UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22378

DoubleLine Funds Trust
(Exact name of Registrant as specified in charter)

2002 North Tampa Street, Suite 200

Tampa, FL 33602
(Address of principal executive offices) (Zip code)

Ronald R. Redell

President and Principal Executive Officer

DoubleLine Funds Trust

2002 North Tampa Street, Suite 200

Tampa, FL 33602
(Name and address of agent for service)

(813) 791-7333

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

DoubleLine Total Return Bond Fund
Class I | DBLTX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Total Return Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Total Return Bond Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.35% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to Agency mortgage-backed securities relative to the benchmark contributed positively to performance, as Agency mortgages outperformed U.S. Treasuries and corporate bonds during the period. The Fund’s allocation to out-of-benchmark securitized credit also supported returns, as these sectors generally outperformed investment grade corporate bonds.
POSITIONING
The Fund maintained a high-quality profile, with approximately 56% of the portfolio allocated to government-backed mortgages and U.S. Treasuries. The Fund rotated up in quality during the period, reinvesting proceeds from maturing positions into higher-rated bonds. The Fund’s average duration remained modestly shorter than that of its benchmark, and its average credit quality was A+.

Top Contributors
↑	Agency Mortgage-Backed Securities (MBS)
↑	Non-Agency Residential MBS
↑	Non-Agency Commercial MBS

Top Detractors
↓	U.S. Government Securities
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Total Return Bond Fund	PAGE 1	TSR-AR-258620103

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	4.59	0.84	1.84
Bloomberg U.S. Mortgage Backed Securities (MBS) Index	5.79	0.45	1.43
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$31,163,011,513
Number of Holdings	3,137
Total Advisory Fees Paid	$121,679,835
Portfolio Turnover	26%
Effective Duration	5.52 years
Weighted Average Life	5.78 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	13.4
Agency	40.4
AAA	16.0
AA	2.3
A	5.5
BBB	5.0
BB	0.8
B and Below	6.4
Not Rated	7.9
Other	2.3
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Mortgage Backed Obligations	48.9
Non-Agency Residential Collateralized Mortgage Obligations	24.9
Non-Agency Commercial Mortgage Backed Obligations	8.1
Asset Backed Obligations	6.1
U.S. Government and Agency Obligations	5.3
Collateralized Loan Obligations	4.7
Money Market Funds	2.7
Cash & Other	-0.2
Futures Contracts	-0.5
DoubleLine Total Return Bond Fund	PAGE 2	TSR-AR-258620103

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Total Return Bond Fund	PAGE 3	TSR-AR-258620103

DoubleLine Total Return Bond Fund
Class I2 | DLTIX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Total Return Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I2	$22	0.54%
*	Amount shown reflects the expenses for Class I2 from inception date through March 31, 2026. Expenses would be higher if Class I2 had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Total Return Bond Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.35% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to Agency mortgage-backed securities relative to the benchmark contributed positively to performance, as Agency mortgages outperformed U.S. Treasuries and corporate bonds during the period. The Fund’s allocation to out-of-benchmark securitized credit also supported returns, as these sectors generally outperformed investment grade corporate bonds.
POSITIONING
The Fund maintained a high-quality profile, with approximately 56% of the portfolio allocated to government-backed mortgages and U.S. Treasuries. The Fund rotated up in quality during the period, reinvesting proceeds from maturing positions into higher-rated bonds. The Fund’s average duration remained modestly shorter than that of its benchmark, and its average credit quality was A+.

Top Contributors
↑	Agency Mortgage-Backed Securities (MBS)
↑	Non-Agency Residential MBS
↑	Non-Agency Commercial MBS

Top Detractors
↓	U.S. Government Securities
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Total Return Bond Fund	PAGE 1	TSR-AR-258620459

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE TOTAL RETURN (%)

Since Inception (10/31/2025)
Class I2 (without sales charge)	0.71
Bloomberg U.S. Mortgage Backed Securities (MBS) Index	1.24
Bloomberg U.S. Aggregate Bond Index	0.43
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$31,163,011,513
Number of Holdings	3,137
Total Advisory Fees Paid	$121,679,835
Portfolio Turnover	26%
Effective Duration	5.52 years
Weighted Average Life	5.78 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	13.4
Agency	40.4
AAA	16.0
AA	2.3
A	5.5
BBB	5.0
BB	0.8
B and Below	6.4
Not Rated	7.9
Other	2.3
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Mortgage Backed Obligations	48.9
Non-Agency Residential Collateralized Mortgage Obligations	24.9
Non-Agency Commercial Mortgage Backed Obligations	8.1
Asset Backed Obligations	6.1
U.S. Government and Agency Obligations	5.3
Collateralized Loan Obligations	4.7
Money Market Funds	2.7
Cash & Other	-0.2
Futures Contracts	-0.5
DoubleLine Total Return Bond Fund	PAGE 2	TSR-AR-258620459

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Total Return Bond Fund	PAGE 3	TSR-AR-258620459

DoubleLine Total Return Bond Fund
Class N | DLTNX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Total Return Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$77	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Total Return Bond Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.35% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to Agency mortgage-backed securities relative to the benchmark contributed positively to performance, as Agency mortgages outperformed U.S. Treasuries and corporate bonds during the period. The Fund’s allocation to out-of-benchmark securitized credit also supported returns, as these sectors generally outperformed investment grade corporate bonds.
POSITIONING
The Fund maintained a high-quality profile, with approximately 56% of the portfolio allocated to government-backed mortgages and U.S. Treasuries. The Fund rotated up in quality during the period, reinvesting proceeds from maturing positions into higher-rated bonds. The Fund’s average duration remained modestly shorter than that of its benchmark, and its average credit quality was A+.

Top Contributors
↑	Agency Mortgage-Backed Securities (MBS)
↑	Non-Agency Residential MBS
↑	Non-Agency Commercial MBS

Top Detractors
↓	U.S. Government Securities
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Total Return Bond Fund	PAGE 1	TSR-AR-258620202

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	4.45	0.59	1.59
Bloomberg U.S. Mortgage Backed Securities (MBS) Index	5.79	0.45	1.43
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$31,163,011,513
Number of Holdings	3,137
Total Advisory Fees Paid	$121,679,835
Portfolio Turnover	26%
Effective Duration	5.52 years
Weighted Average Life	5.78 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	13.4
Agency	40.4
AAA	16.0
AA	2.3
A	5.5
BBB	5.0
BB	0.8
B and Below	6.4
Not Rated	7.9
Other	2.3
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Mortgage Backed Obligations	48.9
Non-Agency Residential Collateralized Mortgage Obligations	24.9
Non-Agency Commercial Mortgage Backed Obligations	8.1
Asset Backed Obligations	6.1
U.S. Government and Agency Obligations	5.3
Collateralized Loan Obligations	4.7
Money Market Funds	2.7
Cash & Other	-0.2
Futures Contracts	-0.5
DoubleLine Total Return Bond Fund	PAGE 2	TSR-AR-258620202

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Total Return Bond Fund	PAGE 3	TSR-AR-258620202

DoubleLine Total Return Bond Fund
Class R6 | DDTRX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Total Return Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.43%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Total Return Bond Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.35% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to Agency mortgage-backed securities relative to the benchmark contributed positively to performance, as Agency mortgages outperformed U.S. Treasuries and corporate bonds during the period. The Fund’s allocation to out-of-benchmark securitized credit also supported returns, as these sectors generally outperformed investment grade corporate bonds.
POSITIONING
The Fund maintained a high-quality profile, with approximately 56% of the portfolio allocated to government-backed mortgages and U.S. Treasuries. The Fund rotated up in quality during the period, reinvesting proceeds from maturing positions into higher-rated bonds. The Fund’s average duration remained modestly shorter than that of its benchmark, and its average credit quality was A+.

Top Contributors
↑	Agency Mortgage-Backed Securities (MBS)
↑	Non-Agency Residential MBS
↑	Non-Agency Commercial MBS

Top Detractors
↓	U.S. Government Securities
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Total Return Bond Fund	PAGE 1	TSR-AR-258620566

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Class R6 (without sales charge)	4.78	0.93	1.28
Bloomberg U.S. Mortgage Backed Securities (MBS) Index	5.79	0.45	1.00
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.14
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$31,163,011,513
Number of Holdings	3,137
Total Advisory Fees Paid	$121,679,835
Portfolio Turnover	26%
Effective Duration	5.52 years
Weighted Average Life	5.78 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	13.4
Agency	40.4
AAA	16.0
AA	2.3
A	5.5
BBB	5.0
BB	0.8
B and Below	6.4
Not Rated	7.9
Other	2.3
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Mortgage Backed Obligations	48.9
Non-Agency Residential Collateralized Mortgage Obligations	24.9
Non-Agency Commercial Mortgage Backed Obligations	8.1
Asset Backed Obligations	6.1
U.S. Government and Agency Obligations	5.3
Collateralized Loan Obligations	4.7
Money Market Funds	2.7
Cash & Other	-0.2
Futures Contracts	-0.5
DoubleLine Total Return Bond Fund	PAGE 2	TSR-AR-258620566

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Total Return Bond Fund	PAGE 3	TSR-AR-258620566

DoubleLine Core Fixed Income Fund
Class I | DBLFX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Core Fixed Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.46%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Core Fixed Income Fund underperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.35% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to Agency mortgage-backed securities relative to the benchmark contributed positively to performance, as Agency mortgages outperformed U.S. Treasuries and corporate bonds during the period. In addition, the Fund’s allocation to out-of-benchmark credit supported returns, as these sectors generally outperformed investment grade (IG) corporate bonds. The Fund’s active management and bottom-up security selection also contributed to performance as each credit sleeve outperformed the return of the IG corporate bond index and their own relative benchmark. The Fund’s allocation to U.S. government securities detracted from performance due to duration differences between the Fund and benchmark.
POSITIONING
The Fund invested in U.S. government-guaranteed and high-credit-quality credit assets. The Fund rotated up in credit quality during the period, reinvesting cash from maturing positions into higher-rated bonds. The Fund added marginally to non-U.S. dollar positions via global and emerging markets local currency bonds. The Fund’s average duration remained modestly shorter than that of its benchmark, and its average credit quality was A.

Top Contributors
↑	Agency Mortgage-Backed Securities (MBS)
↑	Investment Grade Corporate Bonds
↑	Non-Agency Residential MBS

Top Detractors
↓	U.S. Government Securities
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Core Fixed Income Fund	PAGE 1	TSR-AR-258620301

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	4.23	0.82	2.13
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$6,851,314,066
Number of Holdings	1,700
Total Advisory Fees Paid	$23,662,104
Portfolio Turnover	43%
Effective Duration	5.52 years
Weighted Average Life	6.34 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	24.3
Agency	18.6
AAA	8.6
AA	4.0
A	9.3
BBB	17.3
BB	6.0
B and Below	7.0
Not Rated	2.4
Other	2.5
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Mortgage Backed Obligations	21.8
U.S. Corporate Bonds	14.6
U.S. Government and Agency Obligations	14.2
Non-Agency Residential Collateralized Mortgage Obligations	10.5
Affiliated Mutual Funds	9.4
Money Market Funds	7.7
Non-Agency Commercial Mortgage Backed Obligations	6.6
Foreign Corporate Bonds	6.1
U.S. Treasury Bills	5.7
Cash & Other	3.4
DoubleLine Core Fixed Income Fund	PAGE 2	TSR-AR-258620301

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Core Fixed Income Fund	PAGE 3	TSR-AR-258620301

DoubleLine Core Fixed Income Fund
Class I2 | DLFIX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Core Fixed Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I2	$21	0.50%
*	Amount shown reflects the expenses for Class I2 from inception date through March 31, 2026. Expenses would be higher if Class I2 had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Core Fixed Income Fund underperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.35% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to Agency mortgage-backed securities relative to the benchmark contributed positively to performance, as Agency mortgages outperformed U.S. Treasuries and corporate bonds during the period. In addition, the Fund’s allocation to out-of-benchmark credit supported returns, as these sectors generally outperformed investment grade (IG) corporate bonds. The Fund’s active management and bottom-up security selection also contributed to performance as each credit sleeve outperformed the return of the IG corporate bond index and their own relative benchmark. The Fund’s allocation to U.S. government securities detracted from performance due to duration differences between the Fund and benchmark.
POSITIONING
The Fund invested in U.S. government-guaranteed and high-credit-quality credit assets. The Fund rotated up in credit quality during the period, reinvesting cash from maturing positions into higher-rated bonds. The Fund added marginally to non-U.S. dollar positions via global and emerging markets local currency bonds. The Fund’s average duration remained modestly shorter than that of its benchmark, and its average credit quality was A.

Top Contributors
↑	Agency Mortgage-Backed Securities (MBS)
↑	Investment Grade Corporate Bonds
↑	Non-Agency Residential MBS

Top Detractors
↓	U.S. Government Securities
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Core Fixed Income Fund	PAGE 1	TSR-AR-258620442

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
AVERAGE TOTAL RETURN (%)

Since Inception (10/31/2025)
Class I2 (without sales charge)	0.21
Bloomberg U.S. Aggregate Bond Index	0.43
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$6,851,314,066
Number of Holdings	1,700
Total Advisory Fees Paid	$23,662,104
Portfolio Turnover	43%
Effective Duration	5.52 years
Weighted Average Life	6.34 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	24.3
Agency	18.6
AAA	8.6
AA	4.0
A	9.3
BBB	17.3
BB	6.0
B and Below	7.0
Not Rated	2.4
Other	2.5
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Mortgage Backed Obligations	21.8
U.S. Corporate Bonds	14.6
U.S. Government and Agency Obligations	14.2
Non-Agency Residential Collateralized Mortgage Obligations	10.5
Affiliated Mutual Funds	9.4
Money Market Funds	7.7
Non-Agency Commercial Mortgage Backed Obligations	6.6
Foreign Corporate Bonds	6.1
U.S. Treasury Bills	5.7
Cash & Other	3.4
DoubleLine Core Fixed Income Fund	PAGE 2	TSR-AR-258620442

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Core Fixed Income Fund	PAGE 3	TSR-AR-258620442

DoubleLine Core Fixed Income Fund
Class N | DLFNX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Core Fixed Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$72	0.71%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Core Fixed Income Fund underperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.35% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to Agency mortgage-backed securities relative to the benchmark contributed positively to performance, as Agency mortgages outperformed U.S. Treasuries and corporate bonds during the period. In addition, the Fund’s allocation to out-of-benchmark credit supported returns, as these sectors generally outperformed investment grade (IG) corporate bonds. The Fund’s active management and bottom-up security selection also contributed to performance as each credit sleeve outperformed the return of the IG corporate bond index and their own relative benchmark. The Fund’s allocation to U.S. government securities detracted from performance due to duration differences between the Fund and benchmark.
POSITIONING
The Fund invested in U.S. government-guaranteed and high-credit-quality credit assets. The Fund rotated up in credit quality during the period, reinvesting cash from maturing positions into higher-rated bonds. The Fund added marginally to non-U.S. dollar positions via global and emerging markets local currency bonds. The Fund’s average duration remained modestly shorter than that of its benchmark, and its average credit quality was A.

Top Contributors
↑	Agency Mortgage-Backed Securities (MBS)
↑	Investment Grade Corporate Bonds
↑	Non-Agency Residential MBS

Top Detractors
↓	U.S. Government Securities
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Core Fixed Income Fund	PAGE 1	TSR-AR-258620400

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	3.85	0.57	1.88
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$6,851,314,066
Number of Holdings	1,700
Total Advisory Fees Paid	$23,662,104
Portfolio Turnover	43%
Effective Duration	5.52 years
Weighted Average Life	6.34 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	24.3
Agency	18.6
AAA	8.6
AA	4.0
A	9.3
BBB	17.3
BB	6.0
B and Below	7.0
Not Rated	2.4
Other	2.5
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Mortgage Backed Obligations	21.8
U.S. Corporate Bonds	14.6
U.S. Government and Agency Obligations	14.2
Non-Agency Residential Collateralized Mortgage Obligations	10.5
Affiliated Mutual Funds	9.4
Money Market Funds	7.7
Non-Agency Commercial Mortgage Backed Obligations	6.6
Foreign Corporate Bonds	6.1
U.S. Treasury Bills	5.7
Cash & Other	3.4
DoubleLine Core Fixed Income Fund	PAGE 2	TSR-AR-258620400

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Core Fixed Income Fund	PAGE 3	TSR-AR-258620400

DoubleLine Core Fixed Income Fund
Class R6 | DDCFX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Core Fixed Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Core Fixed Income Fund underperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.35% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to Agency mortgage-backed securities relative to the benchmark contributed positively to performance, as Agency mortgages outperformed U.S. Treasuries and corporate bonds during the period. In addition, the Fund’s allocation to out-of-benchmark credit supported returns, as these sectors generally outperformed investment grade (IG) corporate bonds. The Fund’s active management and bottom-up security selection also contributed to performance as each credit sleeve outperformed the return of the IG corporate bond index and their own relative benchmark. The Fund’s allocation to U.S. government securities detracted from performance due to duration differences between the Fund and benchmark.
POSITIONING
The Fund invested in U.S. government-guaranteed and high-credit-quality credit assets. The Fund rotated up in credit quality during the period, reinvesting cash from maturing positions into higher-rated bonds. The Fund added marginally to non-U.S. dollar positions via global and emerging markets local currency bonds. The Fund’s average duration remained modestly shorter than that of its benchmark, and its average credit quality was A.

Top Contributors
↑	Agency Mortgage-Backed Securities (MBS)
↑	Investment Grade Corporate Bonds
↑	Non-Agency Residential MBS

Top Detractors
↓	U.S. Government Securities
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Core Fixed Income Fund	PAGE 1	TSR-AR-258620558

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Class R6 (without sales charge)	4.18	0.84	1.40
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.14
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$6,851,314,066
Number of Holdings	1,700
Total Advisory Fees Paid	$23,662,104
Portfolio Turnover	43%
Effective Duration	5.52 years
Weighted Average Life	6.34 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	24.3
Agency	18.6
AAA	8.6
AA	4.0
A	9.3
BBB	17.3
BB	6.0
B and Below	7.0
Not Rated	2.4
Other	2.5
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Mortgage Backed Obligations	21.8
U.S. Corporate Bonds	14.6
U.S. Government and Agency Obligations	14.2
Non-Agency Residential Collateralized Mortgage Obligations	10.5
Affiliated Mutual Funds	9.4
Money Market Funds	7.7
Non-Agency Commercial Mortgage Backed Obligations	6.6
Foreign Corporate Bonds	6.1
U.S. Treasury Bills	5.7
Cash & Other	3.4
DoubleLine Core Fixed Income Fund	PAGE 2	TSR-AR-258620558

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Core Fixed Income Fund	PAGE 3	TSR-AR-258620558

DoubleLine Emerging Markets Fixed Income Fund
Class I | DBLEX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Emerging Markets Fixed Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	0.93%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Emerging Markets Fixed Income Fund underperformed the benchmark J.P. Morgan Emerging Markets Bond Global Diversified Index return of 10.38% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s underweight relative to the benchmark to the Middle East and Europe contributed to performance. The Fund’s overweight to emerging markets corporate debt and underweight to Venezuela detracted from performance.
POSITIONING
The Fund maintained a shorter duration than that of the benchmark. The Fund was overweight emerging markets corporate debt and slightly overweight investment grade credit relative to the benchmark. In terms of regional allocation, the Fund was overweight Latin America and underweight Central and Eastern Europe, the Middle East and Africa (CEEMEA).

Top Contributors
↑	Corporate Debt Exposure
↑	Venezuela Allocation

Top Detractors
↓	Corporate Debt Exposure
↓	Venezuela Allocation
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Emerging Markets Fixed Income Fund	PAGE 1	TSR-AR-258620509

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	4.63	1.91	4.04
J.P. Morgan Emerging Markets Bond Global Diversified Index	10.38	2.47	3.75
Bloomberg Global Aggregate Bond Index	4.26	-1.46	0.58
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$337,806,624
Number of Holdings	142
Total Advisory Fees Paid	$2,961,408
Portfolio Turnover	46%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
A	8.0
BBB	49.2
BB	34.5
B and Below	3.9
Not Rated	0.5
Other	3.9
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Ten Holdings	(% of Net Assets)
Banco de Credito del Peru SA, 3.25%, 09/30/2031	2.9
Cemex SAB de CV, 5.13%, 06/08/2026	2.4
Mexico Government International Bond, 4.40%, 02/12/2052	2.3
Chile Electricity PEC SpA, 01/25/2028	2.2
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.13%, 05/15/2027	2.1
JSW Hydro Energy Ltd., 4.13%, 05/18/2031	1.9
Ecopetrol SA, 5.88%, 11/02/2051	1.9
AL Candelaria Spain SA, 5.75%, 06/15/2033	1.9
Oversea-Chinese Banking Corp. Ltd., 4.60%, 06/15/2032	1.8
OCP SA, 6.75%, 05/02/2034	1.8
DoubleLine Emerging Markets Fixed Income Fund	PAGE 2	TSR-AR-258620509

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Emerging Markets Fixed Income Fund	PAGE 3	TSR-AR-258620509

DoubleLine Emerging Markets Fixed Income Fund
Class I2 | DLEIX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Emerging Markets Fixed Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I2	$40	0.97%
*	Amount shown reflects the expenses for Class I2 from inception date through March 31, 2026. Expenses would be higher if Class I2 had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Emerging Markets Fixed Income Fund underperformed the benchmark J.P. Morgan Emerging Markets Bond Global Diversified Index return of 10.38% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s underweight relative to the benchmark to the Middle East and Europe contributed to performance. The Fund’s overweight to emerging markets corporate debt and underweight to Venezuela detracted from performance.
POSITIONING
The Fund maintained a shorter duration than that of the benchmark. The Fund was overweight emerging markets corporate debt and slightly overweight investment grade credit relative to the benchmark. In terms of regional allocation, the Fund was overweight Latin America and underweight Central and Eastern Europe, the Middle East and Africa (CEEMEA).

Top Contributors
↑	Corporate Debt Exposure
↑	Venezuela Allocation

Top Detractors
↓	Corporate Debt Exposure
↓	Venezuela Allocation
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Emerging Markets Fixed Income Fund	PAGE 1	TSR-AR-258620434

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
AVERAGE TOTAL RETURN (%)

Since Inception (10/31/2025)
Class I2 (without sales charge)	-0.65
J.P. Morgan Emerging Markets Bond Global Diversified Index	-0.14
Bloomberg Global Aggregate Bond Index	-0.58
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$337,806,624
Number of Holdings	142
Total Advisory Fees Paid	$2,961,408
Portfolio Turnover	46%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
A	8.0
BBB	49.2
BB	34.5
B and Below	3.9
Not Rated	0.5
Other	3.9
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Ten Holdings	(% of Net Assets)
Banco de Credito del Peru SA, 3.25%, 09/30/2031	2.9
Cemex SAB de CV, 5.13%, 06/08/2026	2.4
Mexico Government International Bond, 4.40%, 02/12/2052	2.3
Chile Electricity PEC SpA, 01/25/2028	2.2
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.13%, 05/15/2027	2.1
JSW Hydro Energy Ltd., 4.13%, 05/18/2031	1.9
Ecopetrol SA, 5.88%, 11/02/2051	1.9
AL Candelaria Spain SA, 5.75%, 06/15/2033	1.9
Oversea-Chinese Banking Corp. Ltd., 4.60%, 06/15/2032	1.8
OCP SA, 6.75%, 05/02/2034	1.8
DoubleLine Emerging Markets Fixed Income Fund	PAGE 2	TSR-AR-258620434

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Emerging Markets Fixed Income Fund	PAGE 3	TSR-AR-258620434

DoubleLine Emerging Markets Fixed Income Fund
Class N | DLENX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Emerging Markets Fixed Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$122	1.19%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Emerging Markets Fixed Income Fund underperformed the benchmark J.P. Morgan Emerging Markets Bond Global Diversified Index return of 10.38% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s underweight relative to the benchmark to the Middle East and Europe contributed to performance. The Fund’s overweight to emerging markets corporate debt and underweight to Venezuela detracted from performance.
POSITIONING
The Fund maintained a shorter duration than that of the benchmark. The Fund was overweight emerging markets corporate debt and slightly overweight investment grade credit relative to the benchmark. In terms of regional allocation, the Fund was overweight Latin America and underweight Central and Eastern Europe, the Middle East and Africa (CEEMEA).

Top Contributors
↑	Corporate Debt Exposure
↑	Venezuela Allocation

Top Detractors
↓	Corporate Debt Exposure
↓	Venezuela Allocation
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Emerging Markets Fixed Income Fund	PAGE 1	TSR-AR-258620608

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	4.47	1.67	3.78
J.P. Morgan Emerging Markets Bond Global Diversified Index	10.38	2.47	3.75
Bloomberg Global Aggregate Bond Index	4.26	-1.46	0.58
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$337,806,624
Number of Holdings	142
Total Advisory Fees Paid	$2,961,408
Portfolio Turnover	46%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
A	8.0
BBB	49.2
BB	34.5
B and Below	3.9
Not Rated	0.5
Other	3.9
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Ten Holdings	(% of Net Assets)
Banco de Credito del Peru SA, 3.25%, 09/30/2031	2.9
Cemex SAB de CV, 5.13%, 06/08/2026	2.4
Mexico Government International Bond, 4.40%, 02/12/2052	2.3
Chile Electricity PEC SpA, 01/25/2028	2.2
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.13%, 05/15/2027	2.1
JSW Hydro Energy Ltd., 4.13%, 05/18/2031	1.9
Ecopetrol SA, 5.88%, 11/02/2051	1.9
AL Candelaria Spain SA, 5.75%, 06/15/2033	1.9
Oversea-Chinese Banking Corp. Ltd., 4.60%, 06/15/2032	1.8
OCP SA, 6.75%, 05/02/2034	1.8
DoubleLine Emerging Markets Fixed Income Fund	PAGE 2	TSR-AR-258620608

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Emerging Markets Fixed Income Fund	PAGE 3	TSR-AR-258620608

DoubleLine Low Duration Bond Fund
Class I | DBLSX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Low Duration Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Low Duration Bond Fund outperformed the benchmark ICE BofA 1-3 Year U.S. Treasury Index return of 3.75% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s credit sector allocation contributed to performance, as all credit sectors within the Fund outperformed the return of the benchmark. The Fund’s U.S. government securities and Agency mortgage-backed securities allocations also generated healthy returns and outperformed the benchmark.
POSITIONING
The Fund maintained a high credit quality, with less than 5% in below-investment-grade exposures and around two-thirds in AAA and U.S. government-guaranteed assets. The Fund rotated up in quality during the period, deploying cash from maturities into higher-rated bonds. The Fund increased investment grade corporate bond and Agency and non-Agency residential mortgage-backed securities allocations and reduced U.S. government securities and collateralized loan obligation allocations.

Top Contributors
↑	U.S. Government Securities
↑	Non-Agency Commercial and Residential Mortgage-Backed Securities
↑	Investment Grade Corporates

Top Detractors
↓	All holdings within the Fund contributed to performance
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Low Duration Bond Fund	PAGE 1	TSR-AR-258620863

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	4.57	3.12	2.89
ICE BofA 1-3 Year U.S. Treasury Index	3.75	1.86	1.78
Bloomberg U.S. Aggregate 1-3 Years Index	4.03	2.06	2.01
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$6,494,782,012
Number of Holdings	840
Total Advisory Fees Paid	$22,026,836
Portfolio Turnover	54%
Effective Duration	1.75 years
Weighted Average Life	2.86 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	23.3
Agency	5.9
AAA	36.0
AA	6.0
A	11.0
BBB	14.7
BB	1.3
B and Below	0.2
Not Rated	1.1
Other	0.5
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Obligations	22.5
Non-Agency Commercial Mortgage Backed Obligations	14.8
Non-Agency Residential Collateralized Mortgage Obligations	14.3
U.S. Corporate Bonds	12.7
Collateralized Loan Obligations	9.1
Asset Backed Obligations	8.8
Foreign Corporate Bonds	7.7
U.S. Government and Agency Mortgage Backed Obligations	6.4
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.4
Cash & Other	1.3
DoubleLine Low Duration Bond Fund	PAGE 2	TSR-AR-258620863

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Low Duration Bond Fund	PAGE 3	TSR-AR-258620863

DoubleLine Low Duration Bond Fund
Class I2 | DLLIX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Low Duration Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I2	$21	0.50%
*	Amount shown reflects the expenses for Class I2 from inception date through March 31, 2026. Expenses would be higher if Class I2 had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Low Duration Bond Fund outperformed the benchmark ICE BofA 1-3 Year U.S. Treasury Index return of 3.75% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s credit sector allocation contributed to performance, as all credit sectors within the Fund outperformed the return of the benchmark. The Fund’s U.S. government securities and Agency mortgage-backed securities allocations also generated healthy returns and outperformed the benchmark.
POSITIONING
The Fund maintained a high credit quality, with less than 5% in below-investment-grade exposures and around two-thirds in AAA and U.S. government-guaranteed assets. The Fund rotated up in quality during the period, deploying cash from maturities into higher-rated bonds. The Fund increased investment grade corporate bond and Agency and non-Agency residential mortgage-backed securities allocations and reduced U.S. government securities and collateralized loan obligation allocations.

Top Contributors
↑	U.S. Government Securities
↑	Non-Agency Commercial and Residential Mortgage-Backed Securities
↑	Investment Grade Corporates

Top Detractors
↓	All holdings within the Fund contributed to performance
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Low Duration Bond Fund	PAGE 1	TSR-AR-258620467

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
AVERAGE TOTAL RETURN (%)

Since Inception (10/31/2025)
Class I2 (without sales charge)	1.21
ICE BofA 1-3 Year U.S. Treasury Index	1.07
Bloomberg U.S. Aggregate 1-3 Years Index	1.16
Bloomberg U.S. Aggregate Bond Index	0.43
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$6,494,782,012
Number of Holdings	840
Total Advisory Fees Paid	$22,026,836
Portfolio Turnover	54%
Effective Duration	1.75 years
Weighted Average Life	2.86 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	23.3
Agency	5.9
AAA	36.0
AA	6.0
A	11.0
BBB	14.7
BB	1.3
B and Below	0.2
Not Rated	1.1
Other	0.5
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Obligations	22.5
Non-Agency Commercial Mortgage Backed Obligations	14.8
Non-Agency Residential Collateralized Mortgage Obligations	14.3
U.S. Corporate Bonds	12.7
Collateralized Loan Obligations	9.1
Asset Backed Obligations	8.8
Foreign Corporate Bonds	7.7
U.S. Government and Agency Mortgage Backed Obligations	6.4
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.4
Cash & Other	1.3
DoubleLine Low Duration Bond Fund	PAGE 2	TSR-AR-258620467

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Low Duration Bond Fund	PAGE 3	TSR-AR-258620467

DoubleLine Low Duration Bond Fund
Class N | DLSNX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Low Duration Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$72	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Low Duration Bond Fund outperformed the benchmark ICE BofA 1-3 Year U.S. Treasury Index return of 3.75% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s credit sector allocation contributed to performance, as all credit sectors within the Fund outperformed the return of the benchmark. The Fund’s U.S. government securities and Agency mortgage-backed securities allocations also generated healthy returns and outperformed the benchmark.
POSITIONING
The Fund maintained a high credit quality, with less than 5% in below-investment-grade exposures and around two-thirds in AAA and U.S. government-guaranteed assets. The Fund rotated up in quality during the period, deploying cash from maturities into higher-rated bonds. The Fund increased investment grade corporate bond and Agency and non-Agency residential mortgage-backed securities allocations and reduced U.S. government securities and collateralized loan obligation allocations.

Top Contributors
↑	U.S. Government Securities
↑	Non-Agency Commercial and Residential Mortgage-Backed Securities
↑	Investment Grade Corporates

Top Detractors
↓	All holdings within the Fund contributed to performance
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Low Duration Bond Fund	PAGE 1	TSR-AR-258620855

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	4.31	2.87	2.62
ICE BofA 1-3 Year U.S. Treasury Index	3.75	1.86	1.78
Bloomberg U.S. Aggregate 1-3 Years Index	4.03	2.06	2.01
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$6,494,782,012
Number of Holdings	840
Total Advisory Fees Paid	$22,026,836
Portfolio Turnover	54%
Effective Duration	1.75 years
Weighted Average Life	2.86 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	23.3
Agency	5.9
AAA	36.0
AA	6.0
A	11.0
BBB	14.7
BB	1.3
B and Below	0.2
Not Rated	1.1
Other	0.5
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Obligations	22.5
Non-Agency Commercial Mortgage Backed Obligations	14.8
Non-Agency Residential Collateralized Mortgage Obligations	14.3
U.S. Corporate Bonds	12.7
Collateralized Loan Obligations	9.1
Asset Backed Obligations	8.8
Foreign Corporate Bonds	7.7
U.S. Government and Agency Mortgage Backed Obligations	6.4
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.4
Cash & Other	1.3
DoubleLine Low Duration Bond Fund	PAGE 2	TSR-AR-258620855

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Low Duration Bond Fund	PAGE 3	TSR-AR-258620855

DoubleLine Low Duration Bond Fund
Class R6 | DDLDX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Low Duration Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$40	0.39%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Low Duration Bond Fund outperformed the benchmark ICE BofA 1-3 Year U.S. Treasury Index return of 3.75% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s credit sector allocation contributed to performance, as all credit sectors within the Fund outperformed the return of the benchmark. The Fund’s U.S. government securities and Agency mortgage-backed securities allocations also generated healthy returns and outperformed the benchmark.
POSITIONING
The Fund maintained a high credit quality, with less than 5% in below-investment-grade exposures and around two-thirds in AAA and U.S. government-guaranteed assets. The Fund rotated up in quality during the period, deploying cash from maturities into higher-rated bonds. The Fund increased investment grade corporate bond and Agency and non-Agency residential mortgage-backed securities allocations and reduced U.S. government securities and collateralized loan obligation allocations.

Top Contributors
↑	U.S. Government Securities
↑	Non-Agency Commercial and Residential Mortgage-Backed Securities
↑	Investment Grade Corporates

Top Detractors
↓	All holdings within the Fund contributed to performance
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Low Duration Bond Fund	PAGE 1	TSR-AR-258620541

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Class R6 (without sales charge)	4.64	3.17	2.92
ICE BofA 1-3 Year U.S. Treasury Index	3.75	1.86	2.03
Bloomberg U.S. Aggregate 1-3 Years Index	4.03	2.06	2.19
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.14
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$6,494,782,012
Number of Holdings	840
Total Advisory Fees Paid	$22,026,836
Portfolio Turnover	54%
Effective Duration	1.75 years
Weighted Average Life	2.86 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	23.3
Agency	5.9
AAA	36.0
AA	6.0
A	11.0
BBB	14.7
BB	1.3
B and Below	0.2
Not Rated	1.1
Other	0.5
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Obligations	22.5
Non-Agency Commercial Mortgage Backed Obligations	14.8
Non-Agency Residential Collateralized Mortgage Obligations	14.3
U.S. Corporate Bonds	12.7
Collateralized Loan Obligations	9.1
Asset Backed Obligations	8.8
Foreign Corporate Bonds	7.7
U.S. Government and Agency Mortgage Backed Obligations	6.4
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.4
Cash & Other	1.3
DoubleLine Low Duration Bond Fund	PAGE 2	TSR-AR-258620541

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Low Duration Bond Fund	PAGE 3	TSR-AR-258620541

DoubleLine Shiller Enhanced CAPE®
Class I | DSEEX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Shiller Enhanced CAPE® for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Shiller Enhanced CAPE® underperformed the benchmark S&P 500 Index® return of 17.80% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
Three of the Fund’s seven sector allocations appreciated in value. The communication services allocation was the biggest contributor to Fund performance while real estate was the biggest detractor. All sectors within the Fund’s fixed-income portfolio increased in value. The biggest contributor to fixed-income portfolio performance by sector was non-Agency mortgage-backed securities while the laggard was U.S. government securities.
POSITIONING
The Shiller Barclays CAPE® U.S. Sector Total Return USD Index, to which the Fund gained exposure through the use of swap contracts, was allocated to seven sectors: consumer discretionary, consumer staples, communication services, financials, health care, materials and real estate. The Fund’s use of swap contracts to gain exposure to equities facilitated investment of the Fund’s remaining assets in fixed income securities across nine sectors: bank loans, investment grade corporate bonds, Agency residential mortgage-backed securities (RMBS), non-Agency RMBS, asset-backed securities, emerging markets fixed income, commercial MBS, collateralized loan obligations and U.S. government securities.

Top Contributors
↑	Communication Services
↑	Consumer Discretionary
↑	Materials
↑	Fixed-Income Portfolio Exposure to Asset-Backed Securities

Top Detractors
↓	Real Estate
↓	Consumer Staples
↓	Financials
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Shiller Enhanced CAPE®	PAGE 1	TSR-AR-258620822

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	2.53	6.07	11.58
S&P 500® Index	17.80	12.06	14.16
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$2,840,947,019
Number of Holdings	788
Total Advisory Fees Paid	$15,299,505
Portfolio Turnover	48%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	26.9
Agency	5.5
AAA	30.0
AA	6.4
A	8.5
BBB	14.4
BB	1.3
B and Below	3.1
Not Rated	3.0
Other	0.9
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Obligations	25.9
Non-Agency Residential Collateralized Mortgage Obligations	14.4
U.S. Corporate Bonds	13.6
Non-Agency Commercial Mortgage Backed Obligations	12.8
Collateralized Loan Obligations	10.6
Asset Backed Obligations	9.4
U.S. Government and Agency Mortgage Backed Obligations	6.5
Foreign Corporate Bonds	5.9
Bank Loans	2.1
Cash & Other	-1.2

CAPE Sector Breakdown*	(% of Net Assets)
Communication Services	25.0
Consumer Discretionary	25.1
Health Care	25.0
Real Estate	24.9
*	The Fund gained exposure to these allocations through the use of swap contracts.
DoubleLine Shiller Enhanced CAPE®	PAGE 2	TSR-AR-258620822

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Shiller Enhanced CAPE®	PAGE 3	TSR-AR-258620822

DoubleLine Shiller Enhanced CAPE®
Class I2 | DLSIX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Shiller Enhanced CAPE® for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I2	$25	0.61%
*	Amount shown reflects the expenses for Class I2 from inception date through March 31, 2026. Expenses would be higher if Class I2 had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Shiller Enhanced CAPE® underperformed the benchmark S&P 500 Index® return of 17.80% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
Three of the Fund’s seven sector allocations appreciated in value. The communication services allocation was the biggest contributor to Fund performance while real estate was the biggest detractor. All sectors within the Fund’s fixed-income portfolio increased in value. The biggest contributor to fixed-income portfolio performance by sector was non-Agency mortgage-backed securities while the laggard was U.S. government securities.
POSITIONING
The Shiller Barclays CAPE® U.S. Sector Total Return USD Index, to which the Fund gained exposure through the use of swap contracts, was allocated to seven sectors: consumer discretionary, consumer staples, communication services, financials, health care, materials and real estate. The Fund’s use of swap contracts to gain exposure to equities facilitated investment of the Fund’s remaining assets in fixed income securities across nine sectors: bank loans, investment grade corporate bonds, Agency residential mortgage-backed securities (RMBS), non-Agency RMBS, asset-backed securities, emerging markets fixed income, commercial MBS, collateralized loan obligations and U.S. government securities.

Top Contributors
↑	Communication Services
↑	Consumer Discretionary
↑	Materials
↑	Fixed-Income Portfolio Exposure to Asset-Backed Securities

Top Detractors
↓	Real Estate
↓	Consumer Staples
↓	Financials
DoubleLine Shiller Enhanced CAPE®	PAGE 1	TSR-AR-258620350

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
AVERAGE TOTAL RETURN (%)

Since Inception (10/31/2025)
Class I2 (without sales charge)	-1.98
S&P 500® Index	-4.04
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$2,840,947,019
Number of Holdings	788
Total Advisory Fees Paid	$15,299,505
Portfolio Turnover	48%
DoubleLine Shiller Enhanced CAPE®	PAGE 2	TSR-AR-258620350

WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	26.9
Agency	5.5
AAA	30.0
AA	6.4
A	8.5
BBB	14.4
BB	1.3
B and Below	3.1
Not Rated	3.0
Other	0.9
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Obligations	25.9
Non-Agency Residential Collateralized Mortgage Obligations	14.4
U.S. Corporate Bonds	13.6
Non-Agency Commercial Mortgage Backed Obligations	12.8
Collateralized Loan Obligations	10.6
Asset Backed Obligations	9.4
U.S. Government and Agency Mortgage Backed Obligations	6.5
Foreign Corporate Bonds	5.9
Bank Loans	2.1
Cash & Other	-1.2

CAPE Sector Breakdown*	(% of Net Assets)
Communication Services	25.0
Consumer Discretionary	25.1
Health Care	25.0
Real Estate	24.9
*	The Fund gained exposure to these allocations through the use of swap contracts.
Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Shiller Enhanced CAPE®	PAGE 3	TSR-AR-258620350

DoubleLine Shiller Enhanced CAPE®
Class N | DSENX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Shiller Enhanced CAPE® for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$81	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Shiller Enhanced CAPE® underperformed the benchmark S&P 500 Index® return of 17.80% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
Three of the Fund’s seven sector allocations appreciated in value. The communication services allocation was the biggest contributor to Fund performance while real estate was the biggest detractor. All sectors within the Fund’s fixed-income portfolio increased in value. The biggest contributor to fixed-income portfolio performance by sector was non-Agency mortgage-backed securities while the laggard was U.S. government securities.
POSITIONING
The Shiller Barclays CAPE® U.S. Sector Total Return USD Index, to which the Fund gained exposure through the use of swap contracts, was allocated to seven sectors: consumer discretionary, consumer staples, communication services, financials, health care, materials and real estate. The Fund’s use of swap contracts to gain exposure to equities facilitated investment of the Fund’s remaining assets in fixed income securities across nine sectors: bank loans, investment grade corporate bonds, Agency residential mortgage-backed securities (RMBS), non-Agency RMBS, asset-backed securities, emerging markets fixed income, commercial MBS, collateralized loan obligations and U.S. government securities.

Top Contributors
↑	Communication Services
↑	Consumer Discretionary
↑	Materials
↑	Fixed-Income Portfolio Exposure to Asset-Backed Securities

Top Detractors
↓	Real Estate
↓	Consumer Staples
↓	Financials
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Shiller Enhanced CAPE®	PAGE 1	TSR-AR-258620814

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	2.27	5.79	11.30
S&P 500® Index	17.80	12.06	14.16
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$2,840,947,019
Number of Holdings	788
Total Advisory Fees Paid	$15,299,505
Portfolio Turnover	48%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	26.9
Agency	5.5
AAA	30.0
AA	6.4
A	8.5
BBB	14.4
BB	1.3
B and Below	3.1
Not Rated	3.0
Other	0.9
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Obligations	25.9
Non-Agency Residential Collateralized Mortgage Obligations	14.4
U.S. Corporate Bonds	13.6
Non-Agency Commercial Mortgage Backed Obligations	12.8
Collateralized Loan Obligations	10.6
Asset Backed Obligations	9.4
U.S. Government and Agency Mortgage Backed Obligations	6.5
Foreign Corporate Bonds	5.9
Bank Loans	2.1
Cash & Other	-1.2

CAPE Sector Breakdown*	(% of Net Assets)
Communication Services	25.0
Consumer Discretionary	25.1
Health Care	25.0
Real Estate	24.9
*	The Fund gained exposure to these allocations through the use of swap contracts.
DoubleLine Shiller Enhanced CAPE®	PAGE 2	TSR-AR-258620814

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Shiller Enhanced CAPE®	PAGE 3	TSR-AR-258620814

DoubleLine Shiller Enhanced CAPE®
Class R6 | DDCPX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Shiller Enhanced CAPE® for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$50	0.49%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Shiller Enhanced CAPE® underperformed the benchmark S&P 500 Index® return of 17.80% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
Three of the Fund’s seven sector allocations appreciated in value. The communication services allocation was the biggest contributor to Fund performance while real estate was the biggest detractor. All sectors within the Fund’s fixed-income portfolio increased in value. The biggest contributor to fixed-income portfolio performance by sector was non-Agency mortgage-backed securities while the laggard was U.S. government securities.
POSITIONING
The Shiller Barclays CAPE® U.S. Sector Total Return USD Index, to which the Fund gained exposure through the use of swap contracts, was allocated to seven sectors: consumer discretionary, consumer staples, communication services, financials, health care, materials and real estate. The Fund’s use of swap contracts to gain exposure to equities facilitated investment of the Fund’s remaining assets in fixed income securities across nine sectors: bank loans, investment grade corporate bonds, Agency residential mortgage-backed securities (RMBS), non-Agency RMBS, asset-backed securities, emerging markets fixed income, commercial MBS, collateralized loan obligations and U.S. government securities.

Top Contributors
↑	Communication Services
↑	Consumer Discretionary
↑	Materials
↑	Fixed-Income Portfolio Exposure to Asset-Backed Securities

Top Detractors
↓	Real Estate
↓	Consumer Staples
↓	Financials
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Shiller Enhanced CAPE®	PAGE 1	TSR-AR-258620525

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Class R6 (without sales charge)	2.59	6.13	9.13
S&P 500® Index	17.80	12.06	14.24
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$2,840,947,019
Number of Holdings	788
Total Advisory Fees Paid	$15,299,505
Portfolio Turnover	48%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	26.9
Agency	5.5
AAA	30.0
AA	6.4
A	8.5
BBB	14.4
BB	1.3
B and Below	3.1
Not Rated	3.0
Other	0.9
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Obligations	25.9
Non-Agency Residential Collateralized Mortgage Obligations	14.4
U.S. Corporate Bonds	13.6
Non-Agency Commercial Mortgage Backed Obligations	12.8
Collateralized Loan Obligations	10.6
Asset Backed Obligations	9.4
U.S. Government and Agency Mortgage Backed Obligations	6.5
Foreign Corporate Bonds	5.9
Bank Loans	2.1
Cash & Other	-1.2

CAPE Sector Breakdown*	(% of Net Assets)
Communication Services	25.0
Consumer Discretionary	25.1
Health Care	25.0
Real Estate	24.9
*	The Fund gained exposure to these allocations through the use of swap contracts.
DoubleLine Shiller Enhanced CAPE®	PAGE 2	TSR-AR-258620525

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Shiller Enhanced CAPE®	PAGE 3	TSR-AR-258620525

DoubleLine Flexible Income Fund
Class I | DFLEX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Flexible Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$76	0.74%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Flexible Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.35% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s credit exposure, most notably to non-Agency residential mortgage-backed securities (RMBS), collateralized loan obligations, non-Agency commercial MBS and bank loans, outperformed investment grade corporate bonds in the benchmark. The Fund’s allocation to U.S. government securities also contributed to performance. In addition, the Fund’s underweight duration relative to the benchmark contributed to performance as U.S. rates generally rose in the period.
POSITIONING
The Fund had approximately 75% exposure to credit and 25% to U.S. government-guaranteed assets. The Fund’s duration was shorter than that of the benchmark, and the Fund rotated up in credit quality during the period, deploying cash from maturities into higher-rated bonds. The Fund increased non-Agency commercial and residential mortgage-backed securities and non-U.S. dollar allocations. The Fund reduced U.S. government securities, collateralized loan obligation and bank loan allocations.

Top Contributors
↑	Non-Agency Residential and Commercial Mortgage-Backed Securities
↑	Collateralized Loan Obligations
↑	Duration Positioning
↑	Bank Loans

Top Detractors
↓	All holdings within the Fund contributed to performance
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Flexible Income Fund	PAGE 1	TSR-AR-258620798

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	5.28	3.22	3.80
ICE BofA SOFR Overnight Rate Index	4.22	3.50	2.28
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$1,447,530,658
Number of Holdings	1,234
Total Advisory Fees Paid	$7,855,896
Portfolio Turnover	50%
Effective Duration	1.72 years
Weighted Average Life	4.15 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	16.9
Agency	9.7
AAA	10.4
AA	3.1
A	9.0
BBB	22.9
BB	13.2
B and Below	10.1
Not Rated	3.2
Other	1.5
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	17.7
U.S. Government and Agency Mortgage Backed Obligations	13.5
Collateralized Loan Obligations	12.4
Non-Agency Commercial Mortgage Backed Obligations	12.4
U.S. Treasury Bills	10.4
Bank Loans	9.0
Asset Backed Obligations	5.6
Affiliated Mutual Funds	4.6
U.S. Corporate Bonds	4.3
Cash & Other	10.1
DoubleLine Flexible Income Fund	PAGE 2	TSR-AR-258620798

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Flexible Income Fund	PAGE 3	TSR-AR-258620798

DoubleLine Flexible Income Fund
Class I2 | DLPIX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Flexible Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I2	$34	0.79%
*	Amount shown reflects the expenses for Class I2 from inception date through March 31, 2026. Expenses would be higher if Class I2 had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Flexible Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.35% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s credit exposure, most notably to non-Agency residential mortgage-backed securities (RMBS), collateralized loan obligations, non-Agency commercial MBS and bank loans, outperformed investment grade corporate bonds in the benchmark. The Fund’s allocation to U.S. government securities also contributed to performance. In addition, the Fund’s underweight duration relative to the benchmark contributed to performance as U.S. rates generally rose in the period.
POSITIONING
The Fund had approximately 75% exposure to credit and 25% to U.S. government-guaranteed assets. The Fund’s duration was shorter than that of the benchmark, and the Fund rotated up in credit quality during the period, deploying cash from maturities into higher-rated bonds. The Fund increased non-Agency commercial and residential mortgage-backed securities and non-U.S. dollar allocations. The Fund reduced U.S. government securities, collateralized loan obligation and bank loan allocations.

Top Contributors
↑	Non-Agency Residential and Commercial Mortgage-Backed Securities
↑	Collateralized Loan Obligations
↑	Duration Positioning
↑	Bank Loans

Top Detractors
↓	All holdings within the Fund contributed to performance
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Flexible Income Fund	PAGE 1	TSR-AR-258620426

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
AVERAGE TOTAL RETURN (%)

Since Inception (10/31/2025)
Class I2 (without sales charge)	1.13
ICE BofA SOFR Overnight Rate Index	1.59
Bloomberg U.S. Aggregate Bond Index	0.43
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$1,447,530,658
Number of Holdings	1,234
Total Advisory Fees Paid	$7,855,896
Portfolio Turnover	50%
Effective Duration	1.72 years
Weighted Average Life	4.15 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	16.9
Agency	9.7
AAA	10.4
AA	3.1
A	9.0
BBB	22.9
BB	13.2
B and Below	10.1
Not Rated	3.2
Other	1.5
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	17.7
U.S. Government and Agency Mortgage Backed Obligations	13.5
Collateralized Loan Obligations	12.4
Non-Agency Commercial Mortgage Backed Obligations	12.4
U.S. Treasury Bills	10.4
Bank Loans	9.0
Asset Backed Obligations	5.6
Affiliated Mutual Funds	4.6
U.S. Corporate Bonds	4.3
Cash & Other	10.1
DoubleLine Flexible Income Fund	PAGE 2	TSR-AR-258620426

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Flexible Income Fund	PAGE 3	TSR-AR-258620426

DoubleLine Flexible Income Fund
Class N | DLINX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Flexible Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$101	0.99%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Flexible Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.35% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s credit exposure, most notably to non-Agency residential mortgage-backed securities (RMBS), collateralized loan obligations, non-Agency commercial MBS and bank loans, outperformed investment grade corporate bonds in the benchmark. The Fund’s allocation to U.S. government securities also contributed to performance. In addition, the Fund’s underweight duration relative to the benchmark contributed to performance as U.S. rates generally rose in the period.
POSITIONING
The Fund had approximately 75% exposure to credit and 25% to U.S. government-guaranteed assets. The Fund’s duration was shorter than that of the benchmark, and the Fund rotated up in credit quality during the period, deploying cash from maturities into higher-rated bonds. The Fund increased non-Agency commercial and residential mortgage-backed securities and non-U.S. dollar allocations. The Fund reduced U.S. government securities, collateralized loan obligation and bank loan allocations.

Top Contributors
↑	Non-Agency Residential and Commercial Mortgage-Backed Securities
↑	Collateralized Loan Obligations
↑	Duration Positioning
↑	Bank Loans

Top Detractors
↓	All holdings within the Fund contributed to performance
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Flexible Income Fund	PAGE 1	TSR-AR-258620780

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	5.01	2.94	3.53
ICE BofA SOFR Overnight Rate Index	4.22	3.50	2.28
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$1,447,530,658
Number of Holdings	1,234
Total Advisory Fees Paid	$7,855,896
Portfolio Turnover	50%
Effective Duration	1.72 years
Weighted Average Life	4.15 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	16.9
Agency	9.7
AAA	10.4
AA	3.1
A	9.0
BBB	22.9
BB	13.2
B and Below	10.1
Not Rated	3.2
Other	1.5
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	17.7
U.S. Government and Agency Mortgage Backed Obligations	13.5
Collateralized Loan Obligations	12.4
Non-Agency Commercial Mortgage Backed Obligations	12.4
U.S. Treasury Bills	10.4
Bank Loans	9.0
Asset Backed Obligations	5.6
Affiliated Mutual Funds	4.6
U.S. Corporate Bonds	4.3
Cash & Other	10.1
DoubleLine Flexible Income Fund	PAGE 2	TSR-AR-258620780

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Flexible Income Fund	PAGE 3	TSR-AR-258620780

DoubleLine Flexible Income Fund
Class R6 | DFFLX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Flexible Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.67%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Flexible Income Fund outperformed the benchmark Bloomberg U.S. Aggregate Bond Index return of 4.35% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s credit exposure, most notably to non-Agency residential mortgage-backed securities (RMBS), collateralized loan obligations, non-Agency commercial MBS and bank loans, outperformed investment grade corporate bonds in the benchmark. The Fund’s allocation to U.S. government securities also contributed to performance. In addition, the Fund’s underweight duration relative to the benchmark contributed to performance as U.S. rates generally rose in the period.
POSITIONING
The Fund had approximately 75% exposure to credit and 25% to U.S. government-guaranteed assets. The Fund’s duration was shorter than that of the benchmark, and the Fund rotated up in credit quality during the period, deploying cash from maturities into higher-rated bonds. The Fund increased non-Agency commercial and residential mortgage-backed securities and non-U.S. dollar allocations. The Fund reduced U.S. government securities, collateralized loan obligation and bank loan allocations.

Top Contributors
↑	Non-Agency Residential and Commercial Mortgage-Backed Securities
↑	Collateralized Loan Obligations
↑	Duration Positioning
↑	Bank Loans

Top Detractors
↓	All holdings within the Fund contributed to performance
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Flexible Income Fund	PAGE 1	TSR-AR-258620533

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/31/2019)
Class R6 (without sales charge)	5.34	3.24	3.36
ICE BofA SOFR Overnight Rate Index	4.22	3.50	2.79
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.14
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$1,447,530,658
Number of Holdings	1,234
Total Advisory Fees Paid	$7,855,896
Portfolio Turnover	50%
Effective Duration	1.72 years
Weighted Average Life	4.15 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	16.9
Agency	9.7
AAA	10.4
AA	3.1
A	9.0
BBB	22.9
BB	13.2
B and Below	10.1
Not Rated	3.2
Other	1.5
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	17.7
U.S. Government and Agency Mortgage Backed Obligations	13.5
Collateralized Loan Obligations	12.4
Non-Agency Commercial Mortgage Backed Obligations	12.4
U.S. Treasury Bills	10.4
Bank Loans	9.0
Asset Backed Obligations	5.6
Affiliated Mutual Funds	4.6
U.S. Corporate Bonds	4.3
Cash & Other	10.1
DoubleLine Flexible Income Fund	PAGE 2	TSR-AR-258620533

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Flexible Income Fund	PAGE 3	TSR-AR-258620533

DoubleLine Low Duration Emerging Markets Fixed Income Fund
Class I | DBLLX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Low Duration Emerging Markets Fixed Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.59%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Low Duration Emerging Markets Fixed Income Fund outperformed the benchmark J.P. Morgan CEMBI Broad Diversified 1-3 Year Index return of 5.25%.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to emerging markets sovereign debt and underweight to the Middle East and Asia relative to the benchmark contributed to performance. The Fund’s underweight to Europe and Africa detracted from performance.
POSITIONING
The Fund maintained a slightly longer duration than that of the benchmark. The Fund was overweight sovereign and quasi-sovereign debt relative to the benchmark and increased its allocation to investment grade credit. The Fund was overweight Latin America and underweight Asia, the Middle East and Africa.

Top Contributors
↑	Emerging Markets Sovereign Debt Allocation
↑	Middle East Allocation
↑	Asia Allocation

Top Detractors
↓	Europe Allocation
↓	Africa Allocation
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Low Duration Emerging Markets Fixed Income Fund	PAGE 1	TSR-AR-258620772

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	5.52	3.33	3.57
J.P. Morgan CEMBI Broad Diversified 1-3 Year Index	5.25	3.23	3.88
Bloomberg U.S. Aggregate 1-3 Year Index	4.03	2.06	2.01
Bloomberg Global Aggregate Bond Index	4.26	-1.46	0.58
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$132,042,300
Number of Holdings	89
Total Advisory Fees Paid	$400,820
Portfolio Turnover	58%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
A	16.3
BBB	54.4
BB	21.9
Not Rated	0.2
Other	7.2
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Ten Holdings	(% of Net Assets)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 5.88%, 09/13/2034	2.5
Chile Electricity PEC SpA, 01/25/2028	2.5
Oversea-Chinese Banking Corp. Ltd., 4.60%, 06/15/2032	2.4
Mexico Government International Bond, 4.50%, 04/22/2029	2.3
Chile Electricity Lux MPC Sarl, 6.01%, 01/20/2033	2.2
Guatemala Government Bond, 4.50%, 05/03/2026	2.2
MSILF Government Portfolio - Class Institutional, 3.57%, 12/31/2031	2.1
JPMorgan U.S. Government Money Market Fund - Class IM, 3.60%, 01/01/2040	2.1
First American Government Obligations Fund - Class U, 3.60%, 02/01/2030	2.1
AL Candelaria Spain SA, 7.50%, 12/15/2028	2.1
DoubleLine Low Duration Emerging Markets Fixed Income Fund	PAGE 2	TSR-AR-258620772

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Low Duration Emerging Markets Fixed Income Fund	PAGE 3	TSR-AR-258620772

DoubleLine Low Duration Emerging Markets Fixed Income Fund
Class I2 | DLUIX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Low Duration Emerging Markets Fixed Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I2	$27	0.66%
*	Amount shown reflects the expenses for Class I2 from inception date through March 31, 2026. Expenses would be higher if Class I2 had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Low Duration Emerging Markets Fixed Income Fund outperformed the benchmark J.P. Morgan CEMBI Broad Diversified 1-3 Year Index return of 5.25%.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to emerging markets sovereign debt and underweight to the Middle East and Asia relative to the benchmark contributed to performance. The Fund’s underweight to Europe and Africa detracted from performance.
POSITIONING
The Fund maintained a slightly longer duration than that of the benchmark. The Fund was overweight sovereign and quasi-sovereign debt relative to the benchmark and increased its allocation to investment grade credit. The Fund was overweight Latin America and underweight Asia, the Middle East and Africa.

Top Contributors
↑	Emerging Markets Sovereign Debt Allocation
↑	Middle East Allocation
↑	Asia Allocation

Top Detractors
↓	Europe Allocation
↓	Africa Allocation
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Low Duration Emerging Markets Fixed Income Fund	PAGE 1	TSR-AR-258620418

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE TOTAL RETURN (%)

Since Inception (10/31/2025)
Class I2 (without sales charge)	0.99
J.P. Morgan CEMBI Broad Diversified 1-3 Year Index	1.32
Bloomberg U.S. Aggregate 1-3 Year Index	1.16
Bloomberg Global Aggregate Bond Index	-0.58
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$132,042,300
Number of Holdings	89
Total Advisory Fees Paid	$400,820
Portfolio Turnover	58%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
A	16.3
BBB	54.4
BB	21.9
Not Rated	0.2
Other	7.2
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Ten Holdings	(% of Net Assets)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 5.88%, 09/13/2034	2.5
Chile Electricity PEC SpA, 01/25/2028	2.5
Oversea-Chinese Banking Corp. Ltd., 4.60%, 06/15/2032	2.4
Mexico Government International Bond, 4.50%, 04/22/2029	2.3
Chile Electricity Lux MPC Sarl, 6.01%, 01/20/2033	2.2
Guatemala Government Bond, 4.50%, 05/03/2026	2.2
MSILF Government Portfolio - Class Institutional, 3.57%, 12/31/2031	2.1
JPMorgan U.S. Government Money Market Fund - Class IM, 3.60%, 01/01/2040	2.1
First American Government Obligations Fund - Class U, 3.60%, 02/01/2030	2.1
AL Candelaria Spain SA, 7.50%, 12/15/2028	2.1
DoubleLine Low Duration Emerging Markets Fixed Income Fund	PAGE 2	TSR-AR-258620418

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Low Duration Emerging Markets Fixed Income Fund	PAGE 3	TSR-AR-258620418

DoubleLine Low Duration Emerging Markets Fixed Income Fund
Class N | DELNX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Low Duration Emerging Markets Fixed Income Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$86	0.84%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Low Duration Emerging Markets Fixed Income Fund outperformed the benchmark J.P. Morgan CEMBI Broad Diversified 1-3 Year Index return of 5.25%.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to emerging markets sovereign debt and underweight to the Middle East and Asia relative to the benchmark contributed to performance. The Fund’s underweight to Europe and Africa detracted from performance.
POSITIONING
The Fund maintained a slightly longer duration than that of the benchmark. The Fund was overweight sovereign and quasi-sovereign debt relative to the benchmark and increased its allocation to investment grade credit. The Fund was overweight Latin America and underweight Asia, the Middle East and Africa.

Top Contributors
↑	Emerging Markets Sovereign Debt Allocation
↑	Middle East Allocation
↑	Asia Allocation

Top Detractors
↓	Europe Allocation
↓	Africa Allocation
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Low Duration Emerging Markets Fixed Income Fund	PAGE 1	TSR-AR-258620764

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	5.24	3.08	3.31
J.P. Morgan CEMBI Broad Diversified 1-3 Year Index	5.25	3.23	3.88
Bloomberg U.S. Aggregate 1-3 Year Index	4.03	2.06	2.01
Bloomberg Global Aggregate Bond Index	4.26	-1.46	0.58
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$132,042,300
Number of Holdings	89
Total Advisory Fees Paid	$400,820
Portfolio Turnover	58%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
A	16.3
BBB	54.4
BB	21.9
Not Rated	0.2
Other	7.2
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Ten Holdings	(% of Net Assets)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 5.88%, 09/13/2034	2.5
Chile Electricity PEC SpA, 01/25/2028	2.5
Oversea-Chinese Banking Corp. Ltd., 4.60%, 06/15/2032	2.4
Mexico Government International Bond, 4.50%, 04/22/2029	2.3
Chile Electricity Lux MPC Sarl, 6.01%, 01/20/2033	2.2
Guatemala Government Bond, 4.50%, 05/03/2026	2.2
MSILF Government Portfolio - Class Institutional, 3.57%, 12/31/2031	2.1
JPMorgan U.S. Government Money Market Fund - Class IM, 3.60%, 01/01/2040	2.1
First American Government Obligations Fund - Class U, 3.60%, 02/01/2030	2.1
AL Candelaria Spain SA, 7.50%, 12/15/2028	2.1
DoubleLine Low Duration Emerging Markets Fixed Income Fund	PAGE 2	TSR-AR-258620764

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Low Duration Emerging Markets Fixed Income Fund	PAGE 3	TSR-AR-258620764

DoubleLine Long Duration Total Return Bond Fund
Class I | DBLDX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Long Duration Total Return Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Long Duration Total Return Bond Fund underperformed the benchmark Bloomberg U.S. Long Government/Credit Index return of 2.17% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund maintained an average duration slightly longer than that of its benchmark during a period of rising interest rates, which detracted from performance. This was driven primarily by the Fund’s allocation to long-duration U.S. government securities. Partially offsetting this, the Fund’s allocation to Agency mortgage-backed securities generated strong returns and outperformed long-duration mortgages in the benchmark.
POSITIONING
The Fund invested primarily in long-duration Agency mortgage-backed securities and maintained a high-quality profile, with a 100% allocation to U.S. government-backed assets.

Top Contributors
↑	Agency Mortgage-Backed Securities

Top Detractors
↓	Long Duration Positioning
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
DoubleLine Long Duration Total Return Bond Fund	PAGE 1	TSR-AR-258620749

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	2.02	-4.23	-0.79
Bloomberg U.S. Long Government/Credit Index	2.17	-2.93	1.18
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$55,217,410
Number of Holdings	61
Total Advisory Fees Paid	$34,925
Portfolio Turnover	74%
Effective Duration	14.22 years
Weighted Average Life	9.73 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	21.7
Agency	68.6
Other	9.7
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Mortgage Backed Obligations	90.9
Money Market Funds	11.6
Futures Contracts	-0.6
Cash & Other	-1.9
Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Long Duration Total Return Bond Fund	PAGE 2	TSR-AR-258620749

DoubleLine Long Duration Total Return Bond Fund
Class I2 | DLNIX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Long Duration Total Return Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I2	$23	0.57%
*	Amount shown reflects the expenses for Class I2 from inception date through March 31, 2026. Expenses would be higher if Class I2 had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Long Duration Total Return Bond Fund underperformed the benchmark Bloomberg U.S. Long Government/Credit Index return of 2.17% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund maintained an average duration slightly longer than that of its benchmark during a period of rising interest rates, which detracted from performance. This was driven primarily by the Fund’s allocation to long-duration U.S. government securities. Partially offsetting this, the Fund’s allocation to Agency mortgage-backed securities generated strong returns and outperformed long-duration mortgages in the benchmark.
POSITIONING
The Fund invested primarily in long-duration Agency mortgage-backed securities and maintained a high-quality profile, with a 100% allocation to U.S. government-backed assets.

Top Contributors
↑	Agency Mortgage-Backed Securities

Top Detractors
↓	Long Duration Positioning
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Long Duration Total Return Bond Fund	PAGE 1	TSR-AR-258620392

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
AVERAGE TOTAL RETURN (%)

Since Inception (10/31/2025)
Class I2 (without sales charge)	-0.71
Bloomberg U.S. Aggregate Bond Index	0.43
Bloomberg U.S. Long Government/Credit	-1.69
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$55,217,410
Number of Holdings	61
Total Advisory Fees Paid	$34,925
Portfolio Turnover	74%
Effective Duration	14.22 years
Weighted Average Life	9.73 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	21.7
Agency	68.6
Other	9.7
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Mortgage Backed Obligations	90.9
Money Market Funds	11.6
Futures Contracts	-0.6
Cash & Other	-1.9
DoubleLine Long Duration Total Return Bond Fund	PAGE 2	TSR-AR-258620392

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Long Duration Total Return Bond Fund	PAGE 3	TSR-AR-258620392

DoubleLine Long Duration Total Return Bond Fund
Class N | DLLDX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Long Duration Total Return Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$76	0.75%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Long Duration Total Return Bond Fund underperformed the benchmark Bloomberg U.S. Long Government/Credit Index return of 2.17% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund maintained an average duration slightly longer than that of its benchmark during a period of rising interest rates, which detracted from performance. This was driven primarily by the Fund’s allocation to long-duration U.S. government securities. Partially offsetting this, the Fund’s allocation to Agency mortgage-backed securities generated strong returns and outperformed long-duration mortgages in the benchmark.
POSITIONING
The Fund invested primarily in long-duration Agency mortgage-backed securities and maintained a high-quality profile, with a 100% allocation to U.S. government-backed assets.

Top Contributors
↑	Agency Mortgage-Backed Securities

Top Detractors
↓	Long Duration Positioning
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
DoubleLine Long Duration Total Return Bond Fund	PAGE 1	TSR-AR-258620731

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	1.61	-4.53	-1.07
Bloomberg U.S. Long Government/Credit Index	2.17	-2.93	1.18
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$55,217,410
Number of Holdings	61
Total Advisory Fees Paid	$34,925
Portfolio Turnover	74%
Effective Duration	14.22 years
Weighted Average Life	9.73 years
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	21.7
Agency	68.6
Other	9.7
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Mortgage Backed Obligations	90.9
Money Market Funds	11.6
Futures Contracts	-0.6
Cash & Other	-1.9
Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Long Duration Total Return Bond Fund	PAGE 2	TSR-AR-258620731

DoubleLine Strategic Commodity Fund
Class I | DBCMX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Strategic Commodity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$125	1.10%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Strategic Commodity Fund underperformed the benchmark Bloomberg Commodity Index Total Return of 32.29% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
During the period, the Fund was allocated to the Morgan Stanley Backwardation Focused Multi-Commodity Index (MSBFMCI beta exposure) and the DoubleLine Commodity Long Short Strategy (DCLSS alpha exposure), which the Fund gained exposure to using swap contracts. The Fund’s exposure to the MSBFMCI increased in value but underperformed the benchmark. The Fund’s exposure to the DCLSS increased in value but underperformed the benchmark. The Fund’s use of derivative instruments to gain exposure to commodities facilitated investment of the Fund’s remaining assets in U.S. Treasuries, which increased in value.
POSITIONING
On average during the period, the Fund had a roughly one-quarter exposure to the DCLSS and a three-quarters exposure to the MSBFMCI. The Fund was fully collateralized by U.S. Treasuries.

Top Contributors
↑	Morgan Stanley Backwardation Focused Multi-Commodity Index Beta Exposure
↑	DoubleLine Commodity Long Short Strategy Alpha Exposure
↑	U.S. Treasuries

Top Detractors
↓	All holdings within the Fund contributed to performance
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Strategic Commodity Fund	PAGE 1	TSR-AR-258620715

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	27.14	10.83	7.18
Bloomberg Commodity Index Total Return	32.29	14.04	8.02
S&P 500® Index	17.80	12.06	14.16
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$85,521,600
Number of Holdings	18
Total Advisory Fees Paid	$552,079
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?

Morgan Stanley BFMCI Breakdown	(% of Net Assets)
Energy	41.4
Grains	18.7
Livestock	4.5
Metals	26.9
Softs	8.5

Portfolio Sector Allocation Breakdown*	(% of Net Assets)
Morgan Stanley BFMCI	79.9
Tactical Commodity Exposure	20.1
*	The Fund gained exposure to these allocations through the use of swap contracts.

Tactical Commodity Exposure Breakdown*	(% of Net Assets)
Long Commodity Allocation	58.4
Short Commodity Allocation	41.6
*	The Fund gained exposure to these allocations through the use of swap contracts.
Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Strategic Commodity Fund	PAGE 2	TSR-AR-258620715

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Strategic Commodity Fund	PAGE 3	TSR-AR-258620715

DoubleLine Strategic Commodity Fund
Class I2 | DLRIX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Strategic Commodity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I2	$54	1.17%
*	Amount shown reflects the expenses for Class I2 from inception date through March 31, 2026. Expenses would be higher if Class I2 had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Strategic Commodity Fund underperformed the benchmark Bloomberg Commodity Index Total Return of 32.29% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
During the period, the Fund was allocated to the Morgan Stanley Backwardation Focused Multi-Commodity Index (MSBFMCI beta exposure) and the DoubleLine Commodity Long Short Strategy (DCLSS alpha exposure), which the Fund gained exposure to using swap contracts. The Fund’s exposure to the MSBFMCI increased in value but underperformed the benchmark. The Fund’s exposure to the DCLSS increased in value but underperformed the benchmark. The Fund’s use of derivative instruments to gain exposure to commodities facilitated investment of the Fund’s remaining assets in U.S. Treasuries, which increased in value.
POSITIONING
On average during the period, the Fund had a roughly one-quarter exposure to the DCLSS and a three-quarters exposure to the MSBFMCI. The Fund was fully collateralized by U.S. Treasuries.

Top Contributors
↑	Morgan Stanley Backwardation Focused Multi-Commodity Index Beta Exposure
↑	DoubleLine Commodity Long Short Strategy Alpha Exposure
↑	U.S. Treasuries

Top Detractors
↓	All holdings within the Fund contributed to performance
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Strategic Commodity Fund	PAGE 1	TSR-AR-258620368

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
AVERAGE TOTAL RETURN (%)

Since Inception (10/31/2025)
Class I2 (without sales charge)	23.64
Bloomberg Commodity Index Total Return	27.99
S&P 500® Index	-4.04
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$85,521,600
Number of Holdings	18
Total Advisory Fees Paid	$552,079
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?

Morgan Stanley BFMCI Breakdown	(% of Net Assets)
Energy	41.4
Grains	18.7
Livestock	4.5
Metals	26.9
Softs	8.5

Portfolio Sector Allocation Breakdown*	(% of Net Assets)
Morgan Stanley BFMCI	79.9
Tactical Commodity Exposure	20.1
*	The Fund gained exposure to these allocations through the use of swap contracts.

Tactical Commodity Exposure Breakdown*	(% of Net Assets)
Long Commodity Allocation	58.4
Short Commodity Allocation	41.6
*	The Fund gained exposure to these allocations through the use of swap contracts.
Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.
DoubleLine Strategic Commodity Fund	PAGE 2	TSR-AR-258620368

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Strategic Commodity Fund	PAGE 3	TSR-AR-258620368

DoubleLine Strategic Commodity Fund
Class N | DLCMX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Strategic Commodity Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$153	1.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Strategic Commodity Fund underperformed the benchmark Bloomberg Commodity Index Total Return of 32.29% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
During the period, the Fund was allocated to the Morgan Stanley Backwardation Focused Multi-Commodity Index (MSBFMCI beta exposure) and the DoubleLine Commodity Long Short Strategy (DCLSS alpha exposure), which the Fund gained exposure to using swap contracts. The Fund’s exposure to the MSBFMCI increased in value but underperformed the benchmark. The Fund’s exposure to the DCLSS increased in value but underperformed the benchmark. The Fund’s use of derivative instruments to gain exposure to commodities facilitated investment of the Fund’s remaining assets in U.S. Treasuries, which increased in value.
POSITIONING
On average during the period, the Fund had a roughly one-quarter exposure to the DCLSS and a three-quarters exposure to the MSBFMCI. The Fund was fully collateralized by U.S. Treasuries.

Top Contributors
↑	Morgan Stanley Backwardation Focused Multi-Commodity Index Beta Exposure
↑	DoubleLine Commodity Long Short Strategy Alpha Exposure
↑	U.S. Treasuries

Top Detractors
↓	All holdings within the Fund contributed to performance
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Strategic Commodity Fund	PAGE 1	TSR-AR-258620723

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	26.68	10.55	6.90
Bloomberg Commodity Index Total Return	32.29	14.04	8.02
S&P 500® Index	17.80	12.06	14.16
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$85,521,600
Number of Holdings	18
Total Advisory Fees Paid	$552,079
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN?

Morgan Stanley BFMCI Breakdown	(% of Net Assets)
Energy	41.4
Grains	18.7
Livestock	4.5
Metals	26.9
Softs	8.5

Portfolio Sector Allocation Breakdown*	(% of Net Assets)
Morgan Stanley BFMCI	79.9
Tactical Commodity Exposure	20.1
*	The Fund gained exposure to these allocations through the use of swap contracts.

Tactical Commodity Exposure Breakdown*	(% of Net Assets)
Long Commodity Allocation	58.4
Short Commodity Allocation	41.6
*	The Fund gained exposure to these allocations through the use of swap contracts.
Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
DoubleLine Strategic Commodity Fund	PAGE 2	TSR-AR-258620723

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Strategic Commodity Fund	PAGE 3	TSR-AR-258620723

DoubleLine Global Bond Fund
Class I | DBLGX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Global Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.64%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Global Bond Fund outperformed the benchmark FTSE World Government Bond Index return of 3.75% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s underweight to Japan relative to the benchmark and exposure to South Africa and Mexico contributed to Fund performance. The Fund’s underweight to China and exposure to Italy detracted from Fund performance.
POSITIONING
The Fund maintained a duration shorter than that of the benchmark. In terms of regional allocation, the Fund held an overweight relative to the benchmark to Central and Eastern Europe, Middle East and Africa (CEEMEA) while maintaining an underweight to emerging Asia.

Top Contributors
↑	Japan Allocation
↑	South Africa Allocation
↑	Mexico Allocation

Top Detractors
↓	China Allocation
↓	Italy Allocation
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Global Bond Fund	PAGE 1	TSR-AR-258620699

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	5.45	-2.28	-0.87
FTSE World Government Bond Index	3.75	-2.60	-0.25
Bloomberg Global Aggregate Bond Index	4.26	-1.46	0.58
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$246,087,335
Number of Holdings	59
Total Advisory Fees Paid	$1,109,833
Portfolio Turnover	45%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	35.2
AAA	12.1
AA	16.8
A	19.9
BBB	6.8
BB	2.8
Other	6.4
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Ten Holdings	(% of Net Assets)
United States Treasury Note/Bond, 0.63%, 08/15/2030	4.7
United States Treasury Note/Bond, 0.75%, 01/31/2028	4.1
United States Treasury Note/Bond, 0.88%, 11/15/2030	3.9
Australia Government Bond, 2.75%, 06/21/2035	3.8
United States Treasury Note/Bond, 0.63%, 05/15/2030	3.7
Spain Government Bond, 0.50%, 04/30/2030	3.4
United States Treasury Note/Bond, 0.63%, 12/31/2027	3.2
United States Treasury Note/Bond, 1.13%, 05/15/2040	2.8
United States Treasury Note/Bond, 1.75%, 08/15/2041	2.8
United States Treasury Note/Bond, 1.38%, 11/15/2040	2.8
DoubleLine Global Bond Fund	PAGE 2	TSR-AR-258620699

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Global Bond Fund	PAGE 3	TSR-AR-258620699

DoubleLine Global Bond Fund
Class I2 | DLGIX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Global Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I2	$32	0.77%
*	Amount shown reflects the expenses for Class I2 from inception date through March 31, 2026. Expenses would be higher if Class I2 had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Global Bond Fund outperformed the benchmark FTSE World Government Bond Index return of 3.75% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s underweight to Japan relative to the benchmark and exposure to South Africa and Mexico contributed to Fund performance. The Fund’s underweight to China and exposure to Italy detracted from Fund performance.
POSITIONING
The Fund maintained a duration shorter than that of the benchmark. In terms of regional allocation, the Fund held an overweight relative to the benchmark to Central and Eastern Europe, Middle East and Africa (CEEMEA) while maintaining an underweight to emerging Asia.

Top Contributors
↑	Japan Allocation
↑	South Africa Allocation
↑	Mexico Allocation

Top Detractors
↓	China Allocation
↓	Italy Allocation
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Global Bond Fund	PAGE 1	TSR-AR-258620384

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
AVERAGE TOTAL RETURN (%)

Since Inception (10/31/2025)
Class I2 (without sales charge)	-0.71
FTSE World Government Bond Index	-0.68
Bloomberg Global Aggregate Bond Index	-0.58
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$246,087,335
Number of Holdings	59
Total Advisory Fees Paid	$1,109,833
Portfolio Turnover	45%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	35.2
AAA	12.1
AA	16.8
A	19.9
BBB	6.8
BB	2.8
Other	6.4
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Ten Holdings	(% of Net Assets)
United States Treasury Note/Bond, 0.63%, 08/15/2030	4.7
United States Treasury Note/Bond, 0.75%, 01/31/2028	4.1
United States Treasury Note/Bond, 0.88%, 11/15/2030	3.9
Australia Government Bond, 2.75%, 06/21/2035	3.8
United States Treasury Note/Bond, 0.63%, 05/15/2030	3.7
Spain Government Bond, 0.50%, 04/30/2030	3.4
United States Treasury Note/Bond, 0.63%, 12/31/2027	3.2
United States Treasury Note/Bond, 1.13%, 05/15/2040	2.8
United States Treasury Note/Bond, 1.75%, 08/15/2041	2.8
United States Treasury Note/Bond, 1.38%, 11/15/2040	2.8
DoubleLine Global Bond Fund	PAGE 2	TSR-AR-258620384

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Global Bond Fund	PAGE 3	TSR-AR-258620384

DoubleLine Global Bond Fund
Class N | DLGBX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Global Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$91	0.89%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Global Bond Fund outperformed the benchmark FTSE World Government Bond Index return of 3.75% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s underweight to Japan relative to the benchmark and exposure to South Africa and Mexico contributed to Fund performance. The Fund’s underweight to China and exposure to Italy detracted from Fund performance.
POSITIONING
The Fund maintained a duration shorter than that of the benchmark. In terms of regional allocation, the Fund held an overweight relative to the benchmark to Central and Eastern Europe, Middle East and Africa (CEEMEA) while maintaining an underweight to emerging Asia.

Top Contributors
↑	Japan Allocation
↑	South Africa Allocation
↑	Mexico Allocation

Top Detractors
↓	China Allocation
↓	Italy Allocation
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Global Bond Fund	PAGE 1	TSR-AR-258620681

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class N (without sales charge)	5.10	-2.52	-1.12
FTSE World Government Bond Index	3.75	-2.60	-0.25
Bloomberg Global Aggregate Bond Index	4.26	-1.46	0.58
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$246,087,335
Number of Holdings	59
Total Advisory Fees Paid	$1,109,833
Portfolio Turnover	45%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	35.2
AAA	12.1
AA	16.8
A	19.9
BBB	6.8
BB	2.8
Other	6.4
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Top Ten Holdings	(% of Net Assets)
United States Treasury Note/Bond, 0.63%, 08/15/2030	4.7
United States Treasury Note/Bond, 0.75%, 01/31/2028	4.1
United States Treasury Note/Bond, 0.88%, 11/15/2030	3.9
Australia Government Bond, 2.75%, 06/21/2035	3.8
United States Treasury Note/Bond, 0.63%, 05/15/2030	3.7
Spain Government Bond, 0.50%, 04/30/2030	3.4
United States Treasury Note/Bond, 0.63%, 12/31/2027	3.2
United States Treasury Note/Bond, 1.13%, 05/15/2040	2.8
United States Treasury Note/Bond, 1.75%, 08/15/2041	2.8
United States Treasury Note/Bond, 1.38%, 11/15/2040	2.8
DoubleLine Global Bond Fund	PAGE 2	TSR-AR-258620681

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Global Bond Fund	PAGE 3	TSR-AR-258620681

DoubleLine Shiller Enhanced International CAPE®
Class I | DSEUX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Shiller Enhanced International CAPE® for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.64%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Shiller Enhanced International CAPE® outperformed the benchmark MSCI Europe Net Total Return USD Index return of 19.11% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
Five of the Fund’s six sector allocations appreciated in value. The energy allocation was the biggest contributor to Fund performance while health care was the lone detractor. Every sector within the Fund’s fixed-income portfolio increased in value. The biggest contributor to fixed-income portfolio performance by sector was non-Agency mortgage-backed securities while the laggard was U.S. government securities.
POSITIONING
The Shiller Barclays CAPE® Europe Sector Net TR NoC USD Index, to which the Fund gained exposure through the use of swap contracts, was allocated to six sectors: consumer discretionary, consumer staples, energy, health care, information technology and materials. The Fund’s use of swap contracts to gain exposure to equities facilitated investment of the Fund’s remaining assets in fixed income securities across eight sectors: bank loans, investment grade corporate bonds, Agency residential mortgage-backed securities (RMBS), non-Agency RMBS, asset-backed securities, commercial MBS, collateralized loan obligations and U.S. government securities.

Top Contributors
↑	Energy
↑	Materials
↑	Fixed-Income Collateral Portfolio

Top Detractors
↓	Health Care
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Shiller Enhanced International CAPE®	PAGE 1	TSR-AR-258620632

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/23/2016)
Class I (without sales charge)	27.90	7.60	9.12
MSCI Europe Net Total Return USD Index	19.11	8.79	9.08
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$32,805,938
Number of Holdings	274
Total Advisory Fees Paid	$0
Portfolio Turnover	58%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	24.1
Agency	4.4
AAA	30.7
AA	6.2
A	6.0
BBB	13.8
BB	1.1
B and Below	6.6
Not Rated	2.9
Other	4.2
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Obligations	21.8
U.S. Corporate Bonds	14.8
Non-Agency Residential Collateralized Mortgage Obligations	12.9
Non-Agency Commercial Mortgage Backed Obligations	12.7
Total Return Swaps	10.8
Collateralized Loan Obligations	9.1
Asset Backed Obligations	7.4
Money Market Funds	5.1
U.S. Government and Agency Mortgage Backed Obligations	4.0
Cash & Other	1.4

CAPE Sector Breakdown*	(% of Net Assets)
Consumer Staples	27.2
Energy	25.1
Health Care	24.5
Materials	23.2
*	The Fund gained exposure to these allocations through the use of swap contracts.
DoubleLine Shiller Enhanced International CAPE®	PAGE 2	TSR-AR-258620632

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Shiller Enhanced International CAPE®	PAGE 3	TSR-AR-258620632

DoubleLine Shiller Enhanced International CAPE®
Class I2 | DLIIX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Shiller Enhanced International CAPE® for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I2	$31	0.71%
*	Amount shown reflects the expenses for Class I2 from inception date through March 31, 2026. Expenses would be higher if Class I2 had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Shiller Enhanced International CAPE® outperformed the benchmark MSCI Europe Net Total Return USD Index return of 19.11% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
Five of the Fund’s six sector allocations appreciated in value. The energy allocation was the biggest contributor to Fund performance while health care was the lone detractor. Every sector within the Fund’s fixed-income portfolio increased in value. The biggest contributor to fixed-income portfolio performance by sector was non-Agency mortgage-backed securities while the laggard was U.S. government securities.
POSITIONING
The Shiller Barclays CAPE® Europe Sector Net TR NoC USD Index, to which the Fund gained exposure through the use of swap contracts, was allocated to six sectors: consumer discretionary, consumer staples, energy, health care, information technology and materials. The Fund’s use of swap contracts to gain exposure to equities facilitated investment of the Fund’s remaining assets in fixed income securities across eight sectors: bank loans, investment grade corporate bonds, Agency residential mortgage-backed securities (RMBS), non-Agency RMBS, asset-backed securities, commercial MBS, collateralized loan obligations and U.S. government securities.

Top Contributors
↑	Energy
↑	Materials
↑	Fixed-Income Collateral Portfolio

Top Detractors
↓	Health Care
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Shiller Enhanced International CAPE®	PAGE 1	TSR-AR-258620343

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
AVERAGE TOTAL RETURN (%)

Since Inception (10/31/2025)
Class I2 (without sales charge)	12.10
MSCI Europe Net Total Return USD Index	2.45
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$32,805,938
Number of Holdings	274
Total Advisory Fees Paid	$0
Portfolio Turnover	58%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	24.1
Agency	4.4
AAA	30.7
AA	6.2
A	6.0
BBB	13.8
BB	1.1
B and Below	6.6
Not Rated	2.9
Other	4.2
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Obligations	21.8
U.S. Corporate Bonds	14.8
Non-Agency Residential Collateralized Mortgage Obligations	12.9
Non-Agency Commercial Mortgage Backed Obligations	12.7
Total Return Swaps	10.8
Collateralized Loan Obligations	9.1
Asset Backed Obligations	7.4
Money Market Funds	5.1
U.S. Government and Agency Mortgage Backed Obligations	4.0
Cash & Other	1.4

CAPE Sector Breakdown*	(% of Net Assets)
Consumer Staples	27.2
Energy	25.1
Health Care	24.5
Materials	23.2
*	The Fund gained exposure to these allocations through the use of swap contracts.
DoubleLine Shiller Enhanced International CAPE®	PAGE 2	TSR-AR-258620343

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Shiller Enhanced International CAPE®	PAGE 3	TSR-AR-258620343

DoubleLine Shiller Enhanced International CAPE®
Class N | DLEUX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Shiller Enhanced International CAPE® for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$101	0.89%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Shiller Enhanced International CAPE® outperformed the benchmark MSCI Europe Net Total Return USD Index return of 19.11% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
Five of the Fund’s six sector allocations appreciated in value. The energy allocation was the biggest contributor to Fund performance while health care was the lone detractor. Every sector within the Fund’s fixed-income portfolio increased in value. The biggest contributor to fixed-income portfolio performance by sector was non-Agency mortgage-backed securities while the laggard was U.S. government securities.
POSITIONING
The Shiller Barclays CAPE® Europe Sector Net TR NoC USD Index, to which the Fund gained exposure through the use of swap contracts, was allocated to six sectors: consumer discretionary, consumer staples, energy, health care, information technology and materials. The Fund’s use of swap contracts to gain exposure to equities facilitated investment of the Fund’s remaining assets in fixed income securities across eight sectors: bank loans, investment grade corporate bonds, Agency residential mortgage-backed securities (RMBS), non-Agency RMBS, asset-backed securities, commercial MBS, collateralized loan obligations and U.S. government securities.

Top Contributors
↑	Energy
↑	Materials
↑	Fixed-Income Collateral Portfolio

Top Detractors
↓	Health Care
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Shiller Enhanced International CAPE®	PAGE 1	TSR-AR-258620624

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/23/2016)
Class N (without sales charge)	27.59	7.30	8.84
MSCI Europe Net Total Return USD Index	19.11	8.79	9.08
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$32,805,938
Number of Holdings	274
Total Advisory Fees Paid	$0
Portfolio Turnover	58%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
Government	24.1
Agency	4.4
AAA	30.7
AA	6.2
A	6.0
BBB	13.8
BB	1.1
B and Below	6.6
Not Rated	2.9
Other	4.2
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
U.S. Government and Agency Obligations	21.8
U.S. Corporate Bonds	14.8
Non-Agency Residential Collateralized Mortgage Obligations	12.9
Non-Agency Commercial Mortgage Backed Obligations	12.7
Total Return Swaps	10.8
Collateralized Loan Obligations	9.1
Asset Backed Obligations	7.4
Money Market Funds	5.1
U.S. Government and Agency Mortgage Backed Obligations	4.0
Cash & Other	1.4

CAPE Sector Breakdown*	(% of Net Assets)
Consumer Staples	27.2
Energy	25.1
Health Care	24.5
Materials	23.2
*	The Fund gained exposure to these allocations through the use of swap contracts.
DoubleLine Shiller Enhanced International CAPE®	PAGE 2	TSR-AR-258620624

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Shiller Enhanced International CAPE®	PAGE 3	TSR-AR-258620624

DoubleLine Emerging Markets Local Currency Bond Fund
Class I | DBELX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Emerging Markets Local Currency Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Emerging Markets Local Currency Bond Fund outperformed the benchmark J.P. Morgan GBI-EM Global Diversified Index return of 11.76% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to South Africa relative to the benchmark and exposure to Brazil and Mexico contributed to Fund performance. The Fund’s exposure to Malaysia detracted from Fund performance.
POSITIONING
The Fund maintained a shorter duration than that of the benchmark. In terms of regional allocation, the Fund was underweight Asia relative to the benchmark.

Top Contributors
↑	South Africa Allocation
↑	Brazil Allocation
↑	Mexico Allocation

Top Detractors
↓	Malaysia Allocation
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
DoubleLine Emerging Markets Local Currency Bond Fund	PAGE 1	TSR-AR-258620582

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/28/2019)
Class I (without sales charge)	13.60	2.83	1.59
J.P. Morgan GBI-EM Global Diversified Index	11.76	2.06	1.53
Bloomberg Global Aggregate Bond Index	4.26	-1.46	-0.29
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$484,891,721
Number of Holdings	53
Total Advisory Fees Paid	$1,949,385
Portfolio Turnover	46%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	17.3
AA	3.4
A	17.5
BBB	30.7
BB	23.2
Other	7.9
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Currency Exposure Breakdown	(% of Net Assets)
Mexican Peso	13.3
Brazilian Real	12.0
Rand	11.5
Rupiah	7.8
Indian Rupee	6.8
U.S. Dollar	6.2
Polish Zloty	5.6
Malaysian Ringgit	4.9
Nuevo Sol	4.6
Baht	4.6
Singapore Dollar	4.5
Colombian Peso	3.9
Hungarian Forint	3.7
Czech Koruna	3.4
New Leu	3.4
Chilean Peso	2.9
New Israeli Sheqel	0.8
Yuan Renminbi	0.1
DoubleLine Emerging Markets Local Currency Bond Fund	PAGE 2	TSR-AR-258620582

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Emerging Markets Local Currency Bond Fund	PAGE 3	TSR-AR-258620582

DoubleLine Emerging Markets Local Currency Bond Fund
Class I2 | DLWIX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Emerging Markets Local Currency Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Class I2	$40	0.97%
*	Amount shown reflects the expenses for Class I2 from inception date through March 31, 2026. Expenses would be higher if Class I2 had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Emerging Markets Local Currency Bond Fund outperformed the benchmark J.P. Morgan GBI-EM Global Diversified Index return of 11.76% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to South Africa relative to the benchmark and exposure to Brazil and Mexico contributed to Fund performance. The Fund’s exposure to Malaysia detracted from Fund performance.
POSITIONING
The Fund maintained a shorter duration than that of the benchmark. In terms of regional allocation, the Fund was underweight Asia relative to the benchmark.

Top Contributors
↑	South Africa Allocation
↑	Brazil Allocation
↑	Mexico Allocation

Top Detractors
↓	Malaysia Allocation
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
DoubleLine Emerging Markets Local Currency Bond Fund	PAGE 1	TSR-AR-258620376

CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
AVERAGE TOTAL RETURN (%)

Since Inception (10/31/2025)
Class I2 (without sales charge)	0.50
J.P. Morgan GBI-EM Global Diversified Index	0.55
Bloomberg Global Aggregate Bond Index	-0.58
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$484,891,721
Number of Holdings	53
Total Advisory Fees Paid	$1,949,385
Portfolio Turnover	46%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	17.3
AA	3.4
A	17.5
BBB	30.7
BB	23.2
Other	7.9
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Currency Exposure Breakdown	(% of Net Assets)
Mexican Peso	13.3
Brazilian Real	12.0
Rand	11.5
Rupiah	7.8
Indian Rupee	6.8
U.S. Dollar	6.2
Polish Zloty	5.6
Malaysian Ringgit	4.9
Nuevo Sol	4.6
Baht	4.6
Singapore Dollar	4.5
Colombian Peso	3.9
Hungarian Forint	3.7
Czech Koruna	3.4
New Leu	3.4
Chilean Peso	2.9
New Israeli Sheqel	0.8
Yuan Renminbi	0.1
DoubleLine Emerging Markets Local Currency Bond Fund	PAGE 2	TSR-AR-258620376

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Emerging Markets Local Currency Bond Fund	PAGE 3	TSR-AR-258620376

DoubleLine Emerging Markets Local Currency Bond Fund
Class N | DLELX
Annual Shareholder Report | March 31, 2026
This annual shareholder report contains important information about the DoubleLine Emerging Markets Local Currency Bond Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$123	1.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended March 31, 2026, the DoubleLine Emerging Markets Local Currency Bond Fund outperformed the benchmark J.P. Morgan GBI-EM Global Diversified Index return of 11.76% on a net asset value basis.
WHAT FACTORS INFLUENCED PERFORMANCE?
The Fund’s overweight to South Africa relative to the benchmark and exposure to Brazil and Mexico contributed to Fund performance. The Fund’s exposure to Malaysia detracted from Fund performance.
POSITIONING
The Fund maintained a shorter duration than that of the benchmark. In terms of regional allocation, the Fund was underweight Asia relative to the benchmark.

Top Contributors
↑	South Africa Allocation
↑	Brazil Allocation
↑	Mexico Allocation

Top Detractors
↓	Malaysia Allocation
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
DoubleLine Emerging Markets Local Currency Bond Fund	PAGE 1	TSR-AR-258620574

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/28/2019)
Class N (without sales charge)	13.16	2.57	1.32
J.P. Morgan GBI-EM Global Diversified Index	11.76	2.06	1.53
Bloomberg Global Aggregate Bond Index	4.26	-1.46	-0.29
Visit https://doubleline.com/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS

Net Assets	$484,891,721
Number of Holdings	53
Total Advisory Fees Paid	$1,949,385
Portfolio Turnover	46%
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	17.3
AA	3.4
A	17.5
BBB	30.7
BB	23.2
Other	7.9
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Currency Exposure Breakdown	(% of Net Assets)
Mexican Peso	13.3
Brazilian Real	12.0
Rand	11.5
Rupiah	7.8
Indian Rupee	6.8
U.S. Dollar	6.2
Polish Zloty	5.6
Malaysian Ringgit	4.9
Nuevo Sol	4.6
Baht	4.6
Singapore Dollar	4.5
Colombian Peso	3.9
Hungarian Forint	3.7
Czech Koruna	3.4
New Leu	3.4
Chilean Peso	2.9
New Israeli Sheqel	0.8
Yuan Renminbi	0.1
DoubleLine Emerging Markets Local Currency Bond Fund	PAGE 2	TSR-AR-258620574

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of  August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Emerging Markets Local Currency Bond Fund	PAGE 3	TSR-AR-258620574

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s Principal Executive Officer and Principal Financial Officer. The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the Registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John C. Salter is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

The information in the table below is for services rendered to the Registrant by PricewaterhouseCoopers LLP (“PwC”) for the fiscal years ended March 31, 2025 and March 31, 2026, respectively.

	2025	2026
Audit Fees(a)	$1,052,965	$0
Audit Related Fees(b)	0	0
Tax Fees(c)	$260,069	$0
All Other Fees(d)	0	0
Total:	$1,313,034	$0

The information in the table below is for services rendered to the Registrant by Deloitte & Touche LLP (“Deloitte”) for the fiscal years ended March 31, 2025 and March 31, 2026, respectively.

	2025	2026
Audit Fees(a)	$0	$795,000
Audit Related Fees(b)	0	0
Tax Fees(c)	$0	$139,650
All Other Fees(d)	0	0
Total:	$0	$934,650

(a) Audit Fees: These fees relate to professional services rendered by PwC and Deloitte for the audit of the Registrant’s annual financial statement or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements. These services include the audits of the financial statements of the Registrant and issuance of consents.

(b) Audit Related Fees: These fees relate to assurance and related services by PwC and Deloitte related to audit services in connection with the March 31, 2025 and March 31, 2026 annual financial statement.

(c) Tax Fees: These fees relate to professional services rendered by PwC and Deloitte for tax compliance, tax advice and tax planning.

(d) All Other Fees: These fees relate to products and services provided by PwC and Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

(e)(2) The percentage of fees billed by PwC and applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2025	2026
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

The percentage of fees billed by Deloitte and applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2025	2026
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years by PwC.

	2025	2026
Registrant	$260,069	$0
Registrant’s Investment Advisor	$344,330	$0

The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years by Deloitte.

	2025	2026
Registrant	$0	$139,650
Registrant’s Investment Advisor	$0	$345,546

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The Registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The Registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not Applicable.

Item 6. Investments.

Schedule of Investments is included within the financial statements filed under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Annual Financial Statements and Other Information March 31, 2026

	Class Shares	Class Shares	Class Shares	Class Shares
DoubleLine Total Return Bond Fund	DBLTX	DLTIX	DLTNX	DDTRX
DoubleLine Core Fixed Income Fund	DBLFX	DLFIX	DLFNX	DDCFX
DoubleLine Emerging Markets Fixed Income Fund	DBLEX	DLEIX	DLENX	—
DoubleLine Low Duration Bond Fund	DBLSX	DLLIX	DLSNX	DDLDX
DoubleLine Shiller Enhanced CAPE®	DSEEX	DLSIX	DSENX	DDCPX
DoubleLine Flexible Income Fund	DFLEX	DLPIX	DLINX	DFFLX
DoubleLine Low Duration Emerging Markets Fixed Income Fund	DBLLX	DLUIX	DELNX	—
DoubleLine Long Duration Total Return Bond Fund	DBLDX	DLNIX	DLLDX	—
DoubleLine Strategic Commodity Fund	DBCMX	DLRIX	DLCMX	—
DoubleLine Global Bond Fund	DBLGX	DLGIX	DLGBX	—
DoubleLine Shiller Enhanced International CAPE®	DSEUX	DLIIX	DLEUX	—
DoubleLine Emerging Markets Local Currency Bond Fund	DBELX	DLWIX	DLELX	—

DoubleLine || 2002 North Tampa Street, Suite 200 || Tampa, FL 33602 || (813) 791-7333
fundinfo@doubleline.com || www.doubleline.com

Annual Financial Statements and Other Information	March 31, 2026	3

Schedule of Investments DoubleLine Total Return Bond Fund	March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 6.1%
	Affirm, Inc.
19,450,000	Series 2025-1A-A	4.99%(a)	02/15/2033	19,574,838
17,375,000	Series 2025-X2-D	5.23%(a)	10/15/2030	17,332,033
48,800,000	Series 2026-1A-A	4.37%(a)	02/15/2034	48,635,017
	Aligned Data Centers Issuer LLC
12,950,000	Series 2021-1A-A2	1.94%(a)	08/15/2046	12,818,947
11,550,000	Series 2021-1A-B	2.48%(a)	08/15/2046	11,422,695
	ALTDE Trust
15,199,688	Series 2025-1A-A	5.90%(a)	08/15/2050	15,142,932
	American Credit Acceptance Receivables Trust
2,800,000	Series 2024-4-C	4.91%(a)	08/12/2031	2,807,974
	Apollo Aviation Securitization Equity Trust
3,518,898	Series 2020-1A-A	3.35%(a)	01/16/2040	3,491,475
5,975,371	Series 2024-1A-A1	6.26%(a)	05/16/2049	6,020,097
28,066,547	Series 2024-1A-B	6.90%(a)	05/16/2049	28,259,841
48,573,557	Series 2024-2A-A	5.93%(a)	09/16/2049	49,001,879
4,777,349	Series 2024-2A-B	6.61%(a)	09/16/2049	4,779,437
19,875,454	Series 2025-1A-A	5.94%(a)	02/16/2050	19,713,887
9,700,156	Series 2025-2A-A	5.52%(a)	02/16/2050	9,636,116
	AutoNation Finance Trust
4,300,000	Series 2026-1A-B	4.42%(a)	06/11/2031	4,278,678
2,200,000	Series 2026-1A-C	4.56%(a)	10/14/2031	2,186,183
	Avant Credit Card Master Trust
15,500,000	Series 2025-1A-B	5.08%(a)	04/15/2031	15,349,994
13,500,000	Series 2025-1A-D	5.72%(a)	04/15/2031	13,304,150
	Blue Stream Communications LLC
21,500,000	Series 2024-1A-A2	5.41%(a)	11/20/2054	21,719,463
	Bridgecrest Lending Auto Securitization Trust
19,700,000	Series 2024-4-C	4.83%	08/15/2030	19,792,821
5,500,000	Series 2025-2-C	5.17%	03/17/2031	5,531,847
	CAI International, Inc.
3,658,950	Series 2020-1A-A	2.22%(a)	09/25/2045	3,514,223
	Carbon Level Mitigation Trust
16,754,897	Series 2021-3-CERT	1.69%(a)(b)	09/08/2051	10,118,316
25,755,422	Series 2022-3-CERT	0.23%(a)	11/21/2052	14,423,088
	Carvana Auto Receivables Trust
10,770,000	Series 2024-P3-B	4.53%	11/11/2030	10,761,806
	Castlelake Aircraft Securitization Trust
13,379,536	Series 2025-1A-A	5.78%(a)	02/15/2050	13,485,756
27,750,000	Series 2026-1A-A	5.07%(a)	03/15/2051	27,334,749
7,070,000	Series 2026-1A-B	5.76%(a)	03/15/2051	6,970,469
	Cloud Capital Holdco LP
27,250,000	Series 2024-2A-A2	5.92%(a)	11/22/2049	27,319,689
	Commonbond Student Loan Trust
841,369	Series 2016-A-A1	3.32%(a)	05/25/2040	819,147
	Compass Datacenters LLC
10,680,000	Series 2024-1A-A1	5.25%(a)	02/25/2049	10,673,705
16,250,000	Series 2025-1A-A3	5.85%(a)	02/25/2050	16,301,316
	Container Leasing International LLC
3,342,200	Series 2020-1A-A	2.08%(a)	09/18/2045	3,146,441
8,629,625	Series 2025-1A-A	5.35%(a)	06/20/2050	8,716,202
5,381,917	Series 2025-1A-B	5.59%(a)	06/20/2050	5,364,841
	Cyrusone Holdco LLC
18,200,000	Series 2023-1A-A2	4.30%(a)	04/20/2048	17,877,778
7,650,000	Series 2025-1A-A2	5.91%(a)	02/20/2050	7,687,052
	DataBank Issuer
31,000,000	Series 2021-2A-A2	2.40%(a)	10/25/2051	30,563,625
3,350,000	Series 2021-2A-B	2.79%(a)	10/25/2051	3,299,469
	DataBank Issuer II LLC
31,250,000	Series 2025-1A-A2	5.18%(a)	09/27/2055	30,374,694
5,045,000	Series 2025-1A-B	5.67%(a)	09/27/2055	4,861,871
	DB Master Finance Parent LLC
27,528,125	Series 2021-1A-A23	2.79%(a)	11/20/2051	24,404,121

Principal Amount $	Security Description	Rate	Maturity	Value $
	Diamond Issuer
6,000,000	Series 2021-1A-B	2.70%(a)	11/20/2051	5,819,104
	DigitalBridge Group, Inc.
6,300,000	Series 2023-1A-B	5.75%(a)	09/15/2048	6,224,380
	Diversified Energy Co. PLC
9,883,584	Series 2024-1A-A1	7.08%(a)	05/30/2044	10,028,101
	Dividend Solar Loans LLC
11,158,286	Series 2019-1-A	3.67%(a)	08/22/2039	10,399,620
	ECAF Ltd.
10,550,443	Series 2015-1A-A2	4.95%(a)	06/15/2040	9,669,270
	EDI ABS Guarantor 1 LLC
2,610,000	Series 2025-1A-B	4.55%(a)	07/25/2055	2,418,450
	FWEA
17,863,470	Series 2024-1-A-A	7.15%(c)	08/25/2044	18,311,843
	GAIA Aviation Ltd.
7,110,834	Series 2019-1-A	3.97%(a)(d)	12/15/2044	7,018,834
	Gilead Aviation LLC
15,305,142	Series 2025-1A-B	6.52%(a)	03/15/2050	15,213,725
	Global Sea Containers Two SRL
6,435,293	Series 2020-1A-A	2.17%(a)	10/17/2040	6,188,338
	GM Financial Consumer Automobile Receivables Trust
3,973,997	Series 2024-1-A3	4.85%	12/18/2028	3,990,116
	GoodLeap Home Improvement Solutions Trust
12,593,884	Series 2024-1A-A	5.35%(a)	10/20/2046	12,705,320
10,072,390	Series 2025-2A-A	5.32%(a)	06/20/2049	10,138,806
	Greenbrier Cos., Inc.
19,105,876	Series 2026-1A-A	5.13%(a)	02/20/2056	19,033,573
	GreenSky LLC
10,000,000	Series 2024-2-A3	5.15%(a)	10/27/2059	10,117,902
8,206,377	Series 2025-3A-A3	4.52%(a)	12/27/2060	8,201,969
	Helios Issuer LLC
5,540,451	Series 2018-1A-A	4.87%(a)	07/20/2048	5,355,067
4,651,902	Series 2019-AA-A	3.75%(a)	06/20/2046	4,269,635
13,525,353	Series 2020-2A-A	2.73%(a)	11/01/2055	11,754,653
5,411,352	Series 2021-C-B	2.33%(a)	10/20/2048	3,524,675
	HERO Funding Trust
1,365,009	Series 2016-3A-A2	3.91%(a)	09/20/2042	1,297,056
3,790,447	Series 2016-4A-A2	4.29%(a)	09/20/2047	3,634,695
	Horizon Aircraft Finance Ltd.
4,200,329	Series 2019-1-A	3.72%(a)	07/15/2039	4,132,595
23,541,250	Series 2024-1-A	5.38%(a)	09/15/2049	23,381,122
	ITE Rail Fund Levered LP
10,894,751	Series 2024-1A-A	4.99%(a)	09/28/2054	10,689,806
	Jack in the Box, Inc.
36,100,000	Series 2019-1A-A23	4.97%(a)	08/25/2049	34,017,261
	Jersey Mike’s Funding
13,860,000	Series 2024-1A-A2	5.64%(a)	02/15/2055	14,037,616
21,100,000	Series 2026-1A-A2I	4.95%(a)	02/15/2056	20,860,766
	Jimmy Johns LLC
19,780,000	Series 2017-1A-A2II	4.85%(a)	07/30/2047	19,689,995
	JOL Air Ltd.
2,036,616	Series 2019-1-A	3.97%(a)	04/15/2044	2,040,115
	Labrador Aviation Finance Ltd.
11,639,047	Series 2016-1A-A1	4.30%(a)	01/15/2042	11,967,920
	Landmark Infrastructure Partners LP
8,650,000	Series 2025-1A-A	5.52%(a)	09/15/2055	8,648,359
	Loanpal Solar Loan Ltd.
1,151,556	Series 2021-1GS-B	2.84%(a)	01/20/2048	878,697
	Luminace Issuer LLC
13,398,961	Series 2024-1-A	5.87%(a)	10/30/2031	13,227,389

4	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
	Lunar Aircraft Ltd.
5,759,294	Series 2020-1A-A	3.38%(a)	02/15/2045	5,670,261
	Lunar Structured Aircraft Portfolio Notes
846,173	Series 2021-1-B	3.43%(a)	10/15/2046	805,599
	MAPS Ltd.
6,865,752	Series 2026-1A-A	5.20%(a)	01/15/2051	6,737,239
1,531,211	Series 2026-1A-B	6.13%(a)	01/15/2051	1,525,964
	Mariner Finance Issuance Trust
35,000,000	Series 2024-BA-A	4.91%(a)	11/20/2038	35,151,183
6,750,000	Series 2025-AA-C	5.69%(a)	05/20/2038	6,814,936
	Marlette Funding Trust
2,940,985	Series 2024-1A-B	6.07%(a)	07/17/2034	2,950,515
	MAST Ltd.
38,270,833	Series 2026-1A-A	5.13%(a)	02/15/2051	37,464,313
	Mosaic Solar Loans LLC
8,148,882	Series 2017-2A-A	3.82%(a)	06/22/2043	7,710,426
5,059,889	Series 2018-1A-A	4.01%(a)	06/22/2043	4,773,921
6,452,750	Series 2018-2GS-A	4.20%(a)	02/22/2044	6,036,882
1,060,483	Series 2019-1A-A	4.37%(a)	12/21/2043	1,001,851
	MP LLC
19,987,296	Series 2025-1A-A	5.55%(a)	11/15/2065	19,859,663
	Navient Student Loan Trust
11,000,000	Series 2018-BA-B	4.13%(a)	12/15/2059	10,788,089
9,444,638	Series 2025-C-A	4.80%(a)	10/15/2055	9,404,482
	Navigator Aircraft ABS Ltd.
8,163,830	Series 2021-1-B	3.57%(a)(d)	11/15/2046	7,789,608
28,793,357	Series 2025-1-B	5.89%(a)	10/15/2050	28,183,543
	NBC Funding LLC
16,483,500	Series 2024-1A-A2	6.75%(a)	07/30/2054	16,788,737
11,100,000	Series 2025-1A-A2	6.21%(a)	07/30/2055	11,068,653
	Neighborly Issuer
14,049,375	Series 2021-1A-A2	3.58%(a)	04/30/2051	13,477,547
	Pagaya AI Debt Selection Trust
1,761,942	Series 2024-8-B	5.46%(a)	01/15/2032	1,767,001
8,649,666	Series 2025-5-B	5.44%(a)	03/15/2033	8,667,200
	Phantom Aviation
33,121,306	Series 2026-1A-A	5.24%(a)	01/15/2051	33,607,858
	Pioneer Aircraft Finance Ltd.
8,388,604	Series 2019-1-A	3.97%(a)	06/15/2044	8,385,391
	PK ALIFT Loan Funding LLC
21,380,000	Series 2026-1-C	5.00%(a)	09/15/2043	21,099,259
	Planet Fitness SPV Guarantor LLC
4,500,000	Series 2025-1A-A2II	5.65%(a)	12/06/2055	4,451,140
	Primrose Holdings, Inc.
5,746,125	Series 2025-1A-A2	6.46%(a)	07/30/2055	5,851,718
	Project Silver
10,075,965	Series 2019-1-A	3.97%(a)	07/15/2044	9,842,737
	QTS Issuer ABS LLC
8,100,000	Series 2025-1A-B	5.93%(a)	05/25/2055	7,938,940
31,700,000	Series 2026-1A-B	6.73%(a)	01/05/2056	31,469,240
	Raptor Aircraft Finance
8,051,684	Series 2019-1-A	4.21%(a)	08/23/2044	7,730,236
	Renew
5,383,462	Series 2017-2A-A	3.22%(a)	09/22/2053	4,903,693
	Research-Driven Pagaya Motor Asset Trust
7,229,424	Series 2021-2A-A	2.65%(a)	03/25/2030	7,188,237
	Sabey Data Center Issuer LLC
32,195,000	Series 2026-1-A2	5.48%(a)	01/20/2051	32,002,625
	ServiceMaster Funding LLC
3,901,677	Series 2020-1-A2II	3.34%(a)	01/30/2051	3,473,904

Principal Amount $	Security Description	Rate	Maturity	Value $
	SFS Auto Receivables Securitization Trust
11,300,000	Series 2024-3A-A4	4.60%(a)	11/20/2031	11,365,513
	Shenton Aircraft Investment Ltd.
13,193,064	Series 2015-1A-A	4.75%(a)	10/15/2042	13,226,046
	SLM Student Loan Trust
2,962,746	Series 2006-A-A5 (3 mo. Term SOFR + 0.55%, 0.00% Floor)	4.23%	06/15/2039	2,890,986
2,213,397	Series 2006-B-A5 (3 mo. Term SOFR + 0.53%, 0.00% Floor)	4.21%	12/15/2039	2,170,407
	SoFi Alternative Trust
469,732	Series 2021-1-PT2	9.72%(a)(b)	05/25/2030	446,686
500,000	Series 2021-2-R1	0.00%(a)(c)(e)	08/15/2030	2,239,866
808,446	Series 2021-3-A	1.50%(a)	11/15/2030	806,154
950,000	Series 2021-3-R1	0.00%(a)(c)(e)	11/15/2030	4,972,475
	SoFi Consumer Loan Program Trust
3,452,000	Series 2025-1-C	5.42%(a)	02/27/2034	3,496,325
14,350,000	Series 2025-2-C	5.22%(a)	06/25/2034	14,464,547
5,000,000	Series 2025-2-D	5.62%(a)	06/25/2034	5,042,949
19,792,569	Series 2025-3-A	4.47%(a)	08/15/2034	19,798,119
9,900,000	Series 2026-1-C	4.74%(a)	12/26/2035	9,840,918
8,300,000	Series 2026-1-D	5.06%(a)	12/26/2035	8,224,393
	SoFi Professional Loan Program LLC
16,598,064	Series 2018-B-BFX	3.83%(a)	08/25/2047	16,103,875
	Sprite/KY
4,567,458	Series 2021-1-A	3.75%(a)	11/15/2046	4,459,694
	Stack Infrastructure Issuer LLC
17,050,000	Series 2025-1A-A2	5.00%(a)	05/25/2050	16,823,199
	Start/Bermuda
1,868,077	Series 2018-1-A	4.09%(a)	05/15/2043	1,928,608
	Stellantis Financial Underwritten Enhanced Lease Trust
10,610,000	Series 2025-CA-A2	4.06%(a)	06/20/2028	10,605,170
8,925,000	Series 2025-CA-B	4.25%(a)	12/20/2029	8,875,942
	Stonepeak ABS
1,520,499	Series 2021-1A-A	2.68%(a)	02/28/2033	1,464,604
3,034,389	Series 2021-1A-B	3.82%(a)	02/28/2033	2,977,431
	Subway Funding LLC
19,601,875	Series 2024-1A-A23	6.51%(a)	07/30/2054	19,667,190
6,181,750	Series 2024-3A-A23	5.91%(a)	07/30/2054	6,042,952
	Switch Ltd.
24,230,000	Series 2024-2A-A2	5.44%(a)	06/25/2054	23,791,086
8,500,000	Series 2024-2A-B	6.20%(a)	06/25/2054	8,383,656
3,775,000	Series 2025-1A-B	6.49%(a)	03/25/2055	3,706,821
1,750,000	Series 2025-2A-B	6.24%(a)	10/25/2055	1,713,367
2,400,000	Series 2026-1A-A21	5.61%(a)	03/27/2056	2,405,429
	Taco Bell Corp.
7,417,875	Series 2021-1A-A23	2.54%(a)	08/25/2051	6,464,208
	TAL Advantage LLC
4,394,000	Series 2020-1A-A	2.05%(a)	09/20/2045	4,215,483
1,795,625	Series 2020-1A-B	3.29%(a)	09/20/2045	1,727,145
	Tesla Sustainable Energy Trust
10,010,000	Series 2024-1A-A3	5.29%(a)	06/20/2050	9,980,303
	Textainer Ltd.
4,675,748	Series 2020-1A-A	2.73%(a)	08/21/2045	4,511,508
1,612,705	Series 2020-2A-B	3.34%(a)	09/20/2045	1,530,322
	Trackside Rail LLC
30,450,000	Series 2026-1A-A	4.89%(a)	03/20/2056	30,135,531
	Upgrade Master Pass-Thru Trust
59,455	Series 2021-PT1-A	0.00%(a)(b)	04/15/2027	46,627
119,323	Series 2021-PT3-A	32.49% (a)(b)	07/15/2027	112,675
80,482	Series 2021-PT4-A	16.38% (a)(b)	08/15/2027	69,540
253,917	Series 2021-PT5-A	18.05% (a)(b)	10/15/2027	238,273
3,587,963	Series 2025-ST1-A	5.44%(a)	04/15/2032	3,596,072
7,594,309	Series 2025-ST3-A	5.98%(a)	06/15/2032	7,650,546
5,153,897	Series 2026-ST1-A	4.24%(a)	03/15/2034	5,147,114

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	5

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Upstart Securitization Trust
3,830,133	Series 2024-1-A	5.33%(a)	11/20/2034	3,840,979
17,394,000	Series 2025-2-B	5.62%(a)	06/20/2035	17,551,945
16,900,000	Series 2025-4-A2	4.56%(a)	11/20/2035	16,907,798
	Vantage Data Centers Holding LLC
32,425,000	Series 2020-2A-A2	1.99%(a)	09/15/2045	30,978,034
	Vital Care Issuer LLC
14,000,000	Series 2025-1A-A2	6.74%(a)	01/30/2056	14,093,657
	Vivant Solar Financing V Parent LLC
15,034,584	Series 2018-1A-A	4.73%(a)	04/30/2048	14,657,862
	Walker Parent, Inc.
17,910,000	Series 2024-1A-A2	6.58%(a)	11/20/2054	18,032,984
	Wendy’s SPV Guarantor LLC
18,425,062	Series 2019-1A-A2II	4.08%(a)	06/15/2049	17,744,660
	Westlake Automobile Receivables Trust
15,000,000	Series 2024-3A-C	4.92%(a)	11/15/2029	15,093,818
	Willis Lease Finance Corp.
36,505,843	Series 2020-A-A	3.23%(a)	03/15/2045	35,317,432
5,397,884	Series 2025-B-A	5.16%(a)	12/15/2050	5,363,230
	Wingstop, Inc.
10,342,500	Series 2020-1A-A2	2.84%(a)	12/05/2050	10,020,072
	World Omni Auto Trust
1,725,000	Series 2025-D-A2A	3.91%	02/15/2029	1,722,646
	Total Asset Backed Obligations (Cost $1,916,832,542)			1,884,772,898

COLLATERALIZED LOAN OBLIGATIONS - 4.7%
	Allegro CLO Ltd.
5,000,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	4.85%(a)	04/20/2038	4,993,594
30,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.17%(a)	07/24/2037	30,027,834
	Anthelion CLO
34,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.17%(a)	07/20/2036	34,032,463
	Apidos CLO
10,450,000	Series 2024-1A-A1R (3 mo. Term SOFR + 1.25%, 1.25% Floor)	4.92%(a)	10/25/2038	10,444,775
15,000,000	Series 2024-48A-A1 (3 mo. Term SOFR + 1.44%, 1.44% Floor)	5.11%(a)	07/25/2037	15,020,034
	Bain Capital Credit CLO
8,000,000	Series 2019-4A-A1RR (3 mo. Term SOFR + 0.99%, 0.99% Floor)	4.66%(a)	04/23/2035	7,985,586
5,800,000	Series 2021-6A-A1R (3 mo. Term SOFR + 1.09%, 1.09% Floor)	4.76%(a)	10/21/2034	5,792,958
20,000,000	Series 2022-6A-A1R (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.04%(a)	01/22/2038	20,023,788
15,000,000	Series 2024-6A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.00%(a)	01/21/2038	15,007,500
	Balboa Bay Loan Funding Ltd.
16,000,000	Series 2025-2A-A1 (3 mo. Term SOFR + 1.25%, 1.25% Floor)	4.98%(a)	01/20/2039	16,006,544
	Battalion CLO Ltd.
1,000,000	Series 2021-19A-B (3 mo. Term SOFR + 1.86%, 1.60% Floor)	5.53%(a)	04/15/2034	1,001,503
	Benefit Street Partners CLO Ltd.
14,500,000	Series 2015-6BR-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	4.85%(a)	04/20/2038	14,481,875

Principal Amount $	Security Description	Rate	Maturity	Value $
	Birch Grove CLO
13,500,000	Series 2023-5A-A1R (3 mo. Term SOFR + 1.41%, 1.41% Floor)	5.08%(a)	10/20/2037	13,517,939
	Blackstone, Inc.
15,000,000	Series 2023-1A-AR (3 mo. Term SOFR + 1.21%, 1.21% Floor)	4.88%(a)	01/20/2039	14,997,810
	BlueMountain CLO Ltd.
5,000,000	Series 2018-2A-B (3 mo. Term SOFR + 1.96%, 1.70% Floor)	5.61%(a)	08/15/2031	5,003,739
	Bridge Street CLO Ltd.
166,500,000	Series 2020-1A-A1R (3 mo. Term SOFR + 1.55%, 1.55% Floor)	5.22%(a)	07/20/2037	166,648,751
39,500,000	Series 2024-1A-A (3 mo. Term SOFR + 1.60%, 1.60% Floor)	5.27%(a)	04/20/2037	39,527,915
10,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.22%, 1.22% Floor)	4.89%(a)	04/20/2038	9,995,088
	Canyon Capital CLO Ltd.
2,500,000	Series 2021-2A-B1 (3 mo. Term SOFR + 2.01%, 2.01% Floor)	5.68%(a)	04/15/2034	2,496,256
	Capital Four US CLO Ltd.
18,000,000	Series 2022-1A-BR (3 mo. Term SOFR + 2.65%, 2.65% Floor)	6.32%(a)	01/20/2037	17,973,895
	Carlyle Global Market Strategies
28,080,000	Series 2017-2A-AR2 (3 mo. Term SOFR + 1.49%, 1.49% Floor)	5.16%(a)	07/20/2037	28,109,959
48,000,000	Series 2021-7A-A1R (3 mo. Term SOFR + 1.20%, 1.20% Floor)	4.87%(a)	04/15/2038	47,976,710
	CarVal CLO
6,000,000	Series 2024-1A-B (3 mo. Term SOFR + 2.10%, 2.10% Floor)	5.77%(a)	04/20/2037	5,992,550
	CBAM Ltd.
18,000,000	Series 2017-1A-AR2 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.06%(a)	01/20/2038	18,018,601
11,000,000	Series 2017-2A-BR (3 mo. Term SOFR + 2.11%, 1.85% Floor)	5.78%(a)	07/17/2034	11,005,657
	Cedar Funding Ltd.
39,100,000	Series 2018-9A-AR (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.09%(a)	07/20/2037	39,136,328
	Crown City CLO
10,000,000	Series 2020-1A-A1RR (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.04%(a)	07/20/2038	10,010,708
2,750,000	Series 2021-1A-A2 (3 mo. Term SOFR + 1.98%, 1.72% Floor)	5.65%(a)	07/20/2034	2,756,078
17,500,000	Series 2023-5A-A1R (3 mo. Term SOFR + 1.60%, 1.60% Floor)	5.27%(a)	04/20/2037	17,510,329
90,000,000	Series 2024-6A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.17%(a)	07/15/2037	90,073,386
	Empower CLO Ltd.
20,500,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.06%(a)	10/20/2037	20,516,459
19,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.52%, 1.52% Floor)	5.19%(a)	07/15/2037	19,004,913
	Fort Greene Park CLO
28,910,000	Series 2025-2A-AR (3 mo. Term SOFR + 0.95%, 0.95% Floor)	4.62%(a)	04/22/2034	28,872,492

6	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
	Franklin Park Place CLO LLC
22,632,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.25%, 1.25% Floor)	4.92%(a)	04/14/2038	22,643,830
	Halcyon Loan Advisors Funding Ltd.
1,844,112	Series 2014-2A-D (3 mo. Term SOFR + 5.26%, 0.00% Floor)	8.93%(a)	04/30/2026	177,042
	Halsey Point CLO Ltd.
10,000,000	Series 2020-2A-AR (3 mo. Term SOFR + 1.52%, 1.52% Floor)	5.19%(a)	07/20/2037	10,002,553
	Jackson Financial, Inc.
9,500,000	Series 2022-6RA-BR (3 mo. Term SOFR + 2.75%, 2.75% Floor)	6.42%(a)	01/20/2037	9,514,263
	Jamestown CLO Ltd.
6,000,000	Series 2018-11A-A2 (3 mo. Term SOFR + 1.96%, 0.00% Floor)	5.63%(a)	07/14/2031	6,003,285
	Katayma CLO Ltd.
25,000,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	5.32%(a)	04/20/2037	25,024,675
	Magnetite CLO Ltd.
50,729,000	Series 2019-23A-AR2 (3 mo. Term SOFR + 0.99%, 0.99% Floor)	4.64%(a)	01/25/2035	50,661,886
12,430,000	Series 2023-34A-A1R (3 mo. Term SOFR + 1.14%, 1.14% Floor)	4.81%(a)	01/15/2038	12,402,033
	Marble Point CLO
5,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.44%, 1.44% Floor)	5.11%(a)	07/20/2037	5,003,405
20,500,000	Series 2022-2A-A1RR (3 mo. Term SOFR + 1.19%, 1.19% Floor)	4.86%(a)	10/20/2036	20,490,839
	Menlo CLO Ltd.
10,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.09%(a)	01/20/2038	10,011,787
	OCP CLO Ltd.
23,500,000	Series 2017-13A-AR2 (3 mo. Term SOFR + 1.34%, 1.34% Floor)	5.01%(a)	11/26/2037	23,523,157
5,000,000	Series 2020-18A-A1R2 (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.04%(a)	07/20/2037	5,004,698
45,000,000	Series 2021-23A-AR2 (3 mo. Term SOFR + 1.19%, 1.19% Floor)	4.86%(a)	01/17/2039	44,979,853
	Octagon Credit Investors LLC
10,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.20%, 1.20% Floor)	4.87%(a)	01/22/2038	9,994,841
	Octagon Investment Partners Ltd.
25,000,000	Series 2021-1A-AR (3 mo. Term SOFR + 0.99%, 0.99% Floor)	4.66%(a)	07/20/2034	24,968,750
8,005,000	Series 2021-1A-AR (3 mo. Term SOFR + 1.07%, 1.07% Floor)	4.74%(a)	10/15/2034	7,997,075
	Park Blue CLO Ltd.
21,000,000	Series 2025-7A-A1 (3 mo. Term SOFR + 1.22%, 1.22% Floor)	4.89%(a)	04/25/2038	20,990,882
	Peace Park CLO Ltd.
10,000,000	Series 2021-1A-AR (3 mo. Term SOFR + 1.25%, 1.25% Floor)	4.92%(a)	10/20/2038	9,994,776

Principal Amount $	Security Description	Rate	Maturity	Value $
	Rockford Tower CLO Ltd.
2,525,000	Series 2018-2A-B (3 mo. Term SOFR + 2.06%, 1.80% Floor)	5.73%(a)	10/20/2031	2,526,189
15,000,000	Series 2022-3A-AR (3 mo. Term SOFR + 1.44%, 1.44% Floor)	5.11%(a)	07/20/2037	15,018,415
10,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.61%, 1.61% Floor)	5.28%(a)	04/20/2037	10,008,249
	RR Ltd./Cayman Islands
46,000,000	Series 2020-8A-A1A2 (3 mo. Term SOFR + 1.23%, 1.23% Floor)	4.90%(a)	01/15/2039	46,011,302
	Sound Point CLO Ltd.
6,106,440	Series 2013-3RA-A (3 mo. Term SOFR + 1.41%, 1.15% Floor)	5.08%(a)	04/18/2031	6,112,111
18,000,000	Series 2018-2A-C (3 mo. Term SOFR + 2.21%, 0.00% Floor)	5.88%(a)	07/26/2031	18,079,825
8,307,631	Series 2018-3A-A1AR (3 mo. Term SOFR + 1.30%, 1.30% Floor)	4.97%(a)	10/26/2031	8,316,561
25,250,000	Series 2020-2A-AR (3 mo. Term SOFR + 1.44%, 1.18% Floor)	5.11%(a)	10/25/2034	25,266,900
37,000,000	Series 2024-3A-A1R (3 mo. Term SOFR + 1.22%, 1.22% Floor)	4.85%(a)	01/20/2039	36,998,779
20,000,000	Series 2024-4A-A1 (3 mo. Term SOFR + 1.54%, 1.54% Floor)	5.21%(a)	07/20/2037	20,005,114
11,750,000	Series 2024-5A-A1 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.06%(a)	10/20/2037	11,763,901
	TRESTLES CLO LLC
15,000,000	Series 2021-4A-AR1 (3 mo. Term SOFR + 1.28%, 1.28% Floor)	5.07%(a)	10/30/2038	15,003,483
	Trestles LLC
25,000,000	Series 2023-6A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	4.85%(a)	04/25/2038	24,967,623
	Trimaran CAVU LLC
20,000,000	Series 2021-3A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.14%(a)	01/18/2035	20,012,712
	Vibrant Clo X Ltd.
60,500,000	Series 2018-10RA-A1 (3 mo. Term SOFR + 1.70%, 1.70% Floor)	5.37%(a)	04/20/2036	60,558,280
	Warwick Capital CLO Ltd.
18,500,000	Series 2024-3A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)	5.32%(a)	04/20/2037	18,519,421
10,000,000	Series 2024-4A-A1 (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.07%(a)	07/20/2037	10,013,664
	Wellesley Park CLO Ltd.
13,500,000	Series 2025-1A-A (3 mo. Term SOFR + 1.20%, 1.20% Floor)	5.11%(a)	01/24/2039	13,495,608
	Total Collateralized Loan Obligations (Cost $1,466,479,606)			1,466,031,784

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 8.1%
	1211 Avenue of the Americas Trust
3,110,000	Series 2015-1211-A1A2	3.90%(a)	08/10/2035	2,981,324
	1345 Trust
10,540,000	Series 2025-AOA-A (1 mo. Term SOFR + 1.60%, 1.60% Floor)	5.27%(a)	06/15/2042	10,523,581

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	7

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	280 Park Avenue Mortgage Trust
24,890,000	Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)	4.85%(a)	09/15/2034	24,771,807
	ACREC Trust
16,090,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.31%, 1.31% Floor)	4.99%(a)	08/18/2042	16,110,048
	ACRES Commercial Realty Ltd.
19,100,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.62%, 1.62% Floor)	5.30%(a)	08/18/2040	19,148,533
	Arbor Multifamily Mortgage Securities Trust
21,947,000	Series 2021-MF3-XB	0.49% (a)(b)(f)	10/15/2054	548,991
	Arbor Realty Collateralized Loan Obligation Ltd.
9,396,000	Series 2025-BTR1-A (1 mo. Term SOFR + 1.93%, 1.93% Floor)	5.60%(a)	01/20/2041	9,411,663
	Arbor Realty Trust, Inc.
123,087,096	Series 2020-MF1-XA	0.92% (a)(b)(f)	05/15/2053	3,717,070
3,970,338	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.14%(a)	11/15/2036	3,975,341
5,832,509	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	5.12%(a)	01/15/2037	5,839,910
13,200,000	Series 2025-FL1-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.03%(a)	01/20/2043	13,214,612
	ARDN Mortgage Trust
22,380,000	Series 2025-ARCP-A (1 mo. Term SOFR + 1.75%, 1.75% Floor)	5.42%(a)	06/15/2035	22,327,702
	AREIT Ltd.
1,977,280	Series 2024-CRE9-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	5.36%(a)	05/17/2041	1,979,987
	AREIT Trust
26,120,000	Series 2025-CRE10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.07%(a)	12/17/2029	26,157,717
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
2,121,000	Series 2016-UB10-C	4.91%(b)	07/15/2049	2,056,630
	BANK
3,554,000	Series 2017-BNK4-C	4.37%(b)	05/15/2050	3,162,471
30,601,200	Series 2017-BNK4-XA	1.32%(b)(f)	05/15/2050	269,355
4,916,000	Series 2017-BNK5-B	3.90%(b)	06/15/2060	4,790,152
62,808,633	Series 2017-BNK5-XA	0.94%(b)(f)	06/15/2060	529,062
138,128,141	Series 2018-BN10-XA	0.68%(b)(f)	02/15/2061	1,390,743
31,334,000	Series 2018-BN10-XD	1.72% (a)(b)(f)	02/15/2061	882,005
2,290,000	Series 2019-BN16-B	4.44%(b)	02/15/2052	2,152,698
81,752,196	Series 2019-BN16-XA	0.93%(b)(f)	02/15/2052	1,729,141
13,119,665	Series 2019-BN16-XD	1.81% (a)(b)(f)	02/15/2052	596,543
11,541,000	Series 2019-BN17-XD	1.59% (a)(b)(f)	04/15/2052	472,941
43,097,000	Series 2019-BN19-AS	3.45%	08/15/2061	39,878,551
17,013,666	Series 2019-BN19-XD	1.03% (a)(b)(f)	08/15/2061	512,453
1,099,000	Series 2019-BN20-AS	3.24%(b)	09/15/2062	990,165
5,000,000	Series 2019-BN21-C	3.52%(b)	10/17/2052	4,187,660
18,082,333	Series 2019-BN22-XD	0.95% (a)(b)(f)	11/15/2062	570,290
26,932,000	Series 2019-BN24-XD	1.02% (a)(b)(f)	11/15/2062	914,164
4,270,000	Series 2020-BN27-A5	2.14%	04/15/2063	3,819,614
62,007,000	Series 2020-BN30-XB	0.72%(b)(f)	12/15/2053	1,767,510
42,277,334	Series 2021-BN32-XA	0.76%(b)(f)	04/15/2054	1,135,874
112,743,000	Series 2021-BN35-XB	0.60%(b)(f)	06/15/2064	3,239,422
10,388,000	Series 2021-BN38-XD	0.72% (a)(b)(f)	12/15/2064	368,797
7,663,000	Series 2022-BNK40-XD	0.89% (a)(b)(f)	03/15/2064	344,871
119,819,655	Series 2025-BNK50-XA	0.34%(b)(f)	05/15/2068	3,279,620
	BANK5 Trust
1,167,713	Series 2023-5YR4-A3	6.50%	12/15/2056	1,213,328
2,467,000	Series 2024-5YR10-AS	5.64%	10/15/2057	2,511,349
8,169,000	Series 2024-5YR10-B	6.14%(b)	10/15/2057	8,370,363
11,376,000	Series 2024-5YR6-A3	6.23%	05/15/2057	11,840,457
122,609,225	Series 2024-5YR6-XA	0.74% (a)(b)(f)	05/15/2057	2,580,691

Principal Amount $	Security Description	Rate	Maturity	Value $
2,221,000	Series 2024-5YR8-A3	5.88%	08/15/2057	2,304,226
84,815,768	Series 2024-5YR8-XA	0.90%(b)(f)	08/15/2057	2,194,837
9,640,000	Series 2025-5YR15-AS	5.76%(b)	07/15/2058	9,890,284
4,104,000	Series 2025-5YR16-AS	5.75%(b)	08/15/2063	4,208,099
3,535,000	Series 2025-5YR17-AS	5.63%(b)	11/15/2058	3,610,983
16,121,000	Series 2025-5YR18-A3	5.15%	12/15/2058	16,400,448
3,790,000	Series 2026-5YR20-A3	5.10%	02/15/2059	3,848,302
4,688,000	Series 2026-5YR20-C	6.04%(b)	02/15/2059	4,764,736
	BBCMS Trust
17,758,000	Series 2018-CBM-A (1 mo. Term SOFR + 1.30%, 1.25% Floor)	4.97%(a)	07/15/2037	17,288,912
11,799,000	Series 2020-C6-F5TB	3.69%(a)(b)	02/15/2053	9,150,924
12,497,250	Series 2020-C6-F5TC	3.69%(a)(b)	02/15/2053	9,310,363
87,842,702	Series 2020-C6-XA	1.02%(b)(f)	02/15/2053	2,751,638
7,424,000	Series 2020-C6-XD	1.17% (a)(b)(f)	02/15/2053	304,950
1,437,000	Series 2020-C7-AS	2.44%	04/15/2053	1,267,064
1,619,000	Series 2021-C11-ASB	2.11%	09/15/2054	1,529,506
34,040,000	Series 2021-C11-XB	0.95%(b)(f)	09/15/2054	1,599,049
129,280,690	Series 2021-C9-XA	1.55%(b)(f)	02/15/2054	7,586,023
68,467,000	Series 2021-C9-XB	0.98%(b)(f)	02/15/2054	2,856,916
5,780,000	Series 2024-5C25-AS	6.36%(b)	03/15/2057	5,998,150
12,893,000	Series 2024-5C29-A3	5.21%	09/15/2057	13,130,381
129,964,625	Series 2024-5C31-XA	1.06%(b)(f)	12/15/2057	4,482,207
7,263,000	Series 2025-5C37-A3	5.02%	09/15/2058	7,354,350
32,244,000	Series 2025-5C38-A3	5.15%	11/15/2058	32,776,600
5,591,000	Series 2025-5C38-AS	5.48%	11/15/2058	5,714,969
39,976,000	Series 2025-5C38-XA	1.46%(b)(f)	11/15/2058	2,364,716
98,379,674	Series 2025-C32-XA	1.13%(b)(f)	02/15/2062	7,898,324
11,608,000	Series 2026-5C40-AS	5.53%(b)	02/15/2059	11,779,479
5,993,000	Series 2026-5C40-B	5.78%(b)	02/15/2059	6,083,626
	BDS Ltd.
6,000,000	Series 2024-FL13-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)	5.25%(a)	09/19/2039	6,010,920
	Benchmark Mortgage Trust
33,534,157	Series 2018-B7-XA	0.39%(b)(f)	05/15/2053	266,191
26,607,707	Series 2018-B8-XA	0.61%(b)(f)	01/15/2052	336,734
12,985,000	Series 2019-B10-XD	1.87% (a)(b)(f)	03/15/2062	651,003
13,924,000	Series 2019-B11-XD	1.47% (a)(b)(f)	05/15/2052	569,054
13,870,000	Series 2019-B12-XD	1.10% (a)(b)(f)	08/15/2052	432,827
52,294,545	Series 2019-B14-A2	2.91%	12/15/2062	50,857,491
14,907,500	Series 2019-B14-XD	1.26% (a)(b)(f)	12/15/2062	638,502
24,552,000	Series 2019-B15-XD	0.96% (a)(b)(f)	12/15/2072	775,266
71,751,703	Series 2019-B9-XA	1.00%(b)(f)	03/15/2052	1,633,162
72,406,236	Series 2020-B16-XA	1.03%(b)(f)	02/15/2053	1,909,258
61,150,546	Series 2020-B17-XA	1.39%(b)(f)	03/15/2053	2,386,798
12,580,000	Series 2020-B17-XD	1.40% (a)(b)(f)	03/15/2053	588,462
69,467,454	Series 2020-B18-XA	1.74%(b)(f)	07/15/2053	3,565,355
198,130,540	Series 2020-B19-XA	1.66%(b)(f)	09/15/2053	8,583,590
69,607,359	Series 2020-B22-XA	1.49%(b)(f)	01/15/2054	3,936,742
275,367,278	Series 2020-IG1-XA	0.51%(b)(f)	09/15/2043	3,913,520
217,194,126	Series 2021-B24-XA	1.13%(b)(f)	03/15/2054	8,117,522
115,279,980	Series 2021-B28-XA	1.24%(b)(f)	08/15/2054	5,415,877
59,609,000	Series 2021-B28-XB	0.95%(b)(f)	08/15/2054	2,743,504
66,420,000	Series 2021-B29-XB	0.70%(b)(f)	09/15/2054	2,176,730
358,126,042	Series 2021-B30-XA	0.79%(b)(f)	11/15/2054	12,634,400
15,995,000	Series 2021-B31-XD	1.14% (a)(b)(f)	12/15/2054	933,043
13,067,000	Series 2022-B32-XD	1.52% (a)(b)(f)	01/15/2055	891,782
10,959,500	Series 2022-B33-XD	1.61% (a)(b)(f)	03/15/2055	853,066
7,270,000	Series 2022-B34-XD	1.82% (a)(b)(f)	04/15/2055	675,736
37,520,000	Series 2024-V10-A3	5.28%	09/15/2057	38,217,684
9,000,000	Series 2024-V11-A3	5.91%(b)	11/15/2057	9,354,252
168,337,489	Series 2024-V11-XA	0.56%(b)(f)	11/15/2057	3,132,794
76,875,071	Series 2024-V12-XA	0.85%(b)(f)	12/15/2057	2,238,248
11,735,000	Series 2024-V6-A3	5.93%	03/15/2057	12,117,714
6,966,000	Series 2024-V8-A2	5.71%	07/15/2057	7,153,319
2,279,000	Series 2024-V8-A3	6.19%(b)	07/15/2057	2,371,489
135,789,868	Series 2024-V8-XA	0.79% (a)(b)(f)	07/15/2057	3,024,312
21,999,000	Series 2024-V9-A3	5.60%	08/15/2057	22,582,704
13,921,956	Series 2025-B41-XA	1.00%(b)(f)	07/15/2068	1,027,417
5,578,000	Series 2025-V15-AS	6.17%	06/15/2058	5,802,778
9,210,000	Series 2025-V16-A3	5.44%(b)	08/15/2058	9,461,671
7,485,000	Series 2025-V16-AS	5.86%(b)	08/15/2058	7,747,194
8,860,000	Series 2025-V17-A3	5.07%	09/15/2058	8,979,596
922,000	Series 2025-V17-AM	5.42%(b)	09/15/2058	930,939
21,077,000	Series 2025-V18-A3	5.18%	10/15/2058	21,480,418

8	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
9,856,000	Series 2025-V18-AS	5.59%	10/15/2058	10,021,535
150,254,129	Series 2025-V18-XA	1.26% (a)(b)(f)	10/15/2058	7,619,958
27,184,000	Series 2026-V21-A3	5.13%	03/15/2031	27,519,740
	BFLD Trust
4,860,000	Series 2025-EWEST-C (1 mo. Term SOFR + 2.10%, 2.10% Floor)	5.77%(a)	06/15/2042	4,854,281
	Blackstone Mortgage Trust, Inc.
16,890,000	Series 2026-FL6-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.13%(a)	08/19/2043	16,905,961
	BMO Mortgage Trust
4,656,000	Series 2024-5C3-A3	5.74%	02/15/2057	4,771,965
17,591,000	Series 2024-5C4-A3	6.53%(b)	05/15/2057	18,443,984
20,804,000	Series 2024-5C6-A3	5.32%	09/15/2057	21,186,384
20,482,000	Series 2024-5C7-AS	5.89%(b)	11/15/2057	20,841,510
111,887,970	Series 2024-5C7-XA	0.93% (a)(b)(f)	11/15/2057	3,327,604
113,558,283	Series 2024-5C8-XA	1.02%(b)(f)	12/15/2057	3,892,108
1,763,000	Series 2025-5C10-AS	5.95%(b)	05/15/2058	1,824,751
7,371,000	Series 2025-5C11-AS	5.94%	07/15/2058	7,585,292
2,944,000	Series 2025-5C12-AS	5.56%	10/15/2058	3,009,104
1,794,000	Series 2025-5C9-A3	5.78%(b)	04/15/2058	1,857,499
153,924,899	Series 2025-C11-XA	1.10%(b)(f)	02/15/2058	11,726,922
	Bombardier Capital Mortgage Securitization Corp.
4,386,000	Series 2025-5C6-AS	5.58%(b)	10/15/2058	4,465,795
56,836,697	Series 2025-5C6-XA	1.37%(b)(f)	10/15/2058	3,011,248
32,707,000	Series 2025-5C7-A3	5.20%	12/15/2058	33,259,323
9,203,000	Series 2025-5C7-AS	5.50%	12/15/2058	9,339,437
4,708,000	Series 2025-5C7-B	5.86%(b)	12/15/2058	4,772,595
95,056,581	Series 2025-5C7-XA	1.44%(b)(f)	12/15/2058	5,606,447
	BPR Trust
9,026,000	Series 2025-STAR-A	4.62%(a)(b)	11/05/2042	8,961,291
	BrightSpire Capital, Inc.
22,650,000	Series 2026-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.13%(a)	08/19/2043	22,702,910
	Brookfield Property Partners LP
26,530,000	Series 2026-TY-A	4.67%(a)(b)	03/05/2043	26,239,165
	BSPRT Co.-Issuer LLC
15,000,000	Series 2023-FL10-C (1 mo. Term SOFR + 3.97%, 3.97% Floor)	7.65%(a)	09/15/2035	15,060,825
	BSTN Commercial Mortgage Trust
16,680,000	Series 2025-HUB-A	4.57%(a)(b)	04/13/2041	16,677,842
	BX Trust
53,165,000	Series 2019-OC11-E	3.94%(a)(b)	12/09/2041	49,234,522
326,679,000	Series 2019-OC11-XB	0.18% (a)(b)(f)	12/09/2041	2,420,855
3,884,093	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	4.52%(a)	10/15/2036	3,882,164
4,670,000	Series 2021-LGCY-B (1 mo. Term SOFR + 0.97%, 0.86% Floor)	4.64%(a)	10/15/2036	4,666,330
1,014,395	Series 2021-RISE-A (1 mo. Term SOFR + 0.86%, 0.75% Floor)	4.53%(a)	11/15/2036	1,014,125
2,746,474	Series 2021-RISE-B (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.04%(a)	11/15/2036	2,746,249
3,302,701	Series 2021-RISE-D (1 mo. Term SOFR + 1.86%, 1.75% Floor)	5.54%(a)	11/15/2036	3,303,055
5,320,000	Series 2022-LBA6-C (1 mo. Term SOFR + 1.60%, 1.60% Floor)	5.27%(a)	01/15/2039	5,322,240
17,820,000	Series 2022-LBA6-E (1 mo. Term SOFR + 2.70%, 2.70% Floor)	6.37%(a)	01/15/2039	17,838,987
20,961,461	Series 2024-AIRC-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	5.36%(a)	08/15/2041	21,007,823
15,810,892	Series 2025-ARIA-C	5.52%(a)(b)	12/13/2042	15,780,464
11,518,584	Series 2025-BCAT-A (1 mo. Term SOFR + 1.38%, 1.38% Floor)	5.05%(a)	08/15/2042	11,534,055

Principal Amount $	Security Description	Rate	Maturity	Value $
1,121,193	Series 2025-BCAT-D (1 mo. Term SOFR + 2.65%, 2.65% Floor)	6.32%(a)	08/15/2042	1,126,013
14,000,000	Series 2026-ALOHA-C (1 mo. Term SOFR + 1.70%, 1.70% Floor)	5.40%(a)	04/15/2043	14,035,000
17,365,000	Series 2026-CSMO-B (1 mo. Term SOFR + 1.70%, 1.70% Floor)	5.37%(a)	02/15/2043	17,396,474
24,050,000	Series 2026-XL6-A (1 mo. Term SOFR + 1.20%, 1.20% Floor)	4.87%(a)	03/15/2043	24,022,939
	BXP Trust
9,818,000	Series 2017-GM-B	3.42%(a)(b)	06/13/2039	9,624,720
	Cantor Commercial Real Estate Lending LP
10,105,250	Series 2019-CF2-XD	1.40% (a)(b)(f)	11/15/2052	436,487
11,514,000	Series 2019-CF3-XD	1.08% (a)(b)(f)	01/15/2053	405,577
	CENT Trust
33,003,000	Series 2025-CITY-A	4.92%(a)(b)	07/10/2040	33,269,064
	Century Plaza Towers
5,000,000	Series 2019-CPT-A	2.87%(a)	11/13/2039	4,623,141
	CFCRE Commercial Mortgage Trust
7,155,000	Series 2016-C4-C	4.72%(b)	05/10/2058	7,081,430
9,945,290	Series 2016-C4-XA	1.14%(b)(f)	05/10/2058	99
	Citigroup Commercial Mortgage Trust
5,450,000	Series 2015-GC33-C	4.34%(b)	09/10/2058	4,751,038
51,394,951	Series 2016-C1-XA	1.71%(b)(f)	05/10/2049	514
41,028,281	Series 2016-GC36-XA	0.98%(b)(f)	02/10/2049	410
7,901,336	Series 2016-P3-XA	1.65%(b)(f)	04/15/2049	79
37,501,603	Series 2016-P4-XA	1.86%(b)(f)	07/10/2049	375
64,050,457	Series 2016-P5-XA	1.35%(b)(f)	10/10/2049	37,156
211,432,247	Series 2017-B1-XA	0.71%(b)(f)	08/15/2050	1,387,862
34,793,632	Series 2017-P7-XA	1.10%(b)(f)	04/14/2050	207,161
15,766,000	Series 2019-C7-XD	1.17% (a)(b)(f)	12/15/2072	627,194
13,007,000	Series 2019-GC41-XD	0.82% (a)(b)(f)	08/10/2056	316,840
11,280,000	Series 2019-GC43-XD	0.61% (a)(b)(f)	11/10/2052	239,985
3,625,000	Series 2020-420K-D	3.31%(a)(b)	11/10/2042	3,244,939
7,800,000	Series 2020-420K-E	3.31%(a)(b)	11/10/2042	6,720,356
2,853,000	Series 2020-GC46-B	3.15%(b)	02/15/2053	2,512,042
21,133,200	Series 2020-GC46-XD	1.05% (a)(b)(f)	02/15/2053	787,556
16,920,000	Series 2022-GC48-XD	2.37% (a)(b)(f)	06/15/2055	2,234,614
	Citigroup/Deutsche Bank Commercial Mortgage Trust
5,161,000	Series 2016-C1-B	4.20%(b)	05/10/2049	4,873,785
20,077,105	Series 2016-C1-XA	1.29%(b)(f)	05/10/2049	201
64,200,580	Series 2017-CD4-XA	1.20%(b)(f)	05/10/2050	439,485
5,723,000	Series 2017-CD6-B	3.91%(b)	11/13/2050	5,425,712
5,175,000	Series 2017-CD6-C	4.27%(b)	11/13/2050	4,856,274
34,363,376	Series 2017-CD6-XA	0.87%(b)(f)	11/13/2050	331,545
46,197,420	Series 2020-C9-XA	1.58%(b)(f)	09/15/2053	1,848,909
	Commercial Mortgage Pass Through Certificates
7,627,555	Series 2013-CR12-XA	0.42%(b)(f)	10/10/2046	76
4,345,000	Series 2014-CR16-C	4.72%(b)	04/10/2047	4,174,927
17,822,000	Series 2015-DC1-C	4.28%(b)	02/10/2048	15,830,757
13,720,354	Series 2015-DC1-XA	0.56%(b)(f)	02/10/2048	137
947,784	Series 2016-DC2-B	4.73%(b)	02/10/2049	948,656
1,403,000	Series 2016-DC2-C	4.73%(b)	02/10/2049	1,383,225
15,800,000	Series 2018-COR3-XD	1.75% (a)(b)(f)	05/10/2051	481,846
18,570,000	Series 2018-HCLV-A (1 mo. Term SOFR + 1.30%, 1.00% Floor)	4.97%(a)	09/15/2033	17,514,468
	Computershare Corporate Trust
1,915,619	Series 2015-C27-C	3.89%	02/15/2048	1,697,766
116,090	Series 2015-C31-C	4.67%(b)	11/15/2048	114,398
584,308	Series 2015-LC22-C	4.73%(b)	09/15/2058	557,278
6,338,000	Series 2015-NXS2-C	3.83%(b)	07/15/2058	5,891,025
5,890,000	Series 2016-LC24-C	4.39%(b)	10/15/2049	5,540,116
65,147,551	Series 2016-NXS6-XA	1.47%(b)(f)	11/15/2049	53,128
170,768,257	Series 2017-C39-XA	1.06%(b)(f)	09/15/2050	1,493,471
1,904,000	Series 2017-C42-C	4.30%(b)	12/15/2050	1,694,645
40,395,527	Series 2017-C42-XA	0.82%(b)(f)	12/15/2050	469,913
1,758,000	Series 2017-RC1-C	4.59%	01/15/2060	1,706,414
130,202,432	Series 2018-C43-XA	0.57%(b)(f)	03/15/2051	1,242,066
4,335,668	Series 2019-C49-XD	2.14% (a)(b)(f)	03/15/2052	231,539
57,632,000	Series 2019-C50-XA	1.39%(b)(f)	05/15/2052	1,835,723

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	9

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
3,193,000	Series 2019-C51-B	3.84%(b)	06/15/2052	2,784,237
41,945,570	Series 2019-C51-XA	1.26%(b)(f)	06/15/2052	1,395,261
24,972,000	Series 2019-C52-AS	3.14%	08/15/2052	23,239,253
66,711,631	Series 2019-C52-XA	1.56%(b)(f)	08/15/2052	2,704,543
5,000,000	Series 2019-C53-C	3.58%(b)	10/15/2052	4,471,887
8,777,333	Series 2019-C53-XD	1.48% (a)(b)(f)	10/15/2052	398,592
128,302,375	Series 2019-C54-XA	0.83%(b)(f)	12/15/2052	3,317,861
6,363,333	Series 2019-C54-XD	1.38% (a)(b)(f)	12/15/2052	284,043
28,088,000	Series 2020-C55-AS	2.94%	02/15/2053	25,917,497
52,886,315	Series 2020-C55-XB	0.78%(b)(f)	02/15/2053	1,783,173
130,908,294	Series 2020-C56-XA	1.26%(b)(f)	06/15/2053	5,251,753
159,824,646	Series 2021-C61-XA	1.34%(b)(f)	11/15/2054	7,770,754
9,132,000	Series 2021-C61-XD	1.40% (a)(b)(f)	11/15/2054	607,246
12,450,000	Series 2025-5C5-AS	5.92%	07/15/2058	12,867,339
20,418,000	Series 2026-5C8-A3	5.03%	03/15/2059	20,637,759
2,388,000	Series 2026-5C8-C	5.55%	03/15/2059	2,340,571
	Credit Suisse Mortgage Capital Certificates
147,561,481	Series 2014-USA-X1	0.54% (a)(b)(f)	09/15/2037	1,194,909
3,799,000	Series 2017-CALI-E	3.61%(a)(b)	11/10/2032	610,628
6,050,000	Series 2017-CALI-F	3.61%(a)(b)	11/10/2032	589,385
4,824,681	Series 2021-B33-A1	3.05%(a)	10/10/2043	4,575,465
18,815,500	Series 2021-B33-A2	3.17%(a)	10/10/2043	16,728,656
105,035,406	Series 2021-B33-X	0.50% (a)(b)(f)	10/10/2043	2,162,406
	CSAIL Commercial Mortgage Trust
1,139,920	Series 2016-C5-C	4.40%(b)	11/15/2048	1,120,541
11,798,136	Series 2016-C6-XA	1.66%(b)(f)	01/15/2049	118
11,020,000	Series 2016-C7-B	4.24%(b)	11/15/2049	10,713,306
125,383,572	Series 2017-C8-XA	1.05%(b)(f)	06/15/2050	884,732
4,399,000	Series 2017-CX10-B	3.89%(b)	11/15/2050	3,965,067
63,624,578	Series 2017-CX10-XA	0.84%(b)(f)	11/15/2050	695,105
1,886,000	Series 2018-C14-C	4.88%(b)	11/15/2051	1,697,507
15,894,000	Series 2019-C16-B	3.88%	06/15/2052	15,084,876
23,192,077	Series 2019-C17-XA	1.31%(b)(f)	09/15/2052	776,454
7,924,000	Series 2019-C18-B	3.59%	12/15/2052	7,403,336
213,853,318	Series 2019-C18-XA	0.99%(b)(f)	12/15/2052	6,082,266
192,116,781	Series 2020-C19-XA	1.09%(b)(f)	03/15/2053	6,171,156
81,465,000	Series 2020-C19-XB	0.08%(b)(f)	03/15/2053	266,382
	DOLP Trust
11,475,000	Series 2021-NYC-F	3.70%(a)(b)	05/10/2041	8,867,419
	DTP Commercial Mortgage Trust
2,210,000	Series 2023-STE2-B	5.40%(a)(b)	01/15/2041	2,214,650
	ELP Commercial Mortgage Trust
3,570,000	Series 2025-ELP-D	5.07%(a)(b)	11/13/2042	3,528,193
5,700,000	Series 2025-ELP-E	6.02%(a)(b)	11/13/2042	5,640,248
	EQUS Mortgage Trust
6,279,208	Series 2021-EQAZ-A (1 mo. Term SOFR + 1.02%, 0.76% Floor)	4.69%(a)	10/15/2038	6,277,743
	Extended Stay America Trust
23,300,773	Series 2026-ESH2-A (1 mo. Term SOFR + 1.20%, 1.20% Floor)	4.87%(a)	02/15/2043	23,330,887
	Franklin BSP Realty Trust, Inc.
679,694	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	5.17%(a)	02/15/2037	680,534
	FS Commercial Mortgage Trust
17,360,000	Series 2026-HULA-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.13%(a)	03/15/2041	17,382,061
	FS Rialto
26,100,000	Series 2025-FL10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.06%(a)	08/19/2042	26,162,797
	Granite Point Mortgage Trust, Inc.
9,311,334	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.35% Floor)	5.14%(a)	12/15/2036	9,340,488
	Great Wolf Trust
15,000,000	Series 2024-WLF2-A (1 mo. Term SOFR + 1.69%)	5.36%(a)	05/15/2041	15,018,076

Principal Amount $	Security Description	Rate	Maturity	Value $
	GS Mortgage Securities Corp. II
3,000,000	Series 2013-GC13-B	3.86%(a)(b)	07/10/2046	2,943,706
4,000,000	Series 2013-GC13-C	3.86%(a)(b)	07/10/2046	3,756,461
11,208,521	Series 2015-GC34-XA	0.34%(b)(f)	10/10/2048	112
14,201,321	Series 2016-GS2-XA	1.59%(b)(f)	05/10/2049	142
220,501,671	Series 2016-GS3-XA	1.14%(b)(f)	10/10/2049	123,723
41,106,444	Series 2016-GS4-XA	0.50%(b)(f)	11/10/2049	23,562
169,476,017	Series 2017-GS7-XA	1.02%(b)(f)	08/10/2050	1,531,419
98,700,000	Series 2017-GS7-XB	0.29%(b)(f)	08/10/2050	394,070
3,443,000	Series 2018-GS10-WLSA	4.58%(a)(b)	03/10/2033	859,832
6,834,000	Series 2018-GS10-WLSB	4.58%(a)(b)	03/10/2033	731,500
9,287,000	Series 2018-GS10-WLSC	4.58%(a)(b)	03/10/2033	944,333
8,990,000	Series 2018-GS10-WLSD	4.58%(a)(b)	03/10/2033	866,935
11,236,750	Series 2018-GS10-WLSE	4.58%(a)(b)	03/10/2033	995,107
187,345,444	Series 2018-GS9-XA	0.41%(b)(f)	03/10/2051	1,144,044
15,571,000	Series 2018-TWR-A (1 mo. Term SOFR + 1.20%, 0.90% Floor)	4.87%(a)	07/15/2031	12,057,645
3,897,000	Series 2018-TWR-D (1 mo. Term SOFR + 1.90%, 1.60% Floor)	5.57%(a)	07/15/2031	409,144
11,950,000	Series 2018-TWR-E (1 mo. Term SOFR + 2.40%, 2.10% Floor)	6.07%(a)	07/15/2031	627,250
11,242,000	Series 2018-TWR-F (1 mo. Term SOFR + 3.10%, 2.80% Floor)	6.77%(a)	07/15/2031	294,984
4,648,000	Series 2018-TWR-G (1 mo. Term SOFR + 4.22%, 3.93% Floor)	7.89%(a)	07/15/2031	46,434
51,430,520	Series 2019-GC38-XA	1.01%(b)(f)	02/10/2052	1,255,023
12,714,608	Series 2019-GC39-XA	1.07%(b)(f)	05/10/2052	357,434
21,600,000	Series 2019-GSA1-XD	1.00% (a)(b)(f)	11/10/2052	709,862
168,232,454	Series 2020-GC45-XA	0.61%(b)(f)	02/13/2053	3,166,051
25,009,000	Series 2020-GC45-XD	0.64% (a)(b)(f)	02/13/2053	546,592
52,373,409	Series 2020-GSA2-XA	1.65% (a)(b)(f)	12/12/2053	3,028,246
	Hilton USA Trust
1,650,000	Series 2016-HHV-C	4.19%(a)(b)	11/05/2038	1,644,444
5,692,000	Series 2016-SFP-A	2.83%(a)	11/05/2035	4,880,295
	ILPT Trust
1,846,000	Series 2025-LPF2-A	5.29%(a)(b)	07/13/2042	1,872,263
	JP Morgan Chase Commercial Mortgage Securities
199,383	Series 2007-CB20-X1	0.00% (a)(b)(f)	02/12/2051	—
6,716,384	Series 2015-JP1-XA	0.72%(b)(f)	01/15/2049	67
1,725,000	Series 2017-JP5-C	3.71%(b)	03/15/2050	1,523,593
9,343,000	Series 2018-MINN-E (1 mo. Term SOFR + 2.80%, 3.50% Floor)	6.47%(a)	11/15/2035	2,394,106
18,869,000	Series 2019-COR4-XD	2.02% (a)(b)(f)	03/10/2052	943,127
78,943,552	Series 2019-COR5-XA	1.42%(b)(f)	06/13/2052	2,635,870
8,500,000	Series 2019-COR5-XD	1.74% (a)(b)(f)	06/13/2052	394,132
29,530,000	Series 2020-NNN-EFX	3.97%(a)	01/16/2037	10,777,564
	JPMBB Commercial Mortgage Securities Trust
26,112,003	Series 2014-C25-XA	0.33%(b)(f)	11/15/2047	106,827
8,236,400	Series 2015-C27-C	4.18%(b)	02/15/2048	5,271,296
10,425,000	Series 2015-C27-D	3.68%(a)(b)	02/15/2048	2,134,519
1,586,054	Series 2015-C28-C	4.28%(b)	10/15/2048	1,569,916
13,350,157	Series 2015-C30-XA	0.00%(b)(f)	07/15/2048	134
18,226,639	Series 2015-C32-XA	0.77%(b)(f)	11/15/2048	182
7,394,000	Series 2016-C1-C	4.94%(b)	03/17/2049	7,196,210
	JPMDB Commercial Mortgage Securities Trust
43,384,527	Series 2016-C2-XA	1.44%(b)(f)	06/15/2049	434
127,212,721	Series 2017-C5-XA	0.89%(b)(f)	03/15/2050	425,374
154,647,273	Series 2017-C7-XA	0.82%(b)(f)	10/15/2050	1,402,341
13,604,000	Series 2019-COR6-AS	3.41%(b)	11/13/2052	12,097,252
234,689,929	Series 2020-COR7-XA	1.64%(b)(f)	05/13/2053	10,061,228
	KREF
12,412,225	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	4.86%(a)	02/15/2039	12,441,617
	LBTY Commercial Mortgage Trust
22,560,000	Series 2026-225L-A	4.59%(a)(b)	02/10/2043	22,290,801
2,270,000	Series 2026-225L-D	5.71%(a)(b)	02/10/2043	2,228,236

10	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
	LoanCore
2,070,411	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	5.22%(a)	01/17/2037	2,073,121
26,610,000	Series 2025-CRE8-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.06%(a)	08/17/2042	26,646,509
	LSTAR Commercial Mortgage Trust
13,709,569	Series 2017-5-X	0.87% (a)(b)(f)	03/10/2050	54,202
	Manhattan West
5,731,000	Series 2020-1MW-C	2.33%(a)(b)	09/10/2039	5,507,260
	Merit
388,888	Series 2021-STOR-E (1 mo. Term SOFR + 1.86%, 1.75% Floor)	5.54%(a)	07/15/2038	388,874
	MF1 Multifamily Housing Mortgage Loan Trust
4,386,267	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.03%(a)	02/19/2037	4,391,728
5,006,626	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	5.83%(a)	06/19/2037	5,014,441
10,660,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	5.37%(a)	08/18/2041	10,693,547
24,647,000	Series 2025-FL17-A (1 mo. Term SOFR + 1.32%, 1.32% Floor)	5.00%(a)	02/18/2040	24,712,881
50,000,000	Series 2026-FL21-ASFX	5.12%(a)	02/18/2041	50,023,050
	MFT Trust
6,417,000	Series 2020-ABC-A	3.36%(a)	02/10/2042	5,405,146
	Morgan Stanley ABS Capital I, Inc.
15,186,912	Series 2024-NSTB-A	3.90%(a)(b)	09/24/2057	14,995,529
	Morgan Stanley Bank of America Merrill Lynch Trust
7,242,530	Series 2013-C11-AS	3.89%(b)	08/15/2046	7,020,476
3,172,649	Series 2013-C9-B	3.71%(b)	05/15/2046	3,030,584
20,157,184	Series 2016-C28-XA	1.04%(b)(f)	01/15/2049	202
6,032,000	Series 2016-C31-C	4.24%(b)	11/15/2049	5,657,194
35,782,833	Series 2017-C33-XA	1.23%(b)(f)	05/15/2050	348,818
19,614,000	Series 2025-5C2-A3	5.11%	11/15/2058	19,891,540
	Morgan Stanley Capital I, Inc.
458,800	Series 2006-HQ10-X1	0.73% (a)(b)(f)	11/12/2041	5
123,917,353	Series 2017-H1-XA	1.27%(b)(f)	06/15/2050	1,288,121
4,661,000	Series 2017-HR2-C	4.31%(b)	12/15/2050	4,456,199
9,386,700	Series 2019-H6-XD	1.58% (a)(b)(f)	06/15/2052	405,592
5,305,000	Series 2019-H7-AS	3.52%	07/15/2052	5,041,558
71,217,949	Series 2019-L2-XA	0.97%(b)(f)	03/15/2052	1,690,721
3,845,000	Series 2019-L3-AS	3.49%	11/15/2052	3,627,794
144,403,047	Series 2019-L3-XA	0.60%(b)(f)	11/15/2052	2,684,785
15,090,000	Series 2019-L3-XD	1.15% (a)(b)(f)	11/15/2052	556,682
3,355,000	Series 2019-NUGS-D (1 mo. Term SOFR + 1.91%, 3.30% Floor)	5.59%(a)	12/15/2036	71,899
6,002,000	Series 2019-PLND-E (1 mo. Term SOFR + 2.26%, 2.15% Floor)	5.94%(a)	05/15/2036	125,979
2,200,000	Series 2020-HR8-B	2.70%	07/15/2053	1,897,514
24,004,000	Series 2020-L4-B	3.08%	02/15/2053	21,708,085
280,547,767	Series 2020-L4-XA	1.06%(b)(f)	02/15/2053	9,635,497
13,625,665	Series 2020-L4-XD	1.17% (a)(b)(f)	02/15/2053	547,076
10,779,000	Series 2021-L6-C	3.44%(b)	06/15/2054	9,093,204
	MRCD Mortgage Trust
7,794,000	Series 2019-PARK-F	2.72%(a)	12/15/2036	5,144,040
16,270,000	Series 2019-PARK-G	2.72%(a)	12/15/2036	8,012,975
	Multifamily Tax-Exempt Mortgage-backed Securities M-TEMS
60,837,457	Series 2021-2	0.83%(b)(f)	03/25/2035	2,257,070
	Natixis Commercial Mortgage Securities Trust
13,188,800	Series 2020-2PAC-D	3.75%(a)	12/15/2038	11,808,083
	NJ
14,239,000	Series 2025-WBRK-A	5.87%(a)(b)	03/05/2035	14,644,755
	NXPT Commercial Mortgage Trust
2,890,000	Series 2024-STOR-B	4.65%(a)(b)	11/05/2041	2,845,879

Principal Amount $	Security Description	Rate	Maturity	Value $
	NYC Commercial Mortgage Trust
6,770,000	Series 2025-3BP-A (1 mo. Term SOFR + 1.21%, 1.21% Floor)	4.89%(a)	02/15/2042	6,730,454
20,180,000	Series 2026-1PARK-A (1 mo. Term SOFR + 1.25%, 1.25% Floor)	4.93%(a)	02/15/2043	20,127,092
17,430,000	Series 2026-7W34-A	4.87%(a)(b)	02/05/2041	17,385,994
	NYT Mortgage Trust
16,882,000	Series 2019-NYT-D (1 mo. Term SOFR + 2.30%, 2.00% Floor)	5.97%(a)	12/15/2035	15,854,391
	PENN Commercial Mortgage Trust
3,250,000	Series 2025-P11-B	5.93%(a)(b)	08/10/2042	3,333,674
	PFP III Ltd.
8,480,000	Series 2026-13-A (1 mo. Term SOFR + 1.50%, 1.50% Floor)	5.18%(a)	08/18/2043	8,497,511
	PLYM Commercial Mortgage Trust
14,250,000	Series 2026-IND-A (1 mo. Term SOFR + 1.25%, 1.25% Floor)	4.92%(a)	03/15/2043	14,199,814
	SFO Commercial Mortgage Trust
18,041,000	Series 2021-555-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	4.94%(a)	05/15/2038	18,022,477
2,240,000	Series 2021-555-B (1 mo. Term SOFR + 1.61%, 1.50% Floor)	5.29%(a)	05/15/2038	2,236,704
	SLG Office Trust
37,079,000	Series 2021-OVA-F	2.85%(a)	07/15/2041	30,748,918
	SMR Mortgage Trust
4,107,657	Series 2022-IND-G (1 mo. Term SOFR + 7.50%, 7.50% Floor)	11.17%(a)	02/15/2039	3,859,267
	SPGN Mortgage Trust
17,830,000	Series 2026-TFLM-A (1 mo. Term SOFR + 1.30%, 1.30% Floor)	4.97%(a)	02/15/2041	17,756,733
	SREIT Trust
16,175,000	Series 2021-MFP2-A (1 mo. Term SOFR + 0.94%, 0.82% Floor)	4.61%(a)	11/15/2036	16,167,458
3,610,000	Series 2021-MFP2-C (1 mo. Term SOFR + 1.49%, 1.37% Floor)	5.16%(a)	11/15/2036	3,608,617
	Starwood Property Trust, Inc.
4,104,791	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	4.99%(a)	04/18/2038	4,105,785
	TCO Commercial Mortgage Trust
2,490,000	Series 2024-DPM-C (1 mo. Term SOFR + 1.99%, 1.99% Floor)	5.66%(a)	12/15/2039	2,491,067
	TPG Real Estate Finance Issuer Ltd.
12,879,484	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	5.33%(a)	02/15/2039	12,895,519
26,180,000	Series 2025-FL6-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.22%(a)	09/18/2042	26,269,954
	UBS Commercial Mortgage Trust
8,000,000	Series 2017-C1-C	4.44%	06/15/2050	7,548,922
68,162,953	Series 2017-C1-XA	1.45%(b)(f)	06/15/2050	622,226
1,124,000	Series 2017-C2-C	4.30%(b)	08/15/2050	1,073,461
6,857,000	Series 2017-C3-B	4.09%(b)	08/15/2050	6,603,973
9,501,222	Series 2017-C3-XA	1.07%(b)(f)	08/15/2050	84,998
3,561,000	Series 2017-C4-B	4.24%(b)	10/15/2050	3,423,966
544,000	Series 2017-C7-A4	3.68%	12/15/2050	536,984
1,020,000	Series 2018-C11-B	4.71%(b)	06/15/2051	969,529
2,854,000	Series 2018-C13-B	4.79%(b)	10/15/2051	2,707,879
37,234,723	Series 2018-C9-XA	0.87%(b)(f)	03/15/2051	533,901
8,350,000	Series 2019-C17-AS	3.20%	10/15/2052	7,774,654

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	11

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
12,767,000	Series 2019-C17-XD	1.75% (a)(b)(f)	10/15/2052	693,823
14,858,000	Series 2019-C18-AS	3.38%(b)	12/15/2052	13,815,242
9,705,000	Series 2019-C18-B	3.68%(b)	12/15/2052	8,440,606
11,574,000	Series 2019-C18-XD	1.42% (a)(b)(f)	12/15/2052	532,726
	UBS-Barclays Commercial Mortgage Trust
6,117,000	Series 2019-C3-XD	1.77% (a)(b)(f)	05/15/2052	292,513
162,044,810	Series 2019-C4-XA	1.51%(b)(f)	08/15/2052	6,198,992
13,091,000	Series 2019-C4-XD	1.12% (a)(b)(f)	08/15/2052	447,932
60,597,478	Series 2019-C5-XA	0.82%(b)(f)	11/15/2052	1,383,113
14,866,000	Series 2019-C5-XD	1.30% (a)(b)(f)	11/15/2052	608,113
	VEGAS Trust
18,399,000	Series 2024-TI-A	5.52%(a)	11/10/2039	18,448,184
	Wells Fargo Commercial Mortgage Trust
6,516,000	Series 2024-5C1-A3	5.93%	07/15/2057	6,742,989
117,782,619	Series 2024-5C1-XA	1.03%(b)(f)	07/15/2057	3,307,418
635,000	Series 2024-5C2-AS	6.14%(b)	11/15/2057	658,573
1,250,000	Series 2025-5C3-AS	6.39%(b)	01/15/2058	1,304,616
3,930,000	Series 2025-5C4-A3	5.67%	05/15/2058	4,061,598
69,272,684	Series 2025-5C4-XA	1.12%(b)(f)	05/15/2058	2,818,373
15,140,000	Series 2025-AGLN-A (1 mo. Term SOFR + 1.64%, 1.64% Floor)	5.31%(a)	07/15/2037	15,126,662
64,293,296	Series 2025-C64-XA	1.02%(b)(f)	02/15/2058	4,509,345
	WF-RBS Commercial Mortgage Trust
7,163,576	Series 2014-C21-B	4.21%(b)	08/15/2047	7,066,171
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $3,161,736,165)			2,513,867,352

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 24.9%
	Accredited Mortgage Loan Trust
12,875,000	Series 2006-1-M2 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	1.72%	04/25/2036	10,566,522
	ACE Securities Corp.
1,426,155	Series 2007-ASP1-A2C (1 mo. Term SOFR + 0.63%, 0.52% Floor)	4.31%	03/25/2037	582,361
8,974,344	Series 2007-HE1-A2B (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.03%	01/25/2037	5,466,321
2,091,233	Series 2007-HE1-A2C (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.13%	01/25/2037	1,273,748
1,960,531	Series 2007-HE1-A2D (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.29%	01/25/2037	1,194,085
66,864,321	Series 2007-WM1-A1A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.07%	11/25/2036	18,855,932
3,638,366	Series 2007-WM1-A2A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	3.93%	11/25/2036	1,487,875
3,933,356	Series 2007-WM1-A2D (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.23%	11/25/2036	1,607,528
2,484,792	Series 2007-WM2-A2C (1 mo. Term SOFR + 0.67%, 0.56% Floor)	4.35%	02/25/2037	1,024,448
2,178,320	Series 2007-WM2-A2D (1 mo. Term SOFR + 0.85%, 0.74% Floor)	4.53%	02/25/2037	898,027
	Adamas Trust, Inc.
170,439	Series 2005-2-A (1 mo. Term SOFR + 0.77%, 0.66% Floor, 10.50% Cap)	4.45%	08/25/2035	156,038
38,566,379	Series 2026-INV1-A1	4.77%(a)(b)	02/25/2061	38,363,921
6,726,694	Series 2026-INV1-A2	5.05%(a)(d)	02/25/2061	6,660,760
7,723,241	Series 2026-INV1-A3	5.20%(a)(d)	02/25/2061	7,640,846
	Adjustable Rate Mortgage Trust
2,182,756	Series 2004-4-CB1 (1 mo. Term SOFR + 1.26%, 1.15% Floor, 10.00% Cap)	4.94%	03/25/2035	1,934,369
16,305,022	Series 2005-11-4A1	4.92%(b)	02/25/2036	8,223,553

Principal Amount $	Security Description	Rate	Maturity	Value $
1,043,807	Series 2005-4-2A1	6.13%(b)	08/25/2035	1,011,877
61,672	Series 2005-7-3A1	4.85%(b)	10/25/2035	59,602
3,277,111	Series 2005-8-3A21	4.76%(b)	11/25/2035	2,302,913
9,803,199	Series 2006-2-5A1	4.38%(b)	05/25/2036	1,487,155
4,072,865	Series 2007-1-3A1	4.84%(b)	03/25/2037	3,860,242
754,675	Series 2007-3-1A1	4.88%(a)(b)	11/25/2037	751,051
	Aegis Asset Backed Securities Trust
800,034	Series 2004-1-M2 (1 mo. Term SOFR + 2.14%, 2.03% Floor)	5.82%	04/25/2034	855,954
544,922	Series 2004-2-M2 (1 mo. Term SOFR + 2.06%, 1.95% Floor)	5.74%	06/25/2034	533,081
2,331,398	Series 2004-6-M2 (1 mo. Term SOFR + 1.11%, 1.00% Floor, 15.00% Cap)	4.79%	03/25/2035	2,246,123
7,979,911	Series 2006-1-A2 (1 mo. Term SOFR + 0.45%, 0.34% Floor, 12.00% Cap)	4.13%	01/25/2037	6,087,821
	AlphaFlow Transitional Mortgage Trust
2,793,726	Series 2021-WL1-A1	3.28%(a)(d)	01/25/2027	2,132,492
	American Home Mortgage Assets LLC
2,296,872	Series 2006-2-2A1 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.17%	09/25/2046	2,232,183
	American Home Mortgage Investment Trust
2,352,981	Series 2005-4-3A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap)	4.39%	11/25/2045	1,662,132
11,154,892	Series 2005-4-5A (6 mo. Term SOFR + 2.18%, 1.75% Floor, 11.00% Cap)	5.80%	11/25/2045	4,315,290
2,146,383	Series 2006-2-3A4	7.10%(d)	06/25/2036	252,439
7,248,123	Series 2007-A-13A1	6.60%(a)(d)	01/25/2037	976,953
	Ameriquest Mortgage Securities, Inc.
133,228	Series 2004-FR1-M1	3.69%(d)	05/25/2034	132,673
	Amortizing Residential Collateral Trust
3,921,153	Series 2002-BC7-M1 (1 mo. Term SOFR + 1.31%, 1.20% Floor)	4.99%	10/25/2032	2,978,882
	AMSR Trust
6,500,000	Series 2021-SFR3-E1	2.33%(a)	10/17/2038	6,383,808
11,000,000	Series 2021-SFR3-E2	2.43%(a)	10/17/2038	10,803,180
18,500,000	Series 2021-SFR3-F	3.23%(a)	10/17/2038	18,224,857
6,500,000	Series 2021-SFR4-D	2.77%(a)	12/17/2038	6,398,957
10,500,000	Series 2021-SFR4-E1	2.97%(a)	12/17/2038	10,322,715
	Angel Oak Mortgage Trust LLC
9,121,000	Series 2021-7-M1	3.26%(a)(b)	10/25/2066	6,579,359
1,000,000	Series 2025-10-M1	5.72%(a)(d)	09/25/2070	993,543
10,467,153	Series 2025-12-A3	5.34%(a)(d)	12/25/2070	10,417,337
4,395,000	Series 2025-12-M1	5.77%(a)(d)	12/25/2070	4,364,822
4,300,000	Series 2025-13-M1	5.74%(a)(b)	10/25/2070	4,267,418
1,827,350	Series 2025-7-A2	5.76%(a)(d)	06/25/2070	1,834,965
3,293,742	Series 2025-7-A3	5.92%(a)(d)	06/25/2070	3,308,796
5,007,000	Series 2025-7-M1	6.35%(a)(b)	06/25/2070	5,035,427
919,202	Series 2025-9-A3	5.60%(a)(d)	08/25/2070	919,250
5,412,886	Series 2026-1-A3	5.17%(a)(d)	02/25/2071	5,366,126
2,250,000	Series 2026-1-M1	5.53%(a)(b)	02/25/2071	2,213,502
4,061,000	Series 2026-2-M1	5.45%(a)(b)	02/25/2071	3,981,459
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
9,652,851	Series 2004-W11-M6 (1 mo. Term SOFR + 1.99%, 1.88% Floor)	5.67%	11/25/2034	8,626,431
94,468,002	Series 2006-M3-A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	3.97%	10/25/2036	53,491,608
10,422,245	Series 2006-W5-A1A (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.09%	06/25/2036	6,926,789
	Aspire Mortgage Trust
4,000,000	Series 2026-1-A3	5.21%(a)(d)	01/25/2066	4,005,344

12	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
1,650,000	Series 2026-1-M1	5.40%(a)(b)	01/25/2066	1,654,886
	Asset Backed Funding Certificates
74,859,364	Series 2007-WMC1-A1A (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.04%	06/25/2037	54,033,931
	Asset Backed Securities Corp. Home Equity
1,075,071	Series 2004-HE3-M2 (1 mo. Term SOFR + 1.79%, 1.68% Floor)	5.47%	06/25/2034	1,036,727
15,875,633	Series 2006-HE7-A1 (1 mo. Term SOFR + 0.38%, 0.27% Floor)	3.86%	11/25/2036	14,572,120
	Banc of America Alternative Loan Trust
378,897	Series 2005-10-4A1	5.75%	11/25/2035	335,908
1,296,281	Series 2005-11-2CB1	6.00%	12/25/2035	1,230,731
974,249	Series 2006-2-1CB1	6.00%	03/25/2036	907,471
1,255,647	Series 2006-2-3CB1	6.50%	03/25/2036	1,150,079
359,463	Series 2006-5-CB14 (1 mo. Term SOFR + 1.21%, 6.00% Floor, 6.00% Cap)	6.00%	06/25/2046	315,373
856,254	Series 2006-6-CB3	6.00%	07/25/2046	747,260
7,456,314	Series 2006-7-A4	6.50%(d)	10/25/2036	1,858,255
1,146,640	Series 2006-8-1A1 (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	2.71%(f)(g)	11/25/2036	121,009
408,656	Series 2006-8-1A2 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.24%	11/25/2036	321,097
1,807,533	Series 2006-9-1CB1	6.00%	01/25/2037	1,626,144
317,360	Series 2007-2-2A1	6.00%	06/25/2037	271,986
	Banc of America Funding Corp.
1,749,212	Series 2006-2-3A1	6.00%	03/25/2036	1,548,073
44,736	Series 2006-2-4A1 (-3 x 1 mo. Term SOFR + 22.46%, 0.00% Floor, 22.80% Cap)	11.42%(g)	03/25/2036	46,349
71,496	Series 2006-2-6A2	5.50%	03/25/2036	71,349
232,095	Series 2006-3-1A1	6.00%	03/25/2036	200,896
111,383	Series 2006-3-6A1	6.38%(b)	03/25/2036	113,801
1,048,102	Series 2006-6-1A7	6.25%	08/25/2036	913,726
379,348	Series 2006-7-T2A5	6.54%(d)	10/25/2036	343,193
1,787,988	Series 2006-7-T2A8	6.41%(d)	10/25/2036	1,617,808
465,023	Series 2006-8T2-A8 (30 day avg SOFR US)	6.60%(d)	10/25/2036	413,294
212,175	Series 2006-B-7A1	4.17%(b)	03/20/2036	188,121
3,604,095	Series 2006-D-6A1	3.83%(b)	05/20/2036	3,102,184
75,964	Series 2006-H-3A1	4.06%(b)	09/20/2046	65,861
42,188,720	Series 2006-H-5A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 10.50% Cap)	4.15%	10/20/2036	13,394,016
377,763	Series 2007-1-TA10	6.34%(d)	01/25/2037	351,686
518,128	Series 2007-3-TA1B	5.83%(b)	04/25/2037	445,956
1,052,110	Series 2007-5-1A1	5.50%	07/25/2037	865,343
510,134	Series 2009-R14A-3A (-2 x 1 mo. Term SOFR + 16.30%, 5.50% Floor, 16.57% Cap)	7.64%(a)(g)	06/26/2035	469,840
764,442	Series 2009-R15A-4A2	5.75%(a)(b)	12/26/2036	664,182
464,330	Series 2010-R1-3A (-2 x 1 mo. Term SOFR + 14.10%, 6.00% Floor, 14.28% Cap)	8.42%(a)(g)	07/26/2036	446,434
4,450,884	Series 2014-R6-3A2	4.06%(a)(b)	10/26/2036	3,987,341
9,763,664	Series 2014-R8-A2 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.03%(a)	06/26/2036	8,012,429
16,218,811	Series 2015-R2-4A2 (1 mo. Term SOFR + 0.28%, 0.17% Floor)	3.33%(a)	09/29/2036	13,540,143
	Banc of America Mortgage Securities, Inc.
693,774	Series 2006-1-A9	6.00%	05/25/2036	587,347
129,451	Series 2007-1-2A5	5.75%	01/25/2037	113,672
2,802,123	Series 2007-3-2A8	7.00%	09/25/2037	2,348,825
	Banco Santander SA
7,095,650	Series 2025-NQM6-M1	5.92%(a)(b)	11/25/2065	7,059,412

Principal Amount $	Security Description	Rate	Maturity	Value $
5,553,500	Series 2026-NQM1-M1	5.80%(a)(b)	11/25/2065	5,498,193
5,405,000	Series 2026-NQM2-M1	5.69%(a)(b)	01/25/2066	5,330,602
	BankUnited Trust
4,224,282	Series 2005-1-2A1	4.70%(b)	09/25/2045	3,915,209
	Barclays Mortgage Loan Trust
37,058,420	Series 2026-NQM1-A1	4.84%(a)(d)	12/25/2065	36,688,162
9,338,329	Series 2026-NQM1-A3	5.24%(a)(d)	12/25/2065	9,299,081
10,491,069	Series 2026-NQM2-A3	5.20%(a)(d)	12/25/2065	10,387,830
5,466,500	Series 2026-NQM2-M1	5.48%(a)(b)	12/25/2065	5,346,893
	Barclays PLC
6,211,145	Series 2010-RR6-7A10	4.29%(a)(b)	02/26/2037	2,203,557
	Bayview Commercial Asset Trust
504,406	Series 2007-3-A2 (1 mo. Term SOFR + 0.55%, 0.00% Floor)	4.23%(a)	07/25/2037	481,019
	Bayview Financial Acquisition Trust
1,733,444	Series 2006-C-2A4 (1 mo. Term SOFR + 0.53%, 0.00% Floor)	4.21%	11/28/2036	1,662,881
	BCAP LLC Trust
16,420,239	Series 2007-AA2-11A (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.17%(a)	05/25/2047	17,705,086
1,926,313	Series 2007-AA2-2A7	6.00%	04/25/2037	819,330
2,085,524	Series 2007-AA2-2A8	5.75%	04/25/2037	850,099
10,159,968	Series 2008-RR3-A1B	6.70%(a)(b)	10/25/2036	2,943,344
1,415,165	Series 2009-RR13-18A2	5.75%(a)(b)	07/26/2037	617,399
2,447,068	Series 2009-RR4-4A2	5.75%(a)(b)	02/26/2036	961,237
	Bear Stearns Adjustable Rate Mortgage Trust
182,302	Series 2005-12-13A1	4.51%(b)	02/25/2036	162,777
1,508,183	Series 2006-4-4A1	4.55%(b)	10/25/2046	1,382,222
2,141,555	Series 2007-1-2A1	5.31%(b)	02/25/2047	1,867,667
484,612	Series 2007-1-3A1	4.31%(b)	02/25/2047	472,165
7,373,599	Series 2007-2-2A1 (12 mo. Term SOFR + 2.59%, 1.88% Floor, 11.15% Cap)	6.27%	12/25/2046	6,226,866
	Bear Stearns Alt-A Trust
110,853	Series 2004-11-2A3	5.20%(b)	11/25/2034	112,953
8,657,097	Series 2006-3-21A1	4.25%(b)	05/25/2036	6,133,297
3,279,380	Series 2006-5-1A1 (1 mo. Term SOFR + 0.45%, 0.34% Floor, 11.50% Cap)	4.13%	08/25/2036	2,973,027
5,527,822	Series 2006-6-2A1 (1 mo. Term SOFR)	4.13%	11/25/2036	2,328,869
2,728,987	Series 2006-8-2A1	4.52%(b)	08/25/2046	1,846,928
4,215,084	Series 2007-1-1A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 11.50% Cap)	4.11%	01/25/2047	3,976,980
	Bear Stearns Asset Backed Securities Trust
2,022,527	Series 2004-AC4-A2	5.50%(d)	08/25/2034	1,982,522
4,513,680	Series 2005-AC2-1A	5.75%(d)	04/25/2035	3,850,111
1,402,251	Series 2005-AC2-2A1	5.75%(d)	04/25/2035	1,353,052
16,959,664	Series 2005-AC6-22A	5.09%(b)	09/25/2035	13,767,518
4,397,979	Series 2005-AC7-A4	6.00%(d)	10/25/2035	2,574,782
5,648,665	Series 2006-AC1-1A1	6.25%(d)	02/25/2036	2,481,174
389,888	Series 2006-AC5-A1	6.75%(d)	12/25/2036	447,097
12,634,447	Series 2006-HE10-1M2 (1 mo. Term SOFR + 0.64%, 0.53% Floor)	4.32%	12/25/2036	12,484,118
1,596,460	Series 2006-HE10-23A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.07%	12/25/2036	1,896,367
6,123,457	Series 2007-HE3-2A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.07%	04/25/2037	5,939,915
3,939,961	Series 2007-HE3-3A (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.23%	04/25/2037	4,128,260
17,018,719	Series 2007-HE4-2A (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.23%	05/25/2037	15,993,515

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	13

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
10,211,471	Series 2007-HE6-2A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	4.84%	08/25/2037	9,297,295
874,977	Series 2007-SD1-1A2A	6.00%	10/25/2036	251,783
1,328,304	Series 2007-SD1-1A3A	6.50%	10/25/2036	422,765
1,173,431	Series 2007-SD1-23A1	5.28%(b)	10/25/2036	539,290
	Bear Stearns Mortgage Funding Trust
5,151,117	Series 2006-AR3-2A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 10.50% Cap)	4.19%	11/25/2036	4,843,367
2,120,212	Series 2006-AR4-A2 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 10.50% Cap)	4.15%	12/25/2037	2,086,686
4,926,374	Series 2007-AR3-22A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 10.50% Cap)	4.11%	04/25/2037	4,915,343
	BNC Mortgage Loan Trust
2,198,531	Series 2006-2-A4 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.11%	11/25/2036	2,155,635
2,990,817	Series 2007-1-A4 (1 mo. Term SOFR + 0.27%, 0.16% Floor)	3.95%	03/25/2037	2,932,116
4,451,322	Series 2007-4-A4 (1 mo. Term SOFR + 1.61%, 1.50% Floor)	5.29%	11/25/2037	3,899,195
	BNP Paribas Mortgage Securities LLC
23,502,859	Series 2009-1-B1	6.00%(a)	08/27/2037	9,975,843
	BRAVO Residential Funding Trust
3,041,000	Series 2024-NQM2-B1	7.91%(a)	02/25/2064	3,072,247
8,000,000	Series 2024-NQM7-M1	6.38%(a)(b)	10/27/2064	8,064,713
10,308,000	Series 2025-NQM10-M1	5.76%(a)(b)	09/25/2065	10,206,759
1,850,000	Series 2025-NQM7-M1	6.23%(a)(b)	07/25/2065	1,857,168
1,500,000	Series 2025-NQM8-M1	5.82%(a)(b)	06/25/2065	1,494,575
2,748,558	Series 2025-NQM9-A2	5.25%(a)(d)	09/25/2065	2,736,859
9,534,677	Series 2026-NQM2-A3	5.03%(a)(d)	11/25/2065	9,426,550
5,500,000	Series 2026-NQM2-M1	5.45%(a)(b)	11/25/2065	5,380,967
8,380,000	Series 2026-NQM3-A3	5.34%(a)(d)	11/25/2065	8,392,570
9,573,000	Series 2026-NQM3-M1	5.63%(a)(b)	11/25/2065	9,582,573
	Carrington Mortgage Loan Trust
3,428,611	Series 2006-FRE2-A2 (1 mo. Term SOFR + 0.23%, 0.12% Floor, 12.50% Cap)	3.91%	10/25/2036	2,796,207
16,532,336	Series 2006-FRE2-A3 (1 mo. Term SOFR + 0.27%, 0.16% Floor, 12.50% Cap)	3.95%	10/25/2036	13,493,944
5,088,528	Series 2006-FRE2-A4 (1 mo. Term SOFR + 0.36%, 0.25% Floor, 12.50% Cap)	4.04%	10/25/2036	4,157,338
6,474,979	Series 2006-NC3-A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 12.50% Cap)	4.09%	08/25/2036	6,316,682
17,918,732	Series 2006-NC4-A3 (1 mo. Term SOFR + 0.27%, 0.16% Floor, 12.50% Cap)	3.95%	10/25/2036	17,620,962
18,796,793	Series 2006-NC5-A3 (1 mo. Term SOFR + 0.26%, 0.15% Floor, 14.50% Cap)	3.94%	01/25/2037	17,196,234
6,655,488	Series 2007-RFC1-A3 (1 mo. Term SOFR + 0.39%, 0.28% Floor, 14.50% Cap)	4.07%	12/25/2036	6,564,925
	Cascade MH Asset Trust
12,325,176	Series 2019-MH1-A	4.00%(a)(b)	11/25/2044	11,858,869
	Centex Home Equity
2,842,292	Series 2004-A-AF5	5.43%(d)	01/25/2034	2,832,795
	Chase Mortgage Finance Corp.
1,993,583	Series 2005-A1-2A4	4.66%(b)	12/25/2035	1,909,786
7,060,299	Series 2006-S1-A5	6.50%	05/25/2036	2,906,232

Principal Amount $	Security Description	Rate	Maturity	Value $
6,456,165	Series 2006-S2-1A9	6.25%	10/25/2036	2,308,230
4,617,868	Series 2006-S3-1A2	6.00%	11/25/2036	1,869,099
13,205,709	Series 2006-S4-A8	6.00%	12/25/2036	5,073,147
3,920,263	Series 2007-S1-A7	6.00%	02/25/2037	1,492,537
2,237,768	Series 2007-S3-1A5	6.00%	05/25/2037	897,745
1,031,079	Series 2007-S3-2A1	5.50%	05/25/2037	10
2,192,905	Series 2007-S5-1A18	6.00%	07/25/2037	908,457
	Chaseflex Trust
752,579	Series 2005-1-3A1	6.00%	02/25/2035	621,956
88,127	Series 2006-1-A5	6.16%(b)	06/25/2036	79,251
1,751,776	Series 2006-2-A2B (1 mo. Term SOFR + 0.31%, 0.20% Floor, 11.50% Cap)	3.99%	09/25/2036	1,483,063
3,103,529	Series 2007-1-1A1	6.50%	02/25/2037	1,023,685
4,089,425	Series 2007-M1-2F4	4.20%(d)	08/25/2037	3,479,883
4,253,365	Series 2007-M1-2F5	4.20%(d)	08/25/2037	3,619,031
	Citigroup Financial Products, Inc.
1,278,141	Series 2007-AMC3-A2D (1 mo. Term SOFR + 0.46%, 0.35% Floor)	4.14%	03/25/2037	1,122,610
	Citigroup Mortgage Loan Trust, Inc.
308,571	Series 2005-9-21A1	5.50%	11/25/2035	289,248
587,651	Series 2006-4-2A1A	6.00%	12/25/2035	585,860
3,712,678	Series 2006-AR3-1A1A	5.58%(b)	06/25/2036	3,529,802
1,943,968	Series 2006-FX1-A6	7.35%(d)	10/25/2036	1,117,105
7,872,312	Series 2006-WF1-A2D	6.42%(d)	03/25/2036	3,537,336
8,249,346	Series 2006-WF2-A2D (30 day avg SOFR US)	6.66%(d)	05/25/2036	2,887,528
1,182,883	Series 2007-10-1A1A	5.16%(b)	04/25/2037	1,123,292
504,256	Series 2007-12-2A1	6.50%(a)(b)	10/25/2036	237,879
13,621,487	Series 2007-9-1A1	5.75%(a)	04/25/2047	7,030,730
543,745	Series 2007-9-2A2 (1 mo. Term SOFR)	6.50%(a)	05/25/2037	479,561
30,479,620	Series 2007-AMC2-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	3.68%(a)	01/25/2037	28,817,926
1,517,688	Series 2007-AR8-1A1A	3.62%(b)	08/25/2047	1,340,527
3,176,770	Series 2007-OPX1-A2 (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.19%	01/25/2037	1,338,881
3,126,983	Series 2007-OPX1-A3A	7.47%(d)	01/25/2037	1,318,852
6,892,996	Series 2007-OPX1-A5A	7.26%(d)	01/25/2037	2,908,422
2,397,306	Series 2010-7-9A4	6.00%(a)(b)	10/25/2037	2,108,556
10,182,968	Series 2010-8-7A4	6.00%(a)(b)	06/25/2037	9,421,395
1,992,977	Series 2014-8-3A2	6.00%(a)(b)	03/25/2037	1,734,316
88,334,821	Series 2019-A-PT1	3.92%(a)	10/25/2058	73,503,139
137,450,989	Series 2019-D-PT1	3.56%(a)(b)	04/25/2064	114,879,062
157,780,181	Series 2020-RP1-A1	1.50%(a)(b)	08/25/2064	141,032,320
26,293,400	Series 2020-RP1-M1	2.00%(a)(b)	08/25/2064	20,245,595
22,116,950	Series 2020-RP1-M2	2.50%(a)(b)	08/25/2064	16,866,678
18,676,200	Series 2020-RP1-M3	2.75%(a)(b)	08/25/2064	13,788,777
48,653,880	Series 2020-RP1-PT5	6.39%(a)(b)	08/25/2064	39,983,515
6,985,593	Series 2021-JL1-A	2.75%(a)(b)	02/27/2062	6,838,045
206,199,610	Series 2021-RP2-A1	1.75%(a)(b)	03/25/2065	185,900,042
34,186,100	Series 2021-RP2-M1	3.25%(a)(b)	03/25/2065	29,141,958
28,635,750	Series 2021-RP2-M2	3.40%(a)(b)	03/25/2065	23,491,068
26,589,300	Series 2021-RP2-M3	3.40%(a)(b)	03/25/2065	20,744,967
77,995,733	Series 2021-RP2-PT1	5.42%(a)(b)	03/25/2065	65,540,750
	Citimortgage Alternative Loan Trust
1,131,745	Series 2006-A1-1A5	5.50%	04/25/2036	1,038,667
1,331,615	Series 2006-A2-A2	6.00%	05/25/2036	1,265,552
1,260,800	Series 2006-A3-1A13	6.00%	07/25/2036	1,124,393
1,082,987	Series 2006-A4-1A8	6.00%	09/25/2036	1,005,703
1,156,195	Series 2006-A5-3A3Pool 2006-A5	6.00%	10/25/2036	972,901
3,392,350	Series 2006-A6-1A2 (1 mo. Term SOFR + 0.61%, 6.00% Floor, 6.00% Cap)	6.00%	11/25/2036	3,129,266
1,662,343	Series 2007-A1-1A5	6.00%	01/25/2037	1,507,051
810,502	Series 2007-A1-1A7	6.00%	01/25/2037	734,787
2,197,794	Series 2007-A1-1A8 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.39%	01/25/2037	1,821,856

14	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
2,073,863	Series 2007-A1-1A9 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	1.61%(f)(g)	01/25/2037	150,224
1,676,231	Series 2007-A3-1A1	6.00%(h)	03/25/2037	1,488,104
3,857,545	Series 2007-A3-1A3 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	1.61%(f)(g)	03/25/2037	277,760
1,511,689	Series 2007-A3-1A4	5.75%	03/25/2037	1,333,632
2,752,263	Series 2007-A4-1A3 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap)	4.12%	04/25/2037	2,251,696
2,752,263	Series 2007-A4-1A4 (-1 x 1 mo. Term SOFR + 6.56%, 0.00% Floor, 6.67% Cap)	2.88%(f)(g)	04/25/2037	338,750
2,914,980	Series 2007-A4-1A5	5.75%	04/25/2037	2,585,299
372,255	Series 2007-A5-1A11	6.00%	05/25/2037	345,227
4,907,911	Series 2007-A5-1A8	6.00%	05/25/2037	4,551,584
169,198	Series 2007-A8-A1	6.00%	10/25/2037	157,428
	CitiMortgage, Inc.
1,346,130	Series 2005-1-1A4	5.50%	02/25/2035	1,317,581
	Colony American Finance Ltd.
9,000,000	Series 2020-3-D	2.95%(a)(b)	08/15/2053	7,874,014
	COLT Funding LLC
14,812,000	Series 2021-5-M1	3.26%(a)(b)	11/26/2066	11,697,608
4,294,000	Series 2021-HX1-B1	3.11%(a)(b)	10/25/2066	3,230,754
4,130,000	Series 2021-HX1-B2	3.86%(a)(b)	10/25/2066	3,221,290
6,000,000	Series 2021-HX1-M1	2.36%(a)(b)	10/25/2066	4,511,416
5,552,000	Series 2024-6-M1	6.00%(a)(b)	11/25/2069	5,552,089
10,168,000	Series 2024-7-M1	6.45%(a)(b)	12/26/2069	10,235,898
4,362,922	Series 2025-6-A3	5.89%(a)(d)	08/25/2070	4,381,646
3,000,000	Series 2025-6-M1	6.27%(a)(b)	08/25/2070	3,012,801
1,850,000	Series 2025-7-M1	6.03%(a)(b)	06/25/2070	1,850,752
5,000,000	Series 2026-2-A3	5.19%(a)(d)	03/25/2071	5,004,260
4,000,000	Series 2026-2-M1	5.42%(a)(b)	03/25/2071	4,024,252
	Colt Mortgage Loan Trust
1,504,792	Series 2025-1-A3	6.08%(a)(d)	01/25/2070	1,514,089
	Countrywide Alternative Loan Trust
20,675,416	Series 2004-36CB-1A1	6.00%	02/25/2035	14,377,072
3,982,987	Series 2005-13CB-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap)	4.29%	05/25/2035	3,197,417
1,819,269	Series 2005-13CB-A3	5.50%	05/25/2035	1,558,165
1,923,639	Series 2005-20CB-2A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap)	4.29%	07/25/2035	1,081,200
3,927,430	Series 2005-20CB-2A2 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	1.21%(f)(g)	07/25/2035	245,335
1,139,564	Series 2005-26CB-A11 (-2 x 1 mo. Term SOFR + 12.84%, 0.00% Floor, 13.05% Cap)	6.18%(g)	07/25/2035	771,978
1,520,221	Series 2005-28CB-1A2 (1 mo. Term SOFR + 0.86%, 0.75% Floor, 5.50% Cap)	4.54%	08/25/2035	1,210,252
894,833	Series 2005-28CB-3A6	6.00%	08/25/2035	330,373
4,689,129	Series 2005-32T1-A9	5.50%	08/25/2035	2,433,529
1,697,267	Series 2005-46CB-A14	5.50%	10/25/2035	1,157,209
859,867	Series 2005-46CB-A20	5.50%	10/25/2035	586,264
3,352,359	Series 2005-48T1-A2	5.50%	11/25/2035	1,793,755
1,178,643	Series 2005-54CB-3A4	5.50%	11/25/2035	607,472
25,866,074	Series 2005-55CB-1A1	5.50%	11/25/2035	16,530,312
9,643,123	Series 2005-57CB-1A1	5.50%	12/25/2035	6,809,878
292,007	Series 2005-60T1-A7 (-7 x 1 mo. Term SOFR + 35.09%, 0.00% Floor, 35.93% Cap)	8.12%(g)	12/25/2035	170,372
241,991	Series 2005-64CB-1A14	5.50%	12/25/2035	213,566
3,512,203	Series 2005-64CB-1A4	5.50%	12/25/2035	3,099,644

Principal Amount $	Security Description	Rate	Maturity	Value $
748,038	Series 2005-73CB-1A5 (1 mo. Term SOFR + 0.91%, 0.80% Floor, 5.50% Cap)	4.59%	01/25/2036	693,831
1,881,908	Series 2005-73CB-1A6 (-1 x 1 mo. Term SOFR + 4.59%, 0.00% Floor, 4.70% Cap)	0.91%(f)(g)	01/25/2036	63,455
27,131,885	Series 2005-77T1-1A1	6.00%	02/25/2036	11,914,672
391,199	Series 2005-79CB-A5	5.50%	01/25/2036	206,444
16,622,432	Series 2005-80CB-4A1	6.00%	02/25/2036	7,010,562
18,337,018	Series 2005-85CB-1A1	6.00%	02/25/2036	6,612,917
971,205	Series 2005-85CB-2A6 (-4 x 1 mo. Term SOFR + 21.21%, 0.00% Floor, 21.63% Cap)	7.73%(g)	02/25/2036	765,438
768,937	Series 2005-86CB-A5	5.50%	02/25/2036	418,957
2,645,117	Series 2005-J1-5A3	5.50%	02/25/2035	2,567,050
11,617	Series 2005-J1-7A1	5.50%	02/01/2035	9,344
986,628	Series 2005-J10-1A11	5.50%	10/25/2035	617,724
224,533	Series 2005-J10-1A13 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.50% Cap)	4.49%	10/25/2035	126,748
105,181	Series 2005-J10-1A15	5.50%	10/25/2035	65,854
341,314	Series 2005-J11-1A3	5.50%	11/25/2035	178,915
312,740	Series 2005-J13-2A5 (1 mo. Term SOFR + 0.59%, 0.48% Floor, 5.50% Cap)	4.27%	11/25/2035	187,435
625,481	Series 2005-J13-2A6 (-1 x 1 mo. Term SOFR + 4.91%, 0.00% Floor, 5.02% Cap)	1.23%(f)(g)	11/25/2035	37,998
355,365	Series 2005-J2-1A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap)	4.29%	04/25/2035	280,095
1,093,431	Series 2005-J2-1A6 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	1.21%(f)(g)	04/25/2035	55,834
2,383,287	Series 2005-J3-2A8 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 5.50% Cap)	4.09%	05/25/2035	1,777,209
2,383,287	Series 2005-J3-2A9 (-1 x 1 mo. Term SOFR + 5.09%, 0.00% Floor, 5.20% Cap)	1.41%(f)(g)	05/25/2035	143,193
2,430,922	Series 2006-12CB-A3 (1 mo. Term SOFR + 5.75%, 5.75% Floor)	5.75%	05/25/2036	1,117,672
2,996,050	Series 2006-12CB-A8	6.00%	05/25/2036	1,432,040
26,973,642	Series 2006-15CB-A1	6.50%	06/25/2036	12,010,378
2,477,376	Series 2006-16CB-A7	6.00%	06/25/2036	1,262,758
653,644	Series 2006-18CB-A12 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.39%(f)(g)	07/25/2036	246,280
653,644	Series 2006-18CB-A13 (-1 x 1 mo. Term SOFR + 5.39%, 0.00% Floor, 5.50% Cap)	1.71%(f)(g)	07/25/2036	68,467
3,147,141	Series 2006-19CB-A12 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.00% Cap)	4.19%	08/25/2036	1,300,220
4,267,712	Series 2006-19CB-A13 (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.81%(f)(g)	08/25/2036	467,986
656,899	Series 2006-19CB-A15Pool 2006-1	6.00%	08/25/2036	357,832
4,079,439	Series 2006-23CB-2A3	6.50%	08/25/2036	1,160,425
1,170,363	Series 2006-24CB-A11	5.75%	08/25/2036	567,745
3,425,509	Series 2006-24CB-A14 (-1 x 1 mo. Term SOFR + 7.04%, 0.00% Floor, 7.15% Cap)	3.36%(f)(g)	08/25/2036	640,862
2,746,812	Series 2006-24CB-A22	6.00%	08/25/2036	1,376,945
2,948,154	Series 2006-24CB-A5 (1 mo. Term SOFR + 0.71%, 0.06% Floor, 6.00% Cap)	4.39%	08/25/2036	1,186,425
1,389,412	Series 2006-26CB-A17	6.25%	09/25/2036	623,315

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	15

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
1,783,428	Series 2006-26CB-A9	6.50%	09/25/2036	829,954
2,381,720	Series 2006-29T1-1A2	6.25%	10/25/2036	1,275,723
355,359	Series 2006-29T1-2A12 (-7 x 1 mo. Term SOFR + 45.41%, 0.00% Floor, 46.15% Cap)	21.50%(g)	10/25/2036	477,057
217,665	Series 2006-29T1-2A23 (-4 x 1 mo. Term SOFR + 32.87%, 0.00% Floor, 33.37% Cap)	16.93%(g)	10/25/2036	244,883
1,843,399	Series 2006-2CB-A9	6.00%	03/25/2036	805,352
2,214,476	Series 2006-30T1-1A2	6.25%	11/25/2036	1,600,157
1,881,442	Series 2006-32CB-A1 (1 mo. Term SOFR + 0.78%, 0.67% Floor, 6.00% Cap)	4.46%	11/25/2036	816,759
3,138,246	Series 2006-32CB-A2 (-1 x 1 mo. Term SOFR + 5.22%, 0.00% Floor, 5.33% Cap)	1.54%(f)(g)	11/25/2036	286,587
7,266,494	Series 2006-36T2-2A1	6.25%	12/25/2036	2,815,931
586,535	Series 2006-36T2-2A4	6.25%	12/25/2036	227,296
645,719	Series 2006-39CB-1A10	6.00%	01/25/2037	525,532
12,637,371	Series 2006-39CB-2A2 (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	2.76%(f)(g)	01/25/2037	643,928
4,303,621	Series 2006-39CB-2A4 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.24%	01/25/2037	444,656
1,031,803	Series 2006-40T1-1A11	6.00%	01/25/2037	610,530
1,756,228	Series 2006-40T1-1A4 (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)	1.66%(f)(g)	01/25/2037	176,231
2,599,618	Series 2006-41CB-1A10	6.00%	01/25/2037	1,261,325
6,357,810	Series 2006-41CB-1A15 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	1.61%(f)(g)	01/25/2037	624,435
6,357,810	Series 2006-41CB-1A2 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.39%	01/25/2037	2,340,118
2,737,454	Series 2006-41CB-1A9	6.00%	01/25/2037	1,328,202
3,378,771	Series 2006-42-1A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.39%	01/25/2047	1,363,857
3,378,771	Series 2006-42-1A2 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	1.61%(f)(g)	01/25/2047	343,445
2,250,085	Series 2006-42-1A3	6.00%	01/25/2047	1,178,229
2,528,988	Series 2006-43CB-1A12	5.75%	02/25/2037	1,220,898
8,749,995	Series 2006-43CB-1A6	6.00%	02/25/2037	4,384,627
9,722,627	Series 2006-45T1-1A1 (1 mo. Term SOFR + 0.61%, 6.00% Floor, 6.00% Cap)	6.00%(f)(g)	02/25/2037	3,260,823
3,136,331	Series 2006-45T1-1A4 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.39%	02/25/2037	801,962
3,136,331	Series 2006-45T1-1A5 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	1.61%(f)(g)	02/25/2037	230,549
1,348,747	Series 2006-45T1-2A2	6.00%	02/25/2037	718,459
5,068,751	Series 2006-4CB-1A1	6.00%	04/25/2036	2,212,126
487,999	Series 2006-6CB-1A4Pool 0066CB	5.50%	05/25/2036	395,814
3,980,554	Series 2006-7CB-1A14	6.00%	05/25/2036	1,939,523
6,941,367	Series 2006-7CB-1A16	6.00%	05/25/2036	3,382,178
2,126,835	Series 2006-7CB-1A6	6.00%	05/25/2036	1,036,299
2,154,083	Series 2006-7CB-1A9	6.00%	05/25/2036	1,049,576
798,212	Series 2006-9T1-A11	6.00%	05/25/2036	301,157
1,575,640	Series 2006-J1-1A10	5.50%	02/25/2036	1,039,855
3,196,914	Series 2006-J1-1A3	5.50%	02/25/2036	2,109,826
748,156	Series 2006-J4-2A2	6.00%	07/25/2036	409,830
1,035,924	Series 2006-J7-1A1	6.25%	11/25/2036	471,675
22,733,998	Series 2006-OA21-A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	3.98%	03/20/2047	19,946,514

Principal Amount $	Security Description	Rate	Maturity	Value $
1,898,584	Series 2006-OA7-1A2 (12 Month US Treasury Average + 0.94%, 0.94% Floor)	4.80%	06/25/2046	1,890,890
581,388	Series 2007-11T1-A24 (-6 x 1 mo. Term SOFR + 39.21%, 0.00% Floor, 39.90% Cap)	17.14%(g)	05/25/2037	643,377
9,090,918	Series 2007-12T1-A11	6.00%	06/25/2037	3,985,767
7,912,941	Series 2007-15CB-A1	6.00%	07/25/2037	6,556,259
4,720,829	Series 2007-15CB-A2	5.75%	07/25/2037	2,593,966
5,663,285	Series 2007-15CB-A5	5.75%	07/25/2037	3,111,819
7,080,189	Series 2007-16CB-2A1 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.24%(f)(g)	08/25/2037	2,141,665
2,050,246	Series 2007-16CB-2A2 (-8 x 1 mo. Term SOFR + 53.63%, 0.00% Floor, 54.58% Cap)	22.97%(g)	08/25/2037	2,724,569
2,217,416	Series 2007-16CB-4A7	6.00%	08/25/2037	1,584,803
4,558,317	Series 2007-17CB-1A10 (-5 x 1 mo. Term SOFR + 29.37%, 0.00% Floor, 29.90% Cap)	12.45%(g)	08/25/2037	3,831,428
658,816	Series 2007-18CB-2A25	6.00%	08/25/2037	375,203
577,320	Series 2007-19-1A10 (-6 x 1 mo. Term SOFR + 38.31%, 0.00% Floor, 39.00% Cap)	16.24%(g)	08/25/2037	565,860
10,347,279	Series 2007-19-1A34	6.00%	08/25/2037	4,667,229
8,485,372	Series 2007-19-1A4	6.00%	08/25/2037	3,827,400
26,890,368	Series 2007-19-2A1	6.50%	08/25/2037	11,201,196
2,626,220	Series 2007-21CB-2A2 (-4 x 1 mo. Term SOFR + 27.94%, 0.00% Floor, 28.40% Cap)	13.23%(g)	09/25/2037	1,845,050
17,443,338	Series 2007-22-2A16	6.50%	09/25/2037	6,417,952
6,441,753	Series 2007-23CB-A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	4.29%	09/25/2037	2,150,396
9,142,183	Series 2007-23CB-A4 (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	2.71%(f)(g)	09/25/2037	1,399,217
942,533	Series 2007-24-A2 (-6 x 1 mo. Term SOFR + 41.01%, 0.00% Floor, 41.70% Cap)	18.94%(g)	10/25/2037	687,926
1,884,667	Series 2007-24-A3 (-1 x 1 mo. Term SOFR + 6.84%, 0.00% Floor, 6.95% Cap)	3.16%(f)(g)	10/25/2037	261,886
3,091,801	Series 2007-24-A4 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 7.00% Cap)	4.49%	10/25/2037	632,146
4,088,700	Series 2007-24-A6 (1 mo. Term SOFR + 1.11%, 1.00% Floor, 7.00% Cap)	4.79%	10/25/2037	894,322
2,925,695	Series 2007-2CB-1A4 (1 mo. Term SOFR + 1.11%, 5.75% Floor, 100.00% Cap)	5.75%	03/25/2037	1,442,211
3,321,880	Series 2007-5CB-1A18 (-1 x 1 mo. Term SOFR + 5.54%, 0.00% Floor, 5.65% Cap)	1.86%(f)(g)	04/25/2037	375,248
3,321,880	Series 2007-5CB-1A23 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 6.00% Cap)	4.34%	04/25/2037	1,241,518
13,230,979	Series 2007-5CB-1A31	5.50%	04/25/2037	5,777,652
5,708,768	Series 2007-5CB-2A1	6.00%	04/25/2037	2,485,344
4,420,975	Series 2007-6-A1	5.75%	04/25/2047	2,208,566
4,847,634	Series 2007-6-A4	5.75%	04/25/2047	2,421,710
1,278,754	Series 2007-7T2-A8	6.00%	04/25/2037	500,794
219,479	Series 2007-8CB-A12 (-6 x 1 mo. Term SOFR + 39.51%, 0.00% Floor, 40.20% Cap)	17.44%(g)	05/25/2037	254,399

16	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
234,290	Series 2007-8CB-A8 (-6 x 1 mo. Term SOFR + 39.39%, 0.00% Floor, 40.08% Cap)	17.32%(g)	05/25/2037	269,681
385,652	Series 2007-9T1-1A4 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.29%	05/25/2037	131,852
385,652	Series 2007-9T1-1A5 (-1 x 1 mo. Term SOFR + 5.39%, 0.00% Floor, 5.50% Cap)	1.71%(f)(g)	05/25/2037	37,464
1,412,122	Series 2007-9T1-2A1	6.00%	05/25/2037	563,462
24,011	Series 2007-9T1-3A1	5.50%	05/25/2037	12,393
14,411,863	Series 2007-HY2-1A	4.67%(b)	03/25/2047	13,736,220
10,118,827	Series 2007-HY4-4A1	4.26%(b)	06/25/2037	10,015,584
	Countrywide Asset-Backed Certificates
17,544,000	Series 2005-11-MF1	5.35%(b)	02/25/2036	15,183,016
15,355,850	Series 2006-25-1A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.07%	06/25/2047	14,721,579
4,338,061	Series 2006-26-1A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.07%	06/25/2037	4,067,600
20,090,232	Series 2007-4-A5	4.33%(d)	04/25/2047	15,584,602
7,934,720	Series 2007-BC1-1A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.07%	05/25/2037	7,671,886
	Countrywide Home Loan Mortgage Pass Through Trust
309,226	Series 2003-60-4A1	6.21%(b)	02/25/2034	310,469
419,745	Series 2004-R2-1AF1 (1 mo. Term SOFR + 0.53%, 0.42% Floor, 9.50% Cap)	4.20%(a)	11/25/2034	400,744
408,411	Series 2004-R2-1AS	2.24%(a)(b)(f)	11/25/2034	20,918
11,221,010	Series 2005-17-2A1	5.50%	09/25/2035	4,609,508
2,021,643	Series 2005-18-A1	5.50%	10/25/2035	938,871
1,732,972	Series 2005-20-A5	5.50%	10/25/2035	1,005,643
1,268,585	Series 2005-20-A8	5.25%	10/25/2035	732,009
5,466,232	Series 2005-23-A1	5.50%	11/25/2035	2,952,118
1,234,637	Series 2005-24-A8	5.50%	11/25/2035	602,037
1,748,153	Series 2005-26-1A12	5.50%	11/25/2035	993,140
428,027	Series 2005-27-2A1	5.50%	12/25/2035	159,431
706,022	Series 2005-28-A7	5.25%	11/01/2035	347,965
5,032,697	Series 2005-HYB1-4A1	4.68%(b)	03/25/2035	4,768,192
23,286	Series 2005-HYB8-1A1	5.29%(b)	12/20/2035	23,345
4,497,894	Series 2005-HYB8-4A1	4.49%(b)	12/20/2035	4,111,831
481,982	Series 2005-J3-2A4	4.50%	09/25/2035	422,288
554,315	Series 2005-J4-A5	5.50%	11/25/2035	453,589
128,263	Series 2005-R1-1AF1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 9.50% Cap)	4.15%(a)	03/25/2035	124,038
127,573	Series 2005-R1-1AS	2.34%(a)(b)(f)	03/25/2035	5,476
6,189,240	Series 2006-1-A2	6.00%	03/25/2036	2,954,954
4,174,649	Series 2006-14-A5	6.25%	09/25/2036	1,599,506
2,985,735	Series 2006-16-2A1	6.50%	11/25/2036	735,802
1,216,876	Series 2006-20-1A21	6.00%	02/25/2037	516,856
13,227,651	Series 2006-8-1A3	6.00%	05/25/2036	7,507,516
153,443	Series 2006-J3-A4	5.50%	05/25/2036	153,061
3,783,424	Series 2007-10-A7	6.00%	07/25/2037	1,602,074
12,915,905	Series 2007-11-A1	6.00%	08/25/2037	5,328,675
6,162,932	Series 2007-12-A9	5.75%	08/25/2037	2,914,376
2,780,835	Series 2007-13-A1	6.00%	08/25/2037	1,213,411
4,556,551	Series 2007-13-A10	6.00%	08/25/2037	1,988,242
3,084,734	Series 2007-15-1A1	6.25%	09/25/2037	1,783,667
430,867	Series 2007-15-1A16	6.25%	09/25/2037	249,138
1,241,310	Series 2007-15-1A2	6.25%	09/25/2037	717,507
1,515,806	Series 2007-15-1A29	6.25%	09/25/2037	876,446
2,348,032	Series 2007-17-1A2	6.00%	10/25/2037	1,588,442
312,203	Series 2007-18-1A1	6.00%	11/25/2037	125,834
1,284,802	Series 2007-2-A2	6.00%	03/25/2037	509,628
34,102,522	Series 2007-21-1A1	6.25%	02/25/2038	14,542,980
3,516,565	Series 2007-3-A1	6.00%	04/25/2037	1,558,001
1,354,354	Series 2007-3-A12	6.00%	04/25/2037	600,041
3,080,426	Series 2007-4-1A39	6.00%	05/25/2037	1,197,674
1,056,696	Series 2007-5-A2	5.75%	05/25/2037	488,087
4,080,850	Series 2007-7-A1	6.00%	06/25/2037	1,879,135
1,833,988	Series 2007-7-A11	5.50%	06/25/2037	775,401
1,223,299	Series 2007-7-A2	5.75%	06/25/2037	540,253

Principal Amount $	Security Description	Rate	Maturity	Value $
4,281,760	Series 2007-8-1A4	6.00%	01/25/2038	1,740,909
2,247,052	Series 2007-8-1A5	5.44%	01/25/2038	848,392
3,641,985	Series 2007-8-1A8	6.00%	01/25/2038	1,480,785
5,217,182	Series 2007-8-1A9 (1 mo. Term SOFR + 6.00%, 4.00% Floor, 6.00% Cap)	6.00%	01/25/2038	2,074,713
4,991,001	Series 2007-9-A1	5.75%	07/25/2037	2,202,688
656,855	Series 2007-9-A11	5.75%	07/25/2037	289,891
2,400,411	Series 2007-HY1-1A1	4.47%(b)	04/25/2037	2,257,296
7,209,906	Series 2007-HYB1-2A1	3.96%(b)	03/25/2037	6,192,832
393,632	Series 2007-J3-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.29%	07/25/2037	119,489
1,968,162	Series 2007-J3-A2 (-1 x 1 mo. Term SOFR + 5.39%, 0.00% Floor, 5.50% Cap)	1.71%(f)(g)	07/25/2037	157,305
	Credit Suisse First Boston Mortgage Securities Corp.
1,572,066	Series 2005-10-5A4	5.50%	11/25/2035	1,087,128
330,966	Series 2005-10-5A5	5.50%	11/25/2035	229,081
	Credit Suisse Management LLC
3,221,005	Series 2005-11-2A1	6.00%	12/25/2035	2,016,621
4,460,490	Series 2005-12-5A1	5.25%	01/25/2036	3,872,202
9,680,346	Series 2005-12-7A1 (1 mo. Term SOFR)	7.00%	01/25/2036	1,553,727
2,099,612	Series 2005-8-3A10	5.50%	09/25/2035	1,636,241
3,360,741	Series 2005-8-7A1	7.00%	09/25/2035	1,332,297
	Credit Suisse Mortgage Capital Certificates
704,031	Series 2005-1R-2A5	5.75%(a)	12/26/2035	448,107
11,358,075	Series 2006-1-2A1	6.00%	02/25/2036	2,837,746
2,225,306	Series 2006-2-5A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 6.00% Cap)	4.49%	03/25/2036	649,982
12,438,440	Series 2006-2-5A2 (-1 x 1 mo. Term SOFR + 5.19%, 0.00% Floor, 5.30% Cap)	1.51%(f)(g)	03/25/2036	897,907
2,590,910	Series 2006-2-5A3	6.25%	03/25/2036	973,938
7,012,038	Series 2006-2-5A4	6.00%	03/25/2036	2,531,742
739,602	Series 2006-3-4A3	5.50%	04/25/2036	450,364
447,109	Series 2006-3-4A4	5.50%	04/25/2036	272,257
2,298,680	Series 2006-4-1A8 (1 mo. Term SOFR + 1.11%, 6.00% Floor, 6.00% Cap)	6.00%	05/25/2036	1,141,747
20,337,518	Series 2006-4-4A1	7.00%(b)	05/25/2036	5,055,545
7,094,686	Series 2006-4-6A1	6.00%	05/25/2036	2,464,731
6,525,076	Series 2006-6-1A4	6.00%	07/25/2036	2,787,801
9,936,601	Series 2006-6-3A1	7.00%	07/25/2036	1,891,123
109,972	Series 2006-7-3A11	6.00%	08/25/2036	37,184
1,280,832	Series 2006-7-7A5	6.00%	08/25/2036	936,024
1,431,867	Series 2006-9-2A1	5.50%	11/25/2036	1,351,220
6,447,047	Series 2006-9-3A1	6.00%	11/25/2036	5,650,308
2,799,385	Series 2006-9-4A1	6.00%	11/25/2036	1,495,260
1,353,268	Series 2006-9-6A14	6.00%	11/25/2036	864,100
219,855	Series 2006-9-6A15 (-6 x 1 mo. Term SOFR + 39.21%, 0.00% Floor, 39.90% Cap)	17.17%(g)	11/25/2036	268,405
7,986,602	Series 2007-1-1A4 (30 day avg SOFR US)	6.13%	02/25/2037	1,853,323
5,498,577	Series 2007-1-3A1	6.00%	02/25/2029	631,506
19,241	Series 2007-2-2A1	5.00%	03/25/2037	14,435
17,692,546	Series 2007-5-3A19	6.00%	08/25/2037	13,470,379
7,766,864	Series 2007-5-3A9	6.00%	08/25/2037	5,901,740
1,619,181	Series 2008-2R-1A1	6.00%(a)	07/25/2037	1,393,836
8,270,846	Series 2009-11R-4A1	7.00%(a)(b)	09/26/2037	1,948,015
5,751,183	Series 2009-12R-5A1	6.00%(a)	06/27/2036	2,662,253
1,129,863	Series 2010-13R-1A2	5.50%(a)(b)	12/26/2035	973,070
9,121,121	Series 2010-17R-6A1	3.87%(a)(b)	06/26/2037	8,904,022
4,531,940	Series 2010-4R-3A17	6.00%(a)(b)	06/26/2037	4,111,554
2,237,530	Series 2010-4R-8A17	6.00%(a)(b)	06/26/2037	2,029,975
8,010,974	Series 2010-7R-1A17	6.00%(a)(b)	01/26/2037	4,051,048
6,300,188	Series 2012-10R-4A2	4.52%(a)(b)	08/26/2046	4,191,809
7,057,098	Series 2013-9R-A1	3.00%(a)(b)	05/27/2043	6,433,379
59,451,747	Series 2017-RPL2-PT	0.00%(a)(b)	02/25/2056	46,443,681
147,267,194	Series 2019-RPL6-PT1	4.08%(a)(b)	11/25/2058	125,653,672

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	17

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
4,227,000	Series 2020-AFC1-B1	3.45%(a)(b)	02/25/2050	3,365,214
148,368,430	Series 2020-RPL1-PT1	3.28%(a)(b)	10/25/2069	120,866,917
7,469,850	Series 2021-NQM1-B1	2.83%(a)(b)	05/25/2065	5,599,054
6,225,825	Series 2021-NQM5-M1	2.17%(a)(b)	05/25/2066	4,007,890
3,180,040	Series 2021-NQM6-B1	3.29%(a)(b)	07/25/2066	2,313,846
7,445,317	Series 2021-NQM6-M1	2.58%(a)(b)	07/25/2066	5,385,983
	Credit-Based Asset Servicing and Securitization LLC
6,309,898	Series 2006-CB4-AV3 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	3.19%	05/25/2036	4,380,816
	Cross Mortgage Trust
1,940,563	Series 2025-H10-A3	5.41%(a)(d)	01/25/2071	1,931,850
	CSAB Mortgage Backed Trust
3,729,896	Series 2006-3-A4B	6.61%(d)	11/25/2036	447,250
2,099,340	Series 2006-4-A6A	6.18%(d)	12/25/2036	273,894
7,586,166	Series 2007-1-1A1A	5.90%(b)	05/25/2037	1,579,179
	CSMCM Trust
6,196,246	Series 2019-RPL6-CERT	0.00%(a)(b)	11/25/2058	4,861,419
7,756,652	Series 2020-RPL1-CERT	3.23%(a)(b)	01/25/2046	5,986,483
	DB US Financial Markets Holding Corp.
3,072,403	Series 2014-RS1-3A2 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 7.00% Cap)	4.19%(a)	10/27/2036	2,373,248
	Deephaven Residential Mortgage Trust
3,677,384	Series 2026-INV1-A2	5.10%(a)(d)	12/25/2070	3,647,925
11,032,153	Series 2026-INV1-A3	5.20%(a)(d)	12/25/2070	10,932,361
7,451,000	Series 2026-INV1-M1	5.77%(a)(b)	12/25/2070	7,379,794
	Deutsche ALT-A Securities, Inc.
2,501,564	Series 2005-2-1A7	4.88%(b)	04/25/2035	2,413,689
6,128,466	Series 2005-4-A5	5.50%(b)	09/25/2035	5,565,383
110,304	Series 2005-5-1A6 (-7 x 1 mo. Term SOFR + 35.09%, 0.00% Floor, 35.93% Cap)	8.12%(g)	11/25/2035	226,229
420,410	Series 2005-5-2A1 (1 mo. Term SOFR + 0.31%, 0.20% Floor, 5.50% Cap)	3.99%	11/25/2035	154,198
1,268,844	Series 2005-5-2A2 (-1 x 1 mo. Term SOFR + 5.19%, 0.00% Floor, 5.30% Cap)	1.51%(f)(g)	11/25/2035	82,664
3,757,350	Series 2005-6-2A1	5.50%	12/25/2035	3,210,409
2,263,784	Series 2006-AB1-A1C	5.67%(b)	02/25/2036	2,071,533
307,966	Series 2006-AB2-A2 (1 mo. Term SOFR)	6.16%	06/25/2036	280,858
547,152	Series 2006-AB4-A1A (30 day avg SOFR US)	6.01%	10/25/2036	477,402
7,640,529	Series 2006-AB4-A2	5.65%(b)	10/25/2036	6,668,471
544,296	Series 2006-AB4-A3	5.90%(b)	10/25/2036	474,952
791,186	Series 2006-AB4-A3A1	5.90%(b)	10/25/2036	689,671
1,558,578	Series 2006-AB4-A6A1	6.37%(d)	10/25/2036	1,357,421
10,508,134	Series 2007-2-2A1 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.09%	09/25/2047	9,255,377
13,068,436	Series 2007-OA3-A2 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.04%	07/25/2047	11,587,279
	Deutsche Mortgage Securities, Inc.
3,339,368	Series 2006-PR1-3A1	6.82%(a)(g)	04/15/2036	3,064,165
404,942	Series 2006-PR1-4AI1	6.81%(a)(g)	04/15/2036	385,279
660,316	Series 2006-PR1-4AI2	7.37%(a)(g)	04/15/2036	635,330
205,973	Series 2006-PR1-5AI1	7.99%(a)(g)	04/15/2036	202,005
1,814,804	Series 2006-PR1-5AI3	7.27%(a)(g)	04/15/2036	1,716,170
30,066,551	Series 2006-PR1-5AI4	6.82%(a)(g)	04/15/2036	28,366,264
	Ellington Financial Mortgage Trust
3,895,079	Series 2025-INV5-A2	5.28%(a)(d)	12/25/2070	3,884,036
18,306,872	Series 2025-INV5-A3	5.38%(a)(d)	12/25/2070	18,254,873
1,550,000	Series 2025-INV5-M1	5.84%(a)(b)	12/25/2070	1,539,071
3,000,000	Series 2025-NQM4-M1A	5.62%(a)(b)	09/25/2070	2,981,300
9,540,000	Series 2025-NQM5-M1	5.77%(a)(b)	11/25/2070	9,488,979
3,403,587	Series 2025-NQM6-A3	5.40%(a)(d)	12/25/2070	3,388,425
15,234,000	Series 2025-NQM6-M1	5.80%(a)(b)	12/25/2070	15,083,374
12,320,000	Series 2026-INV2-M1	5.33%(a)(b)	02/25/2071	12,018,649

Principal Amount $	Security Description	Rate	Maturity	Value $
7,357,000	Series 2026-NQM3-A3	5.38%(a)(d)	03/25/2071	7,365,784
2,000,000	Series 2026-NQM3-M1	5.70%(a)(b)	03/25/2071	1,997,172
	Equifirst Loan Securitization Trust
7,152,967	Series 2007-1-A2B (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.17%	04/25/2037	6,650,534
	Fannie Mae Connecticut Avenue Securities
16,000,000	Series 2025-R04-1M2 (30 day avg SOFR US + 1.50%, 0.00% Floor)	5.16%(a)	05/25/2045	16,076,814
	FBR Securitization Trust
22,750,000	Series 2005-2-M4 (1 mo. Term SOFR + 1.04%, 0.93% Floor, 14.00% Cap)	4.72%	09/25/2035	20,737,492
5,500,000	Series 2005-5-M3 (1 mo. Term SOFR + 0.85%, 0.74% Floor, 14.00% Cap)	4.53%	11/25/2035	5,272,242
	Fieldstone Mortgage Investment Corp.
2,535,143	Series 2007-1-2A2 (1 mo. Term SOFR + 0.38%, 0.27% Floor, 12.25% Cap)	4.06%	04/25/2047	1,885,995
	Figure line of credit trust
8,736,820	Series 2020-1-A	4.04%(a)(b)	09/25/2049	8,467,434
	First Franklin Mortgage Loan Asset Backed Certificates
7,487,708	Series 2006-FF8-M1 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.17%	07/25/2036	6,407,672
4,000,000	Series 2006-FF9-2A4 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.29%	06/25/2036	3,762,084
16,649,215	Series 2007-FF2-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.07%	03/25/2037	8,910,601
19,180,192	Series 2007-FF2-A2C (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.09%	03/25/2037	9,106,519
	First Horizon Alternative Mortgage Securities
2,316,033	Series 2005-AA4-1A1	4.65%(b)	05/25/2035	895,537
3,065,198	Series 2005-FA8-1A4	5.50%	11/25/2035	1,303,471
227,694	Series 2005-FA8-2A1	5.00%	02/25/2037	220,073
796,262	Series 2006-AA3-A1	4.97%(b)	06/25/2036	631,708
1,776,886	Series 2006-FA1-1A12	6.00%	04/25/2036	696,933
5,962,558	Series 2006-FA1-1A3	5.75%	04/25/2036	2,242,836
1,164,291	Series 2006-FA2-1A5	6.00%	05/25/2036	417,994
1,863,089	Series 2006-FA8-1A5	6.00%	02/25/2037	645,621
2,369,074	Series 2006-RE1-A1	5.50%(b)	05/25/2035	1,405,815
10,082,835	Series 2007-FA3-A3	6.00%	06/25/2037	2,973,610
518,814	Series 2007-FA3-A4	6.00%	06/25/2037	153,008
579,335	Series 2007-FA4-1A13	6.25%	08/25/2037	186,746
1,788,451	Series 2007-FA4-1A4	6.25%	08/25/2037	576,498
1,016,843	Series 2007-FA4-1A5	6.25%	08/25/2037	327,774
	First Horizon Asset Securities, Inc.
863,883	Series 2006-1-1A2	6.00%	05/25/2036	327,488
1,532,673	Series 2007-4-1A1	6.00%	08/25/2037	513,281
	FirstKey Homes Trust
16,350,000	Series 2021-SFR1-E1	2.39%(a)	08/17/2038	16,167,408
11,500,000	Series 2021-SFR1-E2	2.49%(a)	08/17/2038	11,371,251
8,000,000	Series 2021-SFR2-D	2.06%(a)	09/17/2038	7,901,266
8,000,000	Series 2021-SFR2-E1	2.26%(a)	09/17/2038	7,893,946
8,000,000	Series 2021-SFR2-E2	2.36%(a)	09/17/2038	7,893,758
34,891,000	Series 2021-SFR3-B	2.44%(a)	12/17/2038	34,316,042
29,584,000	Series 2021-SFR3-C	2.54%(a)	12/17/2038	29,070,650
22,626,000	Series 2021-SFR3-D	2.79%(a)	12/17/2038	22,240,697
45,314,000	Series 2021-SFR3-E1	2.99%(a)	12/17/2038	44,534,740
25,293,000	Series 2021-SFR3-E2	3.08%(a)	12/17/2038	24,849,292
10,174,000	Series 2021-SFR3-F1	3.58%(a)	12/17/2038	9,995,009
	Freddie Mac Structured Agency Credit Risk Debt Notes
75,600,000	Series 2022-DNA3-M1B (30 day avg SOFR US + 2.90%, 0.00% Floor)	6.56%(a)	04/25/2042	76,990,541

18	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
12,836,086	Series 2024-HQA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	4.86%(a)	08/25/2044	12,844,673
23,000,000	Series 2024-HQA2-M2 (30 day avg SOFR US + 1.80%, 0.00% Floor)	5.46%(a)	08/25/2044	23,072,312
13,092,630	Series 2025-DNA1-A1 (30 day avg SOFR US + 0.95%, 0.00% Floor)	4.61%(a)	01/25/2045	13,075,007
15,730,834	Series 2025-DNA1-M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)	4.71%(a)	01/25/2045	15,703,989
13,833,000	Series 2025-DNA1-M2 (30 day avg SOFR US + 1.35%, 0.00% Floor)	5.01%(a)	01/25/2045	13,760,698
2,400,000	Series 2026-DNA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	4.87%(a)	03/25/2046	2,399,244
	Freedom Mortgage Parent LLC
62,350,000	Series 2020-GT1-A	4.45%(a)(b)	01/25/2028	61,668,583
72,500,000	Series 2021-GT1-A	3.62%(a)(b)	07/25/2026	69,653,360
64,820,000	Series 2021-GT2-A	3.85%(a)(b)	10/25/2026	62,422,516
	Fremont Home Loan Trust
99,279,697	Series 2006-D-1A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.07%	11/25/2036	59,079,938
	FRTKL
7,750,000	Series 2021-SFR1-E1	2.37%(a)	09/17/2038	7,630,751
6,650,000	Series 2021-SFR1-E2	2.52%(a)	09/17/2038	6,546,018
	GCAT
2,751,000	Series 2019-NQM3-M1	3.45%(a)(b)	11/25/2059	2,582,071
7,096,000	Series 2021-NQM2-M1	2.54%(a)(b)	05/25/2066	5,499,935
8,405,000	Series 2021-NQM6-B1	4.42%(a)(b)	08/25/2066	6,908,037
4,307,695	Series 2025-NQM3-A3	5.96%(a)(d)	05/25/2070	4,324,975
5,000,000	Series 2025-NQM3-M1	6.33%(a)(b)	05/25/2070	5,031,796
20,950,000	Series 2026-NQM2-A1	5.45%(a)(b)	02/25/2071	21,011,300
5,850,000	Series 2026-NQM2-A3	5.85%(a)(d)	02/25/2071	5,867,047
	GE-WMC Mortgage Securities LLC
29,615,809	Series 2006-1-A2B (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.09%	08/25/2036	12,470,909
	GMAC Mortgage Corp. Loan Trust
1,429,635	Series 2005-AR5-3A1	4.63%(b)	09/19/2035	1,147,767
	Greenpoint Mortgage Funding Trust
20,173,924	Series 2005-AR3-2A1 (1 mo. Term SOFR + 0.63%, 0.52% Floor, 10.50% Cap)	4.31%	08/25/2045	7,194,158
13,105,553	Series 2007-AR2-1A3 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.27%	04/25/2047	11,701,673
	GS Mortgage Securities Corp.
871,876	Series 2008-2R-1A1	13.15% (a)(b)	09/25/2036	245,368
14,796,630	Series 2014-3R-2B (1 mo. Term SOFR + 0.29%, 0.18% Floor)	3.97%(a)	09/26/2036	8,857,945
	GS Mortgage-Backed Securities Trust
74,450,186	Series 2020-RPL2-A1	1.75%(a)(b)	05/25/2060	68,587,040
12,540,000	Series 2020-RPL2-M1	2.25%(a)(b)	05/25/2060	10,295,416
10,237,000	Series 2020-RPL2-M2	2.75%(a)(b)	05/25/2060	8,390,152
9,341,000	Series 2020-RPL2-M3	3.00%(a)(b)	05/25/2060	7,533,489
31,699,257	Series 2020-RPL2-PT4	5.90%(a)(h)	05/25/2060	27,729,338
12,252,013	Series 2025-NQM2-A1	5.65%(a)(d)	06/25/2065	12,329,069
4,710,975	Series 2025-NQM2-A3	5.90%(a)(d)	06/25/2065	4,733,236
1,000,000	Series 2025-NQM5-M1	5.75%(a)(b)	07/25/2065	990,119
12,327,628	Series 2025-NQM6-A3	5.28%(a)(d)	02/25/2066	12,288,168
7,333,000	Series 2025-NQM6-M1	5.70%(a)(b)	02/25/2066	7,256,460
8,000,000	Series 2026-DSC1-M1	5.42%(a)(b)	05/25/2066	7,895,288
40,251,195	Series 2026-NQM1-A1	4.87%(a)(b)	03/25/2066	40,041,269
3,152,202	Series 2026-NQM1-A2	5.12%(a)(d)	03/25/2066	3,137,099
4,364,587	Series 2026-NQM1-A3	5.23%(a)(d)	03/25/2066	4,343,733
2,000,000	Series 2026-NQM2-M1	5.55%(a)(b)	11/25/2061	1,967,301
	GSAA Trust
91,380	Series 2005-12-AF3	5.07%(b)	09/25/2035	58,370
7,363,062	Series 2006-10-AF3	5.98%(b)	06/25/2036	1,590,473

Principal Amount $	Security Description	Rate	Maturity	Value $
5,269,869	Series 2006-10-AF4	6.80%(d)	06/25/2036	1,134,767
9,948,831	Series 2006-15-AF4	6.46%(d)	09/25/2036	2,488,764
1,554,486	Series 2006-18-AF3A	5.77%(b)	11/25/2036	415,514
3,688,091	Series 2006-18-AF6	6.18%(d)	11/25/2036	810,948
6,832,854	Series 2006-19-A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	3.97%	12/25/2036	1,743,317
2,444,536	Series 2007-10-A2A	6.50%	11/25/2037	831,918
5,751,438	Series 2007-7-A5 (1 mo. Term SOFR + 0.67%, 0.56% Floor)	4.35%	07/25/2037	3,153,317
	GSAMP Trust
13,200,403	Series 2006-HE6-A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.09%	08/25/2036	11,449,917
5,753,855	Series 2007-H1-A2B (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.19%	01/25/2047	2,909,520
	GSMPS Mortgage Loan Trust
4,970,553	Series 2005-RP2-1AF (1 mo. Term SOFR + 0.46%, 0.35% Floor)	4.14%(a)	03/25/2035	4,643,867
4,970,553	Series 2005-RP2-1AS	0.52% (a)(b)(f)	03/25/2035	62,706
3,300,336	Series 2005-RP3-1AF (1 mo. Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap)	4.14%(a)	09/25/2035	2,841,537
3,300,336	Series 2005-RP3-1AS	0.41% (a)(b)(f)	09/25/2035	39,618
12,162,358	Series 2006-RP1-1AF1 (1 mo. Term SOFR + 0.46%, 0.35% Floor, 9.15% Cap)	4.14%(a)	01/25/2036	9,782,795
12,162,358	Series 2006-RP1-1AS	0.28% (a)(b)(f)	01/25/2036	108,894
	GSR Mortgage Loan Trust
601,380	Series 2005-1F-1A2	5.50%	02/25/2035	577,833
604,663	Series 2005-1F-3A3	6.00%	01/25/2035	586,302
140,468	Series 2005-6F-3A5	6.00%	07/25/2035	136,665
1,489,868	Series 2005-6F-3A9 (-1 x 1 mo. Term SOFR + 6.79%, 0.00% Floor, 6.90% Cap)	3.11%(f)(g)	07/25/2035	173,327
12,043	Series 2005-6F-4A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.29%	07/25/2035	11,755
79,049	Series 2005-7F-3A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap)	4.29%	09/25/2035	78,937
6,815,165	Series 2005-8F-3A5	6.00%	11/25/2035	2,081,542
1,655,523	Series 2005-8F-4A1	6.00%	11/25/2035	534,983
19,552	Series 2006-1F-1A2	5.50%	02/25/2036	197,047
259,016	Series 2006-2F-2A3	5.75%	02/25/2036	226,929
1,486,144	Series 2006-2F-3A3	6.00%	02/25/2036	593,599
1,784,855	Series 2006-2F-3A6	6.00%	02/25/2036	712,911
15,942,001	Series 2006-5F-3A1	6.50%	06/25/2036	5,438,716
3,988,008	Series 2006-6F-2A3	6.00%	07/25/2036	2,169,813
9,291,711	Series 2006-9F-4A1	6.50%	10/25/2036	3,148,227
28,008,092	Series 2006-OA1-3A1 (Enterprise 11th District COFI Replacement Index + 1.50%, 1.50% Floor)	4.24%	08/25/2046	4,212,467
43,069	Series 2007-1F-2A2	5.50%	01/25/2037	275,243
156,238	Series 2007-4F-1A1	5.00%	07/25/2037	481,381
10,628,770	Series 2007-4F-3A11	6.00%	07/25/2037	6,593,054
37,297,005	Series 2007-OA1-1A1 (1 mo. Term SOFR + 0.34%, 0.23% Floor)	4.02%	05/25/2037	17,325,529
	Harborview Mortgage Loan Trust
5,126,701	Series 2005-2-1A (1 mo. Term SOFR + 0.63%, 0.52% Floor)	4.31%	05/19/2035	1,333,290
20,329,400	Series 2005-8-1A1A (1 mo. Term SOFR + 0.73%, 0.62% Floor, 11.00% Cap)	4.41%	09/19/2035	9,191,219
38,364,729	Series 2005-8-2A1A (12 Month US Treasury Average + 1.55%, 1.55% Floor)	5.41%	09/19/2035	15,044,610

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	19

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
2,802,933	Series 2006-10-2A1A (1 mo. Term SOFR + 0.47%, 0.36% Floor)	3.97%	11/19/2036	2,517,029
3,160,859	Series 2006-11-A1A (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.13%	12/19/2036	2,883,630
23,776,006	Series 2006-14-1A1A (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.15%	01/25/2047	22,893,153
4,910,566	Series 2006-4-1A2A (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.17%	05/19/2046	2,477,338
48,642,358	Series 2006-8-1A1 (1 mo. Term SOFR + 0.51%, 0.00% Floor)	3.99%	07/21/2036	23,469,597
4,970,738	Series 2006-BU1-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap)	4.21%	02/19/2046	4,621,496
10,758,988	Series 2007-7-1A1 (1 mo. Term SOFR + 2.11%, 0.00% Floor, 10.50% Cap)	5.79%	10/25/2037	8,842,235
	Home Equity Asset Trust
170,395	Series 2003-3-M1 (1 mo. Term SOFR + 1.40%, 1.29% Floor)	5.08%	08/25/2033	168,068
	Home Partners of America Trust
3,658,824	Series 2019-2-C	3.02%(a)	10/19/2039	3,561,017
3,892,366	Series 2019-2-D	3.12%(a)	10/19/2039	3,780,290
7,326,807	Series 2019-2-E	3.32%(a)	10/19/2039	7,116,332
	Homebanc Mortgage Trust
252,083	Series 2005-1-M2 (1 mo. Term SOFR + 0.85%, 0.74% Floor, 11.50% Cap)	4.53%	03/25/2035	245,979
10,350,000	Series 2005-3-M5 (1 mo. Term SOFR + 1.96%, 1.85% Floor, 11.50% Cap)	5.64%	07/25/2035	9,890,312
	HOMES Trust
2,500,000	Series 2026-AFC1-M1	5.55%(a)(b)	02/25/2061	2,456,760
4,500,000	Series 2026-NQM2-A1	5.49%(a)(b)	01/25/2071	4,512,762
	HSBC Asset Loan Obligation
17,028,240	Series 2007-2-3A6	6.00%	09/25/2037	5,306,071
12,899,067	Series 2007-WF1-A3	6.23%(d)	12/25/2036	3,936,134
	HSI Asset Securitization Corp.
26,018,663	Series 2006-HE1-1A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.07%	10/25/2036	6,876,655
11,724,810	Series 2007-NC1-A2 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.07%	04/25/2037	7,567,722
50,830,807	Series 2007-NC1-A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.15%	04/25/2037	33,058,329
	Impac Secured Assets CMN Owner Trust
7,809,820	Series 2007-3-A1B (1 mo. Term SOFR + 0.59%, 0.48% Floor, 11.50% Cap)	4.27%	09/25/2037	6,930,187
	Imperial Fund Mortgage Trust
19,390,354	Series 2021-NQM4-A1	2.09%(a)(b)	01/25/2057	17,102,060
10,038,391	Series 2021-NQM4-A2	2.30%(a)(b)	01/25/2057	8,895,793
7,650,455	Series 2021-NQM4-A3	2.45%(a)(b)	01/25/2057	6,797,334
	Indymac IMJA Mortgage Loan Trust
3,100,394	Series 2007-A1-A1	6.00%	08/25/2037	1,078,044
2,269,731	Series 2007-A1-A7	6.00%	08/25/2037	789,212
6,926,499	Series 2007-A2-1A1	6.00%	10/25/2037	2,735,790
10,496,323	Series 2007-A2-2A3	6.50%	10/25/2037	4,495,401
18,206,726	Series 2007-A2-3A1	7.00%	10/25/2037	3,872,066
15,510,134	Series 2007-A3-A1	6.25%	11/25/2037	5,812,494
12,760,584	Series 2007-A4-A1	6.25%	02/25/2038	3,435,838
	Indymac IMSC Mortgage Loan Trust
28,767,736	Series 2007-F1-2A1	6.50%	06/25/2037	6,646,947
429,052	Series 2007-F2-1A2	6.00%	07/25/2037	288,448

Principal Amount $	Security Description	Rate	Maturity	Value $
25,380,039	Series 2007-F2-2A1	6.50%	07/25/2037	7,359,737
2,463,729	Series 2007-HOA1-A11 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.15%	07/25/2047	1,662,797
	Indymac INDA Mortgage Loan Trust
657,515	Series 2006-AR2-1A1	4.25%(b)	09/25/2036	406,459
447,229	Series 2006-AR2-4A1	4.16%(b)	09/25/2036	420,853
6,422,864	Series 2006-AR3-1A1	3.92%(b)	12/25/2036	4,917,973
2,271,321	Series 2007-AR1-3A1	3.05%(b)	03/25/2037	1,972,028
1,245,608	Series 2007-AR3-3A1	3.21%(b)	07/25/2037	1,088,587
	Indymac Index Mortgage Loan Trust
4,461,958	Series 2005-AR15-A1	3.84%(b)	09/25/2035	3,635,647
1,846,389	Series 2006-AR7-3A1	3.55%(b)	05/25/2036	1,636,089
711,923	Series 2007-AR13-2A1	5.06%(b)	07/25/2037	620,837
3,652,124	Series 2007-AR21-8A1	4.28%(b)	09/25/2037	3,562,766
	Indymac Residential Asset Backed Trust
10,993,083	Series 2006-B-2A4 (1 mo. Term SOFR + 0.67%, 0.56% Floor)	4.35%	06/25/2036	10,281,951
8,528,139	Series 2006-D-2A4 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.03%	11/25/2036	7,144,052
7,255,542	Series 2007-B-1A1 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.17%(f)	07/25/2037	2,845,491
7,255,542	Series 2007-B-1A2 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.17%	07/25/2037	2,845,491
	Invitation Homes Trust
33,442,000	Series 2024-SFR1-C	4.25%(a)	09/17/2041	32,434,158
	JP Morgan Alternative Loan Trust
4,375,354	Series 2005-S1-2A11	6.00%	12/25/2035	2,844,787
1,402,645	Series 2005-S1-2A9	6.00%	12/25/2035	911,978
2,277,071	Series 2006-A2-1A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 11.50% Cap)	4.15%	05/25/2036	1,928,928
1,920,214	Series 2006-S1-1A8	5.75%	03/25/2036	879,000
	JP Morgan Mortgage Acquisition Corp.
2,179,200	Series 2005-WMC1-M4 (1 mo. Term SOFR + 1.01%, 0.90% Floor)	4.69%	09/25/2035	2,024,164
4,813,728	Series 2006-CH2-AF3	5.96%(d)	09/25/2029	2,837,313
7,801,499	Series 2006-HE3-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.07%	11/25/2036	7,453,553
21,113,281	Series 2006-RM1-A3 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.03%	08/25/2036	9,305,387
19,513,836	Series 2006-RM1-A4 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.15%	08/25/2036	8,612,262
2,722,637	Series 2006-WF1-A5	6.91%(d)	07/25/2036	686,090
3,748,996	Series 2006-WMC4-A1A (1 mo. Term SOFR + 0.37%, 0.26% Floor)	4.05%	12/25/2036	2,383,200
35,550,679	Series 2006-WMC4-A1B (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.25%	12/25/2036	4,011,407
9,690,000	Series 2007-CH3-M2 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.11%	03/25/2037	8,949,778
	JP Morgan Mortgage Trust
2,729,025	Series 2005-S1-1A2	6.50%	01/25/2035	2,838,213
308,315	Series 2005-S2-2A13	5.50%	09/25/2035	224,207
889,590	Series 2006-S2-3A3	6.00%	07/25/2036	249,655
3,236,389	Series 2006-S2-3A5	6.25%	07/25/2036	945,493
1,785,900	Series 2006-S3-1A2	6.00%	08/25/2036	532,565
7,073,748	Series 2006-S3-1A21 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 7.50% Cap)	4.17%	08/25/2036	1,490,691
7,073,748	Series 2006-S3-1A22 (-1 x 1 mo. Term SOFR + 7.01%, 0.00% Floor, 7.12% Cap)	3.33%(f)(g)	08/25/2036	947,676
832,183	Series 2006-S3-1A9	6.00%	08/25/2036	248,162
5,620,815	Series 2006-S4-A3	6.00%	01/25/2037	1,954,762

20	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
2,341,025	Series 2006-S4-A5	6.00%	01/25/2037	817,315
5,547,175	Series 2006-S4-A8 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 7.00% Cap)	4.17%	01/25/2037	1,409,393
5,547,175	Series 2006-S4-A9 (-1 x 1 mo. Term SOFR + 6.51%, 0.00% Floor, 6.62% Cap)	2.83%(f)(g)	01/25/2037	716,697
532,582	Series 2007-A2-2A1	5.18%(b)	04/25/2037	377,823
1,773,309	Series 2007-A3-3A2M	4.80%(b)	05/25/2037	1,569,465
6,062,494	Series 2007-S1-2A6	6.00%	03/25/2037	2,173,225
1,705,388	Series 2007-S3-1A1	5.50%	08/25/2037	630,989
3,750,818	Series 2007-S3-1A35	6.00%	08/25/2037	1,516,104
1,684,150	Series 2007-S3-1A64	7.50%	08/25/2037	499,070
631,003	Series 2007-S3-1A9	6.00%	08/25/2037	254,699
3,458,433	Series 2007-S3-1A96	6.00%	08/25/2037	1,396,544
3,942,509	Series 2007-S3-1A97	6.00%	08/25/2037	1,592,092
16,207,982	Series 2024-NQM1-A1	5.59%(a)(d)	02/25/2064	16,279,250
13,200,000	Series 2025-NQM4-M1A	5.64%(a)(b)	03/25/2066	13,087,664
15,064,846	Series 2025-NQM5-A3	5.23%(a)(d)	05/25/2066	14,950,004
3,200,000	Series 2025-NQM5-M1A	5.67%(a)(b)	05/25/2066	3,169,743
3,000,000	Series 2025-NQM5-M1B	6.02%(a)(b)	05/25/2066	2,969,399
13,098,026	Series 2026-NQM1-A3	5.15%(a)(d)	06/25/2066	12,976,498
	JP Morgan Reremic
4,474,280	Series 2009-4-3A2	6.00%(a)(b)	02/26/2037	1,865,327
16,313,692	Series 2009-7-7A1	7.00%(a)(b)	09/27/2037	6,523,462
7,585,126	Series 2010-1-1A4 (1 mo. Term SOFR)	6.00%(a)	02/26/2037	3,049,417
5,103,401	Series 2010-1-2A11	7.00%(a)(b)	01/26/2037	2,047,401
	Legacy Mortgage Asset Trust
99,373,847	Series 2019-RPL3-PT1	0.00%(a)	06/25/2058	88,248,388
26,765,078	Series 2021-GS4-A2	7.55%(a)(d)	11/25/2060	26,807,383
	Lehman Brothers Holdings, Inc.
16,683,311	Series 2007-1-1A1 (1 mo. Term SOFR + 0.32%, 0.21% Floor)	4.00%(a)	06/25/2037	12,503,331
5,053,249	Series 2007-1-2A4 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.09%(a)	06/25/2037	3,350,591
	Lehman Mortgage Trust
1,365,295	Series 2005-2-3A5	5.50%	12/25/2035	675,384
912,416	Series 2005-2-5A5	5.75%	12/25/2035	540,650
1,188,588	Series 2005-3-2A1	6.00%	01/25/2036	1,065,805
101,117	Series 2005-3-2A3	5.50%	01/25/2036	87,402
543,221	Series 2005-3-2A7	6.00%	01/25/2036	486,979
895,349	Series 2006-1-1A1 (1 mo. Term SOFR + 0.86%, 0.75% Floor, 5.50% Cap)	4.54%	02/25/2036	360,188
2,686,048	Series 2006-1-1A2 (-1 x 1 mo. Term SOFR + 4.64%, 0.00% Floor, 4.75% Cap)	0.96%(f)(g)	02/25/2036	133,857
1,879,673	Series 2006-1-3A1 (1 mo. Term SOFR + 0.86%, 0.75% Floor, 5.50% Cap)	4.54%	02/25/2036	1,196,116
1,879,673	Series 2006-1-3A2 (-1 x 1 mo. Term SOFR + 4.64%, 0.00% Floor, 4.75% Cap)	0.96%(f)(g)	02/25/2036	91,893
1,211,058	Series 2006-1-3A4	5.50%	02/25/2036	852,443
1,352,585	Series 2006-4-1A3 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	1.61%(f)(g)	08/25/2036	106,859
859,674	Series 2006-4-1A4	6.00%	08/25/2036	640,116
5,462,511	Series 2006-5-2A1 (1 mo. Term SOFR + 0.46%, 0.35% Floor, 7.50% Cap)	4.14%(f)(g)	09/25/2036	649,876
5,344,145	Series 2006-6-3A9	5.50%	10/25/2036	3,367,724
2,764,949	Series 2006-7-2A2 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.24%	11/25/2036	593,016
10,230,750	Series 2006-7-2A5	2.76%(f)(g)	11/25/2036	1,159,886

Principal Amount $	Security Description	Rate	Maturity	Value $
1,581,760	Series 2006-9-1A19 (-5 x 1 mo. Term SOFR + 30.16%, 0.00% Floor, 30.68% Cap)	13.23%(g)	01/25/2037	1,466,554
1,712,343	Series 2006-9-1A5 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 5.75% Cap)	4.39%	01/25/2037	862,765
5,124,816	Series 2006-9-1A6 (-1 x 1 mo. Term SOFR + 5.04%, 0.00% Floor, 5.15% Cap)	1.36%(f)(g)	01/25/2037	458,365
3,402,058	Series 2006-9-2A1 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 7.00% Cap)	4.17%(d)	01/25/2037	635,238
6,170,339	Series 2006-9-2A2 (-1 x 1 mo. Term SOFR + 6.51%, 0.00% Floor, 6.62% Cap)	2.83%(f)(g)	01/25/2037	566,347
1,345,160	Series 2007-2-1A1	5.75%	02/25/2037	866,317
2,226,166	Series 2007-4-2A11 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap)	4.12%	05/25/2037	652,535
10,912,346	Series 2007-4-2A8 (-1 x 1 mo. Term SOFR + 6.56%, 0.00% Floor, 6.67% Cap)	2.88%(f)(g)	05/25/2037	966,345
744,103	Series 2007-4-2A9 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap)	4.12%	05/25/2037	195,121
465,832	Series 2007-5-4A3 (-6 x 1 mo. Term SOFR + 39.39%, 0.00% Floor, 40.08% Cap)	17.32%(g)	08/25/2036	626,455
590,374	Series 2007-5-7A3	7.50%	10/25/2036	163,129
8,833	Series 2007-6-1A8	6.00%	07/25/2037	7,824
3,149,072	Series 2008-2-1A6	6.00%	03/25/2038	725,280
	Lehman XS Trust
3,783,073	Series 2005-2-2A3B	5.94%(d)	08/25/2035	3,468,315
6,009,423	Series 2005-9N-2A1 (12 Month US Treasury Average + 1.06%, 1.06% Floor)	4.92%	02/25/2036	5,535,891
3,957,655	Series 2006-3-A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	4.39%	03/25/2036	4,042,001
5,644,001	Series 2006-5-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.21%	04/25/2036	5,065,058
12,422	Series 2006-5-2A4A	6.39%(d)	04/25/2036	17,636
6,975,854	Series 2006-GP3-1A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.19%	06/25/2046	6,690,973
2,889,466	Series 2007-1-2A1	7.00%(b)	02/25/2037	3,026,340
7,723,410	Series 2007-12N-1A3A (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.19%	07/25/2047	7,777,225
7,747,325	Series 2007-15N-4A1 (1 mo. Term SOFR + 1.01%, 0.90% Floor)	4.69%	08/25/2047	7,254,042
	Long Beach Mortgage Loan Trust
12,628,145	Series 2006-2-2A4 (1 mo. Term SOFR + 0.69%, 0.58% Floor)	4.37%	03/25/2046	4,154,597
44,599,144	Series 2006-3-2A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.15%	05/25/2046	13,161,827
4,546,366	Series 2006-3-2A4 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.33%	05/25/2046	1,342,896
14,333,380	Series 2006-5-2A4 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.27%	06/25/2036	6,777,355
22,112,105	Series 2006-6-1A (1 mo. Term SOFR + 0.40%, 0.29% Floor)	4.08%	07/25/2036	15,820,813
11,644,073	Series 2006-WL1-M2 (1 mo. Term SOFR + 0.79%, 0.68% Floor)	4.47%	01/25/2046	11,873,505

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	21

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Luminent Mortgage Trust
990,863	Series 2005-1-A1 (1 mo. Term SOFR + 0.63%, 0.52% Floor, 11.50% Cap)	4.31%	11/25/2035	968,847
	Master Resecuritization Trust
11,147,293	Series 2008-1-A1	6.00%(a)(b)	09/27/2037	6,729,894
5,264,110	Series 2008-4-A1	6.00%(a)(b)	06/27/2036	4,290,085
	Mastr Adjustable Rate Mortgages Trust
1,922,630	Series 2005-2-2A1	4.08%(b)	03/25/2035	1,743,774
661,755	Series 2005-6-5A1	3.41%(b)	07/25/2035	600,486
4,610,114	Series 2007-1-2A1	4.66%(b)	11/25/2036	2,307,493
	MASTR Alternative Loans Trust
6,651,000	Series 2004-9-M2	6.26%(d)	08/25/2034	5,773,643
1,111,612	Series 2005-2-3A1	6.00%	03/25/2035	880,364
32,114	Series 2005-5-2A3	5.50%	07/20/2040	31,188
6,269,268	Series 2005-5-3A1	5.75%	08/25/2035	2,646,965
1,350,509	Series 2005-6-1A5	5.50%	12/25/2035	849,671
1,001,824	Series 2006-3-1A2	6.25%	07/25/2036	499,366
558,486	Series 2007-1-1A5	5.75%	10/25/2036	545,228
3,688,503	Series 2007-1-2A7	6.00%	10/25/2036	1,005,614
	Mastr Asset Backed Securities Trust
1,239,841	Series 2003-OPT1-M3 (1 mo. Term SOFR + 4.24%, 4.13% Floor)	7.92%	12/25/2032	1,209,724
5,180,535	Series 2006-AM2-A3 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.13%	06/25/2036	4,878,515
4,804,703	Series 2007-HE1-A3 (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.21%	05/25/2037	4,698,628
12,306,100	Series 2007-WMC1-A1 (1 mo. Term SOFR + 0.40%, 0.29% Floor)	4.08%	01/25/2037	3,163,859
	MASTR Asset Securitization Trust
1,277,865	Series 2006-1-1A4	5.75%	05/25/2036	716,019
975,930	Series 2006-2-1A11 (1 mo. Term SOFR + 6.00%, 6.00% Floor)	6.00%	06/25/2036	526,860
2,318,010	Series 2007-1-1A3	6.25%	11/25/2037	797,503
	Mastr Seasoned Securities Trust
630,926	Series 2005-2-1A4	6.00%	10/25/2032	638,374
290,309	Series 2005-2-2A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 7.50% Cap)	4.19%	10/25/2032	262,850
	Merrill Lynch Alternative Note Asset
18,452,228	Series 2007-A3-A2A (1 mo. Term SOFR + 0.33%, 0.22% Floor)	4.01%	04/25/2037	6,771,617
9,462,654	Series 2007-A3-A2B (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.21%	04/25/2037	3,483,279
13,115,350	Series 2007-A3-A2C (1 mo. Term SOFR + 0.75%, 0.64% Floor)	4.43%	04/25/2037	4,834,218
12,693,633	Series 2007-F1-2A4 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 7.00% Cap)	4.11%	03/25/2037	2,790,464
12,693,633	Series 2007-F1-2A5 (-1 x 1 mo. Term SOFR + 6.57%, 0.00% Floor, 6.68% Cap)	2.89%(f)(g)	03/25/2037	1,465,943
26,751,749	Series 2007-OAR5-1A1	3.30%(b)	10/25/2047	6,511,831
	Merrill Lynch First Franklin Mortgage Loan Trust
1,770,380	Series 2007-H1-1A2 (1 mo. Term SOFR + 3.61%, 3.50% Floor)	7.29%	10/25/2037	1,743,004
	Merrill Lynch Mortgage Investors, Inc.
13,555,363	Series 2005-AR1-M2 (1 mo. Term SOFR + 1.12%, 1.01% Floor)	4.80%	06/25/2036	11,257,199
7,365,914	Series 2006-AR1-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.11%(a)	03/25/2037	1,889,269
591,335	Series 2006-F1-1A2	6.00%	04/25/2036	181,689

Principal Amount $	Security Description	Rate	Maturity	Value $
19,991,866	Series 2006-FM1-A1 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.09%	04/25/2037	12,018,904
9,855,553	Series 2006-HE3-A4 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.29%	06/25/2037	2,548,171
7,100,503	Series 2006-HE4-A2B (1 mo. Term SOFR + 0.31%, 0.20% Floor)	3.99%	07/25/2037	1,439,614
67,725,651	Series 2007-HE2-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.29%	02/25/2037	31,215,504
7,567,093	Series 2007-HE3-A1 (1 mo. Term SOFR + 0.25%, 0.14% Floor)	3.93%	04/25/2047	2,867,066
6,455,881	Series 2007-HE3-A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.17%	04/25/2047	2,446,060
2,704,106	Series 2007-HE3-A4 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.33%	04/25/2047	1,024,555
41,900,674	Series 2007-MLN1-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.29%	03/25/2037	33,037,123
	MFRA Trust
10,000,000	Series 2025-NQM3-M1	6.13%(a)(b)	08/25/2070	10,014,620
7,705,902	Series 2025-NQM5-A3	5.44%(a)(d)	11/25/2070	7,730,268
3,174,000	Series 2026-NQM1-A3	5.41%(a)(d)	02/25/2071	3,178,050
2,000,000	Series 2026-NQM1-M1	5.59%(a)(b)	02/25/2071	2,002,262
	Morgan Stanley ABS Capital I, Inc.
15,408,025	Series 2006-HE7-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.11%	09/25/2036	6,471,672
20,445,952	Series 2006-HE7-A2D (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.25%(f)(g)	09/25/2036	8,580,528
13,161,715	Series 2006-NC2-M1 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.33%	02/25/2036	13,408,600
5,487,402	Series 2007-HE4-A1 (1 mo. Term SOFR + 0.24%, 0.13% Floor)	3.92%(a)	02/25/2037	2,449,146
	Morgan Stanley Home Equity Loan Trust
22,653,593	Series 2007-1-A4 (1 mo. Term SOFR + 0.33%, 0.22% Floor)	4.01%	12/25/2036	10,793,882
	Morgan Stanley IXIS Real Estate Capital Trust
4,752,821	Series 2006-2-AFPT (1 mo. Term SOFR + 0.18%, 0.07% Floor)	3.86%	11/25/2036	1,547,120
	Morgan Stanley Mortgage Loan Trust
504,807	Series 2005-10-1A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.75% Cap)	4.49%	12/25/2035	286,066
1,264,795	Series 2005-10-1A6	5.75%	12/25/2035	785,306
1,496,070	Series 2005-10-2A1	5.22%(b)	12/25/2035	1,426,723
4,382,839	Series 2006-11-1A6 (1 mo. Term SOFR)	6.73%(d)	08/25/2036	703,953
6,630,117	Series 2006-11-2A1	6.00%	08/25/2036	2,610,488
6,301,261	Series 2006-16AX-2A2 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.13%	11/25/2036	1,730,424
4,822,183	Series 2006-17XS-A3A	6.15%(d)	10/25/2046	1,307,200
1,688,964	Series 2006-17XS-A6	6.08%(d)	10/25/2046	376,991
914,890	Series 2006-2-2A3	5.75%	02/25/2036	860,053
11,469,368	Series 2006-7-3A	5.04%(b)	06/25/2036	5,707,143
1,329,170	Series 2006-7-4A4	6.00%	06/25/2036	541,598
1,345,555	Series 2006-7-4A7	6.00%	06/25/2036	548,275
2,840,214	Series 2007-13-6A1	6.00%	10/25/2037	1,470,581
2,872,344	Series 2007-14AR-2A3	3.33%(b)	10/25/2037	1,596,822
2,728,617	Series 2007-1XS-2A3	6.42%(d)	09/25/2046	545,463
1,782,863	Series 2007-1XS-2A4A	6.58%(d)	09/25/2046	443,567
178,425	Series 2007-3XS-1A2A	6.12%(d)	01/25/2047	167,186
4,784,106	Series 2007-3XS-2A3S	6.36%(d)	01/25/2047	1,640,481
2,798,251	Series 2007-3XS-2A4S	6.46%(d)	01/25/2047	959,281
	Morgan Stanley Reremic Trust
2,232,075	Series 2010-R5-4B	7.07%(a)(d)	06/26/2036	2,511,498
4,618,263	Series 2010-R5-5B	3.44%(a)(d)	01/26/2037	4,551,903

22	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
8,743,220	Series 2010-R9-3C	6.00%(a)(b)	11/26/2036	6,641,977
6,162,571	Series 2012-R4-1B (1 mo. Term SOFR + 0.11%, 0.00% Floor)	3.26%(a)	08/26/2036	4,664,124
5,005,250	Series 2013-R2-1B	3.84%(a)(b)	10/26/2036	4,459,951
4,656,536	Series 2014-R7-B2	4.13%(a)(b)	01/26/2051	4,493,629
	Morgan Stanley Residential Mortgage Loan Trust
5,475,331	Series 2025-NQM4-A3	5.94%(a)(d)	06/25/2070	5,496,102
6,559,000	Series 2025-NQM4-M1	6.33%(a)(b)	06/25/2070	6,600,445
8,859,803	Series 2026-NQM1-A3	5.13%(a)(d)	12/25/2070	8,786,204
3,200,000	Series 2026-NQM2-M1	5.48%(a)(b)	01/26/2071	3,151,203
	New Century Alternative Mortgage Loan Trust
9,099,106	Series 2006-ALT1-AF3	6.17%(b)	07/25/2036	1,696,122
11,658,833	Series 2006-ALT2-AF5	4.49%(d)	10/25/2036	2,048,596
	New Century Home Equity Loan Trust
17,829,000	Series 2005-4-M5 (1 mo. Term SOFR + 1.13%, 1.02% Floor, 12.50% Cap)	4.81%	09/25/2035	17,580,724
12,500,000	Series 2006-1-A2C (1 mo. Term SOFR + 0.67%, 0.56% Floor, 12.50% Cap)	4.35%	05/25/2036	11,972,572
	New Residential Mortgage Loan Trust
7,758,508	Series 2025-NQM5-A3	5.46%(a)(d)	08/25/2065	7,726,123
11,649,000	Series 2025-NQM5-M1	6.09%(a)(b)	08/25/2065	11,571,086
2,927,958	Series 2025-NQM6-A3	5.34%(a)(d)	10/25/2065	2,909,871
3,250,000	Series 2025-NQM6-M1	5.81%(a)(b)	10/25/2065	3,224,899
58,842,641	Series 2026-NQM1-A1	4.82%(a)(b)	11/25/2065	58,342,714
2,668,051	Series 2026-NQM1-A2	5.08%(a)(d)	11/25/2065	2,641,663
6,063,751	Series 2026-NQM1-A3	5.18%(a)(d)	11/25/2065	6,004,731
7,173,530	Series 2026-NQM2-A3	5.15%(a)(d)	12/25/2065	7,100,115
2,750,000	Series 2026-NQM2-M1	5.48%(a)(b)	12/25/2065	2,688,763
3,754,000	Series 2026-NQM3-M1	5.42%(a)(b)	02/25/2066	3,660,960
	Nomura Asset Acceptance Corp.
12,357	Series 2005-AP1-2A5	5.36%(d)	02/25/2035	12,207
12,328,473	Series 2006-AF1-1A2	6.16%(b)	05/25/2036	2,154,517
2,505,366	Series 2006-AF1-1A3Pool 06-AF1	6.41%(b)	05/25/2036	437,307
13,535,489	Series 2006-AP1-A2	5.52%(b)	01/25/2036	3,774,987
2,287,783	Series 2006-AP1-A3	5.65%(b)	01/25/2036	637,787
1,054,640	Series 2006-WF1-A2	5.76%(b)	06/25/2036	263,958
	Nomura Home Equity Loan, Inc.
14,298,252	Series 2006-AF1-A2	6.30%(d)	10/25/2036	2,433,571
2,358,633	Series 2007-1-1A1	6.56%(d)	02/25/2037	589,215
11,755,969	Series 2007-1-1A3 (30 day avg SOFR US)	6.49%(d)	02/25/2037	2,937,429
	Nomura Resecuritization Trust
2,544,575	Series 2014-1R-6A7	6.00%(a)(b)	08/26/2036	2,189,459
3,389,336	Series 2014-2R-4A9	3.93%(a)(d)	07/26/2036	2,675,536
8,030,744	Series 2015-4R-5A2 (1 mo. Term SOFR + 0.54%, 0.43% Floor)	3.66%(a)(i)	03/26/2036	6,110,537
	Novastar Home Equity Loan
14,600,000	Series 2005-3-M4 (1 mo. Term SOFR + 1.00%, 0.89% Floor, 11.00% Cap)	4.68%	01/25/2036	12,608,046
6,973,074	Series 2006-3-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor, 11.00% Cap)	4.11%	10/25/2036	3,198,650
	NRZ Excess Spread-Collateralized Notes
19,289,083	Series 2021-FHT1-A	3.10%(a)	07/25/2026	19,139,138
	Oceanview Mortgage Loan Trust
47,273,067	Series 2026-1-A	5.10%(a)(b)	08/25/2055	46,863,966
	Onslow Bay Mortgage Loan Trust
9,694,000	Series 2021-NQM3-M1	2.33%(a)(b)	07/25/2061	6,111,554
3,008,193	Series 2024-NQM12-A1	5.48%(a)(d)	07/25/2064	3,022,045
11,380,000	Series 2024-NQM15-M1	5.97%(a)(b)	10/25/2064	11,374,335
2,000,000	Series 2024-NQM18-M1	6.17%(a)(b)	10/25/2064	2,005,118
7,678,146	Series 2025-R1-A3	5.19%(a)(d)	09/25/2062	7,625,832
10,838,000	Series 2025-R1-M1	5.75%(a)(b)	09/25/2062	10,790,022

Principal Amount $	Security Description	Rate	Maturity	Value $
10,000,000	Series 2026-NQM1-M1	5.64%(a)(b)	11/25/2065	9,880,821
18,505,405	Series 2026-NQM2-A1	4.82%(a)(b)	12/01/2065	18,376,158
10,000,000	Series 2026-NQM3-M1	5.32%(a)(b)	01/25/2066	9,751,117
8,000,000	Series 2026-NQM5-A1	5.32%(a)(b)	01/25/2066	7,999,969
13,674,000	Series 2026-R1-M1	5.56%(a)(b)	01/25/2063	13,708,171
	Option One Mortgage Loan Trust
577,628	Series 2004-3-M3 (1 mo. Term SOFR + 1.09%, 0.98% Floor)	4.77%	11/25/2034	639,005
4,879,655	Series 2007-1-2A3 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.07%	01/25/2037	2,840,011
43,211,069	Series 2007-6-1A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	3.98%	07/25/2037	39,136,174
	People’s Choice Home Loan Securities Trust
11,660,000	Series 2005-1-M5 (1 mo. Term SOFR + 1.61%, 1.50% Floor, 15.00% Cap)	5.29%	01/25/2035	9,304,441
	PHH Alternative Mortgage Trust
2,095,202	Series 2007-1-1A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 10.10% Cap)	4.11%	02/25/2037	1,539,364
4,980,444	Series 2007-2-2A1	6.00%	05/25/2037	4,380,151
2,323,956	Series 2007-2-2A2	6.00%	05/25/2037	2,043,850
151,596	Series 2007-2-3A1	6.00%	05/25/2037	141,031
	PR Mortgage Loan Trust
84,563,398	Series 2014-1-APT	5.85%(a)(b)	10/25/2049	78,920,583
	Pretium Mortgage Credit Partners LLC
38,830,943	Series 2025-NPL7-A1	5.66%(a)(d)	07/25/2055	38,933,744
	Prime Mortgage Trust
1,930,088	Series 2006-DR1-2A2	6.00%(a)	05/25/2035	1,638,817
	PRKCM Trust
2,849,000	Series 2026-AFC1-M1	5.50%(a)(b)	02/25/2061	2,795,351
	Progress Residential Trust
47,938,722	Series 2021-SFR10-E1	3.57%(a)	12/17/2040	45,972,544
19,894,338	Series 2021-SFR10-E2	3.67%(a)	12/17/2040	19,080,263
10,776,099	Series 2021-SFR10-F	4.61%(a)	12/17/2040	10,560,989
7,000,000	Series 2021-SFR5-E1	2.21%(a)	07/17/2038	6,944,718
25,000,000	Series 2021-SFR8-E1	2.38%(a)	10/17/2038	24,642,650
23,900,000	Series 2021-SFR8-E2	2.53%(a)	10/17/2038	23,563,784
19,900,000	Series 2021-SFR8-F	3.18%(a)	10/17/2038	19,644,424
13,000,000	Series 2025-SFR3-D	3.39%(a)	07/17/2042	11,866,040
22,350,000	Series 2025-SFR4-A	4.30%(a)	08/17/2042	21,835,402
16,500,000	Series 2025-SFR4-B	4.70%(a)	08/17/2042	16,271,038
14,285,236	Series 2025-SFR5-B	4.00%(a)	10/17/2042	13,621,127
	PRPM LLC
22,802,540	Series 2024-6-A1	5.70%(a)(d)	11/25/2029	22,836,388
20,970,934	Series 2024-7-A1	5.87%(a)(d)	11/25/2029	20,994,291
69,510,605	Series 2024-8-A1	5.90%(a)(d)	12/25/2029	69,493,679
17,334,878	Series 2024-NQM4-A1	5.67%(a)(d)	12/26/2069	17,408,962
24,746,809	Series 2025-3-A1	6.26%(a)(d)	05/25/2030	24,695,635
40,683,316	Series 2025-4-A1	6.18%(a)(d)	06/25/2030	40,641,058
65,739,453	Series 2025-5-A1	5.73%(a)(d)	07/25/2030	65,651,783
32,318,920	Series 2025-6-A1	5.77%(a)(d)	08/25/2028	32,273,706
19,752,964	Series 2025-NQM5-A1	5.18%(a)(b)	10/25/2070	19,707,244
6,035,944	Series 2025-NQM5-A2	5.33%(a)(d)	10/25/2070	6,022,496
7,473,073	Series 2025-NQM5-A3	5.43%(a)(d)	10/25/2070	7,456,392
11,671,000	Series 2025-NQM5-B1	6.90%(a)(b)	10/25/2070	11,620,058
11,800,000	Series 2025-NQM5-M1	5.90%(a)(b)	10/25/2070	11,736,360
6,449,000	Series 2025-NQM6-M1	5.77%(a)(b)	12/25/2070	6,403,654
5,201,000	Series 2026-NQM1-A3	5.44%(a)(d)	02/25/2071	5,188,310
15,358,000	Series 2026-NQM1-M1	5.72%(a)(b)	02/25/2071	15,363,437
	Racers
13,085,000	Series 2006-2-M2 (1 mo. Term SOFR + 0.40%, 0.29% Floor)	4.08%	09/25/2036	11,098,943
	RALI Trust
13,276,853	Series 2005-QA11-4A1	5.41%(b)	10/25/2035	9,502,096
6,255,925	Series 2005-QA13-2A1	5.16%(b)	12/25/2035	5,528,756
4,814,356	Series 2005-QA3-CB1	3.95%(b)	03/25/2035	1,846,682

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	23

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
136,065	Series 2005-QS12-A11 (-11 x 1 mo. Term SOFR + 49.89%, 0.00% Floor, 51.15% Cap)	9.43%(g)	08/25/2035	132,633
512,890	Series 2005-QS13-1A6	5.50%	09/25/2035	407,106
1,150,530	Series 2005-QS13-2A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.75% Cap)	4.49%	09/25/2035	917,632
4,717,172	Series 2005-QS13-2A2 (-1 x 1 mo. Term SOFR + 4.94%, 0.00% Floor, 5.05% Cap)	1.26%(f)(g)	09/25/2035	216,637
4,892,252	Series 2005-QS14-2A1	6.00%	09/25/2035	1,414,401
1,081,148	Series 2005-QS15-2A	6.00%	10/25/2035	954,514
1,054,360	Series 2005-QS15-3A	6.00%	10/25/2035	931,338
994,955	Series 2005-QS16-A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.50% Cap)	4.49%	11/25/2035	826,463
994,783	Series 2005-QS16-A2 (-1 x 1 mo. Term SOFR + 4.69%, 0.00% Floor, 4.80% Cap)	1.01%(f)(g)	11/25/2035	35,681
557,633	Series 2005-QS17-A1	6.00%	12/25/2035	485,256
577,004	Series 2005-QS17-A10	6.00%	12/25/2035	502,112
1,616,137	Series 2005-QS17-A11	6.00%	12/25/2035	1,406,374
1,148,699	Series 2005-QS17-A2 (1 mo. Term SOFR + 0.96%, 0.85% Floor, 6.00% Cap)	4.64%(f)(g)	12/25/2035	964,346
1,148,699	Series 2005-QS17-A4 (-1 x 1 mo. Term SOFR + 5.04%, 0.00% Floor, 5.15% Cap)	1.36%(f)(g)	12/25/2035	57,091
924,279	Series 2005-QS17-A6	6.00%	12/25/2035	804,314
362,187	Series 2005-QS5-A3	5.70%	04/25/2035	366,554
443,506	Series 2006-QS1-A6 (-8 x 1 mo. Term SOFR + 41.98%, 0.00% Floor, 42.86% Cap)	13.78%(g)	01/25/2036	472,722
1,457,444	Series 2006-QS10-A1	6.00%	08/25/2036	1,270,426
448,179	Series 2006-QS10-A4	5.75%	08/25/2036	385,815
3,078,077	Series 2006-QS11-1A1	6.50%	08/25/2036	2,570,370
961,882	Series 2006-QS12-1A1	6.50%	09/25/2036	370,777
1,337,520	Series 2006-QS12-2A18	5.75%	09/25/2036	1,072,215
2,091,742	Series 2006-QS14-A18 (1 mo. Term SOFR)	6.25%	11/25/2036	1,719,227
959,635	Series 2006-QS15-A1	6.50%	10/25/2036	841,610
412,186	Series 2006-QS16-A10	6.00%	11/25/2036	330,068
1,465,668	Series 2006-QS16-A11	6.00%	11/25/2036	1,173,883
1,168,276	Series 2006-QS16-A7	6.00%	11/25/2036	935,526
462,337	Series 2006-QS16-A8	6.00%	11/25/2036	370,228
182,955	Series 2006-QS16-A9	6.00%	11/25/2036	146,506
851,294	Series 2006-QS17-A4	6.00%	12/25/2036	712,431
4,866,572	Series 2006-QS17-A5	6.00%	12/25/2036	4,072,742
3,033,845	Series 2006-QS3-1A11	6.00%	03/25/2036	2,750,898
783,306	Series 2006-QS4-A8 (-790 x 1 mo. Term SOFR + 5,052.56%, 0.10% Floor, 8.00% Cap)	8.00%(g)	04/25/2036	656,861
3,098,148	Series 2006-QS4-A9	6.00%	04/25/2036	2,529,863
1,794,165	Series 2006-QS5-A3	6.00%	05/25/2036	1,593,818
5,347,288	Series 2006-QS5-A4	6.00%	05/25/2036	4,750,177
975,569	Series 2006-QS6-1A16	6.00%	06/25/2036	801,422
1,415,339	Series 2006-QS6-1A2	6.00%	06/25/2036	1,162,690
2,659,986	Series 2006-QS8-A1	6.00%	08/25/2036	2,242,452
4,612,804	Series 2006-QS8-A5 (-1 x 1 mo. Term SOFR + 5.44%, 0.00% Floor, 5.55% Cap)	1.76%(f)(g)	08/25/2036	319,285
1,605,026	Series 2006-QS9-1A6 (-1 x 1 mo. Term SOFR + 5.19%, 0.00% Floor, 5.30% Cap)	1.51%(f)(g)	07/25/2036	100,169
17,043,161	Series 2007-QA5-1A1	6.29%(b)	09/25/2037	10,179,606
23,734,108	Series 2007-QH5-AII (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.25%	06/25/2037	10,396,980
8,261,329	Series 2007-QH7-2A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	4.39%	08/25/2037	7,594,570

Principal Amount $	Security Description	Rate	Maturity	Value $
6,078,461	Series 2007-QS1-1A2 (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)	1.66%(f)(g)	01/25/2037	463,201
611,862	Series 2007-QS1-1A4	6.00%	01/25/2037	488,244
1,484,904	Series 2007-QS1-2A10	6.00%	01/25/2037	1,136,828
17,197,864	Series 2007-QS10-A1	6.50%	09/25/2037	14,220,782
1,885,856	Series 2007-QS11-A1	7.00%	10/25/2037	1,504,119
1,946,697	Series 2007-QS2-A6	6.25%	01/25/2037	1,626,090
10,310,717	Series 2007-QS3-A1	6.50%	02/25/2037	8,690,502
1,644,108	Series 2007-QS3-A4	6.25%	02/25/2037	1,364,939
2,393,447	Series 2007-QS4-3A3	6.00%	03/25/2037	2,066,242
1,053,983	Series 2007-QS5-A1	5.50%	03/25/2037	872,333
434,811	Series 2007-QS5-A5 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 7.00% Cap)	4.09%(f)(g)	03/25/2037	332,368
1,444,107	Series 2007-QS5-A8 (-1 x 1 mo. Term SOFR + 6.59%, 0.00% Floor, 6.70% Cap)	2.91%(f)(g)	03/25/2037	184,873
1,220,316	Series 2007-QS6-A102	5.75%	04/25/2037	1,010,089
392,367	Series 2007-QS6-A13 (-8 x 1 mo. Term SOFR + 54.05%, 0.00% Floor, 55.00% Cap)	23.39%(g)	04/25/2037	574,502
1,747,396	Series 2007-QS6-A45	5.75%	04/25/2037	1,446,368
2,784,810	Series 2007-QS6-A6	6.25%	04/25/2037	2,375,296
192,338	Series 2007-QS6-A77 (-8 x 1 mo. Term SOFR + 54.88%, 0.00% Floor, 55.83% Cap)	24.22%(g)	04/25/2037	288,750
5,202,487	Series 2007-QS7-2A1	6.75%	06/25/2037	1,884,191
10,079,855	Series 2007-QS9-A33	6.50%	07/25/2037	8,296,043
	RAMP Trust
1,258,281	Series 2004-RS7-A3	5.44%(b)	07/25/2034	1,123,411
3,394,098	Series 2006-RS2-A3A (1 mo. Term SOFR + 0.41%, 0.30% Floor, 14.00% Cap)	4.39%	03/25/2036	3,374,967
10,201,828	Series 2006-RS3-A4 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 14.00% Cap)	4.39%	05/25/2036	8,747,526
11,236,863	Series 2006-RS6-A4 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.33%	11/25/2036	9,281,151
	RASC Trust
3,860,296	Series 2005-KS4-M5 (1 mo. Term SOFR + 1.31%, 1.20% Floor)	5.59%	05/25/2035	4,109,269
2,399,357	Series 2007-EMX1-A13 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 14.00% Cap)	4.19%	01/25/2037	2,556,215
	RBSSP Resecuritization Trust
10,645,342	Series 2009-12-20A2	4.60%(a)(b)	12/25/2035	9,608,236
2,876,003	Series 2010-4-7A2	6.00%(a)	07/26/2037	1,266,905
	Renaissance Home Equity Loan Trust
5,355,470	Series 2006-1-AF6	5.75%(d)	05/25/2036	2,333,458
	Renaissance NIM Trust
2,062,139	Series 2006-2-AF5	6.25%(d)	08/25/2036	742,922
17,385,181	Series 2006-3-AF3	5.59%(d)	11/25/2036	5,260,293
18,049,871	Series 2006-3-AF4	5.81%(d)	11/25/2036	5,682,550
2,933,947	Series 2006-3-AF5	6.12%(d)	11/25/2036	972,997
10,257,172	Series 2006-4-AF4	5.47%(d)	01/25/2037	3,133,134
20,198,460	Series 2006-4-AF5	5.69%(d)	01/25/2037	6,412,355
8,192,822	Series 2007-1-AF1	5.74%(d)	04/25/2037	2,039,281
5,779,950	Series 2007-1-AF1Z	5.35%(d)	04/25/2037	1,359,007
3,486,895	Series 2007-1-AF2	5.51%(d)	04/25/2037	832,798
5,072,268	Series 2007-1-AF3 (1 mo. Term SOFR)	5.61%(d)	04/25/2037	1,233,621
2,781,357	Series 2007-1-AF4	5.76%(d)	04/25/2037	694,632
8,232,817	Series 2007-1-AF5	5.91%(d)	04/25/2037	2,109,785
17,696,892	Series 2007-2-AF2Pool 2007-2 (1 mo. Term SOFR)	5.68%(d)	06/25/2037	4,123,064
22,755,581	Series 2007-2-AF5 (1 mo. Term SOFR)	6.20%(d)	06/25/2037	5,911,991

24	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
	Residential Asset Securitization Trust
4,383,925	Series 2005-A11-2A4	6.00%	10/25/2035	1,773,999
1,041,934	Series 2005-A12-A7 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	1.21%(f)(g)	11/25/2035	67,591
1,392,991	Series 2005-A12-A8 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 5.50% Cap)	4.34%	11/25/2035	652,645
1,282,866	Series 2005-A15-1A7	6.00%	02/25/2036	1,323,569
6,926,501	Series 2005-A15-5A3	5.75%	02/25/2036	2,466,691
7,150,654	Series 2005-A16-A1	5.00%	02/25/2036	2,455,391
2,555,273	Series 2005-A8CB-A11	6.00%	07/25/2035	1,376,935
2,591,123	Series 2005-A8CB-A2 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)	1.21%(f)(g)	07/25/2035	166,168
641,971	Series 2006-A1-1A3	6.00%	04/25/2036	271,288
10,330,349	Series 2006-A1-3A2	6.00%	04/25/2036	4,383,283
4,827,242	Series 2006-A10-A5	6.50%	09/25/2036	1,368,313
7,068,226	Series 2006-A12-A1	6.25%	11/25/2036	2,415,151
7,206,732	Series 2006-A13-A1	6.25%	12/25/2036	2,314,024
14,801,958	Series 2006-A14C-2A6 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.24%	12/25/2036	2,874,078
31,076,331	Series 2006-A14C-2A7 (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	2.76%(f)(g)	12/25/2036	3,642,976
5,475,565	Series 2006-A2-A11	6.00%	01/25/2046	1,954,878
3,796,900	Series 2006-A2-A4	6.00%	01/25/2046	1,353,619
3,155,593	Series 2006-A2-A9	6.00%	01/25/2046	1,124,990
2,250,431	Series 2006-A8-1A1	6.00%	08/25/2036	1,528,971
4,467,166	Series 2006-R1-A1 (-4 x 1 mo. Term SOFR + 27.94%, 0.00% Floor, 28.40% Cap)	13.23%(g)	01/25/2046	3,747,325
18,676,425	Series 2007-A2-1A2	6.00%	04/25/2037	8,947,010
696,712	Series 2007-A3-1A2 (-8 x 1 mo. Term SOFR + 45.51%, 0.00% Floor, 46.38% Cap)	17.30%(g)	04/25/2037	758,005
5,925,093	Series 2007-A5-1A6 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.50% Cap)	4.19%	05/25/2037	682,576
3,911,619	Series 2007-A5-2A3	6.00%	05/25/2037	1,890,285
1,714,263	Series 2007-A5-2A5	6.00%	05/25/2037	828,415
7,234,277	Series 2007-A6-1A2	6.00%	06/25/2037	3,559,700
7,700,488	Series 2007-A7-A1	6.00%	07/25/2037	2,744,308
33,871,695	Series 2007-A7-A2	6.00%	07/25/2037	12,071,228
15,007,833	Series 2007-A7-A6	6.00%	07/25/2037	5,348,507
	RESIDENTIAL MORTGAGE LOAN TRUST
6,300,000	Series 2020-2-M1	3.57%(a)(b)	05/25/2060	6,093,985
	RFMSI Trust
2,987,691	Series 2006-S10-1A1	6.00%	10/25/2036	2,431,862
836,258	Series 2006-S5-A12	6.00%	06/25/2036	713,142
57,254	Series 2006-S5-A15	6.00%	06/25/2036	48,825
1,730,917	Series 2006-S9-A1	6.25%	09/25/2036	1,370,990
2,058,024	Series 2007-S1-A7	6.00%	01/25/2037	1,693,707
1,203,956	Series 2007-S2-A1	6.00%	02/25/2037	926,413
1,356,389	Series 2007-S2-A4	6.00%	02/25/2037	1,043,706
2,532,223	Series 2007-S2-A5	6.00%	02/25/2037	1,948,480
1,258,026	Series 2007-S3-1A4	6.00%	03/25/2037	900,475
1,035,022	Series 2007-S4-A1	6.00%	04/25/2037	791,153
579,643	Series 2007-S4-A2	6.00%	04/25/2037	443,067
8,575,885	Series 2007-S5-A1	6.00%	05/25/2037	7,166,411
2,485,325	Series 2007-S5-A8	6.00%	05/25/2037	2,077,355
986,775	Series 2007-S6-2A4	6.00%	06/25/2037	779,651
7,015,767	Series 2007-S7-A20	6.00%	07/25/2037	5,689,916
3,515,260	Series 2007-S8-1A1	6.00%	09/25/2037	2,374,242
2,176,398	Series 2007-SA2-2A1	5.38%(b)	04/25/2037	1,878,216
	Rithm Capital Corp.
62,504,400	Series 2020-RPL1-M1	3.25%(a)(b)	11/25/2059	55,526,796
16,345,550	Series 2020-RPL1-M2	3.50%(a)(b)	11/25/2059	14,224,963

Principal Amount $	Security Description	Rate	Maturity	Value $
	Santander US Capital Markets LLC
2,582,116	Series 2025-NQM3-A3	6.06%(a)(d)	05/25/2065	2,595,708
3,000,000	Series 2025-NQM3-M1	6.33%(a)(b)	05/25/2065	3,010,967
	Securitized Asset Backed Receivables LLC
3,233,375	Series 2006-NC3-A2B (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.09%	09/25/2036	1,069,008
4,748,603	Series 2007-BR3-A2A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	3.93%	04/25/2037	3,236,307
4,641,017	Series 2007-BR3-A2B (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.23%	04/25/2037	3,162,753
12,833,410	Series 2007-BR4-A2B (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.19%	05/25/2037	7,891,175
	Securitized Mortgage Asset Loan Trust
160,481,017	Series 2015-1-PC	3.07%(a)(b)	02/25/2054	138,526,171
	Sequoia Mortgage Trust
29,180	Series 2003-4-2A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap)	4.49%	07/20/2033	29,368
	SG Mortgage Securities Trust
1,288,475	Series 2006-FRE1-A1A (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.13%	02/25/2036	1,270,659
2,259,463	Series 2006-FRE1-A2C (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.33%	02/25/2036	1,106,958
	SGR Residential Mortgage Trust
5,777,000	Series 2026-1-M1	5.54%(a)(b)	01/25/2066	5,705,806
	Soundview Home Equity Loan Trust
11,323,982	Series 2007-NS1-M1 (1 mo. Term SOFR + 0.64%, 0.53% Floor)	4.32%	01/25/2037	11,860,286
2,851,717	Series 2007-OPT1-2A2 (1 mo. Term SOFR + 0.26%, 0.15% Floor)	3.94%	06/25/2037	1,924,805
5,024,971	Series 2007-OPT3-1A1 (1 mo. Term SOFR + 0.28%, 0.17% Floor)	3.96%	08/25/2037	4,451,173
16,336,057	Series 2007-OPT4-1A1 (1 mo. Term SOFR + 1.11%, 1.00% Floor)	4.79%	09/25/2037	12,223,807
40,384,153	Series 2007-WM1W-2A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	4.21%	02/25/2037	33,527,760
	Specialty Underwriting & Residential Finance
3,500,049	Series 2006-BC2-A2B	4.05%(d)	02/25/2037	1,112,387
11,483,481	Series 2007-AB1-A2C (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.29%	03/25/2037	5,926,243
	Spruce Hill Mortgage Loan Trust
4,389,680	Series 2020-SH1-M1	3.22%(a)(b)	01/28/2050	4,356,770
	Starwood Mortgage Residential Trust
6,329,000	Series 2021-1-B2	4.52%(a)(b)	05/25/2065	5,057,670
5,000,000	Series 2021-2-B1	2.75%(a)(b)	05/25/2065	4,220,618
7,110,000	Series 2021-2-B2	3.00%(a)(b)	05/25/2065	5,224,880
9,103,000	Series 2021-5-M1	3.25%(a)(b)	09/25/2066	6,944,553
	Structured Adjustable Rate Mortgage Loan Trust
914,864	Series 2005-22-4A1	5.21%(b)	12/25/2035	853,959
7,054,217	Series 2006-1-8A1	4.60%(b)	02/25/2036	3,686,159
1,744,599	Series 2006-12-2A1	4.41%(b)	01/25/2037	1,265,207
526,766	Series 2006-8-4A4	4.62%(b)	09/25/2036	485,611
5,210,586	Series 2007-7-1A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	4.39%	08/25/2037	5,293,512
	Structured Asset Investment Loan Trust
60,434,017	Series 2006-3-A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.11%	06/25/2036	38,010,059
7,174,893	Series 2006-4-A1 (1 mo. Term SOFR + 0.46%, 0.35% Floor)	4.14%	07/25/2036	4,183,531

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	25

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
20,641,919	Series 2006-4-A5 (1 mo. Term SOFR + 0.73%, 0.62% Floor)	4.41%	07/25/2036	7,657,943
	Structured Asset Mortgage Investments, Inc.
6,845,888	Series 2006-AR3-12A2 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 10.50% Cap)	4.19%	05/25/2036	5,746,498
	Structured Asset Securities Corp.
241,536	Series 2003-24A-1A3	6.29%(b)	07/25/2033	241,077
8,286,652	Series 2005-5-3A1	6.00%	04/25/2035	3,640,634
56,205,293	Series 2006-BC4-A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.11%	12/25/2036	31,394,467
5,243,000	Series 2006-BC4-A4 (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.13%	12/25/2036	5,150,871
35,077,639	Series 2007-4-1A3 (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	2.46% (a)(f)(g)	03/28/2045	1,988,523
20,127,500	Series 2007-BC4-M1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.29%	11/25/2037	16,785,011
11,327,542	Series 2007-MN1A-A4 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.27%(a)	01/25/2037	7,197,973
12,144,790	Series 2007-RF1-1A (1 mo. Term SOFR + 0.30%, 0.19% Floor)	3.98%(a)	03/25/2037	9,992,636
	Suntrust Adjustable Rate Mortgage Loan Trust
3,251,467	Series 2007-2-1A1	5.67%(b)	04/25/2037	1,104,598
993,610	Series 2007-3-1A1	6.56%(b)	06/25/2037	449,506
	Suntrust Alternative Loan Trust
144,441	Series 2005-1F-2A3	5.75%	12/25/2035	133,469
454,056	Series 2006-1F-1A3	6.00%	04/25/2036	141,628
	Terwin Mortgage Trust
10,041,297	Series 2006-7-2A3 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.33%(a)	08/25/2037	4,391,399
	Thornburg Mortgage Securities Trust
67,507	Series 2003-6-A2 (1 mo. Term SOFR + 1.11%, 1.00% Floor, 11.50% Cap)	4.79%	12/25/2033	66,172
1,955,482	Series 2004-4-5A	2.51%(b)	12/25/2044	1,735,503
4,049,032	Series 2007-1-A1 (12 mo. Term SOFR + 2.02%, 0.11% Floor, 10.75% Cap)	5.84%	03/25/2037	3,417,922
1,040,340	Series 2007-1-A2A (12 mo. Term SOFR + 2.02%, 0.11% Floor, 10.75% Cap)	5.84%	03/25/2037	759,261
	Tricon American Homes Trust
8,900,000	Series 2020-SFR1-D	2.55%(a)	07/17/2038	8,824,939
1,600,000	Series 2020-SFR1-E	3.54%(a)	07/17/2038	1,589,996
	Tricon Residential Trust
16,000,000	Series 2021-SFR1-B	2.24%(a)	07/17/2038	15,877,370
13,250,000	Series 2021-SFR1-C	2.34%(a)	07/17/2038	13,147,168
5,250,000	Series 2021-SFR1-D	2.59%(a)	07/17/2038	5,207,054
10,000,000	Series 2021-SFR1-E2	2.89%(a)	07/17/2038	9,918,617
11,300,000	Series 2021-SFR1-F	3.69%(a)	07/17/2038	11,222,410
77,463,224	Series 2025-SFR2-A	5.20%(a)	08/17/2044	77,312,240
14,512,567	Series 2025-SFR2-B	5.42%(a)	08/17/2044	14,434,263
21,478,640	Series 2025-SFR2-C	5.67%(a)	08/17/2044	21,207,006
15,484,601	Series 2025-SFR2-D	6.07%(a)	08/17/2044	15,360,951
	VCAT Asset Securitization LLC
6,838,083	Series 2026-NPL1-A1	5.10%(a)(d)	01/25/2056	6,804,961
	Velocity Commercial Capital Loan Trust
126,838	Series 2017-2-AFX	3.07%(a)(b)	11/25/2047	126,404
4,392,499	Series 2018-2-A	4.05%(a)(b)	10/26/2048	4,302,382
14,168,719	Series 2019-1-A	3.76%(a)(b)	03/25/2049	13,623,843
1,738,694	Series 2019-1-M4	4.61%(a)(b)	03/25/2049	1,571,498
3,987,148	Series 2019-2-A	3.13%(a)(b)	07/25/2049	3,873,859

Principal Amount $	Security Description	Rate	Maturity	Value $
1,906,740	Series 2019-2-M1	3.26%(a)(b)	07/25/2049	1,768,970
1,419,285	Series 2020-1-M4	3.54%(a)(b)	02/25/2050	1,114,855
3,104,412	Series 2021-3-A	1.96%(a)(b)	10/25/2051	2,611,942
3,810,316	Series 2024-3-A	6.65%(a)(b)	06/25/2054	3,849,618
37,695,440	Series 2024-6-A	5.81%(a)(b)	12/25/2054	37,792,411
24,257,011	Series 2025-1-A	6.03%(a)(b)	02/25/2055	24,451,943
10,969,638	Series 2025-4-A	5.19%(a)(b)	09/25/2055	10,863,896
70,706,236	Series 2025-5-A	5.32%(a)(b)	12/25/2055	70,146,703
29,846,856	Series 2026-1-A	5.10%(a)(b)	02/25/2056	29,463,691
	Vericrest Opportunity Loan Transferee
522,963	Series 2021-NPL9-A1	5.99%(a)(d)	05/25/2051	523,305
	Verus Securitization Trust
6,100,000	Series 2021-3-M1	2.40%(a)(b)	06/25/2066	4,863,281
4,588,000	Series 2021-4-B1	3.05%(a)(b)	07/25/2066	3,286,573
2,300,000	Series 2021-4-B2	3.81%(a)(b)	07/25/2066	1,664,084
2,500,000	Series 2021-4-M1	2.20%(a)(b)	07/25/2066	1,785,624
6,651,000	Series 2021-5-B1	3.04%(a)(b)	09/25/2066	4,849,869
9,255,000	Series 2021-5-M1	2.33%(a)(b)	09/25/2066	6,976,543
4,305,000	Series 2023-INV3-B1	8.16%(a)(b)	11/25/2068	4,336,155
8,415,000	Series 2024-8-M1	5.99%(a)(b)	10/25/2069	8,419,376
1,055,000	Series 2024-R1-M1	5.90%(a)(b)	09/25/2069	1,052,836
2,164,904	Series 2025-10-A3	5.37%(a)(d)	06/25/2070	2,162,361
2,898,000	Series 2025-12-M1	5.76%(a)(b)	12/25/2070	2,871,920
5,050,000	Series 2025-6-M1	5.97%(a)(b)	07/25/2070	5,047,943
1,290,000	Series 2025-7-M1	5.82%(a)(b)	08/25/2070	1,284,766
4,127,000	Series 2025-8-M1	5.73%(a)	09/25/2070	4,129,628
8,400,000	Series 2025-9-M1	5.69%(a)(b)	10/27/2070	8,338,430
14,940,187	Series 2025-R2-A3	5.34%(a)(d)	07/25/2067	14,883,877
10,274,168	Series 2026-1-A3	5.22%(a)(d)	01/25/2071	10,203,747
4,000,000	Series 2026-1-M1	5.67%(a)(b)	01/25/2071	3,955,308
10,200,000	Series 2026-2-M1	5.38%(a)(b)	02/25/2071	9,970,157
58,000,000	Series 2026-3-A1	4.93%(a)(b)	03/25/2071	57,711,160
11,500,000	Series 2026-3-M1	5.55%(a)(b)	03/25/2071	11,492,720
36,403,515	Series 2026-R1-A1	4.83%(a)(b)	10/25/2067	36,110,642
2,890,723	Series 2026-R1-A2	5.03%(a)(d)	10/25/2067	2,867,699
5,144,508	Series 2026-R1-A3	5.19%(a)(d)	10/25/2067	5,103,490
4,617,000	Series 2026-R1-B1	5.80%(a)(b)	10/25/2067	4,522,580
8,200,000	Series 2026-R1-M1	5.69%(a)(b)	10/25/2067	8,170,726
	Voyager OPTONE Delaware Trust
5,428,370	Series 2009-1-SAC3	6.13% (a)(b)(f)	02/25/2038	4,128,385
	WAMU Asset-Backed Certificates
6,983,403	Series 2007-HE1-2A2 (1 mo. Term SOFR + 0.33%, 0.33% Floor)	4.01%	01/25/2037	3,155,636
12,078,691	Series 2007-HE4-1A (1 mo. Term SOFR + 0.28%, 0.28% Floor)	3.96%	07/25/2047	9,214,350
	WaMu Mortgage Pass Through Certificates
4,382,014	Series 2005-AR19-B1 (1 mo. Term SOFR + 1.16%, 1.05% Floor, 10.50% Cap)	4.84%	12/25/2045	3,933,753
4,524,777	Series 2006-AR10-1A1	4.44%(b)	09/25/2036	4,007,824
4,492,538	Series 2006-AR15-1A (12 Month US Treasury Average + 0.84%, 0.84% Floor)	4.70%	11/25/2046	3,933,375
2,819,224	Series 2006-AR5-A12B (12 Month US Treasury Average + 0.98%, 0.98% Floor)	4.84%	06/25/2046	2,641,280
396,128	Series 2006-AR6-2A3	4.42%(b)	08/25/2036	361,033
3,573,740	Series 2007-HY3-4A1	4.86%(b)	03/25/2037	3,326,382
6,148,709	Series 2007-HY5-1A1	4.08%(b)	05/25/2037	5,542,040
	Washington Mutual Alternative Mortgage Pass-Through Certificates
3,125,996	Series 2005-1-2A	6.00%	03/25/2035	2,743,218
723,186	Series 2005-4-5A1	5.50%	06/25/2035	633,016
295,261	Series 2005-5-CB12 (-11 x 1 mo. Term SOFR + 49.34%, 0.00% Floor, 50.60% Cap)	8.88%(g)	07/25/2035	278,757
1,006,457	Series 2005-5-CB6 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 7.50% Cap)	4.39%	07/25/2035	886,818
231,239	Series 2005-6-2A7	5.50%	08/25/2035	207,151

26	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
2,686,839	Series 2005-7-2CB6 (1 mo. Term SOFR + 1.56%, 1.45% Floor, 6.00% Cap)	5.24%	08/25/2035	2,594,382
244,258	Series 2005-7-2CB7 (-11 x 1 mo. Term SOFR + 48.79%, 0.00% Floor, 50.05% Cap)	8.33%(g)	08/25/2035	235,284
1,921,690	Series 2005-7-3CB	6.50%	08/25/2035	1,655,074
3,911,959	Series 2005-8-1A2	5.50%	10/25/2035	3,402,825
4,237,774	Series 2005-9-2A2	5.50%	11/25/2035	3,957,339
879,824	Series 2005-9-CX	5.50%(f)	11/25/2035	144,645
3,724,471	Series 2006-1-2CB1	7.00%	02/25/2036	2,830,629
1,208,886	Series 2006-1-3A1	5.75%	02/25/2036	1,148,488
609,581	Series 2006-1-3A2	5.75%	02/25/2036	577,358
518,481	Series 2006-1-3A7	5.75%	02/25/2036	492,055
1,648,765	Series 2006-3-3CB4	6.00%	04/25/2036	1,448,174
949,857	Series 2006-5-1A8	5.75%	07/25/2036	746,116
2,139,607	Series 2006-5-2CB1	6.00%	07/25/2036	1,525,705
3,886,426	Series 2006-5-2CB6	6.00%	07/25/2036	2,771,322
12,406,767	Series 2006-5-3A3	6.72%(d)	07/25/2036	2,528,360
5,170,202	Series 2006-5-3A5 (1 mo. Term SOFR)	6.95%(d)	07/25/2036	1,052,647
7,086,346	Series 2006-8-A4	4.07%(d)	10/25/2036	2,457,764
2,686,826	Series 2006-9-A7	4.02%(d)	10/25/2036	782,763
3,328,997	Series 2006-AR10-A1 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	3.99%	12/25/2036	1,662,985
4,582,392	Series 2006-AR4-2A (12 Month US Treasury Average + 0.95%, 0.95% Floor)	4.81%	06/25/2046	3,537,566
4,311,989	Series 2006-AR5-4A (12 Month US Treasury Average + 0.99%, 0.99% Floor)	4.85%	06/25/2046	3,625,426
6,000,102	Series 2007-2-1A6	6.00%	04/25/2037	4,992,040
2,360,337	Series 2007-3-A3	6.00%	04/25/2037	2,063,148
2,003,474	Series 2007-4-1A1	5.50%	06/25/2037	1,946,839
133,365	Series 2007-5-A11 (-6 x 1 mo. Term SOFR + 38.79%, 0.00% Floor, 39.48% Cap)	16.72%(g)	06/25/2037	161,762
3,334,133	Series 2007-5-A6	6.00%	06/25/2037	3,076,168
4,750,561	Series 2007-OC1-A2 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.03%	01/25/2047	4,343,813
	Washington Mutual Asset-Backed Certificates
984,565	Series 2006-HE2-A4 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.27%	05/25/2036	778,502
18,541,681	Series 2007-HE2-2A2 (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.23%	02/25/2037	5,823,295
	Wells Fargo Alternative Loan Trust
368,840	Series 2007-PA1-A10	6.00%	03/25/2037	340,782
1,619,493	Series 2007-PA1-A3	6.00%	03/25/2037	1,496,301
1,396,358	Series 2007-PA1-A5	6.00%	03/25/2037	1,290,138
2,288,560	Series 2007-PA1-A6	6.00%	03/25/2037	2,114,472
9,425,709	Series 2007-PA2-1A1	6.00%	06/25/2037	8,639,925
1,363,429	Series 2007-PA2-3A1 (1 mo. Term SOFR + 0.46%, 0.35% Floor, 7.00% Cap)	4.14%	06/25/2037	995,633
2,008,541	Series 2007-PA2-3A2 (-1 x 1 mo. Term SOFR + 6.54%, 0.00% Floor, 6.65% Cap)	2.86%(f)(g)	06/25/2037	253,516
3,240,930	Series 2007-PA3-2A1	6.00%	07/25/2037	2,948,326
1,287,642	Series 2007-PA3-2A4	6.00%	07/25/2037	1,171,389
2,033,070	Series 2007-PA3-3A1	6.25%	07/25/2037	1,796,967
17,840,280	Series 2007-PA5-1A1	6.25%	11/25/2037	15,318,437
2,679,762	Series 2007-PA6-A1	5.71%(b)	12/28/2037	2,461,083
	Wells Fargo Mortgage Backed Securities Trust
960,834	Series 2006-AR12-1A1	6.77%(b)	09/25/2036	878,489
414,544	Series 2006-AR13-A2	6.47%(b)	09/25/2036	408,325
476,002	Series 2006-AR4-2A1	5.71%(b)	04/25/2036	474,547
809,189	Series 2007-7-A1	6.00%	06/25/2037	749,163
56,278	Series 2007-7-A32	5.75%	06/25/2037	51,591
1,822,235	Series 2007-7-A34	6.00%	06/25/2037	1,687,060
493,550	Series 2007-7-A36	6.00%	06/25/2037	456,920

Principal Amount $	Security Description	Rate	Maturity	Value $
167,849	Series 2007-7-A43 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	4.29%	06/25/2037	147,990
458,559	Series 2007-7-A49	6.00%	06/25/2037	424,542
194,130	Series 2007-7-A8 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	4.29%	06/25/2037	171,161
87,575	Series 2007-7-A9 (-6 x 1 mo. Term SOFR + 38.31%, 0.00% Floor, 39.00% Cap)	16.24%(g)	06/25/2037	98,623
7,376,430	Series 2007-AR9-A1	5.85%(b)	12/28/2037	6,698,096
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $9,591,506,955)			7,768,689,485

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 48.9%
25,000,000	Fannie Mae REMICS	4.00%	08/25/2053	24,379,975
	Fannie Mae Whole Loan
3,545,850	Series 2003-W17-1A7	5.75%	08/25/2033	3,575,408
1,002,942	Series 2004-W10-A6	5.75%	08/25/2034	1,028,910
	Federal Home Loan Mortgage Corp.
1,511,835	Pool C03490	4.50%	08/01/2040	1,498,896
7,693,959	Pool C91388	3.50%	02/01/2032	7,561,544
4,016,766	Pool C91403	3.50%	03/01/2032	3,945,786
3,973,838	Pool C91413	3.50%	12/01/2031	3,907,266
2,102,252	Pool C91417	3.50%	01/01/2032	2,066,066
8,532,278	Pool C91447	3.50%	05/01/2032	8,377,608
3,465,786	Pool C91596	3.00%	02/01/2033	3,359,082
1,478,813	Pool D98901	3.50%	01/01/2032	1,453,046
3,221,677	Pool D98923	3.50%	01/01/2032	3,165,547
4,312,370	Pool D99724	3.00%	11/01/2032	4,181,077
4,190,377	Pool G01840	5.00%	07/01/2035	4,246,512
985,097	Pool G04817	5.00%	09/01/2038	997,347
4,074,866	Pool G07801	4.00%	10/01/2044	3,944,458
8,837,594	Pool G07862	4.00%	01/01/2044	8,543,893
9,939,549	Pool G07905	4.00%	01/01/2042	9,617,153
19,765,264	Pool G08534	3.00%	06/01/2043	18,123,079
6,310,763	Pool G08537	3.00%	07/01/2043	5,785,454
11,685,407	Pool G08614	3.00%	11/01/2044	10,690,808
13,789,124	Pool G08619	3.00%	12/01/2044	12,599,776
17,708,051	Pool G08622	3.00%	01/01/2045	16,105,550
14,609,209	Pool G08653	3.00%	07/01/2045	13,290,810
8,412,424	Pool G08658	3.00%	08/01/2045	7,641,531
9,592,334	Pool G08670	3.00%	10/01/2045	8,710,283
112,278,218	Pool G08675	3.00%	11/01/2045	101,953,928
47,028,936	Pool G08680	3.00%	12/01/2045	42,670,408
19,529,352	Pool G08686	3.00%	01/01/2046	17,719,718
43,493,751	Pool G08692	3.00%	02/01/2046	39,447,665
13,909,557	Pool G08705	3.00%	05/01/2046	12,595,458
16,077,401	Pool G08715	3.00%	08/01/2046	14,535,180
830,842	Pool G08800	3.50%	02/01/2048	769,409
5,905,949	Pool G16072	3.00%	02/01/2032	5,753,811
19,470,065	Pool G60251	3.50%	10/01/2045	18,315,704
48,233,779	Pool G60393	3.50%	01/01/2046	45,374,390
2,592,795	Pool J22834	2.50%	03/01/2028	2,560,400
17,173,532	Pool Q13637	3.00%	11/01/2042	15,765,595
17,288,781	Pool Q13638	3.00%	11/01/2042	15,871,306
29,138,246	Pool Q16672	3.00%	03/01/2043	26,735,572
1,873,629	Pool Q23595	4.00%	12/01/2043	1,811,663
1,892,806	Pool Q24052	4.00%	01/01/2044	1,829,269
1,617,508	Pool Q24172	4.00%	01/01/2044	1,564,008
2,017,907	Pool Q24979	4.00%	02/01/2044	1,948,652
7,821,401	Pool Q31596	3.50%	02/01/2045	7,357,704
3,483,401	Pool Q32861	3.50%	04/01/2045	3,276,875
8,553,637	Pool Q32921	3.50%	04/01/2045	8,046,464
8,899,468	Pool Q39502	3.50%	03/01/2046	8,367,273
19,402,048	Pool Q44073	3.00%	09/01/2046	17,518,733
8,662,551	Pool QE2022	3.00%	05/01/2052	7,693,834
14,045,732	Pool QU7965	2.00%	09/01/2051	11,093,426
12,637,224	Pool QU7970	2.00%	09/01/2051	9,980,882
13,195,519	Pool RA2853	2.50%	06/01/2050	11,223,107
17,575,916	Pool RA4218	2.50%	12/01/2050	15,068,116
13,521,484	Pool RA4968	2.50%	04/01/2046	11,705,491
49,138,222	Pool RA5267	3.00%	05/01/2051	43,574,547
7,082,975	Pool RA7554	4.00%	06/01/2052	6,718,241

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	27

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
76,290,214	Pool RA7939	5.00%	09/01/2052	75,789,417
61,229,687	Pool RB5089	1.50%	12/01/2040	52,319,993
6,471,638	Pool RB5106	2.50%	03/01/2041	5,856,559
70,767,678	Pool RB5110	1.50%	05/01/2041	60,125,902
14,206,866	Pool RJ1071	6.00%	03/01/2054	14,745,912
23,075,292	Pool RJ3964	5.50%	04/01/2055	23,599,545
55,221,009	Pool RJ4147	5.50%	05/01/2055	55,978,624
26,194,710	Pool SD0699	2.00%	11/01/2050	21,821,406
37,294,638	Pool SD0715	2.00%	09/01/2051	30,905,272
54,337,801	Pool SD2120	3.00%	10/01/2051	48,431,327
30,616,633	Pool SD2386	3.50%	06/01/2052	28,337,499
49,945,229	Pool SD2692	4.50%	04/01/2053	48,570,009
24,019,100	Pool SD2839	3.00%	08/01/2052	21,358,194
14,335,536	Pool SD2971	2.50%	03/01/2052	12,316,590
26,073,660	Pool SD3011	3.00%	05/01/2052	23,146,204
11,250,058	Pool SD3033	5.50%	05/01/2053	11,586,149
31,476,603	Pool SD3081	5.50%	06/01/2053	31,957,235
56,884,083	Pool SD3093	2.50%	03/01/2052	48,836,939
44,298,106	Pool SD3454	5.50%	08/01/2053	45,181,671
20,144,000	Pool SD3912	5.50%	09/01/2053	20,552,564
32,498,423	Pool SD4701	6.00%	02/01/2054	33,634,003
37,029,287	Pool SD4887	6.00%	02/01/2054	38,390,233
19,926,004	Pool SD4888	6.00%	02/01/2054	20,669,904
42,972,557	Pool SD4965	5.50%	02/01/2054	43,943,758
59,580,055	Pool SD4977	5.00%	11/01/2053	59,036,110
12,661,254	Pool SD5366	6.00%	04/01/2054	13,135,891
28,955,947	Pool SD5603	5.50%	06/01/2054	29,716,758
9,422,591	Pool SD5617	6.00%	06/01/2054	9,789,820
43,746,264	Pool SD5814	6.00%	07/01/2054	45,447,291
26,489,676	Pool SD5964	5.50%	11/01/2053	27,062,561
19,219,246	Pool SD5968	6.00%	07/01/2054	19,939,151
23,868,093	Pool SD7162	5.50%	12/01/2054	24,392,516
159,673,866	Pool SD7534	2.50%	02/01/2051	137,628,005
13,345,230	Pool SD7535	2.50%	02/01/2051	11,467,989
19,308,093	Pool SD7564	5.00%	06/01/2053	19,314,298
17,436,325	Pool SD7565	5.50%	09/01/2053	17,774,937
49,981,499	Pool SD7568	5.50%	02/01/2054	51,146,441
73,755,744	Pool SD7569	6.00%	04/01/2054	76,432,059
2,559,974	Pool SD8168	3.00%	09/01/2051	2,260,576
6,866,373	Pool SD8169	3.50%	09/01/2051	6,323,077
23,753,111	Pool SD8329	5.00%	06/01/2053	23,550,878
36,133,411	Pool SE9043	2.00%	09/01/2051	28,538,196
32,652,920	Pool SL1124	6.00%	04/01/2055	33,526,771
71,444,509	Pool SL1142	5.50%	04/01/2055	73,321,883
24,529,527	Pool SL1712	6.00%	12/01/2054	25,261,553
12,488,156	Pool SL2456	5.50%	08/01/2055	12,637,501
39,010,545	Pool SL2711	5.50%	09/01/2055	39,534,598
11,618,082	Pool SL3352	5.00%	11/01/2055	11,621,085
42,452,806	Pool SL3360	5.50%	11/01/2055	42,805,716
62,014,558	Pool SL3800	5.00%	12/01/2055	61,818,674
27,874,556	Pool SL3934	5.00%	02/01/2053	27,642,970
63,539,132	Pool SL4228	5.50%	02/01/2056	64,333,845
72,835,168	Pool SL4408	5.00%	03/01/2056	72,836,934
881,482	Pool T60392	4.00%	10/01/2041	843,158
1,194,225	Pool T60681	4.00%	05/01/2042	1,149,734
4,557,073	Pool T60782	3.50%	07/01/2042	4,259,400
5,598,422	Pool T60853	3.50%	09/01/2042	5,232,749
5,009,296	Pool T60854	3.50%	09/01/2042	4,682,119
909,693	Pool T65110	3.50%	10/01/2042	852,543
5,575,352	Pool T65492	3.00%	06/01/2048	4,938,542
502,939	Pool T69016	5.00%	06/01/2041	496,394
8,150,927	Pool T69050	3.50%	05/01/2046	7,622,940
121,961	Pool U60299	4.00%	11/01/2040	118,843
117,209,565	Pool U69911	4.00%	04/01/2045	114,210,315
36,427,671	Pool U69913	3.50%	06/01/2043	34,496,054
1,026,100	Pool U99125	3.00%	01/01/2043	942,617
40,067,216	Pool V81821	3.00%	08/01/2045	36,519,815
11,556,734	Pool V82117	3.00%	12/01/2045	10,494,061
5,730,313	Pool V82248	3.50%	03/01/2046	5,318,765
49,863,840	Pool WA4493	4.10%	08/01/2032	48,924,860
10,500,000	Pool WN1221	4.80%	12/01/2029	10,643,084
19,180,000	Pool WN1240	4.40%	12/01/2029	19,175,681
40,000,000	Pool WN2184	2.50%	04/01/2032	36,270,144
23,179,951	Pool WN2311	4.80%	01/01/2030	23,494,890
44,592,213	Pool WN2358	4.30%	01/01/2030	44,596,840
21,351,524	Pool WN2396	4.79%	03/01/2030	21,639,933
15,225,000	Pool WN2423	4.19%	06/01/2030	15,153,770
13,881,000	Pool WN2579	4.85%	03/01/2029	13,951,611
27,120,000	Pool WN4136	4.60%	10/01/2035	26,808,041

Principal Amount $	Security Description	Rate	Maturity	Value $
63,984,499	Pool Z40117	3.00%	04/01/2045	58,579,035
56,294,019	Pool Z40206	3.50%	02/01/2047	52,726,041
17,007,030	Pool Z40264	4.00%	11/01/2040	16,483,305
100,726,537	Pool Z40265	3.50%	08/01/2047	93,979,265
10,529,639	Pool ZS4706	3.00%	03/01/2047	9,490,351
5,363,423	Pool ZS4750	3.00%	01/01/2048	4,815,120
9,509,273	Pool ZS4778	4.00%	07/01/2048	9,112,466
7,934,269	Pool ZS4790	4.00%	09/01/2048	7,602,343
11,914,032	Pool ZT1827	3.00%	07/01/2047	10,745,001
226,910	Series 2519-ZD	5.50%	11/15/2032	231,924
118,374	Series 2596-ZL	5.00%	04/15/2033	119,640
9,153,897	Series 267-30	3.00%	08/15/2042	8,358,831
91,127	Series 2684-ZN	4.00%	10/15/2033	88,739
6,452,554	Series 274-30	3.00%	08/15/2042	5,851,240
513,353	Series 2750-ZT	5.00%	02/15/2034	519,889
25,538,456	Series 280-30	3.00%	09/15/2042	23,442,670
1,695,668	Series 2825-PZ	5.50%	07/15/2034	1,743,041
4,635,608	Series 284-300	3.00%	10/15/2042	4,289,403
942,012	Series 2898-JZ	5.00%	12/15/2034	954,028
2,622,114	Series 2899-AZ	5.00%	12/15/2034	2,668,292
1,260,615	Series 2909-Z	5.00%	12/15/2034	1,283,582
2,890,765	Series 2932-Z	5.00%	02/15/2035	2,922,752
1,009,482	Series 3002-SN (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	2.71%(f)(g)	07/15/2035	73,388
673,192	Series 3030-SL (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	2.31%(f)(g)	09/15/2035	49,826
227,454	Series 3045-DI (-1 x 30 day avg SOFR US + 6.62%, 0.00% Floor, 6.73% Cap)	2.94%(f)(g)	10/15/2035	19,270
1,813,146	Series 3116-Z	5.50%	02/15/2036	1,860,136
265,482	Series 3117-ZN	4.50%	02/15/2036	264,485
907,989	Series 3174-PZ	5.00%	01/15/2036	918,373
221,749	Series 3187-JZ	5.00%	07/15/2036	224,295
640,531	Series 3188-ZK	5.00%	07/15/2036	647,523
951,321	Series 3203-SE (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	2.71%(f)(g)	08/15/2036	89,807
1,340,371	Series 3203-Z	5.00%	07/15/2036	1,356,211
3,885,389	Series 326-300Pool S0-7094	3.00%	03/15/2044	3,544,872
1,414,398	Series 3261-SA (-1 x 30 day avg SOFR US + 6.32%, 0.00% Floor, 6.43% Cap)	2.64%(f)(g)	01/15/2037	129,230
1,109,763	Series 3275-SC (-1 x 30 day avg SOFR US + 5.97%, 0.00% Floor, 6.08% Cap)	2.29%(f)(g)	02/15/2037	93,622
287,224	Series 3315-HZ	6.00%	05/15/2037	300,593
951,890	Series 3326-GS (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	2.86%(f)(g)	06/15/2037	80,030
243,384	Series 3351-ZC	5.50%	07/15/2037	249,852
3,089,691	Series 3355-BI (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	2.26%(f)(g)	08/15/2037	274,856
168,988	Series 3369-Z	6.00%	09/15/2037	176,838
461,162	Series 3405-ZG	5.50%	01/15/2038	476,017
120,760	Series 3417-SI (-1 x 30 day avg SOFR US + 6.07%, 0.00% Floor, 6.18% Cap)	2.39%(f)(g)	02/15/2038	9,000
564,122	Series 3423-GS (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	1.86%(f)(g)	03/15/2038	37,722
92,635	Series 3423-SG (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	1.86%(f)(g)	03/15/2038	6,096
134,001	Series 3451-S (-1 x 30 day avg SOFR US + 5.92%, 0.00% Floor, 6.03% Cap)	2.24%(f)(g)	02/15/2037	9,178

28	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
57,625	Series 3473-SM (-1 x 30 day avg SOFR US + 5.96%, 0.00% Floor, 6.07% Cap)	2.28%(f)(g)	07/15/2038	4,196
1,107,439	Series 3484-SE (-1 x 30 day avg SOFR US + 5.74%, 0.00% Floor, 5.85% Cap)	2.06%(f)(g)	08/15/2038	74,305
1,512,242	Series 3519-SD (-1 x 30 day avg SOFR US + 5.44%, 0.00% Floor, 5.55% Cap)	1.76%(f)(g)	02/15/2038	109,654
479,146	Series 3524-LB	3.24%(b)	06/15/2038	458,839
49,337	Series 3530-GZ	4.50%	05/15/2039	48,120
1,341,325	Series 3541-EI (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.96%(f)(g)	06/15/2039	143,999
104,542	Series 3545-SA (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	2.36%(f)(g)	06/15/2039	7,996
43,489	Series 3549-SA (-1 x 30 day avg SOFR US + 5.69%, 0.00% Floor, 5.80% Cap)	2.01%(f)(g)	07/15/2039	3,265
1,681,072	Series 3577-LS (-1 x 30 day avg SOFR US + 7.09%, 0.00% Floor, 7.20% Cap)	3.41%(f)(g)	08/15/2035	186,831
530,257	Series 3582-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.21%(f)(g)	10/15/2049	38,982
517,730	Series 3583-GB	4.50%	10/15/2039	516,165
625,124	Series 3616-SG (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	2.56%(f)(g)	03/15/2032	22,144
1,595,618	Series 3626-AZ	5.50%	08/15/2036	1,637,994
2,016,335	Series 3654-ZB	5.50%	11/15/2037	2,068,548
27,851,231	Series 367-C28	3.00%(f)	07/15/2050	4,814,641
1,461,119	Series 3702-SG (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	2.26%(f)(g)	08/15/2032	81,203
880,066	Series 3712-SG (-5 x 30 day avg SOFR US + 24.43%, 0.00% Floor, 25.00% Cap)	6.08%(g)	08/15/2040	984,302
1,336,893	Series 3724-CM	5.50%	06/15/2037	1,374,923
4,315,533	Series 3726-SA (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	2.26%(f)(g)	09/15/2040	392,716
4,674,509	Series 3752-BS (-2 x 30 day avg SOFR US + 9.77%, 0.00% Floor, 10.00% Cap)	2.43%(g)	11/15/2040	3,825,383
989,763	Series 3771-AL	4.00%	12/15/2030	986,954
2,274,781	Series 3779-BY	3.50%	12/15/2030	2,243,424
2,660,245	Series 3779-LB	4.00%	12/15/2030	2,638,579
615,454	Series 3779-YA	3.50%	12/15/2030	606,971
2,192,883	Series 3783-AC	4.00%	01/15/2031	2,186,654
2,984,617	Series 3786-SG (-2 x 30 day avg SOFR US + 9.27%, 0.00% Floor, 9.50% Cap)	1.93%(g)	01/15/2041	2,257,917
1,906,729	Series 3788-AY	3.50%	01/15/2031	1,873,415
425,029	Series 3790-Z	4.00%	01/15/2041	408,919
1,041,061	Series 3803-ZM	4.00%	02/15/2041	1,001,613
9,320,575	Series 3806-CZ	5.50%	07/15/2034	9,559,015
2,261,827	Series 3812-EY	3.50%	02/15/2031	2,222,020
1,173,191	Series 3818-CZ	4.50%	03/15/2041	1,154,594
3,253,542	Series 3828-SW (-3 x 30 day avg SOFR US + 12.86%, 0.00% Floor, 13.20% Cap)	1.84%(g)	02/15/2041	2,700,444
5,372,139	Series 3843-PZ	5.00%	04/15/2041	5,436,147
80,272,431	Series 386-C19	2.50%(f)	03/15/2052	11,989,785
146,955,384	Series 386-C4	2.50%(f)	08/15/2051	22,188,930
92,882,311	Series 386-C6	2.50%(f)	12/15/2050	14,007,058
2,605,483	Series 3870-PB	4.50%	06/15/2041	2,597,864
3,525,883	Series 3872-BA	4.00%	06/15/2041	3,464,992
1,862,202	Series 3877-EY	4.50%	06/15/2041	1,846,857

Principal Amount $	Security Description	Rate	Maturity	Value $
763,069	Series 3877-GY	4.50%	06/15/2041	756,174
1,555,142	Series 3900-SB (-1 x 30 day avg SOFR US + 5.86%, 0.00% Floor, 5.97% Cap)	2.18%(f)(g)	07/15/2041	124,032
1,351,454	Series 3910-ZE	5.00%	10/15/2034	1,365,760
2,639,730	Series 3919-KL	4.50%	09/15/2041	2,637,141
8,402,345	Series 3919-ZJ	4.00%	09/15/2041	8,182,950
528,165	Series 3942-JZ	4.00%	10/15/2041	507,481
3,262,527	Series 3944-AZ	4.00%	10/15/2041	3,136,217
1,454,946	Series 3946-SM (-3 x 30 day avg SOFR US + 14.36%, 0.00% Floor, 14.70% Cap)	3.34%(g)	10/15/2041	1,159,425
6,011,263	Series 3969-AB	4.00%	10/15/2033	5,954,965
1,364,572	Series 3982-AZ	3.50%	01/15/2042	1,274,437
1,994,943	Series 3999-EZ	4.00%	02/15/2042	1,923,055
1,716,108	Series 4121-AV	3.00%	12/15/2035	1,699,008
10,320,447	Series 4183-ZB	3.00%(i)	03/15/2043	8,457,553
3,675,999	Series 4186-ZJ	3.00%(i)	03/15/2033	3,477,347
40,143,373	Series 4212-US (-1 x 30 day avg SOFR US + 5.26%, 0.00% Floor, 5.40% Cap)	0.86%(g)	06/15/2043	27,264,336
19,309,604	Series 4223-US (-1 x 30 day avg SOFR US + 5.29%, 0.00% Floor, 5.43% Cap)	0.87%(g)	07/15/2043	12,566,318
8,852,526	Series 4249-CS (-1 x 30 day avg SOFR US + 4.56%, 0.00% Floor, 4.65% Cap)	1.81%(g)	09/15/2043	6,764,353
21,498,777	Series 4305-DZ	3.50%	02/15/2054	19,656,785
6,725,345	Series 4341-ZA	3.00%	05/15/2044	6,146,398
988,449	Series 4379-KA	3.00%	08/15/2044	940,647
32,703,534	Series 4384-ZY	3.00%	09/15/2044	29,946,727
14,946,830	Series 4390-CZ	3.50%(i)	09/15/2054	12,878,314
4,623,820	Series 4427-PS (-1 x 30 day avg SOFR US + 5.49%, 0.00% Floor, 5.60% Cap)	1.81%(f)(g)	07/15/2044	213,987
557,551	Series 4438-B	3.00%	10/15/2043	545,856
11,987,294	Series 4441-VZ	3.00%(i)	02/15/2045	10,595,485
1,570,154	Series 4471-BA	3.00%	12/15/2041	1,564,923
1,365,336	Series 4471-BC	3.00%	12/15/2041	1,360,787
3,941,869	Series 4500-GO	0.00%(j)	08/15/2045	3,176,461
6,562,226	Series 4504-CA	3.00%	04/15/2044	6,384,552
22,343,997	Series 4543-HG	2.70%	04/15/2044	21,538,757
11,656,348	Series 4632-MH	4.00%	11/15/2056	10,869,819
4,503,801	Series 4744-JA	3.00%	09/15/2047	4,130,310
3,851,678	Series 4744-KA	3.00%	08/15/2046	3,719,559
9,158,361	Series 4746-ZN	3.50%	12/15/2047	8,448,337
21,534,000	Series 4759-NL	3.00%	02/15/2048	19,170,094
6,358,034	Series 4776-YP	3.50%	02/15/2048	5,921,141
22,016,174	Series 4778-DZ	4.00%	04/15/2048	20,856,624
4,734,416	Series 4791-IO	3.00%(f)	05/15/2048	779,189
22,959,491	Series 4791-JT	3.00%	05/15/2048	20,543,827
3,677,391	Series 4791-LI	3.00%(f)	05/15/2048	531,258
3,677,391	Series 4791-LO	0.00%(j)	05/15/2048	2,825,229
15,272,310	Series 4791-PO	0.00%(j)	05/15/2048	12,090,798
9,696,323	Series 4792-A	3.00%	05/15/2048	8,675,912
6,507,725	Series 4793-C	3.00%	06/15/2048	5,836,388
6,059,813	Series 4795-AO	0.00%(j)	05/15/2048	4,616,469
5,334,939	Series 4801-OG	0.00%(j)	06/15/2048	4,303,778
18,043,837	Series 4857-J	3.40%	01/15/2049	17,005,339
7,878,604	Series 4901-BD	3.00%	07/25/2049	7,466,851
15,867,912	Series 4924-ST (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.22%(f)(g)	08/25/2048	1,514,605
6,378,360	Series 4924-ZG	3.00%	10/25/2049	5,638,405
9,174,028	Series 5004-LS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	2.37%(f)(g)	07/25/2050	1,109,853
32,439,896	Series 5007-IP	3.00%(f)	07/25/2050	5,459,537
14,039,224	Series 5010-KI	3.00%(f)	09/25/2050	2,087,645
10,931,823	Series 5023-YI	3.00%(f)	10/25/2050	1,932,823
28,018,779	Series 5036-LI	2.50%(f)	11/25/2050	4,355,508
50,105,960	Series 5040-GI	2.00%(f)	11/25/2050	6,269,127
26,973,188	Series 5050-BN	3.00%	11/25/2050	23,660,333
26,382,700	Series 5053-AI	3.00%(f)	11/25/2050	4,594,004

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	29

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
8,794,233	Series 5053-PI	3.00%(f)	11/25/2050	1,531,335
18,712,474	Series 5059-HI	3.00%(f)	09/25/2050	3,028,547
20,936,197	Series 5059-ID	3.00%(f)	01/25/2051	3,137,628
10,295,880	Series 5060-LT	2.00%	05/25/2050	8,521,410
5,251,838	Series 5062-PA	1.25%	01/25/2051	3,930,744
13,933,666	Series 5071-FP (30 day avg SOFR US + 0.70%, 0.70% Floor, 4.00% Cap)	4.00%	02/25/2051	11,708,911
24,550,870	Series 5077-CI	3.50%(f)	02/25/2051	4,489,618
11,036,371	Series 5081-MI	2.50%(f)	03/25/2051	1,765,006
34,238,512	Series 5083-IH	2.50%(f)	03/25/2051	5,266,513
9,987,550	Series 5086-IB	3.00%(f)	03/25/2051	1,750,876
12,653,730	Series 5086-IK	3.00%(f)	03/25/2051	2,186,144
6,512,794	Series 5112-SC (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)	0.00%(f)(g)	06/25/2051	3,362
13,613,247	Series 5117-D	2.00%	06/25/2051	12,150,076
15,245,692	Series 5118-PI	3.00%(f)	03/25/2051	2,413,216
90,543,179	Series 5129-GI	3.00%(f)	08/25/2050	15,710,129
57,856,773	Series 5130-IO	3.50%(f)	08/25/2051	12,389,322
27,815,259	Series 5140-AI	3.50%(f)	09/25/2051	5,495,925
9,461,063	Series 5140-B	2.00%	05/25/2040	8,523,050
29,646,775	Series 5140-HI	2.00%(f)	08/25/2046	2,675,026
22,048,252	Series 5142-IP	3.00%(f)	09/25/2051	3,796,828
32,374,087	Series 5145-SB (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%(f)(g)	09/25/2051	142,109
13,577,993	Series 5149-CI	3.00%(f)	12/25/2043	1,850,752
19,025,621	Series 5150-AB	2.00%	04/25/2049	15,780,164
34,850,286	Series 5157-EI	3.00%(f)	10/25/2051	4,706,235
12,155,912	Series 5157-P	1.50%	10/25/2051	9,959,078
7,804,032	Series 5159-CD	1.50%	07/25/2041	6,945,764
14,824,436	Series 5159-DI	3.00%(f)	04/25/2048	2,355,155
26,190,691	Series 5159-UI	3.50%(f)	08/25/2050	4,798,485
38,956,332	Series 5160-S (-1 x 30 day avg SOFR US + 3.74%, 0.00% Floor, 3.74% Cap)	0.08%(f)(g)	08/25/2050	1,407,987
19,935,277	Series 5160-ZY	3.00%(i)	10/25/2050	14,463,377
19,606,255	Series 5171-BI	3.00%(f)	12/25/2051	3,866,501
25,303,839	Series 5171-GI	3.00%(f)	12/25/2051	4,107,048
25,957,031	Series 5176-D	2.50%	01/25/2051	22,246,673
21,677,478	Series 5181-IL	3.00%(f)	01/25/2052	3,453,682
12,742,341	Series 5187-LA	2.50%	10/25/2049	11,365,573
17,463,621	Series 5196-PE	2.00%	02/25/2052	15,442,001
19,349,689	Series 5202-DB	3.00%	05/25/2048	17,643,302
15,918,168	Series 5202-HA	2.50%	09/25/2048	14,279,738
53,117,334	Series 5209-IO	3.00%(f)	10/25/2051	8,862,946
21,919,762	Series 5236-YI	2.50%(f)	06/25/2049	2,551,002
62,181,287	Series 5279-IO	3.00%(f)	03/25/2051	9,826,583
68,811,508	Series 5321-PO	0.00%(j)	08/25/2050	49,021,002
12,071,660	Series 5326-KO	0.00%(j)	09/25/2050	8,731,965
32,590,835	Series 5326-MO	0.00%(j)	09/25/2050	22,457,089
14,966,329	Series 5326-OP	0.00%(j)	09/25/2050	10,819,747
26,072,203	Series 5326-UO	0.00%(j)	10/25/2050	17,471,598
22,248,228	Series 5334-PO	0.00%(j)	12/25/2050	16,496,668
11,268,327	Series 5352-LO	0.00%(j)	10/15/2046	8,602,990
16,685,429	Series 5365-PO	0.00%(j)	02/25/2037	13,806,597
17,815,700	Series 5377-IO	2.50%(f)	12/25/2051	2,170,326
13,785,046	Series 5400-FB (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap)	4.76%	04/25/2054	13,866,864
22,195,693	Series 5430-FD (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap)	4.76%	07/25/2054	22,328,275
17,615,012	Series 5439-FJ (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap)	4.76%	08/25/2054	17,719,149
12,105,237	Series 5458-FE (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.50% Cap)	4.76%	10/25/2054	12,146,639
63,409,664	Series 5460-FH (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.50% Cap)	4.76%	10/25/2054	63,624,661

Principal Amount $	Security Description	Rate	Maturity	Value $
30,244,966	Series 5469-F (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.50% Cap)	4.76%	09/25/2054	30,348,183
39,856,977	Series 5494-FA (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.50% Cap)	4.76%	01/25/2055	39,991,486
21,000,351	Series 5527-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	4.86%	09/25/2054	21,111,930
17,326,950	Series 5536-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	4.86%	05/25/2054	17,417,348
23,979,701	Series 5540-MC	4.50%	12/25/2053	23,769,250
20,986,895	Series 5574-BA	5.00%	05/25/2052	21,059,975
8,846,449	Series 5576-B	5.00%	07/25/2052	8,863,317
26,374,565	Series 5598-FA (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	4.81%	11/25/2055	26,491,066
43,127,098	Series 5604-D	4.00%	12/25/2053	41,795,114
70,597,922	Series 5604-EA	4.50%	04/25/2052	69,952,219
35,174,051	Series 5606-KP	4.50%	12/25/2055	34,580,228
38,903,728	Series 5632-JP	4.50%	02/25/2056	38,025,072
12,102,487	Series 5639-CB	4.00%	12/25/2053	11,678,571
32,492,723	Series 5642-NT	4.00%	03/25/2056	30,887,791
70,050,000	Series 5645-BD	4.50%	07/25/2051	69,084,571
80,000,000	Series 5645-HP	4.50%	11/25/2053	79,181,880
40,444,000	Series 5645-NB	4.00%	01/25/2052	39,181,856
50,000,000	Series 5648-FN (30 day avg SOFR US + 1.00%, 1.00% Floor, 6.50% Cap)	4.66%	04/25/2055	50,077,070
35,313,857	Series 5652-FE (30 day avg SOFR US + 1.00%, 1.00% Floor, 6.50% Cap)	4.66%	05/25/2055	35,298,495
	Federal National Mortgage Association
53,775,841	Pool 310233	3.50%	03/01/2044	50,861,708
1,912,993	Pool 555743	5.00%	09/01/2033	1,926,693
1,533,676	Pool 735382	5.00%	04/01/2035	1,546,062
2,582,418	Pool 735402	5.00%	04/01/2035	2,604,961
1,721,971	Pool 735484	5.00%	05/01/2035	1,736,934
703,180	Pool 735667	5.00%	07/01/2035	709,040
604,250	Pool 735893	5.00%	10/01/2035	610,000
1,490,569	Pool 745275	5.00%	02/01/2036	1,505,367
65,942	Pool 888695	5.00%	08/01/2037	66,679
347,335	Pool 888968	5.00%	08/01/2035	348,050
3,079,056	Pool 890549	4.00%	11/01/2043	2,973,526
4,023,209	Pool 890565	3.00%	11/01/2043	3,688,857
193,579	Pool 931104	5.00%	05/01/2039	196,390
45,588	Pool 975116	5.00%	05/01/2038	46,097
653,566	Pool 986864	6.50%	08/01/2038	693,391
403,004	Pool 987316	6.50%	09/01/2038	426,536
2,731,753	Pool 995203	5.00%	07/01/2035	2,754,821
4,603,690	Pool 995849	5.00%	08/01/2036	4,637,530
3,001,508	Pool AB2123	4.00%	01/01/2031	2,983,280
178,560	Pool AB3713	4.00%	10/01/2031	176,335
1,715,573	Pool AB3796	3.50%	11/01/2031	1,684,932
624,402	Pool AB3850	4.00%	11/01/2041	598,056
487,327	Pool AB3923	4.00%	11/01/2041	465,552
6,418,543	Pool AB4167	3.50%	01/01/2032	6,299,472
5,077,287	Pool AB4261	3.50%	01/01/2032	4,981,931
1,004,759	Pool AB5084	3.50%	05/01/2032	985,885
2,411,659	Pool AB5156	3.50%	05/01/2032	2,363,615
3,422,752	Pool AB5212	3.50%	05/01/2032	3,356,872
1,904,142	Pool AB5243	4.00%	05/01/2042	1,819,073
4,709,820	Pool AB5911	3.00%	08/01/2032	4,571,365
2,344,359	Pool AB6280	3.00%	09/01/2042	2,150,993
2,632,914	Pool AB6349	3.00%	10/01/2032	2,551,052
6,987,233	Pool AB6750	3.00%	10/01/2032	6,766,339
3,874,991	Pool AB6751	3.00%	10/01/2032	3,751,787
24,553,892	Pool AB6854	3.00%	11/01/2042	22,505,662
19,408,312	Pool AB7077	3.00%	11/01/2042	17,795,427
7,744,944	Pool AB7776	3.00%	02/01/2043	7,106,002
8,934,797	Pool AB7877	3.00%	02/01/2043	8,197,696
3,229,767	Pool AB8418	3.00%	02/01/2033	3,123,356
5,310,159	Pool AB8520	3.00%	02/01/2033	5,133,612

30	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
7,139,664	Pool AB8703	3.00%	03/01/2038	6,675,266
2,417,164	Pool AB8858	3.00%	04/01/2033	2,338,093
6,290,472	Pool AB9020	3.00%	04/01/2038	5,881,301
4,146,651	Pool AB9197	3.00%	05/01/2033	4,002,958
2,373,046	Pool AB9409	3.00%	05/01/2033	2,293,419
64,205	Pool AD2177	4.50%	06/01/2030	64,064
222,711	Pool AD6438	5.00%	06/01/2040	225,205
126,773	Pool AD7859	5.00%	06/01/2040	128,193
1,921,032	Pool AH0607	4.00%	12/01/2040	1,856,831
100,766	Pool AH1140	4.50%	12/01/2040	98,423
1,493,278	Pool AH4437	4.00%	01/01/2041	1,430,282
318,043	Pool AH7309	4.00%	02/01/2031	315,333
4,065	Pool AH9323	4.00%	04/01/2026	4,053
709,220	Pool AJ1265	4.00%	09/01/2041	686,730
49,086	Pool AJ1399	4.00%	09/01/2041	46,893
1,332,238	Pool AJ1467	4.00%	10/01/2041	1,276,028
1,270,349	Pool AJ3392	4.00%	10/01/2041	1,216,764
493,339	Pool AJ3854	4.00%	10/01/2041	477,692
3,734,270	Pool AJ4118	4.00%	11/01/2041	3,576,752
1,177,044	Pool AJ4131	4.00%	10/01/2041	1,127,368
1,605,539	Pool AJ7677	3.50%	12/01/2041	1,502,801
892,685	Pool AJ8334	4.00%	12/01/2041	852,798
4,566,595	Pool AK0713	3.50%	01/01/2032	4,483,992
1,076,730	Pool AK4039	4.00%	02/01/2042	1,028,617
2,162,327	Pool AK4763	4.00%	02/01/2042	2,071,094
998,554	Pool AK9438	4.00%	03/01/2042	956,413
1,517,071	Pool AK9439	4.00%	03/01/2042	1,453,057
408,676	Pool AK9446	4.50%	03/01/2042	404,467
19,438,317	Pool AL3883	3.00%	07/01/2043	17,834,812
419	Pool AL4292	4.50%	04/01/2026	418
3,144,620	Pool AL4312	4.00%	10/01/2043	3,036,821
7,779,552	Pool AL6075	3.50%	09/01/2053	7,082,369
13,914,392	Pool AL6076	3.00%	06/01/2053	12,273,296
17,891,989	Pool AL6141	4.00%	04/01/2042	17,290,929
17,475,980	Pool AL6325	3.00%	10/01/2044	15,996,357
5,246,096	Pool AL6486	4.50%	02/01/2045	5,178,469
15,792,879	Pool AL6538	4.50%	06/01/2044	15,638,216
17,143,792	Pool AL8304	3.50%	03/01/2046	16,107,518
8,141,503	Pool AL9220	3.00%	06/01/2045	7,456,127
7,893,370	Pool AL9445	3.00%	07/01/2031	7,720,033
22,951,793	Pool AM8510	3.15%	05/01/2035	21,101,663
24,800,608	Pool AM8950	3.14%	06/01/2040	22,567,558
3,926,670	Pool AN5480	3.43%	06/01/2037	3,739,964
217,500,000	Pool AN6680	3.37%	11/01/2047	176,499,256
20,117,424	Pool AN8121	3.16%	01/01/2035	18,270,974
3,620,842	Pool AN9452	3.75%	06/01/2030	3,502,824
2,898,711	Pool AO2980	4.00%	05/01/2042	2,776,389
10,714,622	Pool AP4787	3.50%	09/01/2042	10,002,333
9,005,010	Pool AP4789	3.50%	09/01/2042	8,406,338
4,560,648	Pool AQ5541	3.00%	12/01/2042	4,178,778
4,736,535	Pool AR9856	3.00%	04/01/2043	4,341,406
4,621,485	Pool AS1927	4.50%	03/01/2044	4,561,922
5,564,310	Pool AS2038	4.50%	03/01/2044	5,492,603
3,076,499	Pool AS2517	4.50%	05/01/2044	3,036,848
1,398,770	Pool AS2551	4.50%	06/01/2044	1,382,037
1,638,274	Pool AS2765	4.50%	07/01/2044	1,618,674
6,089,513	Pool AS3201	3.00%	08/01/2034	5,838,869
2,802,310	Pool AS3456	3.00%	10/01/2034	2,681,162
5,843,128	Pool AS3666	3.00%	10/01/2034	5,578,777
22,846,851	Pool AS3961	3.00%	12/01/2044	20,837,666
9,391,784	Pool AS4154	3.00%	12/01/2044	8,555,228
4,377,626	Pool AS4212	3.00%	01/01/2035	4,177,704
7,259,418	Pool AS4281	3.00%	01/01/2035	6,922,226
6,918,493	Pool AS4345	3.50%	01/01/2045	6,503,923
7,438,825	Pool AS4360	3.00%	01/01/2035	7,082,592
7,812,181	Pool AS4779	3.00%	04/01/2035	7,428,416
6,258,006	Pool AS4780	3.00%	04/01/2035	5,953,502
7,763,362	Pool AS4840	3.00%	04/01/2035	7,385,656
5,252,956	Pool AS4881	3.00%	05/01/2035	4,995,032
11,514,934	Pool AS7473	3.00%	07/01/2046	10,186,919
22,386,145	Pool AS7661	3.00%	08/01/2046	19,804,198
15,055,083	Pool AS8056	3.00%	10/01/2046	13,580,912
20,701,782	Pool AS8111	3.00%	10/01/2041	18,943,558
13,022,999	Pool AS8269	3.00%	11/01/2046	11,744,437
11,775,697	Pool AS8306	3.00%	11/01/2041	10,797,470
13,385,620	Pool AS8356	3.00%	11/01/2046	11,841,774
11,257,858	Pool AX9696	3.00%	07/01/2045	10,022,243
12,411,363	Pool AY3974	3.00%	03/01/2045	11,277,418
5,282,516	Pool AY4295	3.00%	02/01/2045	4,741,981

Principal Amount $	Security Description	Rate	Maturity	Value $
385,263	Pool AY4296	3.00%	01/01/2045	342,966
2,523,111	Pool AY5471	3.00%	03/01/2045	2,246,133
3,783,463	Pool AZ0576	3.50%	04/01/2042	3,543,664
6,812,024	Pool BC0785	3.50%	04/01/2046	6,382,612
12,693,768	Pool BC9003	3.00%	11/01/2046	11,454,112
60,989,793	Pool BF0314	3.00%	01/01/2053	55,182,226
53,941,161	Pool BF0353	3.00%	05/01/2053	48,804,133
26,701,742	Pool BF0391	3.00%	09/01/2053	24,159,036
18,597,976	Pool BK8257	1.50%	12/01/2050	14,015,396
14,800,114	Pool BK8267	2.50%	12/01/2050	12,738,822
9,000,000	Pool BL0357	3.89%	10/01/2038	8,372,140
43,163,102	Pool BL0870	4.28%	12/01/2048	38,310,551
8,860,000	Pool BL4038	2.98%	09/01/2034	7,974,055
8,190,000	Pool BL5840	2.73%	02/01/2035	7,124,760
6,118,082	Pool BL6639	2.66%	05/01/2050	4,803,260
15,902,896	Pool BL6689	2.19%	05/01/2032	14,145,473
36,029,740	Pool BL7110	1.76%	07/01/2035	29,142,936
3,568,101	Pool BL7331	2.23%	07/01/2040	2,682,941
20,400,000	Pool BL7424	1.65%	08/01/2035	16,219,167
39,579,626	Pool BL8165	1.35%	09/01/2032	33,343,127
30,992,697	Pool BL8269	1.51%	09/01/2035	24,537,621
10,307,106	Pool BL9284	2.23%	12/01/2050	7,439,403
52,749,979	Pool BL9576	2.24%	12/01/2050	36,426,206
14,709,199	Pool BM5299	3.00%	12/01/2046	13,269,743
23,016,081	Pool BM5633	3.00%	07/01/2047	20,751,613
3,494,618	Pool BM5834	3.00%	04/01/2048	3,091,742
41,641,661	Pool BM6779	2.00%	08/01/2051	32,889,211
155,593,142	Pool BM6831	1.92%(b)	10/01/2033	131,247,850
76,407,065	Pool BM6857	1.83%(b)	12/01/2031	67,187,550
14,256,948	Pool BM6925 (30 day avg SOFR US + 2.21%, 2.21% Floor, 7.29% Cap)	2.29%	04/01/2052	13,101,068
18,908,372	Pool BM7154 (30 day avg SOFR US + 2.28%, 2.29% Floor, 9.72% Cap)	4.72%	03/01/2053	18,903,854
23,530,724	Pool BM7164 (30 day avg SOFR US + 2.27%, 2.27% Floor, 9.53% Cap)	4.53%	03/01/2053	23,421,773
7,713,775	Pool BQ6432	2.00%	08/01/2051	6,092,508
14,702,351	Pool BQ6564	2.00%	09/01/2051	11,612,116
25,349,517	Pool BR2290 (30 day avg SOFR US + 2.12%, 2.12% Floor, 7.02% Cap)	2.01%	08/01/2051	23,236,584
5,592,000	Pool BS2500	1.81%	06/01/2030	5,085,845
3,000,000	Pool BS2580	2.15%	08/01/2033	2,573,107
9,975,000	Pool BS2834	2.24%	08/01/2041	7,281,983
34,043,000	Pool BS3101	1.91%	09/01/2033	28,899,674
19,880,000	Pool BS3192	2.03%	09/01/2036	15,644,651
15,997,846	Pool BS3314	1.83%	10/01/2033	13,519,890
25,042,000	Pool BS3426	1.76%	11/01/2031	21,853,198
12,048,000	Pool BS3431	1.83%	11/01/2033	10,132,210
6,536,000	Pool BS3434	1.83%	11/01/2033	5,496,691
32,694,000	Pool BS3442	2.12%	10/01/2036	25,883,259
7,339,000	Pool BS3955	2.30%	12/01/2036	5,902,201
48,972,000	Pool BS4111	1.98%	01/01/2032	43,378,268
45,798,798	Pool BS4125	2.32%	12/01/2031	41,473,562
20,165,941	Pool BS4177	1.94%	12/01/2031	17,914,294
12,500,000	Pool BS4213	2.46%	12/01/2036	10,362,206
18,199,000	Pool BS4225	2.36%	01/01/2037	14,838,744
19,556,871	Pool BS4273	1.93%	12/01/2031	17,327,521
33,568,034	Pool BS4276	2.03%	01/01/2032	29,887,180
51,025,000	Pool BS4306	1.92%	01/01/2032	44,743,091
26,570,096	Pool BS4319	2.35%	01/01/2039	21,066,593
30,761,000	Pool BS4333	1.89%	01/01/2032	27,117,038
12,000,000	Pool BS4334	2.01%	01/01/2034	10,030,890
17,391,929	Pool BS4359	1.99%	01/01/2032	15,492,377
53,950,000	Pool BS4453	1.96%	01/01/2032	47,741,852
51,688,000	Pool BS4524	2.02%	01/01/2032	45,631,896
41,850,000	Pool BS4736	2.00%	02/01/2032	36,782,365
24,500,000	Pool BS4737	2.00%	02/01/2032	21,533,284
20,155,000	Pool BS4951	2.63%	04/01/2032	18,321,705
10,830,427	Pool BS5636	3.72%	06/01/2032	10,488,942
8,665,000	Pool BS6102	4.10%	08/01/2032	8,548,598
4,200,000	Pool BS6131	3.89%	07/01/2032	4,072,116
3,573,896	Pool BS6419	3.89%	09/01/2032	3,487,862
159,468,000	Pool BS6912	4.33%	12/01/2032	157,726,267
4,131,000	Pool BS7305	5.22%	01/01/2032	4,296,286

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	31

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
3,235,892	Pool BS7503	4.87%	04/01/2031	3,310,187
10,467,000	Pool BS8014	4.84%	03/01/2033	10,681,174
8,333,000	Pool BS8657	5.10%	06/01/2030	8,552,811
18,138,287	Pool BS9321	5.27%	08/01/2040	19,080,715
1,488,530	Pool BT6556	2.00%	07/01/2051	1,175,649
9,227,167	Pool BV8021	4.50%	08/01/2052	8,957,377
15,569,250	Pool BV8479	3.00%	04/01/2052	13,832,856
30,523,455	Pool BV9869	3.00%	05/01/2052	26,861,702
10,550,000	Pool BZ0079	5.21%	01/01/2034	11,036,436
14,016,000	Pool BZ0452	5.36%	02/01/2054	13,903,194
135,297,000	Pool BZ1178	5.81%	06/01/2031	137,571,601
49,221,000	Pool BZ2148	4.40%	10/01/2029	49,215,214
21,450,000	Pool BZ2151	4.40%	10/01/2029	21,447,479
46,695,000	Pool BZ6040	4.33%	02/01/2031	46,664,079
3,270,100	Pool CA3898	3.00%	07/01/2034	3,167,228
3,487,344	Pool CA4413	3.00%	10/01/2049	3,065,738
30,645,432	Pool CA7235	2.50%	10/01/2050	26,301,789
9,907,098	Pool CA7671	2.50%	11/01/2040	8,950,460
17,426,728	Pool CA7789	2.50%	11/01/2040	15,667,769
13,205,394	Pool CB0189	3.00%	04/01/2051	11,763,371
12,672,545	Pool CB1055 (30 day avg SOFR US + 2.22%, 2.22% Floor, 6.86% Cap)	1.86%	07/01/2051	11,586,712
2,778,886	Pool CB1648	2.00%	09/01/2051	2,194,829
58,517,253	Pool CB3116	3.00%	03/01/2052	52,110,939
53,000,845	Pool CB3166	3.00%	03/01/2052	47,129,195
77,518,810	Pool CB4291	5.00%	08/01/2052	76,887,471
37,977,121	Pool CB4347	5.00%	08/01/2052	38,178,458
44,123,164	Pool CB4391	4.50%	08/01/2052	42,845,332
56,811,550	Pool CB5221	5.00%	12/01/2052	56,429,893
20,894,617	Pool CB7335	5.50%	10/01/2053	21,404,747
14,929,749	Pool CB7433	5.50%	11/01/2053	15,277,736
23,996,646	Pool CB7781	5.50%	01/01/2054	24,198,028
37,334,515	Pool CB7996	6.00%	02/01/2054	38,775,384
35,834,095	Pool CB8138	5.50%	03/01/2054	36,561,811
35,419,193	Pool CB8680	5.50%	06/01/2054	36,121,174
47,543,374	Pool CB8692	5.50%	06/01/2054	48,792,615
65,714,316	Pool CB8845	5.50%	07/01/2054	67,440,991
58,865,839	Pool CB8851	6.00%	07/01/2054	61,046,003
48,620,010	Pool CB8986	5.50%	08/01/2054	49,713,980
47,317,243	Pool CB9138	5.50%	09/01/2054	48,312,486
24,453,823	Pool CB9139	5.50%	09/01/2054	24,924,142
92,874,868	Pool CB9147	5.50%	09/01/2054	95,315,264
44,247,594	Pool CB9321	5.50%	10/01/2054	45,243,193
19,368,406	Pool CB9331	5.50%	10/01/2054	19,818,131
20,210,197	Pool FA0475	5.50%	12/01/2054	20,522,706
58,873,271	Pool FA1477	5.50%	04/01/2055	59,790,371
76,564,694	Pool FA3238	5.00%	10/01/2052	76,333,954
52,824,969	Pool FA3823	5.00%	12/01/2055	52,671,747
36,589,388	Pool FA4185	5.00%	01/01/2056	36,297,386
37,757,976	Pool FM1000	3.00%	04/01/2047	34,053,100
19,562,855	Pool FM4347	2.50%	09/01/2050	16,739,759
36,516,740	Pool FM4752	2.50%	11/01/2050	31,442,525
39,145,155	Pool FM4792	2.50%	11/01/2050	33,596,845
21,481,549	Pool FM4913	2.50%	11/01/2050	18,447,836
28,602,518	Pool FM5150	2.00%	12/01/2050	23,417,207
4,090,606	Pool FM6864	1.50%	04/01/2041	3,454,765
51,999,660	Pool FM7557	3.50%	03/01/2050	48,424,591
23,520,204	Pool FM8158	2.50%	07/01/2051	20,329,192
52,616,148	Pool FM8215	2.50%	03/01/2051	45,178,406
37,973,984	Pool FM8304	4.00%	07/01/2049	36,383,268
50,624,241	Pool FM8435	2.50%	09/01/2051	43,656,464
91,469,386	Pool FM8533	2.50%	03/01/2051	78,721,543
57,313,412	Pool FM8769	2.50%	09/01/2051	49,424,582
30,564,818	Pool FM8780	2.50%	09/01/2051	26,249,787
8,855,502	Pool FM9422	2.00%	01/01/2051	7,218,476
25,397,331	Pool FM9490	2.00%	11/01/2051	20,919,795
32,221,287	Pool FP0043	2.00%	10/01/2050	26,247,847
27,821,298	Pool FP0088	2.00%	10/01/2051	22,602,822
29,107,836	Pool FS0009	3.50%	11/01/2051	26,814,266
11,235,071	Pool FS0400	3.00%	01/01/2052	10,045,595
73,851,584	Pool FS2320	2.50%	04/01/2051	62,567,835
14,289,952	Pool FS2588	4.50%	08/01/2052	13,876,098
13,313,268	Pool FS2837	4.00%	09/01/2052	12,625,294
29,974,680	Pool FS5292	5.50%	06/01/2053	30,633,732
12,404,543	Pool FS5618	5.50%	08/01/2053	12,738,695
42,081,046	Pool FS5987	2.50%	04/01/2051	36,228,008
31,740,601	Pool FS6232	2.00%	03/01/2052	26,130,942
14,303,496	Pool FS6422	6.00%	11/01/2053	14,975,866

Principal Amount $	Security Description	Rate	Maturity	Value $
55,360,317	Pool FS6582	6.00%	12/01/2053	56,810,182
19,616,454	Pool FS6843	6.00%	01/01/2054	20,375,392
42,111,450	Pool FS7114	5.50%	02/01/2054	43,217,823
31,868,781	Pool FS7252	5.00%	11/01/2053	31,549,581
23,360,971	Pool FS8643	6.00%	07/01/2054	24,269,375
23,901,356	Pool FS8999	6.00%	08/01/2054	24,832,903
12,961,337	Pool FS9026	5.50%	09/01/2053	13,241,636
18,870,863	Pool FS9671	5.50%	11/01/2054	19,366,705
292,661	Pool MA0264	4.50%	12/01/2029	293,840
1,047,288	Pool MA0353	4.50%	03/01/2030	1,051,531
223,047	Pool MA0406	4.50%	05/01/2030	223,969
31,497	Pool MA0445	5.00%	06/01/2040	30,959
62,300	Pool MA0468	5.00%	07/01/2040	61,237
357,009	Pool MA0534	4.00%	10/01/2030	354,586
85,048	Pool MA0587	4.00%	12/01/2030	84,436
2,247,492	Pool MA0616	4.00%	01/01/2031	2,230,462
829,160	Pool MA0896	4.00%	11/01/2041	794,170
8,041,973	Pool MA0949	3.50%	01/01/2032	7,894,596
4,835,410	Pool MA1010	3.50%	03/01/2032	4,745,685
1,383,154	Pool MA1039	3.50%	04/01/2042	1,294,653
6,603,539	Pool MA1059	3.50%	05/01/2032	6,477,948
941,226	Pool MA1068	3.50%	05/01/2042	880,992
2,489,637	Pool MA1093	3.50%	06/01/2042	2,324,137
1,727,056	Pool MA1094	4.00%	06/01/2042	1,649,897
9,154,489	Pool MA1107	3.50%	07/01/2032	8,976,135
23,141,749	Pool MA1117	3.50%	07/01/2042	21,603,234
22,456,090	Pool MA1136	3.50%	08/01/2042	20,963,324
6,393,779	Pool MA1138	3.50%	08/01/2032	6,289,622
6,795,378	Pool MA1179	3.50%	09/01/2042	6,343,635
1,261,045	Pool MA1201	3.50%	10/01/2032	1,235,628
11,696,450	Pool MA1209	3.50%	10/01/2042	10,918,838
8,514,695	Pool MA1237	3.00%	11/01/2032	8,217,372
1,082,568	Pool MA1242	3.50%	11/01/2042	1,010,595
4,862,377	Pool MA1338	3.00%	02/01/2033	4,687,872
2,687,988	Pool MA1490	3.00%	07/01/2033	2,595,028
3,944,487	Pool MA2114	3.50%	12/01/2044	3,672,234
2,942,207	Pool MA2151	3.50%	01/01/2045	2,739,128
8,643,770	Pool MA2164	3.50%	02/01/2035	8,401,614
8,350,348	Pool MA2166	3.50%	02/01/2045	7,773,938
8,679,917	Pool MA2248	3.00%	04/01/2045	7,727,255
11,194,263	Pool MA2621	3.50%	05/01/2046	10,421,405
13,077,418	Pool MA2649	3.00%	06/01/2046	11,569,102
12,065,827	Pool MA2650	3.50%	06/01/2046	11,232,874
4,051,735	Pool MA2673	3.00%	07/01/2046	3,584,401
14,697,222	Pool MA2711	3.00%	08/01/2046	13,002,081
1,401,953	Pool MA2743	3.00%	09/01/2046	1,240,245
32,667,314	Pool MA2806	3.00%	11/01/2046	29,468,570
10,543,741	Pool MA2833	3.00%	12/01/2046	9,523,253
13,385,034	Pool MA2895	3.00%	02/01/2047	12,011,759
7,685,113	Pool MA3614	3.50%	03/01/2049	7,135,051
1,110,982	Pool MA3894	4.00%	09/01/2031	1,102,620
30,452,214	Pool MA4100	2.00%	08/01/2050	24,791,370
67,167,177	Pool MA4191	2.00%	11/01/2050	52,883,706
78,698,380	Pool MA4306	2.50%	04/01/2051	66,771,215
14,324,744	Pool MA5480	5.50%	09/01/2044	14,665,546
41,361,122	Pool MA5503	5.50%	10/01/2044	41,763,432
20,858,484	Pool MA5806	5.50%	08/01/2045	21,112,742
161,188	Series 2002-70-QZ	5.50%	11/25/2032	164,522
231,101	Series 2002-75-ZG	5.50%	11/25/2032	235,610
627,272	Series 2003-29-ZL	5.00%	04/25/2033	635,068
288,120	Series 2003-64-ZG	5.50%	07/25/2033	294,625
2,461,975	Series 2003-84-PZ	5.00%	09/25/2033	2,498,845
694,396	Series 2004-51-XP (-1 x 30 day avg SOFR US + 7.59%, 0.00% Floor, 7.70% Cap)	3.92%(f)(g)	07/25/2034	80,430
117,977	Series 2005-37-ZK	4.50%	05/25/2035	115,640
1,110,771	Series 2006-101-SA (-1 x 30 day avg SOFR US + 6.47%, 0.00% Floor, 6.58% Cap)	2.80%(f)(g)	10/25/2036	133,849
475,960	Series 2006-123-LI (-1 x 30 day avg SOFR US + 6.21%, 0.00% Floor, 6.32% Cap)	2.54%(f)(g)	01/25/2037	38,871
210,144	Series 2006-16-HZ	5.50%	03/25/2036	215,870
1,636,357	Series 2006-56-SM (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.97%(f)(g)	07/25/2036	137,471

32	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
211,194	Series 2006-93-SN (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)	2.82%(f)(g)	10/25/2036	13,907
2,335,866	Series 2007-109-VZ	5.00%	10/25/2035	2,362,121
309,306	Series 2007-116-BI (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	2.47%(f)(g)	05/25/2037	24,155
1,788,150	Series 2007-14-PS (-1 x 30 day avg SOFR US + 6.70%, 0.00% Floor, 6.81% Cap)	3.03%(f)(g)	03/25/2037	219,103
943,065	Series 2007-30-OI (-1 x 30 day avg SOFR US + 6.33%, 0.00% Floor, 6.44% Cap)	2.66%(f)(g)	04/25/2037	107,838
104,076	Series 2007-30-SI (-1 x 30 day avg SOFR US + 6.00%, 0.00% Floor, 6.11% Cap)	2.33%(f)(g)	04/25/2037	7,166
820,165	Series 2007-32-SG (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	2.32%(f)(g)	04/25/2037	66,857
740,116	Series 2007-57-SX (-1 x 30 day avg SOFR US + 6.51%, 0.00% Floor, 6.62% Cap)	2.84%(f)(g)	10/25/2036	64,529
1,411,960	Series 2007-60-VZ	6.00%	07/25/2037	1,474,043
655,496	Series 2007-71-GZ	6.00%	07/25/2047	688,642
979,090	Series 2007-75-ID (-1 x 30 day avg SOFR US + 5.76%, 0.00% Floor, 5.87% Cap)	2.09%(f)(g)	08/25/2037	102,744
149,311	Series 2007-9-SD (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)	2.87%(f)(g)	03/25/2037	8,994
974,389	Series 2008-29-ZA	4.50%	04/25/2038	969,380
1,900,410	Series 2008-48-BE	5.00%	06/25/2034	1,928,788
256,725	Series 2008-5-MS (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	2.47%(f)(g)	02/25/2038	17,577
88,583	Series 2008-53-LI (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	2.37%(f)(g)	07/25/2038	6,371
204,332	Series 2008-57-SE (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.22%(f)(g)	02/25/2037	14,718
197,171	Series 2008-61-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.22%(f)(g)	07/25/2038	8,738
171,872	Series 2008-62-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.22%(f)(g)	07/25/2038	9,931
555,987	Series 2008-65-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.22%(f)(g)	08/25/2038	49,888
136,863	Series 2008-81-LP	5.50%	09/25/2038	141,275
1,308,280	Series 2009-106-EZ	4.50%	01/25/2040	1,296,784
188,032	Series 2009-111-SE (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	2.47%(f)(g)	01/25/2040	15,088
40,551	Series 2009-16-MZ	5.00%	03/25/2029	40,421
478,707	Series 2009-42-SI (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.22%(f)(g)	06/25/2039	39,485
187,000	Series 2009-47-SA (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	2.32%(f)(g)	07/25/2039	9,302
147,191	Series 2009-48-WS (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	2.17%(f)(g)	07/25/2039	11,892

Principal Amount $	Security Description	Rate	Maturity	Value $
1,327,933	Series 2009-49-S (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.97%(f)(g)	07/25/2039	130,027
186,927	Series 2009-51-BZ	4.50%	07/25/2039	185,422
240,197	Series 2009-54-EZ	5.00%	07/25/2039	242,322
1,033,138	Series 2009-80-PM	4.50%	10/25/2039	1,023,462
738,312	Series 2009-83-Z	4.50%	10/25/2039	731,717
3,123,602	Series 2009-85-ES (-1 x 30 day avg SOFR US + 7.12%, 0.00% Floor, 7.23% Cap)	3.45%(f)(g)	01/25/2036	292,646
5,757,539	Series 2009-85-JS (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.97%(f)(g)	10/25/2039	653,334
348,589	Series 2009-90-IB (-1 x 30 day avg SOFR US + 5.61%, 0.00% Floor, 5.72% Cap)	1.94%(f)(g)	04/25/2037	20,675
141,690	Series 2009-94-BC	5.00%	11/25/2039	144,059
1,446,592	Series 2010-10-SA (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	2.57%(f)(g)	02/25/2040	144,112
501,628	Series 2010-10-ZA	4.50%	02/25/2040	496,901
4,148,546	Series 2010-101-SA (-1 x 30 day avg SOFR US + 4.37%, 0.00% Floor, 4.48% Cap)	0.70%(f)(g)	09/25/2040	130,222
2,139,433	Series 2010-101-ZC	4.50%	09/25/2040	2,115,555
667,280	Series 2010-111-S (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	2.17%(f)(g)	10/25/2050	55,390
829,935	Series 2010-116-Z	4.00%	10/25/2040	799,098
611,884	Series 2010-120-KD	4.00%	10/25/2040	587,749
242,685	Series 2010-126-SU (-11 x 30 day avg SOFR US + 53.74%, 0.00% Floor, 55.00% Cap)	13.39%(g)	11/25/2040	277,120
834,568	Series 2010-128-HZ	4.00%	11/25/2040	802,517
505,940	Series 2010-132-Z	4.50%	11/25/2040	499,383
72,153	Series 2010-137-VS (-3 x 30 day avg SOFR US + 14.66%, 0.00% Floor, 15.00% Cap)	3.65%(g)	12/25/2040	71,852
3,446,694	Series 2010-142-AZ	4.00%	12/25/2040	3,329,038
2,357,168	Series 2010-16-SA (-1 x 30 day avg SOFR US + 5.34%, 0.00% Floor, 5.45% Cap)	1.67%(f)(g)	03/25/2040	154,399
621,269	Series 2010-2-MS (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	2.47%(f)(g)	02/25/2050	73,662
905,797	Series 2010-21-DZ	5.00%	03/25/2040	915,241
411,425	Series 2010-21-KS (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	1.17%(f)(g)	03/25/2040	19,706
396,862	Series 2010-31-SA (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	1.22%(f)(g)	04/25/2040	20,883
459,032	Series 2010-34-PS (-1 x 30 day avg SOFR US + 4.82%, 0.00% Floor, 4.93% Cap)	1.15%(f)(g)	04/25/2040	21,848
105,407	Series 2010-35-ES (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	2.67%(f)(g)	04/25/2040	1,957
7,403	Series 2010-35-SV (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	2.67%(f)(g)	04/25/2040	44
455,749	Series 2010-4-SK (-1 x 30 day avg SOFR US + 6.12%, 0.00% Floor, 6.23% Cap)	2.45%(f)(g)	02/25/2040	38,933
470,582	Series 2010-46-MS (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	1.17%(f)(g)	05/25/2040	23,073
2,646,108	Series 2010-49-ZW	4.50%	05/25/2040	2,623,072

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	33

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
259,060	Series 2010-58-ES (-3 x 30 day avg SOFR US + 12.18%, 0.00% Floor, 12.47% Cap)	2.76%(g)	06/25/2040	235,283
1,704,445	Series 2010-59-MS (-1 x 30 day avg SOFR US + 5.66%, 0.00% Floor, 5.77% Cap)	1.99%(f)(g)	06/25/2040	143,053
130,223	Series 2010-60-VZ	5.00%	10/25/2039	131,876
142,437	Series 2010-61-EL	4.50%	06/25/2040	142,277
1,870,728	Series 2010-64-EZ	5.00%	06/25/2040	1,889,192
1,352,637	Series 2010-79-CZ	4.00%	07/25/2040	1,302,634
682,605	Series 2010-84-ZC	4.50%	08/25/2040	675,966
1,365,206	Series 2010-84-ZD	4.50%	08/25/2040	1,351,930
1,954,927	Series 2010-84-ZG	4.50%	08/25/2040	1,934,298
300,770	Series 2010-9-DS (-1 x 30 day avg SOFR US + 5.19%, 0.50% Floor, 5.30% Cap)	1.52%(f)(g)	02/25/2040	16,904
581,098	Series 2010-94-Z	4.50%	08/25/2040	573,353
2,425,094	Series 2010-99-SG (-5 x 30 day avg SOFR US + 24.43%, 0.00% Floor, 25.00% Cap)	6.08%(g)	09/25/2040	2,513,628
520,021	Series 2011-110-LS (-2 x 30 day avg SOFR US + 9.87%, 0.00% Floor, 10.10% Cap)	2.53%(g)	11/25/2041	422,439
1,037,539	Series 2011-111-CZ	4.00%	11/25/2041	996,300
2,640,502	Series 2011-111-EZ	5.00%	11/25/2041	2,665,078
772,990	Series 2011-111-VZ	4.00%	11/25/2041	742,306
144,794	Series 2011-17-SA (-1 x 30 day avg SOFR US + 6.36%, 0.00% Floor, 6.47% Cap)	2.69%(f)(g)	03/25/2041	10,370
2,227,865	Series 2011-2-GZ	4.00%	02/25/2041	2,158,997
983,461	Series 2011-27-BS (-2 x 30 day avg SOFR US + 8.77%, 0.00% Floor, 9.00% Cap)	1.43%(g)	04/25/2041	861,975
884,526	Series 2011-36-VZ	4.50%	05/25/2041	874,257
2,435,412	Series 2011-37-Z	4.50%	05/25/2041	2,413,292
3,367,960	Series 2011-38-BZ	4.00%	05/25/2041	3,317,097
529	Series 2011-39-CB	3.00%	05/25/2026	528
2,850,246	Series 2011-39-ZD	4.00%	02/25/2041	2,740,128
993,618	Series 2011-40-LZ	4.50%	05/25/2041	981,590
632,159	Series 2011-42-MZ	4.50%	05/25/2041	620,131
2,092,088	Series 2011-45-ZB	4.50%	05/25/2041	2,068,290
7,023,385	Series 2011-51-FJ (30 day avg SOFR US + 0.56%, 0.45% Floor, 7.00% Cap)	4.23%	06/25/2041	6,971,749
473,987	Series 2011-59-MA	4.50%	07/25/2041	473,026
4,226,550	Series 2011-64-DB	4.00%	07/25/2041	4,137,886
2,555,449	Series 2011-77-Z	3.50%	08/25/2041	2,409,422
1,410,864	Series 2012-111-LB	3.50%	05/25/2041	1,349,908
12,752,410	Series 2012-111-MJ	4.00%	04/25/2042	12,150,658
11,924,128	Series 2012-122-DB	3.00%	11/25/2042	10,949,148
2,790,172	Series 2012-14-BZ	4.00%	03/25/2042	2,699,671
7,145,556	Series 2012-20-ZT	3.50%	03/25/2042	6,764,981
5,970,251	Series 2012-70-FY (30 day avg SOFR US + 0.56%, 0.45% Floor, 7.00% Cap)	4.23%	07/25/2042	5,913,327
13,913,582	Series 2012-86-ZC	3.50%	08/25/2042	13,096,501
9,979,234	Series 2012-99-QE	3.00%	09/25/2042	9,167,797
16,962,973	Series 2013-130-ZE	3.00%	01/25/2044	15,254,301
21,553,559	Series 2013-133-ZT	3.00%	01/25/2039	20,356,795
994,109	Series 2013-58-SC (-2 x 30 day avg SOFR US + 5.83%, 0.00% Floor, 6.00% Cap)	0.34%(g)	06/25/2043	543,123
1,916,257	Series 2013-81-ZQ	3.00%(i)	08/25/2043	1,345,799
4,139,002	Series 2013-82-SH (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	2.27%(f)(g)	12/25/2042	291,873
117,713	Series 2014-46-NZ	3.00%(i)	06/25/2043	83,945
37,953,213	Series 2014-64-NZ	3.00%	10/25/2044	34,098,411
13,310,815	Series 2014-67-DZ	3.00%	10/25/2044	12,110,153
25,684,004	Series 2014-77-VZ	3.00%	11/25/2044	23,373,031
33,945,336	Series 2014-84-KZ	3.00%	12/25/2044	31,050,264
1,957,426	Series 2015-11-A	3.00%	05/25/2034	1,934,299

Principal Amount $	Security Description	Rate	Maturity	Value $
14,708,016	Series 2015-49-A	3.00%	03/25/2044	14,107,361
9,689,438	Series 2015-52-GZ	3.00%	07/25/2045	8,732,005
27,124,362	Series 2015-88-BA	3.00%	04/25/2044	26,173,471
2,034,878	Series 2015-94-MA	3.00%	01/25/2046	1,816,513
4,781,987	Series 2016-2-JA	2.50%	02/25/2046	4,612,921
366,438	Series 2016-79-EP	3.00%	01/25/2044	364,474
6,126,464	Series 2016-95-AG	2.50%	06/25/2037	5,791,987
10,557,419	Series 2017-57-BC	3.00%	08/25/2057	9,228,948
7,801,721	Series 2018-21-IO	3.00%(f)	04/25/2048	1,309,093
12,885,823	Series 2018-21-PO	0.00%(j)	04/25/2048	9,402,316
32,681,713	Series 2018-27-AO	0.00%(j)	05/25/2048	24,931,412
7,456,694	Series 2018-65-DA	3.00%	09/25/2048	6,684,213
22,818,629	Series 2018-7-CD	3.00%	02/25/2048	20,714,660
17,250,928	Series 2018-85-PO	0.00%(j)	12/25/2048	13,237,952
11,795,646	Series 2019-69-DS (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.22%(f)(g)	12/25/2049	1,311,658
35,005,855	Series 2019-78-ZB	3.00%	01/25/2050	30,367,145
192,196,748	Series 2019-M16-X	1.16%(b)(f)	07/25/2031	6,219,948
453,646,792	Series 2019-M18-X	0.73%(b)(f)	08/25/2029	7,773,646
191,968,497	Series 2019-M24-2XA	1.15%(b)(f)	03/25/2031	8,710,244
251,168,230	Series 2019-M24-XA	1.24%(b)(f)	03/25/2029	6,946,987
148,745,677	Series 2019-M7-X	0.33%(b)(f)	04/25/2029	1,313,127
26,468,699	Series 2020-47-GL	2.00%	05/25/2046	23,798,632
7,264,848	Series 2020-53-CG	2.00%	08/25/2050	6,106,225
40,120,895	Series 2020-54-AB	1.00%	08/25/2050	31,144,892
8,901,222	Series 2020-54-AS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	2.37%(f)(g)	08/25/2050	1,060,222
10,581,730	Series 2020-59-QZ	3.00%	08/25/2040	9,591,388
15,258,212	Series 2020-61-AI	3.00%(f)	09/25/2050	2,098,122
7,217,047	Series 2020-61-DC	1.50%	09/25/2060	5,468,563
27,353,238	Series 2020-61-DI	3.00%(f)	09/25/2060	4,947,522
19,886,672	Series 2020-96-BI	3.00%(f)	01/25/2051	3,409,353
19,530,091	Series 2020-97-EI	2.00%(f)	01/25/2051	2,554,930
22,311,231	Series 2020-99-IQ	3.00%(f)	01/25/2051	3,860,251
322,798,228	Series 2020-M10-X2	1.72%(b)(f)	12/25/2030	17,149,495
146,337,404	Series 2020-M10-X8	0.71%(b)(f)	12/25/2027	738,653
69,844,701	Series 2020-M13-X2	1.22%(b)(f)	09/25/2030	1,997,370
436,576,541	Series 2020-M15-X1	1.45%(b)(f)	09/25/2031	24,651,207
92,276,646	Series 2020-M27-X1	0.86%(b)(f)	03/25/2031	2,004,443
122,502,820	Series 2020-M54-X	1.43%(b)(f)	12/25/2033	7,532,564
52,391,039	Series 2020-M7-X2	1.24%(b)(f)	03/25/2031	1,833,372
9,465,050	Series 2021-1-PA	1.00%	11/25/2050	7,230,015
13,347,700	Series 2021-13-AK	2.00%	01/25/2049	11,753,645
10,359,715	Series 2021-21-DK	2.00%	07/25/2043	9,069,978
5,638,957	Series 2021-28-KF (30 day avg SOFR US + 0.75%, 0.75% Floor, 4.00% Cap)	4.00%	05/25/2051	4,548,898
19,578,193	Series 2021-28-LB	2.00%	04/25/2051	16,335,966
35,474,343	Series 2021-3-KI	2.50%(f)	02/25/2051	5,338,640
17,259,636	Series 2021-3-QI	2.50%(f)	02/25/2051	2,668,036
20,243,064	Series 2021-40-BA	3.00%	01/25/2051	17,908,505
31,640,707	Series 2021-43-EI	3.00%(f)	07/25/2051	5,479,190
62,257,820	Series 2021-43-LI	3.00%(f)	07/25/2051	11,114,627
19,940,927	Series 2021-52-JI	2.50%(f)	07/25/2051	1,829,532
24,495,537	Series 2021-56-NI	2.50%(f)	09/25/2051	2,430,810
24,015,283	Series 2021-58-SA (-1 x 30 day avg SOFR US + 2.65%, 0.00% Floor, 2.65% Cap)	0.00%(f)(g)	09/25/2051	59,618
16,854,398	Series 2021-63-G	2.00%	06/25/2049	13,886,045
27,127,655	Series 2021-69-MI	2.50%(f)	10/25/2051	2,908,917
76,136,725	Series 2021-70-S (-1 x 30 day avg SOFR US + 3.75%, 0.00% Floor, 3.75% Cap)	0.09%(f)(g)	10/25/2049	2,202,536
18,362,027	Series 2021-73-JA	2.50%	05/25/2049	16,280,586
16,128,110	Series 2021-85-C	2.50%	03/25/2049	14,316,338
19,353,732	Series 2021-85-CJ	2.50%	03/25/2049	17,179,606
19,353,732	Series 2021-85-CK	2.50%	03/25/2049	17,179,606
22,021,653	Series 2021-85-DI	3.00%(f)	12/25/2051	3,770,715
41,101,337	Series 2021-86-MA	2.50%	11/25/2047	37,408,168
20,910,465	Series 2021-88-LB	2.50%	03/25/2050	18,277,817
26,295,819	Series 2021-9-CA	2.00%	03/25/2051	21,982,858
19,652,942	Series 2021-92-M	2.50%	01/25/2049	17,510,356
6,690,000	Series 2021-M12-2A1	2.13%(b)	05/25/2033	6,320,317
879,458,857	Series 2021-M14-X	0.98%(b)(f)	10/25/2031	15,408,823

34	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
170,924,429	Series 2021-M3-X2	0.89%(b)(f)	08/25/2033	4,096,512
12,704,184	Series 2021-M5-A1	1.46%(b)	01/25/2033	12,122,484
112,396,947	Series 2022-3-AB	2.00%	11/25/2047	100,488,974
2,056,831	Series 2022-3-EV	2.00%	08/25/2033	1,866,378
60,401,415	Series 2022-3-NZ	2.00%(i)	02/25/2052	37,195,409
12,467,581	Series 2022-4-LG	3.00%	02/25/2052	11,483,689
24,780,740	Series 2022-6-M	2.50%	06/25/2050	21,922,239
13,487,305	Series 2022-86-IO	2.50%(f)	05/25/2050	1,889,558
661,318,993	Series 2022-M2-X	0.36%(b)(f)	01/25/2032	10,573,962
12,369,996	Series 2022-M4-A1X	2.46%(b)	05/25/2030	11,802,150
96,165,526	Series 2023-2-IO	3.00%(f)	12/25/2051	15,776,849
16,726,854	Series 2023-29-DO	0.00%(j)	11/25/2050	11,826,625
79,207,222	Series 2023-39-IO	3.00%(f)	10/25/2052	13,267,012
61,862,254	Series 2023-51-BI	3.50%(f)	04/25/2053	11,860,658
68,756	Series 2023-M1S-A1X	4.50%(b)	07/25/2033	68,580
11,651,574	Series 2024-101-CD	5.00%	05/25/2051	11,682,064
41,900,324	Series 2024-70-FB (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.50% Cap)	4.76%	10/25/2054	42,043,665
8,416,238	Series 2024-73-FB (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	4.86%	10/25/2054	8,460,469
43,063,661	Series 2024-81-FE (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	4.81%	07/25/2054	43,249,025
51,999,953	Series 2024-9-BI	3.00%(f)	03/25/2051	8,602,404
52,472,673	Series 2025-102-FA (30 day avg SOFR US + 1.05%, 1.05% Floor, 6.50% Cap)	4.71%	12/25/2055	52,605,124
62,360,483	Series 2025-32-FE (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.50% Cap)	4.76%	05/25/2055	62,574,685
29,789,436	Series 2025-77-PA	5.00%	05/25/2055	29,764,603
54,506,568	Series 2025-95-FB (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	4.81%	10/25/2055	54,739,671
80,000,000	Series 2026-20-NA	4.00%	02/25/2052	77,255,488
32,328,000	Series 2026-22-AB	4.00%	03/25/2054	31,025,156
2,059,547	Series 400-S4 (-1 x 30 day avg SOFR US + 5.34%, 0.00% Floor, 5.45% Cap)	1.67%(f)(g)	11/25/2039	136,025
21,395,319	Series 412-A3	3.00%	08/25/2042	19,088,724
34,633,512	Series 426-C51	2.50%(f)	09/25/2050	5,237,254
47,451,558	Series 427-C69	3.00%(f)	03/25/2047	7,173,165
75,215,161	Series 427-C71	3.00%(f)	10/25/2049	11,908,449
27,529,725	Series 428-C17	3.00%(f)	04/25/2050	4,061,307
24,390,243	Series 432-C11	3.00%(f)	08/25/2052	4,081,166
97,780,822	Series 434-C33	2.50%(f)	12/25/2052	14,839,022
	Freddie Mac Seasoned Credit Risk Transfer Trust
13,991,243	Series 2018-3-HA	3.00%	08/25/2057	13,178,738
13,893,461	Series 2020-2-MT	2.00%	11/25/2059	11,174,862
	Freddie Mac Whole Loan Securities Trust
6,123,667	Series 2015-SC02-1A	3.00%	09/25/2045	5,373,186
4,013,601	Series 2016-SC01-1A	3.00%	07/25/2046	3,472,988
	Ginnie Mae II Pool
21,395,596	Pool 785310	2.50%	02/20/2051	18,433,155
35,061,250	Pool 785346	2.00%	03/20/2051	28,611,284
10,623,516	Pool 785350	2.00%	01/20/2051	8,573,140
19,783,869	Pool 785374	2.50%	03/20/2051	17,113,409
71,519,868	Pool 785401	2.50%	10/20/2050	61,218,650
100,708,267	Pool 785412	2.50%	03/20/2051	86,763,356
22,971,690	Pool 785595	2.50%	03/20/2051	19,849,289
43,340,945	Pool 785609	2.50%	08/20/2051	37,398,505
10,927,506	Pool 785638	2.50%	08/20/2051	9,470,140
25,356,640	Pool 785639	2.50%	08/20/2051	21,845,573
10,251,161	Pool 785680	2.50%	10/20/2051	8,831,656
44,133,819	Pool 785717	3.00%	11/20/2051	39,180,569
7,327,535	Pool CB2017	2.50%	03/20/2051	6,313,041
7,095,746	Pool CB4182	2.50%	03/20/2051	6,113,243
1,766,802	Pool CB5487	2.50%	03/20/2051	1,495,922
6,643,171	Pool CB9135	2.50%	04/20/2051	5,772,613
6,746,026	Pool CH0426	2.50%	02/20/2052	5,745,064
5,655,768	Pool CI0294	2.50%	01/20/2052	4,704,728

Principal Amount $	Security Description	Rate	Maturity	Value $
23,516,314	Pool CI6428	2.50%	01/20/2052	20,027,159
454,070	Pool MA2511	3.50%	01/20/2045	413,968
13,601,941	Pool MA5076	3.00%	03/20/2048	12,290,165
8,654,096	Pool MA7255	2.50%	03/20/2051	7,455,270
	Government National Mortgage Association
19,929,244	Pool 786510	3.00%	02/20/2052	17,531,323
2,715,417	Series 2003-67-SP (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	3.31%(f)(g)	08/20/2033	19,954
1,131,503	Series 2003-86-ZK	5.00%	10/20/2033	1,128,585
741,893	Series 2004-49-Z	6.00%	06/20/2034	745,929
1,336,306	Series 2004-83-CS (-1 x 1 mo. Term SOFR + 5.97%, 0.00% Floor, 6.08% Cap)	2.29%(f)(g)	10/20/2034	49,694
346,355	Series 2005-21-ZPool 2005-2	5.00%	03/20/2035	346,391
254,831	Series 2006-24-CX (-7 x 1 mo. Term SOFR + 39.13%, 0.00% Floor, 39.97% Cap)	12.18%(g)	05/20/2036	288,142
1,078,572	Series 2007-26-SJ (-1 x 1 mo. Term SOFR + 4.58%, 0.00% Floor, 4.69% Cap)	0.90%(f)(g)	04/20/2037	2,303
1,454,894	Series 2008-2-SM (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	2.71%(f)(g)	01/16/2038	95,525
2,708,123	Series 2008-42-AI (-1 x 1 mo. Term SOFR + 7.58%, 0.00% Floor, 7.69% Cap)	3.90%(f)(g)	05/16/2038	294,138
992,823	Series 2008-43-SH (-1 x 1 mo. Term SOFR + 6.22%, 0.00% Floor, 6.34% Cap)	2.55%(f)(g)	05/20/2038	13,178
1,161,067	Series 2008-51-SC (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	2.46%(f)(g)	06/20/2038	76,231
952,618	Series 2008-51-SE (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	2.46%(f)(g)	06/16/2038	65,864
317,933	Series 2008-82-SM (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	2.26%(f)(g)	09/20/2038	1,598
431,154	Series 2008-83-SD (-1 x 1 mo. Term SOFR + 6.45%, 0.00% Floor, 6.56% Cap)	2.77%(f)(g)	11/16/2036	4,137
2,036,090	Series 2009-10-NS (-1 x 1 mo. Term SOFR + 6.54%, 0.00% Floor, 6.65% Cap)	2.86%(f)(g)	02/16/2039	173,860
2,370,104	Series 2009-106-VZ	4.50%	11/20/2039	2,350,963
294,784	Series 2009-24-SN (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	2.31%(f)(g)	09/20/2038	4,972
1,388,939	Series 2009-32-ZE	4.50%	05/16/2039	1,383,819
10,392	Series 2009-41-ZQ	4.50%(i)	06/16/2039	10,420
1,050,577	Series 2009-48-Z	5.00%	06/16/2039	1,052,348
6,220	Series 2009-50-KP	4.50%	06/20/2039	6,206
332,791	Series 2009-69-TS (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	2.41%(f)(g)	04/16/2039	8,483
1,071,346	Series 2009-75-GZ	4.50%	09/20/2039	1,073,323
2,216,906	Series 2010-1-SA (-1 x 1 mo. Term SOFR + 5.64%, 0.00% Floor, 5.75% Cap)	1.96%(f)(g)	01/16/2040	167,296
2,317,593	Series 2010-106-PS (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	2.26%(f)(g)	03/20/2040	47,346
1,927,204	Series 2010-25-ZB	4.50%	02/16/2040	1,913,722
16,140,618	Series 2010-26-QS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	2.46%(f)(g)	02/20/2040	1,663,802

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	35

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
1,356,173	Series 2010-42-AY	5.00%	11/20/2039	1,385,436
3,218,247	Series 2010-42-ES (-1 x 1 mo. Term SOFR + 5.57%, 0.00% Floor, 5.68% Cap)	1.89%(f)(g)	04/20/2040	272,726
305,932	Series 2010-61-AS (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	2.76%(f)(g)	09/20/2039	16,488
4,182,598	Series 2010-62-SB (-1 x 1 mo. Term SOFR + 5.64%, 0.00% Floor, 5.75% Cap)	1.96%(f)(g)	05/20/2040	338,935
2,074,116	Series 2011-18-SN (-2 x 1 mo. Term SOFR + 9.27%, 0.00% Floor, 9.50% Cap)	1.92%(g)	12/20/2040	1,878,476
2,077,190	Series 2011-18-YS (-2 x 1 mo. Term SOFR + 9.27%, 0.00% Floor, 9.50% Cap)	1.92%(g)	12/20/2040	1,867,975
625,374	Series 2011-69-OC	0.00%(j)	05/20/2041	504,712
5,936,482	Series 2011-69-SB (-1 x 1 mo. Term SOFR + 5.24%, 0.00% Floor, 5.35% Cap)	1.56%(f)(g)	05/20/2041	455,071
2,224,147	Series 2011-72-AS (-1 x 1 mo. Term SOFR + 5.27%, 0.00% Floor, 5.38% Cap)	1.59%(f)(g)	05/20/2041	186,596
1,604,503	Series 2011-72-SK (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	2.36%(f)(g)	05/20/2041	145,907
5,970,899	Series 2013-116-LS (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	2.36%(f)(g)	08/20/2043	644,011
7,817,763	Series 2013-136-CS (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	2.41%(f)(g)	09/16/2043	762,048
13,883,263	Series 2013-182-WZ	2.50%	12/20/2043	12,444,376
2,375,367	Series 2013-186-SG (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	2.46%(f)(g)	02/16/2043	161,272
4,076,148	Series 2013-26-MS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	2.46%(f)(g)	02/20/2043	441,177
656,495	Series 2013-34-PL	3.00%	03/20/2042	652,800
7,136,405	Series 2014-163-PS (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.81%(f)(g)	11/20/2044	643,746
7,432,822	Series 2014-167-SA (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.81%(f)(g)	11/20/2044	644,770
12,935,720	Series 2014-21-SE (-1 x 1 mo. Term SOFR + 5.44%, 0.00% Floor, 5.55% Cap)	1.76%(f)(g)	02/20/2044	1,063,440
7,609,488	Series 2014-39-SK (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	2.41%(f)(g)	03/20/2044	822,357
7,698,876	Series 2014-59-DS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)	2.46%(f)(g)	04/16/2044	645,648
8,022,412	Series 2016-108-SM (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	2.31%(f)(g)	08/20/2046	1,117,771
12,884,801	Series 2018-40-AZ	3.00%(i)	10/20/2047	10,872,085
8,982,234	Series 2019-153-GF (1 mo. Term SOFR + 0.56%, 0.45% Floor, 6.50% Cap)	4.24%	12/20/2049	8,824,777
15,121,839	Series 2020-104-AI	3.00%(f)	07/20/2050	2,519,447
9,705,421	Series 2020-104-EI	3.00%(f)	07/20/2050	1,628,508
8,563,532	Series 2020-112-LS (-1 x 30 day avg SOFR US + 6.20%, 0.00% Floor, 6.20% Cap)	2.53%(f)(g)	08/20/2050	1,154,681

Principal Amount $	Security Description	Rate	Maturity	Value $
34,821,927	Series 2020-115-IG	2.50%(f)	08/20/2050	4,946,159
16,412,311	Series 2020-138-IC	3.50%(f)	08/20/2050	2,873,740
119,922,592	Series 2020-140-ES (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.51%(f)(g)	09/20/2050	16,619,029
30,988,767	Series 2020-140-SG (-1 x 1 mo. Term SOFR + 6.24%, 0.00% Floor, 6.35% Cap)	2.56%(f)(g)	09/20/2050	4,578,996
38,714,840	Series 2020-146-CI	2.50%(f)	10/20/2050	5,510,907
22,110,230	Series 2020-146-KI	2.50%(f)	10/20/2050	3,235,290
47,090,005	Series 2020-148-AI	2.50%(f)	10/20/2050	6,807,336
93,138,735	Series 2020-151-MI	2.50%(f)	10/20/2050	13,602,307
84,325,787	Series 2020-153-EI	2.50%(f)	10/20/2050	11,971,150
35,890,781	Series 2020-160-IA	2.50%(f)	10/20/2050	4,967,919
9,219,203	Series 2020-160-IM	2.50%(f)	10/20/2050	1,347,575
100,961,143	Series 2020-162-JI	2.50%(f)	10/20/2050	14,863,802
31,003,847	Series 2020-162-QS (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.51%(f)(g)	10/20/2050	4,399,399
42,505,240	Series 2020-166-SM (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.51%(f)(g)	11/20/2050	5,727,471
59,000,796	Series 2020-167-BI	2.50%(f)	11/20/2050	8,587,890
44,603,541	Series 2020-167-DI	2.50%(f)	11/20/2050	6,490,386
28,354,000	Series 2020-167-IA	2.50%(f)	11/20/2050	4,262,199
68,407,169	Series 2020-167-JI	2.50%(f)	11/20/2050	10,245,875
12,708,773	Series 2020-167-NS (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.51%(f)(g)	11/20/2050	1,772,235
24,316,652	Series 2020-167-YK	1.20%	11/20/2050	18,539,648
105,774,987	Series 2020-173-MI	2.50%(f)	11/20/2050	15,544,100
33,184,507	Series 2020-175-MI	2.50%(f)	11/20/2050	4,755,410
32,286,023	Series 2020-175-SC (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.51%(f)(g)	11/20/2050	4,555,726
23,858,390	Series 2020-181-AI	2.50%(f)	12/20/2050	3,361,342
40,141,132	Series 2020-181-BI	2.50%(f)	12/20/2050	5,801,610
25,212,461	Series 2020-181-SA (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.51%(f)(g)	12/20/2050	3,426,827
24,570,474	Series 2020-181-YM	1.17%	12/20/2050	18,690,715
54,332,075	Series 2020-185-AI	2.50%(f)	12/20/2050	7,768,846
40,503,115	Series 2020-185-KI	2.50%(f)	12/20/2050	5,669,533
34,621,245	Series 2020-185-MI	2.50%(f)	12/20/2050	5,072,525
38,879,929	Series 2020-187-AI	2.50%(f)	12/20/2050	5,752,880
81,660,396	Series 2020-188-BI	2.50%(f)	12/20/2050	12,623,121
4,573,369	Series 2020-188-DI	2.50%(f)	12/20/2050	667,455
21,999,992	Series 2020-188-GI	2.00%(f)	12/20/2050	2,433,582
32,227,255	Series 2020-188-IQ	3.00%(f)	10/20/2050	5,458,910
76,977,911	Series 2020-188-KI	2.50%(f)	12/20/2050	10,482,067
30,584,125	Series 2020-188-NS (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.51%(f)(g)	12/20/2050	4,143,063
4,523,623	Series 2020-4-H	2.50%	10/20/2049	3,953,824
7,495,549	Series 2020-79-KG	1.30%	06/20/2050	5,886,510
14,240,134	Series 2020-98-SA (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	2.36%(f)(g)	07/20/2050	1,913,863
68,980,423	Series 2021-1-EI	2.00%(f)	01/20/2051	8,341,030
29,071,003	Series 2021-1-IA	2.50%(f)	01/20/2051	4,195,123
63,556,348	Series 2021-10-IO	0.99%(b)(f)	05/16/2063	4,803,246
112,703,581	Series 2021-100-IO	0.97%(b)(f)	06/16/2063	7,542,259
26,827,775	Series 2021-105-MI	3.00%(f)	06/20/2051	3,727,585
54,573,740	Series 2021-107-QI	2.50%(f)	06/20/2051	8,010,306
125,240,066	Series 2021-110-IO	0.88%(b)(f)	11/16/2063	8,243,476
20,187,652	Series 2021-114-SB (-1 x 1 mo. Term SOFR + 2.49%, 0.00% Floor, 2.60% Cap)	0.00%(f)(g)	06/20/2051	34,256
37,244,236	Series 2021-116-IA	2.50%(f)	06/20/2051	5,277,147
37,357,432	Series 2021-116-XI	3.50%(f)	03/20/2051	6,861,596
17,375,316	Series 2021-117-IJ	3.50%(f)	06/20/2051	2,719,056

36	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
13,412,191	Series 2021-117-SH (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.51%(f)(g)	07/20/2051	1,433,004
228,115,464	Series 2021-12-IO	0.96%(b)(f)	03/16/2063	15,427,175
54,677,264	Series 2021-121-TI	3.00%(f)	07/20/2051	6,833,461
94,141,837	Series 2021-122-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%(f)(g)	07/20/2051	383,261
20,316,744	Series 2021-125-IO	3.00%(f)	06/20/2051	2,845,405
51,604,910	Series 2021-135-GI	3.00%(f)	08/20/2051	9,200,861
63,681,593	Series 2021-135-SK (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.51%(f)(g)	08/20/2051	6,658,573
52,171,891	Series 2021-136-EI	3.00%(f)	08/20/2051	8,791,318
33,300,853	Series 2021-138-IL	3.00%(f)	08/20/2051	5,643,869
34,573,074	Series 2021-138-KI	3.00%(f)	08/20/2051	5,969,124
53,497,617	Series 2021-138-NI	3.00%(f)	08/20/2051	6,545,824
49,154,459	Series 2021-138-PS (-1 x 30 day avg SOFR US + 3.75%, 0.00% Floor, 3.75% Cap)	0.08%(f)(g)	08/20/2051	859,805
12,394,304	Series 2021-139-BI	3.50%(f)	08/20/2051	2,013,284
39,508,523	Series 2021-140-IJ	3.00%(f)	08/20/2051	6,627,978
26,708,674	Series 2021-142-IO	3.00%(f)	08/20/2051	4,673,967
99,571,403	Series 2021-142-XI	3.00%(f)	08/20/2051	17,456,460
107,261,801	Series 2021-143-IO	0.97%(b)(f)	10/16/2063	7,248,806
80,020,540	Series 2021-144-IO	0.82%(b)(f)	04/16/2063	4,759,158
191,659,182	Series 2021-15-BI	2.50%(f)	01/20/2051	27,684,498
82,724,306	Series 2021-150-IO	1.04%(b)(f)	11/16/2063	6,457,931
63,939,476	Series 2021-151-IO	0.91%(b)(f)	04/16/2063	4,331,797
66,421,396	Series 2021-154-KI	3.00%(f)	09/20/2051	8,344,679
73,787,181	Series 2021-154-TI	3.00%(f)	09/20/2051	8,858,660
23,642,358	Series 2021-155-IE	3.00%(f)	09/20/2051	4,135,959
65,174,888	Series 2021-155-KI	4.00%(f)	09/20/2051	11,874,206
32,431,687	Series 2021-155-S (-1 x 30 day avg SOFR US + 3.20%, 0.00% Floor, 3.20% Cap)	0.00%(f)(g)	09/20/2051	468,635
32,962,495	Series 2021-155-SG (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.51%(f)(g)	09/20/2051	4,703,214
22,271,653	Series 2021-157-IO	0.88%(b)(f)	09/16/2063	1,352,179
38,508,972	Series 2021-158-IO	3.00%(f)	09/20/2051	6,746,845
53,956,036	Series 2021-158-IV	2.50%(f)	09/20/2051	7,745,804
20,301,365	Series 2021-160-IA	3.00%(f)	09/20/2051	3,384,382
65,165,260	Series 2021-160-SQ (-1 x 30 day avg SOFR US + 2.65%, 0.00% Floor, 3.00% Cap)	0.00%(f)(g)	09/20/2051	1,537,301
29,034,377	Series 2021-160-WI	2.50%(f)	09/20/2051	3,892,119
34,286,780	Series 2021-160-XI	3.00%(f)	09/20/2051	6,062,582
36,019,769	Series 2021-161-KI	3.50%(f)	09/20/2051	6,891,529
66,513,459	Series 2021-161-UI	3.00%(f)	09/20/2051	11,544,861
34,760,923	Series 2021-161-VI	3.00%(f)	09/20/2051	4,077,686
24,216,903	Series 2021-162-DI	3.00%(f)	09/20/2051	4,000,119
19,602,434	Series 2021-165-GI	2.50%(f)	09/20/2051	2,860,140
14,250,756	Series 2021-170-IO	0.99%(b)(f)	05/16/2063	1,025,714
33,235,614	Series 2021-175-IM	3.00%(f)	10/20/2051	5,294,430
13,688,605	Series 2021-175-IN	2.50%(f)	07/20/2051	1,916,416
43,836,752	Series 2021-175-IU	2.50%(f)	09/20/2051	6,153,352
36,413,585	Series 2021-176-TI	4.00%(f)	10/20/2051	6,712,313
96,687,123	Series 2021-177-IA	2.50%(f)	10/20/2051	14,326,508
55,342,513	Series 2021-180-IO	0.92%(b)(f)	11/16/2063	3,763,485
66,508,544	Series 2021-184-IO	0.89%(b)(f)	12/16/2061	4,378,683
22,877,087	Series 2021-188-IA	3.00%(f)	10/20/2051	3,819,622
41,653,078	Series 2021-188-IN	2.50%(f)	10/20/2051	5,983,540
28,735,544	Series 2021-188-IT	2.50%(f)	10/20/2051	4,199,329
19,410,640	Series 2021-188-IW	3.00%(f)	10/20/2051	3,283,527
148,390,637	Series 2021-189-IO	0.88%(b)(f)	06/16/2061	9,136,159
19,739,437	Series 2021-191-BI	2.50%(f)	10/20/2051	2,887,988
39,365,893	Series 2021-191-CI	2.50%(f)	10/20/2051	5,881,579
24,531,224	Series 2021-192-AI	3.00%(f)	10/20/2051	4,368,989
48,671,963	Series 2021-193-I	3.00%(f)	06/20/2051	7,337,921
3,617,880	Series 2021-193-SW (-1 x 30 day avg SOFR US + 2.55%, 0.00% Floor, 2.55% Cap)	0.00%(f)(g)	11/20/2051	16,080
58,693,478	Series 2021-196-IO	2.50%(f)	11/20/2051	8,313,309

Principal Amount $	Security Description	Rate	Maturity	Value $
58,428,565	Series 2021-2-IO	0.88%(b)(f)	06/16/2063	3,667,590
28,300,966	Series 2021-20-IO	1.14%(b)(f)	08/16/2062	2,223,358
82,403,054	Series 2021-200-IO	0.89%(b)(f)	11/16/2063	5,445,573
159,095,229	Series 2021-204-IO	0.88%(b)(f)	01/16/2064	10,760,756
21,760,345	Series 2021-205-DI	2.50%(f)	11/20/2051	3,151,122
172,478,541	Series 2021-208-IO	0.76%(b)(f)	06/16/2064	9,069,991
174,475,640	Series 2021-210-IO	0.98%(b)(f)	05/16/2062	12,130,558
49,986,872	Series 2021-211-IO	0.97%(b)(f)	01/16/2063	3,385,291
27,716,617	Series 2021-213-IH	3.00%(f)	12/20/2051	4,946,801
133,035,258	Series 2021-217-IO	0.79%(b)(f)	09/16/2063	7,696,808
283,069,653	Series 2021-219-IO	0.76%(b)(f)	02/16/2064	16,175,251
245,753,392	Series 2021-22-IO	0.97%(b)(f)	05/16/2063	16,740,180
7,984,786	Series 2021-226-TI	2.50%(f)	12/20/2051	1,152,434
60,700,647	Series 2021-24-XI	2.00%(f)	02/20/2051	6,853,243
28,445,509	Series 2021-24-YD	1.20%	02/20/2051	22,149,926
9,778,472	Series 2021-25-EI	2.50%(f)	02/20/2051	1,451,350
17,620,934	Series 2021-30-IB	2.50%(f)	02/20/2051	2,579,284
21,630,758	Series 2021-30-WI	2.50%(f)	02/20/2051	3,069,167
25,149,577	Series 2021-35-IO	1.03%(b)(f)	12/16/2062	1,778,329
73,076,543	Series 2021-35-IX	1.20%(b)(f)	12/16/2062	6,015,661
31,316,277	Series 2021-40-IO	0.82%(b)(f)	02/16/2063	1,871,251
555,934,242	Series 2021-45-IO	0.81%(b)(f)	04/16/2063	33,161,922
27,133,810	Series 2021-49-NI	2.50%(f)	03/20/2051	3,840,557
37,779,630	Series 2021-49-QI	2.50%(f)	03/20/2049	4,162,960
27,444,564	Series 2021-52-IO	0.72%(b)(f)	04/16/2063	1,453,593
60,167,104	Series 2021-57-JI	3.00%(f)	03/20/2051	10,109,445
6,665,682	Series 2021-58-HP	3.00%	08/20/2050	5,921,508
83,378,117	Series 2021-58-IE	3.00%(f)	07/20/2050	14,014,627
196,820,311	Series 2021-60-IO	0.83%(b)(f)	05/16/2063	11,720,630
64,916,137	Series 2021-64-IG	3.00%(f)	04/20/2051	10,915,395
221,065,174	Series 2021-65-IO	0.87%(b)(f)	08/16/2063	14,083,532
32,342,238	Series 2021-7-IP	3.50%(f)	07/20/2050	6,070,289
77,535,248	Series 2021-7-KI	2.50%(f)	01/20/2051	11,200,315
49,070,751	Series 2021-7-MI	2.50%(f)	01/20/2051	7,230,340
314,777,388	Series 2021-70-IO	0.70%(b)(f)	04/16/2063	16,087,422
151,285,531	Series 2021-71-IO	0.86%(b)(f)	10/16/2062	9,775,073
150,979,482	Series 2021-72-IO	0.56%(b)(f)	01/16/2061	6,128,755
86,026,736	Series 2021-74-CI	3.00%(f)	12/20/2050	14,454,049
83,375,558	Series 2021-77-SJ (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00%(f)(g)	05/20/2051	1,928,101
9,538,413	Series 2021-78-IC	4.00%(f)	05/20/2051	1,676,478
48,716,225	Series 2021-8-IO	3.00%(f)	01/20/2051	8,369,477
56,812,220	Series 2021-80-IO	0.90%(b)(f)	12/16/2062	3,810,049
298,530,349	Series 2021-85-IO	0.69%(b)(f)	03/16/2063	14,846,034
38,443,120	Series 2021-87-ET	2.00%	05/20/2051	31,712,364
50,924,783	Series 2021-9-AI	2.00%(f)	01/20/2051	6,089,117
93,866,074	Series 2021-9-MI	2.50%(f)	01/20/2051	13,692,526
31,000,217	Series 2021-94-IO	0.83%(b)(f)	02/16/2063	1,835,272
36,569,829	Series 2021-96-TS (-1 x 30 day avg SOFR US + 3.25%, 0.00% Floor, 3.25% Cap)	0.00%(f)(g)	06/20/2051	527,216
33,430,931	Series 2021-97-NI	2.50%(f)	08/20/2049	3,826,835
52,348,990	Series 2021-97-QK	2.00%	06/20/2051	43,655,802
28,370,074	Series 2021-97-SH (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00%(f)(g)	06/20/2051	561,330
91,468,222	Series 2021-98-IG	3.00%(f)	06/20/2051	16,018,363
20,949,856	Series 2021-98-MI	2.50%(f)	06/20/2051	3,037,436
22,456,641	Series 2021-98-SB (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.51%(f)(g)	06/20/2051	2,595,532
56,031,707	Series 2021-98-ST (-1 x 30 day avg SOFR US + 2.73%, 0.00% Floor, 2.73% Cap)	0.00%(f)(g)	03/20/2051	178,775
7,124,230	Series 2021-98-SW (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.51%(f)(g)	06/20/2051	717,549
39,697,267	Series 2021-99-IO	0.58%(b)(f)	05/16/2061	1,611,098
195,317,147	Series 2022-102-IO	0.48%(b)(f)	06/16/2064	6,813,951
84,581,437	Series 2022-13-IO	0.83%(b)(f)	01/16/2063	5,112,009
54,094,445	Series 2022-137-DI	2.50%(f)	02/20/2051	7,673,816
56,518,473	Series 2022-137-EI	2.50%(f)	06/20/2051	8,210,201
71,822,086	Series 2022-137-IO	3.00%(f)	01/20/2052	9,281,446
109,213,563	Series 2022-14-IO	0.65%(b)(f)	12/01/2061	4,518,285
84,551,602	Series 2022-141-IO	0.78%(b)(f)	06/16/2064	5,202,841

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	37

Schedule of Investments DoubleLine Total Return Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
93,349,311	Series 2022-158-IO	0.89%(b)(f)	08/16/2064	6,472,346
28,027,529	Series 2022-160-ZD	3.00%(i)	11/20/2047	24,656,840
59,466,708	Series 2022-167-IO	0.83%(b)(f)	08/16/2065	3,466,207
128,575,110	Series 2022-169-IO	0.90%(b)(f)	01/16/2062	8,874,717
10,737,381	Series 2022-183-B	5.00%	04/20/2047	10,715,174
70,954,969	Series 2022-188-IO	2.50%(f)	02/20/2051	9,674,121
77,677,604	Series 2022-202-IO	0.73%(b)(f)	10/16/2063	4,401,656
68,016,430	Series 2022-207-EI	3.50%(f)	02/20/2052	13,716,873
72,887,556	Series 2022-207-IO	3.00%(f)	08/20/2051	12,757,997
137,231,781	Series 2022-21-IO	0.79%(b)(f)	10/16/2063	8,243,390
46,580,471	Series 2022-218-IO	3.50%(f)	01/20/2052	9,307,086
10,612,573	Series 2022-23-BA	3.00%	05/20/2049	9,833,101
137,610,490	Series 2022-27-IO	0.75%(b)(f)	03/16/2064	6,663,348
87,313,008	Series 2022-35-IO	0.55%(b)(f)	10/16/2063	3,561,079
135,032,909	Series 2022-38-IO	0.72%(b)(f)	04/16/2064	6,334,907
396,939,910	Series 2022-39-IO	0.63%(b)(f)	01/16/2064	18,289,284
238,652,176	Series 2022-42-IO	0.67%(b)(f)	12/16/2063	12,614,844
22,562,879	Series 2022-44-TY	2.00%	12/20/2051	18,570,772
56,556,918	Series 2022-48-IO	0.71%(b)(f)	01/16/2064	3,352,355
63,499,959	Series 2022-49-IO	0.76%(b)(f)	03/16/2064	3,086,835
118,383,276	Series 2022-54-IO	0.59%(b)(f)	10/16/2063	4,764,441
28,954,150	Series 2022-56-HI	2.50%(f)	01/20/2052	4,296,237
75,749,832	Series 2022-62-IO	0.62%(b)(f)	06/16/2064	3,651,892
42,639,814	Series 2022-67-IO	0.90%(b)(f)	08/16/2063	3,079,520
160,792,020	Series 2022-71-IO	0.52%(b)(f)	06/16/2064	5,934,592
251,356,991	Series 2022-72-DI	0.60%(b)(f)	06/16/2064	10,154,068
93,010,084	Series 2022-73-IO	0.56%(b)(f)	07/16/2064	4,084,166
5,944,000	Series 2022-78-HW	2.50%	04/20/2052	4,737,331
241,118,572	Series 2022-79-IO	0.70%(b)(f)	08/16/2064	12,967,887
183,800,601	Series 2022-8-IO	0.86%(b)(f)	09/16/2063	10,192,809
109,724,449	Series 2022-83-IO	2.50%(f)	11/20/2051	15,610,080
117,429,700	Series 2022-86-IO	0.54%(b)(f)	10/16/2063	4,431,832
51,343,753	Series 2022-9-EI	3.00%(f)	01/20/2052	7,390,831
93,452,472	Series 2022-91-IO	0.43%(b)(f)	07/16/2064	3,385,232
417,510,539	Series 2023-108-IO	0.68%(b)(f)	08/16/2059	14,560,597
49,871,368	Series 2023-118-IO	0.65%(b)(f)	05/16/2065	2,322,205
41,593,489	Series 2023-121-IB	0.87%(b)(f)	03/16/2064	2,625,897
9,978,134	Series 2023-140-AS (-2 x 30 day avg SOFR US + 13.00%, 0.00% Floor, 13.00% Cap)	5.65%(g)	09/20/2053	9,742,986
47,880,498	Series 2023-16-IO	0.90%(b)(f)	07/16/2063	2,919,863
23,178,926	Series 2023-164-BV	3.00%	01/20/2052	20,510,997
408,549,930	Series 2023-179-IO	0.61%(b)(f)	09/16/2063	17,638,857
11,743,408	Series 2023-187-ZP	3.00%(i)	11/20/2051	6,703,754
174,185,575	Series 2023-19-IO	2.50%(f)	02/20/2051	25,070,356
26,119,474	Series 2023-196-DZ	4.50%(i)	12/20/2053	23,639,326
26,461,289	Series 2023-24-IH	3.50%(f)	07/20/2051	4,987,958
50,761,558	Series 2023-29-IO	0.88%(b)(f)	02/16/2065	3,634,406
70,570,620	Series 2023-50-IO	0.87%(b)(f)	06/16/2064	4,240,461
28,201,971	Series 2023-58-IO	2.50%(f)	10/20/2050	4,034,955
29,770,966	Series 2023-60-PT	4.00%	10/20/2049	28,012,071
39,447,849	Series 2023-75-AI	3.50%(f)	07/20/2050	6,710,111
53,844,945	Series 2023-77-IO	0.70%(b)(f)	04/16/2065	2,792,216
11,743,472	Series 2023-88-IO	0.93%(b)(f)	03/16/2065	758,764
12,579,104	Series 2024-1-CZ	3.00%(i)	01/20/2050	9,413,241
12,198,027	Series 2024-111-FM (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	4.87%	07/20/2054	12,262,198
26,382,716	Series 2024-143-IO	3.50%(f)	02/20/2048	3,639,786
98,486,649	Series 2024-150-IO	0.97%(b)(f)	09/16/2066	7,256,831
192,793,016	Series 2024-161-IO	0.74%(b)(f)	06/16/2064	10,830,302
138,606,475	Series 2024-174-DI	2.50%(f)	05/20/2051	20,914,539
28,197,923	Series 2024-19-EZ	5.00%(i)	12/20/2063	27,294,642
24,151,839	Series 2024-20-LB	2.50%	11/20/2051	16,348,798
19,950,023	Series 2024-20-LI	2.50%(f)	11/20/2051	2,878,900
43,477,624	Series 2024-24-BI	3.00%(f)	12/20/2051	7,326,132
11,284,824	Series 2024-40-FE (30 day avg SOFR US + 1.00%, 1.00% Floor, 7.00% Cap)	4.67%	03/20/2054	11,321,992
76,161,744	Series 2024-47-IO	0.74%(b)(f)	10/16/2065	4,484,990

Principal Amount $	Security Description	Rate	Maturity	Value $
48,675,214	Series 2024-54-IB	1.00%(b)(f)	08/16/2065	3,710,877
16,894,974	Series 2024-64-ID	3.00%(f)	06/20/2051	2,578,715
49,056,277	Series 2024-67-AI	0.74%(b)(f)	10/16/2065	2,855,438
81,427,934	Series 2024-86-IA	0.85%(b)(f)	08/16/2065	5,025,846
56,840,424	Series 2025-120-IA	4.00%(f)	03/20/2052	10,900,817
249,142,476	Series 2025-153-IO	0.85%(b)(f)	09/16/2067	18,864,944
49,833,763	Series 2025-201-IO	0.74%(b)(f)	03/16/2066	3,576,395
20,389,667	Series 2025-208-QF (30 day avg SOFR US + 1.00%, 1.00% Floor, 6.50% Cap)	4.67%	12/20/2055	20,420,086
213,243,468	Series 2025-21-IO	0.95%(b)(f)	04/16/2065	14,879,298
20,849,133	Series 2025-92-ZA	5.00%(i)	05/16/2067	19,664,333
74,495,320	Series 2025-94-IA	0.93%(b)(f)	07/16/2066	5,592,222
368,728,892	Series 2026-23-IO	0.70%(b)(f)	11/16/2067	26,572,190
98,155,386	Series 2026-30-KJ	4.50%	09/20/2054	97,229,575
31,460,247	Series 2026-35-BT	4.50%	04/20/2054	30,992,915
14,633,671	Series 2026-42-Z	4.50%(b)(i)	05/16/2068	12,591,873
56,734,692	Series 2026-47-JC	4.50%	02/20/2054	56,125,100
20,000,000	Series 2026-56-AW	5.00%(b)	11/16/2068	20,084,365
	Total US Government and Agency Mortgage Backed Obligations (Cost $16,143,297,113)			15,246,391,065

US GOVERNMENT AND AGENCY OBLIGATIONS - 5.3%
91,917,322	United States Treasury Inflation Indexed Bonds	0.38%	07/15/2027	91,915,807
119,053,971	United States Treasury Inflation Indexed Bonds	1.63%	10/15/2027	120,939,749
92,406,787	United States Treasury Inflation Indexed Bonds	0.50%	01/15/2028	91,715,387
100,000,000	United States Treasury Note/Bond	0.63%(m)	08/15/2030	86,857,422
150,000,000	United States Treasury Note/Bond	0.88%	11/15/2030	130,769,532
200,000,000	United States Treasury Note/Bond	4.25%	05/15/2035	199,503,906
300,205,000	United States Treasury Note/Bond	1.13%(m)	05/15/2040	189,211,238
192,386,000	United States Treasury Note/Bond	1.13%	08/15/2040	120,000,767
335,238,000	United States Treasury Note/Bond	1.38%	11/15/2040	216,051,726
320,590,000	United States Treasury Note/Bond	1.88%	02/15/2041	222,215,205
148,600,000	United States Treasury Note/Bond	1.75%	08/15/2041	99,396,566
19,400,000	United States Treasury Note/Bond	2.00%	11/15/2041	13,423,133
108,150,000	United States Treasury Note/Bond	2.50%(m)	02/15/2045	75,878,209
	Total US Government and Agency Obligations (Cost $1,681,737,011)			1,657,878,647

Shares
SHORT TERM INVESTMENTS - 2.7%
278,758,916	First American Government Obligations Fund - U	3.60%(k)	278,758,916
278,758,917	JPMorgan US Government Money Market Fund - IM	3.60%(k)	278,758,917
278,758,917	MSILF Government Portfolio - Institutional	3.57%(k)	278,758,917
	Total Short Term Investments (Cost $836,276,750)		836,276,750
	Total Investments - 100.7%(l) (Cost $34,797,866,142)		31,373,907,981
	Other Liabilities in Excess of Assets - (0.7)%		(210,896,468)
	NET ASSETS - 100.0%		$31,163,011,513

38	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	48.9%
Non-Agency Residential Collateralized Mortgage Obligations	24.9%
Non-Agency Commercial Mortgage Backed Obligations	8.1%
Asset Backed Obligations	6.1%
US Government and Agency Obligations	5.3%
Collateralized Loan Obligations	4.7%
Short Term Investments	2.7%
Other Assets and Liabilities	(0.7)%
Net Assets	100.0%

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2026, the value of these securities total $9,545,447,708 or 30.6% of the Fund’s net assets.
(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)
Value determined using significant unobservable inputs.
(d)
Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e)
Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.
(f)
Interest only security
(g)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(h)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(i)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.
(j)
Principal only security
(k)
Seven-day yield as of period end.
(l)
99.8% of the total investments are based in the United States.
(m)
All or a portion of security has been pledged as collateral.
COFI
Cost of Funds Index
SOFR
Secured Overnight Financing Rate
Futures Contracts

Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/Value
10 Year U.S. Ultra Treasury Notes	Short	(21,450)	6/18/2026	$(2,434,910,156)	$40,241,264
U.S. Treasury Ultra Bonds	Short	(6,100)	6/18/2026	(711,031,250)	20,843,422
U.S. Treasury 5 Year Note	Long	35,100	6/30/2026	3,797,107,049	(43,807,741)
U.S. Treasury Long Bonds	Long	22,700	6/18/2026	2,584,962,500	(70,303,718)
U.S. Treasury 2 Year Notes	Long	77,350	6/30/2026	16,045,894,883	(111,087,913)
					$(164,114,686)

(1)
Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.
The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	39

Schedule of Investments DoubleLine Core Fixed Income Fund	March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 3.1%
	Aaset Trust
2,231,502	Series 2021-2A-B	3.54%(a)	01/15/2047	2,122,359
	Affirm, Inc.
4,000,000	Series 2025-1A-D	5.62%(a)	02/15/2033	4,009,746
4,170,094	Series 2025-X2-A	4.45%(a)	10/15/2030	4,173,635
4,650,000	Series 2026-1A-A	4.37%(a)	02/15/2034	4,634,279
	Apollo Aviation Securitization Equity Trust
6,415,733	Series 2024-1A-B	6.90%(a)	05/16/2049	6,459,918
	AutoNation Finance Trust
4,450,000	Series 2025-1A-D	5.63%(a)	09/10/2032	4,509,129
	Avant Credit Card Master Trust
3,000,000	Series 2025-1A-C	5.28%(a)	04/15/2031	2,975,618
	Carbon Level Mitigation Trust
17,389,237	Series 2021-5-CERT	0.61%(a)	10/13/2051	10,480,371
	Carvana Auto Receivables Trust
5,450,000	Series 2024-P3-A4	4.31%	09/10/2030	5,445,167
	Compass Datacenters LLC
1,450,000	Series 2024-2A-B2	6.00%(a)	08/25/2049	1,447,092
1,400,000	Series 2025-2A-A1	4.93%(a)	11/25/2050	1,379,882
	Container Leasing International LLC
3,711,667	Series 2025-1A-A	5.35%(a)	06/20/2050	3,748,904
1,855,833	Series 2025-1A-B	5.59%(a)	06/20/2050	1,849,945
	CPS Auto Trust
5,249,072	Series 2025-D-A	4.46%(a)	07/16/2029	5,257,179
	Cyrusone Holdco LLC
2,000,000	Series 2025-1A-A2	5.91%(a)	02/20/2050	2,009,687
	DataBank Issuer II LLC
2,750,000	Series 2025-1A-A2	5.18%(a)	09/27/2055	2,672,973
	Diamond Infrastructure Funding LLC
3,000,000	Series 2021-1A-C	3.48%(a)	04/15/2049	2,943,996
	DigitalBridge Group, Inc.
6,500,000	Series 2023-1A-A2A	5.00%(a)	09/15/2048	6,486,549
	Domino's SPV Guarantor LLC
4,425,000	Series 2025-1A-A2II	5.22%(a)	07/25/2055	4,412,569
	European Wax Center, Inc.
2,743,125	Series 2022-1A-A2	5.50%(a)	03/15/2052	2,723,508
	ExteNet LLC
3,350,000	Series 2025-1A-B	5.70%(a)	07/25/2054	3,364,440
	FWEA
5,202,953	Series 2024-1-A-A	7.15%(b)	08/25/2044	5,333,547
	GM Financial Consumer Automobile Receivables Trust
2,632,658	Series 2024-1-A3	4.85%	12/18/2028	2,643,336
	GreenSky LLC
1,592,543	Series 2024-2-C	5.55%(a)	10/27/2059	1,600,964
4,166,000	Series 2025-3A-D	5.15%(a)	12/27/2060	4,112,654
	Helios Issuer LLC
1,846,817	Series 2018-1A-A	4.87%(a)	07/20/2048	1,785,022
	HERO Funding Trust
885,606	Series 2016-1A-A	4.05%(a)	09/20/2041	851,395
	Horizon Aircraft Finance Ltd.
919,559	Series 2019-2-A	3.43%(a)	11/15/2039	901,079
4,162,500	Series 2024-1-A	5.38%(a)	09/15/2049	4,134,187
	Hyundai Auto Receivables Trust
5,200,000	Series 2024-C-C	4.86%	02/17/2032	5,258,329
	ITE Rail Fund Levered LP
11,417,955	Series 2021-1A-A	2.25%(a)	02/28/2051	10,830,926

Principal Amount $	Security Description	Rate	Maturity	Value $
	MACH 1 Cayman Ltd.
2,501,547	Series 2019-1-A	3.47%(a)	10/15/2039	2,482,968
	MAPS Ltd.
2,963,634	Series 2026-1A-A	5.20%(a)	01/15/2051	2,908,161
	Marlette Funding Trust
1,450,000	Series 2025-1A-C	5.26%(a)	07/16/2035	1,451,782
	MAST Ltd.
3,976,190	Series 2026-1A-A	5.13%(a)	02/15/2051	3,892,396
	Mosaic Solar Loans LLC
633,807	Series 2018-1A-A	4.01%(a)	06/22/2043	597,986
787,941	Series 2019-2A-B	3.28%(a)	09/20/2040	704,140
	Navient Student Loan Trust
2,078,785	Series 2018-A-B	3.68%(a)	02/18/2042	2,049,563
4,436,185	Series 2025-C-A	4.80%(a)	10/15/2055	4,417,324
	Phantom Aviation
2,988,389	Series 2026-1A-A	5.24%(a)	01/15/2051	3,032,288
	Primrose Holdings, Inc.
1,990,000	Series 2025-1A-A2	6.46%(a)	07/30/2055	2,026,569
	QTS Issuer ABS LLC
5,450,000	Series 2025-1A-B	5.78%(a)	10/05/2055	5,285,429
	Scalelogix Abs Us Issuer LLC
5,730,000	Series 2025-1A-B	6.16%(a)	07/25/2055	5,644,393
	Shenton Aircraft Investment Ltd.
732,202	Series 2015-1A-A	4.75%(a)	10/15/2042	734,033
	SOFI Alternative Trust
197,835	Series 2021-1-PT1	9.72%(a)(c)	05/25/2030	188,129
75,000	Series 2021-2-R1	0.00%(a)(b)(d)	08/15/2030	335,980
	SoFi Consumer Loan Program Trust
5,800,000	Series 2025-4-C	4.91%(a)	08/25/2035	5,781,949
	Stack Infrastructure Issuer LLC
4,000,000	Series 2025-1A-A2	5.00%(a)	05/25/2050	3,946,792
	Start Ltd./Bermuda
1,000,528	Series 2019-1-A	4.09%(a)	03/15/2044	1,003,669
	Start/Bermuda
291,887	Series 2018-1-A	4.09%(a)	05/15/2043	301,345
	Stellantis Financial Underwritten Enhanced Lease Trust
2,000,000	Series 2025-CA-B	4.25%(a)	12/20/2029	1,989,007
	Subway Funding LLC
4,443,750	Series 2024-1A-A23	6.51%(a)	07/30/2054	4,458,557
4,937,500	Series 2024-3A-A23	5.91%(a)	07/30/2054	4,826,639
	Sunrun, Inc.
3,969,776	Series 2019-2-A	3.61%(a)	02/01/2055	3,832,978
8,941,002	Series 2020-1A-A	2.21%(a)	07/31/2051	8,233,788
	Switch Ltd.
5,290,000	Series 2024-2A-A2	5.44%(a)	06/25/2054	5,194,174
	Tesla Sustainable Energy Trust
3,600,000	Series 2024-1A-B	5.82%(a)	06/21/2050	3,581,301
	Upgrade Master Pass-Thru Trust
29,831	Series 2021-PT3-A	32.49%(a)(c)	07/15/2027	28,169
140,362	Series 2021-PT4-A	16.38%(a)(c)	08/15/2027	121,278
	Upstart Securitization Trust
199,298	Series 2021-4-C	3.19%(a)	09/20/2031	199,010
64,838	Series 2023-3-A	6.90%(a)	10/20/2033	64,901
	USASF Receivables LLC
816,812	Series 2021-1A-C	2.20%(a)	05/15/2026	629,127
	Vantage Data Centers Holding LLC
1,075,000	Series 2020-2A-A2	1.99%(a)	09/15/2045	1,027,028

40	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
	WAVE USA
5,427,629	Series 2019-1-A	3.60%(a)	09/15/2044	5,332,684
	Willis Lease Finance Corp.
4,379,669	Series 2025-A-A	5.58%(a)	06/15/2050	4,384,959
	Total Asset Backed Obligations (Cost $217,868,952)			211,246,881

BANK LOANS - 2.4%
	1261229 BC Ltd.
382,113	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.25%, 0.00% Floor)	9.92%	10/08/2030	369,799
	ABG Intermediate Holdings 2 LLC
93,575	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.92%	12/21/2028	93,490
	Acrisure LLC
2,892,989	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	11/06/2030	2,808,370
406,925	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%	06/21/2032	394,972
	ADMI Corp.
715,575	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.86%, 0.50% Floor)	7.54%	12/23/2027	672,998
	AI Aqua Merger Sub, Inc.
682,706	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.41%	07/31/2028	681,959
718,039	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.41%	07/31/2028	717,253
35,333	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.41%	07/31/2028	35,294
	Alera Group, Inc.
597,004	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	05/28/2032	580,279
235,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.50% Floor)	9.18%	05/31/2033	227,656
	Alkermes, Inc.
560,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	08/12/2031	564,903
	Allied Universal Holdco LLC
955,200	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%	08/20/2032	956,394
	Allison Transmission, Inc.
820,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.42%	01/03/2033	823,895
	Allspring Buyer LLC
1,543,931	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	6.70%	11/01/2030	1,547,066

Principal Amount $	Security Description	Rate	Maturity	Value $
	Alpha Generation LLC
1,351,974	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.42%	09/30/2031	1,350,210
	Alterra Mountain Co.
598,496	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	08/17/2028	599,059
74,625	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	05/31/2030	74,718
	American Axle & Manufacturing, Inc.
465,300	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.91%	02/03/2033	464,139
	AmWINS Group, Inc.
834,438	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	01/30/2032	829,856
	APi Group DE, Inc.
295,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.42%	01/03/2029	295,201
	Applied Systems, Inc.
330,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%	02/23/2032	326,906
	Apro LLC
976,304	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.43%	07/09/2031	980,575
	Ardonagh Group Finco Pty Ltd.
333,247	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.37%	02/18/2031	325,959
443,178	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.37%	02/18/2031	433,485
37,819	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.45%	02/18/2031	36,992
	Ascend Learning LLC
1,679,001	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.67%	12/11/2028	1,642,902
	Aspire Bakeries Holdings LLC
503,050	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	12/23/2030	504,308
	Asurion LLC
139,346	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.00% Floor)	9.03%	01/22/2029	138,662
457,669	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.92%	09/19/2030	453,582
238,200	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.92%	09/19/2030	235,818

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	41

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	AthenaHealth Group, Inc.
713,199	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.50% Floor)	6.42%	02/15/2029	701,164
	Aveanna Healthcare LLC
1,371,349	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.42%	09/17/2032	1,372,295
	Bausch + Lomb Corp.
2,440,475	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.42%	01/15/2031	2,448,870
	BCP Renaissance Parent LLC
978,122	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	5.95%	10/31/2031	975,676
	BCPE Empire Holdings, Inc.
1,610,819	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	6.92%	12/26/2030	1,589,339
190,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.17%	12/29/2032	187,388
	BioMarin Pharmaceutical, Inc.
590,000	Senior Secured Term Loan (1 mo. Term SOFR + 1.75%)	5.42%	01/29/2033	589,265
	Blackfin Pipeline LLC
543,638	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.69%	09/29/2032	547,291
	Boots Group Finco LP
468,825	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%	08/30/2032	471,071
	Boxer Parent Co., Inc.
1,661,041	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	07/30/2031	1,544,594
321,046	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor)	9.42%	07/30/2032	270,483
	Brown Group Holding LLC
504,552	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	07/01/2031	505,846
87,476	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	07/01/2031	87,722
119,753	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	07/01/2031	120,090
181,972	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	07/01/2031	182,439
185,586	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	07/01/2031	186,108
	Burlington Coat Factory Warehouse Corp.
173,241	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.42%	09/19/2031	173,241

Principal Amount $	Security Description	Rate	Maturity	Value $
	Caesars Entertainment, Inc.
2,584,771	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.50% Floor)	5.92%	02/06/2031	2,516,921
	Camelot US Acquisition LLC
10,972	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	01/31/2031	9,534
517,434	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	01/31/2031	449,630
120,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	01/31/2031	104,275
	Cengage Learning, Inc.
1,309,581	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	03/24/2031	1,285,570
770,035	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.68%	03/24/2031	755,916
	Central Parent LLC
181,448	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	6.95%	07/06/2029	129,978
	Chariot Buyer LLC
1,571,768	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	09/08/2032	1,559,272
	Clarios Global LP
1,516,948	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	05/06/2030	1,514,104
	Clear Channel Outdoor Holdings, Inc.
1,023,588	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.78%	08/23/2028	1,027,683
	Cloud Software Group, Inc.
343,271	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	6.95%	08/16/2032	315,073
865	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	6.95%	08/16/2032	794
	Clydesdale Acquisition Holdings, Inc.
346,440	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.18%, 0.50% Floor)	6.84%	04/13/2029	331,362
200,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	6.92%	04/01/2032	187,325
	CNT Holdings I Corp.
171,518	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.75% Floor)	6.17%	11/08/2032	171,638
	Colossus Acquireco LLC
1,661,650	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.38%	07/30/2032	1,658,144

42	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
	Columbus McKinnon Corp./NY
754,986	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.20%	02/03/2033	753,098
	Compass Power Generation LLC
1,326,776	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%	04/16/2029	1,336,488
	CompoSecure Holdings LLC
700,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.93%	01/14/2033	699,566
	Construction Partners, Inc.
819,625	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	11/03/2031	820,522
	CoreLogic, Inc.
518,025	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.61%, 0.50% Floor)	7.28%	06/02/2028	496,659
	Cornerstone Building Brands, Inc.
238,638	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.02%	04/12/2028	136,450
123,125	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.50% Floor)	8.17%	05/15/2031	59,962
	Cornerstone Generation LLC
873,193	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.92%	08/11/2032	875,066
	Corpay Technologies Operating Co. LLC
197,500	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.42%	04/28/2028	197,603
	Cotiviti, Inc.
236,169	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	05/01/2031	218,162
1,121,525	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	03/29/2032	1,035,168
	CPI Holdco B LLC
1,064,696	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	05/19/2031	1,059,010
	CPPIB OVM Member US LLC
492,874	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.95%	08/20/2031	493,306
	Creative Artists Agency LLC
104,002	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	10/01/2031	104,059
	Crown Finance US, Inc.
1,080,968	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%	12/02/2031	1,072,012

Principal Amount $	Security Description	Rate	Maturity	Value $
	CSC Holdings LLC
373,763	Senior Secured First Lien Term Loan (Prime Rate + 1.50%, 0.00% Floor)	8.25%	04/15/2027	330,313
	Curium Bidco Sarl
147,625	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	08/07/2031	147,532
65,594	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	08/07/2031	65,553
258,123	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	08/07/2031	257,961
	Cyborg Oldco DC Holdings, Inc.
358,331	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.30% (b)(e)	05/01/2026	—
	Dayforce Bidco LLC
1,750,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.66%	02/04/2033	1,660,068
	Deep Blue Operating I LLC
251,826	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	10/01/2032	253,085
	Delta 2 Lux Sarl
3,435,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.50% Floor)	5.45%	09/19/2031	3,432,853
	Dexko Global, Inc.
338,527	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.01%, 0.50% Floor)	7.68%	10/04/2028	332,478
	DG Investment Intermediate Holdings 2, Inc.
1,577,876	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%	07/12/2032	1,578,863
130,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.17%	07/29/2033	127,400
	Directv Financing LLC
306,143	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.51%, 0.75% Floor)	9.18%	08/02/2029	307,396
	Dycom Industries, Inc.
255,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.42%	01/27/2033	256,329
	Dynasty Acquisition Co., Inc.
185,036	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	10/31/2031	185,347
486,464	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	10/31/2031	487,284
	Eagle Parent Corp.
839,697	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.95%	04/02/2029	842,410

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	43

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
81,446	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.95%	04/02/2029	81,709
81,446	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.95%	04/02/2029	81,709
	Ecovyst Catalyst Technologies LLC
104,164	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	06/12/2031	104,377
270,054	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	06/12/2031	270,608
	Edelman Financial Engines Center LLC
787,030	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	04/07/2028	787,184
520,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	8.92%	10/06/2028	516,230
	EG America LLC
1,120,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%	02/10/2031	1,122,240
	Eisner Advisory Group LLC
1,024,747	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	7.67%	02/28/2031	978,634
	Element Materials Technology Group US Holdings, Inc.
1,136,655	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.50% Floor)	7.20%	06/25/2029	1,141,634
	Ellucian Holdings, Inc.
55,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.42%	11/22/2032	52,834
	Emrld Borrower LP
807,746	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	5.95%	08/04/2031	807,326
	Enviri Corp.
817,331	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.36%, 0.50% Floor)	6.03%	03/10/2028	816,309
	Fertitta Entertainment LLC/NV
1,753,505	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	6.92%	01/29/2029	1,722,819
	First Advantage Holdings LLC
548,438	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.45%	10/31/2031	535,185
	First Eagle Holdings, Inc.
281,170	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.20%	08/16/2032	277,655
	Focus Financial Partners LLC
2,112,497	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	09/15/2031	2,049,006

Principal Amount $	Security Description	Rate	Maturity	Value $
	Fortrea Holdings, Inc.
59,794	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.17%	07/01/2030	57,732
	Freeport LNG Investments LLLP
935,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	6.89%	01/31/2033	936,561
	Froneri US, Inc.
1,273,107	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.88%	09/30/2032	1,250,917
740,717	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.88%	09/30/2032	727,806
549,751	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.88%	09/30/2032	540,169
	Gainwell Acquisition Corp.
1,347,167	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.10%, 0.75% Floor)	7.80%	10/01/2027	1,310,686
	Garda World Security Corp.
966,880	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	02/01/2029	962,046
	GBT US III LLC
862,267	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	07/28/2031	846,315
	Gen Digital, Inc.
1,012,350	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.42%	04/16/2032	998,749
	Genmab AS
433,875	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.70%	12/13/2032	436,010
	GIP Pilot Acquisition Partners LP
452,982	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	5.65%	10/04/2030	454,115
	Gogo Intermediate Holdings LLC
503,734	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.86%, 0.75% Floor)	7.53%	04/28/2028	442,281
	Golden State Foods LLC
731,996	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.20%	12/04/2031	733,884
	Graham Packaging Co., Inc.
895,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.92%	01/26/2033	887,357
	Grant Thornton Advisors LLC
1,827,842	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	05/30/2031	1,710,933

44	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
	Great Outdoors Group LLC
915,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	6.92%	01/23/2032	915,686
	Green Infrastructure Partners, Inc.
1,390,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.45%	09/24/2032	1,390,000
	Herc Holdings, Inc.
219,450	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.43%	06/02/2032	220,136
	Hexion Holdings Corp.
364,361	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	7.67%	03/15/2029	349,408
	Hightower Holding LLC
1,675,390	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	6.41%	02/03/2032	1,660,738
	HomeServe USA Holding Corp.
460,600	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.68%	10/21/2030	457,721
	Hopper Merger Sub, Inc.
1,735,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.25%)	5.92%	01/14/2033	1,716,461
	iHeartCommunications, Inc.
316,875	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.89%, 0.00% Floor)	9.56%	05/01/2029	278,701
	INEOS US Finance LLC
297,132	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%	02/19/2030	260,547
	INEOS US Petrochem LLC
320,556	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.92%	10/07/2031	228,597
	ION Platform Finance US, Inc.
878,600	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.45%	09/30/2032	710,932
156,400	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.45%	09/30/2032	126,554
	Iron Mountain, Inc.
1,255,368	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	01/31/2031	1,250,271
	Kaman Corp.
83,980	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	02/26/2032	84,109
69,639	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	02/26/2032	69,746
95,473	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	02/26/2032	95,619

Principal Amount $	Security Description	Rate	Maturity	Value $
69,471	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	02/26/2032	69,577
207,887	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	02/26/2032	208,205
208,917	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	02/26/2032	209,237
275,563	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	02/26/2032	275,985
286,418	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	02/26/2032	286,856
	Lavender US HoldCo 1, Inc.
97,117	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.95%	12/30/2032	95,903
121,741	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.95%	12/30/2032	120,219
205,080	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.95%	12/30/2032	202,516
	LBM Acquisition LLC
368,231	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.85%, 0.75% Floor)	7.52%	06/06/2031	297,164
	LC Ahab US Bidco LLC
1,376,881	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	05/01/2031	1,365,694
	Life Time, Inc.
574,215	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	11/05/2031	574,932
	LifePoint Health, Inc.
1,029,744	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.42%	05/19/2031	1,031,227
	Lightning Power LLC
743,675	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	5.92%	08/18/2031	746,174
	Live Nation Entertainment, Inc.
628,425	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	10/21/2032	629,471
	Madison IAQ LLC
1,416,216	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.13%	06/21/2028	1,417,505
396,261	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.50% Floor)	6.38%	05/06/2032	397,577
	Madison Safety & Flow LLC
368,377	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.18%	09/26/2031	368,993

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	45

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Mativ Holdings, Inc.
505,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.18%	03/30/2033	487,325
	McAfee Corp.
383,902	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.67%	03/01/2029	344,072
	Meade Pipeline Co. LLC
525,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.69%	09/22/2032	525,874
	MH Sub I LLC
1,073,421	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.50% Floor)	7.92%	12/31/2031	720,534
	Michaels Cos., Inc.
425,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.00%)	8.68%	03/07/2033	413,338
	Mitchell International, Inc.
1,212,002	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	06/17/2031	1,159,795
165,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	8.92%	06/17/2032	149,480
	MITER Brands Acquisition Holdco, Inc.
711,817	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	03/28/2031	658,131
	Motion Finco Sarl
978,328	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.20%	11/30/2029	860,581
	MX Holdings US, Inc.
248,130	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	03/17/2032	249,060
	Natgasoline LLC
427,059	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.17%	03/29/2030	431,063
	NEP Group, Inc.
359,272	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%	10/17/2031	326,406
	Neptune Bidco US, Inc.
345,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.10%, 0.50% Floor)	8.76%	02/03/2033	329,820
	Nexstar Broadcasting T/L B7
1,095,000	Senior Secured Term Loan	6.43% (f)	03/21/2033	1,084,050
	Nexstar Media, Inc.
674,900	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	06/28/2032	668,812
1,700	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	06/28/2032	1,685

Principal Amount $	Security Description	Rate	Maturity	Value $
	NGL Energy Operating LLC
375,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.18%	03/11/2033	375,879
	Numericable US LLC
830,395	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.88%, 0.00% Floor)	10.55%	05/15/2031	833,683
	OAK-Eagle Acquireco, Inc.
1,345,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.21%	03/24/2033	1,338,275
	OEP Glass Purchaser LLC
380,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.70%	03/02/2033	374,657
	OneDigital Borrower LLC
1,068,295	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.67%	07/02/2031	1,035,578
	Ontario Gaming GTA LP
653,078	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.95%	08/01/2030	613,602
	Opal US LLC
1,358,175	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.00%, 0.00% Floor)	6.70%	04/23/2032	1,359,024
	OPENLANE, Inc.
593,513	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.14%	10/08/2032	594,254
	Ovg Business Services LLC
1,225,113	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	06/25/2031	1,226,644
	Pacific Dental Services LLC
378,095	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.18%	03/17/2031	378,804
	Par Petroleum LLC
266,760	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.50% Floor)	6.93%	02/28/2030	267,327
	PetSmart LLC
690,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.67%	08/18/2032	686,723
	Pinnacle Buyer LLC
209,153	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.16%	10/01/2032	209,644
	Pregis TopCo LLC
491,106	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.67%	02/01/2029	491,106
	Pretzel Parent T/L B
655,887	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%	10/01/2031	637,851

46	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
	Primo Brands Corp.
555,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.75%, 0.50% Floor)	6.43%	03/31/2031	556,559
	Project Aurora US Finco, Inc.
309,225	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.45%	12/05/2032	310,191
	Pye-Barker Fire & Safety LLC
439,350	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.21%	12/16/2032	440,525
	Qnity Electronics, Inc.
807,975	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	11/01/2032	807,975
	Quikrete Holdings, Inc.
633,729	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.92%	03/19/2029	633,910
171,516	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.92%	04/14/2031	171,467
836,550	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.92%	02/10/2032	836,027
	Radiology Partners, Inc.
1,025,037	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.20%	06/30/2032	1,011,676
	RealPage, Inc.
1,016,076	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.11%, 0.50% Floor)	6.96%	04/24/2028	975,717
336,600	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	7.45%	04/24/2028	327,808
	Resideo Funding, Inc.
800,975	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	08/13/2032	799,974
	Sabre GLBL, Inc.
162,799	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.10%, 0.50% Floor)	9.77%	11/15/2029	129,425
214,721	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%, 0.50% Floor)	9.77%	11/15/2029	170,368
	Savor Acquisition, Inc.
734,357	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	02/19/2032	736,192
	Sedgwick Claims Management Services, Inc.
1,108,188	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	07/31/2031	1,089,587
	Select Medical Corp.
905,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.93%	12/03/2031	903,869

Principal Amount $	Security Description	Rate	Maturity	Value $
	Sgh2 LLC
482,575	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.20%	08/18/2032	475,336
	Signia Aerospace LLC
511,220	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.42%	12/11/2031	513,137
22,145	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.42%	12/11/2031	22,228
624,825	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.42%	12/11/2031	627,168
15,778	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.45%	12/11/2031	15,837
	Six Flags Entertainment Corp.
641,190	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	05/01/2031	632,374
	Southern Veterinary Partners LLC
1,681,550	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.18%	12/04/2031	1,669,224
	Staples, Inc.
433,847	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.50% Floor)	9.41%	09/10/2029	395,410
	Starwood Property Mortgage LLC
369,535	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	01/02/2030	369,997
348,250	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.50% Floor)	5.92%	09/24/2032	349,265
	Stonepeak Bayou Holdings LP
360,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.45%	10/01/2032	350,699
	StubHub Holdco Sub LLC
322,941	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.42%	03/15/2030	318,804
	Sunrise Financing Partnership
1,210,000	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.47%, 0.00% Floor)	6.10%	02/17/2032	1,204,204
	Talen Energy Supply LLC
603,488	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	11/26/2032	604,673
	Team Health Holdings, Inc.
595,857	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	7.66%	06/30/2028	594,599
	Tecta America Corp.
823,775	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	02/18/2032	821,778

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	47

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Tiger Acquisition LLC
812,730	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.18%	08/23/2032	814,457
	TK Elevator US Newco, Inc.
530,151	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.50% Floor)	6.38%	04/30/2030	531,882
492,287	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.50% Floor)	6.38%	04/30/2030	493,894
	TKO Worldwide Holdings LLC
741,881	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.66%	11/21/2031	742,345
	Townsquare Media, Inc.
229,070	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor)	8.59%	02/19/2030	168,110
	Trans Union LLC
417,563	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.42%	06/24/2031	416,109
	TransDigm, Inc.
925,900	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	01/20/2032	926,886
965,150	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	08/19/2032	966,217
235,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	02/10/2033	235,382
	Trident TPI Holdings, Inc.
513,331	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	7.45%	09/18/2028	487,423
	Trucordia Insurance Holdings LLC
362,227	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%	06/17/2032	335,060
	UKG, Inc.
1,791,674	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	02/10/2031	1,714,525
	United Natural Foods, Inc.
346,737	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.42%	05/01/2031	349,164
	United Talent Agency LLC
341,550	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.68%	06/10/2032	342,404
	Univision Communications, Inc.
253,709	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.61%, 0.50% Floor)	7.28%	01/31/2029	251,649
735,028	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.95%	06/25/2029	733,649

Principal Amount $	Security Description	Rate	Maturity	Value $
	Veritiv Operating Co.
695,127	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	7.70%	11/29/2030	677,252
	Vestis Corp.
633,368	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	5.92%	02/24/2031	612,783
	Victory Capital Holdings, Inc.
174,125	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.70%	09/23/2032	173,929
	Victra Holdings LLC
2,575,168	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.75% Floor)	7.45%	03/29/2029	2,542,978
	Virgin Media Bristol LLC
1,149,005	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	7.02%	01/31/2029	1,111,180
783,482	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.28%, 0.00% Floor)	7.05%	03/31/2031	717,297
	Virtus Investment Partners, Inc.
293,525	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.92%	09/27/2032	290,590
	Voyager Parent LLC
136,014	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.95%	07/01/2032	135,264
834,117	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.95%	07/01/2032	829,513
	VSE Corp.
640,000	Senior Secured Term Loan	5.69% (f)	03/17/2033	640,134
	VT Topco, Inc.
331,304	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.50% Floor)	6.67%	08/09/2030	322,359
	Wand NewCo 3, Inc.
961,760	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	01/30/2031	955,201
	Whatabrands LLC
1,663,158	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	08/03/2028	1,662,418
	White Cap Supply Holdings LLC
538,979	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%	10/29/2029	519,645
	WhiteWater Matterhorn Holdings LLC
489,538	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.00% Floor)	5.45%	06/16/2032	487,905
	Zayo Group Holdings, Inc.
2,641,196	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00% + 0.50% PIK, 0.00% Floor)	6.78%	03/11/2030	2,598,131

48	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
13,823	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.11% + 0.50% PIK, 0.00% Floor)	6.79%	03/11/2030	13,598
	Zelis Payments Buyer, Inc.
819,625	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%	11/26/2031	795,139
	Total Bank Loans (Cost $169,526,670)			166,805,837

COLLATERALIZED LOAN OBLIGATIONS - 2.8%
	Anthelion CLO
1,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.17%(a)	07/20/2036	1,000,955
	Apidos CLO
5,500,000	Series 2022-39A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)	4.90%(a)	10/21/2038	5,501,312
	Bain Capital Credit CLO
5,000,000	Series 2019-4A-A1RR (3 mo. Term SOFR + 0.99%, 0.99% Floor)	4.66%(a)	04/23/2035	4,990,991
5,830,000	Series 2021-1A-AR (3 mo. Term SOFR + 0.94%, 0.94% Floor)	4.61%(a)	04/18/2034	5,822,315
500,000	Series 2024-4A-D1 (3 mo. Term SOFR + 3.10%, 3.10% Floor)	6.77%(a)	10/23/2037	498,055
5,000,000	Series 2024-6A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.00%(a)	01/21/2038	5,002,500
	Balboa Bay Loan Funding Ltd.
2,000,000	Series 2025-2A-A1 (3 mo. Term SOFR + 1.25%, 1.25% Floor)	4.98%(a)	01/20/2039	2,000,818
	Battalion CLO Ltd.
3,000,000	Series 2022-23A-A1R (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.09%(a)	10/15/2037	3,004,164
	Benefit Street Partners CLO Ltd.
6,000,000	Series 2023-32A-AR (3 mo. Term SOFR + 1.21%, 1.21% Floor)	4.88%(a)	10/25/2038	5,999,280
	Birch Grove CLO
10,000,000	Series 2023-5A-A1R (3 mo. Term SOFR + 1.41%, 1.41% Floor)	5.08%(a)	10/20/2037	10,013,288
	Blackstone, Inc.
5,000,000	Series 2023-1A-AR (3 mo. Term SOFR + 1.21%, 1.21% Floor)	4.88%(a)	01/20/2039	4,999,270
	BlueMountain CLO Ltd.
2,000,000	Series 2016-3A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	7.01%(a)	11/15/2030	1,997,064
2,400,000	Series 2017-2A-C (3 mo. Term SOFR + 3.26%, 0.00% Floor)	6.93%(a)	10/20/2030	2,360,268
2,500,000	Series 2018-23A-D1R (3 mo. Term SOFR + 3.85%, 3.85% Floor)	7.52%(a)	07/20/2037	2,511,967
	Canyon Capital CLO Ltd.
2,500,000	Series 2012-1RA-D (3 mo. Term SOFR + 3.26%, 0.00% Floor)	6.93%(a)	07/15/2030	2,499,536
2,750,000	Series 2014-1A-CR (3 mo. Term SOFR + 3.01%, 2.75% Floor)	6.68%(a)	01/30/2031	2,702,429
	Canyon CLO
1,000,000	Series 2021-3A-DR (3 mo. Term SOFR + 2.85%, 2.85% Floor)	6.52%(a)	07/15/2034	970,452

Principal Amount $	Security Description	Rate	Maturity	Value $
	Carlyle Global Market Strategies
5,000,000	Series 2021-8A-A1R (3 mo. Term SOFR + 1.27%, 1.27% Floor)	4.94%(a)	10/15/2038	5,001,836
1,000,000	Series 2022-5A-D1R (3 mo. Term SOFR + 3.15%, 3.15% Floor)	6.82%(a)	10/15/2037	990,802
4,250,000	Series 2023-3A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)	4.90%(a)	10/15/2038	4,251,061
	Cathedral Lake CLO Ltd.
5,000,000	Series 2021-8A-D1 (3 mo. Term SOFR + 3.68%, 3.42% Floor)	7.35%(a)	01/20/2035	4,931,987
	Crown City CLO
5,000,000	Series 2020-1A-A1RR (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.04%(a)	07/20/2038	5,005,354
	Dryden Senior Loan Fund
1,450,000	Series 2022-113A-AR3 (3 mo. Term SOFR + 1.09%, 1.09% Floor)	4.76%(a)	10/15/2037	1,448,140
	Empower CLO Ltd.
2,000,000	Series 2023-2A-AR (3 mo. Term SOFR + 1.32%, 1.32% Floor)	4.99%(a)	10/15/2038	2,002,067
	Jamestown CLO Ltd.
2,000,000	Series 2019-1A-ARR (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.04%(a)	03/20/2038	2,002,457
	Kennedy Lewis CLO Ltd.
2,500,000	Series 2023-12A-AR (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.00%(a)	07/20/2038	2,502,775
	LCM LP
1,162,750	Series 25A-D (3 mo. Term SOFR + 3.71%, 0.00% Floor)	7.38%(a)	07/20/2030	1,156,108
3,250,000	Series 28A-D (3 mo. Term SOFR + 3.21%, 2.95% Floor)	6.88%(a)	10/20/2030	3,200,245
4,000,000	Series 30A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	6.93%(a)	04/20/2031	3,984,424
	LCM XIII LP
2,894,459	Series 14A-DR (3 mo. Term SOFR + 3.01%, 0.00% Floor)	6.68%(a)	07/20/2031	2,894,892
	Madison Park Funding Ltd.
1,000,000	Series 2023-63A-A1R (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.07%(a)	07/21/2038	1,001,007
	Magnetite CLO Ltd.
1,000,000	Series 2019-23A-AR2 (3 mo. Term SOFR + 0.99%, 0.99% Floor)	4.64%(a)	01/25/2035	998,677
1,000,000	Series 2022-35A-A1RR (3 mo. Term SOFR + 1.20%, 1.20% Floor)	4.92%(a)	01/25/2039	999,050
	Marble Point CLO
7,500,000	Series 2020-3A-AR2 (3 mo. Term SOFR + 1.30%, 1.30% Floor)	4.97%(a)	10/19/2038	7,503,877
	Menlo CLO Ltd.
3,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.09%(a)	01/20/2038	3,003,536
	Milford Park CLO Ltd.
2,253,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.16%, 1.16% Floor)	4.83%(a)	01/20/2038	2,249,319

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	49

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Octagon Investment Partners Ltd.
2,000,000	Series 2013-1A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	6.93%(a)	07/17/2030	2,001,824
10,000,000	Series 2016-1A-DR (3 mo. Term SOFR + 3.21%, 0.00% Floor)	6.88%(a)	07/15/2030	10,014,750
3,500,000	Series 2019-1A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)	7.28%(a)	01/20/2035	3,354,198
	Park Blue CLO Ltd.
5,000,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.09%(a)	10/20/2037	5,007,738
	Peace Park CLO Ltd.
5,000,000	Series 2021-1A-AR (3 mo. Term SOFR + 1.25%, 1.25% Floor)	4.92%(a)	10/20/2038	4,997,388
	Sound Point CLO Ltd.
1,000,000	Series 2018-2A-C (3 mo. Term SOFR + 2.21%, 0.00% Floor)	5.88%(a)	07/26/2031	1,004,435
7,000,000	Series 2019-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	7.23%(a)	07/15/2034	6,711,311
7,000,000	Series 2019-3A-DR (3 mo. Term SOFR + 3.76%, 3.76% Floor)	7.43%(a)	10/25/2034	6,320,664
2,000,000	Series 2020-1A-DR (3 mo. Term SOFR + 3.61%, 3.61% Floor)	7.28%(a)	07/20/2034	1,917,860
4,000,000	Series 2020-3A-D (3 mo. Term SOFR + 3.91%, 3.65% Floor)	7.58%(a)	01/25/2032	3,842,193
1,250,000	Series 2021-3A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	7.18%(a)	10/25/2034	1,179,429
1,000,000	Series 2021-4A-D (3 mo. Term SOFR + 3.66%, 3.66% Floor)	7.33%(a)	10/25/2034	942,638
	Storm King Park CLO Ltd.
1,000,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.03%(a)	10/15/2037	1,000,860
	Symphony CLO Ltd.
3,000,000	Series 2015-16A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	6.98%(a)	10/15/2031	3,005,154
	Trestles LLC
10,000,000	Series 2025-8A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.00%(a)	06/11/2035	10,002,628
	Trimaran CAVU LLC
5,000,000	Series 2021-3A-D (3 mo. Term SOFR + 4.04%, 3.78% Floor)	7.71%(a)	01/18/2035	4,930,514
	Upland CLO
1,000,000	Series 2016-1A-CR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	6.83%(a)	04/20/2031	1,000,771
	Voya CLO Ltd.
4,000,000	Series 2018-2A-D (3 mo. Term SOFR + 3.01%, 2.75% Floor)	6.68%(a)	07/15/2031	4,004,442
	Wind River CLO Ltd.
1,000,000	Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	9.68%(a)	01/15/2031	856,567
3,000,000	Series 2014-3A-DR2 (3 mo. Term SOFR + 3.66%, 3.40% Floor)	7.33%(a)	10/22/2031	2,999,976
2,000,000	Series 2021-1A-D1R (3 mo. Term SOFR + 3.95%, 3.95% Floor)	7.62%(a)	07/20/2037	1,997,277
	Total Collateralized Loan Obligations (Cost $195,768,896)			194,094,895

Principal Amount $	Security Description	Rate	Maturity	Value $
FOREIGN CORPORATE BONDS - 6.1%
5,053,000	180 Medical, Inc.	5.30%(a)	10/08/2035	4,966,108
2,109,093	Acu Petroleo Luxembourg Sarl	7.50%	01/13/2032	2,144,804
1,900,000	Adani Electricity Mumbai Ltd.	3.95%	02/12/2030	1,739,095
1,300,000	Adani Electricity Mumbai Ltd.	3.87%	07/22/2031	1,145,954
1,147,500	Adani International Container Terminal Pvt Ltd.	3.00%(a)	02/16/2031	1,047,526
2,601,000	Adani International Container Terminal Pvt Ltd.	3.00%	02/16/2031	2,374,393
700,000	Adani Ports & Special Economic Zone Ltd.	4.20%	08/04/2027	686,130
1,800,000	Adani Ports & Special Economic Zone Ltd.	4.38%	07/03/2029	1,726,638
1,200,000	Adani Ports & Special Economic Zone Ltd.	3.10%	02/02/2031	1,055,055
1,231,875	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash	4.63%	10/15/2039	997,290
1,000,000	Adani Transmission Step-One Ltd.	4.00%	08/03/2026	999,508
1,921,850	Adani Transmission Step-One Ltd.	4.25%	05/21/2036	1,680,262
3,270,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.10%	01/19/2029	3,313,503
4,598,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (5 yr. CMT Rate + 2.72%)	6.95%	03/10/2055	4,708,519
2,600,000	AES Espana BV	5.70%(a)	05/04/2028	2,551,458
1,000,000	Agrosuper SA	4.60%	01/20/2032	948,865
4,715,000	AIB Group PLC (SOFR + 1.91%)	5.87%(a)	03/28/2035	4,874,186
739,579	AL Candelaria Spain SA	7.50%	12/15/2028	754,400
1,650,000	AL Candelaria Spain SA	5.75%	06/15/2033	1,456,249
3,200,000	AL Candelaria Spain SA	5.75%(a)	06/15/2033	2,824,240
1,265,244	Altice France SA	6.88%(a)	07/15/2032	1,200,000
3,996,000	Anglo American Capital PLC	5.25%(a)	03/19/2036	3,908,961
3,300,000	AngloGold Ashanti Holdings PLC	3.38%	11/01/2028	3,173,055
200,000	Antofagasta PLC	5.63%	05/13/2032	202,946
2,535,000	ArcelorMittal SA	6.00%	06/17/2034	2,667,578
1,305,000	Ardonagh Finco Ltd.	7.75%(a)	02/15/2031	1,321,256
1,500,000	Aris Mining Corp.	8.00%(a)	10/31/2029	1,554,840
4,896,000	Ashtead Capital, Inc.	5.55%(a)	05/30/2033	4,946,176
6,514,000	Avilease Capital Ltd.	4.75%(a)	11/12/2030	6,345,548
4,267,000	Avolon Holdings Funding Ltd.	5.75%(a)	03/01/2029	4,364,480
5,113,000	Avolon Holdings Funding Ltd.	5.75%(a)	11/15/2029	5,240,528
200,000	Banco BBVA Peru SA (5 yr. CMT Rate + 2.00%)	6.20%	06/07/2034	202,502
1,400,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65%(a)(g)	04/22/2031	1,237,660
1,200,000	Banco Davivienda SA (5 yr. CMT Rate + 4.59%)	8.13%(a)	07/02/2035	1,217,400
1,000,000	Banco Davivienda SA (5 yr. CMT Rate + 4.59%)	8.13%	07/02/2035	1,014,500
5,800,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%	09/30/2031	5,709,275
200,000	Banco GNB Sudameris SA (5 yr. CMT Rate + 6.66%)	7.50%	04/16/2031	200,016
2,050,000	Banco Internacional del Peru SAA Interbank	4.80%(a)	07/15/2031	2,020,480
1,400,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40%(a)	04/30/2035	1,419,530
2,350,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40%	04/30/2035	2,382,783

50	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
2,200,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.35%)	7.63%(g)	01/10/2028	2,205,999
200,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)	7.50%(a)(g)	06/27/2029	200,113
1,800,000	Banco Mercantil del Norte SA/Grand Cayman (5 yr. CMT Rate + 4.07%)	8.38%(a)(g)	05/20/2031	1,851,750
2,250,000	Banco Santander Chile	4.55%(a)	11/20/2030	2,223,293
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	5.62%	12/10/2029	204,940
1,605,000	Bank of Nova Scotia (SOFR + 1.05%)	4.81%	02/02/2034	1,582,857
4,875,000	Barclays PLC (SOFR + 1.83%)	5.86%	08/11/2046	4,790,352
4,690,000	BAT Capital Corp.	5.63%	08/15/2035	4,825,196
4,249,000	BAT Capital Corp.	4.54%	08/15/2047	3,452,862
465,000	Bausch Health Cos., Inc.	5.25%(a)	01/30/2030	300,929
93,000	Bausch Health Cos., Inc.	14.00%(a)	10/15/2030	89,301
1,300,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 2.65%)	5.13%	01/18/2033	1,264,335
1,400,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.31%)	5.88%	09/13/2034	1,375,957
2,400,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.21%)	8.13%	01/08/2039	2,529,101
4,978,000	Bell Telephone Co. of Canada or Bell Canada (5 yr. CMT Rate + 2.36%)	7.00%	09/15/2055	5,097,044
1,800,000	Belron UK Finance PLC	5.75%(a)	10/15/2029	1,812,537
5,025,000	BPCE SA (SOFR + 1.27%)	4.76%(a)	01/13/2032	4,957,535
3,073,000	BPRL International Singapore Pte Ltd.	4.38%	01/18/2027	3,066,184
594,804	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy	7.88%(a)	02/15/2039	623,080
2,100,000	CAP SA	3.90%(a)	04/27/2031	1,756,902
3,500,000	CAP SA	3.90%	04/27/2031	2,928,169
5,054,000	CCL Industries, Inc.	3.05%(a)	06/01/2030	4,718,366
4,700,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13%(g)	06/08/2026	4,683,389
500,000	Cemex SAB de CV (5 yr. CMT Rate + 3.52%)	7.20%(a)(g)	06/10/2030	506,875
1,000,000	Cencosud SA	4.38%	07/17/2027	996,041
2,521,000	Cenovus Energy, Inc.	5.40%	03/20/2036	2,509,348
3,701,329	Chile Electricity PEC SpA	0.00%(a)	01/25/2028	3,364,508
3,731,000	Cosan Overseas Ltd.	8.25%(g)	05/05/2026	3,538,480
5,038,000	Credit Agricole SA (SOFR + 1.36%)	4.82%(a)	09/25/2033	4,937,460
2,700,000	CSN Resources SA	5.88%	04/08/2032	1,657,138
5,656,000	Daimler Truck Finance North America LLC	4.50%(a)	04/12/2031	5,553,994
850,000	Danaos Corp.	6.88%(a)	10/15/2032	864,410
1,782,268	Digicel Group Holdings Ltd.	0.00%(a)(b)	12/31/2030	12,332
618,361	Digicel Group Holdings Ltd.	0.00%(a)(b)	12/31/2030	30,028
5,390,000	Electricite de France SA	4.88%(a)	09/21/2038	4,999,017
4,517,000	Element Fleet Management Corp.	6.32%(a)	12/04/2028	4,711,624
4,631,000	Element Fleet Management Corp.	5.04%(a)	03/25/2030	4,677,638
835,200	Empresa Electrica Cochrane SpA	5.50%	05/14/2027	835,819
1,200,000	Empresas Publicas de Medellin ESP	4.38%	02/15/2031	1,090,451

Principal Amount $	Security Description	Rate	Maturity	Value $
2,074,000	Enbridge, Inc.	5.45%	03/27/2036	2,092,654
2,345,000	ENEL Finance International NV	4.13%(a)	09/30/2028	2,326,168
1,977,000	ENEL Finance International NV	5.13%(a)	06/26/2029	2,005,563
321,866	Fermaca Enterprises S de RL de CV	6.38%	03/30/2038	324,642
670,590	Fideicomiso PA Pacifico Tres	8.25%	01/15/2035	693,960
1,800,000	Freeport Indonesia PT	4.76%	04/14/2027	1,805,090
200,000	Frigorifico Concepcion SA	7.70%	07/21/2028	54,500
1,870,000	Froneri Lux FinCo SARL	6.00%(a)	08/01/2032	1,825,069
700,000	Frontera Energy Corp.	7.88%	06/21/2028	685,886
500,000	FS Luxembourg Sarl	8.13%(a)	02/11/2036	459,850
1,030,000	Garda World Security Corp.	6.50%(a)	01/15/2031	1,045,019
1,125,000	Garda World Security Corp.	8.25%(a)	08/01/2032	1,114,778
700,000	GCC SAB de CV	3.61%	04/20/2032	633,008
340,000	Genmab AS / Genmab Finance LLC	6.25%(a)	12/15/2032	348,825
340,000	Genmab AS / Genmab Finance LLC	7.25%(a)	12/15/2033	356,200
1,290,000	GGAM Finance Ltd.	6.88%(a)	04/15/2029	1,321,921
5,083,000	Glencore Funding LLC	5.20%(a)	07/01/2033	5,091,367
2,075,000	Global Aircraft Leasing Co. Ltd.	8.75%(a)	09/01/2027	2,107,764
576,800	GNL Quintero SA	4.63%	07/31/2029	575,171
2,100,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%	05/15/2029	2,141,600
1,460,000	Grifols SA	4.75%(a)	10/15/2028	1,430,931
296,133	Guara Norte Sarl	5.20%	06/15/2034	287,286
1,200,000	Indofood CBP Sukses Makmur Tbk	3.40%	06/09/2031	1,103,750
600,000	Industrial Subordinated Trust II (5 yr. CMT Rate + 2.86%)	6.55%(a)	04/15/2036	600,750
200,000	INEOS Finance PLC	7.50%(a)	04/15/2029	194,210
5,734,000	ING Groep NV (SOFR + 1.61%)	5.42%	03/23/2037	5,719,552
2,900,000	InRetail Consumer	3.25%	03/22/2028	2,790,239
2,100,000	Intercorp Financial Services, Inc.	4.13%	10/19/2027	2,081,477
200,000	Intercorp Peru Ltd.	3.88%	08/15/2029	192,449
1,192,690	Invepar Holdings	0.00%(b)(e)	12/30/2028	—
500,000	Inversiones CMPC SA (5 yr. CMT Rate + 2.83%)	6.70%(a)	12/09/2057	488,675
903,500	JSW Hydro Energy Ltd.	4.13%(a)	05/18/2031	827,638
3,266,500	JSW Hydro Energy Ltd.	4.13%	05/18/2031	2,992,230
2,600,000	JSW Infrastructure Ltd.	4.95%	01/21/2029	2,534,400
1,725,616	Lima Metro Line 2 Finance Ltd.	4.35%	04/05/2036	1,641,512
5,817,000	Lloyds Banking Group PLC (1 yr. CMT Rate + 1.60%)	6.07%	06/13/2036	5,914,970
2,465,000	Macquarie Airfinance Holdings Ltd.	5.20%(a)	03/27/2028	2,474,964
2,438,000	Macquarie Airfinance Holdings Ltd.	5.15%(a)	03/17/2030	2,426,694
1,500,000	MARB BondCo PLC	3.95%	01/29/2031	1,330,346
300,000	Marcobre SAC	5.75%(a)	01/22/2036	290,028
955,000	Mattamy Group Corp.	4.63%(a)	03/01/2030	908,750
500,000	Medco Laurel Tree Pte Ltd.	6.95%	11/12/2028	498,469
1,325,000	Merlin Entertainments Group US Holdings, Inc.	7.38%(a)	02/15/2031	1,106,814
2,550,000	Mexarrend SAPI de CV	10.25%(a)(e)	07/24/2026	9,563
1,247,088	Mexico Generadora de Energia S de RL	5.50%	12/06/2032	1,250,221
1,170,000	Millicom International Cellular SA	5.13%	01/15/2028	1,159,576
1,980,000	Millicom International Cellular SA	6.25%	03/25/2029	1,973,933
3,180,100	Minejesa Capital BV	4.63%	08/10/2030	3,148,364
1,100,000	Minerva Luxembourg SA	8.88%(a)	09/13/2033	1,176,225
800,000	Minerva Luxembourg SA	8.88%	09/13/2033	855,436
4,100,000	Minsur SA	4.50%	10/28/2031	3,860,551
5,088,000	Mitsubishi UFJ Financial Group, Inc. (1 yr. CMT Rate + 0.90%)	5.06%	01/14/2037	5,000,935
1,651,236	Mong Duong Finance Holdings BV	5.13%	05/07/2029	1,625,781
1,500,000	Movida Europe SA	7.85%	04/11/2029	1,463,153

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	51

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
3,504,852	MV24 Capital BV	6.75%	06/01/2034	3,500,332
5,640,000	Nationwide Building Society (SOFR + 1.65%)	5.54%(a)	07/14/2036	5,658,480
4,576,000	NatWest Group PLC (1 yr. CMT Rate + 1.30%)	5.91%	03/03/2047	4,461,771
1,050,000	NBM US Holdings, Inc.	6.63%	08/06/2029	1,051,496
600,000	Nexa Resources SA	6.50%	01/18/2028	610,873
480,000	Nissan Motor Co. Ltd.	4.35%(a)	09/17/2027	467,295
510,000	Nissan Motor Co. Ltd.	4.81%(a)	09/17/2030	463,558
475,000	Nissan Motor Co. Ltd.	7.75%(a)	07/17/2032	481,467
2,427,000	nVent Finance Sarl	5.65%	05/15/2033	2,491,728
3,858,000	NXP BV / NXP Funding LLC / NXP USA, Inc.	4.85%	08/19/2032	3,807,113
3,100,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%	07/27/2026	3,091,259
1,265,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.	8.00%(a)	08/01/2030	1,213,357
1,830,000	Opal Bidco SAS	6.50%(a)	03/31/2032	1,832,871
1,100,000	Orbia Advance Corp. SAB de CV	6.75%	09/19/2042	879,468
400,000	Orbia Advance Corp. SAB de CV	5.88%	09/17/2044	285,974
3,700,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	4.60%	06/15/2032	3,704,623
2,200,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 0.80%)	4.55%	09/08/2035	2,173,620
600,000	Periama Holdings	5.95%	04/19/2026	599,920
1,667,000	Peru LNG Srl	5.38%	03/22/2030	1,619,294
4,383,183	Prumo Participacoes e Investimentos S/A	7.50%	12/31/2031	4,421,422
1,000,000	Reliance Industries Ltd.	3.67%	11/30/2027	986,453
9,281,000	Renesas Electronics Corp.	2.17%(a)	11/25/2026	9,138,671
7,348,000	Royal Bank of Canada (SOFR + 0.98%)	4.31%	11/03/2031	7,226,811
4,080,999	Rutas 2 & 7 Finance Ltd.	0.00%	09/30/2036	3,121,964
800,000	Saavi Energia Sarl	8.88%(a)	02/10/2035	840,520
400,000	Sasol Financing USA LLC	4.38%	09/18/2026	398,315
200,000	Scotiabank Peru SAA (1 yr. CMT Rate + 2.31%)	6.10%(a)	10/01/2035	204,070
1,205,000	Seaspan Corp.	5.50%(a)	08/01/2029	1,130,179
1,100,000	Simpar Europe SA	5.20%	01/26/2031	933,350
13,344,000	SK hynix, Inc.	4.25%(a)	09/11/2028	13,273,029
5,116,000	Societe Generale SA (SOFR + 1.73%)	5.44%(a)	10/03/2036	5,008,356
1,848,750	Star Energy Geothermal Wayang Windu Ltd.	6.75%	04/24/2033	1,858,448
5,145,000	Suzano Netherlands BV	5.50%	01/15/2036	4,981,003
239,000	Telefonica Celular del Paraguay SA	5.88%	04/15/2027	238,751
4,757,000	TELUS Corp. (5 yr. CMT Rate + 2.71%)	7.00%	10/15/2055	4,858,272
4,997,000	Teva Pharmaceutical Finance Co. LLC	6.15%	02/01/2036	5,154,576
1,265,132	Tierra Mojada Luxembourg II Sarl	5.75%	12/01/2040	1,205,038
200,000	TK Elevator US Newco, Inc.	5.25%(a)	07/15/2027	199,621
2,466,000	Toronto-Dominion Bank	4.93%	10/15/2035	2,427,090
500,000	Transelec SA	3.88%	01/12/2029	487,137
5,160,000	Triton Container International Ltd. / TAL International Container Corp.	5.15%	02/15/2033	5,055,737
622,000	Trivium Packaging Finance BV	8.25%(a)	07/15/2030	651,267
5,049,000	UBS Group AG (SOFR + 1.34%)	5.01%(a)	03/23/2037	4,884,623
487,000	Ultrapar International SA	5.25%	10/06/2026	486,799
62,116	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50%(e)	12/31/2027	3,727
44,227	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50%(a)(e)	12/31/2027	2,654
222,252	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00%(e)	12/31/2028	6,668
51,684	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00%(a)(e)	12/31/2028	1,550

Principal Amount $	Security Description	Rate	Maturity	Value $
262,805	Unigel Netherlands Holding Corp. BV (15.00% Cash or 15.00% PIK)	15.00%(e)	12/31/2044	5,256
3,400,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%	10/14/2031	3,354,647
1,400,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.45%)	3.86%	10/07/2032	1,387,161
1,840,000	Vale Overseas Ltd.	6.40%	06/28/2054	1,865,208
1,105,000	Vallourec SACA	7.50%(a)	04/15/2032	1,159,436
1,600,000	Vamos Europe SA	9.20%(a)	01/26/2031	1,518,592
4,681,000	Videotron Ltd.	5.70%(a)	01/15/2035	4,727,229
400,000	Vista Energy Argentina SAU	8.50%(a)	06/10/2033	418,680
1,000,000	Volcan Cia Minera SAA	8.50%(a)	10/28/2032	1,015,650
450,000	Wipro IT Services LLC	1.50%	06/23/2026	447,025
6,196,000	WSP Global, Inc.	5.04%(a)	09/18/2031	6,146,881
789,360	Yinson Bergenia Production BV	8.50%(a)	01/31/2045	835,552
394,680	Yinson Bergenia Production BV	8.50%	01/31/2045	417,776
400,000	Ziggo BV	4.88%(a)	01/15/2030	373,922
	Total Foreign Corporate Bonds (Cost $427,741,489)			416,771,573

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.0%
200,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands	5.88%(a)	05/07/2030	204,940
2,790,841	Bioceanico Sovereign Certificate Ltd.	0.00%	06/05/2034	2,279,224
1,800,000	Brazilian Government International Bond	4.75%	01/14/2050	1,303,920
1,747,568	Chile Electricity Lux Mpc II Sarl	5.67%	10/20/2035	1,766,033
1,747,568	Chile Electricity Lux Mpc II Sarl	5.67%(a)	10/20/2035	1,766,033
2,193,000	Chile Electricity Lux MPC Sarl	6.01%	01/20/2033	2,268,351
750,000	Chile Government International Bond	2.45%	01/31/2031	685,684
4,200,000	Colombia Government International Bond	4.13%	05/15/2051	2,562,000
500,000	Comision Federal de Electricidad	4.69%	05/15/2029	491,541
400,000	Comision Federal de Electricidad	3.35%	02/09/2031	358,616
1,000,000	Comision Federal de Electricidad	6.45%(a)	01/24/2035	997,864
2,250,000	Corp. Nacional del Cobre de Chile	3.00%	09/30/2029	2,113,015
900,000	Dominican Republic International Bond	5.50%	02/22/2029	894,555
800,000	Dominican Republic International Bond	4.50%	01/30/2030	762,240
2,150,000	Dominican Republic International Bond	5.75%(a)	03/17/2034	2,052,175
5,800,000	Ecopetrol SA	5.88%	11/02/2051	4,089,233
1,584,812	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%(a)	01/31/2041	1,589,170
1,584,812	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%	01/31/2041	1,589,170
350,000	Fondo MIVIVIENDA SA	5.40%(a)	03/31/2031	350,437
300,000	Guatemala Government Bond	4.50%	05/03/2026	300,900
700,000	Guatemala Government Bond	4.38%	06/05/2027	694,400
800,000	Guatemala Government Bond	4.88%	02/13/2028	796,380
1,800,000	Guatemala Government Bond	5.25%	08/10/2029	1,804,050
1,400,000	Guatemala Government Bond	5.38%	04/24/2032	1,387,400
4,099,638	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	4,191,388
2,800,000	Mexico Government International Bond	4.40%	02/12/2052	1,994,020
7,000,000	Mexico Government International Bond	6.34%	05/04/2053	6,527,500

52	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
2,300,000	MISC Capital Two Labuan Ltd.	3.75%	04/06/2027	2,279,965
2,600,000	Morocco Government International Bond	2.38%	12/15/2027	2,497,228
300,000	Morocco Government International Bond	5.95%	03/08/2028	305,321
1,600,000	Morocco Government International Bond	3.00%	12/15/2032	1,376,176
600,000	Morocco Government International Bond	4.00%	12/15/2050	413,070
3,300,000	OCP SA	6.75%	05/02/2034	3,436,346
300,000	Pertamina Persero PT	3.65%	07/30/2029	287,802
800,000	Pertamina Persero PT	2.30%	02/09/2031	703,735
4,200,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%	05/15/2027	4,172,368
600,000	Peruvian Government International Bond	2.84%	06/20/2030	558,810
1,600,000	Petrobras Global Finance BV	5.13%	09/10/2030	1,569,760
1,100,000	Trinidad & Tobago Government International Bond	6.50%(a)	01/28/2036	1,095,600
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $68,463,871)			64,516,420

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 6.6%
	Arbor Multifamily Mortgage Securities Trust
22,775,500	Series 2021-MF2-XB	0.75%(a)(c)(h)	06/15/2054	827,090
	AREIT Ltd.
4,000,000	Series 2024-CRE9-B (1 mo. Term SOFR + 2.54%, 2.54% Floor)	6.21%(a)	05/17/2041	4,003,748
	AREIT Trust
5,650,000	Series 2025-CRE10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.07%(a)	12/17/2029	5,658,159
	Banc of America Re-Remic Trust
2,638,666	Series 2016-ISQ-C	3.61%(a)(c)	08/14/2034	859,150
	BANK
3,978,273	Series 2017-BNK8-XA	0.70%(c)(h)	11/15/2050	30,134
1,005,000	Series 2020-BN28-AS	2.14%	03/15/2063	888,732
1,910,000	Series 2021-BN32-A4	2.35%	04/15/2054	1,740,557
4,009,000	Series 2021-BN35-A5	2.29%	06/15/2064	3,544,523
5,600,000	Series 2022-BNK39-AS	3.18%	02/15/2055	5,057,770
2,682,000	Series 2022-BNK39-E	2.50%(a)	02/15/2055	1,804,650
162,961,023	Series 2025-BNK50-XA	0.34%(c)(h)	05/15/2068	4,460,455
	BANK5 Trust
5,608,000	Series 2024-5YR10-AS	5.64%	10/15/2057	5,708,814
2,355,500	Series 2024-5YR8-A3	5.88%	08/15/2057	2,443,766
5,478,000	Series 2024-5YR9-A3	5.61%	08/15/2057	5,634,842
3,280,000	Series 2025-5YR15-AS	5.76%	07/15/2058	3,365,159
3,200,000	Series 2025-5YR19-AS	5.61%	12/15/2058	3,275,610
2,215,000	Series 2026-5YR20-A3	5.10%	02/15/2059	2,249,074
3,696,000	Series 2026-5YR21-A3	5.53%	04/15/2059	3,812,822
	BBCMS Trust
4,526,000	Series 2021-C12-A5	2.69%	11/15/2054	4,024,659
5,364,000	Series 2022-C14-A5	2.95%(c)	02/15/2055	4,808,992
5,785,000	Series 2022-C16-A5	4.60%(c)	06/15/2055	5,679,518
4,208,000	Series 2024-5C27-AS	6.41%(c)	07/15/2057	4,373,138
5,500,000	Series 2024-5C29-A3	5.21%	09/15/2057	5,601,264
3,260,000	Series 2025-5C34-A3	5.66%	05/15/2058	3,370,837
3,714,000	Series 2025-5C36-A3	5.52%	08/15/2058	3,829,202
2,500,000	Series 2025-5C37-A3	5.02%	09/15/2058	2,531,444
2,862,000	Series 2025-5C37-AS	5.38%(c)	09/15/2058	2,901,322
2,355,500	Series 2026-5C40-C	5.81%(c)	02/15/2059	2,350,859
	Benchmark Mortgage Trust
2,552,000	Series 2019-B13-C	3.84%(c)	08/15/2057	2,194,862
4,549,000	Series 2020-B19-AS	2.15%	09/15/2053	3,849,132
85,370,028	Series 2021-B28-XA	1.24%(c)(h)	08/15/2054	4,010,701
5,650,000	Series 2022-B32-AS	3.41%(c)	01/15/2055	4,954,492
5,600,000	Series 2024-V10-A3	5.28%	09/15/2057	5,704,132
4,793,000	Series 2024-V11-A3	5.91%(c)	11/15/2057	4,981,659

Principal Amount $	Security Description	Rate	Maturity	Value $
5,000,000	Series 2024-V8-A2	5.71%	07/15/2057	5,134,452
4,791,000	Series 2024-V8-A3	6.19%(c)	07/15/2057	4,985,433
2,631,000	Series 2024-V8-D	4.00%(a)	07/15/2057	2,344,450
5,443,000	Series 2024-V9-A3	5.60%	08/15/2057	5,587,420
3,338,000	Series 2025-V15-AS	6.17%	06/15/2058	3,472,512
4,917,000	Series 2025-V17-A3	5.07%	09/15/2058	4,983,372
3,690,000	Series 2025-V18-AS	5.59%	10/15/2058	3,751,975
6,028,000	Series 2026-B42-ASB	4.94%	03/15/2059	6,093,524
870,000	Series 2026-V20-C	5.44%	02/15/2059	866,661
29,291,000	Series 2026-V20-XD	1.83%(a)(c)(h)	02/15/2059	2,403,385
4,805,000	Series 2026-V21-A3	5.13%	03/15/2031	4,864,345
59,450,000	Series 2026-V21-XA	1.65%(c)(h)	11/15/2030	3,764,374
	Blackstone Mortgage Trust, Inc.
7,080,000	Series 2026-FL6-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.13%(a)	08/19/2043	7,086,691
	BMO Mortgage Trust
1,602,000	Series 2023-C6-ASB	6.21%	09/15/2056	1,697,689
653,000	Series 2024-5C3-AS	6.29%(c)	02/15/2057	674,211
5,539,000	Series 2024-5C6-A3	5.32%	09/15/2057	5,640,808
3,729,000	Series 2024-5C7-AS	5.89%(c)	11/15/2057	3,794,453
4,874,000	Series 2025-5C11-AS	5.94%	07/15/2058	5,015,698
4,487,000	Series 2026-C14-B	5.82%(c)	02/15/2059	4,519,111
	Bombardier Capital Mortgage Securitization Corp.
4,000,000	Series 2025-5C6-AS	5.58%(c)	10/15/2058	4,072,773
1,843,000	Series 2025-5C6-C	5.83%(c)	10/15/2058	1,814,664
5,030,000	Series 2025-5C7-B	5.86%(c)	12/15/2058	5,099,013
2,729,000	Series 2025-5C7-D	4.25%(a)	12/15/2058	2,274,200
	BrightSpire Capital, Inc.
4,750,000	Series 2026-FL3-D (1 mo. Term SOFR + 2.85%, 2.85% Floor)	6.53%(a)	08/19/2043	4,767,660
	Brookfield Property Partners LP
3,560,000	Series 2026-TY-A	4.67%(a)(c)	03/05/2043	3,520,974
	BSPRT Co.-Issuer LLC
5,580,000	Series 2023-FL10-B (1 mo. Term SOFR + 3.27%, 3.27% Floor)	6.94%(a)	09/15/2035	5,597,717
	BSTN Commercial Mortgage Trust
3,510,000	Series 2025-HUB-D	5.75%(a)(c)	04/13/2041	3,486,817
	BX Trust
3,530,000	Series 2019-OC11-E	3.94%(a)(c)	12/09/2041	3,269,028
2,212,333	Series 2025-ARIA-C	5.52%(a)(c)	12/13/2042	2,208,075
4,040,000	Series 2026-ALOHA-D (1 mo. Term SOFR + 2.15%, 2.15% Floor)	5.85%(a)	04/15/2043	4,050,100
4,990,000	Series 2026-CSMO-C (1 mo. Term SOFR + 2.00%, 2.00% Floor)	5.67%(a)	02/15/2043	5,005,123
3,620,000	Series 2026-XL6-B (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.12%(a)	03/15/2043	3,599,138
	BXP Trust
1,492,000	Series 2017-GM-C	3.42%(a)(c)	06/13/2039	1,456,897
	CENT Trust
3,233,000	Series 2025-CITY-A	4.92%(a)(c)	07/10/2040	3,259,064
	CFCRE Commercial Mortgage Trust
3,267,000	Series 2017-C8-B	4.20%(c)	06/15/2050	3,171,284
	Citigroup Commercial Mortgage Trust
3,171,960	Series 2016-P3-XA	1.65%(c)(h)	04/15/2049	32
27,735,573	Series 2016-P4-XA	1.86%(c)(h)	07/10/2049	277
49,912,184	Series 2016-P5-XA	1.35%(c)(h)	10/10/2049	28,954
4,534,000	Series 2019-GC41-B	3.20%	08/10/2056	4,007,696
4,594,000	Series 2022-GC48-A5	4.58%(c)	05/15/2054	4,549,854
	Citigroup/Deutsche Bank Commercial Mortgage Trust
9,943,261	Series 2016-C1-XA	1.29%(c)(h)	05/10/2049	99
	Commercial Mortgage Pass Through Certificates
184,379	Series 2014-CR16-B	4.58%	04/10/2047	181,656
2,890,526	Series 2015-LC21-C	4.25%(c)	07/10/2048	2,855,422
2,242,000	Series 2024-277P-B	7.00%(a)(c)	08/10/2044	2,375,854

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	53

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Computershare Corporate Trust
58,529	Series 2015-C31-C	4.67%(c)	11/15/2048	57,677
38,233,887	Series 2016-NXS6-XA	1.47%(c)(h)	11/15/2049	31,180
2,638,000	Series 2018-C45-C	4.73%	06/15/2051	2,523,391
3,546,000	Series 2018-C48-C	5.13%(c)	01/15/2052	3,269,424
15,997,289	Series 2019-C49-XA	1.23%(c)(h)	03/15/2052	466,703
5,500,000	Series 2019-C50-C	4.35%	05/15/2052	5,018,251
2,705,000	Series 2020-C55-B	3.14%	02/15/2053	2,449,328
981,470	Series 2020-C58-A3	1.81%	07/15/2053	886,243
5,510,000	Series 2020-C58-B	2.70%	07/15/2053	4,694,041
115,779,864	Series 2021-C59-XA	1.48%(c)(h)	04/15/2054	6,170,303
4,888,000	Series 2025-5C5-A3	5.59%	07/15/2058	5,045,609
4,853,000	Series 2025-5C5-AS	5.92%	07/15/2058	5,015,678
1,790,000	Series 2026-1250B-A	4.83%(a)(c)	03/10/2041	1,774,300
7,202,000	Series 2026-5C8-A3	5.03%	03/15/2059	7,279,515
3,601,000	Series 2026-5C8-C	5.55%	03/15/2059	3,529,479
	Credit Suisse Mortgage Capital Certificates
6,380,000	Series 2021-B33-B	3.65%(a)(c)	10/10/2043	5,643,336
	CSAIL Commercial Mortgage Trust
11,819,732	Series 2016-C6-XA	1.66%(c)(h)	01/15/2049	118
5,500,000	Series 2019-C16-B	3.88%	06/15/2052	5,220,009
61,246,269	Series 2020-C19-XA	1.09%(c)(h)	03/15/2053	1,967,347
	CSTL Commercial Mortgage Trust
3,310,000	Series 2026-GATE3-D	5.52%(a)(c)	02/10/2043	3,262,058
	DOLP Trust
4,070,000	Series 2021-NYC-D	3.70%(a)(c)	05/10/2041	3,458,193
	ELP Commercial Mortgage Trust
3,530,000	Series 2025-ELP-E	6.02%(a)(c)	11/13/2042	3,492,996
	Extended Stay America Trust
3,427,750	Series 2026-ESH2-D (1 mo. Term SOFR + 2.25%, 2.25% Floor)	5.92%(a)	02/15/2043	3,443,115
	GS Mortgage Securities Corp. II
1,825,000	Series 2016-GS2-C	4.71%(c)	05/10/2049	1,808,545
15,738,987	Series 2016-GS2-XA	1.59%(c)(h)	05/10/2049	157
1,310,000	Series 2017-375H-A	3.48%(a)(c)	09/10/2037	1,275,230
2,588,000	Series 2018-RIVR-C (1 mo. Term SOFR + 1.55%, 1.50% Floor)	5.22%(a)	07/15/2035	54,266
1,070,000	Series 2019-GC42-A3	2.75%	09/10/2052	1,011,947
1,723,000	Series 2026-DAWN-A	5.82%(a)(c)	04/10/2043	1,722,852
	JP Morgan Chase Commercial Mortgage Securities
6,640,421	Series 2015-JP1-XA	0.72%(c)(h)	01/15/2049	66
	JPMBB Commercial Mortgage Securities Trust
6,880,846	Series 2014-C25-XA	0.33%(c)(h)	11/15/2047	28,150
7,860,000	Series 2015-C27-D	3.68%(a)(c)	02/15/2048	1,609,335
5,158,160	Series 2015-C30-XA	0.00%(c)(h)	07/15/2048	52
1,306,640	Series 2015-C31-XA	0.22%(c)(h)	08/15/2048	13
	JPMDB Commercial Mortgage Securities Trust
7,675,000	Series 2016-C2-AS	3.48%	06/15/2049	7,247,881
18,466,019	Series 2016-C2-XA	1.44%(c)(h)	06/15/2049	185
	LBTY Commercial Mortgage Trust
1,480,000	Series 2026-225L-C	5.08%(a)(c)	02/10/2043	1,457,335
	LoanCore
5,000,000	Series 2021-CRE5-C (1 mo. Term SOFR + 2.46%, 2.46% Floor)	6.14%(a)	07/15/2036	5,040,240
5,650,000	Series 2025-CRE8-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.06%(a)	08/17/2042	5,657,752
	Madison Avenue Trust
4,820,000	Series 2025-11MD-D	5.94%(a)(c)	10/15/2042	4,902,543
	MF1 Multifamily Housing Mortgage Loan Trust
910,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	5.37%(a)	08/18/2041	912,864
4,810,000	Series 2025-FL17-A (1 mo. Term SOFR + 1.32%, 1.32% Floor)	5.00%(a)	02/18/2040	4,822,857

Principal Amount $	Security Description	Rate	Maturity	Value $
6,940,000	Series 2026-FL21-B (1 mo. Term SOFR + 1.75%, 1.75% Floor)	5.43%(a)	02/18/2041	6,968,301
	Morgan Stanley Bank of America Merrill Lynch Trust
26,451,049	Series 2016-C30-XA	1.28%(c)(h)	09/15/2049	41,227
6,364,000	Series 2017-C33-B	4.11%	05/15/2050	6,157,568
3,552,000	Series 2025-5C1-D	4.00%(a)	03/15/2058	3,214,847
	Morgan Stanley Capital I, Inc.
16,084,506	Series 2016-UB11-XA	1.58%(c)(h)	08/15/2049	7,902
	NJ
2,595,000	Series 2025-WBRK-A	5.87%(a)(c)	03/05/2035	2,668,947
	NJ Trust
2,300,000	Series 2023-GSP-A	6.48%(a)(c)	01/06/2029	2,385,541
	NYC Commercial Mortgage Trust
1,940,000	Series 2026-7W34-A	4.87%(a)(c)	02/05/2041	1,935,102
	PENN Commercial Mortgage Trust
3,669,000	Series 2025-P11-C	6.51%(a)(c)	08/10/2042	3,812,175
	PLYM Commercial Mortgage Trust
3,600,000	Series 2026-IND-C (1 mo. Term SOFR + 1.65%, 1.65% Floor)	5.32%(a)	03/15/2043	3,575,610
	RFR Trust
3,970,000	Series 2025-SGRM-E	7.27%(a)(c)	03/11/2041	3,992,087
	SG Commercial Mortgage Securities LLC
30,134,355	Series 2016-C5-XA	1.76%(c)(h)	10/10/2048	21,067
	SLG Office Trust
4,110,000	Series 2021-OVA-E	2.85%(a)	07/15/2041	3,536,702
3,450,000	Series 2026-OMA-C	5.45%(a)(c)	04/15/2041	3,458,625
	TPG Real Estate Finance Issuer Ltd.
6,242,000	Series 2022-FL5-B (1 mo. Term SOFR + 2.45%, 2.45% Floor)	6.13%(a)	02/15/2039	6,253,541
	UBS Commercial Mortgage Trust
2,491,000	Series 2017-C6-B	4.15%(c)	12/15/2050	2,293,382
1,450,000	Series 2017-C7-B	4.29%(c)	12/15/2050	1,404,575
6,958,000	Series 2017-C7-C	4.57%(c)	12/15/2050	6,669,699
	UBS-Barclays Commercial Mortgage Trust
1,503,790	Series 2013-C5-B	3.65%(a)(c)	03/10/2046	1,448,887
5,800,000	Series 2013-C5-C	3.65%(a)(c)	03/10/2046	5,404,456
	Wachovia Bank Commercial Mortgage Trust
2,759	Series 2006-C29-IO	0.35%(c)(h)	11/15/2048	3
	Wells Fargo Commercial Mortgage Trust
3,241,000	Series 2024-5C1-A3	5.93%	07/15/2057	3,353,902
4,784,000	Series 2025-5C4-A3	5.67%	05/15/2058	4,944,194
	WF-RBS Commercial Mortgage Trust
4,399,914	Series 2014-C22-XA	0.17%(c)(h)	09/15/2057	512
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $534,473,774)			453,663,619

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 10.5%
	Adamas Trust, Inc.
1,793,785	Series 2026-INV1-A1	4.77%(a)(c)	02/25/2061	1,784,368
498,274	Series 2026-INV1-A2	5.05%(a)(i)	02/25/2061	493,390
498,274	Series 2026-INV1-A3	5.20%(a)(i)	02/25/2061	492,958
	Adjustable Rate Mortgage Trust
16,969	Series 2007-3-1A1	4.88%(a)(c)	11/25/2037	16,888
	AlphaFlow Transitional Mortgage Trust
698,432	Series 2021-WL1-A1	3.28%(a)(i)	01/25/2027	533,123
	AMSR Trust
10,000,000	Series 2021-SFR1-F	3.60%(a)	06/17/2038	9,572,272
8,900,000	Series 2023-SFR2-A	3.95%(a)	06/17/2040	8,758,216
15,700,000	Series 2025-SFR2-B	4.28%(a)	11/17/2042	15,143,243

54	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
	Angel Oak Mortgage Trust LLC
984,161	Series 2026-1-A3	5.17%(a)(i)	02/25/2071	975,659
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
10,444,526	Series 2006-M1-A2C (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.09%	07/25/2036	2,807,594
13,299,703	Series 2006-M1-A2D (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.27%	07/25/2036	3,574,696
	Banc of America Funding Corp.
128,741	Series 2005-G-A3	2.26%(c)	10/20/2035	90,146
46,791	Series 2006-2-6A2	5.50%	03/25/2036	46,694
68,541	Series 2006-6-1A2	6.25%	08/25/2036	59,753
	Banco Santander SA
3,000,000	Series 2026-NQM1-M1	5.80%(a)(c)	11/25/2065	2,970,123
	Barclays Mortgage Loan Trust
982,982	Series 2026-NQM1-A1	4.84%(a)(i)	12/25/2065	973,161
982,982	Series 2026-NQM1-A3	5.24%(a)(i)	12/25/2065	978,851
	Bear Stearns Asset Backed Securities Trust
257,091	Series 2007-SD1-1A3A	6.50%	10/25/2036	81,826
	Bear Stearns Mortgage Funding Trust
3,025,107	Series 2007-AR5-1A2A (1 mo. Term SOFR + 0.57%, 0.46% Floor, 10.50% Cap)	4.25%	06/25/2047	2,689,231
	BRAVO Residential Funding Trust
9,729,262	Series 2026-NQM2-A3	5.03%(a)(i)	11/25/2065	9,618,928
3,000,000	Series 2026-NQM3-A3	5.34%(a)(i)	11/25/2065	3,004,500
3,000,000	Series 2026-NQM3-M1	5.63%(a)(c)	11/25/2065	3,003,000
	Carrington Mortgage Loan Trust
4,504,233	Series 2006-NC5-A3 (1 mo. Term SOFR + 0.26%, 0.15% Floor, 14.50% Cap)	3.94%	01/25/2037	4,120,694
	Chase Mortgage Finance Corp.
762,935	Series 2007-S3-2A1	5.50%	05/25/2037	8
	CIM Trust
6,953,000	Series 2020-R2-M2	3.00%(a)(c)	10/25/2059	5,667,721
	Citigroup Mortgage Loan Trust, Inc.
3,587,365	Series 2007-OPX1-A1A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	3.93%	01/25/2037	1,586,820
20,924,077	Series 2019-A-PT1	3.92%(a)	10/25/2058	17,410,862
34,222,827	Series 2021-RP2-A1	1.75%(a)(c)	03/25/2065	30,853,719
5,674,000	Series 2021-RP2-M1	3.25%(a)(c)	03/25/2065	4,836,804
4,752,000	Series 2021-RP2-M2	3.40%(a)(c)	03/25/2065	3,898,259
4,413,000	Series 2021-RP2-M3	3.40%(a)(c)	03/25/2065	3,443,022
12,945,062	Series 2021-RP2-PT1	5.42%(a)(c)	03/25/2065	10,877,891
	Citimortgage Alternative Loan Trust
43,610	Series 2006-A2-A2	6.00%	05/25/2036	41,447
26,246	Series 2006-A5-3A3Pool 2006-A5	6.00%	10/25/2036	22,085
181,949	Series 2007-A1-1A7	6.00%	01/25/2037	164,952
5,488,569	Series 2007-A2-1A5	6.00%	02/25/2037	4,966,837
2,556,207	Series 2007-A5-1A10	5.75%	05/25/2037	2,302,670
	CitiMortgage, Inc.
16,263	Series 2005-1-1A4	5.50%	02/25/2035	15,918
	Colony American Finance Ltd.
1,000,000	Series 2020-4-E	3.38%(a)	12/15/2052	877,999
	Countrywide Alternative Loan Trust
52,958	Series 2005-20CB-1A1	5.50%	07/25/2035	41,406
117,607	Series 2005-28CB-3A6	6.00%	08/25/2035	43,420
10,963,102	Series 2005-37T1-A5 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 5.50% Cap)	4.24%	09/25/2035	6,667,710
373,441	Series 2005-46CB-A22	5.25%	10/25/2035	249,709
6,092,837	Series 2005-49CB-A2	5.50%	11/25/2035	3,729,535

Principal Amount $	Security Description	Rate	Maturity	Value $
56,133	Series 2005-J10-1A13 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.50% Cap)	4.49%	10/25/2035	31,687
244,092	Series 2006-26CB-A9	6.50%	09/25/2036	113,593
5,716,801	Series 2006-42-1A8	6.00%	01/25/2047	2,993,531
927,583	Series 2007-12T1-A1	6.00%	06/25/2037	406,684
5,873,393	Series 2007-12T1-A3	6.00%	06/25/2037	2,575,095
987,933	Series 2007-16CB-2A1 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.24%	08/25/2037	298,837
286,081	Series 2007-16CB-2A2 (-8 x 1 mo. Term SOFR + 53.63%, 0.00% Floor, 54.58% Cap)	22.97%(j)	08/25/2037	380,172
51,799	Series 2007-17CB-1A10 (-5 x 1 mo. Term SOFR + 29.37%, 0.00% Floor, 29.90% Cap)	12.45%(j)	08/25/2037	43,539
229,787	Series 2007-18CB-2A17	6.00%	08/25/2037	130,866
1,261,254	Series 2007-23CB-A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap)	4.29%	09/25/2037	421,034
1,238,968	Series 2007-23CB-A4 (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)	2.71%(h)(j)	09/25/2037	189,625
5,389,909	Series 2007-8CB-A1	5.50%	05/25/2037	2,567,054
3,868,561	Series 2007-OA8-2A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.15%	06/25/2047	3,236,773
	Countrywide Home Loan Mortgage Pass Through Trust
133,534	Series 2005-28-A7	5.25%	11/01/2035	65,813
400,840	Series 2007-10-A5	6.00%	07/25/2037	169,734
141,166	Series 2007-15-1A16	6.25%	09/25/2037	81,625
423,109	Series 2007-3-A17	6.00%	04/25/2037	187,457
	Credit Suisse First Boston Mortgage Securities Corp.
44,940	Series 2005-10-5A5	5.50%	11/25/2035	31,105
	Credit Suisse Management LLC
461,157	Series 2005-8-1A3	5.25%	09/25/2035	353,606
	Credit Suisse Mortgage Capital Certificates
2,364,895	Series 2006-4-6A1	6.00%	05/25/2036	821,577
19,564	Series 2006-4-7A1	5.50%	05/25/2056	11,495
62,272	Series 2007-1-3A1	6.00%	02/25/2029	7,152
7,573	Series 2007-2-2A1	5.00%	03/25/2037	5,682
3,011,330	Series 2009-3R-19A2	6.00%(a)	01/27/2038	1,254,563
465,292	Series 2010-4R-3A17	6.00%(a)(c)	06/26/2037	422,131
25,626,607	Series 2020-RPL1-PT1	3.28%(a)(c)	10/25/2069	20,876,469
9,035,400	Series 2020-RPL4-M1	2.50%(a)	01/25/2060	7,061,680
	Credit-Based Asset Servicing and Securitization LLC
5,076,670	Series 2007-RP1-A (1 mo. Term SOFR + 0.42%, 0.31% Floor)	4.10%(a)	05/25/2046	4,594,464
	Deephaven Residential Mortgage Trust
245,159	Series 2026-INV1-A2	5.10%(a)(i)	12/25/2070	243,195
980,636	Series 2026-INV1-A3	5.20%(a)(i)	12/25/2070	971,765
	Deutsche ALT-A Securities, Inc.
3,533,918	Series 2005-6-2A1	5.50%	12/25/2035	3,019,501
2,799,989	Series 2005-AR2-2A1	4.71%(c)	10/25/2035	1,693,695
	Deutsche Mortgage Securities, Inc.
308,529	Series 2006-PR1-3A1	6.82%(a)(j)	04/15/2036	283,102
11,498	Series 2006-PR1-4AI2	7.37%(a)(j)	04/15/2036	11,063
490,025	Series 2006-PR1-5AI4	6.82%(a)(j)	04/15/2036	462,314
	Ellington Financial Mortgage Trust
15,681,000	Series 2025-INV4-M1	6.00%(a)(c)	10/25/2070	15,661,145
	First Franklin Mortgage Loan Asset Backed Certificates
15,984,000	Series 2006-FF15-A6 (1 mo. Term SOFR + 0.42%, 0.31% Floor)	4.10%	11/25/2036	14,032,237
9,543,485	Series 2007-FF2-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.07%	03/25/2037	5,107,640

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	55

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	First Horizon Alternative Mortgage Securities
189,779	Series 2006-FA2-1A5	6.00%	05/25/2036	68,133
30,355	Series 2006-RE1-A1	5.50%(c)	05/25/2035	18,013
	Freedom Mortgage Parent LLC
16,440,000	Series 2021-GT2-A	3.85%(a)(c)	10/25/2026	15,831,937
	GCAT
6,944,000	Series 2021-NQM6-M1	3.41%(a)(c)	08/25/2066	5,455,078
5,000,000	Series 2026-NQM2-A1	5.45%(a)(c)	02/25/2071	5,014,630
	GMAC Mortgage Corp. Loan Trust
940,248	Series 2006-J1-A6	5.75%	04/25/2036	813,845
	GS Mortgage-Backed Securities Trust
7,546,000	Series 2020-NQM1-M1	3.29%(a)(c)	09/27/2060	7,204,470
5,294,080	Series 2025-NQM2-A1	5.65%(a)(i)	06/25/2065	5,327,376
2,268,891	Series 2025-NQM2-A3	5.90%(a)(i)	06/25/2065	2,279,613
1,454,862	Series 2026-NQM1-A1	4.87%(a)(c)	03/25/2066	1,447,275
242,477	Series 2026-NQM1-A2	5.12%(a)(i)	03/25/2066	241,315
484,954	Series 2026-NQM1-A3	5.23%(a)(i)	03/25/2066	482,637
	GSAA Trust
2,086	Series 2005-7-AF5	5.11%(i)	05/25/2035	2,062
918,136	Series 2007-10-A2A	6.50%	11/25/2037	312,457
	GSR Mortgage Loan Trust
1,010,534	Series 2006-3F-4A1	6.00%	03/25/2036	861,940
22,702,102	Series 2006-OA1-1A1 (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.23%	08/25/2046	4,488,591
17,874	Series 2007-1F-2A2	5.50%	01/25/2037	114,226
	Home Partners of America Trust
2,391,139	Series 2021-1-D	2.48%(a)	09/17/2041	2,172,113
1,099,113	Series 2021-1-E	2.58%(a)	09/17/2041	995,823
1,236,908	Series 2021-1-F	3.33%(a)	09/17/2041	1,119,671
	HOMES Trust
7,465,980	Series 2025-AFC4-A3	5.40%(a)(i)	11/25/2060	7,442,652
2,500,000	Series 2025-AFC4-M1	5.78%(a)(c)	11/25/2060	2,484,210
	HSI Asset Securitization Corp.
20,814,931	Series 2006-HE1-1A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.07%	10/25/2036	5,501,324
8,282,858	Series 2007-NC1-A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.15%	04/25/2037	5,386,840
	Impac Secured Assets CMN Owner Trust
18,672,019	Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap)	4.33%	02/25/2037	17,052,612
	Imperial Fund Mortgage Trust
2,728,000	Series 2021-NQM4-M1	3.45%(a)(c)	01/25/2057	2,163,918
	Indymac IMSC Mortgage Loan Trust
1,196,147	Series 2007-HOA1-A11 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.15%	07/25/2047	807,292
1,189,491	Series 2007-HOA1-A24 (1 mo. Term SOFR + 0.73%, 0.62% Floor)	4.41%	07/25/2047	810,691
	Invitation Homes Trust
13,127,000	Series 2024-SFR1-D	4.25%(a)	09/17/2041	12,665,178
	JP Morgan Alternative Loan Trust
1,567,620	Series 2005-A2-1M1 (1 mo. Term SOFR + 0.80%, 0.69% Floor, 11.50% Cap)	4.48%	01/25/2036	1,548,934
1,413,245	Series 2006-S3-A4	6.81%(i)	08/25/2036	1,395,632
15,693	Series 2006-S3-A6	6.62%(i)	08/25/2036	17,400
15,366	Series 2006-S4-A6	6.21%(i)	12/25/2036	17,699
	JP Morgan Mortgage Acquisition Corp.
12,512,473	Series 2006-WMC2-A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.29%	07/25/2036	5,879,698
14,226,977	Series 2006-WMC3-A4 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.09%	08/25/2036	10,831,281

Principal Amount $	Security Description	Rate	Maturity	Value $
11,928,100	Series 2006-WMC4-A5 (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.21%	12/25/2036	6,121,168
	JP Morgan Mortgage Trust
153,851	Series 2007-S3-1A7	6.00%	08/25/2037	62,101
	Legacy Mortgage Asset Trust
18,881,754	Series 2019-RPL3-PT1	0.00%(a)	06/25/2058	16,767,836
7,908,271	Series 2021-GS3-A2	7.25%(a)(i)	07/25/2061	7,918,970
	Lehman Mortgage Trust
368,404	Series 2006-3-1A5	6.00%	07/25/2036	173,667
23,921	Series 2006-9-1A19 (-5 x 1 mo. Term SOFR + 30.16%, 0.00% Floor, 30.68% Cap)	13.23%(j)	01/25/2037	22,179
84,623	Series 2007-2-1A1	5.75%	02/25/2037	54,499
	Lehman XS Trust
2,644,178	Series 2005-9N-1A1 (1 mo. Term SOFR + 0.38%, 0.27% Floor)	4.06%	02/25/2036	2,537,063
2,076,444	Series 2007-1-1A2 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.11%	02/25/2037	2,053,698
8,073,260	Series 2007-15N-3A1 (1 mo. Term SOFR + 0.36%, 0.25% Floor)	4.04%	08/25/2047	7,087,456
7,516,236	Series 2007-3-2A3 (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.27%	03/25/2037	7,143,475
	Long Beach Mortgage Loan Trust
32,571,165	Series 2006-2-2A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.17%	03/25/2046	10,709,168
12,513,178	Series 2006-3-2A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.15%	05/25/2046	3,692,813
14,657,178	Series 2006-6-2A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor)	4.09%	07/25/2036	5,992,897
	MASTR Alternative Loans Trust
73,761	Series 2005-2-3A1	6.00%	03/25/2035	58,417
4,388,085	Series 2006-1-A5	6.00%	02/25/2036	1,737,556
32,220	Series 2007-1-2A7	6.00%	10/25/2036	8,784
	Mastr Asset Backed Securities Trust
9,857,247	Series 2005-NC2-A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.29%	11/25/2035	5,503,060
	MASTR Asset Securitization Trust
684,863	Series 2006-2-1A11 (1 mo. Term SOFR + 6.00%, 6.00% Floor)	6.00%	06/25/2036	369,727
	Merrill Lynch Alternative Note Asset
1,610,373	Series 2007-F1-2A8	6.00%	03/25/2037	484,913
	Merrill Lynch Mortgage Investors, Inc.
4,554,897	Series 2007-MLN1-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.29%	03/25/2037	3,591,367
	Morgan Stanley ABS Capital I, Inc.
6,911,805	Series 2006-HE5-A2C (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.07%	08/25/2036	3,438,457
	Morgan Stanley Mortgage Loan Trust
19,538	Series 2004-1-1A1	5.00%	11/25/2033	13,773
352,628	Series 2005-7-7A4	5.50%	11/25/2035	307,079
1,223,399	Series 2006-7-3A	5.04%(c)	06/25/2036	608,762
22,979,136	Series 2007-2AX-2A2 (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.11%	12/25/2036	7,722,738
7,291,952	Series 2007-7AX-2A1 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.03%	04/25/2037	1,910,706
	MortgageIT Trust
12,264,210	Series 2007-1-2A11 (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.23%	06/25/2047	10,617,289

56	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
	New Century Home Equity Loan Trust
6,000,000	Series 2005-B-M2 (1 mo. Term SOFR + 0.85%, 0.74% Floor)	4.53%	10/25/2035	5,402,801
	New Residential Mortgage Loan Trust
2,134,440	Series 2026-NQM1-A1	4.82%(a)(c)	11/25/2065	2,116,306
485,100	Series 2026-NQM1-A2	5.08%(a)(i)	11/25/2065	480,302
485,100	Series 2026-NQM1-A3	5.18%(a)(i)	11/25/2065	480,379
	Nomura Asset Acceptance Corp.
155,946	Series 2006-AP1-A2	5.52%(c)	01/25/2036	43,493
	Nomura Home Equity Loan, Inc.
483,026	Series 2006-AF1-A2	6.30%(i)	10/25/2036	82,211
786,211	Series 2007-1-1A1	6.56%(i)	02/25/2037	196,405
	Oceanview Mortgage Loan Trust
3,939,422	Series 2026-1-A	5.10%(a)(c)	08/25/2055	3,905,330
	Onslow Bay Mortgage Loan Trust
2,460,825	Series 2026-NQM2-A1	4.82%(a)(c)	12/01/2065	2,443,638
7,500,000	Series 2026-NQM5-A1	5.32%(a)(c)	01/25/2066	7,499,971
	Option One Mortgage Loan Trust
23,272	Series 2004-3-M3 (1 mo. Term SOFR + 1.09%, 0.98% Floor)	4.77%	11/25/2034	25,745
14,192,381	Series 2007-6-1A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	3.98%	07/25/2037	12,854,009
	PR Mortgage Loan Trust
3,839,754	Series 2014-1-APT	5.85%(a)(c)	10/25/2049	3,583,532
	Pretium Mortgage Credit Partners LLC
2,702,850	Series 2025-NPL7-A1	5.66%(a)(i)	07/25/2055	2,710,005
	Progress Residential Trust
3,404,000	Series 2021-SFR6-E2	2.53%(a)	07/17/2038	3,377,481
4,666,000	Series 2021-SFR6-F	3.42%(a)	07/17/2038	4,636,726
5,100,000	Series 2021-SFR8-F	3.18%(a)	10/17/2038	5,034,501
2,397,522	Series 2025-SFR5-D	4.00%(a)	10/17/2042	2,257,785
	PRPM LLC
3,604,281	Series 2025-4-A1	6.18%(a)(i)	06/25/2030	3,600,537
5,000,000	Series 2026-NQM1-M1	5.72%(a)(c)	02/25/2071	5,001,770
	RALI Trust
89,935	Series 2005-QS14-3A3	6.00%	09/25/2035	80,020
118,461	Series 2006-QS10-A4	5.75%	08/25/2036	101,977
1,292,648	Series 2006-QS10-A9	6.50%	08/25/2036	1,154,779
1,380,594	Series 2006-QS4-A10	6.00%	04/25/2036	1,127,355
275,222	Series 2006-QS6-1A15	6.00%	06/25/2036	226,093
1,509	Series 2006-QS6-2A1	6.00%	12/25/2026	—
18,829,637	Series 2007-QH5-AII (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.25%	06/25/2037	8,248,524
489,318	Series 2007-QS3-A4	6.25%	02/25/2037	406,232
1,694,093	Series 2007-QS9-A33	6.50%	07/25/2037	1,394,293
	RAMP Trust
11,500,000	Series 2006-NC1-M2 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 14.00% Cap)	4.39%	01/25/2036	10,173,012
	RBSGC Mortgage Pass Through Certificates
6,022,851	Series 2005-A-3A	6.00%	04/25/2035	2,015,934
	Residential Asset Securitization Trust
149,999	Series 2005-A10-A3	5.50%	09/25/2035	61,479
219,196	Series 2005-A11-2A4	6.00%	10/25/2035	88,700
1,613,703	Series 2006-A6-1A1	6.50%	07/25/2036	396,628
109,848	Series 2006-R1-A1 (-4 x 1 mo. Term SOFR + 27.94%, 0.00% Floor, 28.40% Cap)	13.23%(j)	01/25/2046	92,147
	Residential Mortgage Loan Trust
5,154,000	Series 2020-1-M1	3.24%(a)(c)	01/26/2060	5,047,771

Principal Amount $	Security Description	Rate	Maturity	Value $
	RFMSI Trust
31,850	Series 2006-S10-1A2	6.00%	10/25/2036	25,925
339,097	Series 2007-S2-A4	6.00%	02/25/2037	260,927
251,605	Series 2007-S3-1A4	6.00%	03/25/2037	180,095
	Saxon Asset Securities Trust
7,695,758	Series 2005-2-M4 (1 mo. Term SOFR + 1.06%, 0.95% Floor, 11.50% Cap)	4.74%	10/25/2035	5,637,191
	Securitized Asset Backed Receivables LLC
13,203,940	Series 2007-BR3-A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 100.00% Cap)	4.11%(a)	04/25/2037	9,169,685
16,505,276	Series 2007-BR3-A2A (1 mo. Term SOFR + 0.25%, 0.14% Floor)	3.93%	04/25/2037	11,248,813
11,707,962	Series 2007-BR3-A2B (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.23%	04/25/2037	7,978,724
2,106,066	Series 2007-BR3-A2C (1 mo. Term SOFR + 0.67%, 0.56% Floor)	4.35%	04/25/2037	1,435,196
18,765,699	Series 2007-HE1-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor)	4.11%	12/25/2036	3,894,275
	Securitized Mortgage Asset Loan Trust
20,126,198	Series 2015-1-PC	3.07%(a)(c)	02/25/2054	17,372,803
	Sequoia Mortgage Trust
2,586,681	Series 2007-3-2AA1	4.38%(c)	07/20/2037	1,979,159
	Soundview Home Equity Loan Trust
5,776,637	Series 2007-OPT4-1A1 (1 mo. Term SOFR + 1.11%, 1.00% Floor)	4.79%	09/25/2037	4,322,493
	Starwood Mortgage Residential Trust
5,910,000	Series 2020-1-B1	3.73%(a)(c)	02/25/2050	5,130,899
	Structured Asset Investment Loan Trust
9,486,324	Series 2006-BNC3-A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	3.97%	09/25/2036	5,853,058
	Structured Asset Securities Corp.
576,447	Series 2005-RF1-A (1 mo. Term SOFR + 0.46%, 0.35% Floor)	4.14%(a)	03/25/2035	517,185
576,447	Series 2005-RF1-AIO	0.63%(a)(c)(h)	03/25/2035	2,411
	Tricon Residential Trust
7,211,001	Series 2025-SFR2-A	5.20%(a)	08/17/2044	7,196,946
	Velocity Commercial Capital Loan Trust
920,215	Series 2018-1-M1	3.91%(a)	04/25/2048	902,235
503,741	Series 2018-1-M2	4.26%(a)	04/25/2048	485,480
310,595	Series 2018-1-M3	4.41%(a)	04/25/2048	293,743
1,139,844	Series 2019-1-M1	3.94%(a)(c)	03/25/2049	1,067,630
555,003	Series 2019-1-M2	4.01%(a)(c)	03/25/2049	513,645
471,292	Series 2019-1-M3	4.12%(a)(c)	03/25/2049	429,960
	Verus Securitization Trust
9,879,007	Series 2026-1-A3	5.22%(a)(i)	01/25/2071	9,811,296
4,000,000	Series 2026-1-M1	5.67%(a)(c)	01/25/2071	3,955,308
1,469,859	Series 2026-R1-A1	4.83%(a)(c)	10/25/2067	1,458,034
244,977	Series 2026-R1-A2	5.03%(a)(i)	10/25/2067	243,025
489,953	Series 2026-R1-A3	5.19%(a)(i)	10/25/2067	486,047
	WaMu Mortgage Pass Through Certificates
3,568,385	Series 2006-AR13-1A (12 Month US Treasury Average + 0.88%, 0.88% Floor)	4.74%	10/25/2046	3,183,407
1,182,169	Series 2006-AR19-2A (12 Month US Treasury Average + 1.25%, 1.25% Floor)	5.11%	01/25/2047	1,072,620
3,629,111	Series 2007-HY7-2A1	3.82%(c)	07/25/2037	3,280,456

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	57

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Washington Mutual Alternative Mortgage Pass-Through Certificates
62,064	Series 2005-1-2A	6.00%	03/25/2035	54,465
310,884	Series 2006-1-3A1	5.75%	02/25/2036	295,351
879,012	Series 2006-2-4CB	6.00%	03/25/2036	867,272
6,575,807	Series 2006-8-A5	4.07%(i)	10/25/2036	2,280,003
3,575,578	Series 2006-8-A6	4.07%(i)	10/25/2036	1,240,812
5,859,736	Series 2007-2-1A2	6.00%	04/25/2037	4,876,644
4,109,662	Series 2007-2-1A3	6.00%	04/25/2037	3,420,181
496,399	Series 2007-3-A6	6.00%	04/25/2037	439,397
42,921	Series 2007-5-A11 (-6 x 1 mo. Term SOFR + 38.79%, 0.00% Floor, 39.48% Cap)	16.72%(j)	06/25/2037	52,060
5,557,024	Series 2007-5-A3	7.00%	06/25/2037	4,636,519
	Wells Fargo Alternative Loan Trust
263,420	Series 2007-PA5-1A1	6.25%	11/25/2037	226,184
	Wells Fargo Mortgage Backed Securities Trust
4,763	Series 2005-AR14-A6	6.46%(c)	08/25/2035	4,720
355,817	Series 2006-7-2A1	6.00%	06/25/2036	319,866
13,238	Series 2007-7-A1	6.00%	06/25/2037	12,256
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $867,052,104)			719,735,264

US CORPORATE BONDS - 14.6%
2,375,000	1261229 BC Ltd.	10.00%(a)	04/15/2032	2,433,636
780,000	AAR Escrow Issuer LLC	6.75%(a)	03/15/2029	794,428
5,002,000	AbbVie, Inc.	4.70%	05/14/2045	4,464,709
2,768,000	AbbVie, Inc.	5.50%	03/15/2064	2,641,598
1,015,000	Academy Ltd.	6.00%(a)	11/15/2027	1,018,831
405,000	Acrisure LLC / Acrisure Finance, Inc.	6.00%(a)	08/01/2029	380,700
965,000	Acrisure LLC / Acrisure Finance, Inc.	6.75%(a)	07/01/2032	930,832
1,825,000	Acushnet Co.	5.63%(a)	12/01/2033	1,815,441
480,000	Advance Auto Parts, Inc.	7.38%(a)	08/01/2033	486,559
1,240,000	Advanced Drainage Systems, Inc.	6.38%(a)	06/15/2030	1,251,592
585,000	Advanced Drainage Systems, Inc.	5.38%(a)	03/01/2034	570,738
2,768,000	AEP Texas, Inc.	5.45%	05/15/2029	2,839,304
1,824,000	AEP Texas, Inc.	5.20%	04/15/2036	1,794,527
770,000	Aethon United BR LP / Aethon United Finance Corp.	7.50%(a)	10/01/2029	803,534
4,910,000	Airbnb, Inc.	5.25%	03/16/2036	4,916,898
4,557,000	Aircastle Ltd. / Aircastle Ireland DAC	5.25%(a)	03/15/2030	4,598,025
2,465,000	Alliant Energy Corp. (5 yr. CMT Rate + 2.08%)	5.75%	04/01/2056	2,397,399
1,145,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.75%(a)	10/15/2027	1,144,832
995,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.50%(a)	10/01/2031	978,282
1,660,000	Allied Universal Holdco LLC	7.88%(a)	02/15/2031	1,712,929
615,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.00%(a)	06/01/2029	594,872
470,000	Amentum Holdings, Inc.	7.25%(a)	08/01/2032	486,810
600,000	American Axle & Manufacturing, Inc.	5.00%	10/01/2029	572,763
510,000	American Axle & Manufacturing, Inc.	6.38%(a)	10/15/2032	505,180
460,000	American Axle & Manufacturing, Inc.	7.75%(a)	10/15/2033	448,092
6,198,000	American Express Co. (5 yr. CMT Rate + 1.15%)	5.41%	02/08/2041	6,156,735
2,322,000	American Tower Corp.	5.55%	07/15/2033	2,387,255
1,705,000	American Tower Corp.	3.70%	10/15/2049	1,226,687
6,736,000	Amgen, Inc.	5.75%	03/02/2063	6,484,217
3,508,000	Amphenol Corp.	5.30%	11/15/2055	3,296,957

Principal Amount $	Security Description	Rate	Maturity	Value $
1,757,000	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.75%(a)	07/01/2034	1,732,581
580,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.	7.00%(a)	04/15/2030	581,277
510,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	5.25%(a)	04/15/2030	482,268
575,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	9.75%(a)	04/15/2030	610,885
2,492,000	APA Corp.	6.10%	02/15/2035	2,560,208
505,000	APH / APH2 / APH3	7.88%(a)	11/01/2029	457,113
2,357,000	AppLovin Corp.	5.38%	12/01/2031	2,380,980
1,235,000	Archrock Partners LP / Archrock Partners Finance Corp.	6.63%(a)	09/01/2032	1,259,972
9,815,000	Arizona Public Service Co.	5.90%	08/15/2055	9,664,138
4,678,000	Arrow Electronics, Inc.	5.15%	08/21/2029	4,730,585
375,000	Arsenal AIC Parent LLC	8.00%(a)	10/01/2030	390,907
140,000	Artera Services LLC	8.50%(a)	02/15/2031	119,998
2,786,000	Arthur J Gallagher & Co.	4.85%	12/15/2029	2,817,442
685,000	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.63%(a)	04/01/2030	636,368
340,000	Asurion LLC/ Asurion Co.-Issuer, Inc.	8.00%(a)	12/31/2032	353,018
265,000	Asurion LLC/ Asurion Co.-Issuer, Inc.	8.38%(a)	02/01/2034	257,467
13,650,000	AT&T, Inc.	3.50%	09/15/2053	8,957,483
1,000,000	AthenaHealth Group, Inc.	6.50%(a)	02/15/2030	939,694
3,857,000	Athene Global Funding	5.35%(a)	07/09/2027	3,879,702
2,453,000	Athene Global Funding	4.72%(a)	10/08/2029	2,414,713
2,695,000	Athene Global Funding	5.03%(a)	07/17/2030	2,668,260
3,857,000	Atlassian Corp.	5.25%	05/15/2029	3,881,090
2,053,000	Augusta SpinCo Corp.	5.25%	03/23/2036	2,054,282
4,525,000	AutoZone, Inc.	5.13%	06/15/2030	4,604,622
3,500,000	Aviation Capital Group LLC	5.38%(a)	07/15/2029	3,557,288
695,000	Azorra Finance Ltd.	7.75%(a)	04/15/2030	716,417
910,000	Azorra Finance Ltd.	7.25%(a)	01/15/2031	919,623
4,137,000	Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.	5.00%	06/15/2036	4,063,319
2,459,000	Bank of America Corp. (5 yr. CMT Rate + 2.68%)	6.63%(g)	05/01/2030	2,522,700
3,899,000	Bank of America Corp. (SOFR + 1.21%)	2.57%	10/20/2032	3,470,314
3,750,000	Bank of America Corp. (SOFR + 1.65%)	5.47%	01/23/2035	3,829,204
4,107,000	Bank of America Corp. (SOFR + 1.70%)	5.74%	02/12/2036	4,179,416
4,128,000	Bank of New York Mellon Corp. (5 yr. CMT Rate + 2.03%)	5.63%(g)	03/20/2031	4,045,522
4,196,000	Bank of New York Mellon Corp. (SOFR + 1.23%)	5.06%	07/22/2032	4,278,460
1,500,000	Bausch + Lomb Corp.	8.38%(a)	10/01/2028	1,550,625
347,836	Beach Acquisition Bidco LLC (10.00% Cash or 10.75% PIK)	10.00%(a)	07/15/2033	370,704
650,000	BioMarin Pharmaceutical, Inc.	5.50%(a)	02/15/2034	640,420
4,441,000	Black Hills Corp.	6.00%	01/15/2035	4,612,350
670,000	Black Pearl Compute LLC	6.13%(a)	02/15/2031	682,762
5,168,000	Block Financial LLC	5.38%	09/15/2032	5,017,994
1,987,000	Brown & Brown, Inc.	6.25%	06/23/2055	1,983,254
1,730,000	Buckeye Partners LP	6.88%(a)	07/01/2029	1,781,519
1,595,000	Builders FirstSource, Inc.	6.38%(a)	03/01/2034	1,576,605
615,000	Builders FirstSource, Inc.	6.75%(a)	05/15/2035	615,179
5,032,000	Bunge Ltd. Finance Corp.	4.65%	09/17/2034	4,877,276
3,357,000	Burlington Northern Santa Fe LLC	5.20%	04/15/2054	3,091,632
405,000	CACI International, Inc.	6.38%(a)	06/15/2033	412,540
550,000	Caesars Entertainment, Inc.	6.00%(a)	10/15/2032	506,676
4,702,000	Cardinal Health, Inc.	4.60%	03/15/2043	4,070,257
662,000	Cardinal Health, Inc.	4.50%	11/15/2044	555,866
1,646,000	Carnival Corp.	5.13%(a)	05/01/2029	1,634,818
1,840,000	Carnival Corp.	5.75%(a)	08/01/2032	1,841,702
1,625,000	Carnival Corp.	6.13%(a)	02/15/2033	1,642,111

58	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
364,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.13%(a)	05/01/2027	363,829
1,860,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75%(a)	03/01/2030	1,766,078
1,600,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75%(a)	02/01/2032	1,447,939
685,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.25%(a)	01/15/2034	586,650
235,000	CCO Holdings LLC / CCO Holdings Capital Corp.	7.38%(a)	02/01/2036	234,234
590,000	Celanese US Holdings LLC	6.50%	04/15/2030	602,489
590,000	Celanese US Holdings LLC	6.75%	04/15/2033	605,690
2,560,000	Charles Schwab Corp. (SOFR + 1.23%)	4.91%	11/14/2036	2,489,296
245,000	Chemours Co.	7.88%(a)	03/15/2034	245,171
4,761,000	Cheniere Energy, Inc.	4.63%	10/15/2028	4,749,936
4,791,000	Cheniere Energy, Inc.	5.65%	04/15/2034	4,933,969
419,000	Cheniere Energy, Inc.	6.00%(a)	07/30/2056	417,804
455,000	Chord Energy Corp.	6.00%(a)	10/01/2030	461,306
700,000	Chord Energy Corp.	6.75%(a)	03/15/2033	723,151
830,000	CHS/Community Health Systems, Inc.	6.00%(a)	01/15/2029	821,372
455,000	CHS/Community Health Systems, Inc.	6.88%(a)	04/15/2029	438,014
525,000	CHS/Community Health Systems, Inc.	4.75%(a)	02/15/2031	484,299
980,000	Cipher Compute LLC	7.13%(a)	11/15/2030	1,016,533
1,947,000	Citigroup, Inc. (SOFR + 1.28%)	3.07%	02/24/2028	1,923,780
2,452,000	Citigroup, Inc. (5 yr. CMT Rate + 2.89%)	6.88%(g)	08/15/2030	2,470,900
4,065,000	Citigroup, Inc. (SOFR + 1.46%)	4.95%	05/07/2031	4,092,751
2,868,000	Citigroup, Inc. (SOFR + 1.17%)	4.50%	09/11/2031	2,836,080
2,322,000	Citigroup, Inc. (SOFR + 2.66%)	6.17%	05/25/2034	2,404,721
1,245,000	Clarios Global LP / Clarios US Finance Co.	6.75%(a)	05/15/2028	1,257,812
1,685,000	Clarios Global LP / Clarios US Finance Co.	6.75%(a)	02/15/2030	1,724,100
1,330,000	Clarios Global LP / Clarios US Finance Co.	6.75%(a)	09/15/2032	1,341,478
495,000	Clear Channel Outdoor Holdings, Inc.	7.50%(a)	06/01/2029	497,374
810,000	Clear Channel Outdoor Holdings, Inc.	7.13%(a)	02/15/2031	849,131
825,000	Cleveland-Cliffs, Inc.	6.88%(a)	11/01/2029	825,483
780,000	Cloud Software Group, Inc.	6.50%(a)	03/31/2029	761,713
680,000	Cloud Software Group, Inc.	9.00%(a)	09/30/2029	656,627
415,000	Cloud Software Group, Inc.	6.63%(a)	08/15/2033	369,342
665,000	Clydesdale Acquisition Holdings, Inc.	6.75%(a)	04/15/2032	629,977
2,368,000	CMS Energy Corp. (5 yr. CMT Rate + 1.96%)	6.50%	06/01/2055	2,411,832
2,584,000	CNH Industrial Capital LLC	4.38%	03/07/2031	2,526,479
1,185,000	CNX Midstream Partners LP	4.75%(a)	04/15/2030	1,127,435
640,000	CNX Resources Corp.	5.88%(a)	03/01/2034	623,735
2,855,000	Colonial Enterprises, Inc.	5.63%(a)	11/15/2035	2,854,478
1,475,000	Columbus McKinnon Corp./NY	7.13%(a)	02/01/2033	1,475,701
4,626,000	Commonwealth Edison Co.	5.95%	06/01/2055	4,692,107
4,079,000	Constellation Energy Generation LLC	4.40%	01/15/2031	4,027,503
690,000	CoreWeave, Inc.	9.25%(a)	06/01/2030	671,104
640,000	Cougar JV Subsidiary LLC	8.00%(a)	05/15/2032	662,220
1,855,000	CQP Holdco LP / BIP-V Chinook Holdco LLC	5.50%(a)	06/15/2031	1,809,928
250,000	Crescent Energy Finance LLC	7.88%(a)	04/15/2032	255,599
5,650,000	CRH SMW Finance DAC	5.13%	01/09/2030	5,749,363
6,332,000	CSX Corp.	3.80%	11/01/2046	4,868,715
1,785,000	Dcli Bidco LLC	7.75%(a)	11/15/2029	1,806,500
1,927,000	Dealer Tire LLC / DT Issuer LLC	8.00%(a)	02/01/2028	1,885,345
2,179,000	Dell, Inc.	6.50%	04/15/2038	2,317,043
2,499,000	Delta Air Lines, Inc.	5.25%	07/10/2030	2,516,517
1,470,000	Directv Financing LLC	8.88%(a)	02/01/2030	1,468,567
453,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	5.88%(a)	08/15/2027	452,801

Principal Amount $	Security Description	Rate	Maturity	Value $
980,000	Discovery Global Holdings, Inc.	4.05%	03/15/2029	948,762
415,000	Discovery Global Holdings, Inc.	4.28%	03/15/2032	367,794
715,000	Discovery Global Holdings, Inc.	5.05%	03/15/2042	472,834
1,880,000	DISH DBS Corp.	5.75%(a)	12/01/2028	1,819,459
1,365,000	DISH DBS Corp.	5.13%	06/01/2029	1,221,343
480,000	Dornoch Debt Merger Sub, Inc.	6.63%(a)	10/15/2029	428,989
6,104,000	Duke Energy Corp.	3.95%	08/15/2047	4,532,607
1,625,000	Duke Energy Corp.	5.00%	08/15/2052	1,391,766
3,446,000	Duke Energy Corp.	5.80%	06/15/2054	3,301,868
4,981,000	Eastern Energy Gas Holdings LLC	5.65%	10/15/2054	4,694,795
3,873,000	Eaton Corp.	4.80%	03/06/2036	3,825,277
1,090,000	EchoStar Corp.	10.75%	11/30/2029	1,178,144
1,340,000	Elevance Health, Inc.	4.55%	05/15/2052	1,080,353
1,245,000	Ellucian Holdings, Inc.	6.50%(a)	12/01/2029	1,219,183
221,000	Embarq LLC	8.00%	06/01/2036	70,870
1,310,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	6.63%(a)	12/15/2030	1,333,985
755,000	Energizer Holdings, Inc.	6.00%(a)	09/15/2033	708,026
4,917,000	Energy Transfer LP (5 yr. CMT Rate + 5.31%)	7.13%(g)	05/15/2030	5,017,602
4,595,000	Entergy Corp. (5 yr. CMT Rate + 2.67%)	7.13%	12/01/2054	4,710,992
4,732,000	Enterprise Products Operating LLC	5.55%	02/16/2055	4,555,239
2,475,000	Equinix Europe 2 Financing Corp. LLC	4.60%	11/15/2030	2,453,015
5,040,000	Essential Properties LP	5.40%	12/01/2035	4,963,950
2,048,000	Essential Utilities, Inc.	5.13%	03/15/2036	2,020,213
4,847,000	Evergy Kansas Central, Inc.	5.70%	03/15/2053	4,772,618
1,411,000	Expand Energy Corp.	6.75%(a)	04/15/2029	1,412,016
2,425,000	Expand Energy Corp.	4.75%	02/01/2032	2,363,804
4,852,000	Expedia Group, Inc.	3.80%	02/15/2028	4,788,020
4,692,000	Extra Space Storage LP	5.40%	02/01/2034	4,732,455
836,000	Fedex Freight Holding Co., Inc.	4.95%(a)	03/15/2033	815,657
490,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75%(a)	01/15/2030	458,060
5,949,000	First Industrial LP	5.25%	01/15/2031	6,014,189
650,000	Flash Compute LLC	7.25%(a)	12/31/2030	655,227
2,472,000	Flex Ltd.	5.38%	11/13/2035	2,430,286
2,021,000	Florida Gas Transmission Co. LLC	5.75%(a)	07/15/2035	2,074,532
740,000	Freedom Mortgage Holdings LLC	8.38%(a)	04/01/2032	728,700
480,000	Full House Resorts, Inc.	8.25%(a)	02/15/2028	438,000
2,915,000	Gabx Leasing LLC	4.63%(a)	04/15/2031	2,874,503
825,000	Gates Corp./DE	6.88%(a)	07/01/2029	847,514
2,061,000	GATX Corp.	5.20%	03/15/2044	1,899,402
4,760,000	GE HealthCare Technologies, Inc.	4.80%	01/15/2031	4,790,929
1,601,000	GE Vernova, Inc.	5.50%	02/04/2056	1,541,256
5,027,000	General Motors Financial Co., Inc.	4.60%	01/08/2031	4,956,580
2,420,000	Genesee & Wyoming, Inc.	6.25%(a)	04/15/2032	2,451,944
835,000	Genting New York LLC / GENNY Capital, Inc.	7.25%(a)	10/01/2029	838,833
1,075,000	Getty Images, Inc.	10.50%(a)	11/15/2030	965,113
1,855,000	GFL Environmental Holdings US, Inc.	5.50%(a)	02/01/2034	1,821,695
2,412,000	Global Payments, Inc.	5.55%	11/15/2035	2,325,454
4,100,000	GLP Capital LP / GLP Financing II, Inc.	5.63%	03/01/2036	3,991,445
735,000	Goat Holdco LLC	6.75%(a)	02/01/2032	740,140
2,258,000	Goldman Sachs Group, Inc. (5 yr. CMT Rate + 2.46%)	6.85%(g)	02/10/2030	2,303,020
4,967,000	Goldman Sachs Group, Inc. (SOFR + 1.06%)	4.37%	10/21/2031	4,871,267
756,000	Goldman Sachs Group, Inc. (SOFR + 0.96%)	4.52%	01/21/2032	744,699
4,535,000	Goldman Sachs Group, Inc. (SOFR + 1.55%)	5.33%	07/23/2035	4,551,887
585,000	Goodyear Tire & Rubber Co.	5.25%	07/15/2031	523,906
350,000	GrafTech Finance, Inc.	4.63%(a)	12/23/2029	195,749
1,870,000	Graham Holdings Co.	5.63%(a)	12/01/2033	1,836,575

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	59

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
565,000	Gray Media, Inc.	9.63%(a)	07/15/2032	565,490
965,000	Gray Media, Inc.	7.25%(a)	08/15/2033	973,141
2,005,000	Griffon Corp.	5.75%	03/01/2028	2,002,293
695,000	Group 1 Automotive, Inc.	4.00%(a)	08/15/2028	672,985
820,000	Group 1 Automotive, Inc.	6.38%(a)	01/15/2030	826,046
4,074,000	Guardian Life Global Funding	4.80%(a)	04/28/2030	4,099,954
1,225,000	Gulfport Energy Operating Corp.	6.75%(a)	09/01/2029	1,254,363
1,205,000	Harvest Midstream I LP	7.50%(a)	05/15/2032	1,230,673
625,000	Herc Holdings, Inc.	7.00%(a)	06/15/2030	641,302
415,000	Herc Holdings, Inc.	5.75%(a)	03/15/2031	409,093
415,000	Herc Holdings, Inc.	6.00%(a)	03/15/2034	401,630
980,000	Hightower Holding LLC	6.75%(a)	04/15/2029	963,040
485,000	Hilcorp Energy I LP / Hilcorp Finance Co.	7.25%(a)	02/15/2035	483,896
1,215,000	Hilton Domestic Operating Co., Inc.	5.75%(a)	09/15/2033	1,210,474
4,220,000	Honeywell Aerospace, Inc.	4.95%(a)	03/16/2036	4,188,725
2,783,000	Hubbell, Inc.	4.80%	11/15/2035	2,711,555
2,992,000	Huntington Bancshares, Inc./OH (5 yr. CMT Rate + 1.17%)	2.49%	08/15/2036	2,570,059
9,242,000	Hyundai Capital America	5.30%(a)	01/08/2029	9,370,592
590,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.25%	05/15/2027	578,620
255,000	iHeartCommunications, Inc.	9.13%(a)	05/01/2029	231,822
4,008,000	Illumina, Inc.	4.75%	12/12/2030	3,990,820
254,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00%(a)	07/01/2028	254,457
495,000	Industrial F&B Investments III, Inc.	7.75%(a)	02/11/2033	500,570
1,215,000	Installed Building Products, Inc.	5.63%(a)	02/01/2034	1,188,630
690,000	ION Platform Finance US, Inc.	7.88%(a)	09/30/2032	534,940
1,650,000	ION Platform Finance US, Inc. / ION Platform Finance SARL	5.00%(a)	05/01/2028	1,542,902
780,000	IQVIA, Inc.	6.25%(a)	06/01/2032	793,058
1,030,000	Iron Mountain, Inc.	7.00%(a)	02/15/2029	1,050,477
2,072,000	Jabil, Inc.	4.75%	02/01/2033	2,018,424
8,375,000	Jacobs Solutions, Inc.	5.38%	03/03/2036	8,173,211
1,575,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	5.63%(a)	03/10/2037	1,580,914
5,149,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	6.25%	03/01/2056	5,054,005
365,000	JetBlue Airways Corp. / JetBlue Loyalty LP	9.88%(a)	09/20/2031	345,443
4,089,000	JPMorgan Chase & Co. (SOFR + 1.01%)	5.14%	01/24/2031	4,164,743
4,579,000	JPMorgan Chase & Co. (SOFR + 1.44%)	5.10%	04/22/2031	4,662,998
2,482,000	JPMorgan Chase & Co. (SOFR + 0.93%)	4.26%	10/22/2031	2,443,892
9,071,000	JPMorgan Chase & Co. (SOFR + 1.46%)	5.29%	07/22/2035	9,186,386
3,079,000	JPMorgan Chase & Co. (SOFR + 1.64%)	5.58%	07/23/2036	3,119,247
525,000	K Hovnanian Enterprises, Inc.	8.00%(a)	04/01/2031	519,792
1,983,000	Kentucky Utilities Co.	5.85%	08/15/2055	1,973,199
2,129,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	2,378,209
1,285,000	Kodiak Gas Services LLC	7.25%(a)	02/15/2029	1,332,044
345,000	Kodiak Gas Services LLC	6.50%(a)	10/01/2033	348,965
345,000	Kodiak Gas Services LLC	6.75%(a)	10/01/2035	350,747
8,890,000	Kyndryl Holdings, Inc.	4.10%	10/15/2041	6,197,827
9,952,000	Laboratory Corp. of America Holdings	4.80%	10/01/2034	9,694,001
1,845,000	Lamar Media Corp.	5.38%(a)	11/01/2033	1,807,378
250,000	LBM Acquisition LLC	6.25%(a)	01/15/2029	182,993
350,000	LBM Acquisition LLC	9.50%(a)	06/15/2031	305,094
530,000	Level 3 Financing, Inc.	3.75%(a)	07/15/2029	493,563
1,155,000	Level 3 Financing, Inc.	6.88%(a)	06/30/2033	1,177,073
590,000	LFS Topco LLC	8.75%(a)	07/15/2030	564,318

Principal Amount $	Security Description	Rate	Maturity	Value $
2,415,000	Life Time, Inc.	6.00%(a)	11/15/2031	2,435,426
575,000	LifePoint Health, Inc.	10.00%(a)	06/01/2032	587,926
625,000	Light & Wonder International, Inc.	7.25%(a)	11/15/2029	637,422
610,000	Light & Wonder International, Inc.	6.25%(a)	10/01/2033	598,087
805,000	Lindblad Expeditions LLC	7.00%(a)	09/15/2030	822,385
4,746,000	Lockheed Martin Corp.	5.00%	08/15/2035	4,791,506
2,786,000	Lowe's Cos., Inc.	5.63%	04/15/2053	2,636,111
1,235,000	M/I Homes, Inc.	4.95%	02/01/2028	1,220,011
2,425,000	Madison IAQ LLC	5.88%(a)	06/30/2029	2,379,736
4,851,000	Marriott International, Inc./MD	4.50%	10/15/2031	4,796,411
4,681,000	Marriott International, Inc./MD	5.30%	05/15/2034	4,726,476
4,946,000	Mars, Inc.	5.70%(a)	05/01/2055	4,826,072
2,484,000	Marsh & McLennan Cos., Inc.	4.95%	03/15/2036	2,461,840
8,890,000	Marvell Technology, Inc.	5.95%	09/15/2033	9,411,918
4,713,000	MasTec, Inc.	5.90%	06/15/2029	4,871,250
1,040,000	Matador Resources Co.	6.50%(a)	04/15/2032	1,052,085
785,000	Matador Resources Co.	6.00%(a)	04/15/2034	780,515
1,330,000	Match Group Holdings II LLC	5.00%(a)	12/15/2027	1,325,319
620,000	Mativ Holdings, Inc.	8.00%(a)	10/01/2029	578,232
1,944,000	Mattel, Inc.	5.00%	11/17/2030	1,932,733
255,000	McAfee Corp.	7.38%(a)	02/15/2030	210,958
5,373,000	McDonald's Corp.	4.45%	03/01/2047	4,484,983
685,000	McGraw-Hill Education, Inc.	5.75%(a)	08/01/2028	677,820
720,000	McGraw-Hill Education, Inc.	7.38%(a)	09/01/2031	735,485
6,376,000	Medline Borrower LP	5.25%(a)	10/01/2029	6,323,706
765,000	Medline Borrower LP/Medline Co.-Issuer, Inc.	6.25%(a)	04/01/2029	780,478
6,002,000	Merck & Co., Inc.	5.70%	09/15/2055	5,964,749
4,089,000	MetLife, Inc. (5 yr. CMT Rate + 2.08%)	6.35%	03/15/2055	4,151,218
760,000	Michaels Cos., Inc.	8.50%(a)	03/15/2033	740,657
1,238,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.	4.88%(a)	05/01/2029	1,201,317
1,300,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC	6.75%(a)	04/01/2032	1,245,892
5,157,000	Molex Electronic Technologies LLC	5.25%(a)	04/30/2032	5,233,068
2,512,000	Morgan Stanley (SOFR + 0.80%)	4.24%	01/09/2030	2,487,177
2,462,000	Morgan Stanley (SOFR + 1.07%)	4.36%	10/22/2031	2,413,300
2,884,000	Morgan Stanley (SOFR + 1.18%)	5.07%	01/30/2037	2,826,590
2,376,000	Morgan Stanley (5 yr. CMT Rate + 2.43%)	5.95%	01/19/2038	2,435,192
4,581,000	Morgan Stanley (5 yr. CMT Rate + 1.80%)	5.94%	02/07/2039	4,684,945
3,872,000	Motorola Solutions, Inc.	5.20%	08/15/2032	3,928,760
2,560,000	MPLX LP	5.30%	04/01/2036	2,524,344
590,000	Nabors Industries, Inc.	9.13%(a)	01/31/2030	619,831
850,000	Nabors Industries, Inc.	7.63%(a)	11/15/2032	870,644
1,982,000	National Fuel Gas Co.	5.95%	03/15/2035	2,051,625
335,000	Navient Corp.	5.00%	03/15/2027	327,722
350,000	Navient Corp.	7.88%	06/15/2032	312,479
330,000	NCL Corp. Ltd.	5.88%(a)	01/15/2031	320,815
330,000	NCL Corp. Ltd.	6.25%(a)	09/15/2033	320,441
825,000	Neptune Bidco US, Inc.	10.38%(a)	05/15/2031	833,178
2,130,000	New York Life Insurance Co.	6.75%(a)	11/15/2039	2,381,224
735,000	Newell Brands, Inc.	6.38%	05/15/2030	706,122
1,755,000	Nexstar Media, Inc.	6.50%(a)	09/15/2033	1,769,433
400,000	Nexstar Media, Inc.	7.25%(a)	04/15/2034	401,615
2,363,000	NextEra Energy Capital Holdings, Inc.	5.90%	03/15/2055	2,321,274
345,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.13%(a)	02/15/2029	355,627
5,499,000	NGPL PipeCo LLC	3.25%(a)	07/15/2031	5,058,563
4,711,000	NiSource, Inc.	5.35%	04/01/2034	4,795,304
2,339,000	NiSource, Inc. (5 yr. CMT Rate + 2.45%)	6.95%	11/30/2054	2,406,864
4,071,000	NiSource, Inc.	5.85%	04/01/2055	3,960,262

60	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
600,000	Nissan Motor Acceptance Co. LLC	5.63%(a)	09/29/2028	589,232
2,939,000	Northrop Grumman Corp.	4.03%	10/15/2047	2,315,603
4,882,000	Northrop Grumman Corp.	5.20%	06/01/2054	4,502,396
5,146,000	Novartis Capital Corp.	5.70%	03/18/2056	5,186,406
490,000	Novelis Corp.	6.88%(a)	01/30/2030	494,631
745,000	NRG Energy, Inc.	6.00%(a)	02/01/2033	745,667
265,000	NRG Energy, Inc.	5.75%(a)	01/15/2034	261,577
830,000	OAK-Eagle Acquireco, Inc.	7.25%(a)	07/01/2033	860,498
465,000	OAK-Eagle Acquireco, Inc.	8.75%(a)	07/01/2034	487,109
415,000	Olin Corp.	6.63%(a)	04/01/2033	406,482
600,000	Olympus Water US Holding Corp.	6.75%(a)	08/01/2032	572,003
710,000	Olympus Water US Holding Corp.	7.25%(a)	02/15/2033	678,040
2,641,000	Omega Healthcare Investors, Inc.	3.38%	02/01/2031	2,443,342
2,822,000	Omega Healthcare Investors, Inc.	3.25%	04/15/2033	2,485,108
565,000	OneMain Finance Corp.	7.50%	05/15/2031	568,376
845,000	OneMain Finance Corp.	6.50%	03/15/2033	808,531
2,537,000	ONEOK, Inc.	4.55%	07/15/2028	2,540,557
2,429,000	O'Reilly Automotive, Inc.	5.00%	08/19/2034	2,403,222
1,220,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.38%(a)	02/15/2031	1,272,799
2,232,000	Owens Corning	5.70%	06/15/2034	2,308,167
1,035,000	Panther Escrow Issuer LLC	7.13%(a)	06/01/2031	1,038,999
925,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer	7.00%(a)	02/01/2030	936,932
9,068,000	Paychex, Inc.	5.35%	04/15/2032	9,117,820
270,000	PBF Holding Co. LLC / PBF Finance Corp.	6.00%	02/15/2028	268,937
635,000	Penn Entertainment, Inc.	6.75%(a)	04/01/2031	617,435
690,000	PennyMac Financial Services, Inc.	4.25%(a)	02/15/2029	654,405
775,000	PennyMac Financial Services, Inc.	7.88%(a)	12/15/2029	793,264
420,000	PennyMac Financial Services, Inc.	6.88%(a)	05/15/2032	405,727
4,803,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	5.25%(a)	02/01/2030	4,877,074
485,000	Performance Food Group, Inc.	5.63%(a)	03/01/2034	468,315
2,996,000	Permian Resources Operating LLC	6.25%(a)	02/01/2033	3,053,901
560,000	PetSmart LLC / PetSmart Finance Corp.	7.50%(a)	09/15/2032	563,144
595,000	PetSmart LLC / PetSmart Finance Corp.	10.00%(a)	09/15/2033	594,303
4,214,000	Philip Morris International, Inc.	5.25%	02/13/2034	4,292,968
3,624,000	Phillips Edison Grocery Center Operating Partnership I LP	5.75%	07/15/2034	3,724,757
1,601,000	PNC Financial Services Group, Inc. (SOFR + 1.42%)	5.37%	07/21/2036	1,608,701
2,090,000	PNC Financial Services Group, Inc. (5 yr. CMT Rate + 1.17%)	5.42%	01/25/2041	2,048,380
980,000	Post Holdings, Inc.	6.38%(a)	03/01/2033	966,327
85,000	Post Holdings, Inc.	6.25%(a)	10/15/2034	83,312
785,000	Primo Water Holdings, Inc. / Triton Water Holdings, Inc.	6.25%(a)	04/01/2029	786,841
4,978,000	Progressive Corp.	5.15%	03/26/2036	4,987,179
1,596,000	PSEG Power LLC	5.20%(a)	05/15/2030	1,621,421
455,000	Qnity Electronics, Inc.	6.25%(a)	08/15/2033	460,636
2,786,000	Qorvo, Inc.	3.38%(a)	04/01/2031	2,521,710
4,681,000	Quest Diagnostics, Inc.	5.00%	12/15/2034	4,650,647
1,115,000	Quikrete Holdings, Inc.	6.75%(a)	03/01/2033	1,133,303
715,000	QXO Building Products, Inc.	6.75%(a)	04/30/2032	729,919
210,000	Radiate Holdco LLC / Radiate Finance, Inc.	4.50%(a)	09/15/2026	205,275
380,685	Radiology Partners, Inc. (9.78% PIK)	9.78%(a)	02/15/2030	348,144
925,000	Radiology Partners, Inc.	8.50%(a)	07/15/2032	938,986

Principal Amount $	Security Description	Rate	Maturity	Value $
4,734,000	Rentokil Terminix Funding LLC	5.00%(a)	04/28/2030	4,754,699
960,000	RHP Hotel Properties LP / RHP Finance Corp.	6.50%(a)	06/15/2033	978,227
780,000	RHP Hotel Properties LP / RHP Finance Corp.	5.75%(a)	03/15/2034	770,362
615,000	Rivers Enterprise Borrower LLC	6.25%(a)	10/15/2030	613,808
1,930,000	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.	6.63%(a)	02/01/2033	1,917,362
575,000	Rocket Cos., Inc.	6.13%(a)	08/01/2030	580,662
575,000	Rocket Cos., Inc.	6.38%(a)	08/01/2033	581,896
5,063,000	Rollins, Inc.	5.25%	02/24/2035	5,062,066
1,447,000	Roper Technologies, Inc.	4.25%	09/15/2028	1,438,147
2,416,000	Royal Caribbean Cruises Ltd.	5.38%(a)	07/15/2027	2,425,393
2,080,000	Royal Caribbean Cruises Ltd.	5.38%	01/15/2036	2,044,342
2,951,000	Royalty Pharma PLC	5.95%	09/25/2055	2,872,949
2,788,000	Sabra Health Care LP	3.20%	12/01/2031	2,518,624
229,000	Sabre GLBL, Inc.	10.75%(a)	11/15/2029	195,795
340,000	Sabre GLBL, Inc.	10.75%(a)	03/15/2030	287,572
635,000	Select Medical Corp.	6.25%(a)	12/01/2032	605,808
780,000	Service Properties Trust	0.00%(a)	09/30/2027	710,615
260,000	Service Properties Trust	5.50%	12/15/2027	260,603
550,000	Service Properties Trust	8.88%	06/15/2032	545,684
1,100,000	Sirius XM Radio LLC	5.50%(a)	07/01/2029	1,097,032
625,000	Sirius XM Radio LLC	5.88%(a)	04/15/2032	621,475
720,000	SM Energy Co.	7.00%(a)	08/01/2032	735,731
1,170,000	Solstice Advanced Materials, Inc.	5.63%(a)	09/30/2033	1,154,828
1,320,000	Sonoco Products Co.	4.60%	09/01/2029	1,316,689
1,219,000	Sonoco Products Co.	5.00%	09/01/2034	1,193,044
3,267,000	Southern Co. (5 yr. CMT Rate + 2.07%)	6.38%	03/15/2055	3,361,531
2,503,000	Southern Natural Gas Co. LLC	5.45%(a)	08/01/2035	2,549,821
2,014,000	Spirit AeroSystems, Inc.	4.60%	06/15/2028	2,015,980
625,000	Standard Building Solutions, Inc.	6.50%(a)	08/15/2032	625,876
830,000	Standard Building Solutions, Inc.	5.88%(a)	03/15/2034	801,148
795,000	Staples, Inc.	10.75%(a)	09/01/2029	735,844
255,000	Star Leasing Co. LLC	7.63%(a)	02/15/2030	236,249
1,015,000	Starwood Property Trust, Inc.	5.25%(a)	10/15/2028	1,004,083
850,000	Starwood Property Trust, Inc.	7.25%(a)	04/01/2029	876,247
405,000	Starwood Property Trust, Inc.	6.00%(a)	04/15/2030	404,435
170,000	Starz Capital Holdings LLC	5.50%(a)	04/15/2029	139,400
625,000	Station Casinos LLC	6.63%(a)	03/15/2032	627,906
870,000	Store Capital LLC	4.95%(a)	02/11/2031	862,846
685,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.00%(a)	06/01/2031	645,211
660,000	SunCoke Energy, Inc.	4.88%(a)	06/30/2029	596,220
995,000	SV RNO Property Owner 1 LLC	5.88%(a)	03/01/2031	984,142
210,000	SWF Holdings I Corp.	6.50%(a)	10/01/2029	39,900
4,890,000	Takeda US Financing, Inc.	5.90%	07/07/2055	4,874,920
495,000	Talen Energy Supply LLC	6.25%(a)	02/01/2034	489,834
1,205,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.38%(a)	02/15/2029	1,240,357
340,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.75%(a)	03/15/2034	341,930
2,551,000	Targa Resources Corp.	4.35%	01/15/2029	2,540,890
1,240,000	Taylor Morrison Communities, Inc.	5.75%(a)	11/15/2032	1,242,561
1,320,000	Tenet Healthcare Corp.	6.13%	06/15/2030	1,330,232
205,000	Tenet Healthcare Corp.	5.50%(a)	11/15/2032	203,251
210,000	Tenet Healthcare Corp.	6.00%(a)	11/15/2033	212,653
4,627,000	Textron, Inc.	5.50%	05/15/2035	4,709,306
5,303,000	T-Mobile USA, Inc.	3.40%	10/15/2052	3,476,622
3,053,000	T-Mobile USA, Inc.	5.25%	06/15/2055	2,717,673
2,946,000	T-Mobile USA, Inc.	5.88%	11/15/2055	2,874,787
9,042,000	Trans-Allegheny Interstate Line Co.	5.00%(a)	01/15/2031	9,189,344
1,245,000	TransDigm, Inc.	6.88%(a)	12/15/2030	1,276,490

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	61

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
1,140,000	TransDigm, Inc.	6.38%(a)	05/31/2033	1,134,822
495,000	TransDigm, Inc.	6.25%(a)	01/31/2034	500,866
485,000	TransDigm, Inc.	6.75%(a)	01/31/2034	491,720
255,000	Transocean International Ltd.	7.88%(a)	10/15/2032	272,643
2,732,000	Travelers Cos., Inc.	4.60%	08/01/2043	2,415,190
360,000	Trident TPI Holdings, Inc.	12.75%(a)	12/31/2028	350,883
2,036,000	Truist Financial Corp. (SOFR + 2.45%)	7.16%	10/30/2029	2,164,725
4,611,000	Truist Financial Corp. (SOFR + 1.57%)	5.15%	08/05/2032	4,673,330
4,767,000	Uber Technologies, Inc.	4.80%	09/15/2034	4,669,531
1,875,000	UKG, Inc.	6.88%(a)	02/01/2031	1,834,070
2,076,000	United Airlines Holdings, Inc.	4.88%	03/01/2029	2,035,688
6,936,000	United Airlines Holdings, Inc.	5.38%	03/01/2031	6,801,211
6,238,000	United Airlines, Inc.	4.63%(a)	04/15/2029	6,124,337
1,586,000	United Natural Foods, Inc.	6.75%(a)	10/15/2028	1,588,717
1,885,000	United Rentals North America, Inc.	5.38%(a)	11/15/2033	1,834,915
235,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	8.63%(a)	06/15/2032	239,512
480,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	8.63%(a)	06/15/2032	489,216
810,000	Uniti Services LLC	7.50%(a)	10/15/2033	842,697
1,160,000	Univision Communications, Inc.	8.50%(a)	07/31/2031	1,166,560
445,000	Upbound Group, Inc.	6.38%(a)	02/15/2029	431,636
1,725,000	US Foods, Inc.	5.75%(a)	04/15/2033	1,719,012
500,000	Vail Resorts, Inc.	6.50%(a)	05/15/2032	505,922
940,000	Venture Global LNG, Inc.	8.13%(a)	06/01/2028	961,823
975,000	Venture Global LNG, Inc.	8.38%(a)	06/01/2031	1,014,483
330,000	Venture Global LNG, Inc.	9.88%(a)	02/01/2032	354,578
630,000	Venture Global Plaquemines LNG LLC	6.13%(a)	12/15/2030	648,255
215,000	Venture Global Plaquemines LNG LLC	7.50%(a)	05/01/2033	236,455
670,000	Venture Global Plaquemines LNG LLC	6.50%(a)	01/15/2034	698,863
1,651,000	Veralto Corp.	5.35%	09/18/2028	1,687,598
2,378,000	Veralto Corp.	5.45%	09/18/2033	2,429,569
5,963,000	VeriSign, Inc.	5.25%	06/01/2032	6,008,529
4,621,000	Verisk Analytics, Inc.	5.25%	06/05/2034	4,605,053
685,000	Veritiv Operating Co.	10.50%(a)	11/30/2030	712,741
6,033,000	Verizon Communications, Inc.	5.75%	11/30/2045	5,879,633
10,271,000	Vertiv Group Corp.	4.13%(a)	11/15/2028	10,121,680
1,824,000	Vertiv Holdings Co.	5.80%	03/15/2056	1,754,666
4,882,000	VICI Properties LP / VICI Note Co., Inc.	4.63%(a)	12/01/2029	4,801,141
2,335,000	Victra Holdings LLC / Victra Finance Corp.	8.75%(a)	09/15/2029	2,425,301
5,475,000	Viking Cruises Ltd.	5.88%(a)	10/15/2033	5,409,447
1,706,000	Viper Energy Partners LLC	4.90%	08/01/2030	1,708,064
1,697,000	Virginia Electric and Power Co.	5.55%	08/15/2054	1,608,690
2,434,000	Virginia Electric and Power Co.	5.60%	09/15/2055	2,318,015
2,479,000	Vistra Operations Co. LLC	4.38%(a)	05/01/2029	2,421,557
650,000	VoltaGrid LLC	7.38%(a)	11/01/2030	671,625
1,170,000	Voyager Parent LLC	9.25%(a)	07/01/2032	1,215,441
1,776,000	VSP Optical Group, Inc.	5.45%(a)	12/01/2035	1,741,638
485,000	VT Topco, Inc.	8.50%(a)	08/15/2030	493,521
760,000	Walker & Dunlop, Inc.	6.63%(a)	04/01/2033	743,653
2,370,000	Wand NewCo 3, Inc.	7.63%(a)	01/30/2032	2,424,586
3,884,000	Waste Connections, Inc.	5.25%	09/01/2035	3,967,838
1,255,000	Watco Cos. LLC / Watco Finance Corp.	7.13%(a)	08/01/2032	1,290,134
615,000	Wayfair LLC	7.25%(a)	10/31/2029	628,191
820,000	Wayfair LLC	6.75%(a)	11/15/2032	826,881
990,000	WBI Operating LLC	6.50%(a)	10/15/2033	983,124
1,190,000	Weatherford International Ltd.	6.75%(a)	10/15/2033	1,216,679
3,465,000	WEC Energy Group, Inc. (5 yr. CMT Rate + 1.91%)	5.63%	05/15/2056	3,399,199
9,509,000	Wells Fargo & Co. (SOFR + 1.50%)	5.15%	04/23/2031	9,673,228

Principal Amount $	Security Description	Rate	Maturity	Value $
6,916,000	Wells Fargo & Co. (SOFR + 2.06%)	6.49%	10/23/2034	7,490,575
2,058,000	Wells Fargo & Co. (SOFR + 1.34%)	4.89%	09/15/2036	2,003,093
440,000	WESCO Distribution, Inc.	6.38%(a)	03/15/2033	448,634
690,000	WESCO Distribution, Inc.	5.50%(a)	04/15/2034	681,271
2,545,000	Western Midstream Operating LP	5.50%	12/15/2035	2,504,232
4,596,000	Westinghouse Air Brake Technologies Corp.	4.90%	05/29/2030	4,647,783
580,000	Whirlpool Corp.	6.50%	06/15/2033	550,207
4,896,000	Williams Cos., Inc.	5.95%	03/15/2056	4,822,130
2,781,000	Willis North America, Inc.	4.55%	03/15/2031	2,742,424
790,000	Windstream Services LLC / Windstream Escrow Finance Corp.	8.25%(a)	10/01/2031	826,211
2,589,000	Workday, Inc.	3.80%	04/01/2032	2,404,333
920,000	WR Grace Holdings LLC	5.63%(a)	08/15/2029	847,030
525,000	WULF Compute LLC	7.75%(a)	10/15/2030	555,090
1,215,000	Wyndham Hotels & Resorts, Inc.	4.38%(a)	08/15/2028	1,187,596
3,250,000	XHR LP	6.63%(a)	05/15/2030	3,285,279
1,510,000	XPO, Inc.	7.13%(a)	06/01/2031	1,556,386
1,928,000	Zoetis, Inc.	4.70%	02/01/2043	1,720,834
	Total US Corporate Bonds (Cost $1,011,880,407)			997,553,506

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 21.8%
	Fannie Mae Whole Loan
90,919	Series 2003-W17-1A7	5.75%	08/25/2033	91,677
	Federal Home Loan Mortgage Corp.
156,881	Pool G01840	5.00%	07/01/2035	158,983
97,584	Pool G04817	5.00%	09/01/2038	98,797
4,151,818	Pool G08537	3.00%	07/01/2043	3,806,220
2,320,365	Pool G08622	3.00%	01/01/2045	2,110,382
2,222,853	Pool G08686	3.00%	01/01/2046	2,016,878
8,279,720	Pool G08701	3.00%	04/01/2046	7,497,494
551,649	Pool G08737	3.00%	12/01/2046	497,962
4,868,320	Pool G61645	4.00%	10/01/2048	4,671,256
632,266	Pool N70081	5.50%	07/01/2038	640,901
4,057,307	Pool Q33789	3.50%	06/01/2045	3,821,050
8,098,707	Pool QX1615	5.50%	12/01/2054	8,258,705
6,755,688	Pool RA3722	2.50%	10/01/2050	5,804,387
4,148,831	Pool RB5247	5.50%	08/01/2043	4,214,279
6,310,427	Pool SD0699	2.00%	11/01/2050	5,256,878
20,600,174	Pool SD2912	5.00%	05/01/2053	20,556,666
35,172,820	Pool SD2969	2.50%	05/01/2052	30,273,887
16,382,736	Pool SD3892	5.50%	09/01/2053	16,692,982
20,795,537	Pool SD4301	6.00%	11/01/2053	21,622,211
9,067,066	Pool SD4400	2.00%	02/01/2051	7,468,820
4,671,209	Pool SD4658	5.00%	06/01/2053	4,680,511
15,949,048	Pool SD4888	6.00%	02/01/2054	16,544,476
10,751,772	Pool SD4977	5.00%	11/01/2053	10,653,612
12,859,395	Pool SD5598	5.50%	05/01/2054	13,128,091
27,559,383	Pool SD5726	3.00%	07/01/2052	24,511,225
5,827,978	Pool SD5964	5.50%	11/01/2053	5,954,018
48,574,581	Pool SD7538	2.00%	04/01/2051	40,314,015
62,559,476	Pool SD7553	3.00%	03/01/2052	55,924,176
15,445,502	Pool SD7562	5.50%	04/01/2053	15,817,973
20,650,367	Pool SD7564	5.00%	06/01/2053	20,657,003
16,006,422	Pool SD7565	5.50%	09/01/2053	16,317,266
7,693,925	Pool SD7567	5.50%	02/01/2054	7,872,683
12,023,673	Pool SD7568	5.50%	02/01/2054	12,303,914
14,486,143	Pool SD8276	5.00%	12/01/2052	14,365,789
27,135,770	Pool SD8288	5.00%	01/01/2053	26,910,315
12,796,754	Pool SD8299	5.00%	02/01/2053	12,689,118
28,548,065	Pool SL0770	6.00%	06/01/2054	29,682,991
21,050,970	Pool SL1712	6.00%	12/01/2054	21,679,186
24,981,216	Pool SL3360	5.50%	11/01/2055	25,188,885
22,379,378	Pool SL3934	5.00%	02/01/2053	22,193,446
625,224	Pool T60854	3.50%	09/01/2042	584,388
125,473	Pool U60299	4.00%	11/01/2040	122,266
26,201,721	Pool WS4034	3.75%	01/01/2034	24,866,911
8,935,524	Pool ZT1827	3.00%	07/01/2047	8,058,751
20,245	Series 2692-SC (-2 x 30 day avg SOFR US + 13.06%, 0.00% Floor, 13.29% Cap)	5.71%(j)	07/15/2033	21,393

62	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
437,831	Series 2722-PS (-1 x 30 day avg SOFR US + 9.76%, 0.00% Floor, 9.89% Cap)	5.68%(j)	12/15/2033	457,461
17,702	Series 2750-ZT	5.00%	02/15/2034	17,927
45,886	Series 3002-SN (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)	2.71%(h)(j)	07/15/2035	3,336
22,347	Series 3045-DI (-1 x 30 day avg SOFR US + 6.62%, 0.00% Floor, 6.73% Cap)	2.94%(h)(j)	10/15/2035	1,893
81,592	Series 3116-Z	5.50%	02/15/2036	83,706
5,712	Series 3117-ZN	4.50%	02/15/2036	5,690
22,648	Series 3275-SC (-1 x 30 day avg SOFR US + 5.97%, 0.00% Floor, 6.08% Cap)	2.29%(h)(j)	02/15/2037	1,911
72,779	Series 3382-SB (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.21%(h)(j)	11/15/2037	4,688
74,571	Series 3384-S (-1 x 30 day avg SOFR US + 6.28%, 0.00% Floor, 6.39% Cap)	2.60%(h)(j)	11/15/2037	5,357
25,963	Series 3417-SX (-1 x 30 day avg SOFR US + 6.07%, 0.00% Floor, 6.18% Cap)	2.39%(h)(j)	02/15/2038	1,935
9,501	Series 3423-GS (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	1.86%(h)(j)	03/15/2038	635
9,501	Series 3423-SG (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)	1.86%(h)(j)	03/15/2038	625
39,489	Series 3524-LB	3.24%(c)	06/15/2038	37,815
26,363	Series 3562-WS (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)	1.16%(h)(j)	08/15/2039	1,273
69,164	Series 3582-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.21%(h)(j)	10/15/2049	5,085
38,176	Series 3616-SG (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	2.56%(h)(j)	03/15/2032	1,352
287,211	Series 3626-AZ	5.50%	08/15/2036	294,839
125,433	Series 3666-SC (-1 x 30 day avg SOFR US + 5.66%, 0.00% Floor, 5.77% Cap)	1.98%(h)(j)	05/15/2040	9,073
246,182	Series 3779-YA	3.50%	12/15/2030	242,788
162,797	Series 3786-SG (-2 x 30 day avg SOFR US + 9.27%, 0.00% Floor, 9.50% Cap)	1.93%(j)	01/15/2041	123,159
101,340	Series 3792-SE (-2 x 30 day avg SOFR US + 9.63%, 0.00% Floor, 9.86% Cap)	2.29%(j)	01/15/2041	64,801
245,278	Series 3806-CZ	5.50%	07/15/2034	251,553
426,615	Series 3818-CZ	4.50%	03/15/2041	419,852
244,016	Series 3828-SW (-3 x 30 day avg SOFR US + 12.86%, 0.00% Floor, 13.20% Cap)	1.84%(j)	02/15/2041	202,533
1,647,617	Series 3889-VZ	4.00%	07/15/2041	1,587,489
649,288	Series 3972-AZ	3.50%	12/15/2041	602,200
1,796,511	Series 4291-MS (-1 x 30 day avg SOFR US + 5.79%, 0.00% Floor, 5.90% Cap)	2.11%(h)(j)	01/15/2054	177,407
244,971	Series 4471-BA	3.00%	12/15/2041	244,154
	Federal National Mortgage Association
28,050	Pool 555743	5.00%	09/01/2033	28,251
25,561	Pool 735382	5.00%	04/01/2035	25,768
217,688	Pool 735383	5.00%	04/01/2035	219,556
107,601	Pool 735402	5.00%	04/01/2035	108,540
146,538	Pool 735484	5.00%	05/01/2035	147,812

Principal Amount $	Security Description	Rate	Maturity	Value $
32,263	Pool 931104	5.00%	05/01/2039	32,732
175,313	Pool 995203	5.00%	07/01/2035	176,793
124,015	Pool AB2123	4.00%	01/01/2031	123,262
1,813	Pool AD2177	4.50%	06/01/2030	1,809
190,826	Pool AH7309	4.00%	02/01/2031	189,200
3,178,507	Pool AL9238	3.00%	10/01/2041	2,921,080
474,718	Pool AL9445	3.00%	07/01/2031	464,293
6,145,421	Pool AS7661	3.00%	08/01/2046	5,436,628
2,932,020	Pool AS7724	2.50%	08/01/2046	2,540,539
6,191,525	Pool BD8013	2.50%	09/01/2046	5,364,878
17,450,500	Pool BL2643	3.39%	07/01/2034	16,173,931
4,612,312	Pool BL9284	2.23%	12/01/2050	3,329,048
1,525,248	Pool BM4094	3.00%	03/01/2043	1,398,610
38,778,652	Pool BR2217	2.50%	08/01/2051	33,404,559
36,599,790	Pool BS4941	2.46%	04/01/2032	33,011,068
7,045,000	Pool BZ3117	5.06%	03/01/2035	7,257,151
17,105,000	Pool BZ3231	5.02%	03/01/2035	17,571,267
20,425,593	Pool BZ4011	4.48%	06/01/2030	20,461,663
5,208,970	Pool BZ4013	4.48%	06/01/2030	5,218,169
16,032,000	Pool BZ4132	4.74%	07/01/2030	16,133,902
12,886,396	Pool CB7335	5.50%	10/01/2053	13,201,010
7,926,772	Pool CB8122	5.00%	03/01/2054	7,940,772
19,668,418	Pool CB8138	5.50%	03/01/2054	20,067,842
24,436,356	Pool CB8692	5.50%	06/01/2054	25,078,441
26,881,084	Pool FA0114	3.00%	07/01/2052	23,942,839
8,378,240	Pool FA0517	5.50%	02/01/2055	8,482,005
19,135,806	Pool FA1144	6.00%	06/01/2054	19,738,890
8,081,841	Pool FA1622	2.50%	06/01/2052	6,852,924
17,662,778	Pool FA2510	5.50%	08/01/2055	17,937,924
22,039,693	Pool FA2974	5.50%	07/01/2055	22,346,379
31,858,059	Pool FA3143	2.50%	03/01/2052	27,301,284
10,441,693	Pool FA3446	2.50%	03/01/2052	8,973,821
30,811,180	Pool FA4342	6.00%	01/01/2056	32,018,391
45,505,799	Pool FA4519	2.00%	02/01/2052	37,693,575
8,549,433	Pool FM1000	3.00%	04/01/2047	7,710,548
14,018,223	Pool FM4575	2.50%	10/01/2050	12,072,230
8,681,401	Pool FM6061	2.00%	02/01/2051	7,164,547
5,684,038	Pool FM8664	3.00%	10/01/2046	5,134,728
8,226,064	Pool FS3708	5.00%	01/01/2053	8,170,799
7,186,523	Pool FS5292	5.50%	06/01/2053	7,344,533
25,622,188	Pool FS5417	2.50%	04/01/2052	22,000,715
26,630,789	Pool FS5875	2.50%	04/01/2052	22,866,747
1,874,813	Pool FS6309	6.00%	12/01/2053	1,962,943
5,651,345	Pool FS6476	2.50%	11/01/2051	4,852,840
3,735,642	Pool FS8999	6.00%	08/01/2054	3,881,238
6,025,008	Pool FS9728	3.00%	03/01/2052	5,392,725
70,239	Pool MA0264	4.50%	12/01/2029	70,522
47,576	Pool MA0353	4.50%	03/01/2030	47,769
3,987	Pool MA0468	5.00%	07/01/2040	3,919
1,682,747	Pool MA2151	3.50%	01/01/2045	1,566,600
867,992	Pool MA2248	3.00%	04/01/2045	772,726
1,398,938	Pool MA2621	3.50%	05/01/2046	1,302,354
3,179,267	Pool MA2649	3.00%	06/01/2046	2,812,579
1,277,898	Pool MA2711	3.00%	08/01/2046	1,130,509
8,186,161	Pool MA2806	3.00%	11/01/2046	7,384,582
7,703,986	Pool MA4399	2.50%	08/01/2051	6,538,713
10,655,969	Pool MA4709	5.00%	07/01/2052	10,569,077
10,961,516	Pool MA4785	5.00%	10/01/2052	10,874,942
12,115,877	Pool MA5086	5.00%	07/01/2043	12,273,291
16,261,644	Pool MA5106	5.00%	08/01/2053	16,103,091
525,716	Series 2005-20-QH	5.00%	03/25/2035	531,062
92,625	Series 2006-101-SA (-1 x 30 day avg SOFR US + 6.47%, 0.00% Floor, 6.58% Cap)	2.80%(h)(j)	10/25/2036	11,161
34,940	Series 2006-56-SM (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)	2.97%(h)(j)	07/25/2036	2,935
33,309	Series 2007-116-BI (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	2.47%(h)(j)	05/25/2037	2,601
415,778	Series 2007-30-FS (-5 x 30 day avg SOFR US + 29.30%, 0.00% Floor, 29.83% Cap)	12.34%(j)	04/25/2037	490,588
161,668	Series 2007-30-OI (-1 x 30 day avg SOFR US + 6.33%, 0.00% Floor, 6.44% Cap)	2.66%(h)(j)	04/25/2037	18,486

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	63

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
23,683	Series 2008-29-ZA	4.50%	04/25/2038	23,561
11,458	Series 2008-62-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.22%(h)(j)	07/25/2038	662
114,378	Series 2009-111-EZ	5.00%	01/25/2040	115,575
3,318	Series 2009-111-SE (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)	2.47%(h)(j)	01/25/2040	266
4,665	Series 2009-16-MZ	5.00%	03/25/2029	4,650
17,317	Series 2009-48-WS (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)	2.17%(h)(j)	07/25/2039	1,399
31,270	Series 2009-62-PS (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)	2.32%(h)(j)	08/25/2039	772
279,029	Series 2009-77-ZA	4.50%	10/25/2039	277,706
65,628	Series 2009-83-Z	4.50%	10/25/2039	65,042
24,051	Series 2010-137-VS (-3 x 30 day avg SOFR US + 14.66%, 0.00% Floor, 15.00% Cap)	3.65%(j)	12/25/2040	23,951
11,672	Series 2010-31-SA (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)	1.22%(h)(j)	04/25/2040	614
8,884	Series 2010-34-PS (-1 x 30 day avg SOFR US + 4.82%, 0.00% Floor, 4.93% Cap)	1.15%(h)(j)	04/25/2040	423
57,158	Series 2010-35-SP (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)	2.57%(h)(j)	04/25/2050	6,365
341	Series 2010-35-SV (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	2.67%(h)(j)	04/25/2040	2
370,891	Series 2010-37-MY	4.50%	04/25/2040	366,938
116,419	Series 2010-60-VZ	5.00%	10/25/2039	117,897
51,552	Series 2010-64-EZ	5.00%	06/25/2040	52,060
105,414	Series 2010-7-PE	5.00%	02/25/2040	107,432
26,400	Series 2010-90-GS (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.22%(h)(j)	08/25/2040	1,998
16,167	Series 2010-99-SG (-5 x 30 day avg SOFR US + 24.43%, 0.00% Floor, 25.00% Cap)	6.08%(j)	09/25/2040	16,758
864,849	Series 2011-141-PZ	4.00%	01/25/2042	818,020
328,741	Series 2011-59-MA	4.50%	07/25/2041	328,074
520,015	Series 2017-86-MA	3.00%	04/25/2046	503,026
7,801,721	Series 2018-21-IO	3.00%(h)	04/25/2048	1,309,093
12,274,702	Series 2018-21-PO	0.00%(k)	04/25/2048	8,956,403
6,857,662	Series 2018-35-IO	3.00%(h)	05/25/2048	1,145,644
26,307,746	Series 2018-35-PO	0.00%(k)	05/25/2048	19,167,503
13,270,000	Series 2022-M2-A2	2.40%	11/25/2031	12,076,608
70,212	Series 400-S4 (-1 x 30 day avg SOFR US + 5.34%, 0.00% Floor, 5.45% Cap)	1.67%(h)(j)	11/25/2039	4,637
	Ginnie Mae I Pool
21,890,682	Pool 779384	3.50%	06/15/2042	20,608,715
	Ginnie Mae II Pool
8,468,307	Pool 784415	3.50%	04/20/2047	7,899,303
21,852,560	Pool 785713	2.50%	10/20/2051	18,826,599
10,173,053	Pool 785764	2.50%	11/20/2051	8,760,317
26,496,098	Pool 786009	3.00%	02/20/2052	23,481,015
8,347,887	Pool 786227	3.00%	04/20/2052	7,395,100
3,496,559	Pool 786540	3.50%	02/20/2050	3,258,854
8,957,373	Pool 786718	3.50%	07/20/2051	8,311,118
13,508,350	Pool 787800	2.50%	12/20/2050	11,472,077
20,241,216	Pool 787829	2.50%	03/20/2052	17,450,982
35,513,263	Pool 787830	2.50%	12/20/2050	30,442,711
32,167,599	Pool 787831	2.50%	10/20/2050	27,442,906
22,134,392	Pool MA5076	3.00%	03/20/2048	19,999,743
24,654,829	Pool MA5191	3.50%	05/20/2048	23,136,786

Principal Amount $	Security Description	Rate	Maturity	Value $
	Government National Mortgage Association
50,221	Series 2003-67-SP (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	3.31%(h)(j)	08/20/2033	369
31,793	Series 2008-82-SM (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	2.26%(h)(j)	09/20/2038	160
441,935	Series 2009-32-ZE	4.50%	05/16/2039	440,306
468,714	Series 2009-75-GZ	4.50%	09/20/2039	469,579
618,828	Series 2009-75-HZ	5.00%	09/20/2039	632,526
1,603,129	Series 2010-113-SM (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)	2.26%(h)(j)	09/20/2040	204,681
66,621	Series 2010-25-ZB	4.50%	02/16/2040	66,155
956,087	Series 2011-45-GZ	4.50%	03/20/2041	938,286
1,129,599	Series 2013-117-MS (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	2.36%(h)(j)	02/20/2043	41,210
1,538,183	Series 2013-122-SB (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)	2.31%(h)(j)	08/16/2043	167,644
2,170,985	Series 2014-102-TS (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.81%(h)(j)	07/20/2044	198,977
1,885,500	Series 2014-118-PS (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	2.41%(h)(j)	08/20/2044	249,134
1,649,812	Series 2014-118-SA (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)	2.41%(h)(j)	08/20/2044	217,992
12,112,449	Series 2020-61-IA	3.00%(h)	05/20/2050	1,957,976
17,453,053	Series 2021-155-UI	4.50%(h)	09/20/2051	3,286,560
16,144,875	Series 2021-214-IG	2.50%(h)	12/20/2051	2,366,472
	Total US Government and Agency Mortgage Backed Obligations (Cost $1,535,770,442)			1,491,049,392

US GOVERNMENT AND AGENCY OBLIGATIONS - 14.2%
19,718,413	United States Treasury Inflation Indexed Bonds	0.38%	07/15/2027	19,718,088
25,539,015	United States Treasury Inflation Indexed Bonds	1.63%	10/15/2027	25,943,545
19,818,408	United States Treasury Inflation Indexed Bonds	0.50%	01/15/2028	19,670,124
101,700,000	United States Treasury Note/Bond	0.75%	01/31/2028	96,207,802
131,750,000	United States Treasury Note/Bond	0.63%	05/15/2030	115,425,351
107,850,000	United States Treasury Note/Bond	0.63%	08/15/2030	93,675,730
289,650,000	United States Treasury Note/Bond	0.88%	11/15/2030	252,515,966
355,220,000	United States Treasury Note/Bond	1.13%(o)	08/15/2040	221,568,475
140,150,000	United States Treasury Note/Bond	1.88%	02/15/2041	97,144,206
47,900,000	United States Treasury Note/Bond	1.75%	08/15/2041	32,039,674
	Total US Government and Agency Obligations (Cost $970,399,280)			973,908,961

Shares
COMMON STOCKS - 0.0%(l)
12,346	Altice France/Luxco 3(b)(m)	208,702
711	Stichting Administratiekantoor ADR(b)(m)	—
261	Stichting Administratiekantoor Unigel Creditors(b)(m)	—
	Total Common Stocks (Cost $388,666)	208,702

64	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Shares	Security Description	Value $
ESCROW NOTES - 0.0%(l)
5,400,000	Credito Real SAB de CV SOFOM ER(m)	47,250
	Total Escrow Notes (Cost $5,275,601)	47,250

AFFILIATED MUTUAL FUNDS - 9.4%
27,534,253	American Beacon DoubleLine Select Income Fund - Class Y	260,198,688
20,800,730	DoubleLine Emerging Markets Local Currency Bond Fund - Class I	193,862,801
18,461,416	DoubleLine Global Bond Fund - Class I	158,952,796
5,000,000	DoubleLine Long Duration Total Return Bond Fund - Class I	31,000,000
	Total Affiliated Mutual Funds (Cost $697,005,155)	644,014,285

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
SHORT TERM INVESTMENTS - 13.4%
175,190,499	First American Government Obligations Fund - U	3.60%(n)		175,190,499
175,190,498	JPMorgan US Government Money Market Fund - IM	3.60%(n)		175,190,498
175,190,499	MSILF Government Portfolio - Institutional	3.57%(n)		175,190,499
400,000,000	United States Treasury Bill	0.00%	09/10/2026	393,542,140
	Total Short Term Investments (Cost $919,116,697)			919,113,636
	Total Investments - 105.9% (Cost $7,620,732,004)			7,252,730,221
	Other Liabilities in Excess of Assets - (5.9)%			(401,416,155)
	NET ASSETS - 100.0%			$6,851,314,066

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	21.8%
US Corporate Bonds	14.6%
US Government and Agency Obligations	14.2%
Short Term Investments	13.4%
Non-Agency Residential Collateralized Mortgage Obligations	10.5%
Affiliated Mutual Funds	9.4%
Non-Agency Commercial Mortgage Backed Obligations	6.6%
Foreign Corporate Bonds	6.1%
Asset Backed Obligations	3.1%
Collateralized Loan Obligations	2.8%
Bank Loans	2.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.0%
Common Stocks	0.0%(l)
Escrow Notes	0.0%(l)
Other Assets and Liabilities	(5.9)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	21.8%
US Government and Agency Obligations	14.2%
Short Term Investments	13.4%
Non-Agency Residential Collateralized Mortgage Obligations	10.5%
Affiliated Mutual Funds	9.4%
Non-Agency Commercial Mortgage Backed Obligations	6.6%
Banking	3.4%
Asset Backed Obligations	3.1%
Collateralized Loan Obligations	2.8%
Energy	2.0%
Utilities	1.9%
Technology	1.7%
Transportation	1.1%
Healthcare	1.0%
Finance	1.0%
Telecommunications	0.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.8%
Media	0.8%
Insurance	0.7%
Aerospace & Defense	0.7%
Pharmaceuticals	0.7%
Commercial Services	0.7%
Hotels/Motels/Inns and Casinos	0.7%
Diversified Manufacturing	0.7%
Real Estate	0.6%
Retailers (other than Food/Drug)	0.6%
Mining	0.5%

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	65

Schedule of Investments DoubleLine Core Fixed Income Fund (Cont.)

Construction	0.5%
Automotive	0.5%
Industrial Equipment	0.5%
Food Products	0.4%
Leisure	0.3%
Consumer Products	0.3%
Electronics/Electric	0.3%
Beverage and Tobacco	0.2%
Containers and Glass Products	0.2%
Building and Development (including Steel/Metals)	0.1%
Business Equipment and Services	0.1%
Chemicals/Plastics	0.1%
Pulp & Paper	0.1%
Environmental Control	0.1%
Food Service	0.1%
IT Services	0.0%(l)
Chemical Products	0.0%(l)
Escrow Notes	0.0%(l)
Other Assets and Liabilities	(5.9)%
Net Assets	100.0%

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2026, the value of these securities total $1,495,677,982 or 21.8% of the Fund's net assets.
(b)
Value determined using significant unobservable inputs.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(d)
Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.
(e)
Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(f)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(g)
Perpetual maturity. The date disclosed is the next call date of the security.
(h)
Interest only security
(i)
Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(j)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(k)
Principal only security
(l)
Represents less than 0.05% of net assets.
(m)
Non-income producing security.
(n)
Seven-day yield as of period end.
(o)
All or a portion of security has been pledged as collateral.
CMT
Constant Maturity Treasury Rate
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR
Secured Overnight Financing Rate
Futures Contracts

Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/Value
U.S. Treasury Ultra Bonds	Short	(2,930)	6/18/2026	$(341,528,125)	$9,811,729
10 Year U.S. Ultra Treasury Notes	Short	(3,400)	6/18/2026	(385,953,125)	7,131,742
U.S. Treasury 5 Year Note	Long	6,200	6/30/2026	670,714,066	(7,721,389)
U.S. Treasury Long Bonds	Long	3,350	6/18/2026	381,481,250	(10,515,422)
U.S. Treasury 2 Year Notes	Long	19,070	6/30/2026	3,955,982,100	(28,277,419)
					$(29,570,759)

(1)
Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.
66	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026
A summary of the DoubleLine Core Fixed Income Fund's investments in affiliated mutual funds for the period ended March 31, 2026 is as follows:

Fund	Value at March 31, 2025	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended March 31, 2026	Change in Unrealized for the Period Ended March 31, 2026	Value at March 31, 2026	Shares Held at March 31, 2026	Dividend Income Earned for the Period Ended March 31, 2026
American Beacon DoubleLine Select Income Fund - Class Y*	$285,348,391	$—	$(26,000,000)	$(2,315,451)	$3,165,748	$260,198,688	27,534,253	$11,622,329
DoubleLine Global Bond Fund - Class I	109,127,025	48,900,000	—	—	925,771	158,952,796	18,461,416	4,988,076
DoubleLine Long Duration Total Return Bond Fund - Class I	32,000,000	—	—	—	(1,000,000)	31,000,000	5,000,000	1,631,447
DoubleLine Emerging Markets Local Currency Bond Fund - Class I	—	198,743,000	—	—	(4,880,199)	193,862,801	20,800,730	4,965,463
	$426,475,416	$247,643,000	$(26,000,000)	$(2,315,451)	$(1,788,680)	$644,014,285	71,796,399	$23,207,315

*
This Fund was formerly known as DoubleLine Infrastructure Income Fund
The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	67

Schedule of Investments DoubleLine Emerging Markets Fixed Income Fund	March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
FOREIGN CORPORATE BONDS - 68.4%
ARGENTINA - 0.2%
700,000	Vista Energy Argentina SAU	8.50 (a)	06/10/2033	732,690

BRAZIL - 11.4%
3,172,919	Acu Petroleo Luxembourg Sarl	7.50%	01/13/2032	3,226,643
6,300,000	Cosan Overseas Ltd.	8.25%(b)	05/05/2026	5,974,920
4,935,000	CSN Resources SA	5.88%	04/08/2032	3,028,881
1,300,000	FS Luxembourg Sarl	8.13%(a)	02/11/2036	1,195,610
294,660	Guara Norte Sarl	5.20%	06/15/2034	285,857
1,929,352	Invepar Holdings	0.00%(c)(d)	12/30/2028	—
1,600,000	Minerva Luxembourg SA	8.88%	09/13/2033	1,710,872
1,100,000	Minerva Luxembourg SA	8.88%(a)	09/13/2033	1,176,225
1,400,000	Movida Europe SA	7.85%	04/11/2029	1,365,609
1,000,000	Movida Europe SA	7.85%(a)	04/11/2029	975,435
5,621,643	MV24 Capital BV	6.75%	06/01/2034	5,614,393
1,800,000	NBM US Holdings, Inc.	6.63%	08/06/2029	1,802,565
5,883,469	Prumo Participacoes e Investimentos S/A	7.50%	12/31/2031	5,934,796
1,784,000	Simpar Europe SA	5.20%	01/26/2031	1,513,724
93,986	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50%(a)(c)	12/31/2027	5,639
131,998	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50%(c)	12/31/2027	7,920
472,292	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00%(c)	12/31/2028	14,169
109,833	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00%(a)(c)	12/31/2028	3,295
558,462	Unigel Netherlands Holding Corp. BV (15.00% Cash or 15.00% PIK)	15.00%(c)	12/31/2044	11,169
2,800,000	Vamos Europe SA	9.20%(a)	01/26/2031	2,657,536
394,680	Yinson Bergenia Production BV	8.50%	01/31/2045	417,776
1,381,380	Yinson Bergenia Production BV	8.50%(a)	01/31/2045	1,462,216
				38,385,250

CHILE - 6.5%
425,000	Agrosuper SA	4.60%	01/20/2032	403,268
2,000,000	Antofagasta PLC	5.63%	05/13/2032	2,029,458
1,700,000	Banco Santander Chile	4.55%(a)	11/20/2030	1,679,821
5,000,000	CAP SA	3.90%	04/27/2031	4,183,099
2,900,000	CAP SA	3.90%(a)	04/27/2031	2,426,197
7,994,870	Chile Electricity PEC SpA	0.00%(a)	01/25/2028	7,267,337
1,611,200	Empresa Electrica Angamos SA	4.88%	05/25/2029	1,475,593
696,000	Empresa Electrica Cochrane SpA	5.50%	05/14/2027	696,516
985,916	GNL Quintero SA	4.63%	07/31/2029	983,132
900,000	Inversiones CMPC SA (5 yr. CMT Rate + 2.83%)	6.70%(a)	12/09/2057	879,615
				22,024,036

COLOMBIA - 4.9%
2,800,000	AL Candelaria Spain SA	5.75%(a)	06/15/2033	2,471,210
7,100,000	AL Candelaria Spain SA	5.75%	06/15/2033	6,266,283
2,400,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65%(a)(b)	04/22/2031	2,121,703
2,000,000	Banco Davivienda SA (5 yr. CMT Rate + 4.59%)	8.13%(a)	07/02/2035	2,029,000
200,000	Banco Davivienda SA (5 yr. CMT Rate + 4.59%)	8.13%	07/02/2035	202,900
300,000	Banco GNB Sudameris SA (5 yr. CMT Rate + 6.66%)	7.50%	04/16/2031	300,024

Principal Amount $	Security Description	Rate	Maturity	Value $
1,998,000	Empresas Publicas de Medellin ESP	4.38%	02/15/2031	1,815,600
1,043,140	Fideicomiso PA Pacifico Tres	8.25%	01/15/2035	1,079,493
400,000	Frontera Energy Corp.	7.88%	06/21/2028	391,935
				16,678,148

DOMINICAN REPUBLIC - 1.1%
3,800,000	AES Espana BV	5.70%(a)	05/04/2028	3,729,054

GUATEMALA - 1.7%
1,100,000	Industrial Subordinated Trust II (5 yr. CMT Rate + 2.86%)	6.55%(a)	04/15/2036	1,101,375
1,350,000	Millicom International Cellular SA	5.13%	01/15/2028	1,337,972
2,970,000	Millicom International Cellular SA	6.25%	03/25/2029	2,960,899
200,000	Millicom International Cellular SA	4.50%	04/27/2031	182,461
				5,582,707

INDIA - 9.3%
2,100,000	Adani Electricity Mumbai Ltd.	3.95%	02/12/2030	1,922,158
2,000,000	Adani Electricity Mumbai Ltd.	3.87%	07/22/2031	1,763,006
2,336,000	Adani International Container Terminal Pvt Ltd.	3.00%(a)	02/16/2031	2,132,481
4,033,250	Adani International Container Terminal Pvt Ltd.	3.00%	02/16/2031	3,681,861
1,200,000	Adani Ports & Special Economic Zone Ltd.	4.38%	07/03/2029	1,151,092
3,600,000	Adani Ports & Special Economic Zone Ltd.	3.10%	02/02/2031	3,165,166
2,135,250	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash	4.63%	10/15/2039	1,728,636
1,900,000	Adani Transmission Step-One Ltd.	4.00%	08/03/2026	1,899,066
2,560,250	Adani Transmission Step-One Ltd.	4.25%	05/21/2036	2,238,411
7,089,000	JSW Hydro Energy Ltd.	4.13%	05/18/2031	6,493,776
4,200,000	JSW Infrastructure Ltd.	4.95%	01/21/2029	4,094,030
1,100,000	Periama Holdings	5.95%	04/19/2026	1,099,853
				31,369,536

INDONESIA - 3.2%
4,800,000	Medco Laurel Tree Pte Ltd.	6.95%	11/12/2028	4,785,306
3,629,857	Minejesa Capital BV	4.63%	08/10/2030	3,593,633
2,358,750	Star Energy Geothermal Wayang Windu Ltd.	6.75%	04/24/2033	2,371,123
				10,750,062

JAMAICA - 0.0%(e)
1,096,188	Digicel Group Holdings Ltd.	0.00%(a)(d)	12/31/2030	53,232
3,176,259	Digicel Group Holdings Ltd.	0.00%(a)(d)	12/31/2030	21,978
				75,210

MEXICO - 9.3%
1,700,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.35%)	7.63%(b)	01/10/2028	1,704,636
1,500,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)	7.50%(a)(b)	06/27/2029	1,500,845

68	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
3,200,000	Banco Mercantil del Norte SA/Grand Cayman (5 yr. CMT Rate + 4.07%)	8.38%(a)(b)	05/20/2031	3,292,000
300,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	5.62%	12/10/2029	307,410
3,400,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 2.65%)	5.13%	01/18/2033	3,306,721
3,300,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.21%)	8.13%	01/08/2039	3,477,513
8,300,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13%(b)	06/08/2026	8,270,665
300,000	Cemex SAB de CV (5 yr. CMT Rate + 3.52%)	7.20%(a)(b)	06/10/2030	304,125
514,986	Fermaca Enterprises S de RL de CV	6.38%	03/30/2038	519,428
4,600,000	Mexarrend SAPI de CV	10.25%(a)(c)	07/24/2026	17,250
2,332,055	Mexico Generadora de Energia S de RL	5.50%	12/06/2032	2,337,913
1,547,000	Orbia Advance Corp. SAB de CV	6.75%	09/19/2042	1,236,853
1,060,000	Orbia Advance Corp. SAB de CV	5.88%	09/17/2044	757,831
1,300,000	Saavi Energia Sarl	8.88%(a)	02/10/2035	1,365,845
2,951,965	Tierra Mojada Luxembourg II Sarl	5.75%	12/01/2040	2,811,747
				31,210,782

PARAGUAY - 1.4%
500,000	Frigorifico Concepcion SA	7.70%	07/21/2028	136,250
6,013,332	Rutas 2 & 7 Finance Ltd.	0.00%	09/30/2036	4,600,199
80,000	Telefonica Celular del Paraguay SA	5.88%	04/15/2027	79,917
				4,816,366

PERU - 12.2%
9,998,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%	09/30/2031	9,841,609
3,550,000	Banco Internacional del Peru SAA Interbank	4.80%(a)	07/15/2031	3,498,880
2,300,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40%(a)	04/30/2035	2,332,085
2,700,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40%	04/30/2035	2,737,665
5,280,000	InRetail Consumer	3.25%	03/22/2028	5,080,160
1,500,000	Intercorp Financial Services, Inc.	4.13%	10/19/2027	1,486,770
4,501,607	Lima Metro Line 2 Finance Ltd.	4.35%	04/05/2036	4,282,205
400,000	Marcobre SAC	5.75%(a)	01/22/2036	386,704
5,700,000	Minsur SA	4.50%	10/28/2031	5,367,108
1,200,000	Nexa Resources SA	6.50%	01/18/2028	1,221,747
3,001,934	Peru LNG Srl	5.38%	03/22/2030	2,916,025
2,100,000	Volcan Cia Minera SAA	8.50%(a)	10/28/2032	2,132,865
				41,283,823

SINGAPORE - 5.0%
6,200,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	4.60%	06/15/2032	6,207,746
2,800,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 0.80%)	4.55%	09/08/2035	2,766,426

Principal Amount $	Security Description	Rate	Maturity	Value $
5,400,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%	10/14/2031	5,327,969
2,600,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.45%)	3.86%	10/07/2032	2,576,157
				16,878,298

SOUTH AFRICA - 1.4%
1,200,000	AngloGold Ashanti Holdings PLC	3.38%	11/01/2028	1,153,838
3,500,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%	05/15/2029	3,569,333
				4,723,171

VIETNAM - 0.8%
2,665,153	Mong Duong Finance Holdings BV	5.13%	05/07/2029	2,624,068
	Total Foreign Corporate Bonds (Cost $247,945,378)			230,863,201

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 27.6%
BRAZIL - 1.7%
5,000,000	Brazilian Government International Bond	4.75%	01/14/2050	3,622,000
2,300,000	Petrobras Global Finance BV	5.13%	09/10/2030	2,256,530
				5,878,530

CHILE - 3.2%
970,871	Chile Electricity Lux Mpc II Sarl	5.67%	10/20/2035	981,129
1,747,568	Chile Electricity Lux Mpc II Sarl	5.67%(a)	10/20/2035	1,766,033
3,190,600	Chile Electricity Lux MPC Sarl	6.01%	01/20/2033	3,300,229
1,100,000	Chile Government International Bond	2.45%	01/31/2031	1,005,670
3,900,000	Corp. Nacional del Cobre de Chile	3.00%	09/30/2029	3,662,559
				10,715,620

COLOMBIA - 2.9%
1,000,000	Colombia Government International Bond	5.00%	06/15/2045	720,110
3,000,000	Colombia Government International Bond	4.13%	05/15/2051	1,830,000
800,000	Ecopetrol SA	5.88%	05/28/2045	589,640
9,200,000	Ecopetrol SA	5.88%	11/02/2051	6,486,370
				9,626,120

DOMINICAN REPUBLIC - 1.7%
500,000	Dominican Republic International Bond	5.95%	01/25/2027	503,825
2,350,000	Dominican Republic International Bond	5.50%	02/22/2029	2,335,782
3,150,000	Dominican Republic International Bond	5.75%(a)	03/17/2034	3,006,675
				5,846,282

GUATEMALA - 1.1%
500,000	Guatemala Government Bond	4.38%	06/05/2027	496,000
1,300,000	Guatemala Government Bond	4.88%	02/13/2028	1,294,117
1,800,000	Guatemala Government Bond	5.25%	08/10/2029	1,804,050
				3,594,167

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	69

Schedule of Investments DoubleLine Emerging Markets Fixed Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
INDIA - 2.8%
5,190,000	BPRL International Singapore Pte Ltd.	4.38%	01/18/2027	5,178,488
4,100,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%	07/27/2026	4,088,439
				9,266,927

INDONESIA - 2.5%
1,400,000	Pertamina Persero PT	2.30%	02/09/2031	1,231,536
7,100,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%	05/15/2027	7,053,289
				8,284,825

MALAYSIA - 1.0%
3,550,000	MISC Capital Two Labuan Ltd.	3.75%	04/06/2027	3,519,076

MEXICO - 5.1%
500,000	Comision Federal de Electricidad	4.69%	05/15/2029	491,541
3,100,000	Comision Federal de Electricidad	3.35%	02/09/2031	2,779,271
1,386,710	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%	01/31/2041	1,390,524
1,981,015	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%(a)	01/31/2041	1,986,463
11,000,000	Mexico Government International Bond	4.40%	02/12/2052	7,833,650
3,000,000	Mexico Government International Bond	6.34%	05/04/2053	2,797,500
				17,278,949

MOROCCO - 3.0%
700,000	Morocco Government International Bond	5.95%	03/08/2028	712,416
3,000,000	Morocco Government International Bond	3.00%	12/15/2032	2,580,330
1,300,000	Morocco Government International Bond	4.00%	12/15/2050	894,984
5,800,000	OCP SA	6.75%	05/02/2034	6,039,639
				10,227,369

PARAGUAY - 1.4%
5,960,685	Bioceanico Sovereign Certificate Ltd.	0.00%	06/05/2034	4,867,972

Principal Amount $	Security Description	Rate	Maturity	Value $
PERU - 0.7%
2,286,358	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	2,337,527

TRINIDAD AND TOBAGO - 0.5%
1,800,000	Trinidad & Tobago Government International Bond	6.50%(a)	01/28/2036	1,792,800
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $100,103,762)			93,236,164

Shares
COMMON STOCKS - 0.0%(e)
BRAZIL - 0.0%(e)
1,512	Stichting Administratiekantoor ADR(d)(f)		—
556	Stichting Administratiekantoor Unigel Creditors(d)(f)		—
	Total Common Stocks (Cost $—)		—

ESCROW NOTES - 0.0%(e)
MEXICO - 0.0%(e)
5,200,000	Credito Real SAB de CV SOFOM ER(f)		45,500
	Total Escrow Notes (Cost $5,127,763)		45,500

SHORT TERM INVESTMENTS - 2.2%
2,524,745	First American Government Obligations Fund - U	3.60%(g)	2,524,745
2,524,746	JPMorgan US Government Money Market Fund - IM	3.60%(g)	2,524,746
2,524,746	MSILF Government Portfolio - Institutional	3.57%(g)	2,524,746
	Total Short Term Investments (Cost $7,574,237)		7,574,237
	Total Investments - 98.2% (Cost $360,751,140)		331,719,102
	Other Assets in Excess of Liabilities - 1.8%		6,087,522
	NET ASSETS - 100.0%		$337,806,624

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Corporate Bonds	68.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	27.6%
Short Term Investments	2.2%
Escrow Notes	0.0%(e)
Common Stocks	0.0%(e)
Other Assets and Liabilities	1.8%
Net Assets	100.0%

70	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

INVESTMENT BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	20.1%
Transportation	17.5%
Banking	17.1%
Utilities	15.7%
Energy	8.0%
Mining	6.7%
Building and Development (including Steel/Metals)	3.8%
Consumer Products	3.0%
Short Term Investments	2.2%
Retailers (other than Food/Drug)	1.5%
Telecommunications	1.3%
Chemical Products	0.6%
Food Products	0.4%
Pulp & Paper	0.3%
Escrow Notes	0.0%(e)
Finance	0.0%(e)
Other Assets and Liabilities	1.8%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
Mexico	14.4%
Brazil	13.1%
Peru	12.9%
India	12.1%
Chile	9.7%
Colombia	7.8%
Indonesia	5.7%
Singapore	5.0%
Morocco	3.0%
Paraguay	2.8%
Dominican Republic	2.8%
Guatemala	2.8%
United States	2.2%
South Africa	1.4%
Malaysia	1.0%
Vietnam	0.8%
Trinidad and Tobago	0.5%
Argentina	0.2%
Jamaica	0.0%(e)
Other Assets and Liabilities	1.8%
Net Assets	100.0%

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2026, the value of these securities total $57,504,219 or 17.0% of the Fund’s net assets.
(b)
Perpetual maturity. The date disclosed is the next call date of the security.
(c)
Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(d)
Value determined using significant unobservable inputs.
(e)
Represents less than 0.05% of net assets.
(f)
Non-income producing security.
(g)
Seven-day yield as of period end.
CMT
Constant Maturity Treasury Rate
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	71

Schedule of Investments DoubleLine Low Duration Bond Fund	March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 8.8%
	ACHV Trust
1,764,321	Series 2024-2PL-A	5.07%(a)	10/27/2031	1,770,950
	Affirm, Inc.
20,000,000	Series 2025-1A-A	4.99%(a)	02/15/2033	20,128,368
1,237,584	Series 2025-X1-A	5.08%(a)	04/15/2030	1,238,335
14,810,150	Series 2025-X2-A	4.45%(a)	10/15/2030	14,822,727
	Aligned Data Centers Issuer LLC
3,100,000	Series 2022-1A-A2	6.35%(a)	10/15/2047	3,091,395
	Ally Auto Receivables Trust
11,548,822	Series 2024-2-A3	4.14%	07/16/2029	11,557,137
	American Credit Acceptance Receivables Trust
4,420,750	Series 2024-4-B	4.80%(a)	11/13/2028	4,422,754
	AmeriCredit Automobile Receivables Trust
17,225,000	Series 2026-1-A1	3.99%(a)	03/18/2027	17,226,536
15,000,000	Series 2026-1-A2	4.03%(a)	04/18/2029	14,995,485
	Aqua Finance Trust
810,868	Series 2020-AA-A	1.90%(a)	07/17/2046	766,047
	AutoNation Finance Trust
6,100,000	Series 2026-1A-A2	3.95%(a)	01/11/2029	6,096,111
	Avant Credit Card Master Trust
5,100,000	Series 2025-1A-A	4.89%(a)	04/15/2031	5,065,841
	AVANT Loans Funding Trust
10,000,000	Series 2024-REV1-A	5.92%(a)	10/15/2033	10,015,847
20,000,000	Series 2025-REV1-A	5.12%(a)	05/15/2034	20,049,074
	CAI International, Inc.
5,684,063	Series 2020-1A-A	2.22%(a)	09/25/2045	5,459,234
	CarMax Auto Owner Trust
11,725,000	Series 2026-1-A2A	3.87%	04/16/2029	11,708,387
	Carvana Auto Receivables Trust
8,000,000	Series 2024-P3-A4	4.31%	09/10/2030	7,992,906
	Commonbond Student Loan Trust
647,395	Series 2017-BGS-A1	2.68%(a)	09/25/2042	611,845
625,534	Series 2020-AGS-A	1.98%(a)	08/25/2050	562,497
	Compass Datacenters LLC
17,648,000	Series 2024-1A-A1	5.25%(a)	02/25/2049	17,637,598
4,430,000	Series 2025-1A-A3	5.85%(a)	02/25/2050	4,443,990
	Cyrusone Holdco LLC
4,180,000	Series 2023-1A-A2	4.30%(a)	04/20/2048	4,105,995
	DataBank Issuer
10,000,000	Series 2023-1A-A2	5.12%(a)	02/25/2053	9,948,915
	DigitalBridge Group, Inc.
6,400,000	Series 2023-1A-A2A	5.00%(a)	09/15/2048	6,386,756
	Domino’s SPV Guarantor LLC
1,488,000	Series 2019-1A-A2	3.67%(a)	10/25/2049	1,431,534
	DT Auto Owner Trust
2,000,000	Series 2022-1A-E	5.53%(a)	03/15/2029	1,999,058
	Exeter Automobile Receivables Trust
796,746	Series 2021-4A-D	1.96%	01/17/2028	795,221
	FCCU Auto Receivables Trust
1,967,830	Series 2025-1A-A2	4.87%(a)	01/16/2029	1,972,441
	Foundation Finance Trust
8,731,589	Series 2025-3A-A	4.56%(a)	08/15/2052	8,670,327
	Global Sea Containers Two SRL
1,977,656	Series 2020-1A-A	2.17%(a)	10/17/2040	1,901,763
	GLS Auto Receivables Trust
19,650,000	Series 2025-1A-C	5.07%(a)	11/15/2030	19,790,352
	GLS Auto Select Receivables Trust
1,851,676	Series 2024-3A-A2	5.59%(a)	10/15/2029	1,867,650
4,892,387	Series 2024-4A-A2	4.43%(a)	12/17/2029	4,903,361

Principal Amount $	Security Description	Rate	Maturity	Value $
	GM Financial Leasing Trust
6,750,000	Series 2025-2-C	5.04%	10/22/2029	6,802,430
	GreenSky LLC
1,815,832	Series 2024-2-A4	5.15%(a)	10/27/2059	1,825,246
10,548,931	Series 2025-3A-A1	4.34%(a)	12/27/2060	10,557,335
	Hilton Grand Vacations, Inc.
174,993	Series 2020-AA-A	2.74%(a)	02/25/2039	172,586
	Imprint Payments Credit Card Master Trust
5,000,000	Series 2025-A-A	4.84%(a)	09/15/2029	5,002,238
	Loanpal Solar Loan Ltd.
6,589,720	Series 2020-3GS-A	2.47%(a)	12/20/2047	5,483,510
	Mariner Finance Issuance Trust
1,660,000	Series 2021-AA-B	2.33%(a)	03/20/2036	1,605,181
4,150,000	Series 2024-BA-A	4.91%(a)	11/20/2038	4,167,926
13,000,000	Series 2025-AA-A	4.98%(a)	05/20/2038	13,106,132
	Marlette Funding Trust
1,896,857	Series 2025-1A-A	4.75%(a)	07/16/2035	1,898,634
4,125,000	Series 2025-1A-B	4.95%(a)	07/16/2035	4,132,020
	Navient Student Loan Trust
1,435,692	Series 2020-FA-A	1.22%(a)	07/15/2069	1,356,983
838,179	Series 2020-GA-A	1.17%(a)	09/16/2069	786,423
7,508,468	Series 2022-A-A	2.23%(a)	07/15/2070	6,826,103
	Pagaya AI Debt Selection Trust
469,467	Series 2024-11-B	5.64%(a)	07/15/2032	472,371
4,980,326	Series 2024-11-C	5.87%(a)	07/15/2032	4,997,434
824,366	Series 2024-5-C	7.27%(a)	10/15/2031	826,324
7,737,693	Series 2025-1-A2	5.16%(a)	07/15/2032	7,751,761
6,249,344	Series 2025-2-B	5.33%(a)	10/15/2032	6,254,229
7,999,160	Series 2025-2-C	5.64%(a)	10/15/2032	8,015,676
5,749,778	Series 2025-5-A2	5.11%(a)	03/15/2033	5,762,391
3,356,271	Series 2025-7-A1	4.27%(a)	11/16/2026	3,355,945
831,746	Series 2025-8-A1	4.32%(a)	12/15/2026	831,561
	RCKT Mortgage Trust
2,411,278	Series 2025-2A-A	4.48%(a)	11/27/2034	2,411,882
850,000	Series 2025-2A-B	4.60%(a)	11/27/2034	848,548
8,500,000	Series 2025-2A-C	4.95%(a)	11/27/2034	8,457,492
	Reach Financial LLC
1,178,909	Series 2025-2A-A	4.93%(a)	08/18/2032	1,183,901
	Santander Consumer USA Holdings, Inc.
4,250,000	Series 2024-5-C	4.78%	01/15/2031	4,273,143
	Sierra Timeshare Conduit Receivables Funding LLC
15,400,000	Series 2026-1A-A	4.56%(a)	12/22/2042	15,285,763
	Slam Ltd.
9,027,778	Series 2024-1A-A	5.34%(a)	09/15/2049	8,950,509
	SLM Student Loan Trust
3,272,547	Series 2006-A-A5 (3 mo. Term SOFR + 0.55%, 0.00% Floor)	4.23%	06/15/2039	3,193,284
1,905,636	Series 2006-B-A5 (3 mo. Term SOFR + 0.53%, 0.00% Floor)	4.21%	12/15/2039	1,868,624
	SOFI Alternative Trust
420,772	Series 2021-1-PT1	9.72%(a)(b)	05/25/2030	400,128
523,806	Series 2021-3-A	1.50%(a)	11/15/2030	522,320
	SoFi Consumer Loan Program Trust
5,136,123	Series 2025-1-A	4.80%(a)	02/27/2034	5,147,977
12,000,000	Series 2025-2-B	4.97%(a)	06/25/2034	12,076,352
2,417,521	Series 2025-3-A	4.47%(a)	08/15/2034	2,418,199
10,250,000	Series 2025-3-B	4.67%(a)	08/15/2034	10,232,799
7,155,434	Series 2025-4-A	4.24%(a)	08/25/2035	7,145,415
24,848,794	Series 2026-1-A	4.06%(a)	12/26/2035	24,828,562
	SoFi Professional Loan Program LLC
262,717	Series 2018-D-A2FX	3.60%(a)	02/25/2048	261,415
2,311,631	Series 2020-C-AFX	1.95%(a)	02/15/2046	2,178,153
	Switch Ltd.
4,410,000	Series 2025-2A-A21	5.12%(a)	10/25/2055	4,314,672

72	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
	TAL Advantage LLC
2,112,500	Series 2020-1A-A	2.05%(a)	09/20/2045	2,026,675
	Tesla Sustainable Energy Trust
14,806,342	Series 2024-1A-A2	5.08%(a)	06/21/2050	14,815,752
	Textainer Ltd.
633,333	Series 2021-3A-A	1.94%(a)	08/20/2046	563,479
	Toyota Lease Owner Trust
17,150,000	Series 2024-B-A4	4.25%(a)	01/22/2029	17,178,328
	UPCL
3,607,714	Series 2023-1-A-A	7.65%(d)	04/22/2030	3,647,399
	Upgrade Master Pass-Thru Trust
59,662	Series 2021-PT3-A	32.49%(a)(b)	07/15/2027	56,338
7,757,963	Series 2025-ST2-A	6.11%(a)	06/15/2032	7,819,936
5,408,422	Series 2025-ST6-A	4.61%(a)	10/15/2032	5,410,625
9,937,015	Series 2025-ST7-A	4.55%(a)	11/15/2032	9,940,278
	Upstart Securitization Trust
58,030	Series 2023-3-A	6.90%(a)	10/20/2033	58,087
2,943,328	Series 2024-1-A	5.33%(a)	11/20/2034	2,951,664
7,411,331	Series 2025-1-A	5.45%(a)	04/20/2035	7,455,490
4,602,128	Series 2025-2-A2	5.22%(a)	06/20/2035	4,616,186
5,510,152	Series 2025-3-A2	4.60%(a)	09/20/2035	5,511,786
1,616,847	Series 2025-4-A1	4.34%(a)	11/20/2026	1,616,989
1,455,000	Series 2025-4-A2	4.56%(a)	11/20/2035	1,455,671
6,300,000	Series 2026-1-A1	4.14%(a)	02/22/2027	6,300,856
11,546,000	Series 2026-1-A2	4.30%(a)	03/20/2036	11,512,698
	Wendy’s SPV Guarantor LLC
4,608,904	Series 2018-1A-A2II	3.88%(a)	03/15/2048	4,526,268
	Westlake Automobile Receivables Trust
4,750,000	Series 2026-1A-A2A	4.02%(a)	09/15/2028	4,745,327
	Total Asset Backed Obligations (Cost $574,033,002)			573,635,846

COLLATERALIZED LOAN OBLIGATIONS - 9.1%
	Allegro CLO Ltd.
7,000,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	4.85%(a)	04/20/2038	6,991,032
	Apidos CLO
10,000,000	Series 2022-39A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)	4.90%(a)	10/21/2038	10,002,386
	Bain Capital Credit CLO
20,000,000	Series 2022-6A-A1R (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.04%(a)	01/22/2038	20,023,788
10,000,000	Series 2024-6A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.00%(a)	01/21/2038	10,005,000
	Benefit Street Partners CLO Ltd.
25,000,000	Series 2023-32A-AR (3 mo. Term SOFR + 1.21%, 1.21% Floor)	4.88%(a)	10/25/2038	24,997,003
15,000,000	Series 2024-37A-A (3 mo. Term SOFR + 1.35%, 1.35% Floor)	5.02%(a)	01/25/2038	15,015,187
	Bridge Street CLO Ltd.
6,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.22%, 1.22% Floor)	4.89%(a)	04/20/2038	5,997,053
	Carlyle Global Market Strategies
10,000,000	Series 2021-9A-AR (3 mo. Term SOFR + 1.11%, 1.11% Floor)	4.78%(a)	10/20/2034	9,993,308
15,000,000	Series 2022-2A-A1R (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.03%(a)	01/20/2038	15,014,079
10,000,000	Series 2023-3A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)	4.90%(a)	10/15/2038	10,002,496

Principal Amount $	Security Description	Rate	Maturity	Value $
	CBAM Ltd.
10,000,000	Series 2017-1A-AR2 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.06%(a)	01/20/2038	10,010,334
10,000,000	Series 2017-2A-AR (3 mo. Term SOFR + 1.45%, 1.19% Floor)	5.12%(a)	07/17/2034	10,006,825
	Cedar Funding Ltd.
20,000,000	Series 2018-9A-AR (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.09%(a)	07/20/2037	20,018,582
	Cent CLO
7,500,000	Series 2021-31A-A1R (3 mo. Term SOFR + 1.10%, 1.10% Floor)	4.77%(a)	04/20/2034	7,490,670
	CIFC Funding Ltd.
10,000,000	Series 2021-5A-A1R (3 mo. Term SOFR + 1.26%, 1.26% Floor)	4.93%(a)	01/15/2038	10,002,612
	Clover CLO
20,000,000	Series 2018-1A-A1RR (3 mo. Term SOFR + 1.53%, 1.53% Floor)	5.20%(a)	04/20/2037	20,015,288
	Crown City CLO
18,000,000	Series 2021-1A-A1A (3 mo. Term SOFR + 1.43%, 1.17% Floor)	5.10%(a)	07/20/2034	18,011,203
	Eldridge CLO Ltd.
15,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.25%(a)	10/20/2038	15,015,850
	Elmwood CLO Ltd.
10,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.46%, 1.46% Floor)	5.13%(a)	04/18/2037	10,007,500
	Greenacre Park CLO LLC
5,240,000	Series 2021-2A-AR (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.04%(a)	07/20/2037	5,246,555
	Halsey Point CLO Ltd.
52,000,000	Series 2021-5A-A1A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.14%(a)	01/30/2035	52,039,016
	Juniper Valley Park CLO Ltd.
2,500,000	Series 2023-1A-ARR (3 mo. Term SOFR + 1.08%, 1.08% Floor)	4.75%(a)	07/20/2036	2,497,593
	Kennedy Lewis CLO Ltd.
19,500,000	Series 9A-AR (3 mo. Term SOFR + 1.35%, 1.35% Floor)	5.02%(a)	01/20/2038	19,509,485
	Magnetite CLO Ltd.
30,000,000	Series 2022-35A-A1RR (3 mo. Term SOFR + 1.20%, 1.20% Floor)	4.92%(a)	01/25/2039	29,971,500
	MP CLO Ltd.
15,000,000	Series 2015-2A-ARR (3 mo. Term SOFR + 1.46%, 1.20% Floor)	5.13%(a)	04/28/2034	15,010,618
	OCP CLO Ltd.
3,000,000	Series 2020-20A-A1R (3 mo. Term SOFR + 1.53%, 1.53% Floor)	5.20%(a)	04/18/2037	3,002,276
11,000,000	Series 2024-31A-AR (3 mo. Term SOFR + 1.15%, 1.15% Floor)	4.82%(a)	04/20/2039	10,984,357
28,000,000	Series 2024-32A-A1 (3 mo. Term SOFR + 1.52%, 1.52% Floor)	5.19%(a)	04/23/2037	28,018,281
	Octagon Credit Investors LLC
10,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.20%, 1.20% Floor)	4.87%(a)	01/22/2038	9,994,841

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	73

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	OHA Credit Funding
9,000,000	Series 2020-7A-A1R2 (3 mo. Term SOFR + 1.28%, 1.28% Floor)	4.95%(a)	07/19/2038	9,004,374
	OHA Credit Funding Ltd.
15,000,000	Series 2023-16RA-A1 (3 mo. Term SOFR + 1.20%, 1.20% Floor)	4.87%(a)	10/20/2038	14,996,264
	Romark LLC
277,793	Series 2018-1A-A1 (3 mo. Term SOFR + 1.29%, 0.00% Floor)	4.96%(a)	04/20/2031	277,846
	Sound Point CLO Ltd.
4,306,851	Series 2014-2RA-A (3 mo. Term SOFR + 1.51%, 1.25% Floor)	5.18%(a)	10/20/2031	4,309,004
25,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.43%, 1.43% Floor)	5.10%(a)	07/20/2034	25,016,005
	Steele Creek CLO Ltd.
16,555,169	Series 2019-2A-ARR (3 mo. Term SOFR + 1.00%, 1.00% Floor)	4.67%(a)	07/15/2032	16,551,258
	Storm King Park CLO Ltd.
9,000,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.03%(a)	10/15/2037	9,007,740
	Texas Debt Capital CLO Ltd.
10,500,000	Series 2023-1A-A1R (3 mo. Term SOFR + 1.30%, 1.30% Floor)	4.97%(a)	07/20/2038	10,510,581
	TRESTLES CLO LLC
20,000,000	Series 2021-4A-AR1 (3 mo. Term SOFR + 1.28%, 1.28% Floor)	5.07%(a)	10/30/2038	20,004,644
	Trestles LLC
10,000,000	Series 2023-6A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	4.85%(a)	04/25/2038	9,987,049
	Trimaran CAVU LLC
10,000,000	Series 2021-3A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.14%(a)	01/18/2035	10,006,356
	Vibrant CLO Ltd.
10,000,000	Series 2021-13A-A1R (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.07%(a)	01/15/2038	10,013,195
20,000,000	Series 2024-4RA-A1A (3 mo. Term SOFR + 1.43%, 1.43% Floor)	5.10%(a)	10/20/2037	20,013,462
	Voya CLO Ltd.
3,500,000	Series 2023-1A-A1R (3 mo. Term SOFR + 1.21%, 1.21% Floor)	4.88%(a)	01/20/2039	3,499,701
	Wellington Management Clo 3 Ltd.
4,000,000	Series 2025-4A-A (3 mo. Term SOFR + 1.15%, 1.15% Floor)	4.82%(a)	04/18/2038	3,990,020
	Total Collateralized Loan Obligations (Cost $592,004,530)			592,082,217

FOREIGN CORPORATE BONDS - 7.7%
11,918,000	180 Medical, Inc.	3.88%(a)	10/15/2029	11,584,732
2,044,000	Adani International Container Terminal Pvt Ltd.	3.00%	02/16/2031	1,865,921
3,000,000	Adani Transmission Step-One Ltd.	4.00%	08/03/2026	2,998,526
6,616,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.45%	04/15/2027	6,742,091
2,766,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.75%	06/06/2028	2,834,499

Principal Amount $	Security Description	Rate	Maturity	Value $
11,218,000	AIB Group PLC (SOFR + 1.65%)	5.32%(a)	05/15/2031	11,424,468
4,881,222	AL Candelaria Spain SA	7.50%	12/15/2028	4,979,042
5,660,000	Anglo American Capital PLC	4.63%(a)	03/19/2031	5,598,563
6,800,000	AngloGold Ashanti Holdings PLC	3.38%	11/01/2028	6,538,417
8,400,000	Antofagasta PLC	2.38%	10/14/2030	7,537,698
11,704,000	ArcelorMittal SA	4.25%	07/16/2029	11,668,498
5,098,000	Ashtead Capital, Inc.	4.25%(a)	11/01/2029	4,998,529
5,025,000	Avilease Capital Ltd.	4.75%(a)	11/12/2030	4,895,054
4,982,000	Avolon Holdings Funding Ltd.	6.38%(a)	05/04/2028	5,129,650
5,658,000	Avolon Holdings Funding Ltd.	5.38%(a)	05/30/2030	5,722,131
4,650,000	Axiata SPV2 Bhd	2.16%	08/19/2030	4,205,648
10,451,000	BAE Systems PLC	3.40%(a)	04/15/2030	10,025,430
1,800,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%	09/30/2031	1,771,844
7,900,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%(a)	09/30/2031	7,776,427
9,100,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40%	04/30/2035	9,226,945
3,900,000	Banco Santander Chile	4.55%(a)	11/20/2030	3,853,707
1,500,000	Banco Santander Chile	4.55%	11/20/2030	1,482,195
5,650,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 yr. CMT Rate + 3.00%)	7.53%	10/01/2028	5,996,961
2,500,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	5.62%	12/10/2029	2,561,750
2,102,000	Bank of Ireland Group PLC (SOFR + 1.62%)	5.60%(a)	03/20/2030	2,157,690
7,074,000	Bank of Montreal (SOFR + 1.25%)	4.64%	09/10/2030	7,089,582
9,640,000	Banque Federative du Credit Mutuel SA	5.54%(a)	01/22/2030	9,917,254
304,000	BAT Capital Corp.	4.91%	04/02/2030	307,364
4,991,000	BAT International Finance PLC	5.93%	02/02/2029	5,178,402
9,400,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.31%)	5.88%	09/13/2034	9,238,570
9,778,000	BPCE SA (SOFR + 1.68%)	5.88%(a)	01/14/2031	10,076,716
3,200,000	BRF GmbH	4.35%	09/29/2026	3,178,269
5,919,000	CaixaBank SA (SOFR + 2.70%)	6.21%(a)	01/18/2029	6,080,891
12,248,000	Canadian Pacific Railway Co.	4.80%	03/30/2030	12,408,952
5,300,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13%(c)	06/08/2026	5,281,268
4,500,000	Cemex SAB de CV	5.45%	11/19/2029	4,503,866
3,500,000	Cencosud SA	4.38%	07/17/2027	3,486,143
11,538,000	Cenovus Energy, Inc.	4.65%	03/20/2031	11,462,155
8,735,136	Chile Electricity PEC SpA	0.00%(a)	01/25/2028	7,940,238
808,500	Cometa Energia SAB de CV	6.38%	04/24/2035	822,535
6,000,000	Cooperatieve Rabobank UA/NY	4.32%	04/01/2029	6,016,228
6,490,000	Credit Agricole SA (SOFR + 1.13%)	5.23%(a)	01/09/2029	6,563,556
4,348,000	Daimler Truck Finance North America LLC	4.30%(a)	08/12/2027	4,340,974
3,139,000	Daimler Truck Finance North America LLC	4.15%(a)	01/12/2029	3,096,312
1,715,000	Diageo Investment Corp.	5.13%	08/15/2030	1,751,584
191,724	Digicel Group Holdings Ltd.	0.00%(a)(d)	12/31/2030	1,327
597,011	Digicel Group Holdings Ltd.	0.00%(a)(d)	12/31/2030	28,992
7,015,000	Element Fleet Management Corp.	6.32%(a)	12/04/2028	7,317,256
5,809,000	Element Fleet Management Corp.	5.04%(a)	03/25/2030	5,867,501

74	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
2,023,000	Element Fleet Management Corp.	4.64%(a)	11/24/2030	1,995,619
1,155,200	Empresa Electrica Angamos SA	4.88%	05/25/2029	1,057,972
1,287,600	Empresa Electrica Cochrane SpA	5.50%	05/14/2027	1,288,555
2,746,000	Enbridge, Inc.	6.00%	11/15/2028	2,849,840
5,164,000	ENEL Finance International NV	5.13%(a)	06/26/2029	5,238,609
5,013,000	ENEL Finance International NV	4.38%(a)	09/30/2030	4,925,532
950,000	Freeport Indonesia PT	4.76%(a)	04/14/2027	952,686
7,350,000	Freeport Indonesia PT	4.76%	04/14/2027	7,370,784
4,550,000	Freeport-McMoRan, Inc.	5.00%	09/01/2027	4,550,585
6,974,748	GNL Quintero SA	4.63%	07/31/2029	6,955,051
5,200,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%	05/15/2029	5,303,009
918,000	Grupo de Inversiones Suramericana SA	5.50%	04/29/2026	919,997
5,672,205	Guara Norte Sarl	5.20%	06/15/2034	5,502,742
320,000	HSBC Holdings PLC (SOFR + 1.04%)	4.72%	11/19/2028	321,041
6,201,000	Imperial Brands Finance PLC	4.50%(a)	06/30/2028	6,206,413
3,308,000	Imperial Brands Finance PLC	5.50%(a)	02/01/2030	3,395,515
4,000,000	Indofood CBP Sukses Makmur Tbk	3.40%	06/09/2031	3,679,166
5,700,000	InRetail Consumer	3.25%	03/22/2028	5,484,264
2,668,000	Intercorp Financial Services, Inc.	4.13%	10/19/2027	2,644,467
3,857,250	JSW Hydro Energy Ltd.	4.13%	05/18/2031	3,533,378
4,000,000	JSW Infrastructure Ltd.	4.95%	01/21/2029	3,899,076
1,425,509	Lima Metro Line 2 Finance Ltd.	4.35%	04/05/2036	1,356,031
6,346,639	Mexico Generadora de Energia S de RL	5.50%	12/06/2032	6,362,582
5,130,000	Millicom International Cellular SA	5.13%	01/15/2028	5,084,295
2,391,300	Millicom International Cellular SA	6.25%	03/25/2029	2,383,972
4,870,745	Minejesa Capital BV	4.63%	08/10/2030	4,822,137
1,013,917	Mong Duong Finance Holdings BV	5.13%	05/07/2029	998,287
4,927,613	MV24 Capital BV	6.75%	06/01/2034	4,921,259
460,000	Nationwide Building Society (SOFR + 1.91%)	6.56%(a)	10/18/2027	465,239
6,895,000	NatWest Group PLC (1 yr. CMT Rate + 1.22%)	4.96%	08/15/2030	6,957,836
2,600,000	NBM US Holdings, Inc.	7.00%	05/14/2026	2,606,620
4,800,000	NBM US Holdings, Inc.	6.63%	08/06/2029	4,806,840
547,000	Nexa Resources SA	6.50%	01/18/2028	556,913
5,776,000	Nutrien Ltd.	4.90%	03/27/2028	5,826,953
9,700,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	4.60%	06/15/2032	9,712,119
3,778,494	Prumo Participacoes e Investimentos S/A	7.50%	12/31/2031	3,811,457
1,907,000	Reliance Industries Ltd.	3.67%	11/30/2027	1,881,166
7,351,000	Rio Tinto Finance USA PLC	4.88%	03/14/2030	7,468,562
11,328,000	Royal Bank of Canada (SOFR + 0.86%)	4.54%	10/18/2028	11,337,429
3,226,666	Rutas 2 & 7 Finance Ltd.	0.00%	09/30/2036	2,468,399
5,189,000	Societe Generale SA	3.00%(a)	01/22/2030	4,857,091
12,362,000	Suzano Austria GmbH	3.75%	01/15/2031	11,498,394
3,556,000	Swedbank AB	5.41%(a)	03/14/2029	3,652,410
1,814,000	Telefonica Celular del Paraguay SA	5.88%	04/15/2027	1,812,113
12,712,000	Triton Container International Ltd.	3.15%(a)	06/15/2031	11,503,750
1,570,000	UBS Group AG (1 yr. CMT Rate + 1.60%)	6.33%(a)	12/22/2027	1,591,017
3,950,000	Ultrapar International SA	5.25%	10/06/2026	3,948,370
200,000	Ultrapar International SA	5.25%	06/06/2029	199,408
9,200,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%	10/14/2031	9,077,281
500,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.45%)	3.86%	10/07/2032	495,415

Principal Amount $	Security Description	Rate	Maturity	Value $
12,130,000	Vale Overseas Ltd.	3.75%	07/08/2030	11,559,478
5,100,000	Wipro IT Services LLC	1.50%	06/23/2026	5,066,282
	Total Foreign Corporate Bonds (Cost $502,010,423)			502,695,757

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 2.4%
2,200,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands	5.88%	05/07/2030	2,254,340
450,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands	5.88%(a)	05/07/2030	461,115
5,486,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%	08/11/2031	5,399,113
10,042,893	Bioceanico Sovereign Certificate Ltd.	0.00%	06/05/2034	8,201,830
4,000,000	BPRL International Singapore Pte Ltd.	4.38%	01/18/2027	3,991,128
2,500,000	Brazilian Government International Bond	4.50%	05/30/2029	2,485,375
8,433,160	Chile Electricity Lux MPC Sarl	6.01%	01/20/2033	8,722,923
3,750,000	Chile Government International Bond	2.45%	01/31/2031	3,428,419
4,800,000	Chile Government International Bond	4.35%	04/13/2031	4,712,160
679,000	Comision Federal de Electricidad	4.69%	05/15/2029	667,513
4,900,000	Comision Federal de Electricidad	5.70%(a)	01/24/2030	4,896,325
3,900,000	Corp. Nacional del Cobre de Chile	3.63%	08/01/2027	3,855,086
4,430,000	Corp. Nacional del Cobre de Chile	3.00%	09/30/2029	4,160,291
1,900,000	Dominican Republic International Bond	5.95%	01/25/2027	1,914,535
7,300,000	Dominican Republic International Bond	5.50%	02/22/2029	7,255,835
450,000	Fondo MIVIVIENDA SA	5.40%(a)	03/31/2031	450,563
6,000,000	Guatemala Government Bond	4.50%	05/03/2026	6,018,000
3,200,000	Guatemala Government Bond	5.25%	08/10/2029	3,207,200
5,107,305	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	5,221,607
5,100,000	Mexico City Airport Trust	3.88%	04/30/2028	5,004,985
1,800,000	Mexico Government International Bond	4.50%	04/22/2029	1,788,714
3,000,000	Mexico Government International Bond	5.00%	05/07/2029	3,025,500
5,400,000	MISC Capital Two Labuan Ltd.	3.75%	04/06/2027	5,352,961
6,200,000	Morocco Government International Bond	2.38%	12/15/2027	5,954,929
2,800,000	OCP SA	6.10%	04/30/2030	2,845,484
6,100,000	Oleoducto Central SA	4.00%	07/14/2027	6,023,355
6,600,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%	07/27/2026	6,581,389
1,136,000	Paraguay Government International Bond	5.00%	04/15/2026	1,137,386
1,092,000	Paraguay Government International Bond	4.95%	04/28/2031	1,090,635
8,000,000	Pertamina Persero PT	3.65%	07/30/2029	7,674,721
9,500,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%	05/15/2027	9,437,500
8,450,000	Peruvian Government International Bond	2.84%	06/20/2030	7,869,908
1,600,000	Petrobras Global Finance BV	7.38%	01/17/2027	1,627,621
5,500,000	Petrobras Global Finance BV	6.00%	01/27/2028	5,620,515
400,000	Petrobras Global Finance BV	5.13%	09/10/2030	392,440
6,900,000	TNB Global Ventures Capital Bhd	3.24%	10/19/2026	6,857,811
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $154,829,741)			155,589,212

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	75

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 14.8%
	1211 Avenue of the Americas Trust
6,760,000	Series 2015-1211-A1A2	3.90%(a)	08/10/2035	6,480,305
	280 Park Avenue Mortgage Trust
9,530,000	Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)	4.85%(a)	09/15/2034	9,484,746
	Acore Issuer LLC
12,700,000	Series 2026-FL1-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.13%(a)	08/20/2043	12,715,824
	ACREC Trust
9,630,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.31%, 1.31% Floor)	4.99%(a)	08/18/2042	9,641,999
11,030,000	Series 2026-FL4-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.13%(a)	01/18/2043	11,037,578
	ACRES Commercial Realty Ltd.
11,260,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.62%, 1.62% Floor)	5.30%(a)	08/18/2040	11,288,612
	ALA Trust
4,510,000	Series 2025-OANA-A (1 mo. Term SOFR + 1.74%, 1.74% Floor)	5.42%(a)	06/15/2040	4,528,342
	Arbor Multifamily Mortgage Securities Trust
14,340,000	Series 2021-MF2-A2	2.02%(a)	06/15/2054	14,247,209
29,049	Series 2021-MF3-A1	1.07%(a)	10/15/2054	28,829
	Arbor Realty Trust, Inc.
6,500,246	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.14%(a)	11/15/2036	6,508,436
5,801,086	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	5.12%(a)	01/15/2037	5,808,448
13,000,000	Series 2025-FL1-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.03%(a)	01/20/2043	13,014,391
7,505,000	Series 2026-FL1-A (1 mo. Term SOFR + 1.50%, 1.50% Floor)	5.17%(a)	09/20/2043	7,514,359
	ARDN Mortgage Trust
7,260,000	Series 2025-ARCP-A (1 mo. Term SOFR + 1.75%, 1.75% Floor)	5.42%(a)	06/15/2035	7,243,035
	AREIT Trust
3,238,554	Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)	4.92%(a)	01/20/2037	3,243,458
14,630,000	Series 2025-CRE10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.07%(a)	12/17/2029	14,651,126
11,060,000	Series 2025-CRE11-A (1 mo. Term SOFR + 1.55%, 1.55% Floor)	5.23%(a)	07/25/2043	11,079,831
	ARES Commercial Mortgage Trust
7,410,000	Series 2026-GCP-A (1 mo. Term SOFR + 1.25%, 1.25% Floor)	4.92%(a)	02/15/2043	7,388,285
	Banc of America Merrill Lynch Commercial Mortgage, Inc.
8,972,367	Series 2016-UB10-XA	1.74%(b)(e)	07/15/2049	90
	BANK
62,840,616	Series 2017-BNK5-XA	0.94%(b)(e)	06/15/2060	529,332
74,716,495	Series 2017-BNK6-XA	0.74%(b)(e)	07/15/2060	473,762
20,712,869	Series 2019-BN20-XA	0.81%(b)(e)	09/15/2062	490,069
2,306,865	Series 2019-BN24-ASB	2.93%	11/15/2062	2,258,213
182,510,425	Series 2020-BN26-XA	1.19%(b)(e)	03/15/2063	6,223,423
3,021,000	Series 2021-BN34-ASB	2.19%	06/15/2063	2,859,200
	BANK5 Trust
2,241,190	Series 2023-5YR2-A1	6.20%	07/15/2056	2,272,379
5,222,247	Series 2023-5YR4-A3	6.50%	12/15/2056	5,426,246
7,760,399	Series 2024-5YR5-A3	5.70%	02/15/2029	7,961,126

Principal Amount $	Security Description	Rate	Maturity	Value $
2,294,575	Series 2024-5YR8-A1	5.19%	08/15/2057	2,317,335
5,000,000	Series 2024-5YR8-A3	5.88%	08/15/2057	5,187,361
2,478,500	Series 2025-5YR14-A1	4.82%	04/15/2058	2,483,177
61,763,062	Series 2025-5YR19-XA	1.13%(b)(e)	12/15/2058	2,913,302
	BBCMS Trust
70,038,293	Series 2017-C1-XA	1.44%(b)(e)	02/15/2050	391,213
111,105,394	Series 2020-C6-XA	1.02%(b)(e)	02/15/2053	3,480,332
59,000,000	Series 2020-C6-XB	0.65%(b)(e)	02/15/2053	1,435,104
1,000,000	Series 2021-C10-ASB	2.27%	07/15/2054	945,174
1,963,000	Series 2023-5C23-A3	6.68%(b)	12/15/2056	2,055,043
490,953	Series 2024-5C31-A1	4.88%	12/15/2057	493,024
2,154,743	Series 2025-5C33-A1	4.97%	03/15/2058	2,172,080
	BDS Ltd.
14,000,000	Series 2024-FL13-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)	5.25%(a)	09/19/2039	14,025,480
13,400,000	Series 2025-FL15-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)	5.08%(a)	03/19/2043	13,401,956
10,030,000	Series 2025-FL16-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)	5.08%(a)	06/19/2043	10,030,000
	Benchmark Mortgage Trust
621,784	Series 2018-B1-ASB	3.60%(b)	01/15/2051	617,651
77,405,189	Series 2018-B1-XA	0.52%(b)(e)	01/15/2051	649,654
8,474,037	Series 2019-B14-A2	2.91%	12/15/2062	8,241,170
168,684,454	Series 2020-B16-XA	1.03%(b)(e)	02/15/2053	4,447,990
35,720,000	Series 2020-IG1-XB	0.13%(b)(e)	09/15/2043	186,244
4,030,790	Series 2021-B24-ASB	2.26%	03/15/2054	3,832,213
59,249	Series 2022-B32-A1	1.81%	01/15/2055	58,708
977,131	Series 2023-B39-A1	6.04%	07/15/2056	985,115
13,806,000	Series 2024-V5-A3	5.81%	01/10/2057	14,200,363
796,069	Series 2024-V8-A1	5.51%	07/15/2057	806,162
1,493,065	Series 2025-V18-A1	4.29%	10/15/2058	1,486,932
38,247,000	Series 2025-V19-XA	1.10%(b)(e)	01/15/2058	1,768,063
	Blackstone Mortgage Trust, Inc.
8,315,227	Series 2021-FL4-A (1 mo. Term SOFR + 1.41%, 1.05% Floor)	5.09%(a)	05/15/2038	8,321,281
14,880,000	Series 2026-FL6-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.13%(a)	08/19/2043	14,894,062
	BMO Mortgage Trust
828,388	Series 2023-C4-A1	5.29%	02/15/2056	830,091
682,016	Series 2024-5C4-A1	6.02%	05/15/2057	694,660
696,066	Series 2024-5C6-A1	4.59%	09/15/2057	696,123
4,486,000	Series 2024-5C6-A2	4.87%	09/15/2057	4,508,510
2,561,748	Series 2025-C11-A1	4.97%	02/15/2058	2,586,702
	BrightSpire Capital, Inc.
11,380,000	Series 2024-FL2-A (1 mo. Term SOFR + 1.95%, 1.95% Floor)	5.62%(a)	08/19/2037	11,408,086
14,790,000	Series 2026-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.13%(a)	08/19/2043	14,824,549
	BSPDF Issuer Ltd.
9,040,000	Series 2026-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.10%(a)	09/18/2043	9,051,228
	BSPRT Co.-Issuer LLC
8,461,046	Series 2023-FL10-A (1 mo. Term SOFR + 2.26%, 2.26% Floor)	5.93%(a)	09/15/2035	8,482,605
5,000,000	Series 2023-FL10-AS (1 mo. Term SOFR + 2.86%, 2.86% Floor)	6.53%(a)	09/15/2035	5,012,510
	BX Trust
1,722,925	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	4.52%(a)	10/15/2036	1,722,069
1,063,057	Series 2021-ACNT-A (1 mo. Term SOFR + 0.96%, 0.85% Floor)	4.64%(a)	11/15/2038	1,062,566
440,761	Series 2021-ACNT-B (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.04%(a)	11/15/2038	440,584

76	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
848,728	Series 2021-BXMF-A (1 mo. Term SOFR + 0.75%, 0.64% Floor)	4.42%(a)	10/15/2026	847,778
1,608,952	Series 2021-CIP-B (1 mo. Term SOFR + 1.39%, 1.27% Floor)	5.06%(a)	12/15/2038	1,607,864
1,281,112	Series 2021-LBA-BV (1 mo. Term SOFR + 1.41%, 1.05% Floor)	5.09%(a)	02/15/2036	1,281,208
9,310,000	Series 2021-LGCY-B (1 mo. Term SOFR + 0.97%, 0.86% Floor)	4.64%(a)	10/15/2036	9,302,683
1,819,000	Series 2021-PAC-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	4.48%(a)	10/15/2036	1,815,108
9,108,421	Series 2021-RISE-A (1 mo. Term SOFR + 0.86%, 0.75% Floor)	4.53%(a)	11/15/2036	9,105,996
3,349,066	Series 2021-SDMF-A (1 mo. Term SOFR + 0.70%, 0.59% Floor)	4.38%(a)	09/15/2034	3,346,276
6,659,000	Series 2022-LBA6-A (1 mo. Term SOFR + 1.00%, 1.00% Floor)	4.67%(a)	01/15/2039	6,659,276
297,338	Series 2022-LP2-A (1 mo. Term SOFR + 1.01%, 1.01% Floor)	4.69%(a)	02/15/2039	297,358
6,420,508	Series 2025-BCAT-A (1 mo. Term SOFR + 1.38%, 1.38% Floor)	5.05%(a)	08/15/2042	6,429,132
9,877,278	Series 2025-ROIC-C (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.22%(a)	03/15/2030	9,806,567
7,620,000	Series 2026-ALOHA-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.05%(a)	04/15/2043	7,629,525
7,380,000	Series 2026-CSMO-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)	5.07%(a)	02/15/2043	7,391,062
8,010,000	Series 2026-XL6-A (1 mo. Term SOFR + 1.20%, 1.20% Floor)	4.87%(a)	03/15/2043	8,000,987
	BXMT Ltd.
42,167	Series 2020-FL2-A (1 mo. Term SOFR + 1.26%, 1.26% Floor)	4.94%(a)	02/15/2038	42,190
	BXP Trust
7,375,000	Series 2017-GM-A	3.38%(a)	06/13/2039	7,252,034
	Cantor Commercial Real Estate Lending LP
4,030,077	Series 2019-CF1-A2	3.62%	05/15/2052	3,978,583
	CFCRE Commercial Mortgage Trust
42,452,000	Series 2017-C8-XB	0.87%(b)(e)	06/15/2050	331,618
	CFK Trust
116,365,000	Series 2020-MF2-X	0.77%(a)(b)(e)	03/15/2039	477,178
	Citigroup Commercial Mortgage Trust
1,296,157	Series 2016-C2-A4	2.83%	08/10/2049	1,288,958
6,483,368	Series 2016-GC36-XA	0.98%(b)(e)	02/10/2049	65
4,523,200	Series 2016-P3-XA	1.65%(b)(e)	04/15/2049	45
5,809,469	Series 2017-P7-A3	3.44%	04/14/2050	5,768,752
2,586,201	Series 2019-C7-AAB	3.04%	12/15/2072	2,520,432
2,738,868	Series 2023-PRM3-A	6.36%(a)(b)	07/10/2028	2,824,172
2,000,000	Series 2023-SMRT-A	5.82%(a)(b)	10/12/2040	2,039,784
850,000	Series 2023-SMRT-B	5.85%(a)(b)	10/12/2040	862,378
	Citigroup/Deutsche Bank Commercial Mortgage Trust
788,908	Series 2016-C3-A4	2.63%	08/10/2049	787,276
700,000	Series 2016-C3-A5	2.89%	08/10/2049	696,909
18,712,480	Series 2017-CD4-XA	1.20%(b)(e)	05/10/2050	128,096
1,374,623	Series 2020-C9-ASB	1.88%	08/15/2053	1,304,541
	Commercial Mortgage Pass Through Certificates
4,319,698	Series 2013-CR12-XA	0.42%(b)(e)	10/10/2046	43
892,601	Series 2016-COR1-A3	2.83%	10/10/2049	888,989
500,000	Series 2016-COR1-A4	3.09%	10/10/2049	496,678
8,000,000	Series 2018-HCLV-A (1 mo. Term SOFR + 1.30%, 1.00% Floor)	4.97%(a)	09/15/2033	7,545,274
891,000	Series 2024-277P-A	6.34%(a)	08/10/2044	929,525

Principal Amount $	Security Description	Rate	Maturity	Value $
	Commercial Mortgage Trust
34,339	Series 2021-PF1-A1	1.12%	11/15/2054	33,996
	Computershare Corporate Trust
4,899,004	Series 2019-C50-A4	3.47%	05/15/2052	4,776,366
152,253,508	Series 2019-C51-XA	1.26%(b)(e)	06/15/2052	5,064,500
4,139,870	Series 2020-C57-ASB	1.91%	08/15/2053	3,962,879
10,431,818	Series 2021-C60-A2	2.04%	08/15/2054	10,346,403
684,620	Series 2024-C63-A1	4.89%	08/15/2057	688,446
86,850	Series 2025-5C5-A1	4.72%	07/15/2058	87,192
	CSAIL Commercial Mortgage Trust
84,750,733	Series 2017-C8-XA	1.05%(b)(e)	06/15/2050	598,018
2,913,343	Series 2017-CX9-A4	3.18%	09/15/2050	2,881,234
9,664,624	Series 2017-CX9-XA	0.58%(b)(e)	09/15/2050	35,334
	DBGS Mortgage Trust
4,060,000	Series 2021-W52-A (1 mo. Term SOFR + 1.66%, 1.40% Floor)	5.33%(a)	10/15/2039	4,051,955
	Del Amo Fashion Center Trust
6,850,000	Series 2017-AMO-A	3.64%(a)(b)	06/05/2035	6,665,334
	EQUS Mortgage Trust
10,565,761	Series 2021-EQAZ-A (1 mo. Term SOFR + 1.02%, 0.76% Floor)	4.69%(a)	10/15/2038	10,563,296
	Extended Stay America Trust
7,360,746	Series 2026-ESH2-A (1 mo. Term SOFR + 1.20%, 1.20% Floor)	4.87%(a)	02/15/2043	7,370,259
	Franklin BSP Realty Trust, Inc.
489,380	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	5.17%(a)	02/15/2037	489,985
12,700,000	Series 2026-FL13-A (1 mo. Term SOFR + 1.50%, 1.50% Floor)	5.15%(a)	10/18/2043	12,731,750
	FS Rialto
4,043,728	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	5.01%(a)	05/16/2038	4,048,572
3,890,225	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.04%(a)	11/16/2036	3,898,508
11,690,000	Series 2025-FL10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.06%(a)	08/19/2042	11,718,126
14,140,000	Series 2026-FL11-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.12%(a)	01/19/2044	14,163,826
	Granite Point Mortgage Trust, Inc.
505,458	Series 2021-FL3-AS (1 mo. Term SOFR + 1.96%, 1.71% Floor)	5.64%(a)	07/16/2035	506,339
9,403,638	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.35% Floor)	5.14%(a)	12/15/2036	9,433,081
	Great Wolf Trust
4,500,000	Series 2024-WLF2-A (1 mo. Term SOFR + 1.69%)	5.36%(a)	05/15/2041	4,505,423
8,950,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.21%(a)	03/15/2039	8,956,896
	GS Mortgage Securities Corp. II
607,470	Series 2013-GC13-AS	3.86%(a)(b)	07/10/2046	603,054
6,668,472	Series 2017-GS5-A3	3.41%	03/10/2050	6,628,204
102,309,984	Series 2017-GS6-XA	0.99%(b)(e)	05/10/2050	797,302
118,584,440	Series 2017-GS7-XA	1.02%(b)(e)	08/10/2050	1,071,553
131,505,410	Series 2017-GS8-XA	0.93%(b)(e)	11/10/2050	1,236,348
2,615,000	Series 2018-TWR-A (1 mo. Term SOFR + 1.20%, 0.90% Floor)	4.87%(a)	07/15/2031	2,024,966
50,068,823	Series 2019-GC42-XA	0.82%(b)(e)	09/10/2052	1,160,440
7,458,144	Series 2020-GC45-AAB	2.84%	02/13/2053	7,264,745

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	77

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	GS REFT Issuer Ltd.
4,549,000	Series 2026-FL1-A (1 mo. Term SOFR + 1.50%, 1.50% Floor)	5.17%(a)	04/19/2043	4,560,372
	Hilton USA Trust
2,300,000	Series 2016-HHV-A	3.72%(a)	11/05/2038	2,288,303
	INCREF LLC
13,858,000	Series 2025-FL1-A (1 mo. Term SOFR + 1.73%, 1.73% Floor)	5.41%(a)	10/19/2042	13,894,502
	JP Morgan Chase Commercial Mortgage Securities
51,778,891	Series 2016-JP4-XA	0.52%(b)(e)	12/15/2049	64,294
1,141,000	Series 2019-COR5-A3	3.12%	06/13/2052	1,097,150
2,069,331	Series 2019-COR5-ASB	3.22%	06/13/2052	2,034,415
22,183,694	Series 2019-COR5-XA	1.42%(b)(e)	06/13/2052	740,698
1,318,468	Series 2019-UES-A	3.81%(a)	05/05/2032	1,315,171
	JPMBB Commercial Mortgage Securities Trust
190,968	Series 2015-C27-A4	3.18%	02/15/2048	188,150
17,146,783	Series 2015-C32-XA	0.77%(b)(e)	11/15/2048	171
	KKR Industrial Portfolio Trust
4,550,000	Series 2024-1-A (1 mo. Term SOFR + 1.89%, 1.89% Floor)	5.56%(a)	08/15/2041	4,553,783
	KREF
5,288,591	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	4.86%(a)	02/15/2039	5,301,114
5,550,000	Series 2021-FL2-AS (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.09%(a)	02/15/2039	5,559,696
11,380,000	Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	5.44%(a)	02/15/2039	11,388,615
6,807,656	Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.13%(a)	02/17/2039	6,816,343
	Ladder Capital Commercial Mortgage Securities LLC
714,153	Series 2017-LC26-A3	3.29%(a)	07/12/2050	705,254
	LEX Mortgage Trust
2,760,000	Series 2024-BBG-A	4.87%(a)(b)	10/13/2033	2,750,411
	LEX Trust/United States
4,950,000	Series 2026-450-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.02%(a)	03/15/2043	4,936,119
	LoanCore
943,924	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.09%(a)	11/15/2038	946,320
1,812,250	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	5.22%(a)	01/17/2037	1,814,623
14,630,000	Series 2025-CRE8-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.06%(a)	08/17/2042	14,650,072
14,000,000	Series 2025-CRE9-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.13%(a)	08/18/2042	14,021,434
	LSTAR Commercial Mortgage Trust
43,109,917	Series 2017-5-X	0.87%(a)(b)(e)	03/10/2050	170,439
	Lument Finance Trust, Inc.
14,690,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.55%, 1.55% Floor)	5.22%(a)	07/21/2043	14,748,334
	Merit
2,440,000	Series 2022-MHIL-C (1 mo. Term SOFR + 1.26%, 1.26% Floor)	4.94%(a)	01/15/2039	2,439,824
	MF1 Multifamily Housing Mortgage Loan Trust
717,602	Series 2021-FL7-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	4.87%(a)	10/16/2036	718,374

Principal Amount $	Security Description	Rate	Maturity	Value $
12,643,000	Series 2021-FL7-AS (1 mo. Term SOFR + 1.56%, 1.45% Floor)	5.24%(a)	10/16/2036	12,662,432
9,674,531	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.03%(a)	02/19/2037	9,686,576
7,381,370	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	5.83%(a)	06/19/2037	7,392,892
8,290,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	5.37%(a)	08/18/2041	8,316,089
9,928,000	Series 2025-FL17-A (1 mo. Term SOFR + 1.32%, 1.32% Floor)	5.00%(a)	02/18/2040	9,954,538
14,850,000	Series 2026-FL21-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.03%(a)	02/18/2041	14,894,208
	Morgan Stanley ABS Capital I, Inc.
6,197,597	Series 2024-NSTB-A	3.90%(a)(b)	09/24/2057	6,119,496
	Morgan Stanley Bank of America Merrill Lynch Trust
296,163	Series 2025-C35-A1	4.61%	08/15/2058	295,787
	Morgan Stanley Capital I, Inc.
32,771	Series 2006-HQ10-X1	0.73%(a)(b)(e)	11/12/2041	—
53,030,564	Series 2017-H1-XA	1.27%(b)(e)	06/15/2050	551,253
742,458	Series 2017-HR2-A3	3.33%	12/15/2050	729,708
7,895,000	Series 2019-PLND-D (1 mo. Term SOFR + 1.86%, 1.75% Floor)	5.54%(a)	05/15/2036	331,507
3,490,651	Series 2020-HR8-ASB	1.93%	07/15/2053	3,284,671
9,750,987	Series 2021-L6-A2	2.13%(b)	06/15/2054	9,625,204
	MTN Commercial Mortgage Trust
1,250,000	Series 2022-LPFL-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)	5.08%(a)	03/15/2039	1,249,641
	NJ
2,020,000	Series 2025-WBRK-A	5.87%(a)(b)	03/05/2035	2,077,562
	NYC Commercial Mortgage Trust
7,430,000	Series 2026-1PARK-A (1 mo. Term SOFR + 1.25%, 1.25% Floor)	4.93%(a)	02/15/2043	7,410,520
	PFP III Ltd.
9,850,000	Series 2026-13-A (1 mo. Term SOFR + 1.50%, 1.50% Floor)	5.18%(a)	08/18/2043	9,870,340
	PLYM Commercial Mortgage Trust
4,870,000	Series 2026-IND-A (1 mo. Term SOFR + 1.25%, 1.25% Floor)	4.92%(a)	03/15/2043	4,852,849
	PRM Trust
6,250,000	Series 2025-PRM6-A	4.48%(a)(b)	07/05/2033	6,204,806
	SCG Mortgage Trust
2,230,000	Series 2025-SNIP-A (1 mo. Term SOFR + 1.50%, 1.50% Floor)	5.17%(a)	09/15/2042	2,233,308
	SCOTT Trust
2,010,000	Series 2023-SFS-A	5.91%(a)	03/10/2040	2,047,142
2,750,000	Series 2023-SFS-AS	6.20%(a)	03/10/2040	2,798,881
	SFO Commercial Mortgage Trust
8,333,000	Series 2021-555-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	4.94%(a)	05/15/2038	8,324,444
	SPGN Mortgage Trust
7,380,000	Series 2026-TFLM-A (1 mo. Term SOFR + 1.30%, 1.30% Floor)	4.97%(a)	02/15/2041	7,349,674
	SREIT Trust
8,764,000	Series 2021-MFP2-B (1 mo. Term SOFR + 1.29%, 1.17% Floor)	4.96%(a)	11/15/2036	8,760,379

78	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
	Starwood Property Trust, Inc.
1,378,250	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	4.99%(a)	04/18/2038	1,378,584
1,904,530	Series 2022-FL3-A (30 day avg SOFR US + 1.35%, 1.35% Floor)	5.02%(a)	11/15/2038	1,906,823
	TPG Real Estate Finance Issuer Ltd.
4,255,112	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	5.33%(a)	02/15/2039	4,260,409
12,289,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	5.83%(a)	02/15/2039	12,304,288
10,080,000	Series 2025-FL6-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.22%(a)	09/18/2042	10,114,635
12,710,000	Series 2025-FL7-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.13%(a)	06/18/2043	12,728,849
	TYSN Mortgage Trust
6,110,000	Series 2023-CRNR-A	6.58%(a)(b)	12/10/2033	6,354,602
	UBS Commercial Mortgage Trust
43,305,024	Series 2017-C1-XA	1.45%(b)(e)	06/15/2050	395,310
118,148	Series 2017-C2-A3	3.23%	08/15/2050	116,823
21,704	Series 2017-C2-ASB	3.26%	08/15/2050	21,613
78,926,066	Series 2017-C3-XA	1.07%(b)(e)	08/15/2050	706,073
857,219	Series 2018-C11-ASB	4.12%	06/15/2051	853,346
294,424	Series 2018-C13-A3	4.07%	10/15/2051	292,032
91,423,855	Series 2018-C8-XA	0.81%(b)(e)	02/15/2051	1,116,093
	Wells Fargo Commercial Mortgage Trust
1,318,260	Series 2024-5C1-A1	5.23%	07/15/2057	1,328,747
2,140,797	Series 2024-5C2-A1	5.05%	11/15/2057	2,148,726
2,634,416	Series 2025-5C3-A1	5.19%	01/15/2058	2,651,158
1,000,000	Series 2025-AGLN-A (1 mo. Term SOFR + 1.64%, 1.64% Floor)	5.31%(a)	07/15/2037	999,119
6,220,000	Series 2026-C66-A1	4.89%	04/15/2059	6,227,644
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $1,083,962,215)			960,226,557

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 14.3%
	Angel Oak Mortgage Trust LLC
11,656,915	Series 2021-7-A1	1.98%(a)(b)	10/25/2066	10,142,887
8,917,933	Series 2025-10-A3	5.37%(a)(f)	09/25/2070	8,879,018
3,609,580	Series 2025-7-A1	5.51%(a)(f)	06/25/2070	3,624,288
	Arroyo Mortgage Trust
2,836,748	Series 2019-3-A2	3.21%(a)(b)	10/25/2048	2,730,203
1,533,118	Series 2019-3-A3	3.42%(a)(b)	10/25/2048	1,476,213
	Aspire Mortgage Trust
4,400,000	Series 2026-1-A3	5.21%(a)(f)	01/25/2066	4,405,878
	Banc of America Mortgage Securities, Inc.
198,467	Series 2005-E-2A1	5.30%(b)	06/25/2035	180,279
	Banco Santander SA
449,642	Series 2025-NQM4-A3	5.76%(a)(f)	07/25/2065	450,248
5,213,313	Series 2025-NQM5-A3	5.47%(a)(f)	08/25/2065	5,196,598
3,876,454	Series 2025-NQM6-A3	5.44%(a)(f)	11/25/2065	3,861,386
2,892,757	Series 2026-NQM1-A2	5.15%(a)(f)	11/25/2065	2,875,011
2,603,482	Series 2026-NQM1-A3	5.25%(a)(f)	11/25/2065	2,584,146
	Barclays Mortgage Loan Trust
1,034,999	Series 2025-NQM3-A1	5.64%(a)(b)	05/25/2065	1,040,022
7,464,465	Series 2025-NQM3-A3	5.95%(a)(f)	05/25/2065	7,495,474
	BCAP LLC Trust
391,120	Series 2011-RR1-8A3	2.99%(a)(b)	09/30/2056	267,747
	Bear Stearns Asset Backed Securities Trust
152,936	Series 2004-AC2-2A	5.00%	05/25/2034	125,474
	BRAVO Residential Funding Trust
1,192,794	Series 2020-RPL1-A1	2.50%(a)(b)	05/26/2059	1,179,744
5,410,235	Series 2022-RPL1-A1	2.75%(a)(b)	09/25/2061	4,948,155

Principal Amount $	Security Description	Rate	Maturity	Value $
	Carrington Mortgage Loan Trust
1,183,282	Series 2006-NC3-A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 12.50% Cap)	4.09%	08/25/2036	1,154,353
	Chase Funding Mortgage Loan Asset-Backed Certificates
698,580	Series 2004-2-1A5	6.20%(f)	02/26/2035	696,815
	Citigroup Mortgage Loan Trust, Inc.
207,683	Series 2006-AR1-2A1 (1 yr. CMT Rate + 2.40%, 2.40% Floor, 9.87% Cap)	6.05%	03/25/2036	210,867
971,567	Series 2020-EXP1-A1A	1.80%(a)(b)	05/25/2060	924,350
	COLT Funding LLC
3,284,222	Series 2021-1R-A1	0.86%(a)(b)	05/25/2065	3,000,922
3,517,536	Series 2021-5-A1	1.73%(a)(b)	11/26/2066	3,199,276
10,812,265	Series 2021-RPL1-A1	1.67%(a)(b)	09/25/2061	9,977,967
1,792,885	Series 2023-2-A1	6.60%(a)(f)	07/25/2068	1,796,197
4,723,101	Series 2025-12-A3	5.39%(a)(f)	01/26/2071	4,704,314
	Countrywide Home Loan Mortgage Pass Through Trust
104,788	Series 2004-HYB9-1A1	5.02%(b)	02/20/2035	104,735
2,798,366	Series 2005-3-1A2 (1 mo. Term SOFR + 0.69%, 0.58% Floor)	4.37%	04/25/2035	2,706,730
	Credit Suisse Mortgage Capital Certificates
1,197,176	Series 2021-NQM1-A2	0.99%(a)(b)	05/25/2065	1,076,756
1,995,293	Series 2021-NQM1-A3	1.20%(a)(b)	05/25/2065	1,799,730
5,914,608	Series 2021-NQM5-A3	1.35%(a)(b)	05/25/2066	4,947,409
3,868,964	Series 2021-RPL4-A1	4.15%(a)(b)	12/27/2060	3,858,265
14,294,516	Series 2022-NQM1-A1	3.27%(a)(b)	11/25/2066	12,964,643
2,322,111	Series 2022-NQM5-A1	5.17%(a)(b)	05/25/2067	2,319,063
6,886,456	Series 2022-RPL4-A1	3.90%(a)(b)	04/25/2062	6,594,812
	Cross Mortgage Trust
2,115,441	Series 2024-H1-A1	6.09%(a)(f)	12/25/2068	2,125,791
9,603,213	Series 2024-H5-A1	5.85%(a)(f)	08/26/2069	9,681,653
5,663,620	Series 2025-H3-A1	5.88%(a)(b)	04/25/2070	5,714,098
	Ellington Financial Mortgage Trust
3,889,813	Series 2025-NQM6-A3	5.40%(a)(f)	12/25/2070	3,872,486
9,871,920	Series 2026-NQM1-A2	5.06%(a)(f)	02/25/2071	9,777,822
11,044,704	Series 2026-NQM1-A3	5.11%(a)(f)	02/25/2071	10,932,342
7,000,000	Series 2026-NQM3-A3	5.38%(a)(f)	03/25/2071	7,008,358
7,000,000	Series 2026-NQM4-A1	5.47%(a)(b)	04/25/2071	7,029,834
	Fannie Mae Connecticut Avenue Securities
2,086,785	Series 2023-R08-1M1 (30 day avg SOFR US + 1.50%, 0.00% Floor)	5.16%(a)	10/25/2043	2,087,925
4,998,988	Series 2024-R01-1M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)	4.71%(a)	01/25/2044	4,998,986
4,469,349	Series 2024-R02-1M1 (30 day avg SOFR US + 1.10%, 0.00% Floor)	4.76%(a)	02/25/2044	4,467,484
1,738,559	Series 2025-R04-1A1 (30 day avg SOFR US + 1.00%, 0.00% Floor)	4.66%(a)	05/25/2045	1,739,694
	First Horizon Asset Securities, Inc.
1,577,943	Series 2007-AR2-1A1	6.56%(b)	08/25/2037	320,853
	Freddie Mac Structured Agency Credit Risk Debt Notes
443,511	Series 2022-DNA2-M1A (30 day avg SOFR US + 1.30%, 0.00% Floor)	4.96%(a)	02/25/2042	443,554
8,348,483	Series 2024-DNA1-M1 (30 day avg SOFR US + 1.35%, 0.00% Floor)	5.01%(a)	02/25/2044	8,348,482
4,411,105	Series 2024-DNA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	4.86%(a)	05/25/2044	4,410,768
8,435,142	Series 2024-HQA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	4.86%(a)	08/25/2044	8,440,785
10,120,197	Series 2025-DNA1-M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)	4.71%(a)	01/25/2045	10,102,927

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	79

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
15,920,000	Series 2025-HQA1-A1 (30 day avg SOFR US + 0.95%, 0.00% Floor)	4.61%(a)	02/25/2045	15,926,647
4,000,000	Series 2026-DNA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	4.87%(a)	03/25/2046	3,998,740
	GCAT
8,453,221	Series 2025-NQM1-A1	5.37%(a)(f)	11/25/2069	8,469,659
	GS Mortgage-Backed Securities Trust
7,158,577	Series 2025-NQM3-A3	5.49%(a)(f)	11/25/2065	7,170,774
5,253,787	Series 2025-NQM4-A3	5.46%(a)(f)	10/25/2065	5,252,562
5,247,212	Series 2025-NQM5-A3	5.42%(a)(f)	07/25/2065	5,239,501
10,451,028	Series 2026-NQM2-A2	5.19%(a)(f)	11/25/2061	10,380,462
8,345,865	Series 2026-NQM2-A3	5.34%(a)(f)	11/25/2061	8,289,618
	GSR Mortgage Loan Trust
2,381,628	Series 2005-9F-2A2	6.00%	01/25/2036	1,016,087
	HOMES Trust
8,897,087	Series 2023-NQM2-A1	6.46%(a)(f)	02/25/2068	8,886,214
14,697,187	Series 2025-NQM2-A1	5.43%(a)(f)	02/25/2070	14,735,165
8,342,336	Series 2025-NQM3-A1	5.63%(a)(b)	02/25/2070	8,389,617
2,876,021	Series 2026-NQM1-A3	5.16%(a)(f)	09/25/2070	2,847,018
	JP Morgan Alternative Loan Trust
10,244	Series 2006-S4-A6	6.21%(f)	12/25/2036	11,800
	JP Morgan Mortgage Trust
3,565,756	Series 2024-NQM1-A1	5.59%(a)(f)	02/25/2064	3,581,435
6,071,704	Series 2025-NQM1-A1	5.59%(a)(f)	06/25/2065	6,100,897
7,545,522	Series 2025-NQM2-A1	5.57%(a)(b)	09/25/2065	7,580,964
7,881,726	Series 2025-NQM2-A2	5.77%(a)(f)	09/25/2065	7,912,370
10,558,712	Series 2025-NQM2-A3	5.92%(a)(f)	09/25/2065	10,599,509
15,303,621	Series 2025-NQM4-A3	5.26%(a)(f)	03/25/2066	15,193,235
7,209,808	Series 2025-VIS3-A3	5.57%(a)(f)	02/25/2066	7,200,145
	Legacy Mortgage Asset Trust
766,887	Series 2021-GS1-A1	5.89%(a)(f)	10/25/2066	767,778
7,915,037	Series 2021-GS2-A1	5.75%(a)(f)	04/25/2061	7,934,801
14,528,213	Series 2021-GS3-A1	5.75%(a)(f)	07/25/2061	14,543,729
18,204,858	Series 2021-GS4-A1	5.65%(a)(f)	11/25/2060	18,229,815
	Mastr Adjustable Rate Mortgages Trust
1,729,688	Series 2006-2-2A1	6.54%(b)	04/25/2036	766,710
	MFRA Trust
7,044,232	Series 2021-NQM2-A1	1.03%(a)(b)	11/25/2064	6,252,052
914,392	Series 2021-NQM2-A2	1.32%(a)(b)	11/25/2064	816,519
7,949,760	Series 2025-NQM4-A3	5.69%(a)(f)	08/25/2070	7,934,665
10,000,000	Series 2026-NQM1-A3	5.41%(a)(f)	02/25/2071	10,012,760
	MLCC Mortgage Investors, Inc.
140,070	Series 2005-3-2A	5.16%(b)	11/25/2035	137,109
	Morgan Stanley Mortgage Loan Trust
7,105	Series 2004-1-1A1	5.00%	11/25/2033	5,008
	Morgan Stanley Residential Mortgage Loan Trust
4,728,670	Series 2025-NQM8-A3	5.42%(a)(f)	09/25/2070	4,720,115
	New Residential Mortgage Loan Trust
4,855,611	Series 2024-NQM1-A1	6.13%(a)(f)	03/25/2064	4,891,111
2,425,500	Series 2026-NQM1-A3	5.18%(a)(f)	11/25/2065	2,401,893
	OBX Trust
6,495,616	Series 2024-NQM5-A1	5.99%(a)(f)	01/25/2064	6,534,624
	Onslow Bay Mortgage Loan Trust
726,906	Series 2018-1-A2 (1 mo. Term SOFR + 0.76%, 0.00% Floor)	4.44%(a)	06/25/2057	719,472
7,920,978	Series 2022-NQM1-A1	2.31%(a)(b)	11/25/2061	7,186,166
2,000,662	Series 2022-NQM7-A1	5.11%(a)(f)	08/25/2062	1,995,325
5,001,372	Series 2023-NQM5-A1A	6.57%(a)(f)	06/25/2063	5,006,794
13,773,767	Series 2024-NQM10-A1	6.18%(a)(f)	05/25/2064	13,916,502
11,875,492	Series 2024-NQM11-A1	5.88%(a)(f)	06/25/2064	11,972,076
7,821,301	Series 2024-NQM12-A1	5.48%(a)(f)	07/25/2064	7,857,318
8,941,981	Series 2024-NQM13-A1	5.12%(a)	06/25/2064	8,940,059
9,687,036	Series 2024-NQM16-A1	5.53%(a)(f)	10/25/2064	9,727,969
16,024,996	Series 2024-NQM18-A1	5.41%(a)(b)	10/25/2064	16,074,909
3,781,899	Series 2024-NQM18-A2	5.66%(a)(f)	10/25/2064	3,795,450
6,030,743	Series 2024-NQM4-A1	6.07%(a)(f)	01/25/2064	6,066,972

Principal Amount $	Security Description	Rate	Maturity	Value $
16,581,017	Series 2025-NQM14-A3	5.62%(a)(f)	07/25/2065	16,604,366
10,958,746	Series 2025-NQM7-A1	5.56%(a)(f)	05/25/2055	11,016,709
13,492,321	Series 2025-NQM8-A1	5.47%(a)(f)	03/25/2065	13,548,876
8,637,915	Series 2025-R1-A3	5.19%(a)(f)	09/25/2062	8,579,061
14,650,133	Series 2026-NQM1-A3	5.17%(a)(f)	11/25/2065	14,538,135
	PRPM LLC
11,017,931	Series 2024-NQM4-A1	5.67%(a)(f)	12/26/2069	11,065,018
35,825,688	Series 2025-NQM2-A1	5.69%(a)(f)	04/25/2070	36,005,827
14,562,403	Series 2025-NQM5-A1	5.18%(a)(b)	10/25/2070	14,528,697
5,531,574	Series 2025-NQM6-A3	5.34%(a)(f)	12/25/2070	5,503,189
	Securitized Asset Backed Receivables LLC
3,144,737	Series 2006-NC1-A3 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.33%	03/25/2036	2,953,640
	Starwood Mortgage Residential Trust
181,639	Series 2020-3-A1	1.49%(a)(b)	04/25/2065	178,627
19,916,247	Series 2021-5-A1	1.92%(a)(b)	09/25/2066	17,116,795
	Structured Asset Securities Corp.
28,545	Series 2003-24A-1A3	6.29%(b)	07/25/2033	28,491
	Terwin Mortgage Trust
215,175	Series 2003-4HE-M1 (1 mo. Term SOFR + 1.24%, 1.13% Floor)	4.92%	09/25/2034	257,527
	Velocity Commercial Capital Loan Trust
1,055,019	Series 2019-2-A	3.13%(a)(b)	07/25/2049	1,025,042
3,738,082	Series 2021-1-M1	1.79%(a)(b)	05/25/2051	3,115,138
13,806,829	Series 2021-2-A	1.52%(a)(b)	08/25/2051	11,927,216
3,260,979	Series 2021-2-M1	1.82%(a)(b)	08/25/2051	2,681,306
10,101,927	Series 2024-5-A	5.49%(a)	10/25/2054	10,060,964
19,418,594	Series 2025-4-A	5.19%(a)(b)	09/25/2055	19,231,408
	Vericrest Opportunity Loan Transferee
1,727,028	Series 2021-NP11-A1	5.87%(a)(f)	08/25/2051	1,728,189
962,206	Series 2021-NPL9-A1	5.99%(a)(f)	05/25/2051	962,835
	Verus Securitization Trust
6,027,857	Series 2021-4-A3	1.35%(a)(b)	07/25/2066	5,183,042
5,746,391	Series 2021-7-A1	2.83%(a)(f)	10/25/2066	5,275,741
9,456,916	Series 2023-4-A1	5.81%(a)(f)	05/25/2068	9,441,291
10,085,215	Series 2024-3-A1	6.34%(a)(f)	04/25/2069	10,174,951
2,875,427	Series 2024-6-A1	5.80%(a)(f)	07/25/2069	2,893,347
19,013,861	Series 2024-9-A1	5.44%(a)(b)	11/25/2069	19,076,232
4,943,618	Series 2024-9-A2	5.69%(a)(f)	11/25/2069	4,960,504
3,886,591	Series 2025-1-A1	5.62%(a)(b)	01/25/2070	3,909,217
4,904,591	Series 2025-10-A2	5.21%(a)(f)	06/25/2070	4,895,014
14,246,480	Series 2025-11-A3	5.27%(a)(f)	11/25/2070	14,171,233
32,322,360	Series 2025-4-A1	5.45%(a)(f)	05/25/2070	32,463,441
15,843,897	Series 2025-5-A1	5.43%(a)(f)	06/25/2070	15,906,406
10,388,136	Series 2025-6-A1	5.42%(a)(f)	07/25/2070	10,431,253
2,479,256	Series 2025-8-A3	5.22%(a)(f)	09/25/2070	2,463,825
18,976,501	Series 2025-9-A3	5.34%(a)(f)	10/27/2070	18,898,969
3,135,700	Series 2026-R1-A3	5.19%(a)(f)	10/25/2067	3,110,699
	WaMu Mortgage Pass Through Certificates
83,938	Series 2002-AR16-A	6.08%(b)	12/25/2032	82,093
	Wells Fargo Mortgage Backed Securities Trust
156,491	Series 2007-7-A36	6.00%	06/25/2037	144,877
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $947,626,811)			929,133,128

US CORPORATE BONDS - 12.7%
4,200,000	AbbVie, Inc.	4.88%	03/15/2030	4,284,798
2,789,000	Agree LP	2.90%	10/01/2030	2,577,186
2,612,000	Airbnb, Inc.	4.40%	03/16/2029	2,609,021
9,813,000	Aircastle Ltd. / Aircastle Ireland DAC	5.25%(a)	03/15/2030	9,901,343
1,883,000	Altria Group, Inc.	6.20%	11/01/2028	1,964,677
3,112,000	Altria Group, Inc.	4.50%	08/06/2030	3,099,595
11,295,000	American Electric Power Co., Inc.	5.20%	01/15/2029	11,528,876
8,461,000	American Express Co. (SOFR + 1.26%)	4.73%	04/25/2029	8,516,461
5,474,000	American National Global Funding	4.88%(a)	01/23/2031	5,362,205

80	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
16,522,000	American Tower Corp.	4.90%	03/15/2030	16,677,016
11,771,000	Amgen, Inc.	4.20%	02/19/2031	11,612,633
11,839,000	APA Corp.	4.25%	01/15/2030	11,655,671
5,952,000	AppLovin Corp.	5.13%	12/01/2029	5,987,903
6,763,000	Arrow Electronics, Inc.	5.15%	08/21/2029	6,839,022
7,836,000	Athene Global Funding (SOFR + 0.85%)	4.53%(a)	05/08/2026	7,839,736
3,296,000	Athene Global Funding	4.72%(a)	10/08/2029	3,244,555
5,231,000	Athene Global Funding	5.03%(a)	07/17/2030	5,179,098
4,870,000	Atlassian Corp.	5.25%	05/15/2029	4,900,416
3,540,000	Augusta SpinCo Corp.	4.40%	03/23/2029	3,530,798
1,245,000	Avery Dennison Corp.	4.88%	12/06/2028	1,257,623
1,467,000	Aviation Capital Group LLC	6.25%(a)	04/15/2028	1,508,964
12,458,000	Aviation Capital Group LLC	4.80%(a)	10/24/2030	12,329,361
3,649,000	Bank of America Corp. (3 mo. Term SOFR + 1.32%)	3.56%	04/23/2027	3,647,138
11,364,000	Bank of America Corp. (SOFR + 0.83%)	4.98%	01/24/2029	11,456,101
4,653,000	Biogen, Inc.	5.05%	01/15/2031	4,745,584
10,257,000	Black Hills Corp.	4.55%	01/31/2031	10,152,078
3,431,000	Boardwalk Pipelines LP	4.45%	07/15/2027	3,428,790
2,705,000	Broadcom, Inc.	5.05%	07/12/2029	2,761,404
2,834,000	Broadcom, Inc.	4.35%	02/15/2030	2,824,534
2,929,000	Broadcom, Inc.	4.20%	10/15/2030	2,895,947
1,639,000	Brown & Brown, Inc.	4.70%	06/23/2028	1,644,092
1,913,000	Brown & Brown, Inc.	4.50%	03/15/2029	1,904,881
5,530,000	Cardinal Health, Inc.	5.13%	02/15/2029	5,626,916
3,496,000	CenterPoint Energy, Inc.	5.40%	06/01/2029	3,584,351
3,063,000	Charles Schwab Corp. (SOFR + 1.05%)	4.74%	03/03/2027	3,075,947
11,624,000	Charles Schwab Corp. (SOFR + 0.94%)	4.34%	11/14/2031	11,499,995
5,275,000	Cheniere Energy Partners LP	4.50%	10/01/2029	5,253,576
6,510,000	Cheniere Energy, Inc.	4.63%	10/15/2028	6,494,872
6,074,000	Citigroup, Inc. (SOFR + 0.87%)	4.79%	03/04/2029	6,106,540
12,985,000	Citigroup, Inc. (SOFR + 1.34%)	4.54%	09/19/2030	12,942,657
11,533,000	CNH Industrial Capital LLC	4.50%	10/16/2030	11,389,780
4,396,000	Constellation Energy Generation LLC	3.90%	01/08/2028	4,362,733
6,130,000	CRH SMW Finance DAC	5.13%	01/09/2030	6,237,804
5,044,000	CubeSmart LP	4.38%	02/15/2029	5,013,011
3,378,000	Darden Restaurants, Inc.	4.35%	10/15/2027	3,371,426
2,030,000	DCP Midstream Operating LP	5.13%	05/15/2029	2,066,093
6,647,000	Dell International LLC / EMC Corp.	4.50%	02/15/2031	6,570,945
10,618,000	Delta Air Lines, Inc.	4.95%	07/10/2028	10,659,258
1,590,000	Devon Energy Corp.	5.25%	10/15/2027	1,590,629
6,122,000	Dominion Energy, Inc.	5.00%	06/15/2030	6,206,761
1,816,000	DT Midstream, Inc.	4.13%(a)	06/15/2029	1,778,319
6,558,000	DTE Energy Co.	5.20%	04/01/2030	6,690,650
7,194,000	Energy Transfer LP	6.05%	12/01/2026	7,261,540
5,443,000	Energy Transfer LP	6.10%	12/01/2028	5,658,279
6,208,000	Equifax, Inc.	4.80%	09/15/2029	6,246,759
2,619,000	Equinix Europe 2 Financing Corp. LLC	4.60%	11/15/2030	2,595,736
5,530,000	Essential Properties LP	2.95%	07/15/2031	4,983,613
2,669,000	Essential Utilities, Inc.	4.80%	08/15/2027	2,679,882
304,000	Essential Utilities, Inc.	3.57%	05/01/2029	295,495
10,420,000	Evergy Kansas Central, Inc.	4.70%	03/13/2028	10,473,736
892,000	Evergy, Inc.	4.25%	03/15/2029	885,421
3,664,000	Exelon Corp.	5.15%	03/15/2029	3,734,979
10,886,000	Extra Space Storage LP	5.50%	07/01/2030	11,171,417
11,565,000	Ferguson Enterprises, Inc.	4.35%	03/15/2031	11,382,973
2,198,000	FirstEnergy Transmission LLC	4.55%	01/15/2030	2,196,606
7,710,000	Fiserv, Inc.	4.75%	03/15/2030	7,643,685
5,699,000	GATX Corp.	4.70%	04/01/2029	5,713,065
2,979,000	GATX Corp.	4.00%	06/30/2030	2,901,602
7,025,000	GE HealthCare Technologies, Inc.	4.80%	08/14/2029	7,090,050
2,626,000	Global Payments, Inc.	5.30%	08/15/2029	2,646,604
4,583,000	Global Payments, Inc.	4.88%	11/15/2030	4,502,999
5,366,000	Goldman Sachs Group, Inc. (SOFR + 0.90%)	4.15%	10/21/2029	5,316,572
2,561,000	Goldman Sachs Group, Inc. (SOFR + 0.96%)	4.52%	01/21/2032	2,522,718

Principal Amount $	Security Description	Rate	Maturity	Value $
8,010,000	Hewlett Packard Enterprise Co.	4.05%	09/15/2027	7,960,922
6,556,000	Hewlett Packard Enterprise Co.	4.55%	10/15/2029	6,525,087
300,000	HSBC USA, Inc. (SOFR + 0.96%)	4.65%	03/04/2027	301,183
6,760,000	Hyundai Capital America	4.55%(a)	09/26/2029	6,733,278
9,837,000	Hyundai Capital America	5.40%(a)	06/24/2031	10,011,110
4,180,000	Illumina, Inc.	4.65%	09/09/2026	4,181,000
12,750,000	Jackson National Life Global Funding	4.60%(a)	10/01/2029	12,639,387
5,863,000	Jacobs Solutions, Inc.	4.75%	03/03/2031	5,783,226
6,143,000	JPMorgan Chase & Co. (SOFR + 0.92%)	4.60%	04/22/2028	6,163,191
11,397,000	JPMorgan Chase & Co. (SOFR + 0.80%)	4.92%	01/24/2029	11,497,965
5,578,000	Kinder Morgan, Inc.	5.00%	02/01/2029	5,663,003
3,267,000	LPL Holdings, Inc.	4.63%(a)	11/15/2027	3,244,426
2,973,000	M&T Bank Corp. (SOFR + 0.93%)	4.83%	01/16/2029	2,988,719
6,916,000	Marriott International, Inc./MD	4.80%	03/15/2030	6,981,381
12,236,000	Mars, Inc.	4.80%(a)	03/01/2030	12,367,133
4,860,000	Marvell Technology, Inc.	5.75%	02/15/2029	5,018,620
3,796,000	Marvell Technology, Inc.	4.75%	07/15/2030	3,810,354
9,676,000	MasTec, Inc.	4.50%(a)	08/15/2028	9,573,983
4,938,000	Meritage Homes Corp.	5.13%	06/06/2027	4,952,630
7,057,000	Molex Electronic Technologies LLC	4.75%(a)	04/30/2028	7,088,110
5,598,000	MPLX LP	4.80%	02/15/2029	5,645,682
5,159,000	National Fuel Gas Co.	5.50%	03/15/2030	5,279,282
6,109,000	National Securities Clearing Corp.	4.70%(a)	05/20/2030	6,170,799
653,000	New York Life Global Funding (SOFR + 0.48%)	4.17%(a)	06/09/2026	653,193
922,000	New York Life Global Funding	4.70%(a)	01/29/2029	930,716
6,928,000	NGPL PipeCo LLC	4.88%(a)	08/15/2027	6,943,521
9,629,000	Niagara Mohawk Power Corp.	4.65%(a)	10/03/2030	9,594,862
3,024,000	NiSource, Inc.	5.25%	03/30/2028	3,072,784
2,413,000	NiSource, Inc.	5.20%	07/01/2029	2,461,609
5,740,000	Northrop Grumman Corp.	4.65%	07/15/2030	5,775,056
8,700,000	Northrop Grumman Systems Corp.	7.75%	02/15/2031	9,877,925
3,129,000	Omega Healthcare Investors, Inc.	4.75%	01/15/2028	3,127,554
3,412,000	O’Reilly Automotive, Inc.	5.75%	11/20/2026	3,440,940
591,000	Pacific Life Global Funding II (SOFR + 0.62%)	4.31%(a)	06/04/2026	591,437
4,449,000	Paychex, Inc.	5.10%	04/15/2030	4,490,760
11,006,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	5.25%(a)	02/01/2030	11,175,740
5,572,000	Phillips Edison Grocery Center Operating Partnership I LP	2.63%	11/15/2031	4,937,053
1,431,000	Pinnacle West Capital Corp.	4.90%	05/15/2028	1,442,446
2,455,000	Progressive Corp.	4.60%	03/26/2031	2,461,676
5,266,000	Public Service Enterprise Group, Inc.	5.85%	11/15/2027	5,383,830
5,965,000	Public Service Enterprise Group, Inc.	5.88%	10/15/2028	6,159,403
5,146,000	Quanta Services, Inc.	4.50%	01/15/2031	5,109,543
9,932,000	Rentokil Terminix Funding LLC	5.00%(a)	04/28/2030	9,975,428
10,418,000	Republic Services, Inc.	4.75%	07/15/2030	10,556,039
1,443,000	Roper Technologies, Inc.	4.25%	09/15/2028	1,434,171
11,215,000	Royal Caribbean Cruises Ltd.	5.63%(a)	09/30/2031	11,328,310
11,518,000	Royalty Pharma PLC	4.45%	03/25/2031	11,379,594
4,213,000	Ryder System, Inc.	4.30%	12/01/2030	4,144,475
3,693,000	Sonoco Products Co.	4.45%	09/01/2026	3,695,504
1,765,000	Southern Co. Gas Capital Corp.	4.05%	09/15/2028	1,752,368
4,279,000	Southern Power Co.	4.25%	10/01/2030	4,225,530
5,033,000	Store Capital LLC	4.95%(a)	02/11/2031	4,991,613
5,675,000	Sysco Corp.	5.10%	09/23/2030	5,721,635
12,092,000	Targa Resources Corp.	4.35%	04/15/2031	11,841,241
9,140,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50%	03/01/2030	9,228,128
2,320,000	Textron, Inc.	3.90%	09/17/2029	2,273,304
10,613,000	T-Mobile USA, Inc.	3.50%	04/15/2031	10,041,038

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	81

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
9,414,000	Truist Financial Corp. (SOFR + 2.45%)	7.16%	10/30/2029	10,009,194
2,832,000	Uber Technologies, Inc.	4.15%	01/15/2031	2,770,939
3,123,000	Veralto Corp.	5.35%	09/18/2028	3,192,229
1,630,000	Verisk Analytics, Inc.	4.45%	03/15/2031	1,603,750
10,996,000	Wells Fargo & Co. (SOFR + 1.07%)	4.75%	04/22/2028	11,037,807
5,352,000	Wells Fargo & Co. (SOFR + 1.79%)	6.30%	10/23/2029	5,574,827
4,903,000	Wells Fargo & Co. (SOFR + 1.50%)	5.15%	04/23/2031	4,987,679
990,000	Western Midstream Operating LP	6.35%	01/15/2029	1,031,148
6,605,000	Western Midstream Operating LP	4.05%	02/01/2030	6,416,070
11,347,000	Westinghouse Air Brake Technologies Corp.	4.90%	05/29/2030	11,474,847
6,916,000	Williams Cos., Inc.	4.80%	11/15/2029	6,980,475
	Total US Corporate Bonds (Cost $822,749,623)			822,171,363

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 6.4%
	Federal Home Loan Mortgage Corp.
328,733	Pool 840632 (RFUCCT1Y + 1.62%, 1.62% Floor, 7.62% Cap)	6.26%	05/01/2045	341,484
75,872	Pool N70081	5.50%	07/01/2038	76,908
11,434,749	Pool RB5247	5.50%	08/01/2043	11,615,133
5,414,173	Pool SD8342	5.50%	07/01/2053	5,461,652
6,695,554	Pool SL0105	5.00%	06/01/2053	6,640,608
9,216,962	Pool SL0223	5.50%	02/01/2055	9,385,700
5,590,052	Pool SL0536	5.50%	02/01/2055	5,683,796
12,112,688	Pool SL2711	5.50%	09/01/2055	12,275,405
8,223	Series 3872-BA	4.00%	06/15/2041	8,081
2,151,805	Series 4878-FA (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	4.19%	05/15/2049	2,125,528
3,049,253	Series 4987-BF (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	4.18%	06/25/2050	3,001,597
6,204,411	Series 5475-FG (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	4.81%	11/25/2054	6,231,094
11,303,209	Series 5512-FA (30 day avg SOFR US + 0.90%, 0.90% Floor, 6.00% Cap)	4.56%	03/25/2055	11,246,605
6,658,626	Series 5524-AF (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	4.86%	04/25/2055	6,683,986
8,188,891	Series 5536-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	4.86%	05/25/2054	8,231,615
10,847,661	Series 5596-FH (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.00% Cap)	4.86%	11/25/2055	10,870,929
9,230,171	Series 5598-DF (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.00% Cap)	4.91%	11/25/2055	9,259,347
9,038,250	Series 5612-FJ (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.00% Cap)	4.86%	11/25/2055	9,032,748
6,880,120	Series 5632-CF (30 day avg SOFR US + 0.95%, 0.95% Floor, 6.00% Cap)	4.61%	02/25/2056	6,792,511
7,371,924	Series 5638-AF (30 day avg SOFR US + 1.00%, 1.00% Floor, 6.00% Cap)	4.66%	03/25/2056	7,350,925
8,500,000	Series 5646-FB (30 day avg SOFR US + 1.00%, 1.00% Floor, 6.00% Cap)	4.70%	06/25/2055	8,448,883

Principal Amount $	Security Description	Rate	Maturity	Value $
22,850,000	Series 5646-FG (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.00% Cap)	4.80%	06/25/2055	22,782,757
20,000,000	Series 5650-CF (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.00% Cap)	4.91%	04/25/2056	20,063,080
	Federal National Mortgage Association
16,073	Pool AB3850	4.00%	11/01/2041	15,394
648,819	Pool AL2987 (RFUCCT1Y + 1.62%, 1.62% Floor, 7.29% Cap)	6.30%	11/01/2042	676,214
391	Pool AL4292	4.50%	04/01/2026	390
492,210	Pool BM3520 (RFUCCT1Y + 1.56%, 1.56% Floor, 6.96% Cap)	6.22%	05/01/2045	512,333
9,316,603	Pool CB9973	5.50%	02/01/2055	9,493,066
10,750,499	Pool FA1444	5.50%	04/01/2055	10,820,316
11,785,694	Pool FA3995	5.50%	01/01/2055	11,969,266
8,858,501	Pool FS7622	5.50%	04/01/2054	9,025,004
4,072,711	Pool MA4901	5.00%	01/01/2043	4,118,176
2,380,378	Pool MA4988	5.00%	04/01/2043	2,404,007
3,125,025	Pool MA5112	5.00%	08/01/2043	3,122,416
3,431,865	Pool MA5540	5.50%	11/01/2044	3,513,521
2,764,659	Pool MA5679	5.50%	04/01/2045	2,804,882
8,585,275	Pool MA5806	5.50%	08/01/2045	8,689,927
1,591,660	Series 2010-68-FJ (30 day avg SOFR US + 0.56%, 0.45% Floor, 7.00% Cap)	4.23%	07/25/2040	1,585,331
750,429	Series 2011-134-FT (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	4.28%	12/25/2041	744,482
28,630	Series 2011-64-DB	4.00%	07/25/2041	28,030
1,248,735	Series 2016-62-FB (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	4.18%	09/25/2046	1,239,595
1,364,521	Series 2017-112-FC (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	4.13%	01/25/2048	1,335,502
6,401,319	Series 2018-72-FB (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	4.13%	10/25/2058	6,209,891
2,173,902	Series 2018-85-FE (30 day avg SOFR US + 0.41%, 0.30% Floor, 6.50% Cap)	4.08%	12/25/2048	2,144,817
11,380,668	Series 2021-M7-A1	1.71%(b)	03/25/2031	10,951,505
18,333,168	Series 2022-68-FB (30 day avg SOFR US + 0.87%, 0.87% Floor, 6.00% Cap)	4.53%	10/25/2052	18,159,243
1,829,745	Series 2025-10-FB (30 day avg SOFR US + 0.85%, 0.85% Floor, 6.00% Cap)	4.51%	02/25/2055	1,818,507
12,059,595	Series 2025-15-FQ (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	4.86%	04/25/2055	12,124,502
6,733,583	Series 2025-26-FK (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	4.86%	06/25/2054	6,768,969
11,476,270	Series 2026-12-FA (30 day avg SOFR US + 1.00%, 1.00% Floor, 6.00% Cap)	4.66%	03/25/2056	11,404,498
13,000,000	Series 2026-21-FC (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.00% Cap)	4.92%	07/25/2054	12,939,530
17,500,000	Series 2026-22-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.00% Cap)	4.87%	04/25/2056	17,472,656
9,750,000	Series 2026-27-QF (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.00% Cap)	4.82%	04/25/2056	9,740,610

82	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
	Government National Mortgage Association
1,938,179	Series 2013-116-WU	3.00%	12/20/2042	1,917,926
3,634,190	Series 2022-183-B	5.00%	04/20/2047	3,626,674
9,524,451	Series 2025-196-QF (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.00% Cap)	4.82%	11/20/2055	9,539,277
7,311,930	Series 2025-207-FA (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.00% Cap)	4.87%	09/20/2054	7,331,414
15,206,761	Series 2025-211-FD (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.00% Cap)	4.77%	12/20/2055	15,195,676
	STRU
12,500,000	Series BA-6980-F140 (30 day avg SOFR US + 1.40%, 1.40% Floor, 6.00% Cap)	5.10%(d)	03/26/2056	12,515,625
	Total US Government and Agency Mortgage Backed Obligations (Cost $415,615,836)			415,569,544

US GOVERNMENT AND AGENCY OBLIGATIONS - 22.5%
16,934,820	United States Treasury Inflation Indexed Bonds	2.38%	01/15/2027	17,233,198
24,767,140	United States Treasury Inflation Indexed Bonds	0.13%	04/15/2027	24,629,186
12,516,972	United States Treasury Inflation Indexed Bonds	1.63%	10/15/2027	12,715,237
306,250,000	United States Treasury Note/Bond	0.63%	03/31/2027	297,100,515
258,600,000	United States Treasury Note/Bond	0.50%	06/30/2027	248,276,202

Principal Amount $	Security Description	Rate	Maturity	Value $
100,000,000	United States Treasury Note/Bond	3.50%	10/31/2027	99,480,469
270,000,000	United States Treasury Note/Bond	0.75%	01/31/2028	255,418,944
100,000,000	United States Treasury Note/Bond	3.50%	11/15/2028	99,199,219
200,000,000	United States Treasury Note/Bond	3.63%	10/31/2030	197,441,406
240,000,000	United States Treasury Note/Bond	0.88%	11/15/2030	209,231,251
	Total US Government and Agency Obligations (Cost $1,465,700,775)			1,460,725,627

Shares
SHORT TERM INVESTMENTS - 1.6%
34,796,090	First American Government Obligations Fund - U	3.60%(g)	34,796,090
34,796,089	JPMorgan US Government Money Market Fund - IM	3.60%(g)	34,796,089
34,796,090	MSILF Government Portfolio - Institutional	3.57%(g)	34,796,090
	Total Short Term Investments (Cost $104,388,269)		104,388,269
	Total Investments - 100.3% (Cost $6,662,921,225)		6,516,217,520
	Other Liabilities in Excess of Assets - (0.3)%		(21,435,508)
	NET ASSETS - 100.0%		$6,494,782,012

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	22.5%
Non-Agency Commercial Mortgage Backed Obligations	14.8%
Non-Agency Residential Collateralized Mortgage Obligations	14.3%
US Corporate Bonds	12.7%
Collateralized Loan Obligations	9.1%
Asset Backed Obligations	8.8%
Foreign Corporate Bonds	7.7%
US Government and Agency Mortgage Backed Obligations	6.4%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.4%
Short Term Investments	1.6%
Other Assets and Liabilities	(0.3)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	22.5%
Non-Agency Commercial Mortgage Backed Obligations	14.8%
Non-Agency Residential Collateralized Mortgage Obligations	14.3%
Collateralized Loan Obligations	9.1%
Asset Backed Obligations	8.8%
US Government and Agency Mortgage Backed Obligations	6.4%
Banking	4.0%
Energy	2.3%
Utilities	2.2%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.6%
Short Term Investments	1.6%
Transportation	1.5%
Technology	1.4%
Finance	1.3%
Mining	1.1%
Insurance	0.7%
Telecommunications	0.6%
Construction	0.6%
Aerospace & Defense	0.6%
Real Estate	0.6%
Pharmaceuticals	0.5%

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	83

Schedule of Investments DoubleLine Low Duration Bond Fund (Cont.)

Healthcare	0.5%
Automotive	0.4%
Food Products	0.4%
Industrial Equipment	0.3%
Beverage and Tobacco	0.3%
Commercial Services	0.2%
Diversified Manufacturing	0.2%
Retailers (other than Food/Drug)	0.2%
Pulp & Paper	0.2%
Leisure	0.2%
Consumer Products	0.2%
Environmental Control	0.1%
Building and Development (including Steel/Metals)	0.1%
Hotels/Motels/Inns and Casinos	0.1%
Media	0.1%
Chemicals/Plastics	0.1%
Containers and Glass Products	0.1%
Food Service	0.1%
Other Assets and Liabilities	(0.3)%
Net Assets	100.0%

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2026, the value of these securities total $3,150,225,331 or 48.5% of the Fund’s net assets.
(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)
Perpetual maturity. The date disclosed is the next call date of the security.
(d)
Value determined using significant unobservable inputs.
(e)
Interest only security
(f)
Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(g)
Seven-day yield as of period end.
CMT
Constant Maturity Treasury Rate
SOFR
Secured Overnight Financing Rate
RFUCCT
Refinitiv USD IBOR Consumer Cash Fallbacks
84	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE®	March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 9.4%
	ACHV Trust
1,258,583	Series 2024-2PL-B	5.43%(a)	10/27/2031	1,267,084
1,850,571	Series 2024-3AL-A	5.01%(a)	12/26/2031	1,862,352
	Affirm, Inc.
5,100,000	Series 2024-B-B	4.88%(a)	09/15/2029	5,104,589
4,500,000	Series 2025-1A-B	5.13%(a)	02/15/2033	4,516,024
4,500,000	Series 2025-1A-C	5.28%(a)	02/15/2033	4,508,517
704,142	Series 2025-X1-A	5.08%(a)	04/15/2030	704,570
	Aligned Data Centers Issuer LLC
6,000,000	Series 2021-1A-A2	1.94%(a)	08/15/2046	5,939,281
	AmeriCredit Automobile Receivables Trust
8,000,000	Series 2026-1-A1	3.99%(a)	03/18/2027	8,000,714
	AutoNation Finance Trust
4,500,000	Series 2026-1A-A2	3.95%(a)	01/11/2029	4,497,131
	Avant Credit Card Master Trust
8,500,000	Series 2025-1A-A	4.89%(a)	04/15/2031	8,443,068
	AVANT Loans Funding Trust
7,250,000	Series 2024-REV1-A	5.92%(a)	10/15/2033	7,261,489
9,500,000	Series 2025-REV1-A	5.12%(a)	05/15/2034	9,523,310
4,000,000	Series 2025-REV1-B	5.42%(a)	05/15/2034	4,011,299
	CAI International, Inc.
3,833,438	Series 2020-1A-A	2.22%(a)	09/25/2045	3,681,809
	CarMax Auto Owner Trust
9,500,000	Series 2026-1-A3	4.04%	03/17/2031	9,473,804
	Carvana Auto Receivables Trust
8,000,000	Series 2024-P3-A4	4.31%	09/10/2030	7,992,906
	Castlelake Aircraft Securitization Trust
643,147	Series 2019-1A-A	3.97%(a)	04/15/2039	647,216
	College Avenue Student Loans LLC
428,933	Series 2017-A-B	4.50%(a)	11/26/2046	416,539
	Compass Datacenters LLC
5,425,000	Series 2024-1A-A1	5.25%(a)	02/25/2049	5,421,802
4,500,000	Series 2025-1A-A3	5.85%(a)	02/25/2050	4,514,211
	DigitalBridge Group, Inc.
5,000,000	Series 2023-1A-A2A	5.00%(a)	09/15/2048	4,989,653
	Dividend Solar Loans LLC
1,757,313	Series 2018-2-B	4.25%(a)	12/20/2038	1,653,475
	Foundation Finance Trust
5,150,000	Series 2025-3A-B	4.87%(a)	08/15/2052	5,108,501
	Global Sea Containers Two SRL
1,977,656	Series 2020-1A-A	2.17%(a)	10/17/2040	1,901,763
	GreenSky LLC
5,337,171	Series 2024-2-B	5.26%(a)	10/27/2059	5,356,893
1,454,896	Series 2025-1A-A4	5.22%(a)	03/25/2060	1,464,279
1,442,285	Series 2025-2A-A4	4.89%(a)	06/25/2060	1,441,560
4,179,765	Series 2025-3A-A1	4.34%(a)	12/27/2060	4,183,095
	HERO Funding Trust
531,364	Series 2016-1A-A	4.05%(a)	09/20/2041	510,837
	Horizon Aircraft Finance Ltd.
8,735,808	Series 2019-2-A	3.43%(a)	11/15/2039	8,560,253
	Jack in the Box, Inc.
2,569,866	Series 2019-1A-A2II	4.48%(a)	08/25/2049	2,554,130
	Jimmy Johns LLC
10,953,750	Series 2017-1A-A2II	4.85%(a)	07/30/2047	10,903,907
	Loanpal Solar Loan Ltd.
5,384,596	Series 2020-3GS-A	2.47%(a)	12/20/2047	4,480,689
3,307,565	Series 2021-1GS-A	2.29%(a)	01/20/2048	2,745,153
	Mariner Finance Issuance Trust
1,500,000	Series 2025-AA-B	5.33%(a)	05/20/2038	1,512,952

Principal Amount $	Security Description	Rate	Maturity	Value $
	Mosaic Solar Loans LLC
387,911	Series 2017-1A-A	4.45%(a)	06/20/2042	380,548
3,515,557	Series 2020-2A-B	2.21%(a)	08/20/2046	2,851,759
	Navient Student Loan Trust
1,559,089	Series 2018-A-B	3.68%(a)	02/18/2042	1,537,172
4,826,872	Series 2022-A-A	2.23%(a)	07/15/2070	4,388,209
	Pagaya AI Debt Selection Trust
1,334,349	Series 2021-5-C	3.93%(a)	08/15/2029	1,323,171
3,251,893	Series 2024-10-B	5.75%(a)	06/15/2032	3,265,797
4,632,604	Series 2025-1-B	5.63%(a)	07/15/2032	4,642,231
2,865,110	Series 2025-7-A1	4.27%(a)	11/16/2026	2,864,831
	Reach Financial LLC
1,637,973	Series 2025-1A-A	4.96%(a)	08/16/2032	1,640,849
	Sierra Timeshare Conduit Receivables Funding LLC
4,000,000	Series 2026-1A-A	4.56%(a)	12/22/2042	3,970,328
	Slam Ltd.
5,800,347	Series 2024-1A-A	5.34%(a)	09/15/2049	5,750,702
	SOFI Alternative Trust
445,129	Series 2021-1-PT1	9.72%(a)(b)	05/25/2030	423,290
385,696	Series 2021-3-A	1.50%(a)	11/15/2030	384,602
	SoFi Consumer Loan Program Trust
9,700,000	Series 2025-1-B	5.12%(a)	02/27/2034	9,791,772
6,000,000	Series 2025-3-B	4.67%(a)	08/15/2034	5,989,931
4,500,000	Series 2025-4-B	4.60%(a)	08/25/2035	4,490,068
12,675,626	Series 2026-1-A	4.06%(a)	12/26/2035	12,665,305
	Start/Bermuda
291,887	Series 2018-1-A	4.09%(a)	05/15/2043	301,345
	Switch Ltd.
7,500,000	Series 2026-1A-A21	5.61%(a)	03/27/2056	7,516,965
	TAL Advantage LLC
1,943,500	Series 2020-1A-A	2.05%(a)	09/20/2045	1,864,541
	Tesla Sustainable Energy Trust
8,667,127	Series 2024-1A-A2	5.08%(a)	06/21/2050	8,672,635
	Thunderbolt Aircraft Lease
1,026,772	Series 2018-A-A	5.96%(a)(c)	09/15/2038	1,029,296
	TIF Funding LLC
2,236,208	Series 2021-1A-A	1.65%(a)	02/20/2046	2,043,225
	Upgrade Master Pass-Thru Trust
74,577	Series 2021-PT3-A	32.49%(a)(b)	07/15/2027	70,422
2,585,988	Series 2025-ST2-A	6.11%(a)	06/15/2032	2,606,645
1,784,129	Series 2025-ST4-A	5.50%(a)	08/16/2032	1,788,909
	Upstart Securitization Trust
4,848,934	Series 2025-3-A2	4.60%(a)	09/20/2035	4,850,371
2,800,000	Series 2025-3-B	5.02%(a)	09/20/2035	2,803,437
854,885	Series 2025-4-A1	4.34%(a)	11/20/2026	854,960
	Vantage Data Centers Holding LLC
3,620,000	Series 2020-2A-A2	1.99%(a)	09/15/2045	3,458,457
	Westlake Automobile Receivables Trust
1,000,000	Series 2025-2A-D	5.08%(a)	05/15/2031	1,000,295
	Willis Lease Finance Corp.
5,141,668	Series 2020-A-A	3.23%(a)	03/15/2045	4,974,286
	Total Asset Backed Obligations (Cost $267,916,206)			265,351,209

BANK LOANS - 2.1%
	1011778 BC ULC
4,484,844	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.42%	09/23/2030	4,480,381

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	85

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
	Allison Transmission, Inc.
970,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.42%	01/03/2033	974,608
	APi Group DE, Inc.
3,627,114	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.42%	01/03/2029	3,629,580
	Aramark Services, Inc.
1,113,746	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.42%	06/24/2030	1,116,992
	BioMarin Pharmaceutical, Inc.
3,090,000	Senior Secured Term Loan (1 mo. Term SOFR + 1.75%)	5.42%	01/29/2033	3,086,153
	Burlington Coat Factory Warehouse Corp.
2,501,788	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.42%	09/19/2031	2,501,788
	CACI International, Inc.
3,220,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.42%	03/09/2033	3,223,027
	Colossus Acquireco LLC
3,854,927	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.38%	07/30/2032	3,846,793
	Corpay Technologies Operating Co. LLC
2,722,264	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.42%	04/28/2028	2,723,680
	CPI Holdco B LLC
3,939,755	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	05/19/2031	3,918,717
	Cyborg Oldco DC Holdings, Inc.
320,815	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.30%(d)(e)	05/01/2026	—
	Delta 2 Lux Sarl
3,080,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.50% Floor)	5.45%	09/19/2031	3,078,075
	Dycom Industries, Inc.
295,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.42%	01/27/2033	296,537
	Dynasty Acquisition Co., Inc.
261,227	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	10/31/2031	261,667
686,773	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	10/31/2031	687,930
	Energizer Holdings, Inc.
2,436,483	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	03/19/2032	2,436,483

Principal Amount $	Security Description	Rate	Maturity	Value $
	Froneri US, Inc.
438,096	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.25%, 0.00% Floor)	5.88%	09/30/2031	430,088
844,009	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.25%, 0.00% Floor)	5.88%	09/30/2031	828,580
1,647,335	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.25%, 0.00% Floor)	5.88%	09/30/2031	1,617,222
	Gen Digital, Inc.
1,220,775	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.42%	04/16/2032	1,204,374
	Go Daddy Operating Co. LLC
3,669,764	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.42%	11/13/2029	3,622,754
	Iron Mountain, Inc.
2,132,605	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	01/31/2031	2,123,947
	NRG Energy, Inc.
536,583	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.85%, 0.00% Floor)	5.52%	04/16/2031	538,300
	Resideo Funding, Inc.
1,009,925	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	08/13/2032	1,008,663
	Six Flags Entertainment Corp.
1,562,175	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	05/01/2031	1,540,695
	Solstice Advanced Materials, Inc.
905,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.42%	10/29/2032	910,846
	Somnigroup International, Inc.
1,901,035	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.88%	10/24/2031	1,910,540
	Standard Industries, Inc./NY
2,994,125	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.50% Floor)	5.42%	09/22/2028	2,994,753
	Trans Union LLC
2,833,700	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.50% Floor)	5.42%	06/24/2031	2,822,904
713,585	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.42%	06/24/2031	711,101
	Wyndham Hotels & Resorts, Inc.
2,122,071	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.42%	05/24/2030	2,132,236
	Total Bank Loans (Cost $60,982,968)			60,659,414

86	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
COLLATERALIZED LOAN OBLIGATIONS - 10.6%
	Apidos CLO
7,500,000	Series 2022-39A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)	4.90%(a)	10/21/2038	7,501,790
	Atlas Senior Loan Fund Ltd.
2,000,000	Series 2018-11A-B (3 mo. Term SOFR + 1.91%, 0.00% Floor)	5.58%(a)	07/26/2031	2,001,604
	Battalion CLO Ltd.
10,000,000	Series 2021-20A-AR (3 mo. Term SOFR + 1.22%, 1.22% Floor)	4.89%(a)	04/15/2038	9,997,419
	Benefit Street Partners CLO Ltd.
5,000,000	Series 2023-32A-AR (3 mo. Term SOFR + 1.21%, 1.21% Floor)	4.88%(a)	10/25/2038	4,999,400
6,500,000	Series 2024-37A-A (3 mo. Term SOFR + 1.35%, 1.35% Floor)	5.02%(a)	01/25/2038	6,506,581
	Carlyle Global Market Strategies
10,000,000	Series 2022-2A-A1R (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.03%(a)	01/20/2038	10,009,386
5,000,000	Series 2023-3A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)	4.90%(a)	10/15/2038	5,001,248
	CarVal CLO
4,000,000	Series 2024-2A-A (3 mo. Term SOFR + 1.46%, 1.46% Floor)	5.13%(a)	07/20/2037	4,002,223
	CBAM Ltd.
10,000,000	Series 2017-1A-AR2 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.06%(a)	01/20/2038	10,010,334
4,500,000	Series 2017-2A-AR (3 mo. Term SOFR + 1.45%, 1.19% Floor)	5.12%(a)	07/17/2034	4,503,071
3,000,000	Series 2020-13A-A (3 mo. Term SOFR + 1.69%, 1.43% Floor)	5.36%(a)	01/20/2034	3,005,188
	CFIP CLO Ltd.
10,350,000	Series 2017-1A-AR (3 mo. Term SOFR + 1.49%, 1.23% Floor)	5.16%(a)	10/18/2034	10,359,726
	Eldridge CLO Ltd.
7,500,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.25%(a)	10/20/2038	7,507,925
	Halcyon Loan Advisors Funding Ltd.
11,426	Series 2013-2A-D (3 mo. Term SOFR + 4.06%, 0.00% Floor)	7.73%(a)	08/01/2026	10,410
	Magnetite CLO Ltd.
20,000,000	Series 2024-42A-A1 (3 mo. Term SOFR + 1.31%, 1.31% Floor)	4.98%(a)	01/25/2038	20,014,000
	MP CLO Ltd.
10,000,000	Series 2015-2A-ARR (3 mo. Term SOFR + 1.46%, 1.20% Floor)	5.13%(a)	04/28/2034	10,007,079
	OCP CLO Ltd.
20,000,000	Series 2017-14A-A1R (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.04%(a)	07/20/2037	20,019,802
9,000,000	Series 2020-18A-A1R2 (3 mo. Term SOFR + 1.37%, 1.37% Floor)	5.04%(a)	07/20/2037	9,008,456
	Octagon Investment Partners Ltd.
27,500,000	Series 2019-4A-A1RR (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.04%(a)	08/12/2037	27,530,605

Principal Amount $	Security Description	Rate	Maturity	Value $
	OHA Credit Funding Ltd.
25,000,000	Series 2023-16RA-A1 (3 mo. Term SOFR + 1.20%, 1.20% Floor)	4.87%(a)	10/20/2038	24,993,773
	Sound Point CLO Ltd.
25,000,000	Series 2019-2A-AR (3 mo. Term SOFR + 1.43%, 1.17% Floor)	5.10%(a)	07/15/2034	25,015,710
20,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.43%, 1.43% Floor)	5.10%(a)	07/20/2034	20,012,804
10,000,000	Series 2024-5A-A1 (3 mo. Term SOFR + 1.39%, 1.39% Floor)	5.06%(a)	10/20/2037	10,011,831
	Trestles LLC
5,000,000	Series 2023-6A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)	4.85%(a)	04/25/2038	4,993,524
	Trimaran CAVU LLC
20,000,000	Series 2021-3A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)	5.14%(a)	01/18/2035	20,012,712
	Warwick Capital CLO Ltd.
5,000,000	Series 2023-1A-AR (3 mo. Term SOFR + 1.28%, 1.28% Floor)	4.95%(a)	10/20/2038	5,001,235
	Wellesley Park CLO Ltd.
10,000,000	Series 2025-1A-A (3 mo. Term SOFR + 1.20%, 1.20% Floor)	5.11%(a)	01/24/2039	9,996,747
	Wellington Management Clo 3 Ltd.
10,000,000	Series 2025-4A-A (3 mo. Term SOFR + 1.15%, 1.15% Floor)	4.82%(a)	04/18/2038	9,975,051
	Total Collateralized Loan Obligations (Cost $301,857,933)			302,009,634

FOREIGN CORPORATE BONDS - 5.9%
5,558,000	180 Medical, Inc.	3.88%(a)	10/15/2029	5,402,579
365,000	Adani International Container Terminal Pvt Ltd.	3.00%	02/16/2031	333,200
200,000	Adani Transmission Step-One Ltd.	4.00%	08/03/2026	199,902
3,072,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.45%	04/15/2027	3,130,548
1,374,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.75%	06/06/2028	1,408,027
5,232,000	AIB Group PLC (SOFR + 1.65%)	5.32%(a)	05/15/2031	5,328,295
1,035,411	AL Candelaria Spain SA	7.50%	12/15/2028	1,056,160
2,652,000	Anglo American Capital PLC	4.63%(a)	03/19/2031	2,623,214
1,100,000	AngloGold Ashanti Holdings PLC	3.38%	11/01/2028	1,057,685
300,000	Antofagasta PLC	2.38%	10/14/2030	269,203
5,458,000	ArcelorMittal SA	4.25%	07/16/2029	5,441,444
2,289,000	Ashtead Capital, Inc.	4.25%(a)	11/01/2029	2,244,338
2,326,000	Avilease Capital Ltd.	4.75%(a)	11/12/2030	2,265,850
2,313,000	Avolon Holdings Funding Ltd.	6.38%(a)	05/04/2028	2,381,550
2,627,000	Avolon Holdings Funding Ltd.	5.38%(a)	05/30/2030	2,656,776
750,000	Axiata SPV2 Bhd	2.16%	08/19/2030	678,331
4,638,000	BAE Systems PLC	3.40%(a)	04/15/2030	4,449,138
1,500,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%(a)	09/30/2031	1,476,537
200,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%	09/30/2031	196,872
1,500,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40%	04/30/2035	1,520,925
500,000	Banco Santander Chile	4.55%(a)	11/20/2030	494,065

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	87

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
400,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 yr. CMT Rate + 3.00%)	7.53%	10/01/2028	424,564
300,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	5.62%	12/10/2029	307,410
1,130,000	Bank of Ireland Group PLC (SOFR + 1.62%)	5.60%(a)	03/20/2030	1,159,938
3,284,000	Bank of Montreal (SOFR + 1.25%)	4.64%	09/10/2030	3,291,234
4,475,000	Banque Federative du Credit Mutuel SA	5.54%(a)	01/22/2030	4,603,704
141,000	BAT Capital Corp.	4.91%	04/02/2030	142,560
2,317,000	BAT International Finance PLC	5.93%	02/02/2029	2,403,999
1,800,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.31%)	5.88%	09/13/2034	1,769,088
4,539,000	BPCE SA (SOFR + 1.68%)	5.88%(a)	01/14/2031	4,677,665
600,000	BRF GmbH	4.35%	09/29/2026	595,926
2,828,000	CaixaBank SA (SOFR + 2.70%)	6.21%(a)	01/18/2029	2,905,349
5,686,000	Canadian Pacific Railway Co.	4.80%	03/30/2030	5,760,720
1,400,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13%(f)	06/08/2026	1,395,052
300,000	Cencosud SA	4.38%	07/17/2027	298,812
5,381,000	Cenovus Energy, Inc.	4.65%	03/20/2031	5,345,628
1,924,691	Chile Electricity PEC SpA	0.00%(a)	01/25/2028	1,749,544
147,000	Cometa Energia SAB de CV	6.38%	04/24/2035	149,552
2,755,000	Cooperatieve Rabobank UA/NY	4.32%	04/01/2029	2,762,451
3,114,000	Credit Agricole SA (SOFR + 1.13%)	5.23%(a)	01/09/2029	3,149,293
1,952,000	Daimler Truck Finance North America LLC	4.30%(a)	08/12/2027	1,948,845
1,399,000	Daimler Truck Finance North America LLC	4.15%(a)	01/12/2029	1,379,975
1,011,000	Diageo Investment Corp.	5.13%	08/15/2030	1,032,566
255,680	Digicel Group Holdings Ltd.	0.00%(a)(e)	12/31/2030	12,416
198,552	Digicel Group Holdings Ltd.	0.00%(a)(e)	12/31/2030	1,374
3,257,000	Element Fleet Management Corp.	6.32%(a)	12/04/2028	3,397,335
2,697,000	Element Fleet Management Corp.	5.04%(a)	03/25/2030	2,724,161
939,000	Element Fleet Management Corp.	4.64%(a)	11/24/2030	926,291
397,936	Empresa Electrica Angamos SA	4.88%	05/25/2029	364,444
788,800	Empresa Electrica Cochrane SpA	5.50%	05/14/2027	789,385
1,275,000	Enbridge, Inc.	6.00%	11/15/2028	1,323,214
2,478,000	ENEL Finance International NV	5.13%(a)	06/26/2029	2,513,802
2,415,000	ENEL Finance International NV	4.38%(a)	09/30/2030	2,372,862
950,000	Freeport Indonesia PT	4.76%(a)	04/14/2027	952,686
350,000	Freeport Indonesia PT	4.76%	04/14/2027	350,990
1,300,000	Freeport-McMoRan, Inc.	4.13%	03/01/2028	1,289,990
741,600	GNL Quintero SA	4.63%	07/31/2029	739,506
700,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%	05/15/2029	713,867
254,000	Grupo de Inversiones Suramericana SA	5.50%	04/29/2026	254,552
810,315	Guara Norte Sarl	5.20%	06/15/2034	786,106
200,000	HSBC Holdings PLC (SOFR + 1.04%)	4.72%	11/19/2028	200,651
2,832,000	Imperial Brands Finance PLC	4.50%(a)	06/30/2028	2,834,472
1,458,000	Imperial Brands Finance PLC	5.50%(a)	02/01/2030	1,496,572
400,000	Indofood CBP Sukses Makmur Tbk	3.40%	06/09/2031	367,917
800,000	InRetail Consumer	3.25%	03/22/2028	769,721

Principal Amount $	Security Description	Rate	Maturity	Value $
550,000	Intercorp Financial Services, Inc.	4.13%	10/19/2027	545,149
35,034	Invepar Holdings	0.00%(d)(e)	12/30/2028	—
903,500	JSW Hydro Energy Ltd.	4.13%	05/18/2031	827,638
700,000	JSW Infrastructure Ltd.	4.95%	01/21/2029	682,338
225,080	Lima Metro Line 2 Finance Ltd.	4.35%	04/05/2036	214,110
1,610,822	Mexico Generadora de Energia S de RL	5.50%	12/06/2032	1,614,869
1,260,000	Millicom International Cellular SA	5.13%	01/15/2028	1,248,774
649,000	Minejesa Capital BV	4.63%	08/10/2030	642,523
434,536	Mong Duong Finance Holdings BV	5.13%	05/07/2029	427,837
555,224	MV24 Capital BV	6.75%	06/01/2034	554,508
261,000	Nationwide Building Society (SOFR + 1.91%)	6.56%(a)	10/18/2027	263,973
3,149,000	NatWest Group PLC (1 yr. CMT Rate + 1.22%)	4.96%	08/15/2030	3,177,697
1,000,000	NBM US Holdings, Inc.	7.00%	05/14/2026	1,002,546
800,000	NBM US Holdings, Inc.	6.63%	08/06/2029	801,140
2,682,000	Nutrien Ltd.	4.90%	03/27/2028	2,705,659
1,400,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	4.60%	06/15/2032	1,401,749
1,176,694	Prumo Participacoes e Investimentos S/A	7.50%	12/31/2031	1,186,959
500,000	Reliance Industries Ltd.	3.67%	11/30/2027	493,226
3,413,000	Rio Tinto Finance USA PLC	4.88%	03/14/2030	3,467,583
5,259,000	Royal Bank of Canada (SOFR + 0.86%)	4.54%	10/18/2028	5,263,377
146,667	Rutas 2 & 7 Finance Ltd.	0.00%	09/30/2036	112,200
2,287,000	Societe Generale SA	3.00%(a)	01/22/2030	2,140,714
5,765,000	Suzano Austria GmbH	3.75%	01/15/2031	5,362,259
1,587,000	Swedbank AB	5.41%(a)	03/14/2029	1,630,027
571,000	Telefonica Celular del Paraguay SA	5.88%	04/15/2027	570,406
5,928,000	Triton Container International Ltd.	3.15%(a)	06/15/2031	5,364,556
910,000	UBS Group AG (1 yr. CMT Rate + 1.60%)	6.33%(a)	12/22/2027	922,182
600,000	Ultrapar International SA	5.25%	10/06/2026	599,753
200,000	Ultrapar International SA	5.25%	06/06/2029	199,408
700,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%	10/14/2031	690,663
500,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.45%)	3.86%	10/07/2032	495,415
5,657,000	Vale Overseas Ltd.	3.75%	07/08/2030	5,390,929
500,000	Wipro IT Services LLC	1.50%	06/23/2026	496,694
	Total Foreign Corporate Bonds (Cost $167,672,005)			167,547,689

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 0.7%
1,300,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%	08/11/2031	1,279,411
1,550,467	Bioceanico Sovereign Certificate Ltd.	0.00%	06/05/2034	1,266,236
700,000	BPRL International Singapore Pte Ltd.	4.38%	01/18/2027	698,447
1,462,000	Chile Electricity Lux MPC Sarl	6.01%	01/20/2033	1,512,234
400,000	Chile Government International Bond	4.35%	04/13/2031	392,680
1,300,000	Comision Federal de Electricidad	5.70%(a)	01/24/2030	1,299,025
800,000	Corp. Nacional del Cobre de Chile	3.63%	08/01/2027	790,787
500,000	Corp. Nacional del Cobre de Chile	3.00%	09/30/2029	469,559
1,200,000	Dominican Republic International Bond	5.50%	02/22/2029	1,192,740
150,000	Fondo MIVIVIENDA SA	5.40%(a)	03/31/2031	150,188
600,000	Guatemala Government Bond	4.50%	05/03/2026	601,800
1,200,000	Guatemala Government Bond	5.25%	08/10/2029	1,202,700

88	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
1,230,227	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	1,257,759
500,000	Mexico City Airport Trust	3.88%	04/30/2028	490,685
200,000	Mexico Government International Bond	5.00%	05/07/2029	201,700
600,000	MISC Capital Two Labuan Ltd.	3.75%	04/06/2027	594,773
950,000	Morocco Government International Bond	2.38%	12/15/2027	912,449
600,000	OCP SA	6.10%	04/30/2030	609,747
1,000,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%	07/27/2026	997,180
200,000	Paraguay Government International Bond	5.00%	04/15/2026	200,244
1,100,000	Pertamina Persero PT	3.65%	07/30/2029	1,055,274
1,300,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%	05/15/2027	1,291,447
150,000	Peruvian Government International Bond	2.84%	06/20/2030	139,702
750,000	Petrobras Global Finance BV	6.00%	01/27/2028	766,434
50,000	Petrobras Global Finance BV	5.13%	09/10/2030	49,055
1,200,000	TNB Global Ventures Capital Bhd	3.24%	10/19/2026	1,192,663
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $20,381,191)			20,614,919

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 12.8%
	1211 Avenue of the Americas Trust
1,720,000	Series 2015-1211-A1A2	3.90%(a)	08/10/2035	1,648,835
	280 Park Avenue Mortgage Trust
4,830,000	Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)	4.85%(a)	09/15/2034	4,807,064
	ACREC Trust
4,800,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.31%, 1.31% Floor)	4.99%(a)	08/18/2042	4,805,981
4,730,000	Series 2026-FL4-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.13%(a)	01/18/2043	4,733,250
	ACRES Commercial Realty Ltd.
6,380,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.62%, 1.62% Floor)	5.30%(a)	08/18/2040	6,396,212
	Alen Mortgage Trust
2,000,000	Series 2021-ACEN-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	5.44%(a)	04/15/2034	1,819,750
	Arbor Multifamily Mortgage Securities Trust
110,916,224	Series 2021-MF2-XA	1.09%(a)(b)(g)	06/15/2054	4,729,313
	Arbor Realty Trust, Inc.
40,902,000	Series 2020-MF1-XD	0.55%(a)(b)(g)	05/15/2053	792,272
534,058	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.14%(a)	11/15/2036	534,731
3,222,826	Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)	5.12%(a)	01/15/2037	3,226,916
4,200,000	Series 2025-FL1-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.03%(a)	01/20/2043	4,204,649
	ARDN Mortgage Trust
3,170,000	Series 2025-ARCP-A (1 mo. Term SOFR + 1.75%, 1.75% Floor)	5.42%(a)	06/15/2035	3,162,592
	AREIT Trust
1,249,628	Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)	4.92%(a)	01/20/2037	1,251,520

Principal Amount $	Security Description	Rate	Maturity	Value $
7,220,000	Series 2025-CRE10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.07%(a)	12/17/2029	7,230,426
4,810,000	Series 2025-CRE11-A (1 mo. Term SOFR + 1.55%, 1.55% Floor)	5.23%(a)	07/25/2043	4,818,624
	ARES Commercial Mortgage Trust
2,220,000	Series 2026-GCP-A (1 mo. Term SOFR + 1.25%, 1.25% Floor)	4.92%(a)	02/15/2043	2,213,494
810,000	Series 2026-GCP-B (1 mo. Term SOFR + 1.50%, 1.50% Floor)	5.17%(a)	02/15/2043	807,834
	BANK5 Trust
6,433,000	Series 2023-5YR2-A3	6.66%(b)	07/15/2056	6,680,851
5,022,000	Series 2024-5YR10-AS	5.64%	10/15/2057	5,112,280
21,111,472	Series 2025-5YR14-XA	0.98%(b)(g)	04/15/2058	747,059
	BBCMS Trust
11,001,000	Series 2019-BWAY-E (1 mo. Term SOFR + 2.96%, 2.85% Floor)	6.64%(a)	11/15/2034	72,112
29,456,500	Series 2021-C10-XB	0.99%(b)(g)	07/15/2054	1,337,166
21,205,000	Series 2021-C10-XD	1.67%(a)(b)(g)	07/15/2054	1,529,811
2,504,000	Series 2024-5C29-AS	5.63%	09/15/2057	2,559,458
53,040,371	Series 2025-5C34-XA	1.17%(b)(g)	05/15/2058	2,268,494
55,497,659	Series 2025-C32-XA	1.13%(b)(g)	02/15/2062	4,455,580
77,431,444	Series 2026-5C40-XA	1.23%(b)(g)	02/15/2059	4,087,141
	BDS Ltd.
2,086,163	Series 2021-FL10-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.14%(a)	12/16/2036	2,091,521
7,500,000	Series 2024-FL13-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)	5.25%(a)	09/19/2039	7,513,650
4,150,000	Series 2025-FL15-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)	5.08%(a)	03/19/2043	4,150,606
	Benchmark Mortgage Trust
3,788,647	Series 2019-B14-A2	2.91%	12/15/2062	3,684,535
157,277,074	Series 2020-IG1-XA	0.51%(b)(g)	09/15/2043	2,235,222
147,385,316	Series 2025-V14-XA	0.77%(b)(g)	04/15/2057	4,052,182
64,317,000	Series 2025-V17-XA	1.51%(b)(g)	09/15/2058	3,778,212
107,214,883	Series 2026-V20-XA	1.22%(b)(g)	02/15/2059	5,665,556
	BMO Mortgage Trust
42,094,415	Series 2025-5C12-XA	1.44%(b)(g)	10/15/2058	2,428,991
38,781,383	Series 2025-5C9-XA	0.71%(b)(g)	04/15/2058	988,440
44,203,171	Series 2025-C11-XA	1.10%(b)(g)	02/15/2058	3,367,663
	Bombardier Capital Mortgage Securitization Corp.
96,815,073	Series 2025-5C7-XA	1.44%(b)(g)	12/15/2058	5,710,163
	BrightSpire Capital, Inc.
6,702,000	Series 2024-FL2-A (1 mo. Term SOFR + 1.95%, 1.95% Floor)	5.62%(a)	08/19/2037	6,718,541
	BSPRT Co.-Issuer LLC
7,450,000	Series 2023-FL10-AS (1 mo. Term SOFR + 2.86%, 2.86% Floor)	6.53%(a)	09/15/2035	7,468,640
	BX Trust
2,203,807	Series 2021-ACNT-B (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.04%(a)	11/15/2038	2,202,923
2,709,814	Series 2021-CIP-B (1 mo. Term SOFR + 1.39%, 1.27% Floor)	5.06%(a)	12/15/2038	2,707,982
4,835,282	Series 2021-RISE-B (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.04%(a)	11/15/2036	4,834,885
2,728,250	Series 2021-SDMF-B (1 mo. Term SOFR + 0.85%, 0.74% Floor)	4.53%(a)	09/15/2034	2,726,017
940,000	Series 2022-LBA6-B (1 mo. Term SOFR + 1.30%, 1.30% Floor)	4.97%(a)	01/15/2039	940,218
2,567,063	Series 2024-AIRC-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	5.36%(a)	08/15/2041	2,572,741

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	89

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
945,000	Series 2024-MDHS-B (1 mo. Term SOFR + 1.84%, 1.84% Floor)	5.51%(a)	05/15/2041	946,238
3,028,180	Series 2025-BCAT-A (1 mo. Term SOFR + 1.38%, 1.38% Floor)	5.05%(a)	08/15/2042	3,032,248
2,205,795	Series 2025-ROIC-C (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.22%(a)	03/15/2030	2,190,004
3,000,000	Series 2026-ALOHA-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.05%(a)	04/15/2043	3,003,750
3,160,000	Series 2026-CSMO-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)	5.07%(a)	02/15/2043	3,164,737
3,400,000	Series 2026-XL6-A (1 mo. Term SOFR + 1.20%, 1.20% Floor)	4.87%(a)	03/15/2043	3,396,174
	CFCRE Commercial Mortgage Trust
2,514,516	Series 2016-C4-XA	1.14%(b)(g)	05/10/2058	25
2,475,000	Series 2016-C7-A3	3.84%	12/10/2054	2,460,499
16,201,000	Series 2017-C8-XB	0.87%(b)(g)	06/15/2050	126,556
	Citigroup Commercial Mortgage Trust
3,730,332	Series 2016-GC36-XA	0.98%(b)(g)	02/10/2049	37
996,982	Series 2016-P3-XA	1.65%(b)(g)	04/15/2049	10
2,519,000	Series 2016-P4-B	3.38%	07/10/2049	2,423,776
8,491,697	Series 2016-P4-XA	1.86%(b)(g)	07/10/2049	85
10,161,828	Series 2017-P7-XA	1.10%(b)(g)	04/14/2050	60,504
	Citigroup/Deutsche Bank Commercial Mortgage Trust
3,143,912	Series 2016-C1-XA	1.29%(b)(g)	05/10/2049	31
39,292,977	Series 2017-CD3-XA	0.95%(b)(g)	02/10/2050	205,982
48,067,231	Series 2017-CD4-XA	1.20%(b)(g)	05/10/2050	329,044
	Commercial Mortgage Pass Through Certificates
1,001,094	Series 2013-CR12-XA	0.42%(b)(g)	10/10/2046	10
416,252	Series 2015-DC1-XA	0.56%(b)(g)	02/10/2048	4
11,396,000	Series 2018-HCLV-D (1 mo. Term SOFR + 2.47%, 2.18% Floor)	6.15%(a)	09/15/2033	3,588,705
	Computershare Corporate Trust
883,428	Series 2015-NXS2-XA	0.00%(b)(g)	07/15/2058	9
13,732,701	Series 2016-NXS6-XA	1.47%(b)(g)	11/15/2049	11,199
61,268,249	Series 2017-C38-XA	0.90%(b)(g)	07/15/2050	517,741
19,398,750	Series 2019-C52-XA	1.56%(b)(g)	08/15/2052	786,441
61,204,562	Series 2021-C59-XA	1.48%(b)(g)	04/15/2054	3,261,799
5,161,621	Series 2022-ONL-A	3.86%(a)	12/15/2039	4,985,998
	Credit Suisse Mortgage Capital Certificates
9,873,828	Series 2014-USA-X1	0.54%(a)(b)(g)	09/15/2037	79,955
	CSAIL Commercial Mortgage Trust
959,048	Series 2016-C6-XA	1.66%(b)(g)	01/15/2049	10
121,032,538	Series 2021-C20-XA	0.99%(b)(g)	03/15/2054	4,313,091
	EQUS Mortgage Trust
1,884,395	Series 2021-EQAZ-B (1 mo. Term SOFR + 1.36%, 1.10% Floor)	5.04%(a)	10/15/2038	1,884,190
	Franklin BSP Realty Trust, Inc.
248,928	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	5.17%(a)	02/15/2037	249,236
5,000,000	Series 2026-FL13-A (1 mo. Term SOFR + 1.50%, 1.50% Floor)	5.15%(a)	10/18/2043	5,012,500
	FS Commercial Mortgage Trust
3,100,000	Series 2026-HULA-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.13%(a)	03/15/2041	3,103,939
	FS Rialto
1,899,566	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	5.01%(a)	05/16/2038	1,901,841
3,582,949	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.04%(a)	11/16/2036	3,590,577
5,740,000	Series 2025-FL10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.06%(a)	08/19/2042	5,753,810

Principal Amount $	Security Description	Rate	Maturity	Value $
6,080,000	Series 2026-FL11-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.12%(a)	01/19/2044	6,090,245
	Granite Point Mortgage Trust, Inc.
2,963,847	Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.35% Floor)	5.14%(a)	12/15/2036	2,973,127
	Great Wolf Trust
4,250,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.21%(a)	03/15/2039	4,253,275
	GS Mortgage Securities Corp. II
5,033,977	Series 2016-GS2-XA	1.59%(b)(g)	05/10/2049	50
21,077,459	Series 2016-GS3-XA	1.14%(b)(g)	10/10/2049	11,827
2,314,000	Series 2018-GS10-WLSD	4.58%(a)(b)	03/10/2033	223,147
2,893,000	Series 2018-GS10-WLSE	4.58%(a)(b)	03/10/2033	256,199
5,000,000	Series 2018-TWR-E (1 mo. Term SOFR + 2.40%, 2.10% Floor)	6.07%(a)	07/15/2031	262,447
5,000,000	Series 2018-TWR-F (1 mo. Term SOFR + 3.10%, 2.80% Floor)	6.77%(a)	07/15/2031	131,198
5,000,000	Series 2018-TWR-G (1 mo. Term SOFR + 4.22%, 3.93% Floor)	7.89%(a)	07/15/2031	49,950
	JP Morgan Chase Commercial Mortgage Securities
1,915,848	Series 2015-JP1-XA	0.72%(b)(g)	01/15/2049	19
28,637,459	Series 2016-JP4-XA	0.52%(b)(g)	12/15/2049	35,559
336,000	Series 2018-WPT-CFX	4.95%(a)	07/05/2033	233,664
2,865,412	Series 2019-COR4-ASB	3.94%	03/10/2052	2,852,032
5,775,000	Series 2019-UES-G	4.45%(a)(b)	05/05/2032	5,382,427
5,920,250	Series 2022-NLP-A (1 mo. Term SOFR + 0.85%, 0.60% Floor)	4.52%(a)	04/15/2037	5,863,734
	JPMBB Commercial Mortgage Securities Trust
2,738,291	Series 2014-C25-XA	0.33%(b)(g)	11/15/2047	11,203
2,376,687	Series 2015-C30-XA	0.00%(b)(g)	07/15/2048	24
329,405	Series 2015-C31-XA	0.22%(b)(g)	08/15/2048	3
4,703,271	Series 2015-C32-XA	0.77%(b)(g)	11/15/2048	47
	KREF
674,068	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	4.86%(a)	02/15/2039	675,664
7,942,000	Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	5.44%(a)	02/15/2039	7,948,012
3,446,781	Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.13%(a)	02/17/2039	3,451,179
	LEX Trust/United States
2,070,000	Series 2026-450-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.02%(a)	03/15/2043	2,064,195
	LoanCore
471,609	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.09%(a)	11/15/2038	472,806
1,228,398	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	5.22%(a)	01/17/2037	1,230,006
4,550,000	Series 2025-CRE8-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)	5.06%(a)	08/17/2042	4,556,243
	LSTAR Commercial Mortgage Trust
53,999,091	Series 2017-5-X	0.87%(a)(b)(g)	03/10/2050	213,491
	MF1 Multifamily Housing Mortgage Loan Trust
1,458,340	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.03%(a)	02/19/2037	1,460,156
12,550,000	Series 2022-FL8-AS (1 mo. Term SOFR + 1.75%, 1.75% Floor)	5.43%(a)	02/19/2037	12,560,178
4,132,357	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	5.83%(a)	06/19/2037	4,138,808

90	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
7,200,000	Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	5.37%(a)	08/18/2041	7,222,658
4,093,000	Series 2025-FL17-A (1 mo. Term SOFR + 1.32%, 1.32% Floor)	5.00%(a)	02/18/2040	4,103,941
6,370,000	Series 2026-FL21-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.03%(a)	02/18/2041	6,388,963
	Morgan Stanley ABS Capital I, Inc.
3,366,771	Series 2024-NSTB-A	3.90%(a)(b)	09/24/2057	3,324,344
	Morgan Stanley Bank of America Merrill Lynch Trust
2,496,593	Series 2016-C28-XA-XA	1.04%(b)(g)	01/15/2049	25
22,956,860	Series 2025-5C1-XA	1.16%(b)(g)	03/15/2058	910,334
	Morgan Stanley Capital I, Inc.
711,000	Series 2019-NUGS-F (1 mo. Term SOFR + 2.96%, 4.34% Floor)	6.63%(a)	12/15/2036	3,843
13,327,000	Series 2019-PLND-E (1 mo. Term SOFR + 2.26%, 2.15% Floor)	5.94%(a)	05/15/2036	279,727
1,331,000	Series 2019-PLND-F (1 mo. Term SOFR + 2.91%, 2.80% Floor)	6.59%(a)	05/15/2036	13,297
	MTN Commercial Mortgage Trust
1,200,000	Series 2022-LPFL-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)	5.08%(a)	03/15/2039	1,199,655
	NYC Commercial Mortgage Trust
4,990,000	Series 2025-3BP-A (1 mo. Term SOFR + 1.21%, 1.21% Floor)	4.89%(a)	02/15/2042	4,960,852
	PFP III Ltd.
4,230,000	Series 2026-13-A (1 mo. Term SOFR + 1.50%, 1.50% Floor)	5.18%(a)	08/18/2043	4,238,735
	PLYM Commercial Mortgage Trust
2,060,000	Series 2026-IND-A (1 mo. Term SOFR + 1.25%, 1.25% Floor)	4.92%(a)	03/15/2043	2,052,745
	SCOTT Trust
2,010,000	Series 2023-SFS-AS	6.20%(a)	03/10/2040	2,045,728
	SFO Commercial Mortgage Trust
2,540,000	Series 2021-555-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	4.94%(a)	05/15/2038	2,537,392
	SLG Office Trust
168,062,650	Series 2021-OVA-X	0.26%(a)(b)(g)	07/15/2041	1,815,329
	SREIT Trust
3,240,000	Series 2021-MFP2-A (1 mo. Term SOFR + 0.94%, 0.82% Floor)	4.61%(a)	11/15/2036	3,238,489
	Starwood Property Trust, Inc.
663,468	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	4.99%(a)	04/18/2038	663,628
	TPG Real Estate Finance Issuer Ltd.
5,926,581	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	5.33%(a)	02/15/2039	5,933,959
5,000,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	5.83%(a)	02/15/2039	5,006,220
5,110,000	Series 2025-FL6-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.22%(a)	09/18/2042	5,127,558
5,630,000	Series 2025-FL7-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.13%(a)	06/18/2043	5,638,349
	UBS Commercial Mortgage Trust
56,957,673	Series 2018-C13-XA	0.76%(b)(g)	10/15/2051	811,140

Principal Amount $	Security Description	Rate	Maturity	Value $
	VEGAS Trust
2,000,000	Series 2024-TI-A	5.52%(a)	11/10/2039	2,005,346
	Wells Fargo Commercial Mortgage Trust
1,271,154	Series 2025-C64-A1	5.02%	02/15/2058	1,279,203
48,384,460	Series 2025-C64-XA	1.02%(b)(g)	02/15/2058	3,393,546
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $470,605,470)			363,848,779

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 14.4%
	ACE Securities Corp.
4,109,683	Series 2006-CW1-A2D (1 mo. Term SOFR + 0.63%, 0.52% Floor)	4.31%	07/25/2036	3,468,596
6,574,998	Series 2007-WM1-A2B (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.03%	11/25/2036	2,689,533
	Adjustable Rate Mortgage Trust
4,161,070	Series 2006-1-6A1 (1 mo. Term SOFR + 0.37%, 0.26% Floor)	4.05%	03/25/2036	2,454,607
	AJAX Mortgage Loan Trust
2,266,330	Series 2021-C-A	6.12%(a)(c)	01/25/2061	2,269,300
	American Home Mortgage Investment Trust
1,630,346	Series 2004-2-M1 (1 mo. Term SOFR + 1.01%, 0.90% Floor, 11.00% Cap)	4.69%	02/25/2044	1,574,686
	Angel Oak Mortgage Trust LLC
1,557,081	Series 2020-2-A1A	2.53%(a)(b)	01/26/2065	1,485,951
287,855	Series 2020-6-A3	1.78%(a)(b)	05/25/2065	269,522
5,565,914	Series 2021-7-A1	1.98%(a)(b)	10/25/2066	4,843,000
	Arroyo Mortgage Trust
457,065	Series 2019-1-A1	3.81%(a)(b)	01/25/2049	446,294
259,608	Series 2019-2-A2	3.50%(a)(b)	04/25/2049	252,727
2,237,155	Series 2019-3-A3	3.42%(a)(b)	10/25/2048	2,154,117
	Banc of America Funding Corp.
787,259	Series 2006-7-T2A1-T2A1	5.88%(b)	10/25/2036	712,685
8,204,568	Series 2015-R2-4A2 (1 mo. Term SOFR + 0.28%, 0.17% Floor)	3.33%(a)	09/29/2036	6,849,517
1,576,802	Series 2015-R2-9A2	4.65%(a)(c)	03/27/2036	1,453,360
	Banc of America Mortgage Securities, Inc.
783,617	Series 2005-I-2A5	4.50%(b)	10/25/2035	744,046
1,693,873	Series 2007-3-1A1	6.00%	09/25/2037	1,400,009
	BCAP LLC Trust
6,590,369	Series 2009-RR4-7A2	6.00%(a)(b)	03/26/2037	1,996,846
1,111,233	Series 2012-RR1-3A4	5.28%(a)(b)	10/26/2035	692,616
	BRAVO Residential Funding Trust
451,603	Series 2021-NQM2-A3	1.44%(a)(b)	03/25/2060	445,525
6,557,860	Series 2022-RPL1-A1	2.75%(a)(b)	09/25/2061	5,997,763
2,347,560	Series 2025-NQM6-A2	5.49%(a)(c)	06/25/2065	2,347,670
	Citigroup Mortgage Loan Trust, Inc.
801,198	Series 2020-EXP1-A1A	1.80%(a)(b)	05/25/2060	762,261
	Citimortgage Alternative Loan Trust
464,765	Series 2007-A5-1A10	5.75%	05/25/2037	418,667
	COLT Funding LLC
1,796,749	Series 2021-1R-A1	0.86%(a)(b)	05/25/2065	1,641,760
3,322,117	Series 2021-5-A1	1.73%(a)(b)	11/26/2066	3,021,538
4,644,844	Series 2022-2-A1	3.99%(a)(c)	02/25/2067	4,438,572
	Countrywide Alternative Loan Trust
232,741	Series 2005-23CB-A15	5.50%	07/25/2035	185,965
807,832	Series 2005-28CB-1A6-1A6	5.50%	08/25/2035	685,494
3,471,508	Series 2005-49CB-A6	5.50%	11/25/2035	2,124,973
1,296,155	Series 2005-61-1A2 (1 mo. Term SOFR + 0.85%, 0.74% Floor)	4.53%	12/25/2035	1,219,047

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	91

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
6,337,747	Series 2005-62-1A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	4.39%	12/25/2035	4,898,389
7,133,283	Series 2006-16CB-A5	6.00%	06/25/2036	3,635,948
1,362,606	Series 2006-32CB-A21	5.50%	11/25/2036	689,124
2,255,623	Series 2006-34-A6	6.25%	11/25/2046	984,596
5,651,474	Series 2006-36T2-1A3	5.75%	12/25/2036	2,062,938
1,289,003	Series 2006-J4-2A9	6.00%	07/25/2036	706,099
1,444,841	Series 2006-J6-A5	6.00%	09/25/2036	641,346
1,009,990	Series 2006-OA12-A1B (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.17%	09/20/2046	1,061,921
2,968,621	Series 2006-OA21-A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor)	3.98%	03/20/2047	2,604,629
10,781,654	Series 2007-12T1-A11	6.00%	06/25/2037	4,727,043
9,672,917	Series 2007-12T1-A5	6.00%	06/25/2037	4,240,935
268,913	Series 2007-15CB-A7	6.00%	07/25/2037	152,853
3,963,948	Series 2007-8CB-A1	5.50%	05/25/2037	1,887,911
10,563,521	Series 2007-9T1-1A6	6.00%	05/25/2037	4,809,791
	Countrywide Home Loan Mortgage Pass Through Trust
617,691	Series 2005-10-A2	5.50%	05/25/2035	507,299
8,876,259	Series 2006-20-1A18 (1 mo. Term SOFR + 0.76%, 0.65% Floor, 6.00% Cap)	4.44%	02/25/2037	2,993,839
1,548,421	Series 2006-21-A10	5.75%	02/25/2037	620,530
509,546	Series 2007-14-A15	6.50%	09/25/2037	259,298
	Credit Suisse First Boston Mortgage Securities Corp.
2,440	Series 2004-8-6A1	4.50%	11/25/2034	1,495
418,926	Series 2005-9-5A9	5.50%	10/25/2035	195,372
	Credit Suisse Management LLC
881,399	Series 2005-11-2A1	6.00%	12/25/2035	551,830
43,740	Series 2005-11-8A5	6.00%	12/25/2035	31,489
	Credit Suisse Mortgage Capital Certificates
8,424,764	Series 2009-8R-8A2 (1 mo. Term SOFR)	6.00%(a)(b)	03/26/2037	2,552,658
14,294,516	Series 2022-NQM1-A1	3.27%(a)(b)	11/25/2066	12,964,643
	Cross Mortgage Trust
7,483,023	Series 2024-H5-A1	5.85%(a)(c)	08/26/2069	7,544,145
	DB US Financial Markets Holding Corp.
262,360	Series 2014-RS1-1A2	6.50%(a)(b)	07/27/2037	220,245
	Deutsche ALT-A Securities, Inc.
304,820	Series 2006-AB4-A1A (30 day avg SOFR US)	6.01%(b)	10/25/2036	265,962
6,177,630	Series 2006-AR4-A1 (1 mo. Term SOFR + 0.37%, 0.26% Floor)	4.05%	12/25/2036	2,101,142
4,099,241	Series 2006-AR4-A2 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap)	4.17%	12/25/2036	1,286,274
166,920	Series 2007-OA2-A1 (12 Month US Treasury Average + 0.77%, 0.77% Floor)	4.63%	04/25/2047	153,937
	Ellington Financial Mortgage Trust
1,974,384	Series 2026-NQM1-A2	5.06%(a)(c)	02/25/2071	1,955,564
1,974,384	Series 2026-NQM1-A3	5.11%(a)(c)	02/25/2071	1,954,298
	Fannie Mae Connecticut Avenue Securities
1,832,962	Series 2024-R01-1M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)	4.71%(a)	01/25/2044	1,832,962
	Freddie Mac Structured Agency Credit Risk Debt Notes
4,178,941	Series 2024-DNA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	4.86%(a)	05/25/2044	4,178,623
3,667,453	Series 2024-HQA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)	4.86%(a)	08/25/2044	3,669,907
1,619,232	Series 2025-DNA1-M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)	4.71%(a)	01/25/2045	1,616,468

Principal Amount $	Security Description	Rate	Maturity	Value $
12,238,500	Series 2025-HQA1-A1 (30 day avg SOFR US + 0.95%, 0.00% Floor)	4.61%(a)	02/25/2045	12,243,610
	GCAT
1,827,112	Series 2020-NQM2-A1	2.56%(a)(c)	04/25/2065	1,760,981
5,495,857	Series 2021-NQM4-A3	1.56%(a)(b)	08/25/2066	4,717,607
17,953,743	Series 2025-NQM1-A1	5.37%(a)(c)	11/25/2069	17,988,656
	GS Mortgage-Backed Securities Trust
4,387,301	Series 2025-NQM5-A3	5.42%(a)(c)	07/25/2065	4,380,853
1,955,108	Series 2026-NQM2-A2	5.19%(a)(c)	11/25/2061	1,941,907
1,955,108	Series 2026-NQM2-A3	5.34%(a)(c)	11/25/2061	1,941,931
	GSAA Trust
4,825,538	Series 2006-19-A3A (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.27%	12/25/2036	1,627,776
	GSR Mortgage Loan Trust
316,614	Series 2006-2F-3A4	6.00%	02/25/2036	126,463
	Harborview Mortgage Loan Trust
1,833,475	Series 2006-1-2A1A (1 mo. Term SOFR + 0.59%, 0.48% Floor)	4.27%	03/19/2036	1,727,373
	Impac Secured Assets CMN Owner Trust
574,524	Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap)	4.33%	02/25/2037	524,696
	Indymac Index Mortgage Loan Trust
494,600	Series 2006-AR5-2A1	3.59%(b)	05/25/2036	480,757
	JP Morgan Alternative Loan Trust
32,242,818	Series 2005-S1-1A4	6.00%	12/25/2035	9,121,526
2,448,692	Series 2007-S1-A2 (1 mo. Term SOFR + 0.79%, 0.68% Floor, 11.50% Cap)	4.47%	04/25/2047	2,364,174
	JP Morgan Mortgage Acquisition Corp.
10,345,313	Series 2006-WMC2-A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.29%	07/25/2036	4,861,334
	JP Morgan Mortgage Trust
3,415,359	Series 2025-NQM1-A2	5.76%(a)(c)	06/25/2065	3,427,645
3,567,153	Series 2025-NQM1-A3	5.97%(a)(c)	06/25/2065	3,582,259
5,030,348	Series 2025-NQM2-A1	5.57%(a)(b)	09/25/2065	5,053,976
4,173,715	Series 2025-NQM4-A3	5.26%(a)(c)	03/25/2066	4,143,609
	JP Morgan Reremic
5,439,270	Series 2014-4-1C (3 mo. Term SOFR)	0.00%(a)(b)	01/26/2036	1,412,942
	Legacy Mortgage Asset Trust
2,182,679	Series 2021-GS1-A1	5.89%(a)(c)	10/25/2066	2,185,216
	Lehman Mortgage Trust
180,287	Series 2006-1-1A3	5.50%	02/25/2036	81,850
	Lehman XS Trust
7,911,495	Series 2007-15N-3A1 (1 mo. Term SOFR + 0.36%, 0.25% Floor)	4.04%	08/25/2047	6,945,444
	Long Beach Mortgage Loan Trust
15,222,593	Series 2006-11-2A2 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	3.99%	12/25/2036	5,202,519
9,188,525	Series 2006-2-2A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.17%	03/25/2046	3,021,122
	Mastr Adjustable Rate Mortgages Trust
67,831	Series 2006-2-2A1	6.54%(b)	04/25/2036	30,067
877,261	Series 2006-OA2-4A1A (12 Month US Treasury Average + 0.85%, 0.85% Floor)	4.71%	12/25/2046	856,884
	Merrill Lynch Alternative Note Asset
329,518	Series 2007-F1-2A6	6.00%	03/25/2037	99,224

92	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Merrill Lynch Mortgage Investors, Inc.
1,145,474	Series 2006-AF1-AF2C	6.25%	08/25/2036	403,846
33,230,212	Series 2006-RM2-A1A (1 mo. Term SOFR + 0.48%, 0.37% Floor)	4.16%	05/25/2037	9,613,364
4,146,776	Series 2007-HE2-A2A (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.03%	02/25/2037	1,149,975
6,412,144	Series 2007-HE2-A2B (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.21%	02/25/2037	1,778,079
	MFRA Trust
3,295,019	Series 2021-NQM2-A3	1.47%(a)(b)	11/25/2064	2,948,056
1,870,532	Series 2025-NQM4-A3	5.69%(a)(c)	08/25/2070	1,866,980
	Morgan Stanley Mortgage Loan Trust
213,001	Series 2006-2-7A1	5.44%(b)	02/25/2036	113,962
	Morgan Stanley Residential Mortgage Loan Trust
7,035,762	Series 2025-NQM7-A3	5.34%(a)(c)	09/25/2070	6,994,153
	New Residential Mortgage Loan Trust
1,940,400	Series 2026-NQM1-A3	5.18%(a)(c)	11/25/2065	1,921,514
	Nomura Resecuritization Trust
2,986,066	Series 2015-8R-4A4	4.04%(a)(b)	11/25/2047	2,559,680
	Onslow Bay Mortgage Loan Trust
326,842	Series 2020-EXP2-A3	2.50%(a)(b)	05/25/2060	279,651
2,518,425	Series 2021-NQM2-A3	1.56%(a)(b)	05/25/2061	2,109,130
4,897,704	Series 2022-NQM1-A1	2.31%(a)(b)	11/25/2061	4,443,354
5,509,507	Series 2024-NQM10-A1	6.18%(a)(c)	05/25/2064	5,566,601
5,365,189	Series 2024-NQM13-A1	5.12%(a)	06/25/2064	5,364,035
9,687,036	Series 2024-NQM16-A1	5.53%(a)(c)	10/25/2064	9,727,969
5,768,999	Series 2024-NQM18-A1	5.41%(a)(b)	10/25/2064	5,786,967
3,287,624	Series 2025-NQM7-A1	5.56%(a)(c)	05/25/2055	3,305,013
	PRPM LLC
22,603,510	Series 2025-NQM2-A1	5.69%(a)(c)	04/25/2070	22,717,165
	RALI Trust
386,618	Series 2006-QS12-2A3	6.00%	09/25/2036	314,775
952,396	Series 2007-QS4-3A4	6.00%	03/25/2037	822,195
1,185,967	Series 2007-QS4-3A9	6.00%	03/25/2037	1,023,556
887,080	Series 2007-QS8-A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.39%	06/25/2037	658,130
558,458	Series 2007-QS9-A33	6.50%	07/25/2037	459,629
	RASC Trust
3,401,606	Series 2004-KS7-A2A (1 mo. Term SOFR + 0.69%, 0.58% Floor)	4.37%	08/25/2034	3,363,033
	RBSSP Resecuritization Trust
404,631	Series 2009-2-3A2 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.29%(a)	04/26/2035	387,291
	Residential Asset Securitization Trust
690,313	Series 2006-A2-A11	6.00%	01/25/2046	246,455
2,105,447	Series 2006-A6-1A4	6.00%	07/25/2036	478,168
	Residential Mortgage Loan Trust
1,919,290	Series 2019-2-M1	3.86%(a)(b)	05/25/2059	1,912,792
	RFMSI Trust
3,165,612	Series 2007-S1-A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.39%	01/25/2037	2,380,251
	Securitized Asset Backed Receivables LLC
5,434,484	Series 2006-WM3-A1 (1 mo. Term SOFR + 0.21%, 0.10% Floor)	3.89%	10/25/2036	1,779,580
	Soundview Home Equity Loan Trust
371,531	Series 2007-OPT3-2A3 (1 mo. Term SOFR + 0.29%, 0.18% Floor)	3.97%	08/25/2037	367,723
	Starwood Mortgage Residential Trust
4,670,513	Series 2020-2-M1E	3.00%(a)	04/25/2060	4,632,980

Principal Amount $	Security Description	Rate	Maturity	Value $
	Structured Adjustable Rate Mortgage Loan Trust
871,830	Series 2005-22-4A1	5.21%(b)	12/25/2035	813,790
	Velocity Commercial Capital Loan Trust
1,936,154	Series 2020-1-M2	2.98%(a)(b)	02/25/2050	1,576,458
2,036,954	Series 2021-1-M2	2.26%(a)(b)	05/25/2051	1,660,257
1,423,393	Series 2021-2-M2	2.20%(a)(b)	08/25/2051	1,169,651
3,429,284	Series 2024-3-A	6.65%(a)(b)	06/25/2054	3,464,656
7,408,080	Series 2024-5-A	5.49%(a)	10/25/2054	7,378,040
	Vericrest Opportunity Loan Transferee
575,676	Series 2021-NP11-A1	5.87%(a)(c)	08/25/2051	576,063
	Verus Securitization Trust
11,443,363	Series 2021-7-A1	2.83%(a)(c)	10/25/2066	10,506,111
586,490	Series 2021-R1-A3	1.26%(a)(b)	10/25/2063	569,343
3,841,987	Series 2024-3-A1	6.34%(a)(c)	04/25/2069	3,876,172
2,528,016	Series 2025-10-A2	5.21%(a)(c)	06/25/2070	2,523,079
5,837,225	Series 2025-5-A1	5.43%(a)(c)	06/25/2070	5,860,255
3,047,880	Series 2025-5-A3	5.68%(a)(c)	06/25/2070	3,053,649
	WAMU Asset-Backed Certificates
1,461,394	Series 2007-HE4-2A3 (1 mo. Term SOFR + 0.28%, 0.28% Floor)	3.96%	07/25/2047	855,757
	WaMu Mortgage Pass Through Certificates
1,630,255	Series 2005-AR4-A5	4.25%(b)	04/25/2035	1,594,173
8,180,695	Series 2006-AR18-1A1	3.53%(b)	01/25/2037	7,181,411
	Washington Mutual Alternative Mortgage Pass-Through Certificates
729,034	Series 2005-8-2CB3 (1 mo. Term SOFR + 0.52%, 0.41% Floor, 5.50% Cap)	4.20%	10/25/2035	693,561
	Washington Mutual Asset-Backed Certificates
5,788,959	Series 2006-HE5-2A2 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.15%	10/25/2036	2,010,312
2,125,983	Series 2006-HE5-2A3 (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.23%	10/25/2036	738,381
	Wells Fargo Alternative Loan Trust
399,409	Series 2007-PA5-1A1	6.25%	11/25/2037	342,950
	Wells Fargo Mortgage Backed Securities Trust
915,132	Series 2007-15-A1	6.00%	11/25/2037	893,214
3,994,391	Series 2007-AR6-A2	6.18%(b)	10/25/2037	3,946,986
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $501,299,746)			410,220,872

US CORPORATE BONDS - 13.6%
1,950,000	AbbVie, Inc.	4.88%	03/15/2030	1,989,371
1,295,000	Agree LP	2.90%	10/01/2030	1,196,650
1,198,000	Airbnb, Inc.	4.40%	03/16/2029	1,196,634
4,555,000	Aircastle Ltd. / Aircastle Ireland DAC	5.25%(a)	03/15/2030	4,596,007
874,000	Altria Group, Inc.	6.20%	11/01/2028	911,910
1,444,000	Altria Group, Inc.	4.50%	08/06/2030	1,438,244
5,243,000	American Electric Power Co., Inc.	5.20%	01/15/2029	5,351,562
3,928,000	American Express Co. (SOFR + 1.26%)	4.73%	04/25/2029	3,953,748
2,608,000	American National Global Funding	4.88%(a)	01/23/2031	2,554,737
7,871,000	American Tower Corp.	4.90%	03/15/2030	7,944,849
5,490,000	Amgen, Inc.	4.20%	02/19/2031	5,416,138
5,521,000	APA Corp.	4.25%	01/15/2030	5,435,506
2,836,000	AppLovin Corp.	5.13%	12/01/2029	2,853,107
3,222,000	Arrow Electronics, Inc.	5.15%	08/21/2029	3,258,218
3,842,000	Athene Global Funding (SOFR + 0.85%)	4.53%(a)	05/08/2026	3,843,832
1,616,000	Athene Global Funding	4.72%(a)	10/08/2029	1,590,777
2,565,000	Athene Global Funding	5.03%(a)	07/17/2030	2,539,550
2,388,000	Atlassian Corp.	5.25%	05/15/2029	2,402,915
1,612,000	Augusta SpinCo Corp.	4.40%	03/23/2029	1,607,810
578,000	Avery Dennison Corp.	4.88%	12/06/2028	583,861
681,000	Aviation Capital Group LLC	6.25%(a)	04/15/2028	700,480
5,783,000	Aviation Capital Group LLC	4.80%(a)	10/24/2030	5,723,285

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	93

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
1,739,000	Bank of America Corp. (3 mo. Term SOFR + 1.32%)	3.56%	04/23/2027	1,738,113
5,275,000	Bank of America Corp. (SOFR + 0.83%)	4.98%	01/24/2029	5,317,752
2,217,000	Biogen, Inc.	5.05%	01/15/2031	2,261,113
4,762,000	Black Hills Corp.	4.55%	01/31/2031	4,713,288
1,593,000	Boardwalk Pipelines LP	4.45%	07/15/2027	1,591,974
1,327,000	Broadcom, Inc.	5.05%	07/12/2029	1,354,670
1,390,000	Broadcom, Inc.	4.35%	02/15/2030	1,385,357
1,436,000	Broadcom, Inc.	4.20%	10/15/2030	1,419,795
761,000	Brown & Brown, Inc.	4.70%	06/23/2028	763,364
888,000	Brown & Brown, Inc.	4.50%	03/15/2029	884,231
2,567,000	Cardinal Health, Inc.	5.13%	02/15/2029	2,611,988
1,623,000	CenterPoint Energy, Inc.	5.40%	06/01/2029	1,664,017
1,422,000	Charles Schwab Corp. (SOFR + 1.05%)	4.74%	03/03/2027	1,428,011
5,421,000	Charles Schwab Corp. (SOFR + 0.94%)	4.34%	11/14/2031	5,363,169
2,449,000	Cheniere Energy Partners LP	4.50%	10/01/2029	2,439,053
3,102,000	Cheniere Energy, Inc.	4.63%	10/15/2028	3,094,791
2,820,000	Citigroup, Inc. (SOFR + 0.87%)	4.79%	03/04/2029	2,835,108
6,028,000	Citigroup, Inc. (SOFR + 1.34%)	4.54%	09/19/2030	6,008,343
5,378,000	CNH Industrial Capital LLC	4.50%	10/16/2030	5,311,214
2,041,000	Constellation Energy Generation LLC	3.90%	01/08/2028	2,025,554
2,800,000	CRH SMW Finance DAC	5.13%	01/09/2030	2,849,242
2,342,000	CubeSmart LP	4.38%	02/15/2029	2,327,611
1,568,000	Darden Restaurants, Inc.	4.35%	10/15/2027	1,564,948
942,000	DCP Midstream Operating LP	5.13%	05/15/2029	958,749
3,281,000	Dell International LLC / EMC Corp.	4.50%	02/15/2031	3,243,459
4,929,000	Delta Air Lines, Inc.	4.95%	07/10/2028	4,948,152
758,000	Devon Energy Corp.	5.25%	10/15/2027	758,300
2,842,000	Dominion Energy, Inc.	5.00%	06/15/2030	2,881,348
843,000	DT Midstream, Inc.	4.13%(a)	06/15/2029	825,508
3,044,000	DTE Energy Co.	5.20%	04/01/2030	3,105,572
3,340,000	Energy Transfer LP	6.05%	12/01/2026	3,371,357
2,527,000	Energy Transfer LP	6.10%	12/01/2028	2,626,947
2,958,000	Equifax, Inc.	4.80%	09/15/2029	2,976,468
1,216,000	Equinix Europe 2 Financing Corp. LLC	4.60%	11/15/2030	1,205,199
2,567,000	Essential Properties LP	2.95%	07/15/2031	2,313,370
1,239,000	Essential Utilities, Inc.	4.80%	08/15/2027	1,244,052
141,000	Essential Utilities, Inc.	3.57%	05/01/2029	137,056
4,837,000	Evergy Kansas Central, Inc.	4.70%	03/13/2028	4,861,944
412,000	Evergy, Inc.	4.25%	03/15/2029	408,961
1,701,000	Exelon Corp.	5.15%	03/15/2029	1,733,952
5,054,000	Extra Space Storage LP	5.50%	07/01/2030	5,186,509
5,393,000	Ferguson Enterprises, Inc.	4.35%	03/15/2031	5,308,117
1,020,000	FirstEnergy Transmission LLC	4.55%	01/15/2030	1,019,353
3,780,000	Fiserv, Inc.	4.75%	03/15/2030	3,747,488
2,646,000	GATX Corp.	4.70%	04/01/2029	2,652,530
1,375,000	GATX Corp.	4.00%	06/30/2030	1,339,276
3,261,000	GE HealthCare Technologies, Inc.	4.80%	08/14/2029	3,291,197
1,275,000	Global Payments, Inc.	5.30%	08/15/2029	1,285,004
2,247,000	Global Payments, Inc.	4.88%	11/15/2030	2,207,776
2,491,000	Goldman Sachs Group, Inc. (SOFR + 0.90%)	4.15%	10/21/2029	2,468,054
1,189,000	Goldman Sachs Group, Inc. (SOFR + 0.96%)	4.52%	01/21/2032	1,171,227
3,927,000	Hewlett Packard Enterprise Co.	4.05%	09/15/2027	3,902,939
3,215,000	Hewlett Packard Enterprise Co.	4.55%	10/15/2029	3,199,840
200,000	HSBC USA, Inc. (SOFR + 0.96%)	4.65%	03/04/2027	200,788
3,139,000	Hyundai Capital America	4.55%(a)	09/26/2029	3,126,592
4,567,000	Hyundai Capital America	5.40%(a)	06/24/2031	4,647,833
1,992,000	Illumina, Inc.	4.65%	09/09/2026	1,992,476
6,074,000	Jackson National Life Global Funding	4.60%(a)	10/01/2029	6,021,305
2,722,000	Jacobs Solutions, Inc.	4.75%	03/03/2031	2,684,963
2,852,000	JPMorgan Chase & Co. (SOFR + 0.92%)	4.60%	04/22/2028	2,861,374

Principal Amount $	Security Description	Rate	Maturity	Value $
5,291,000	JPMorgan Chase & Co. (SOFR + 0.80%)	4.92%	01/24/2029	5,337,872
2,590,000	Kinder Morgan, Inc.	5.00%	02/01/2029	2,629,469
1,557,000	LPL Holdings, Inc.	4.63%(a)	11/15/2027	1,546,242
1,380,000	M&T Bank Corp. (SOFR + 0.93%)	4.83%	01/16/2029	1,387,297
3,210,000	Marriott International, Inc./MD	4.80%	03/15/2030	3,240,346
5,681,000	Mars, Inc.	4.80%(a)	03/01/2030	5,741,883
2,316,000	Marvell Technology, Inc.	5.75%	02/15/2029	2,391,589
1,809,000	Marvell Technology, Inc.	4.75%	07/15/2030	1,815,841
4,610,000	MasTec, Inc.	4.50%(a)	08/15/2028	4,561,396
2,421,000	Meritage Homes Corp.	5.13%	06/06/2027	2,428,173
3,362,000	Molex Electronic Technologies LLC	4.75%(a)	04/30/2028	3,376,821
2,599,000	MPLX LP	4.80%	02/15/2029	2,621,138
2,395,000	National Fuel Gas Co.	5.50%	03/15/2030	2,450,839
2,790,000	National Securities Clearing Corp.	4.70%(a)	05/20/2030	2,818,224
312,000	New York Life Global Funding (SOFR + 0.48%)	4.17%(a)	06/09/2026	312,092
428,000	New York Life Global Funding	4.70%(a)	01/29/2029	432,046
3,216,000	NGPL PipeCo LLC	4.88%(a)	08/15/2027	3,223,205
4,588,000	Niagara Mohawk Power Corp.	4.65%(a)	10/03/2030	4,571,734
1,404,000	NiSource, Inc.	5.25%	03/30/2028	1,426,649
1,120,000	NiSource, Inc.	5.20%	07/01/2029	1,142,562
2,665,000	Northrop Grumman Corp.	4.65%	07/15/2030	2,681,276
4,039,000	Northrop Grumman Systems Corp.	7.75%	02/15/2031	4,585,855
1,453,000	Omega Healthcare Investors, Inc.	4.75%	01/15/2028	1,452,329
1,584,000	O'Reilly Automotive, Inc.	5.75%	11/20/2026	1,597,435
282,000	Pacific Life Global Funding II (SOFR + 0.62%)	4.31%(a)	06/04/2026	282,209
2,103,000	Paychex, Inc.	5.10%	04/15/2030	2,122,739
5,109,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	5.25%(a)	02/01/2030	5,187,794
2,587,000	Phillips Edison Grocery Center Operating Partnership I LP	2.63%	11/15/2031	2,292,203
664,000	Pinnacle West Capital Corp.	4.90%	05/15/2028	669,311
1,140,000	Progressive Corp.	4.60%	03/26/2031	1,143,100
2,444,000	Public Service Enterprise Group, Inc.	5.85%	11/15/2027	2,498,686
2,769,000	Public Service Enterprise Group, Inc.	5.88%	10/15/2028	2,859,244
2,389,000	Quanta Services, Inc.	4.50%	01/15/2031	2,372,075
4,611,000	Rentokil Terminix Funding LLC	5.00%(a)	04/28/2030	4,631,162
4,836,000	Republic Services, Inc.	4.75%	07/15/2030	4,900,077
688,000	Roper Technologies, Inc.	4.25%	09/15/2028	683,791
5,230,000	Royal Caribbean Cruises Ltd.	5.63%(a)	09/30/2031	5,282,841
5,371,000	Royalty Pharma PLC	4.45%	03/25/2031	5,306,459
1,956,000	Ryder System, Inc.	4.30%	12/01/2030	1,924,185
1,714,000	Sonoco Products Co.	4.45%	09/01/2026	1,715,162
819,000	Southern Co. Gas Capital Corp.	4.05%	09/15/2028	813,139
1,986,000	Southern Power Co.	4.25%	10/01/2030	1,961,183
2,337,000	Store Capital LLC	4.95%(a)	02/11/2031	2,317,782
2,635,000	Sysco Corp.	5.10%	09/23/2030	2,656,654
5,614,000	Targa Resources Corp.	4.35%	04/15/2031	5,497,579
4,243,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50%	03/01/2030	4,283,911
1,077,000	Textron, Inc.	3.90%	09/17/2029	1,055,323
4,927,000	T-Mobile USA, Inc.	3.50%	04/15/2031	4,661,471
4,370,000	Truist Financial Corp. (SOFR + 2.45%)	7.16%	10/30/2029	4,646,290
1,315,000	Uber Technologies, Inc.	4.15%	01/15/2031	1,286,647
1,450,000	Veralto Corp.	5.35%	09/18/2028	1,482,143
773,000	Verisk Analytics, Inc.	4.45%	03/15/2031	760,551
5,105,000	Wells Fargo & Co. (SOFR + 1.07%)	4.75%	04/22/2028	5,124,409
2,485,000	Wells Fargo & Co. (SOFR + 1.79%)	6.30%	10/23/2029	2,588,461
2,277,000	Wells Fargo & Co. (SOFR + 1.50%)	5.15%	04/23/2031	2,316,326

94	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
459,000	Western Midstream Operating LP	6.35%	01/15/2029	478,078
3,066,000	Western Midstream Operating LP	4.05%	02/01/2030	2,978,300
5,292,000	Westinghouse Air Brake Technologies Corp.	4.90%	05/29/2030	5,351,625
3,210,000	Williams Cos., Inc.	4.80%	11/15/2029	3,239,926
	Total US Corporate Bonds (Cost $384,960,873)			385,100,081

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 6.5%
	Federal Home Loan Mortgage Corp.
4,935,642	Pool RB5247	5.50%	08/01/2043	5,013,502
4,844,369	Pool SL0223	5.50%	02/01/2055	4,933,057
4,508,107	Pool SL0536	5.50%	02/01/2055	4,583,706
5,191,152	Pool SL2711	5.50%	09/01/2055	5,260,888
1,674,201	Series 3072-FB (30 day avg SOFR US + 0.66%, 0.55% Floor, 7.00% Cap)	4.34%	11/15/2035	1,671,149
176,766	Series 3417-SM (-1 x 30 day avg SOFR US + 6.17%, 0.00% Floor, 6.28% Cap)	2.49%(g)(h)	02/15/2038	17,409
1,483,906	Series 4917-FE (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	4.23%	10/25/2049	1,460,025
3,012,002	Series 5473-DF (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	4.81%	11/25/2054	3,024,759
3,260,226	Series 5475-FG (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap)	4.81%	11/25/2054	3,274,248
4,521,284	Series 5512-FA (30 day avg SOFR US + 0.90%, 0.90% Floor, 6.00% Cap)	4.56%	03/25/2055	4,498,642
3,570,309	Series 5524-AF (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	4.86%	04/25/2055	3,583,907
3,537,802	Series 5525-FA (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	4.86%	04/25/2055	3,556,443
4,336,390	Series 5536-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	4.86%	05/25/2054	4,359,014
4,843,049	Series 5596-FH (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.00% Cap)	4.86%	11/25/2055	4,853,437
4,165,943	Series 5598-DF (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.00% Cap)	4.91%	11/25/2055	4,179,111
4,519,125	Series 5612-FJ (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.00% Cap)	4.86%	11/25/2055	4,516,374
4,359,965	Series 5632-CF (30 day avg SOFR US + 0.95%, 0.95% Floor, 6.00% Cap)	4.61%	02/25/2056	4,304,447
3,685,962	Series 5638-AF (30 day avg SOFR US + 1.00%, 1.00% Floor, 6.00% Cap)	4.66%	03/25/2056	3,675,463
10,000,000	Series 5646-FG (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.00% Cap)	4.80%	06/25/2055	9,970,572
3,300,000	Series 5650-CF (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.00% Cap)	4.91%	04/25/2056	3,310,408

Principal Amount $	Security Description	Rate	Maturity	Value $
	Federal National Mortgage Association
649,129	Pool AL2987 (RFUCCT1Y + 1.62%, 1.62% Floor, 7.29% Cap)	6.30%	11/01/2042	676,537
424,319	Pool BM3520 (RFUCCT1Y + 1.56%, 1.56% Floor, 6.96% Cap)	6.22%	05/01/2045	441,666
4,897,426	Pool CB9973	5.50%	02/01/2055	4,990,187
5,721,597	Pool FA1444	5.50%	04/01/2055	5,758,755
5,570,115	Pool FA3995	5.50%	01/01/2055	5,656,874
4,652,792	Pool FS7622	5.50%	04/01/2054	4,740,245
98,962	Pool MA1200	3.00%	10/01/2032	95,548
3,221,575	Pool MA5086	5.00%	07/01/2043	3,263,431
3,298,638	Pool MA5112	5.00%	08/01/2043	3,295,883
2,688,318	Pool MA5806	5.50%	08/01/2045	2,721,088
1,615,770	Series 2014-10-KF (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	4.23%	03/25/2044	1,599,688
1,361,495	Series 2016-8-FA (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	4.23%	03/25/2046	1,342,873
4,850,168	Series 2019-25-SB (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	2.27%(g)(h)	06/25/2049	471,320
10,173,170	Series 2022-68-FB (30 day avg SOFR US + 0.87%, 0.87% Floor, 6.00% Cap)	4.53%	10/25/2052	10,076,658
2,520,513	Series 2023-M4-A1	3.77%(b)	09/25/2032	2,489,044
3,858,954	Series 2025-15-FQ (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	4.86%	04/25/2055	3,879,724
3,600,847	Series 2025-26-FK (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	4.86%	06/25/2054	3,619,770
7,363,940	Series 2026-12-FA (30 day avg SOFR US + 1.00%, 1.00% Floor, 6.00% Cap)	4.66%	03/25/2056	7,317,886
5,750,000	Series 2026-21-FC (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.00% Cap)	4.92%	07/25/2054	5,723,254
7,500,000	Series 2026-22-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.00% Cap)	4.87%	04/25/2056	7,488,281
4,175,000	Series 2026-27-QF (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.00% Cap)	4.82%	04/25/2056	4,170,979
	FREMF Mortgage Trust
2,433,468	Series 2016-KF18-B (30 day avg SOFR US + 5.61%, 5.50% Floor)	9.28%(a)	05/25/2026	2,431,003
124,762,277	Series 2017-K67-X2B	0.10%(a)(g)	09/25/2049	157,824
2,481,119	Series 2017-KF30-B (30 day avg SOFR US + 3.36%, 3.25% Floor)	7.03%(a)	03/25/2027	2,471,780
878,676	Series 2019-KF69-B (30 day avg SOFR US + 2.41%, 2.30% Floor)	6.08%(a)	08/25/2029	848,520
	Government National Mortgage Association
1,621,496	Series 2016-121-JF (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.50% Cap)	4.19%	09/20/2046	1,594,025
2,147,476	Series 2022-183-B	5.00%	04/20/2047	2,143,035
4,392,104	Series 2025-196-QF (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.00% Cap)	4.82%	11/20/2055	4,398,941
7,068,282	Series 2025-211-FD (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.00% Cap)	4.77%	12/20/2055	7,063,130

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	95

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
	STRU
2,700,000	Series BA-6980-F140 (30 day avg SOFR US + 1.40%, 1.40% Floor, 6.00% Cap)	5.10%(e)	03/26/2056	2,703,375
	Total US Government and Agency Mortgage Backed Obligations (Cost $184,263,450)			183,677,885

US GOVERNMENT AND AGENCY OBLIGATIONS - 25.9%
10,483,460	United States Treasury Inflation Indexed Bonds	2.38%	01/15/2027	10,668,170
15,321,068	United States Treasury Inflation Indexed Bonds	0.13%(i)	04/15/2027	15,235,728
7,795,658	United States Treasury Inflation Indexed Bonds	1.63%	10/15/2027	7,919,139
96,350,000	United States Treasury Note/Bond	0.63%	03/31/2027	93,471,460
4,900,000	United States Treasury Note/Bond	0.50%(i)	06/30/2027	4,704,383
220,000,000	United States Treasury Note/Bond	3.50%	10/31/2027	218,857,032
210,000,000	United States Treasury Note/Bond	0.75%(i)	01/31/2028	198,659,179
100,000,000	United States Treasury Note/Bond	3.50%	11/15/2028	99,199,219

Principal Amount $	Security Description	Rate	Maturity	Value $
100,000,000	United States Treasury Note/Bond	0.88%(i)	11/15/2030	87,179,688
	Total US Government and Agency Obligations (Cost $738,560,313)			735,893,998

Shares/Principal Amount $
SHORT TERM INVESTMENTS - 3.5%
17,046,155	First American Government Obligations Fund - U	3.60%(j)		17,046,155
17,046,155	JPMorgan US Government Money Market Fund - IM	3.60%(j)		17,046,155
17,046,155	MSILF Government Portfolio - Institutional	3.57%(j)		17,046,155
50,000,000	United States Treasury Bill	0.00%	11/27/2026	48,825,283
	Total Short Term Investments (Cost $99,985,365)			99,963,748
	Total Investments - 105.4% (Cost $3,198,485,520)			2,994,888,228
	Other Liabilities in Excess of Assets - (5.4)%			(153,941,209)
	NET ASSETS - 100.0%			$2,840,947,019

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	25.9%
Non-Agency Residential Collateralized Mortgage Obligations	14.4%
US Corporate Bonds	13.6%
Non-Agency Commercial Mortgage Backed Obligations	12.8%
Collateralized Loan Obligations	10.6%
Asset Backed Obligations	9.4%
US Government and Agency Mortgage Backed Obligations	6.5%
Foreign Corporate Bonds	5.9%
Short Term Investments	3.5%
Bank Loans	2.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.7%
Other Assets and Liabilities	(5.4)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	25.9%
Non-Agency Residential Collateralized Mortgage Obligations	14.4%
Non-Agency Commercial Mortgage Backed Obligations	12.8%
Collateralized Loan Obligations	10.6%
Asset Backed Obligations	9.4%
US Government and Agency Mortgage Backed Obligations	6.5%
Short Term Investments	3.5%
Banking	3.5%
Energy	2.3%
Utilities	2.0%
Finance	1.6%
Technology	1.5%
Transportation	1.1%
Construction	0.8%
Mining	0.8%
Insurance	0.7%
Aerospace & Defense	0.6%
Pharmaceuticals	0.6%
Real Estate	0.6%
Healthcare	0.5%
Telecommunications	0.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.5%
Food Products	0.5%
Hotels/Motels/Inns and Casinos	0.4%
Automotive	0.4%
Industrial Equipment	0.4%
Beverage and Tobacco	0.3%

96	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)

Commercial Services	0.3%
Diversified Manufacturing	0.2%
Consumer Products	0.2%
Business Equipment and Services	0.2%
Media	0.2%
Building and Development (including Steel/Metals)	0.2%
Pulp & Paper	0.2%
Leisure	0.2%
Retailers (other than Food/Drug)	0.2%
Environmental Control	0.2%
Electronics/Electric	0.2%
Chemicals/Plastics	0.1%
Containers and Glass Products	0.1%
IT Services	0.1%
Food Service	0.1%
Other Assets and Liabilities	(5.4)%
Net Assets	100.0%

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2026, the value of these securities total $1,266,900,086 or 44.6% of the Fund's net assets.
(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)
Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(d)
Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(e)
Value determined using significant unobservable inputs.
(f)
Perpetual maturity. The date disclosed is the next call date of the security.
(g)
Interest only security
(h)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(i)
All or a portion of security has been pledged as collateral.
(j)
Seven-day yield as of period end.
CMT
Constant Maturity Treasury Rate
RFUCCT
Refinitive USD IBOR Consumer Cash Fallbacks
SOFR
Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	97

March 31, 2026
Swap Agreements
Excess Return Swaps

Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	05/06/2026	$80,000,000	$7,396,016	$—	$7,396,016
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	05/27/2026	50,000,000	1,250,872	—	1,250,872
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	05/20/2026	75,000,000	(401,348)	—	(401,348)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	04/10/2026	50,000,000	(420,340)	—	(420,340)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	05/14/2026	60,000,000	(545,572)	—	(545,572)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	11/26/2026	35,000,000	(1,312,308)	—	(1,312,308)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	11/19/2026	53,000,000	(1,394,374)	—	(1,394,374)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	04/22/2026	55,000,000	(1,400,695)	—	(1,400,695)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	04/29/2026	90,000,000	(1,880,489)	—	(1,880,489)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	06/12/2026	69,000,000	(1,897,307)	—	(1,897,307)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	02/18/2027	31,000,000	(2,190,616)	—	(2,190,616)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	06/18/2026	55,000,000	(2,244,003)	—	(2,244,003)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	06/26/2026	85,000,000	(2,461,654)	—	(2,461,654)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	03/24/2027	76,000,000	(2,534,229)	—	(2,534,229)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	12/09/2026	52,000,000	(2,661,239)	—	(2,661,239)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	06/03/2026	92,000,000	(2,977,243)	—	(2,977,243)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	07/31/2026	45,000,000	(2,989,308)	—	(2,989,308)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	12/18/2026	55,000,000	(3,012,285)	—	(3,012,285)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Morgan Stanley	Long	0.36%	Termination	04/03/2026	70,000,000	(3,047,985)	—	(3,047,985)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	08/06/2026	65,000,000	(3,055,417)	—	(3,055,417)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/24/2026	56,000,000	(3,056,669)	—	(3,056,669)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	08/12/2026	70,000,000	(3,248,420)	—	(3,248,420)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	10/01/2026	53,000,000	(3,357,097)	—	(3,357,097)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	12/04/2026	55,000,000	(3,379,394)	—	(3,379,394)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Morgan Stanley	Long	0.36%	Termination	01/15/2027	60,000,000	(3,486,873)	—	(3,486,873)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	03/12/2027	74,000,000	(3,540,929)	—	(3,540,929)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	10/09/2026	70,000,000	(3,810,771)	—	(3,810,771)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	12/31/2026	69,000,000	(3,900,788)	—	(3,900,788)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	11/06/2026	80,000,000	(3,931,491)	—	(3,931,491)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	11/13/2026	72,000,000	(4,023,952)	—	(4,023,952)

98	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced CAPE® (Cont.)

Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	07/17/2026	72,000,000	(4,064,143)	$—	(4,064,143)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	10/16/2026	70,000,000	(4,218,073)	—	(4,218,073)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	10/22/2026	74,000,000	(4,232,708)	—	(4,232,708)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	07/08/2026	92,000,000	(4,252,419)	—	(4,252,419)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	02/25/2027	66,000,000	(4,364,940)	—	(4,364,940)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	08/28/2026	75,000,000	(4,587,521)	—	(4,587,521)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Morgan Stanley	Long	0.36%	Termination	02/12/2027	70,000,000	(4,599,404)	—	(4,599,404)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Bank of America Securities, Inc.	Long	0.38%	Termination	01/06/2027	79,000,000	(4,619,332)	—	(4,619,332)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Canadian Imperial Bank Of Commerce	Long	0.40%	Termination	01/27/2027	92,000,000	(4,847,943)	—	(4,847,943)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Morgan Stanley	Long	0.36%	Termination	03/05/2027	80,000,000	(5,032,281)	—	(5,032,281)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Morgan Stanley	Long	0.36%	Termination	02/03/2027	85,000,000	(5,663,278)	—	(5,663,278)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	09/03/2026	90,000,000	(5,873,416)	—	(5,873,416)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	Barclays Capital, Inc.	Long	0.40%	Termination	09/11/2026	90,000,000	(5,972,994)	—	(5,972,994)
Shiller Barclays CAPE® US Sector II ER USD Index(1)	BNP Paribas Securities Corp.	Long	0.39%	Termination	01/21/2027	100,000,000	(6,590,570)	—	(6,590,570)
							$(132,434,930)	$—	$(132,434,930)

(1)
Shiller Barclays CAPE® US Sector II ER USD Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each U.S. equity sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of March 31, 2026, is available on the Barclays Capital, Inc. website at https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXIICS2E.
The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	99

Schedule of Investments DoubleLine Flexible Income Fund	March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 5.6%
	Affirm, Inc.
2,250,000	Series 2024-X2-D	6.08%(a)	12/17/2029	2,256,208
	Apollo Aviation Securitization Equity Trust
835,144	Series 2022-1A-A	6.00%(a)	05/16/2047	846,324
1,603,933	Series 2024-1A-B	6.90%(a)	05/16/2049	1,614,979
1,350,140	Series 2024-2A-B	6.61%(a)	09/16/2049	1,350,730
2,757,385	Series 2025-1A-B	6.58%(a)	02/16/2050	2,761,472
	Blue Stream Communications LLC
1,000,000	Series 2024-1A-B	6.04%(a)	11/20/2054	1,009,267
1,000,000	Series 2024-1A-C	8.71%(a)	11/20/2054	1,034,051
	Business Jet Securities LLC
1,327,782	Series 2024-2A-C	7.97%(a)	09/15/2039	1,335,547
	CAI International, Inc.
528,750	Series 2020-1A-B	3.50%(a)	09/25/2045	509,286
	Castlelake Aircraft Securitization Trust
2,468,915	Series 2018-1-B	5.30%(a)	06/15/2043	2,432,622
1,814,174	Series 2025-1A-A	5.78%(a)	02/15/2050	1,828,577
400,000	Series 2026-1A-B	5.76%(a)	03/15/2051	394,369
	Compass Datacenters LLC
500,000	Series 2024-2A-B2	6.00%(a)	08/25/2049	498,997
1,500,000	Series 2025-1A-A3	5.85%(a)	02/25/2050	1,504,737
	DataBank Issuer II LLC
3,000,000	Series 2025-1A-B	5.67%(a)	09/27/2055	2,891,102
	DigitalBridge Group, Inc.
2,000,000	Series 2023-1A-B	5.75%(a)	09/15/2048	1,975,994
	Dividend Solar Loans LLC
743,478	Series 2018-1-B	4.29%(a)	07/20/2038	702,885
516,810	Series 2018-2-B	4.25%(a)	12/20/2038	486,272
	European Wax Center, Inc.
1,925,000	Series 2022-1A-A2	5.50%(a)	03/15/2052	1,911,234
	ExteNet LLC
1,500,000	Series 2024-1A-C	9.05%(a)	07/25/2054	1,545,573
	GreenSky LLC
516,500	Series 2024-2-D	6.43%(a)	10/27/2059	522,637
2,100,000	Series 2025-3A-E	7.83%(a)	12/27/2060	2,140,527
	Hilton Grand Vacations, Inc.
809,761	Series 2025-3EXT-D	7.38%(a)	10/25/2044	816,732
	JOL Air Ltd.
223,547	Series 2019-1-B	4.95%(a)	04/15/2044	223,776
	Luminace Issuer LLC
697,863	Series 2024-1-A	5.87%(a)	10/30/2031	688,927
	Lunar Structured Aircraft Portfolio Notes
1,462,699	Series 2021-1-C	5.68%(a)	10/15/2046	1,447,254
	Mariner Finance Issuance Trust
2,250,000	Series 2024-BA-A	4.91%(a)	11/20/2038	2,259,719
	Marlette Funding Trust
322,889	Series 2022-1A-D	3.39%(a)	04/15/2032	319,795
	Mosaic Solar Loans LLC
2,031,783	Series 2025-1A-A	6.12%(a)	08/22/2050	2,009,549
	Pagaya AI Debt Selection Trust
556,506	Series 2021-3-C	3.27%(a)	05/15/2029	550,314
2,499,903	Series 2025-5-C	5.64%(a)	03/15/2033	2,509,007
	Phantom Aviation
1,743,598	Series 2026-1A-B	6.03%(a)	01/15/2051	1,759,686
	PK ALIFT Loan Funding LLC
2,700,000	Series 2026-1-D	5.60%(a)	09/15/2043	2,660,067
	QTS Issuer ABS LLC
2,500,000	Series 2025-1A-B	5.93%(a)	05/25/2055	2,450,290
3,000,000	Series 2025-1A-B	5.78%(a)	10/05/2055	2,909,410

Principal Amount $	Security Description	Rate	Maturity	Value $
	Scalelogix ABS US Issuer LLC
2,500,000	Series 2025-1A-B	6.16%(a)	07/25/2055	2,462,649
	SSI ABS Issuer LLC
723,308	Series 2025-1-A	6.15%(a)	07/25/2065	718,593
	Start/Bermuda
204,321	Series 2018-1-A	4.09%(a)	05/15/2043	210,941
	Subway Funding LLC
987,500	Series 2024-3A-A23	5.91%(a)	07/30/2054	965,328
	Switch Ltd.
1,500,000	Series 2024-1A-B	6.50%(a)	03/25/2054	1,501,770
1,000,000	Series 2024-2A-C	10.03%(a)	06/25/2054	1,020,696
	Tesla Sustainable Energy Trust
1,500,000	Series 2024-1A-C	6.25%(a)	06/21/2050	1,491,934
	Uniti Group LP
2,500,000	Series 2025-1A-B	6.37%(a)	04/20/2055	2,544,244
	Upgrade Master Pass-Thru Trust
2,000,000	Series 2025-ST6-C	5.78%(a)	10/15/2032	1,987,123
	Upstart Securitization Trust
51,266	Series 2021-4-C	3.19%(a)	09/20/2031	51,192
2,850,000	Series 2024-1-B	6.24%(a)	11/20/2034	2,882,855
2,100,000	Series 2025-2-C	6.02%(a)	06/20/2035	2,121,328
2,650,000	Series 2025-3-C	5.43%(a)	09/20/2035	2,639,437
	Vital Care Issuer LLC
2,000,000	Series 2025-1A-A2	6.74%(a)	01/30/2056	2,013,380
	Vivant Solar Financing V Parent LLC
4,009,222	Series 2018-1A-A	4.73%(a)	04/30/2048	3,908,763
	Willis Lease Finance Corp.
2,471,559	Series 2025-B-B	5.70%(a)	12/15/2050	2,485,127
	Total Asset Backed Obligations (Cost $81,032,661)			81,163,276

BANK LOANS - 9.0%
	1261229 BC Ltd.
322,563	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.25%, 0.00% Floor)	9.92%	10/08/2030	312,168
	ABG Intermediate Holdings 2 LLC
54,175	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.92%	12/21/2028	54,126
	Acrisure LLC
2,139,714	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	11/06/2030	2,077,128
357,300	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%	06/21/2032	346,804
	ADMI Corp.
601,315	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.86%, 0.50% Floor)	7.54%	12/23/2027	565,537
	AI Aqua Merger Sub, Inc.
1,222,461	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.41%	07/31/2028	1,221,123
63,268	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.41%	07/31/2028	63,199
1,285,729	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.41%	07/31/2028	1,284,321

100	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
	Alera Group, Inc.
537,303	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	05/28/2032	522,251
205,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.50% Floor)	9.18%	05/31/2033	198,594
	Alkermes, Inc.
480,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	08/12/2031	484,203
	Allied Universal Holdco LLC
885,550	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%	08/20/2032	886,657
	Allison Transmission, Inc.
690,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.42%	01/03/2033	693,277
	Allspring Buyer LLC
741,510	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	6.70%	11/01/2030	743,015
	Alpha Generation LLC
844,378	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.42%	09/30/2031	843,276
	Alterra Mountain Co.
319,198	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	08/17/2028	319,498
256,581	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	05/31/2030	256,902
	American Axle & Manufacturing, Inc.
435,600	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.91%	02/03/2033	434,513
	AmWINS Group, Inc.
751,741	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	01/30/2032	747,613
	Applied Systems, Inc.
125,000	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%	02/23/2032	123,828
	Apro LLC
884,747	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.43%	07/09/2031	888,617
	Ardonagh Group Finco Pty Ltd.
293,128	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.37%	02/18/2031	286,717
389,824	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.37%	02/18/2031	381,299
33,266	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.45%	02/18/2031	32,538

Principal Amount $	Security Description	Rate	Maturity	Value $
	Ascend Learning LLC
1,416,331	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.67%	12/11/2028	1,385,880
	Aspire Bakeries Holdings LLC
391,050	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	12/23/2030	392,028
	Asurion LLC
111,869	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.36%, 0.00% Floor)	9.03%	01/22/2029	111,320
442,247	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.92%	09/19/2030	437,825
141,015	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.92%	09/19/2030	139,755
	AthenaHealth Group, Inc.
590,892	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.50% Floor)	6.42%	02/15/2029	580,921
	Aveanna Healthcare LLC
1,170,559	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.42%	09/17/2032	1,171,367
	Bausch + Lomb Corp.
1,934,788	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.42%	01/15/2031	1,941,443
	BCP Renaissance Parent LLC
262,949	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	5.95%	10/31/2031	262,292
	BCPE Empire Holdings, Inc.
1,079,104	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	6.92%	12/26/2030	1,064,715
315,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.17%	12/29/2032	310,670
	BioMarin Pharmaceutical, Inc.
505,000	Senior Secured Term Loan (1 mo. Term SOFR + 1.75%)	5.42%	01/29/2033	504,371
	Blackfin Pipeline LLC
513,713	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.69%	09/29/2032	517,165
	Boots Group Finco LP
433,913	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%	08/30/2032	435,991
	Boxer Parent Co., Inc.
1,477,183	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	07/30/2031	1,373,625
300,533	Senior Secured Second Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.00% Floor)	9.42%	07/30/2032	253,201

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	101

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Brown Group Holding LLC
172,532	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	07/01/2031	172,974
103,077	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	07/01/2031	103,368
159,744	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	07/01/2031	160,193
75,295	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	07/01/2031	75,507
478,377	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	07/01/2031	479,604
	Caesars Entertainment, Inc.
2,184,239	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.50% Floor)	5.92%	02/06/2031	2,126,902
	Camelot US Acquisition LLC
441,377	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	01/31/2031	383,539
9,359	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	01/31/2031	8,133
102,361	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	01/31/2031	88,948
	Cengage Learning, Inc.
1,000,137	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	03/24/2031	981,799
588,081	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.68%	03/24/2031	577,299
	Central Parent LLC
182,284	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	6.95%	07/06/2029	130,577
	Chariot Buyer LLC
1,357,564	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	09/08/2032	1,346,771
	CHG Healthcare Services, Inc.
1,938,877	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.42%	09/29/2028	1,942,813
	Clarios Global LP
507,291	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	05/06/2030	506,340
	Clear Channel Outdoor Holdings, Inc.
375,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.78%	08/23/2028	376,500
	Cloud Software Group, Inc.
739	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	6.95%	08/16/2032	679

Principal Amount $	Security Description	Rate	Maturity	Value $
293,521	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	6.95%	08/16/2032	269,410
	Clydesdale Acquisition Holdings, Inc.
298,773	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.18%, 0.50% Floor)	6.84%	04/13/2029	285,769
139,648	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	6.92%	04/01/2032	130,798
	CNT Holdings I Corp.
335,635	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.75% Floor)	6.17%	11/08/2032	335,870
	Colossus Acquireco LLC
1,447,725	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.38%	07/30/2032	1,444,670
	Columbus McKinnon Corp./NY
644,608	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.20%	02/03/2033	642,996
	Compass Power Generation LLC
427,521	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%	04/16/2029	430,650
	CompoSecure Holdings LLC
605,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.93%	01/14/2033	604,625
	Construction Partners, Inc.
474,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	11/03/2031	474,519
	CoreLogic, Inc.
481,386	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.61%, 0.50% Floor)	7.28%	06/02/2028	461,531
	Cornerstone Building Brands, Inc.
207,353	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	7.02%	04/12/2028	118,561
49,250	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.50% Floor)	8.17%	05/15/2031	23,985
	Cornerstone Generation LLC
743,133	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.92%	08/11/2032	744,727
	Cotiviti, Inc.
1,023,603	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	05/01/2031	945,558
143,913	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	03/29/2032	132,831
	CPI Holdco B LLC
664,195	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	05/19/2031	660,648

102	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
	CPPIB OVM Member US LLC
291,410	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.95%	08/20/2031	291,665
	CQP Holdco LP
355,516	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.00% Floor)	5.45%	12/31/2032	354,239
	Creative Artists Agency LLC
694,630	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	10/01/2031	695,009
	Crown Finance US, Inc.
964,994	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%	12/02/2031	956,999
	CSC Holdings LLC
301,736	Senior Secured First Lien Term Loan (Prime Rate + 1.50%, 0.00% Floor)	8.25%	04/15/2027	266,660
	Curium Bidco Sarl
103,238	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	08/07/2031	103,173
59,043	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	08/07/2031	59,006
26,234	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	08/07/2031	26,218
	Cyborg Oldco DC Holdings, Inc.
98,874	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	7.30%(b)(c)	05/01/2026	—
	Dayforce Bidco LLC
1,490,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.66%	02/04/2033	1,413,429
	Deep Blue Operating I LLC
245,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	10/01/2032	246,225
	Dexko Global, Inc.
285,807	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.01%, 0.50% Floor)	7.68%	10/04/2028	280,699
	DG Investment Intermediate Holdings 2, Inc.
1,446,375	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%	07/12/2032	1,447,279
120,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.17%	07/29/2033	117,600
	Directv Financing LLC
277,534	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.51%, 0.75% Floor)	9.18%	08/02/2029	278,669
	Dynasty Acquisition Co., Inc.
279,002	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	10/31/2031	279,472

Principal Amount $	Security Description	Rate	Maturity	Value $
106,123	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	10/31/2031	106,302
	Eagle Parent Corp.
70,087	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.95%	04/02/2029	70,314
70,087	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.95%	04/02/2029	70,314
722,597	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.95%	04/02/2029	724,930
	Ecovyst Catalyst Technologies LLC
270,838	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	06/12/2031	271,393
104,466	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	06/12/2031	104,680
	Edelman Financial Engines Center LLC
722,431	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	04/07/2028	722,572
405,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	8.92%	10/06/2028	402,064
	EG America LLC
955,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%	02/10/2031	956,910
	Eisner Advisory Group LLC
875,872	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	7.67%	02/28/2031	836,457
	Element Materials Technology Group US Holdings, Inc.
384,844	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.50% Floor)	7.20%	06/25/2029	386,530
	Ellucian Holdings, Inc.
30,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.42%	11/22/2032	28,819
	Emrld Borrower LP
413,897	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	5.95%	08/04/2031	413,682
	Enviri Corp.
738,097	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.36%, 0.50% Floor)	6.03%	03/10/2028	737,175
	Fertitta Entertainment LLC/NV
1,339,631	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.50% Floor)	6.92%	01/29/2029	1,316,188
	First Advantage Holdings LLC
456,502	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.45%	10/31/2031	445,470

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	103

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	First Eagle Holdings, Inc.
259,869	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.20%	08/16/2032	256,621
	Focus Financial Partners LLC
1,608,877	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	09/15/2031	1,560,522
	Fortrea Holdings, Inc.
15,332	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.50% Floor)	7.17%	07/01/2030	14,803
	Freeport LNG Investments LLLP
795,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.00% Floor)	6.89%	01/31/2033	796,328
	Froneri US, Inc.
631,195	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.88%	09/30/2032	620,193
1,084,866	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.88%	09/30/2032	1,065,957
468,465	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.88%	09/30/2032	460,299
	Gainwell Acquisition Corp.
1,143,221	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.10%, 0.75% Floor)	7.80%	10/01/2027	1,112,263
	Garda World Security Corp.
891,592	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	02/01/2029	887,134
	GBT US III LLC
730,351	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	07/28/2031	716,839
	Genmab AS
365,625	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.70%	12/13/2032	367,424
	GIP Pilot Acquisition Partners LP
150,994	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.00%, 0.00% Floor)	5.65%	10/04/2030	151,372
	Gogo Intermediate Holdings LLC
464,496	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.86%, 0.75% Floor)	7.53%	04/28/2028	407,830
	Golden State Foods LLC
475,128	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.20%	12/04/2031	476,353
	Graham Packaging Co., Inc.
775,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.92%	01/26/2033	768,382

Principal Amount $	Security Description	Rate	Maturity	Value $
	Grant Thornton Advisors LLC
1,466,004	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	05/30/2031	1,372,239
	Great Outdoors Group LLC
710,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	6.92%	01/23/2032	710,533
	Green Infrastructure Partners, Inc.
610,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.45%	09/24/2032	610,000
	Herc Holdings, Inc.
194,513	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.00% Floor)	5.43%	06/02/2032	195,120
	Hexion Holdings Corp.
312,036	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.50% Floor)	7.67%	03/15/2029	299,230
	Hightower Holding LLC
1,563,332	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.00% Floor)	6.41%	02/03/2032	1,549,661
	HomeServe USA Holding Corp.
181,300	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.68%	10/21/2030	180,167
	Hopper Merger Sub, Inc.
1,480,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.25%)	5.92%	01/14/2033	1,464,186
	HUB International Ltd.
793,298	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.75% Floor)	5.92%	06/20/2030	792,422
	iHeartCommunications, Inc.
252,760	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.89%, 0.00% Floor)	9.56%	05/01/2029	222,310
	INEOS US Finance LLC
269,963	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%	02/19/2030	236,724
	INEOS US Petrochem LLC
286,926	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.92%	10/07/2031	204,614
	ION Platform Finance US, Inc.
823,422	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.45%	09/30/2032	666,284
146,578	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.00% Floor)	7.45%	09/30/2032	118,606
	Kaman Corp.
28,643	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	02/26/2032	28,686

104	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
85,928	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	02/26/2032	86,060
62,368	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	02/26/2032	62,464
62,677	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	02/26/2032	62,773
75,585	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	02/26/2032	75,700
35,721	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	02/26/2032	35,776
20,892	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	02/26/2032	20,924
25,195	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.50% Floor)	6.17%	02/26/2032	25,233
	Lavender US HoldCo 1, Inc.
114,580	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.95%	12/30/2032	113,147
193,016	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.95%	12/30/2032	190,603
91,404	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.95%	12/30/2032	90,262
	LBM Acquisition LLC
300,057	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.85%, 0.75% Floor)	7.52%	06/06/2031	242,147
	LC Ahab US Bidco LLC
1,188,378	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	05/01/2031	1,178,722
	Life Time, Inc.
331,658	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	11/05/2031	332,073
	LifePoint Health, Inc.
831,972	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.00% Floor)	7.42%	05/19/2031	833,170
	Lightning Power LLC
339,825	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	5.92%	08/18/2031	340,967
	Live Nation Entertainment, Inc.
588,525	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	10/21/2032	589,505
	Madison IAQ LLC
550,021	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.50% Floor)	6.13%	06/21/2028	550,521

Principal Amount $	Security Description	Rate	Maturity	Value $
	Madison Safety & Flow LLC
180,362	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.18%	09/26/2031	180,663
	Mativ Holdings, Inc.
395,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.18%	03/30/2033	381,175
	McAfee Corp.
326,230	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.67%	03/01/2029	292,384
	Meade Pipeline Co. LLC
495,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.69%	09/22/2032	495,824
	Medline Borrower LP
672,104	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 1.75%, 0.50% Floor)	5.42%	10/23/2030	673,677
	MH Sub I LLC
998,998	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.50% Floor)	7.92%	12/31/2031	670,577
	Michaels Cos., Inc.
320,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.00%)	8.68%	03/07/2033	311,219
	Mitchell International, Inc.
1,083,082	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	06/17/2031	1,036,428
145,000	Senior Secured Second Lien Term Loan (1 mo. Term SOFR + 5.25%, 0.00% Floor)	8.92%	06/17/2032	131,361
	MITER Brands Acquisition Holdco, Inc.
563,632	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	03/28/2031	521,123
	Motion Finco Sarl
761,647	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.50%, 0.00% Floor)	7.20%	11/30/2029	669,979
	MX Holdings US, Inc.
158,803	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	03/17/2032	159,398
	Natgasoline LLC
332,489	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 5.50%, 0.00% Floor)	9.17%	03/29/2030	335,607
	NEP Group, Inc.
317,867	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%	10/17/2031	288,789
	Neptune Bidco US, Inc.
295,000	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.10%, 0.50% Floor)	8.76%	02/03/2033	282,020

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	105

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Nexstar Broadcasting T/L B7
835,000	Senior Secured Term Loan	6.43%(d)	03/21/2033	826,650
	Nexstar Media, Inc.
620,313	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	06/28/2032	614,717
1,563	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	06/28/2032	1,548
	NGL Energy Operating LLC
320,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.18%	03/11/2033	320,750
	Numericable US LLC
769,613	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.88%, 0.00% Floor)	10.55%	05/15/2031	772,661
	OAK-Eagle Acquireco, Inc.
1,030,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.50%, 0.00% Floor)	7.21%	03/24/2033	1,024,850
	OEP Glass Purchaser LLC
325,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.70%	03/02/2033	320,431
	OneDigital Borrower LLC
812,732	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.50% Floor)	6.67%	07/02/2031	787,842
	Ontario Gaming GTA LP
598,620	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.95%	08/01/2030	562,437
	Opal US LLC
1,189,025	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.00%, 0.00% Floor)	6.70%	04/23/2032	1,189,768
	OPENLANE, Inc.
174,563	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.14%	10/08/2032	174,781
	Ovg Business Services LLC
1,114,460	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	06/25/2031	1,115,853
	Pacific Dental Services LLC
540,849	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.18%	03/17/2031	541,863
	Par Petroleum LLC
82,453	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.25%, 0.50% Floor)	6.93%	02/28/2030	82,628
	PetSmart LLC
645,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.67%	08/18/2032	641,936

Principal Amount $	Security Description	Rate	Maturity	Value $
	Pinnacle Buyer LLC
192,421	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.16%	10/01/2032	192,872
	Pregis TopCo LLC
456,523	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%, 0.00% Floor)	7.67%	02/01/2029	456,523
	Pretzel Parent T/L B
561,464	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.17%	10/01/2031	546,024
	Primo Brands Corp.
420,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.75%, 0.50% Floor)	6.43%	03/31/2031	421,180
	Project Aurora US Finco, Inc.
289,275	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.45%	12/05/2032	290,179
	Pye-Barker Fire & Safety LLC
374,100	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.21%	12/16/2032	375,101
	Qnity Electronics, Inc.
753,113	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	11/01/2032	753,113
	Quikrete Holdings, Inc.
571,453	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.92%	03/19/2029	571,616
68,607	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.92%	04/14/2031	68,587
772,159	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.92%	02/10/2032	771,677
	Radiology Partners, Inc.
870,725	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.20%	06/30/2032	859,375
	RealPage, Inc.
624,444	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.11%, 0.50% Floor)	6.96%	04/24/2028	599,641
247,949	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.75%, 0.50% Floor)	7.45%	04/24/2028	241,472
	Resideo Funding, Inc.
746,250	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	08/13/2032	745,317
	Sabre GLBL, Inc.
93,673	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.10%, 0.50% Floor)	9.77%	11/15/2029	74,470
149,141	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 6.00%, 0.50% Floor)	9.77%	11/15/2029	118,334

106	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
	Savor Acquisition, Inc.
484,068	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.67%	02/19/2032	485,278
	Sedgwick Claims Management Services, Inc.
796,700	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	07/31/2031	783,327
	Select Medical Corp.
695,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.93%	12/03/2031	694,131
	Sgh2 LLC
447,750	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.50%, 0.00% Floor)	8.20%	08/18/2032	441,034
	Signia Aerospace LLC
355,243	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.42%	12/11/2031	356,575
12,591	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.42%	12/11/2031	12,638
290,653	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.42%	12/11/2031	291,743
8,971	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.75%, 0.50% Floor)	6.45%	12/11/2031	9,004
	Six Flags Entertainment Corp.
598,702	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	05/01/2031	590,470
	Southern Veterinary Partners LLC
1,432,356	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.18%	12/04/2031	1,421,856
	Staples, Inc.
395,340	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.75%, 0.50% Floor)	9.41%	09/10/2029	360,315
	Starwood Property Mortgage LLC
97,246	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	01/02/2030	97,368
323,375	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.50% Floor)	5.92%	09/24/2032	324,317
	Stonepeak Bayou Holdings LP
335,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.45%	10/01/2032	326,345
	StubHub Holdco Sub LLC
271,936	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.42%	03/15/2030	268,453
	Sunrise Financing Partnership
1,025,000	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 2.47%, 0.00% Floor)	6.10%	02/17/2032	1,020,090

Principal Amount $	Security Description	Rate	Maturity	Value $
	Talen Energy Supply LLC
568,575	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	11/26/2032	569,692
	Team Health Holdings, Inc.
506,331	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	7.66%	06/30/2028	505,263
	Tecta America Corp.
516,100	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.00% Floor)	6.42%	02/18/2032	514,849
	Tiger Acquisition LLC
690,145	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.18%	08/23/2032	691,612
	TK Elevator US Newco, Inc.
417,843	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.50% Floor)	6.38%	04/30/2030	419,208
449,982	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.75%, 0.50% Floor)	6.38%	04/30/2030	451,451
	TKO Worldwide Holdings LLC
647,220	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.66%	11/21/2031	647,624
	Townsquare Media, Inc.
146,215	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 5.00%, 0.00% Floor)	8.59%	02/19/2030	107,304
	TransDigm, Inc.
645,160	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	02/28/2031	645,973
438,325	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	01/20/2032	438,792
900,475	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	08/19/2032	901,470
145,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	02/10/2033	145,236
	Trident TPI Holdings, Inc.
446,213	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.50% Floor)	7.45%	09/18/2028	423,693
	Trucordia Insurance Holdings LLC
277,665	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%	06/17/2032	256,840
	UKG, Inc.
1,492,500	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	02/10/2031	1,428,233
	United Natural Foods, Inc.
141,678	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%, 0.00% Floor)	8.42%	05/01/2031	142,669

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	107

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	United Talent Agency LLC
138,600	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%, 0.00% Floor)	6.68%	06/10/2032	138,947
	Univision Communications, Inc.
228,835	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.61%, 0.50% Floor)	7.28%	01/31/2029	226,977
702,578	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.25%, 0.50% Floor)	7.95%	06/25/2029	701,260
	Veritiv Operating Co.
591,029	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 4.00%, 0.00% Floor)	7.70%	11/29/2030	575,831
	Vestis Corp.
552,607	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 2.25%, 0.00% Floor)	5.92%	02/24/2031	534,648
	Victory Capital Holdings, Inc.
169,150	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.70%	09/23/2032	168,959
	Victra Holdings LLC
1,950,427	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.75%, 0.75% Floor)	7.45%	03/29/2029	1,926,046
	Virgin Media Bristol LLC
875,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	7.02%	01/31/2029	846,195
610,000	Senior Secured First Lien Term Loan (6 mo. Term SOFR + 3.28%, 0.00% Floor)	7.05%	03/31/2031	558,470
	Virtus Investment Partners, Inc.
273,625	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.25%, 0.00% Floor)	5.92%	09/27/2032	270,889
	Voyager Parent LLC
761,399	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.95%	07/01/2032	757,196
124,157	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.25%, 0.00% Floor)	7.95%	07/01/2032	123,471
	VSE Corp.
490,000	Senior Secured Term Loan	5.69%(d)	03/17/2033	490,103
	VT Topco, Inc.
320,826	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 3.00%, 0.50% Floor)	6.67%	08/09/2030	312,164
	Wand NewCo 3, Inc.
1,079,550	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.50%, 0.00% Floor)	6.17%	01/30/2031	1,072,188
	WEC US Holdings, Inc.
458,025	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%, 0.00% Floor)	5.67%	01/27/2031	457,739

Principal Amount $	Security Description	Rate	Maturity	Value $
	White Cap Supply Holdings LLC
413,459	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%	10/29/2029	398,629
	WhiteWater Matterhorn Holdings LLC
419,600	Senior Secured First Lien Term Loan (3 mo. Term SOFR + 1.75%, 0.00% Floor)	5.45%	06/16/2032	418,201
	Zayo Group Holdings, Inc.
2,014,214	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00% + 0.50% PIK, 0.00% Floor)	6.78%	03/11/2030	1,981,372
12,517	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.11% + 0.50% PIK, 0.00% Floor)	6.79%	03/11/2030	12,313
	Zelis Payments Buyer, Inc.
741,418	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%, 0.00% Floor)	6.92%	11/26/2031	719,268
	Total Bank Loans (Cost $132,429,134)			130,330,297

COLLATERALIZED LOAN OBLIGATIONS - 12.4%
	Aimco CDO
1,000,000	Series 2024-21A-D1 (3 mo. Term SOFR + 3.15%, 3.15% Floor)	6.82%(a)	04/18/2037	1,000,050
	Allegro CLO Ltd.
1,800,000	Series 2024-2A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.17%(a)	07/24/2037	1,801,670
	Anthelion CLO
1,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)	5.17%(a)	07/20/2036	1,000,955
	Apidos CLO
5,000,000	Series 2024-1A-A1R (3 mo. Term SOFR + 1.25%, 1.25% Floor)	4.92%(a)	10/25/2038	4,997,500
500,000	Series 2024-1A-D1R (3 mo. Term SOFR + 2.70%, 2.70% Floor)	6.37%(a)	10/25/2038	496,537
3,000,000	Series 2025-54A-A1 (3 mo. Term SOFR + 1.30%, 1.30% Floor)	4.97%(a)	10/20/2038	3,002,103
	Bain Capital Credit CLO
1,000,000	Series 2019-4A-A1RR (3 mo. Term SOFR + 0.99%, 0.99% Floor)	4.66%(a)	04/23/2035	998,198
1,000,000	Series 2021-1A-AR (3 mo. Term SOFR + 0.94%, 0.94% Floor)	4.61%(a)	04/18/2034	998,682
1,250,000	Series 2021-7A-DR (3 mo. Term SOFR + 2.90%, 2.90% Floor)	6.57%(a)	01/22/2035	1,204,857
2,500,000	Series 2023-2A-A1R (3 mo. Term SOFR + 1.32%, 1.32% Floor)	4.99%(a)	07/18/2038	2,502,512
1,000,000	Series 2025-1A-D1 (3 mo. Term SOFR + 2.50%, 2.50% Floor)	6.17%(a)	04/23/2038	968,191
1,000,000	Series 2025-3A-D1 (3 mo. Term SOFR + 2.85%, 2.85% Floor)	6.52%(a)	07/23/2038	991,325
	Benefit Street Partners CLO Ltd.
500,000	Series 2025-42A-D1 (3 mo. Term SOFR + 2.70%, 2.70% Floor)	6.37%(a)	10/25/2038	491,102

108	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
	BlueMountain CLO Ltd.
3,770,000	Series 2013-2A-DR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	6.83%(a)	10/22/2030	3,764,441
1,000,000	Series 2016-3A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	7.01%(a)	11/15/2030	998,532
1,000,000	Series 2017-2A-C (3 mo. Term SOFR + 3.26%, 0.00% Floor)	6.93%(a)	10/20/2030	983,445
2,500,000	Series 2018-23A-D1R (3 mo. Term SOFR + 3.85%, 3.85% Floor)	7.52%(a)	07/20/2037	2,511,967
	Canyon Capital CLO Ltd.
1,000,000	Series 2012-1RA-D (3 mo. Term SOFR + 3.26%, 0.00% Floor)	6.93%(a)	07/15/2030	999,814
2,000,000	Series 2014-1A-CR (3 mo. Term SOFR + 3.01%, 2.75% Floor)	6.68%(a)	01/30/2031	1,965,403
1,000,000	Series 2022-1A-D (3 mo. Term SOFR + 3.20%, 3.20% Floor)	6.87%(a)	04/15/2035	960,643
	Carlyle Global Market Strategies
500,000	Series 2020-2A-CR2 (3 mo. Term SOFR + 2.90%, 2.90% Floor)	6.57%(a)	01/25/2035	484,031
5,000,000	Series 2021-8A-A1R (3 mo. Term SOFR + 1.27%, 1.27% Floor)	4.94%(a)	10/15/2038	5,001,836
3,000,000	Series 2022-6A-A1R2 (3 mo. Term SOFR + 1.23%, 1.23% Floor)	4.90%(a)	10/25/2038	2,995,500
2,000,000	Series 2023-3A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)	4.90%(a)	10/15/2038	2,000,499
1,000,000	Series 2024-2A-D (3 mo. Term SOFR + 3.85%, 3.85% Floor)	7.52%(a)	04/25/2037	1,000,566
500,000	Series 2024-4A-D (3 mo. Term SOFR + 3.20%, 3.20% Floor)	6.87%(a)	07/20/2037	499,776
	Cathedral Lake CLO Ltd.
3,500,000	Series 2021-8A-D1 (3 mo. Term SOFR + 3.68%, 3.42% Floor)	7.35%(a)	01/20/2035	3,452,391
	Cent CLO
500,000	Series 2018-27A-DR (3 mo. Term SOFR + 4.09%, 3.83% Floor)	7.76%(a)	01/25/2035	493,700
3,500,000	Series 2021-31A-A1R (3 mo. Term SOFR + 1.10%, 1.10% Floor)	4.77%(a)	04/20/2034	3,495,646
	CIFC Funding Ltd.
1,000,000	Series 2019-3A-D1R2 (3 mo. Term SOFR + 2.75%, 2.75% Floor)	6.42%(a)	01/16/2038	991,536
	Crown City CLO
4,000,000	Series 2024-6A-D1 (3 mo. Term SOFR + 3.50%, 3.50% Floor)	7.17%(a)	07/15/2037	4,017,856
	Dryden Senior Loan Fund
3,000,000	Series 2015-37A-DR (3 mo. Term SOFR + 2.76%, 2.50% Floor)	6.43%(a)	01/15/2031	2,995,863
1,000,000	Series 2019-68A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)	7.28%(a)	07/15/2035	995,349
	Eldridge CLO Ltd.
500,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.25%(a)	10/20/2038	500,528
	Empower CLO Ltd.
3,000,000	Series 2023-2A-AR (3 mo. Term SOFR + 1.32%, 1.32% Floor)	4.99%(a)	10/15/2038	3,003,100

Principal Amount $	Security Description	Rate	Maturity	Value $
	Generali
500,000	Series 2025-4A-D (3 mo. Term SOFR + 2.80%, 2.80% Floor)	6.65%(a)	10/20/2038	497,422
	Goldentree Loan Opportunities Ltd.
1,000,000	Series 2024-20A-D (3 mo. Term SOFR + 3.15%, 3.15% Floor)	6.82%(a)	07/20/2037	1,003,707
1,000,000	Series 2024-21A-D (3 mo. Term SOFR + 3.05%, 3.05% Floor)	6.72%(a)	07/20/2037	1,003,868
4,000,000	Series 2026-28A-A (3 mo. Term SOFR + 1.17%, 1.17% Floor)	4.84%(a)	10/20/2039	4,000,000
	Halcyon Loan Advisors Funding Ltd.
263,445	Series 2014-2A-D (3 mo. Term SOFR + 5.26%, 0.00% Floor)	8.93%(a)	04/30/2026	25,292
	ICG US CLO Ltd.
2,500,000	Series 2023-1A-AR (3 mo. Term SOFR + 1.38%, 1.38% Floor)	5.05%(a)	07/18/2038	2,502,791
	ING Investment Management CLO Ltd.
3,900,000	Series 2013-1A-CR (3 mo. Term SOFR + 3.21%, 0.00% Floor)	6.88%(a)	10/15/2030	3,904,603
	Invesco CLO Ltd.
850,000	Series 2021-3A-DR (3 mo. Term SOFR + 3.10%, 3.10% Floor)	6.77%(a)	10/22/2034	824,878
	Kennedy Lewis CLO Ltd.
2,000,000	Series 2023-12A-AR (3 mo. Term SOFR + 1.33%, 1.33% Floor)	5.00%(a)	07/20/2038	2,002,220
	LCM LP
5,000,000	Series 26A-D (3 mo. Term SOFR + 2.76%, 2.50% Floor)	6.43%(a)	01/20/2031	4,996,174
1,500,000	Series 27A-D (3 mo. Term SOFR + 3.21%, 0.00% Floor)	6.88%(a)	07/16/2031	1,500,147
	LCM XIII LP
2,297,477	Series 14A-DR (3 mo. Term SOFR + 3.01%, 0.00% Floor)	6.68%(a)	07/20/2031	2,297,821
	Lodi Park CLO Ltd.
500,000	Series 2024-1A-D1 (3 mo. Term SOFR + 3.00%, 3.00% Floor)	6.67%(a)	07/21/2037	492,676
	Magnetite CLO Ltd.
3,000,000	Series 2019-23A-AR2 (3 mo. Term SOFR + 0.99%, 0.99% Floor)	4.64%(a)	01/25/2035	2,996,031
1,750,000	Series 2019-23A-DR2 (3 mo. Term SOFR + 2.25%, 2.25% Floor)	5.90%(a)	01/25/2035	1,697,052
	Marble Point CLO
5,000,000	Series 2020-3A-AR2 (3 mo. Term SOFR + 1.30%, 1.30% Floor)	4.97%(a)	10/19/2038	5,002,585
3,500,000	Series 2021-3A-D1R (3 mo. Term SOFR + 2.75%, 2.75% Floor)	6.42%(a)	10/17/2034	3,463,738
	Menlo CLO Ltd.
5,000,000	Series 2024-1A-A1 (3 mo. Term SOFR + 1.42%, 1.42% Floor)	5.09%(a)	01/20/2038	5,005,893
	Milford Park CLO Ltd.
5,000,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.16%, 1.16% Floor)	4.83%(a)	01/20/2038	4,991,830

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	109

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Neuberger Berman CLO Ltd.
1,000,000	Series 2014-17A-AR3 (3 mo. Term SOFR + 1.40%, 1.40% Floor)	5.07%(a)	07/22/2038	1,001,063
1,000,000	Series 2021-44A-DR (3 mo. Term SOFR + 2.65%, 2.65% Floor)	6.32%(a)	10/16/2035	984,319
	OCP CLO Ltd.
2,250,000	Series 2021-21A-D1R (3 mo. Term SOFR + 2.65%, 2.65% Floor)	6.32%(a)	01/20/2038	2,233,940
	Octagon Credit Investors LLC
10,000,000	Series 2025-1A-A1 (3 mo. Term SOFR + 1.20%, 1.20% Floor)	4.87%(a)	01/22/2038	9,994,841
	Octagon Investment Partners Ltd.
500,000	Series 2019-1A-ER (3 mo. Term SOFR + 7.26%, 7.00% Floor)	10.93%(a)	01/20/2035	407,986
1,000,000	Series 2022-1A-A1R (3 mo. Term SOFR + 1.26%, 1.26% Floor)	4.93%(a)	07/21/2035	1,000,000
	Palmer Square CLO Ltd.
3,000,000	Series 2021-3A-A1R (3 mo. Term SOFR + 1.29%, 1.29% Floor)	4.96%(a)	10/15/2038	3,001,996
	Peace Park CLO Ltd.
2,000,000	Series 2021-1A-AR (3 mo. Term SOFR + 1.25%, 1.25% Floor)	4.92%(a)	10/20/2038	1,998,955
	Rockland Park CLO Ltd.
5,000,000	Series 2021-1A-A1R (3 mo. Term SOFR + 1.30%, 1.30% Floor)	4.97%(a)	07/20/2038	5,005,168
	Sound Point CLO Ltd.
2,000,000	Series 2015-2A-DRRR (3 mo. Term SOFR + 4.76%, 4.50% Floor)	8.43%(a)	07/20/2032	1,813,231
500,000	Series 2017-4A-C (3 mo. Term SOFR + 2.76%, 0.00% Floor)	6.43%(a)	01/21/2031	492,299
6,000,000	Series 2019-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	7.23%(a)	07/15/2034	5,752,552
1,000,000	Series 2019-3A-DR (3 mo. Term SOFR + 3.76%, 3.76% Floor)	7.43%(a)	10/25/2034	902,952
1,000,000	Series 2020-1A-DR (3 mo. Term SOFR + 3.61%, 3.61% Floor)	7.28%(a)	07/20/2034	958,930
5,000,000	Series 2020-2A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)	7.28%(a)	10/25/2034	4,794,453
3,375,000	Series 2021-4A-D (3 mo. Term SOFR + 3.66%, 3.66% Floor)	7.33%(a)	10/25/2034	3,181,402
	Storm King Park CLO Ltd.
4,000,000	Series 2022-1A-AR (3 mo. Term SOFR + 1.36%, 1.36% Floor)	5.03%(a)	10/15/2037	4,003,440
	Symphony CLO Ltd.
1,500,000	Series 2015-16A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	6.98%(a)	10/15/2031	1,502,577
	Upland CLO
500,000	Series 2016-1A-CR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	6.83%(a)	04/20/2031	500,386
	Vibrant CLO Ltd.
242,548	Series 2015-3A-A2RR (3 mo. Term SOFR + 2.11%, 0.26% Floor)	5.78%(a)	10/20/2031	242,740
2,000,000	Series 2024-4RA-A1A (3 mo. Term SOFR + 1.43%, 1.43% Floor)	5.10%(a)	10/20/2037	2,001,346

Principal Amount $	Security Description	Rate	Maturity	Value $
	Voya CLO Ltd.
1,200,000	Series 2021-1A-DR (3 mo. Term SOFR + 2.80%, 2.80% Floor)	6.47%(a)	07/15/2034	1,179,900
	Warwick Capital CLO Ltd.
5,000,000	Series 2023-1A-AR (3 mo. Term SOFR + 1.28%, 1.28% Floor)	4.95%(a)	10/20/2038	5,001,235
	Wind River CLO Ltd.
4,000,000	Series 2014-2A-DR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	6.83%(a)	01/15/2031	3,986,120
2,000,000	Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	9.68%(a)	01/15/2031	1,713,134
1,500,000	Series 2014-3A-DR2 (3 mo. Term SOFR + 3.66%, 3.40% Floor)	7.33%(a)	10/22/2031	1,499,988
1,000,000	Series 2021-3A-D1AR (3 mo. Term SOFR + 3.00%, 3.00% Floor)	6.67%(a)	04/20/2038	996,709
1,000,000	Series 2021-4A-D (3 mo. Term SOFR + 3.46%, 3.20% Floor)	7.13%(a)	01/20/2035	965,259
	Total Collateralized Loan Obligations (Cost $181,840,717)			179,891,753

FOREIGN CORPORATE BONDS - 4.1%
928,001	Acu Petroleo Luxembourg Sarl	7.50%	01/13/2032	943,714
649,000	Adani Electricity Mumbai Ltd.	3.95%	02/12/2030	594,038
400,000	Adani Electricity Mumbai Ltd.	3.87%	07/22/2031	352,601
934,400	Adani International Container Terminal Pvt Ltd.	3.00%	02/16/2031	852,992
600,000	Adani Ports & Special Economic Zone Ltd.	4.38%	07/03/2029	575,546
700,000	Adani Ports & Special Economic Zone Ltd.	3.10%	02/02/2031	615,449
410,625	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash	4.63%	10/15/2039	332,430
300,000	Adani Transmission Step-One Ltd.	4.00%	08/03/2026	299,853
532,000	Adani Transmission Step-One Ltd.	4.25%	05/21/2036	465,124
200,000	Agrosuper SA	4.60%	01/20/2032	189,773
295,832	AL Candelaria Spain SA	7.50%	12/15/2028	301,760
1,250,000	AL Candelaria Spain SA	5.75%	06/15/2033	1,103,219
500,000	AL Candelaria Spain SA	5.75%(a)	06/15/2033	441,287
229,308	Altice France SA	6.88%(a)	07/15/2032	217,483
1,200,000	AngloGold Ashanti Holdings PLC	3.38%	11/01/2028	1,153,838
215,000	Ardonagh Finco Ltd.	7.75%(a)	02/15/2031	217,678
400,000	Aris Mining Corp.	8.00%(a)	10/31/2029	414,624
200,000	Banco BBVA Peru SA (5 yr. CMT Rate + 2.00%)	6.20%	06/07/2034	202,502
400,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65%(a)(e)	04/22/2031	353,617
300,000	Banco Davivienda SA (5 yr. CMT Rate + 4.59%)	8.13%	07/02/2035	304,350
600,000	Banco Davivienda SA (5 yr. CMT Rate + 4.59%)	8.13%(a)	07/02/2035	608,700
1,950,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%	09/30/2031	1,919,498
300,000	Banco GNB Sudameris SA (5 yr. CMT Rate + 6.66%)	7.50%	04/16/2031	300,024
400,000	Banco Internacional del Peru SAA Interbank	4.80%(a)	07/15/2031	394,240
400,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40%(a)	04/30/2035	405,580

110	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
1,100,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40%	04/30/2035	1,115,345
200,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)	7.50%(e)	06/27/2029	200,112
700,000	Banco Mercantil del Norte SA/Grand Cayman (5 yr. CMT Rate + 4.07%)	8.38%(a)(e)	05/20/2031	720,125
800,000	Banco Santander Chile	4.55%(a)	11/20/2030	790,504
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	5.62%	12/10/2029	204,940
200,000	Bancolombia SA (5 yr. CMT Rate + 4.32%)	8.63%	12/24/2034	209,919
90,000	Bausch Health Cos., Inc.	5.25%(a)	01/30/2030	58,244
15,000	Bausch Health Cos., Inc.	14.00%(a)	10/15/2030	14,403
400,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 2.65%)	5.13%	01/18/2033	389,026
400,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.31%)	5.88%	09/13/2034	393,131
900,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.21%)	8.13%	01/08/2039	948,413
530,000	Belron UK Finance PLC	5.75%(a)	10/15/2029	533,691
600,000	CAP SA	3.90%(a)	04/27/2031	501,972
900,000	CAP SA	3.90%	04/27/2031	752,958
1,800,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13%(e)	06/08/2026	1,793,638
200,000	Cemex SAB de CV (5 yr. CMT Rate + 3.52%)	7.20%(a)(e)	06/10/2030	202,750
600,000	Cencosud SA	4.38%	07/17/2027	597,625
936,436	Chile Electricity PEC SpA	0.00%(a)	01/25/2028	851,221
441,000	Cometa Energia SAB de CV	6.38%	04/24/2035	448,655
900,000	Cosan Overseas Ltd.	8.25%(e)	05/05/2026	853,560
1,100,000	CSN Resources SA	5.88%	04/08/2032	675,131
230,000	Danaos Corp.	6.88%(a)	10/15/2032	233,899
165,105	Digicel Group Holdings Ltd.	0.00%(a)(c)	12/31/2030	8,018
339,480	Digicel Group Holdings Ltd.	0.00%(a)(c)	12/31/2030	2,349
273,600	Empresa Electrica Angamos SA	4.88%	05/25/2029	250,572
278,400	Empresa Electrica Cochrane SpA	5.50%	05/14/2027	278,607
800,000	Empresas Publicas de Medellin ESP	4.38%	02/15/2031	726,967
482,800	Fermaca Enterprises S de RL de CV	6.38%	03/30/2038	486,964
298,040	Fideicomiso PA Pacifico Tres	8.25%	01/15/2035	308,427
900,000	Freeport Indonesia PT	4.76%	04/14/2027	902,545
500,000	Froneri Lux FinCo SARL	6.00%(a)	08/01/2032	487,986
200,000	Frontera Energy Corp.	7.88%	06/21/2028	195,967
350,000	FS Luxembourg Sarl	8.13%(a)	02/11/2036	321,895
265,000	Garda World Security Corp.	6.50%(a)	01/15/2031	268,864
285,000	Garda World Security Corp.	8.25%(a)	08/01/2032	282,411
200,000	Genmab AS / Genmab Finance LLC	6.25%(a)	12/15/2032	205,192
220,000	GGAM Finance Ltd.	6.88%(a)	04/15/2029	225,444
825,000	Global Aircraft Leasing Co. Ltd.	8.75%(a)	09/01/2027	838,027
206,000	GNL Quintero SA	4.63%	07/31/2029	205,418
700,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%	05/15/2029	713,866
250,000	Grifols SA	4.75%(a)	10/15/2028	245,023

Principal Amount $	Security Description	Rate	Maturity	Value $
147,330	Guara Norte Sarl	5.20%	06/15/2034	142,928
600,000	Indofood CBP Sukses Makmur Tbk	3.40%	06/09/2031	551,875
200,000	Industrial Subordinated Trust II (5 yr. CMT Rate + 2.86%)	6.55%(a)	04/15/2036	200,250
1,100,000	InRetail Consumer	3.25%	03/22/2028	1,058,367
800,000	Intercorp Financial Services, Inc.	4.13%	10/19/2027	792,944
35,079	Invepar Holdings	0.00%(b)(c)	12/30/2028	—
200,000	Inversiones CMPC SA (5 yr. CMT Rate + 2.83%)	6.70%(a)	12/09/2057	195,470
1,390,000	JSW Hydro Energy Ltd.	4.13%	05/18/2031	1,273,289
400,000	JSW Infrastructure Ltd.	4.95%	01/21/2029	389,908
825,295	Lima Metro Line 2 Finance Ltd.	4.35%	04/05/2036	785,071
400,000	MARB BondCo PLC	3.95%	01/29/2031	354,759
200,000	Marcobre SAC	5.75%(a)	01/22/2036	193,352
245,000	Mattamy Group Corp.	4.63%(a)	03/01/2030	233,135
200,000	Medco Laurel Tree Pte Ltd.	6.95%	11/12/2028	199,388
335,000	Merlin Entertainments Group US Holdings, Inc.	7.38%(a)	02/15/2031	279,836
600,000	Mexarrend SAPI de CV	10.25%(a)(b)	07/24/2026	2,250
571,582	Mexico Generadora de Energia S de RL	5.50%	12/06/2032	573,018
180,000	Millicom International Cellular SA	5.13%	01/15/2028	178,396
1,170,000	Millicom International Cellular SA	6.25%	03/25/2029	1,166,415
1,053,327	Minejesa Capital BV	4.63%	08/10/2030	1,042,815
400,000	Minerva Luxembourg SA	8.88%	09/13/2033	427,718
1,400,000	Minsur SA	4.50%	10/28/2031	1,318,237
579,381	Mong Duong Finance Holdings BV	5.13%	05/07/2029	570,450
1,179,851	MV24 Capital BV	6.75%	06/01/2034	1,178,330
500,000	NBM US Holdings, Inc.	6.63%	08/06/2029	500,712
300,000	Nexa Resources SA	6.50%	01/18/2028	305,437
250,000	Nissan Motor Co. Ltd.	4.35%(a)	09/17/2027	243,383
235,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.	8.00%(a)	08/01/2030	225,406
510,000	Opal Bidco SAS	6.50%(a)	03/31/2032	510,800
500,000	Orbia Advance Corp. SAB de CV	6.75%	09/19/2042	399,758
1,400,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	4.60%	06/15/2032	1,401,749
600,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 0.80%)	4.55%	09/08/2035	592,805
200,000	Periama Holdings	5.95%	04/19/2026	199,973
666,800	Peru LNG Srl	5.38%	03/22/2030	647,718
1,176,693	Prumo Participacoes e Investimentos S/A	7.50%	12/31/2031	1,186,959
500,000	Reliance Industries Ltd.	3.67%	11/30/2027	493,226
1,173,333	Rutas 2 & 7 Finance Ltd.	0.00%	09/30/2036	897,600
200,000	Saavi Energia Sarl	8.88%(a)	02/10/2035	210,130
200,000	Scotiabank Peru SAA (1 yr. CMT Rate + 2.31%)	6.10%(a)	10/01/2035	204,070
320,000	Seaspan Corp.	5.50%(a)	08/01/2029	300,130
600,000	Simpar Europe SA	5.20%	01/26/2031	509,100
255,000	Star Energy Geothermal Wayang Windu Ltd.	6.75%	04/24/2033	256,338
95,000	Telefonica Celular del Paraguay SA	5.88%	04/15/2027	94,901
200,000	Termocandelaria Power SA	7.75%(a)	09/17/2031	203,813
759,077	Tierra Mojada Luxembourg II Sarl	5.75%	12/01/2040	723,021
159,000	Trivium Packaging Finance BV	8.25%(a)	07/15/2030	166,481
200,000	Ultrapar International SA	5.25%	10/06/2026	199,918
44,227	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50%(a)(b)	12/31/2027	2,654
62,116	Unigel Luxembourg SA (13.50% Cash or 15.00% PIK)	13.50%(b)	12/31/2027	3,727
222,252	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00%(b)	12/31/2028	6,668
51,684	Unigel Luxembourg SA (11.00% Cash or 12.00% PIK)	11.00%(a)(b)	12/31/2028	1,550

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	111

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
262,805	Unigel Netherlands Holding Corp. BV (15.00% Cash or 15.00% PIK)	15.00%(b)	12/31/2044	5,256
900,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%	10/14/2031	887,995
500,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.45%)	3.86%	10/07/2032	495,415
500,000	Vamos Europe SA	9.20%(a)	01/26/2031	474,560
150,000	Vista Energy Argentina SAU	8.50%(a)	06/10/2033	157,005
300,000	Volcan Cia Minera SAA	8.50%(a)	10/28/2032	304,695
200,000	Wipro IT Services LLC	1.50%	06/23/2026	198,678
197,340	Yinson Bergenia Production BV	8.50%	01/31/2045	208,888
296,010	Yinson Bergenia Production BV	8.50%(a)	01/31/2045	313,332
	Total Foreign Corporate Bonds (Cost $60,722,803)			59,645,776

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.6%
1,218,323	Bioceanico Sovereign Certificate Ltd.	0.00%	06/05/2034	994,980
1,200,000	BPRL International Singapore Pte Ltd.	4.38%	01/18/2027	1,197,338
600,000	Brazilian Government International Bond	4.75%	01/14/2050	434,640
776,697	Chile Electricity Lux Mpc II Sarl	5.67%	10/20/2035	784,903
388,348	Chile Electricity Lux Mpc II Sarl	5.67%(a)	10/20/2035	392,452
688,000	Chile Electricity Lux MPC Sarl	6.01%	01/20/2033	711,640
400,000	Chile Government International Bond	2.45%	01/31/2031	365,698
1,400,000	Colombia Government International Bond	4.13%	05/15/2051	854,000
800,000	Comision Federal de Electricidad	4.69%	05/15/2029	786,466
200,000	Comision Federal de Electricidad	6.45%(a)	01/24/2035	199,573
950,000	Corp. Nacional del Cobre de Chile	3.00%	09/30/2029	892,162
1,350,000	Dominican Republic International Bond	5.50%	02/22/2029	1,341,832
200,000	Dominican Republic International Bond	4.50%	01/30/2030	190,560
150,000	Dominican Republic International Bond	5.75%(a)	03/17/2034	143,175
1,500,000	Ecopetrol SA	5.88%	11/02/2051	1,057,561
693,355	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple	7.25%(a)	01/31/2041	695,262
300,000	Fondo MIVIVIENDA SA	5.40%(a)	03/31/2031	300,375
400,000	Guatemala Government Bond	4.38%	06/05/2027	396,800
200,000	Guatemala Government Bond	4.88%	02/13/2028	199,095
400,000	Guatemala Government Bond	5.25%	08/10/2029	400,900
300,000	Guatemala Government Bond	5.38%	04/24/2032	297,300
521,914	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	533,595
500,000	Mexico City Airport Trust	3.88%	04/30/2028	490,685
650,000	Mexico Government International Bond	4.50%	04/22/2029	645,924
1,400,000	Mexico Government International Bond	6.34%	05/04/2053	1,305,500
200,000	MISC Capital Two Labuan Ltd.	3.75%	04/06/2027	198,258
500,000	Morocco Government International Bond	2.38%	12/15/2027	480,236
200,000	Morocco Government International Bond	5.95%	03/08/2028	203,548
400,000	Morocco Government International Bond	3.00%	12/15/2032	344,044
200,000	Morocco Government International Bond	4.00%	12/15/2050	137,690

Principal Amount $	Security Description	Rate	Maturity	Value $
1,000,000	OCP SA	6.75%	05/02/2034	1,041,317
1,000,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%	07/27/2026	997,180
1,200,000	Pertamina Persero PT	3.65%	07/30/2029	1,151,208
200,000	Pertamina Persero PT	2.30%	02/09/2031	175,934
1,400,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%	05/15/2027	1,390,789
700,000	Peruvian Government International Bond	2.84%	06/20/2030	651,945
600,000	Petrobras Global Finance BV	5.13%	09/10/2030	588,660
400,000	Trinidad & Tobago Government International Bond	6.50%(a)	01/28/2036	398,400
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $24,345,232)			23,371,625

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 12.4%
	1345 Trust
1,050,000	Series 2025-AOA-A (1 mo. Term SOFR + 1.60%, 1.60% Floor)	5.27%(a)	06/15/2042	1,048,364
	Acore Issuer LLC
2,860,000	Series 2026-FL1-C (1 mo. Term SOFR + 2.10%, 2.10% Floor)	5.78%(a)	08/20/2043	2,867,133
	ACREC Trust
2,520,000	Series 2026-FL4-C (1 mo. Term SOFR + 2.00%, 2.00% Floor)	5.68%(a)	01/18/2043	2,516,452
	Arbor Multifamily Mortgage Securities Trust
10,194,000	Series 2021-MF3-XD	1.18%(a)(f)(g)	10/15/2054	572,699
	Arbor Realty Trust, Inc.
14,771,521	Series 2020-MF1-XA	0.92%(a)(f)(g)	05/15/2053	446,081
	ARDN Mortgage Trust
1,060,000	Series 2025-ARCP-E (1 mo. Term SOFR + 4.50%, 4.50% Floor)	8.17%(a)	06/15/2035	1,059,109
	AREIT Trust
1,690,000	Series 2025-CRE10-D (1 mo. Term SOFR + 2.79%, 2.79% Floor)	6.47%(a)	01/17/2030	1,681,444
2,160,000	Series 2025-CRE11-C (1 mo. Term SOFR + 2.25%, 2.25% Floor)	5.93%(a)	07/25/2043	2,163,242
	BANK
8,378,888	Series 2017-BNK5-XA	0.94%(f)(g)	06/15/2060	70,579
56,537,560	Series 2018-BN11-XA	0.44%(f)(g)	03/15/2061	451,961
	BANK5 Trust
518,000	Series 2025-5YR15-C	5.81%(f)	07/15/2058	525,221
760,000	Series 2025-5YR15-D	4.00%(a)	07/15/2058	669,550
12,987,721	Series 2025-5YR15-XA	1.22%(f)(g)	07/15/2058	603,773
25,150,431	Series 2025-5YR16-XA	1.07%(f)(g)	08/15/2063	1,050,921
288,000	Series 2025-5YR17-C	5.89%(f)	11/15/2058	287,922
45,874,138	Series 2025-5YR17-XA	1.19%(f)(g)	11/15/2058	2,140,496
2,631,000	Series 2025-5YR19-C	5.72%(f)	12/15/2058	2,622,020
35,011,374	Series 2026-5YR20-XA	1.31%(f)(g)	02/15/2059	1,947,011
35,654,000	Series 2026-5YR21-XA	0.78%(f)(g)	04/15/2059	1,252,643
	BBCMS Trust
1,675,000	Series 2019-BWAY-E (1 mo. Term SOFR + 2.96%, 2.85% Floor)	6.64%(a)	11/15/2034	10,980
809,000	Series 2023-C19-B	6.35%(f)	04/15/2056	815,054
1,104,000	Series 2024-5C29-C	5.51%	09/15/2057	1,088,239
2,688,000	Series 2025-5C34-C	6.81%(f)	05/15/2058	2,800,387
21,353,805	Series 2025-5C36-XA	1.07%(f)(g)	08/15/2058	879,369
25,803,180	Series 2025-5C37-XA	1.66%(f)(g)	09/15/2058	1,630,586
2,610,000	Series 2025-5C38-B	5.72%(f)	11/15/2058	2,654,025
13,773,000	Series 2025-C32-XD	2.31%(a)(f)(g)	02/15/2062	2,207,881
1,915,000	Series 2026-5C40-D	4.25%(a)	02/15/2059	1,611,249

112	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
	BDS Ltd.
398,040	Series 2021-FL10-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.14%(a)	12/16/2036	399,062
1,650,000	Series 2024-FL13-B (1 mo. Term SOFR + 2.24%, 2.24% Floor)	5.92%(a)	09/19/2039	1,655,128
2,250,000	Series 2025-FL15-D (1 mo. Term SOFR + 2.40%, 2.40% Floor)	6.08%(a)	03/19/2043	2,253,476
3,040,000	Series 2025-FL16-C (1 mo. Term SOFR + 2.10%, 2.10% Floor)	5.78%(a)	06/19/2043	3,035,467
	Benchmark Mortgage Trust
5,528	Series 2020-B19-A2	1.69%	09/15/2053	5,515
5,647,805	Series 2020-B22-XA	1.49%(f)(g)	01/15/2054	319,419
56,111,683	Series 2022-B32-XA	0.45%(a)(f)(g)	01/15/2055	660,468
1,627,000	Series 2024-V9-C	6.45%(f)	08/15/2057	1,652,977
220,000	Series 2025-V15-C	6.27%	06/15/2058	223,342
4,661,464	Series 2025-V15-XA	1.12%(f)(g)	06/15/2058	193,357
850,000	Series 2025-V16-AS	5.86%(f)	08/15/2058	879,775
2,622,000	Series 2025-V16-C	5.95%(f)	08/15/2058	2,649,981
29,945,167	Series 2025-V16-XA	0.96%(f)(g)	08/15/2058	1,092,037
23,890,000	Series 2025-V17-XA	1.51%(f)(g)	09/15/2058	1,403,385
319,000	Series 2025-V19-C	5.75%(f)	01/15/2058	317,253
10,738,000	Series 2026-V21-XD	2.25%(a)(f)(g)	12/15/2030	1,015,149
	Blackstone Mortgage Trust, Inc.
631,957	Series 2021-FL4-A (1 mo. Term SOFR + 1.41%, 1.05% Floor)	5.09%(a)	05/15/2038	632,417
	BLP Commercial Mortgage Trust
642,492	Series 2024-IND2-D (1 mo. Term SOFR + 2.59%, 2.59% Floor)	6.26%(a)	03/15/2041	642,040
	BMO Mortgage Trust
1,700,000	Series 2024-5C6-C	5.88%(f)	09/15/2057	1,686,686
3,457,000	Series 2024-C10-XD	1.59%(a)(f)(g)	11/15/2057	385,275
1,125,000	Series 2025-5C10-C	6.49%(f)	05/15/2058	1,142,478
268,000	Series 2025-5C13-C	5.88%(f)	12/15/2058	264,703
52,171,577	Series 2025-5C13-XA	1.20%(f)(g)	12/15/2058	2,545,639
	Bombardier Capital Mortgage Securitization Corp.
2,627,000	Series 2025-5C7-C	5.80%(f)	12/15/2058	2,584,070
	BrightSpire Capital, Inc.
2,540,000	Series 2026-FL3-D (1 mo. Term SOFR + 2.85%, 2.85% Floor)	6.53%(a)	08/19/2043	2,549,444
	BSPRT Co.-Issuer LLC
906,541	Series 2023-FL10-A (1 mo. Term SOFR + 2.26%, 2.26% Floor)	5.93%(a)	09/15/2035	908,851
1,500,000	Series 2023-FL10-B (1 mo. Term SOFR + 3.27%, 3.27% Floor)	6.94%(a)	09/15/2035	1,504,762
785,000	Series 2024-FL11-B (1 mo. Term SOFR + 2.29%, 2.29% Floor)	5.97%(a)	07/15/2039	786,987
1,720,000	Series 2024-FL11-C (1 mo. Term SOFR + 2.64%, 2.64% Floor)	6.32%(a)	07/15/2039	1,721,209
	BX Trust
900,000	Series 2019-IMC-D (1 mo. Term SOFR + 1.95%, 1.90% Floor)	5.62%(a)	04/15/2034	891,295
654,539	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	4.52%(a)	10/15/2036	654,214
870,528	Series 2021-CIP-B (1 mo. Term SOFR + 1.39%, 1.27% Floor)	5.06%(a)	12/15/2038	869,939
1,320,000	Series 2021-LBA-DJV (1 mo. Term SOFR + 1.96%, 1.60% Floor)	5.64%(a)	02/15/2036	1,319,600
859,700	Series 2021-RISE-B (1 mo. Term SOFR + 1.36%, 1.25% Floor)	5.04%(a)	11/15/2036	859,629
1,470,000	Series 2022-LBA6-C (1 mo. Term SOFR + 1.60%, 1.60% Floor)	5.27%(a)	01/15/2039	1,470,619

Principal Amount $	Security Description	Rate	Maturity	Value $
693,801	Series 2024-AIRC-C (1 mo. Term SOFR + 2.59%, 2.59% Floor)	6.26%(a)	08/15/2041	695,769
1,567,442	Series 2025-ARIA-C	5.52%(a)(f)	12/13/2042	1,564,425
1,082,862	Series 2025-BCAT-D (1 mo. Term SOFR + 2.65%, 2.65% Floor)	6.32%(a)	08/15/2042	1,087,517
1,464,023	Series 2025-ROIC-E (1 mo. Term SOFR + 2.94%, 2.94% Floor)	6.61%(a)	03/15/2030	1,461,461
2,010,000	Series 2026-ALOHA-D (1 mo. Term SOFR + 2.15%, 2.15% Floor)	5.85%(a)	04/15/2043	2,015,025
1,370,000	Series 2026-CART-D (1 mo. Term SOFR + 1.90%, 1.90% Floor)	5.57%(a)	02/15/2036	1,359,832
1,450,000	Series 2026-CSMO-D (1 mo. Term SOFR + 2.45%, 2.45% Floor)	6.12%(a)	02/15/2043	1,455,884
1,328,000	Series 2026-XL6-D (1 mo. Term SOFR + 2.10%, 2.10% Floor)	5.77%(a)	03/15/2043	1,322,828
	BXP Trust
1,475,000	Series 2017-GM-C	3.42%(a)(f)	06/13/2039	1,440,297
	Century Plaza Towers
1,190,000	Series 2019-CPT-E	3.00%(a)(f)	11/13/2039	1,039,391
	CFCRE Commercial Mortgage Trust
493,128	Series 2016-C4-XA	1.14%(f)(g)	05/10/2058	5
	Citigroup Commercial Mortgage Trust
3,442,490	Series 2016-C1-XA	1.71%(f)(g)	05/10/2049	34
1,570,420	Series 2016-P4-XA	1.86%(f)(g)	07/10/2049	16
	Citigroup/Deutsche Bank Commercial Mortgage Trust
7,619,889	Series 2017-CD3-XA	0.95%(f)(g)	02/10/2050	39,945
	Commercial Mortgage Pass Through Certificates
1,227,000	Series 2015-DC1-C	4.28%(f)	02/10/2048	1,089,908
83,250	Series 2015-DC1-XA	0.56%(f)(g)	02/10/2048	1
2,228,000	Series 2018-HCLV-D (1 mo. Term SOFR + 2.47%, 2.18% Floor)	6.15%(a)	09/15/2033	701,618
	Computershare Corporate Trust
60,098	Series 2015-C27-C	3.89%	02/15/2048	53,263
240,935	Series 2015-NXS2-XA	0.00%(f)(g)	07/15/2058	2
2,349,429	Series 2016-NXS6-XA	1.47%(f)(g)	11/15/2049	1,916
12,367,070	Series 2017-C38-XA	0.90%(f)(g)	07/15/2050	104,507
1,761,808	Series 2017-RC1-XA	1.37%(f)(g)	01/15/2060	13,529
37,894,359	Series 2025-5C5-XA	1.31%(f)(g)	07/15/2058	1,881,781
1,931,000	Series 2026-5C8-D	4.50%(a)	03/15/2059	1,640,532
	Credit Suisse Mortgage Capital Certificates
1,974,822	Series 2014-USA-X1	0.54%(a)(f)(g)	09/15/2037	15,992
	CSAIL Commercial Mortgage Trust
37,674,591	Series 2018-CX12-XA	0.55%(f)(g)	08/15/2051	389,781
31,486,680	Series 2021-C20-XA	0.99%(f)(g)	03/15/2054	1,122,053
18,269,000	Series 2021-C20-XD	1.46%(a)(f)(g)	03/15/2054	1,136,443
	DBC Mortgage Trust
1,170,000	Series 2025-DBC-D (1 mo. Term SOFR + 2.60%, 2.60% Floor)	6.27%(a)	11/15/2042	1,168,671
	ELP Commercial Mortgage Trust
1,300,000	Series 2025-ELP-E	6.02%(a)(f)	11/13/2042	1,286,372
	Franklin BSP Realty Trust, Inc.
2,510,000	Series 2026-FL13-A (1 mo. Term SOFR + 1.50%, 1.50% Floor)	5.15%(a)	10/18/2043	2,516,275
	FS Rialto
479,025	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.04%(a)	11/16/2036	480,044
2,100,000	Series 2021-FL3-D (1 mo. Term SOFR + 2.61%, 2.61% Floor)	6.29%(a)	11/16/2036	2,114,927
2,050,000	Series 2025-FL10-D (1 mo. Term SOFR + 2.70%, 2.70% Floor)	6.37%(a)	08/19/2042	2,027,456

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	113

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
2,110,000	Series 2026-FL11-C (1 mo. Term SOFR + 2.05%, 2.05% Floor)	5.72%(a)	01/19/2044	2,116,549
	Granite Point Mortgage Trust, Inc.
1,000,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)	5.74%(a)	12/15/2036	996,914
	Great Wolf Trust
875,000	Series 2024-WLF2-D (1 mo. Term SOFR + 2.94%)	6.61%(a)	05/15/2041	879,430
1,450,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.21%(a)	03/15/2039	1,451,117
	GS Mortgage Securities Corp. II
2,200,000	Series 2013-GC13-B	3.86%(a)(f)	07/10/2046	2,158,718
1,885,012	Series 2016-GS2-XA	1.59%(f)(g)	05/10/2049	19
442,000	Series 2018-GS10-WLSD	4.58%(a)(f)	03/10/2033	42,624
553,000	Series 2018-GS10-WLSE	4.58%(a)(f)	03/10/2033	48,973
1,509,000	Series 2018-RIVR-E (1 mo. Term SOFR + 1.85%, 1.80% Floor)	5.52%(a)	07/15/2035	4,867
850,000	Series 2018-TWR-E (1 mo. Term SOFR + 2.40%, 2.10% Floor)	6.07%(a)	07/15/2031	44,616
850,000	Series 2018-TWR-F (1 mo. Term SOFR + 3.10%, 2.80% Floor)	6.77%(a)	07/15/2031	22,304
850,000	Series 2018-TWR-G (1 mo. Term SOFR + 4.22%, 3.93% Floor)	7.89%(a)	07/15/2031	8,491
	GS REFT Issuer Ltd.
1,471,000	Series 2026-FL1-A (1 mo. Term SOFR + 1.50%, 1.50% Floor)	5.17%(a)	04/19/2043	1,474,677
	Hilton USA Trust
760,000	Series 2016-HHV-C	4.19%(a)(f)	11/05/2038	757,441
1,046,000	Series 2016-SFP-A	2.83%(a)	11/05/2035	896,836
	JP Morgan Chase Commercial Mortgage Securities
4,601,508	Series 2016-JP4-XA	0.52%(f)(g)	12/15/2049	5,714
1,049,000	Series 2019-UES-G	4.45%(a)(f)	05/05/2032	977,691
	JPMBB Commercial Mortgage Securities Trust
682,344	Series 2015-C30-AS	4.23%(f)	07/15/2048	671,563
144,572	Series 2015-C31-XA	0.22%(f)(g)	08/15/2048	1
470,000	Series 2015-C33-C	4.80%(f)	12/15/2048	452,850
	KREF
439,502	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	4.86%(a)	02/15/2039	440,543
3,197,500	Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	5.44%(a)	02/15/2039	3,199,921
688,870	Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.13%(a)	02/17/2039	689,749
	Ladder Capital Commercial Mortgage Securities LLC
2,532,000	Series 2017-LC26-C	4.71%(a)	07/12/2050	2,365,306
	LBTY Commercial Mortgage Trust
1,450,000	Series 2026-225L-D	5.71%(a)(f)	02/10/2043	1,423,322
	LoanCore
1,236,500	Series 2021-CRE6-AS (1 mo. Term SOFR + 1.76%, 1.65% Floor)	5.44%(a)	11/15/2038	1,238,738
1,440,000	Series 2021-CRE6-D (1 mo. Term SOFR + 2.96%, 2.85% Floor)	6.64%(a)	11/15/2038	1,444,768
2,560,000	Series 2022-CRE7-C (30 day avg SOFR US + 2.50%, 2.50% Floor)	6.17%(a)	01/17/2037	2,556,301
1,180,000	Series 2025-CRE8-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	6.42%(a)	08/17/2042	1,173,770
	LSTAR Commercial Mortgage Trust
10,184,942	Series 2017-5-X	0.87%(a)(f)(g)	03/10/2050	40,267

Principal Amount $	Security Description	Rate	Maturity	Value $
	Lument Finance Trust, Inc.
2,800,000	Series 2025-FL3-C (1 mo. Term SOFR + 2.75%, 2.75% Floor)	6.42%(a)	07/21/2043	2,834,485
	Merit 2020
670,000	Series 2021-STOR-C (1 mo. Term SOFR + 1.16%, 1.05% Floor)	4.84%(a)	07/15/2038	669,833
	MF1 Multifamily Housing Mortgage Loan Trust
1,487,000	Series 2021-FL7-B (1 mo. Term SOFR + 1.86%, 1.75% Floor)	5.54%(a)	10/16/2036	1,488,899
2,950,000	Series 2021-FL7-C (1 mo. Term SOFR + 2.16%, 2.05% Floor)	5.84%(a)	10/16/2036	2,951,652
2,658,000	Series 2021-FL7-D (1 mo. Term SOFR + 2.66%, 2.55% Floor)	6.34%(a)	10/16/2036	2,661,572
1,380,000	Series 2024-FL14-A (1 mo. Term SOFR + 1.74%, 1.74% Floor)	5.41%(a)	03/19/2039	1,382,912
1,500,000	Series 2024-FL15-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	6.17%(a)	08/18/2041	1,504,939
2,100,000	Series 2024-FL16-D (1 mo. Term SOFR + 3.59%, 3.59% Floor)	7.27%(a)	11/18/2039	2,089,473
1,260,000	Series 2025-FL17-D (1 mo. Term SOFR + 2.74%, 2.74% Floor)	6.42%(a)	02/18/2040	1,265,088
3,130,000	Series 2026-FL21-C (1 mo. Term SOFR + 1.95%, 1.95% Floor)	5.63%(a)	02/18/2041	3,141,509
	MHC Commercial Mortgage Trust
19,411	Series 2021-MHC-E (1 mo. Term SOFR + 2.22%, 2.10% Floor)	5.89%(a)	04/15/2038	19,409
	Morgan Stanley Bank of America Merrill Lynch Trust
831,410	Series 2013-C9-B	3.71%(f)	05/15/2046	794,181
1,140,000	Series 2025-5C1-C	6.64%(f)	03/15/2058	1,177,020
9,836,000	Series 2025-5C2-XA	1.25%(f)(g)	11/15/2058	501,488
	Morgan Stanley Capital I, Inc.
2,489,000	Series 2019-NUGS-F (1 mo. Term SOFR + 2.96%, 4.34% Floor)	6.63%(a)	12/15/2036	13,453
	Natixis Commercial Mortgage Securities Trust
1,310,000	Series 2019-10K-E	4.13%(a)(f)	05/15/2039	1,214,820
	PFP III Ltd.
1,095,083	Series 2024-11-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	6.16%(a)	09/17/2039	1,097,495
1,840,000	Series 2026-13-C (1 mo. Term SOFR + 2.00%, 2.00% Floor)	5.68%(a)	08/18/2043	1,845,864
	PLYM Commercial Mortgage Trust
970,000	Series 2026-IND-D (1 mo. Term SOFR + 2.15%, 2.15% Floor)	5.82%(a)	03/15/2043	962,745
	RFR Trust
1,050,000	Series 2025-SGRM-E	7.27%(a)(f)	03/11/2041	1,055,842
	Starwood Property Trust, Inc.
260,894	Series 2022-FL3-A (30 day avg SOFR US + 1.35%, 1.35% Floor)	5.02%(a)	11/15/2038	261,209
	TCO Commercial Mortgage Trust
680,000	Series 2024-DPM-C (1 mo. Term SOFR + 1.99%, 1.99% Floor)	5.66%(a)	12/15/2039	680,291
	TPG Real Estate Finance Issuer Ltd.
1,500,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	5.83%(a)	02/15/2039	1,501,866
	UBS Commercial Mortgage Trust
2,325,000	Series 2018-C13-B	4.79%(f)	10/15/2051	2,205,963

114	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
295,000	Series 2018-C13-C	4.97%(f)	10/15/2051	273,039
1,097,000	Series 2018-C8-C	4.68%(f)	02/15/2051	1,008,025
12,318,303	Series 2018-C8-XA	0.81%(f)(g)	02/15/2051	150,381
	VASA Trust
755,000	Series 2021-VASA-A (1 mo. Term SOFR + 1.01%, 0.90% Floor)	4.69%(a)	07/15/2039	741,935
	VEGAS Trust
684,000	Series 2024-TI-A	5.52%(a)	11/10/2039	685,828
	Wells Fargo Commercial Mortgage Trust
47,952,891	Series 2025-5C3-XA	0.81%(f)(g)	01/15/2058	1,344,575
1,260,000	Series 2025-AGLN-B (1 mo. Term SOFR + 1.94%, 1.94% Floor)	5.61%(a)	07/15/2037	1,256,920
1,790,000	Series 2025-VTT-C	5.45%(a)(f)	03/15/2038	1,794,160
	WHARF Trust
1,070,000	Series 2025-DC-E	7.21%(a)(f)	07/15/2040	1,074,438
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $202,850,985)			179,312,928

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 17.7%
	ACE Securities Corp.
2,415,082	Series 2007-HE1-A2A (1 mo. Term SOFR + 0.29%, 0.18% Floor)	3.97%	01/25/2037	1,471,062
980,266	Series 2007-HE1-A2D (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.29%	01/25/2037	597,043
	Adamas Trust, Inc.
2,354,000	Series 2025-INV2-B1	6.99%(a)(f)	10/25/2060	2,343,145
	AMSR Trust
5,122,000	Series 2021-SFR3-G	3.80%(a)	10/17/2038	5,057,752
2,775,000	Series 2024-SFR1-D	4.29%(a)(h)	07/17/2041	2,673,039
10,000,000	Series 2025-SFR1-D	3.66%(a)	06/17/2042	9,255,926
	APS Resecuritization Trust
6,530,442	Series 2015-3-1MZ (12 Month US Treasury Average + 0.96%, 0.96% Floor)	4.06%(a)	10/27/2046	5,747,916
	Asset Backed Securities Corp. Home Equity
1,449,552	Series 2007-HE2-A4 (1 mo. Term SOFR + 0.34%, 0.23% Floor)	4.02%	05/25/2037	1,046,970
	Banco Santander SA
2,000,000	Series 2025-NQM5-M1	6.04%(a)(f)	08/25/2065	1,997,634
1,000,000	Series 2026-NQM1-B1	6.70%(a)(f)	11/25/2065	995,556
	Bear Stearns Adjustable Rate Mortgage Trust
746,007	Series 2006-2-2A1	4.26%(f)	07/25/2036	644,329
	Bear Stearns Alt-A Trust
601,419	Series 2006-4-22A1	4.16%(f)	08/25/2036	444,409
	BRAVO Residential Funding Trust
4,000,000	Series 2025-NQM7-M1	6.23%(a)(f)	07/25/2065	4,015,498
654,000	Series 2026-NQM1-B1	6.45%(a)(f)	12/25/2065	653,562
1,000,000	Series 2026-NQM2-B1	6.35%(a)(f)	11/25/2065	987,644
1,000,000	Series 2026-NQM3-B1	6.43%(a)(f)	11/25/2065	1,006,156
	Chase Mortgage Finance Corp.
1,955,867	Series 2007-S4-A4 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.39%	06/25/2037	562,362
	Citimortgage Alternative Loan Trust
464,765	Series 2007-A5-1A10	5.75%	05/25/2037	418,667
	COLT Funding LLC
900,000	Series 2025-7-M1	6.03%(a)(f)	06/25/2070	900,366
	Countrywide Alternative Loan Trust
193,551	Series 2005-75CB-A3	5.50%	01/25/2036	126,757
523,811	Series 2006-23CB-2A2	6.50%	08/25/2036	149,002

Principal Amount $	Security Description	Rate	Maturity	Value $
3,239,707	Series 2006-6CB-2A10	6.00%	05/25/2036	1,137,474
1,627,642	Series 2006-OA6-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.21%	07/25/2046	1,516,139
268,913	Series 2007-15CB-A7	6.00%	07/25/2037	152,853
460,621	Series 2008-1R-2A3	6.00%	08/25/2037	214,266
	Countrywide Home Loan Mortgage Pass Through Trust
66,271	Series 2005-HYB9-3A2A (12 mo. Term SOFR + 2.47%, 1.75% Floor, 11.00% Cap)	6.22%	02/20/2036	59,268
232,935	Series 2007-14-A15	6.50%	09/25/2037	118,536
4,561,558	Series 2007-14-A19	6.00%	09/25/2037	2,147,177
245,951	Series 2007-HY1-1A1	4.47%(f)	04/25/2037	231,287
	Credit Suisse First Boston Mortgage Securities Corp.
355,721	Series 2005-10-6A9	5.50%	11/25/2035	122,673
150,514	Series 2005-9-5A9	5.50%	10/25/2035	70,194
	Credit Suisse Mortgage Capital Certificates
1,500,000	Series 2021-NQM6-B1	3.29%(a)(f)	07/25/2066	1,091,423
	CSAB Mortgage Backed Trust
928,998	Series 2006-2-A5A	6.58%(h)	09/25/2036	255,967
	DB US Financial Markets Holding Corp.
80,314	Series 2014-RS1-1A2	6.50%(a)(f)	07/27/2037	67,422
	Deutsche ALT-A Securities, Inc.
141,566	Series 2006-AB4-A1A (30 day avg SOFR US)	6.01%	10/25/2036	123,519
	Ellington Financial Mortgage Trust
2,829,000	Series 2025-INV3-B1	7.58%(a)(f)	07/25/2070	2,852,295
1,800,000	Series 2025-INV5-B1	6.79%(a)(f)	12/25/2070	1,804,353
1,405,000	Series 2025-NQM3-M1A	6.05%(a)(f)	08/25/2070	1,409,792
	Fannie Mae Connecticut Avenue Securities
6,200,000	Series 2024-R01-1M2 (30 day avg SOFR US + 1.80%, 0.00% Floor)	5.46%(a)	01/25/2044	6,255,903
9,570,381	Series 2024-R05-2M2 (30 day avg SOFR US + 1.70%, 0.00% Floor)	5.36%(a)	07/25/2044	9,591,828
7,500,000	Series 2025-R04-1M2 (30 day avg SOFR US + 1.50%, 0.00% Floor)	5.16%(a)	05/25/2045	7,536,007
	FirstKey Homes Trust
6,452,000	Series 2021-SFR1-F1	3.24%(a)	08/17/2038	6,392,198
	Freddie Mac Structured Agency Credit Risk Debt Notes
4,300,000	Series 2024-DNA1-M2 (30 day avg SOFR US + 1.95%, 0.00% Floor)	5.61%(a)	02/25/2044	4,341,266
	Freedom Mortgage Parent LLC
8,000,000	Series 2021-GT1-A	3.62%(a)(f)	07/25/2026	7,685,888
	GCAT
500,000	Series 2019-NQM3-B1	3.95%(a)(f)	11/25/2059	446,466
3,502,000	Series 2025-NQM3-B1	7.13%(a)(f)	05/25/2070	3,510,512
5,850,000	Series 2026-NQM2-A3	5.85%(a)(h)	02/25/2071	5,867,047
2,857,000	Series 2026-NQM2-M1	6.15%(a)(f)	02/25/2071	2,865,262
	GS Mortgage-Backed Securities Trust
4,410,000	Series 2025-NQM4-M1	5.97%(a)(f)	10/25/2065	4,393,586
	Home Partners of America Trust
6,410,959	Series 2019-2-F	3.87%(a)	10/19/2039	6,232,372
	Impac Secured Assets CMN Owner Trust
574,524	Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap)	4.33%	02/25/2037	524,696
	JP Morgan Mortgage Trust
399,743	Series 2005-S3-1A2	5.75%	01/25/2036	173,268
255,546	Series 2007-A2-4A1M	4.54%(f)	04/25/2037	210,948
1,300,000	Series 2025-NQM3-M1A	5.97%(a)(f)	11/25/2065	1,301,948
	Legacy Mortgage Asset Trust
3,870,283	Series 2021-GS1-A2	7.84%(a)(h)	10/25/2066	3,877,044

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	115

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Lehman Mortgage Trust
103,021	Series 2006-1-1A3	5.50%	02/25/2036	46,772
	Mastr Adjustable Rate Mortgages Trust
67,831	Series 2006-2-2A1	6.54%(f)	04/25/2036	30,067
	Merrill Lynch Alternative Note Asset
256,955	Series 2007-F1-2A7	6.00%	03/25/2037	77,374
	Merrill Lynch Mortgage Investors, Inc.
527,058	Series 2006-AF1-AF2C	6.25%	08/25/2036	185,819
	Morgan Stanley Mortgage Loan Trust
3,898,939	Series 2005-7-3A1	4.56%(f)	11/25/2035	1,975,670
66,561	Series 2005-7-4A1	5.50%	11/25/2035	38,031
266,251	Series 2006-2-7A1	5.44%(f)	02/25/2036	142,453
394,272	Series 2007-8XS-A1	5.75%(f)	04/25/2037	186,590
	Morgan Stanley Resecuritization Trust
6,206,650	Series 2013-R7-8B (12 Month US Treasury Average + 0.96%, 0.96% Floor)	4.87%(a)	12/26/2046	5,920,952
	Morgan Stanley Residential Mortgage Loan Trust
2,000,000	Series 2025-NQM5-B1	7.07%(a)(f)	07/25/2070	2,003,086
	New Century Home Equity Loan Trust
623,215	Series 2006-1-A2B (1 mo. Term SOFR + 0.47%, 0.36% Floor, 12.50% Cap)	4.15%	05/25/2036	623,319
	New Residential Mortgage Loan Trust
1,700,000	Series 2025-NQM5-B1	6.83%(a)(f)	08/25/2065	1,674,933
3,250,000	Series 2026-NQM1-B1	6.60%(a)(f)	11/25/2065	3,210,419
	Novastar Home Equity Loan
9,105,733	Series 2006-3-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor, 11.00% Cap)	4.11%	10/25/2036	4,176,931
	Onslow Bay Mortgage Loan Trust
1,375,000	Series 2024-NQM18-M1	6.17%(a)(f)	10/25/2064	1,378,519
	Pretium Mortgage Credit Partners LLC
2,700,000	Series 2025-NPL10-A2	7.26%(a)(h)	10/25/2055	2,697,967
1,162,000	Series 2025-NPL9-A2	7.51%(a)(h)	08/25/2055	1,165,559
	Progress Residential Trust
8,100,000	Series 2021-SFR3-F	3.44%(a)	05/17/2026	8,071,873
6,000,000	Series 2024-SFR3-E1	4.00%(a)	06/17/2041	5,744,759
	PRPM LLC
3,991,421	Series 2025-3-A1	6.26%(a)(h)	05/25/2030	3,983,167
6,307,491	Series 2025-4-A1	6.18%(a)(h)	06/25/2030	6,300,939
800,000	Series 2025-7-A2	7.45%(a)(h)	08/25/2030	798,160
2,000,000	Series 2025-NQM4-B1	6.72%(a)(f)	07/25/2070	1,994,966
	RALI Trust
207,454	Series 2006-QS12-2A3	6.00%	09/25/2036	168,904
	Residential Asset Securitization Trust
1,488,663	Series 2005-A15-5A2	5.75%	02/25/2036	530,148
345,157	Series 2006-A2-A11	6.00%	01/25/2046	123,227
	Residential Mortgage Loan Trust
5,750,000	Series 2020-1-B1	3.95%(a)(f)	01/26/2060	5,489,887
	RFMSI Trust
2,184,309	Series 2006-S8-A10	6.00%	09/25/2036	1,758,475
	Soundview Home Equity Loan Trust
3,883,586	Series 2007-OPT1-2A2 (1 mo. Term SOFR + 0.26%, 0.15% Floor)	3.94%	06/25/2037	2,621,278
	Starwood Mortgage Residential Trust
1,116,000	Series 2019-INV1-B1	3.66%(a)(f)	09/27/2049	1,064,495
	Structured Adjustable Rate Mortgage Loan Trust
430,103	Series 2005-22-4A1	5.21%(f)	12/25/2035	401,470

Principal Amount $	Security Description	Rate	Maturity	Value $
	Structured Asset Securities Corp.
6,259,468	Series 2007-OSI-A4 (1 mo. Term SOFR + 0.51%, 0.40% Floor)	4.19%	06/25/2037	4,192,326
4,234,290	Series 2007-RF1-1A (1 mo. Term SOFR + 0.30%, 0.19% Floor)	3.98%(a)	03/25/2037	3,483,940
	TBW Mortgage Backed Pass Through Certificates
13,430,914	Series 2006-3-4A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 7.50% Cap)	4.19%	07/25/2036	937,400
13,431,001	Series 2006-3-4A3 (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	3.31%(g)(i)	07/25/2036	367,476
	Velocity Commercial Capital Loan Trust
1,006,289	Series 2018-2-M2	4.51%(a)(f)	10/26/2048	956,186
256,024	Series 2018-2-M3	4.72%(a)(f)	10/26/2048	237,362
790,165	Series 2019-1-M5	5.70%(a)(f)	03/25/2049	702,508
997,839	Series 2019-2-M4	3.99%(a)(f)	07/25/2049	882,434
	Verus Securitization Trust
2,600,000	Series 2021-3-B1	3.20%(a)(f)	06/25/2066	2,035,606
5,000,000	Series 2021-7-B1	4.14%(a)(f)	10/25/2066	4,046,961
3,000,000	Series 2021-R2-B1	3.25%(a)(f)	02/25/2064	2,568,859
2,150,000	Series 2024-3-B2	8.41%(a)(f)	04/25/2069	2,185,557
4,750,000	Series 2024-6-M1	6.18%(a)(f)	07/25/2069	4,765,118
2,000,000	Series 2024-9-M1	6.20%(a)(f)	11/25/2069	2,006,195
6,125,000	Series 2025-1-M1	6.51%(a)(f)	01/25/2070	6,171,392
1,493,000	Series 2025-2-B1	6.97%(a)	03/25/2070	1,499,649
7,680,000	Series 2025-3-B1	7.49%(a)(f)	05/25/2070	7,770,968
1,228,000	Series 2025-5-B1	7.06%(a)(f)	06/25/2070	1,234,291
1,500,000	Series 2025-6-B1	6.87%(a)(f)	07/25/2070	1,504,014
1,000,000	Series 2025-7-B1	6.62%(a)(f)	08/25/2070	1,005,104
400,000	Series 2025-8-B1	6.48%(a)	09/25/2070	395,573
1,000,000	Series 2025-9-B1	6.54%(a)(f)	10/27/2070	993,107
392,000	Series 2025-9-B2	7.38%(a)(f)	10/27/2070	389,613
2,100,000	Series 2025-R1-M1	6.13%(a)(f)	05/25/2065	2,109,303
1,298,000	Series 2026-1-B1	6.47%(a)(f)	01/25/2071	1,281,919
2,925,000	Series 2026-2-B1	6.33%(a)(f)	02/25/2071	2,855,666
3,000,000	Series 2026-3-B1	6.44%(a)(f)	03/25/2071	3,017,115
1,200,000	Series 2026-R1-B1	5.80%(a)(f)	10/25/2067	1,175,459
	WaMu Mortgage Pass Through Certificates
548,881	Series 2007-HY6-2A2	3.84%(f)	06/25/2037	486,481
	Washington Mutual Alternative Mortgage Pass-Through Certificates
399,551	Series 2006-2-4CB	6.00%	03/25/2036	394,215
	Wells Fargo Alternative Loan Trust
190,195	Series 2007-PA5-1A1	6.25%	11/25/2037	163,310
	Wells Fargo Home Equity Trust
4,534,286	Series 2007-2-A4 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	4.39%	04/25/2037	3,365,343
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $281,848,269)			255,442,331

US CORPORATE BONDS - 4.3%
615,000	1261229 BC Ltd.	10.00%(a)	04/15/2032	630,184
215,000	AAR Escrow Issuer LLC	6.75%(a)	03/15/2029	218,977
425,000	Academy Ltd.	6.00%(a)	11/15/2027	426,604
75,000	Acrisure LLC / Acrisure Finance, Inc.	6.00%(a)	08/01/2029	70,500
240,000	Acrisure LLC / Acrisure Finance, Inc.	6.75%(a)	07/01/2032	231,502
485,000	Acushnet Co.	5.63%(a)	12/01/2033	482,459
95,000	AdaptHealth LLC	5.13%(a)	03/01/2030	91,084
130,000	Advance Auto Parts, Inc.	7.38%(a)	08/01/2033	131,776
450,000	Advanced Drainage Systems, Inc.	6.38%(a)	06/15/2030	454,207
155,000	Advanced Drainage Systems, Inc.	5.38%(a)	03/01/2034	151,221
240,000	Aethon United BR LP / Aethon United Finance Corp.	7.50%(a)	10/01/2029	250,452

116	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
215,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.75%(a)	10/15/2027	214,969
265,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.50%(a)	10/01/2031	260,547
280,000	Allied Universal Holdco LLC	7.88%(a)	02/15/2031	288,928
200,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.00%(a)	06/01/2029	193,454
115,000	Amentum Holdings, Inc.	7.25%(a)	08/01/2032	119,113
100,000	American Axle & Manufacturing, Inc.	5.00%	10/01/2029	95,460
135,000	American Axle & Manufacturing, Inc.	6.38%(a)	10/15/2032	133,724
115,000	American Axle & Manufacturing, Inc.	7.75%(a)	10/15/2033	112,023
185,000	AmWINS Group, Inc.	4.88%(a)	06/30/2029	177,370
110,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp.	7.00%(a)	04/15/2030	110,242
130,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	5.25%(a)	04/15/2030	122,931
150,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.	9.75%(a)	04/15/2030	159,361
135,000	APH / APH2 / APH3	7.88%(a)	11/01/2029	122,199
230,000	Archrock Partners LP / Archrock Partners Finance Corp.	6.63%(a)	09/01/2032	234,651
410,000	Arsenal AIC Parent LLC	8.00%(a)	10/01/2030	427,391
30,000	Artera Services LLC	8.50%(a)	02/15/2031	25,714
130,000	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.63%(a)	04/01/2030	120,771
90,000	Asurion LLC/ Asurion Co.-Issuer, Inc.	8.00%(a)	12/31/2032	93,446
70,000	Asurion LLC/ Asurion Co.-Issuer, Inc.	8.38%(a)	02/01/2034	68,010
260,000	AthenaHealth Group, Inc.	6.50%(a)	02/15/2030	244,320
130,000	Azorra Finance Ltd.	7.75%(a)	04/15/2030	134,006
225,000	Azorra Finance Ltd.	7.25%(a)	01/15/2031	227,379
230,000	Bausch + Lomb Corp.	8.38%(a)	10/01/2028	237,763
175,000	Black Pearl Compute LLC	6.13%(a)	02/15/2031	178,333
315,000	Buckeye Partners LP	6.88%(a)	07/01/2029	324,381
265,000	Builders FirstSource, Inc.	6.38%(a)	03/01/2034	261,944
150,000	Builders FirstSource, Inc.	6.75%(a)	05/15/2035	150,044
100,000	CACI International, Inc.	6.38%(a)	06/15/2033	101,862
150,000	Caesars Entertainment, Inc.	6.00%(a)	10/15/2032	138,184
570,000	Carnival Corp.	5.88%(a)	06/15/2031	577,365
490,000	Carnival Corp.	5.75%(a)	08/01/2032	490,453
94,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.13%(a)	05/01/2027	93,956
495,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75%(a)	03/01/2030	470,005
420,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75%(a)	02/01/2032	380,084
180,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.25%(a)	01/15/2034	154,156
65,000	CCO Holdings LLC / CCO Holdings Capital Corp.	7.38%(a)	02/01/2036	64,788
155,000	Celanese US Holdings LLC	6.50%	04/15/2030	158,281
155,000	Celanese US Holdings LLC	6.75%	04/15/2033	159,122
65,000	Chemours Co.	7.88%(a)	03/15/2034	65,046
315,000	Chord Energy Corp.	6.00%(a)	10/01/2030	319,366
190,000	Chord Energy Corp.	6.75%(a)	03/15/2033	196,284
205,000	CHS/Community Health Systems, Inc.	6.00%(a)	01/15/2029	202,869
85,000	CHS/Community Health Systems, Inc.	6.88%(a)	04/15/2029	81,827
140,000	CHS/Community Health Systems, Inc.	4.75%(a)	02/15/2031	129,146
250,000	Cipher Compute LLC	7.13%(a)	11/15/2030	259,320
140,000	Clarios Global LP / Clarios US Finance Co.	6.75%(a)	05/15/2028	141,441
555,000	Clarios Global LP / Clarios US Finance Co.	6.75%(a)	02/15/2030	567,879
455,000	Clarios Global LP / Clarios US Finance Co.	6.75%(a)	09/15/2032	458,927

Principal Amount $	Security Description	Rate	Maturity	Value $
130,000	Clear Channel Outdoor Holdings, Inc.	7.50%(a)	06/01/2029	130,623
215,000	Clear Channel Outdoor Holdings, Inc.	7.13%(a)	02/15/2031	225,387
155,000	Cleveland-Cliffs, Inc.	6.88%(a)	11/01/2029	155,091
135,000	Cloud Software Group, Inc.	6.50%(a)	03/31/2029	131,835
180,000	Cloud Software Group, Inc.	9.00%(a)	09/30/2029	173,813
110,000	Cloud Software Group, Inc.	6.63%(a)	08/15/2033	97,898
160,000	Clydesdale Acquisition Holdings, Inc.	6.75%(a)	04/15/2032	151,573
205,000	CNX Midstream Partners LP	4.75%(a)	04/15/2030	195,041
170,000	CNX Resources Corp.	5.88%(a)	03/01/2034	165,680
395,000	Columbus McKinnon Corp./NY	7.13%(a)	02/01/2033	395,188
180,000	CoreWeave, Inc.	9.25%(a)	06/01/2030	175,071
110,000	Cougar JV Subsidiary LLC	8.00%(a)	05/15/2032	113,819
470,000	CQP Holdco LP / BIP-V Chinook Holdco LLC	5.50%(a)	06/15/2031	458,580
65,000	Crescent Energy Finance LLC	7.88%(a)	04/15/2032	66,456
485,000	Dcli Bidco LLC	7.75%(a)	11/15/2029	490,842
510,000	Dealer Tire LLC / DT Issuer LLC	8.00%(a)	02/01/2028	498,976
395,000	Directv Financing LLC	8.88%(a)	02/01/2030	394,615
78,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	5.88%(a)	08/15/2027	77,966
265,000	Discovery Global Holdings, Inc.	4.05%	03/15/2029	256,553
105,000	Discovery Global Holdings, Inc.	4.28%	03/15/2032	93,056
180,000	Discovery Global Holdings, Inc.	5.05%	03/15/2042	119,035
505,000	DISH DBS Corp.	5.75%(a)	12/01/2028	488,738
365,000	DISH DBS Corp.	5.13%	06/01/2029	326,586
120,000	Dornoch Debt Merger Sub, Inc.	6.63%(a)	10/15/2029	107,247
210,000	EchoStar Corp.	10.75%	11/30/2029	226,982
440,000	Ellucian Holdings, Inc.	6.50%(a)	12/01/2029	430,876
55,000	Embarq LLC	8.00%	06/01/2036	17,637
320,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	6.63%(a)	12/15/2030	325,859
195,000	Energizer Holdings, Inc.	6.00%(a)	09/15/2033	182,868
130,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75%(a)	01/15/2030	121,526
170,000	Flash Compute LLC	7.25%(a)	12/31/2030	171,367
195,000	Freedom Mortgage Holdings LLC	8.38%(a)	04/01/2032	192,022
115,000	Full House Resorts, Inc.	8.25%(a)	02/15/2028	104,938
150,000	Gates Corp./DE	6.88%(a)	07/01/2029	154,093
640,000	Genesee & Wyoming, Inc.	6.25%(a)	04/15/2032	648,448
200,000	Genting New York LLC / GENNY Capital, Inc.	7.25%(a)	10/01/2029	200,918
290,000	Getty Images, Inc.	10.50%(a)	11/15/2030	260,356
500,000	GFL Environmental Holdings US, Inc.	5.50%(a)	02/01/2034	491,023
140,000	Goat Holdco LLC	6.75%(a)	02/01/2032	140,979
95,000	Goodyear Tire & Rubber Co.	5.25%	07/15/2031	85,079
80,000	GrafTech Finance, Inc.	4.63%(a)	12/23/2029	44,743
485,000	Graham Holdings Co.	5.63%(a)	12/01/2033	476,331
295,000	Gray Media, Inc.	9.63%(a)	07/15/2032	295,256
255,000	Gray Media, Inc.	7.25%(a)	08/15/2033	257,151
415,000	Griffon Corp.	5.75%	03/01/2028	414,440
150,000	Group 1 Automotive, Inc.	6.38%(a)	01/15/2030	151,106
240,000	Gulfport Energy Operating Corp.	6.75%(a)	09/01/2029	245,753
305,000	Harvest Midstream I LP	7.50%(a)	05/15/2032	311,498
155,000	Herc Holdings, Inc.	7.00%(a)	06/15/2030	159,043
110,000	Herc Holdings, Inc.	5.75%(a)	03/15/2031	108,434
110,000	Herc Holdings, Inc.	6.00%(a)	03/15/2034	106,456
250,000	Hightower Holding LLC	6.75%(a)	04/15/2029	245,674
125,000	Hilcorp Energy I LP / Hilcorp Finance Co.	7.25%(a)	02/15/2035	124,716
320,000	Hilton Domestic Operating Co., Inc.	5.75%(a)	09/15/2033	318,808
195,000	HUB International Ltd.	7.25%(a)	06/15/2030	199,871
150,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.25%	05/15/2027	147,107

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	117

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
65,000	iHeartCommunications, Inc.	9.13%(a)	05/01/2029	59,092
42,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00%(a)	07/01/2028	42,076
130,000	Industrial F&B Investments III, Inc.	7.75%(a)	02/11/2033	131,463
320,000	Installed Building Products, Inc.	5.63%(a)	02/01/2034	313,054
200,000	ION Platform Finance US, Inc.	7.88%(a)	09/30/2032	155,055
275,000	ION Platform Finance US, Inc. / ION Platform Finance SARL	5.00%(a)	05/01/2028	257,150
195,000	IQVIA, Inc.	6.25%(a)	06/01/2032	198,264
195,000	Iron Mountain, Inc.	7.00%(a)	02/15/2029	198,877
100,000	JetBlue Airways Corp. / JetBlue Loyalty LP	9.88%(a)	09/20/2031	94,642
140,000	K Hovnanian Enterprises, Inc.	8.00%(a)	04/01/2031	138,611
320,000	Kodiak Gas Services LLC	7.25%(a)	02/15/2029	331,715
155,000	Kodiak Gas Services LLC	6.50%(a)	10/01/2033	156,781
155,000	Kodiak Gas Services LLC	6.75%(a)	10/01/2035	157,582
490,000	Lamar Media Corp.	5.38%(a)	11/01/2033	480,008
65,000	LBM Acquisition LLC	6.25%(a)	01/15/2029	47,578
90,000	LBM Acquisition LLC	9.50%(a)	06/15/2031	78,453
115,000	Level 3 Financing, Inc.	3.75%(a)	07/15/2029	107,094
475,000	Level 3 Financing, Inc.	6.88%(a)	06/30/2033	484,078
155,000	LFS Topco LLC	8.75%(a)	07/15/2030	148,253
640,000	Life Time, Inc.	6.00%(a)	11/15/2031	645,413
150,000	LifePoint Health, Inc.	10.00%(a)	06/01/2032	153,372
220,000	Light & Wonder International, Inc.	7.25%(a)	11/15/2029	224,373
165,000	Light & Wonder International, Inc.	6.25%(a)	10/01/2033	161,778
210,000	Lindblad Expeditions LLC	7.00%(a)	09/15/2030	214,535
460,000	M/I Homes, Inc.	4.95%	02/01/2028	454,417
550,000	Madison IAQ LLC	5.88%(a)	06/30/2029	539,734
180,000	Matador Resources Co.	6.50%(a)	04/15/2032	182,092
205,000	Matador Resources Co.	6.00%(a)	04/15/2034	203,829
210,000	Match Group Holdings II LLC	5.00%(a)	12/15/2027	209,261
165,000	Mativ Holdings, Inc.	8.00%(a)	10/01/2029	153,884
90,000	Mavis Tire Express Services Topco Corp.	6.50%(a)	05/15/2029	89,359
65,000	McAfee Corp.	7.38%(a)	02/15/2030	53,774
120,000	McGraw-Hill Education, Inc.	5.75%(a)	08/01/2028	118,742
190,000	McGraw-Hill Education, Inc.	7.38%(a)	09/01/2031	194,086
345,000	Medline Borrower LP	5.25%(a)	10/01/2029	342,170
135,000	Medline Borrower LP/Medline Co.-Issuer, Inc.	6.25%(a)	04/01/2029	137,731
200,000	Michaels Cos., Inc.	8.50%(a)	03/15/2033	194,910
160,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.	4.88%(a)	05/01/2029	155,259
220,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC	6.75%(a)	04/01/2032	210,843
150,000	Nabors Industries, Inc.	9.13%(a)	01/31/2030	157,584
215,000	Nabors Industries, Inc.	7.63%(a)	11/15/2032	220,222
85,000	Navient Corp.	5.00%	03/15/2027	83,153
85,000	Navient Corp.	7.88%	06/15/2032	75,888
90,000	NCL Corp. Ltd.	5.88%(a)	01/15/2031	87,495
90,000	NCL Corp. Ltd.	6.25%(a)	09/15/2033	87,393
215,000	Neptune Bidco US, Inc.	10.38%(a)	05/15/2031	217,131
195,000	Newell Brands, Inc.	6.38%	05/15/2030	187,338
470,000	Nexstar Media, Inc.	6.50%(a)	09/15/2033	473,865
105,000	Nexstar Media, Inc.	7.25%(a)	04/15/2034	105,424
90,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.13%(a)	02/15/2029	92,772
160,000	Nissan Motor Acceptance Co. LLC	5.63%(a)	09/29/2028	157,128
150,000	Novelis Corp.	6.88%(a)	01/30/2030	151,418
180,000	NRG Energy, Inc.	6.00%(a)	02/01/2033	180,161
70,000	NRG Energy, Inc.	5.75%(a)	01/15/2034	69,096
220,000	OAK-Eagle Acquireco, Inc.	7.25%(a)	07/01/2033	228,084
125,000	OAK-Eagle Acquireco, Inc.	8.75%(a)	07/01/2034	130,943
110,000	Olin Corp.	6.63%(a)	04/01/2033	107,742

Principal Amount $	Security Description	Rate	Maturity	Value $
200,000	Olympus Water US Holding Corp.	7.25%(a)	02/15/2033	190,997
220,000	OneMain Finance Corp.	6.63%	01/15/2028	221,662
190,000	OneMain Finance Corp.	6.13%	05/15/2030	185,920
155,000	OneMain Finance Corp.	7.50%	05/15/2031	155,926
225,000	OneMain Finance Corp.	6.50%	03/15/2033	215,289
190,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.38%(a)	02/15/2031	198,223
170,000	Panther Escrow Issuer LLC	7.13%(a)	06/01/2031	170,657
245,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer	7.00%(a)	02/01/2030	248,160
55,000	PBF Holding Co. LLC / PBF Finance Corp.	6.00%	02/15/2028	54,783
170,000	Penn Entertainment, Inc.	6.75%(a)	04/01/2031	165,298
110,000	PennyMac Financial Services, Inc.	4.25%(a)	02/15/2029	104,326
120,000	PennyMac Financial Services, Inc.	7.88%(a)	12/15/2029	122,828
105,000	PennyMac Financial Services, Inc.	6.88%(a)	05/15/2032	101,432
125,000	Performance Food Group, Inc.	5.63%(a)	03/01/2034	120,700
115,000	Permian Resources Operating LLC	6.25%(a)	02/01/2033	117,223
250,000	PetSmart LLC / PetSmart Finance Corp.	7.50%(a)	09/15/2032	251,404
250,000	PetSmart LLC / PetSmart Finance Corp.	10.00%(a)	09/15/2033	249,707
185,000	Post Holdings, Inc.	6.38%(a)	03/01/2033	182,419
25,000	Post Holdings, Inc.	6.25%(a)	10/15/2034	24,504
515,000	Primo Water Holdings, Inc. / Triton Water Holdings, Inc.	6.25%(a)	04/01/2029	516,208
125,000	Qnity Electronics, Inc.	6.25%(a)	08/15/2033	126,548
720,000	Quikrete Holdings, Inc.	6.75%(a)	03/01/2033	731,819
190,000	QXO Building Products, Inc.	6.75%(a)	04/30/2032	193,964
35,000	Radiate Holdco LLC / Radiate Finance, Inc.	4.50%(a)	09/15/2026	34,213
93,840	Radiology Partners, Inc. (9.78% PIK)	9.78%(a)	02/15/2030	85,819
240,000	Radiology Partners, Inc.	8.50%(a)	07/15/2032	243,629
245,000	RHP Hotel Properties LP / RHP Finance Corp.	6.50%(a)	06/15/2033	249,652
205,000	RHP Hotel Properties LP / RHP Finance Corp.	5.75%(a)	03/15/2034	202,467
165,000	Rivers Enterprise Borrower LLC	6.25%(a)	10/15/2030	164,680
410,000	Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp.	6.63%(a)	02/01/2033	407,315
145,000	Rocket Cos., Inc.	6.13%(a)	08/01/2030	146,428
145,000	Rocket Cos., Inc.	6.38%(a)	08/01/2033	146,739
335,000	Rockies Express Pipeline LLC	6.75%(a)	03/15/2033	345,039
84,000	Sabre GLBL, Inc.	10.75%(a)	11/15/2029	71,820
115,000	Sabre GLBL, Inc.	10.75%(a)	03/15/2030	97,267
170,000	Select Medical Corp.	6.25%(a)	12/01/2032	162,185
205,000	Service Properties Trust	0.00%(a)	09/30/2027	186,764
50,000	Service Properties Trust	5.50%	12/15/2027	50,116
105,000	Service Properties Trust	8.88%	06/15/2032	104,176
355,000	Sirius XM Radio LLC	5.50%(a)	07/01/2029	354,042
170,000	Sirius XM Radio LLC	5.88%(a)	04/15/2032	169,041
180,000	SM Energy Co.	7.00%(a)	08/01/2032	183,933
315,000	Solstice Advanced Materials, Inc.	5.63%(a)	09/30/2033	310,915
115,000	Standard Building Solutions, Inc.	6.50%(a)	08/15/2032	115,161
450,000	Standard Building Solutions, Inc.	6.25%(a)	08/01/2033	445,372
215,000	Standard Building Solutions, Inc.	5.88%(a)	03/15/2034	207,526
195,000	Staples, Inc.	10.75%(a)	09/01/2029	180,490
70,000	Star Leasing Co. LLC	7.63%(a)	02/15/2030	64,853
270,000	Starwood Property Trust, Inc.	5.25%(a)	10/15/2028	267,096
140,000	Starwood Property Trust, Inc.	7.25%(a)	04/01/2029	144,323

118	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
155,000	Starwood Property Trust, Inc.	6.00%(a)	04/15/2030	154,784
25,000	Starz Capital Holdings LLC	5.50%(a)	04/15/2029	20,500
330,000	Station Casinos LLC	6.63%(a)	03/15/2032	331,534
135,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.00%(a)	06/01/2031	127,158
175,000	SunCoke Energy, Inc.	4.88%(a)	06/30/2029	158,088
260,000	SV RNO Property Owner 1 LLC	5.88%(a)	03/01/2031	257,163
40,000	SWF Holdings I Corp.	6.50%(a)	10/01/2029	7,600
135,000	Talen Energy Supply LLC	6.25%(a)	02/01/2034	133,591
190,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.38%(a)	02/15/2029	195,575
90,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	6.75%(a)	03/15/2034	90,511
320,000	Taylor Morrison Communities, Inc.	5.75%(a)	11/15/2032	320,661
220,000	Tenet Healthcare Corp.	6.13%	06/15/2030	221,705
55,000	Tenet Healthcare Corp.	5.50%(a)	11/15/2032	54,531
55,000	Tenet Healthcare Corp.	6.00%(a)	11/15/2033	55,695
215,000	TransDigm, Inc.	6.88%(a)	12/15/2030	220,438
280,000	TransDigm, Inc.	6.38%(a)	05/31/2033	278,728
130,000	TransDigm, Inc.	6.25%(a)	01/31/2034	131,541
130,000	TransDigm, Inc.	6.75%(a)	01/31/2034	131,801
70,000	Transocean International Ltd.	7.88%(a)	10/15/2032	74,843
95,000	Trident TPI Holdings, Inc.	12.75%(a)	12/31/2028	92,594
495,000	UKG, Inc.	6.88%(a)	02/01/2031	484,194
500,000	United Airlines Holdings, Inc.	5.38%	03/01/2031	490,284
225,000	United Airlines, Inc.	4.63%(a)	04/15/2029	220,900
908,000	United Natural Foods, Inc.	6.75%(a)	10/15/2028	909,555
505,000	United Rentals North America, Inc.	5.38%(a)	11/15/2033	491,582
120,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	8.63%(a)	06/15/2032	122,304
65,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC	8.63%(a)	06/15/2032	66,248
215,000	Uniti Services LLC	7.50%(a)	10/15/2033	223,679
310,000	Univision Communications, Inc.	8.50%(a)	07/31/2031	311,753
90,000	Upbound Group, Inc.	6.38%(a)	02/15/2029	87,297
335,000	US Foods, Inc.	5.75%(a)	04/15/2033	333,837
435,000	Vail Resorts, Inc.	6.50%(a)	05/15/2032	440,153
155,000	Venture Global LNG, Inc.	8.13%(a)	06/01/2028	158,598
360,000	Venture Global LNG, Inc.	8.38%(a)	06/01/2031	374,578
80,000	Venture Global LNG, Inc.	9.88%(a)	02/01/2032	85,958
165,000	Venture Global Plaquemines LNG LLC	6.13%(a)	12/15/2030	169,781
50,000	Venture Global Plaquemines LNG LLC	7.50%(a)	05/01/2033	54,989
300,000	Venture Global Plaquemines LNG LLC	6.50%(a)	01/15/2034	312,924
175,000	Veritiv Operating Co.	10.50%(a)	11/30/2030	182,087
625,000	Victra Holdings LLC / Victra Finance Corp.	8.75%(a)	09/15/2029	649,171
1,455,000	Viking Cruises Ltd.	5.88%(a)	10/15/2033	1,437,579
115,000	Vistra Operations Co. LLC	7.75%(a)	10/15/2031	120,516
135,000	Vistra Operations Co. LLC	6.88%(a)	04/15/2032	139,798
180,000	VoltaGrid LLC	7.38%(a)	11/01/2030	185,988
315,000	Voyager Parent LLC	9.25%(a)	07/01/2032	327,234
130,000	VT Topco, Inc.	8.50%(a)	08/15/2030	132,284
180,000	Walker & Dunlop, Inc.	6.63%(a)	04/01/2033	176,128
630,000	Wand NewCo 3, Inc.	7.63%(a)	01/30/2032	644,510
480,000	Watco Cos. LLC / Watco Finance Corp.	7.13%(a)	08/01/2032	493,438
120,000	Wayfair LLC	7.25%(a)	10/31/2029	122,574
210,000	Wayfair LLC	6.75%(a)	11/15/2032	211,762
265,000	WBI Operating LLC	6.50%(a)	10/15/2033	263,160
315,000	Weatherford International Ltd.	6.75%(a)	10/15/2033	322,062
285,000	WESCO Distribution, Inc.	6.38%(a)	03/15/2033	290,592
180,000	WESCO Distribution, Inc.	5.50%(a)	04/15/2034	177,723
145,000	Whirlpool Corp.	6.50%	06/15/2033	137,552
150,000	Windstream Services LLC / Windstream Escrow Finance Corp.	8.25%(a)	10/01/2031	156,875

Principal Amount $	Security Description	Rate	Maturity	Value $
245,000	WR Grace Holdings LLC	5.63%(a)	08/15/2029	225,568
140,000	WULF Compute LLC	7.75%(a)	10/15/2030	148,024
630,000	XHR LP	6.63%(a)	05/15/2030	636,839
215,000	XPO, Inc.	7.13%(a)	06/01/2031	221,604
	Total US Corporate Bonds (Cost $62,870,575)			62,662,834

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 13.5%
	Federal Home Loan Mortgage Corp.
3,979,280	Pool RJ1071	6.00%	03/01/2054	4,130,264
2,664,218	Pool SD5964	5.50%	11/01/2053	2,721,837
5,017,415	Pool SL0223	5.50%	02/01/2055	5,109,271
3,786,458	Pool SL2456	5.50%	08/01/2055	3,831,740
6,912,425	Series 386-C23	3.00%(g)	03/15/2052	1,277,734
394,488	Series 3926-HS (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	2.66%(g)(i)	09/15/2041	33,060
1,138,474	Series 4981-GF (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	4.18%	06/25/2050	1,117,941
3,104,267	Series 5020-IH	3.00%(g)	08/25/2050	533,382
3,648,020	Series 5031-IQ	2.50%(g)	10/25/2050	575,948
11,176,748	Series 5038-IQ	2.50%(g)	10/25/2050	1,704,790
4,184,566	Series 5115-IB	3.00%(g)	02/25/2051	768,751
8,939,828	Series 5142-QI	3.00%(g)	09/25/2051	1,430,019
10,677,328	Series 5163-GI	3.00%(g)	03/25/2050	1,864,316
7,346,864	Series 5181-EI	2.50%(g)	05/25/2050	990,950
3,570,309	Series 5524-AF (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	4.86%	04/25/2055	3,583,907
3,047,672	Series 5524-FB (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	4.86%	04/25/2055	3,043,121
1,113,904	Series 5527-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap)	4.86%	09/25/2054	1,119,823
10,746,007	Series 5531-AI	3.50%(g)	06/25/2041	1,310,036
6,119,809	Series 5596-FH (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.00% Cap)	4.86%	11/25/2055	6,132,936
5,045,420	Series 5598-DF (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.00% Cap)	4.91%	11/25/2055	5,061,368
2,589,492	Series 5614-FA (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.00% Cap)	4.81%	11/25/2054	2,587,600
7,857,519	Series 5632-CF (30 day avg SOFR US + 0.95%, 0.95% Floor, 6.00% Cap)	4.61%	02/25/2056	7,757,464
4,607,689	Series 5638-AF (30 day avg SOFR US + 1.00%, 1.00% Floor, 6.00% Cap)	4.66%	03/25/2056	4,594,564
3,185,000	Series 5646-FB (30 day avg SOFR US + 1.00%, 1.00% Floor, 6.00% Cap)	4.70%	06/25/2055	3,165,846
3,850,000	Series 5650-CF (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.00% Cap)	4.91%	04/25/2056	3,862,143
	Federal National Mortgage Association
2,968,281	Pool CB7268	6.00%	10/01/2053	3,076,804
2,433,483	Pool CB7996	6.00%	02/01/2054	2,527,399
3,727,878	Pool CB8845	5.50%	07/01/2054	3,825,830
7,778,047	Pool CB9973	5.50%	02/01/2055	7,925,369
4,303,093	Pool FA3995	5.50%	01/01/2055	4,370,117
4,060,550	Pool FS6422	6.00%	11/01/2053	4,251,425
3,293,127	Pool FS7252	5.00%	11/01/2053	3,260,143
1,791,768	Pool FS7738	6.00%	03/01/2054	1,867,678
2,473,619	Pool FS8152	6.00%	06/01/2054	2,548,572
4,679,541	Pool MA5010	5.50%	05/01/2053	4,720,957

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	119

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
6,169,395	Series 2017-11-SK (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	2.27%(g)(i)	03/25/2047	707,098
19,237,616	Series 2019-M7-X	0.33%(f)(g)	04/25/2029	169,830
4,146,155	Series 2020-15-ID	3.00%(g)	03/25/2050	691,496
6,061,866	Series 2020-54-AS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	2.37%(g)(i)	08/25/2050	722,027
3,355,618	Series 2020-84-LI	2.50%(g)	12/25/2050	514,297
4,773,537	Series 2020-88-PI	2.50%(g)	12/25/2050	762,759
2,486,196	Series 2021-3-QI	2.50%(g)	02/25/2051	384,322
10,713,627	Series 2021-3-TI	2.50%(g)	02/25/2051	1,829,157
7,241,247	Series 2021-32-AI	3.00%(g)	05/25/2046	916,265
6,922,255	Series 2021-42-IA	3.00%(g)	02/25/2051	993,800
3,562,322	Series 2022-68-FB (30 day avg SOFR US + 0.87%, 0.87% Floor, 6.00% Cap)	4.53%	10/25/2052	3,528,527
2,817,102	Series 2022-86-IO	2.50%(g)	05/25/2050	394,673
1,887,907	Series 2024-76-FD (30 day avg SOFR US + 1.25%, 1.25% Floor, 6.50% Cap)	4.91%	11/25/2054	1,899,466
2,723,838	Series 2026-10-FA (30 day avg SOFR US + 0.95%, 0.95% Floor, 6.00% Cap)	4.61%	10/25/2054	2,705,021
7,029,216	Series 2026-12-FA (30 day avg SOFR US + 1.00%, 1.00% Floor, 6.00% Cap)	4.66%	03/25/2056	6,985,255
9,831,216	Series 426-C54	2.50%(g)	03/25/2052	1,467,807
5,451,148	Series 427-C7	2.50%(g)	08/25/2035	416,318
15,104,176	Series 431-C10	2.00%(g)	04/25/2042	1,464,344
9,576,488	Series 431-C34	1.50%(g)	06/25/2037	496,573
8,127,915	Series 434-C35	3.00%(g)	10/25/2052	1,443,276
17,785,279	Series 437-C1	1.50%(g)	05/25/2037	946,889
	FREMF Mortgage Trust
639,609	Series 2016-KF18-B (30 day avg SOFR US + 5.61%, 5.50% Floor)	9.28%(a)	05/25/2026	638,961
700,066	Series 2017-KF30-B (30 day avg SOFR US + 3.36%, 3.25% Floor)	7.03%(a)	03/25/2027	697,430
1,895,040	Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)	9.78%(a)	10/25/2029	1,835,801
	Government National Mortgage Association
6,407,885	Series 2019-128-KS (-1 x 1 mo. Term SOFR + 2.74%, 0.00% Floor, 2.85% Cap)	0.00%(g)(i)	10/20/2049	32,790
5,576,387	Series 2020-104-SB (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	2.36%(g)(i)	07/20/2050	723,938
12,030,948	Series 2020-115-YS (-1 x 1 mo. Term SOFR + 4.09%, 0.00% Floor, 4.20% Cap)	0.41%(g)(i)	08/20/2050	422,185
23,611,186	Series 2020-129-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00%(g)(i)	09/20/2050	310,010
30,408,981	Series 2020-146-IJ	2.50%(g)	10/20/2050	4,623,716
2,925,453	Series 2020-154-MI	3.00%(g)	10/20/2050	472,925
12,225,141	Series 2020-189-SU (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.51%(g)(i)	12/20/2050	1,741,470
7,300,879	Series 2020-196-DI	2.50%(g)	12/20/2050	1,018,324
6,766,093	Series 2021-1-SH (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	2.51%(g)(i)	01/20/2051	928,587
3,974,624	Series 2021-116-XI	3.50%(g)	03/20/2051	730,036
10,826,270	Series 2021-138-NI	3.00%(g)	08/20/2051	1,324,673

Principal Amount $	Security Description	Rate	Maturity	Value $
10,081,073	Series 2021-193-DS (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%(g)(i)	11/20/2051	34,341
4,731,142	Series 2021-199-KI	3.50%(g)	11/20/2051	808,110
5,027,275	Series 2021-206-AI	3.50%(g)	11/20/2051	941,500
6,562,891	Series 2021-209-IP	3.00%(g)	11/20/2051	582,507
63,717,024	Series 2021-213-ES (-1 x 30 day avg SOFR US + 1.70%, 0.00% Floor, 1.70% Cap)	0.00%(g)(i)	12/20/2051	4,473
4,809,412	Series 2021-221-AI	3.50%(g)	12/20/2051	870,315
26,041,689	Series 2021-35-IO	1.03%(f)(g)	12/16/2062	1,841,410
5,275,738	Series 2021-98-KI	3.00%(g)	06/20/2051	869,957
2,678,761	Series 2022-137-IO	3.00%(g)	01/20/2052	346,172
45,942,442	Series 2022-192-IO	0.67%(f)(g)	09/16/2064	2,396,229
10,969,668	Series 2022-88-AI	3.00%(g)	09/20/2051	1,324,262
7,996,973	Series 2022-9-MI	3.50%(g)	01/20/2052	950,669
23,746,969	Series 2023-15-IO	0.92%(f)(g)	08/16/2064	1,564,146
8,380,219	Series 2023-172-IO	1.33%(f)(g)	02/16/2066	750,257
25,507,436	Series 2023-33-IO	0.93%(f)(g)	05/16/2063	1,749,208
45,568,740	Series 2024-15-BI	0.72%(f)(g)	10/16/2065	2,536,110
10,365,048	Series 2024-158-IO	1.08%(f)(g)	12/16/2065	791,254
8,404,586	Series 2024-170-AI	0.76%(f)(g)	10/16/2065	508,025
7,154,965	Series 2024-170-IO	1.00%(f)(g)	03/16/2066	514,489
4,731,323	Series 2024-174-HI	3.00%(g)	05/20/2051	715,011
2,912,656	Series 2024-24-DI	3.50%(g)	11/20/2051	515,935
41,719,852	Series 2024-35-IB	0.79%(f)(g)	07/16/2065	2,478,848
3,451,889	Series 2024-6-BI	3.00%(g)	12/20/2051	504,535
10,566,621	Series 2025-149-IO	2.50%(g)	07/20/2051	1,577,737
25,195,445	Series 2025-191-IO	0.77%(f)(g)	07/16/2068	1,801,273
24,913,044	Series 2025-202-IO	0.72%(f)(g)	09/16/2067	1,788,869
2,741,974	Series 2025-207-FA (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.00% Cap)	4.87%	09/20/2054	2,749,280
19,452,558	Series 2025-36-IO	0.84%(f)(g)	07/16/2066	1,370,446
8,434,864	Series 2025-48-IO	2.50%(g)	10/20/2051	1,220,236
9,627,558	Series 2025-54-IO	0.63%(f)(g)	08/16/2067	535,499
26,693,431	Series 2025-77-IO	0.79%(f)(g)	03/16/2066	1,909,405
12,462,065	Series 2025-81-IO	2.50%(g)	06/20/2051	1,712,648
14,065,402	Series 2025-92-IO	0.55%(f)(g)	05/16/2067	777,858
	STRU
3,950,000	Series BA-6980-F140 (30 day avg SOFR US + 1.40%, 1.40% Floor, 6.00% Cap)	5.10%(c)	03/26/2056	3,954,938
	Total US Government and Agency Mortgage Backed Obligations (Cost $198,496,996)			194,619,103

US GOVERNMENT AND AGENCY OBLIGATIONS - 2.8%
6,612,644	United States Treasury Inflation Indexed Bonds	2.38%	01/15/2027	6,729,153
13,477,932	United States Treasury Inflation Indexed Bonds	0.13%	04/15/2027	13,402,859
6,587,880	United States Treasury Inflation Indexed Bonds	1.63%	10/15/2027	6,692,230
14,180,000	United States Treasury Note/Bond	0.75%	04/30/2026	14,146,543
	Total US Government and Agency Obligations (Cost $40,766,861)			40,970,785

Shares
COMMON STOCKS - 0.0%(j)
5,652	Altice France/Luxco 3(c)(k)	95,543
711	Stichting Administratiekantoor ADR(c)(k)	—
261	Stichting Administratiekantoor Unigel Creditors(c)(k)	—
	Total Common Stocks (Cost $183,770)	95,543

120	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Shares	Security Description	Value $
ESCROW NOTES - 0.0%(j)
600,000	Credito Real SAB de CV SOFOM ER(k)	5,250
	Total Escrow Notes (Cost $580,750)	5,250

AFFILIATED MUTUAL FUNDS - 4.6%
7,143,002	DoubleLine Emerging Markets Local Currency Bond Fund - Class I	66,572,775
	Total Affiliated Mutual Funds (Cost $66,600,000)	66,572,775

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
SHORT TERM INVESTMENTS - 13.4%
14,330,745	First American Government Obligations Fund - U	3.60%(l)		14,330,745
14,330,745	JPMorgan US Government Money Market Fund - IM	3.60%(l)		14,330,745
14,330,745	MSILF Government Portfolio - Institutional	3.57%(l)		14,330,745
42,900,000	United States Treasury Bill	0.00%	07/09/2026	42,475,290
110,000,000	United States Treasury Bill	0.00%	07/28/2026	108,701,399
	Total Short Term Investments (Cost $194,155,256)			194,168,924
	Total Investments - 101.4% (Cost $1,528,724,009)			1,468,253,200
	Other Liabilities in Excess of Assets - (1.4)%			(20,722,542)
	NET ASSETS - 100.0%			$1,447,530,658

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	17.7%
US Government and Agency Mortgage Backed Obligations	13.5%
Short Term Investments	13.4%
Collateralized Loan Obligations	12.4%
Non-Agency Commercial Mortgage Backed Obligations	12.4%
Bank Loans	9.0%
Asset Backed Obligations	5.6%
Affiliated Mutual Funds	4.6%
US Corporate Bonds	4.3%
Foreign Corporate Bonds	4.1%
US Government and Agency Obligations	2.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.6%
Common Stocks	0.0%(j)
Escrow Notes	0.0%(j)
Other Assets and Liabilities	(1.4)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	17.7%
US Government and Agency Mortgage Backed Obligations	13.5%
Short Term Investments	13.4%
Collateralized Loan Obligations	12.4%
Non-Agency Commercial Mortgage Backed Obligations	12.4%
Asset Backed Obligations	5.6%
Affiliated Mutual Funds	4.6%
US Government and Agency Obligations	2.8%
Energy	1.3%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.3%
Healthcare	1.2%
Media	1.1%
Transportation	1.1%
Electronics/Electric	1.1%
Banking	1.0%
Utilities	1.0%
Retailers (other than Food/Drug)	0.9%
Hotels/Motels/Inns and Casinos	0.9%
Finance	0.8%
Commercial Services	0.7%
Industrial Equipment	0.6%
Telecommunications	0.6%
Insurance	0.6%
Construction	0.5%
Mining	0.5%
Food Products	0.4%
Aerospace & Defense	0.4%
Business Equipment and Services	0.4%
Technology	0.4%
Consumer Products	0.3%
Building and Development (including Steel/Metals)	0.3%

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	121

Schedule of Investments DoubleLine Flexible Income Fund (Cont.)

Leisure	0.3%
Automotive	0.3%
Pharmaceuticals	0.2%
Chemicals/Plastics	0.2%
Real Estate	0.2%
Containers and Glass Products	0.2%
Diversified Manufacturing	0.2%
Pulp & Paper	0.0%(j)
Environmental Control	0.0%(j)
Beverage and Tobacco	0.0%(j)
Chemical Products	0.0%(j)
Food Service	0.0%(j)
Escrow Notes	0.0%(j)
Other Assets and Liabilities	(1.4)%
Net Assets	100.0%

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2026, the value of these securities total $686,730,204 or 47.4% of the Fund's net assets.
(b)
Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(c)
Value determined using significant unobservable inputs.
(d)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(e)
Perpetual maturity. The date disclosed is the next call date of the security.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(g)
Interest only security
(h)
Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(i)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(j)
Represents less than 0.05% of net assets.
(k)
Non-income producing security.
(l)
Seven-day yield as of period end.
CMT
Constant Maturity Treasury Rate
PIK
A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR
Secured Overnight Financing Rate
A summary of the Doubline Flexible Income Fund’s investments in affiliated mutual funds for the period ended March 31, 2026 is as follows:

Fund	Value at March 31, 2025	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended March 31, 2026	Change in Unrealized for the Period Ended March 31, 2026	Value at March 31, 2026	Shares Held at March 31, 2026	Dividend Income Earned for the Period Ended March 31, 2026
DoubleLine Emerging Markets Local Currency Bond Fund (Class I)	$ —	$66,600,000	$ —	$ —	$(27,225)	$66,572,775	7,143,002	$2,252,427

122	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Low Duration Emerging Markets Fixed Income Fund	March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
FOREIGN CORPORATE BONDS - 56.8%
BRAZIL - 6.8%
1,176,000	BRF GmbH	4.35%	09/29/2026	1,168,014
589,320	Guara Norte Sarl	5.20%	06/15/2034	571,713
105,102	Invepar Holdings	0.00%(a)(b)	12/30/2028	—
1,596,269	MV24 Capital BV	6.75%	06/01/2034	1,594,210
800,000	NBM US Holdings, Inc.	7.00%	05/14/2026	802,037
1,600,000	NBM US Holdings, Inc.	6.63%	08/06/2029	1,602,280
2,052,023	Prumo Participacoes e Investimentos S/A	7.50%	12/31/2031	2,069,925
900,000	Ultrapar International SA	5.25%	10/06/2026	899,629
200,000	Ultrapar International SA	5.25%	06/06/2029	199,408
				8,907,216

CHILE - 9.8%
1,300,000	Antofagasta PLC	2.38%	10/14/2030	1,166,548
1,500,000	Banco Santander Chile	4.55%(c)	11/20/2030	1,482,195
1,500,000	Banco Santander Chile	4.55%	11/20/2030	1,482,195
2,000,000	Cencosud SA	4.38%	07/17/2027	1,992,082
3,590,289	Chile Electricity PEC SpA	0.00%(c)	01/25/2028	3,263,573
243,200	Empresa Electrica Angamos SA	4.88%	05/25/2029	222,731
672,800	Empresa Electrica Cochrane SpA	5.50%	05/14/2027	673,299
2,678,000	GNL Quintero SA	4.63%	07/31/2029	2,670,437
				12,953,060

COLOMBIA - 2.3%
2,748,276	AL Candelaria Spain SA	7.50%	12/15/2028	2,803,351
280,000	Grupo de Inversiones Suramericana SA	5.50%	04/29/2026	280,609
				3,083,960

GUATEMALA - 1.5%
1,080,000	Millicom International Cellular SA	5.13%	01/15/2028	1,070,378
965,700	Millicom International Cellular SA	6.25%	03/25/2029	962,741
				2,033,119

INDIA - 5.7%
803,000	Adani International Container Terminal Pvt Ltd.	3.00%	02/16/2031	733,040
1,700,000	Adani Transmission Step-One Ltd.	4.00%	08/03/2026	1,699,164
1,459,500	JSW Hydro Energy Ltd.	4.13%	05/18/2031	1,336,954
1,300,000	JSW Infrastructure Ltd.	4.95%	01/21/2029	1,267,200
750,000	Reliance Industries Ltd.	3.67%	11/30/2027	739,840
1,800,000	Wipro IT Services LLC	1.50%	06/23/2026	1,788,100
				7,564,298

INDONESIA - 4.4%
400,000	Freeport Indonesia PT	4.76%(c)	04/14/2027	401,131
1,500,000	Freeport Indonesia PT	4.76%	04/14/2027	1,504,242
2,500,000	Freeport-McMoRan, Inc.	4.13%	03/01/2028	2,480,750
1,362,900	Minejesa Capital BV	4.63%	08/10/2030	1,349,299
				5,735,422

JAMAICA - 0.0%(d)
56,293	Digicel Group Holdings Ltd.	0.00%(b)(c)	12/31/2030	389
175,590	Digicel Group Holdings Ltd.	0.00%(b)(c)	12/31/2030	8,527
				8,916

MALAYSIA - 0.4%
500,000	Axiata SPV2 Bhd	2.16%	08/19/2030	452,220

Principal Amount $	Security Description	Rate	Maturity	Value $
MEXICO - 9.0%
1,200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 yr. CMT Rate + 3.00%)	7.53%	10/01/2028	1,273,691
1,200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	5.62%	12/10/2029	1,229,640
3,400,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX (5 yr. CMT Rate + 4.31%)	5.88%	09/13/2034	3,341,611
2,200,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13%(e)	06/08/2026	2,192,224
1,000,000	Cemex SAB de CV	5.45%	11/19/2029	1,000,859
2,769,575	Mexico Generadora de Energia S de RL	5.50%	12/06/2032	2,776,532
				11,814,557

PARAGUAY - 0.8%
293,333	Rutas 2 & 7 Finance Ltd.	0.00%	09/30/2036	224,400
874,000	Telefonica Celular del Paraguay SA	5.88%	04/15/2027	873,091
				1,097,491

PERU - 8.6%
1,800,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%(c)	09/30/2031	1,771,844
1,430,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%	09/30/2031	1,407,632
2,600,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 2.07%)	6.40%	04/30/2035	2,636,270
2,200,000	InRetail Consumer	3.25%	03/22/2028	2,116,733
1,700,000	Intercorp Financial Services, Inc.	4.13%	10/19/2027	1,685,005
1,800,643	Lima Metro Line 2 Finance Ltd.	4.35%	04/05/2036	1,712,882
				11,330,366

SINGAPORE - 4.1%
3,200,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	4.60%	06/15/2032	3,203,998
300,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.23%)	2.00%	10/14/2031	295,998
1,900,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.45%)	3.86%	10/07/2032	1,882,576
				5,382,572

SOUTH AFRICA - 3.0%
2,000,000	AngloGold Ashanti Holdings PLC	3.38%	11/01/2028	1,923,064
2,000,000	Gold Fields Orogen Holdings BVI Ltd.	6.13%	05/15/2029	2,039,619
				3,962,683

VIETNAM - 0.4%
579,381	Mong Duong Finance Holdings BV	5.13%	05/07/2029	570,450
	Total Foreign Corporate Bonds (Cost $75,109,863)			74,896,330

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	123

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 35.9%
BRAZIL - 3.8%
2,000,000	Brazilian Government International Bond	4.50%	05/30/2029	1,988,300
1,100,000	Petrobras Global Finance BV	7.38%	01/17/2027	1,118,989
1,750,000	Petrobras Global Finance BV	6.00%	01/27/2028	1,788,346
150,000	Petrobras Global Finance BV	5.13%	09/10/2030	147,165
				5,042,800

CHILE - 4.8%
2,838,000	Chile Electricity Lux MPC Sarl	6.01%	01/20/2033	2,935,514
1,250,000	Chile Government International Bond	2.45%	01/31/2031	1,142,806
1,300,000	Chile Government International Bond	4.35%	04/13/2031	1,276,210
1,000,000	Corp. Nacional del Cobre de Chile	3.00%	09/30/2029	939,118
				6,293,648

COLOMBIA - 1.6%
2,200,000	Oleoducto Central SA	4.00%	07/14/2027	2,172,358

DOMINICAN REPUBLIC - 0.8%
1,000,000	Dominican Republic International Bond	5.50%	02/22/2029	993,950

GUATEMALA - 2.6%
2,900,000	Guatemala Government Bond	4.50%	05/03/2026	2,908,700
500,000	Guatemala Government Bond	5.25%	08/10/2029	501,125
				3,409,825

INDIA - 3.0%
1,500,000	BPRL International Singapore Pte Ltd.	4.38%	01/18/2027	1,496,673
2,500,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%	07/27/2026	2,492,950
				3,989,623

INDONESIA - 3.2%
1,600,000	Pertamina Persero PT	3.65%	07/30/2029	1,534,944
2,700,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.13%	05/15/2027	2,682,237
				4,217,181

MALAYSIA - 2.3%
1,700,000	MISC Capital Two Labuan Ltd.	3.75%	04/06/2027	1,685,191
1,400,000	TNB Global Ventures Capital Bhd	3.24%	10/19/2026	1,391,440
				3,076,631

Principal Amount $	Security Description	Rate	Maturity	Value $
MEXICO - 5.7%
200,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands	5.88%	05/07/2030	204,940
750,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands	5.88%(c)	05/07/2030	768,525
1,500,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%	08/11/2031	1,476,243
1,609,000	Comision Federal de Electricidad	4.69%	05/15/2029	1,581,780
400,000	Mexico City Airport Trust	3.88%	04/30/2028	392,548
3,100,000	Mexico Government International Bond	4.50%	04/22/2029	3,080,563
				7,504,599

MOROCCO - 2.3%
2,050,000	Morocco Government International Bond	2.38%	12/15/2027	1,968,968
1,100,000	OCP SA	6.10%	04/30/2030	1,117,869
				3,086,837

PARAGUAY - 2.6%
3,066,480	Bioceanico Sovereign Certificate Ltd.	0.00%	06/05/2034	2,504,333
297,000	Paraguay Government International Bond	5.00%	04/15/2026	297,362
624,000	Paraguay Government International Bond	4.95%	04/28/2031	623,220
				3,424,915

PERU - 3.2%
150,000	Fondo MIVIVIENDA SA	5.40%(c)	03/31/2031	150,188
1,230,227	Lima Metro Line 2 Finance Ltd.	5.88%	07/05/2034	1,257,759
3,000,000	Peruvian Government International Bond	2.84%	06/20/2030	2,794,050
				4,201,997
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $47,186,450)			47,414,364

Shares
SHORT TERM INVESTMENTS - 6.4%
2,830,198	First American Government Obligations Fund - U	3.60%(f)	2,830,198
2,830,198	JPMorgan US Government Money Market Fund - IM	3.60%(f)	2,830,198
2,830,199	MSILF Government Portfolio - Institutional	3.57%(f)	2,830,199
	Total Short Term Investments (Cost $8,490,595)		8,490,595
	Total Investments - 99.1% (Cost $130,786,908)		130,801,289
	Other Assets in Excess of Liabilities - 0.9%		1,241,011
	NET ASSETS - 100.0%		$132,042,300

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Corporate Bonds	56.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	35.9%
Short Term Investments	6.4%
Other Assets and Liabilities	0.9%
Net Assets	100.0%

124	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Low Duration Emerging Markets Fixed Income Fund (Cont.)

INVESTMENT BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	24.5%
Banking	17.6%
Transportation	13.2%
Utilities	12.1%
Mining	7.2%
Short Term Investments	6.4%
Energy	5.8%
Retailers (other than Food/Drug)	3.1%
Telecommunications	2.6%
Building and Development (including Steel/Metals)	2.4%
Consumer Products	1.8%
Technology	1.3%
Food Products	0.9%
Finance	0.2%
Other Assets and Liabilities	0.9%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
Mexico	14.7%
Chile	14.6%
Peru	11.8%
Brazil	10.6%
India	8.7%
Indonesia	7.6%
United States	6.4%
Guatemala	4.1%
Singapore	4.1%
Colombia	3.9%
Paraguay	3.4%
South Africa	3.0%
Malaysia	2.7%
Morocco	2.3%
Dominican Republic	0.8%
Vietnam	0.4%
Jamaica	0.0%(d)
Other Assets and Liabilities	0.9%
Net Assets	100.0%

(a)
Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(b)
Value determined using significant unobservable inputs.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2026, the value of these securities total $7,846,372 or 5.9% of the Fund’s net assets.
(d)
Represents less than 0.05% of net assets.
(e)
Perpetual maturity. The date disclosed is the next call date of the security.
(f)
Seven-day yield as of period end.
CMT
Constant Maturity Treasury Rate
The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	125

Schedule of Investments DoubleLine Long Duration Total Return Bond Fund	March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 90.9%
	Federal Home Loan Mortgage Corp.
1,185,963	Pool QD7052	3.00%	02/01/2052	1,052,897
1,709,580	Pool RA3722	2.50%	10/01/2050	1,468,846
1,370,275	Pool SD7553	3.00%	03/01/2052	1,224,939
1,061,513	Series 4460-KB	3.50%	03/15/2045	971,613
2,000,000	Series 4994-AV	2.00%	12/25/2045	1,625,448
2,175,802	Series 5042-PZ	2.00%(a)	11/25/2050	1,078,630
1,362,590	Series 5145-HZ	3.00%(a)	09/25/2051	811,205
2,000,886	Series 5155-JZ	3.00%(a)	10/25/2051	1,160,298
1,822,442	Series 5155-KZ	3.00%(a)	10/25/2051	1,106,878
1,626,074	Series 5160-ZY	3.00%(a)	10/25/2050	1,179,744
1,919,770	Series 5171-Z	2.00%(a)	12/25/2051	1,066,055
312,842	Series 5326-UO	0.00%(b)	10/25/2050	209,643
	Federal National Mortgage Association
1,345,956	Pool 310233	3.50%	03/01/2044	1,273,018
1,465,733	Pool BU5836	2.00%	11/01/2051	1,203,637
1,325,454	Pool BV4138	2.50%	03/01/2052	1,131,977
1,396,169	Pool BV9867	3.00%	05/01/2052	1,228,960
1,026,753	Pool BZ0782	5.76%	04/01/2054	1,072,561
1,306,117	Pool FA2598	2.00%	10/01/2052	1,058,398
1,256,630	Pool FA3145	2.50%	03/01/2052	1,067,866
1,941,000	Pool FA5015	2.50%	05/01/2052	1,648,025
1,171,258	Pool FM8691	2.50%	09/01/2051	1,006,674
1,817,424	Pool FS0176	2.50%	01/01/2052	1,550,274
1,305,391	Pool FS3826	3.00%	01/01/2052	1,149,023
1,161,228	Pool FS7149	2.50%	03/01/2052	995,845
1,338,040	Pool FS8304	3.00%	05/01/2052	1,197,173
1,260,000	Series 2012-128-UC	2.50%	11/25/2042	966,558
680,784	Series 2013-66-ZK	3.00%(a)	07/25/2043	513,171
1,643,635	Series 2014-42-BZ	3.00%(a)	07/25/2044	1,483,906
354,409	Series 2014-68-TD	3.00%	11/25/2044	318,831
487,693	Series 2014-80-KL	2.00%	05/25/2043	332,859
594,755	Series 2016-64-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)	2.22%(c)(d)	09/25/2046	63,991
184,121	Series 2018-21-PO	0.00%(b)	04/25/2048	134,346
1,475,535	Series 2021-17-SB (-1 x 30 day avg SOFR US + 3.30%, 0.00% Floor, 3.30% Cap)	0.00%(c)(d)	04/25/2051	20,008
1,891,847	Series 2021-93-Z	3.00%(a)	08/25/2051	1,298,638
3,178,000	Series 2023-M1-2A2	3.95%(e)	07/25/2040	2,890,012
	FNCL
730,000	TBA	2.50%(g)	09/25/2049	613,884
	Freddie Mac Seasoned Credit Risk Transfer Trust
1,005,000	Series 2021-2-MBU	2.50%	11/25/2060	699,355
	Government National Mortgage Association
198,739	Series 2013-180-LO	0.00%(b)	11/16/2043	156,545

Principal Amount $	Security Description	Rate	Maturity	Value $
3,500,754	Series 2015-79-VZ	2.50%	05/20/2045	3,124,209
366,463	Series 2016-12-MZ	3.00%(a)	01/20/2046	297,604
1,250,598	Series 2017-122-CZ	3.00%(a)	08/20/2047	985,769
1,342,186	Series 2021-105-JS (-1 x 30 day avg SOFR US + 3.65%, 0.00% Floor, 3.65% Cap)	0.00%(c)(d)	06/20/2051	30,837
629,699	Series 2021-42-SB (-1 x 1 mo. Term SOFR + 6.24%, 0.00% Floor, 6.35% Cap)	2.56%(c)(d)	03/20/2051	86,639
1,455,587	Series 2021-89-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00%(c)(d)	05/20/2051	39,372
398,519	Series 2022-160-DZ	4.50%(a)	09/20/2052	291,158
7,548,967	Series 2022-85-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%(c)(d)	05/20/2052	15,958
1,892,262	Series 2022-9-MZ	3.50%(a)	01/20/2052	1,424,658
1,052,000	Series 2022-99-QG	3.50%	01/20/2052	903,749
821,585	Series 2023-140-PO	0.00%(b)	06/20/2048	559,102
1,428,056	Series 2025-1-GZ	3.50%(a)	01/20/2055	1,112,616
1,793,729	Series 2025-110-KZ	1.25%(a)	06/20/2051	1,131,518
1,641,097	Series 2025-121-ZB	2.50%(a)	08/20/2050	1,081,691
1,250,000	Series 2026-47-JZ	4.50%	03/20/2056	1,057,831
	Total US Government and Agency Mortgage Backed Obligations (Cost $52,674,805)			50,174,442

Shares
SHORT TERM INVESTMENTS - 11.6%
2,139,496	First American Government Obligations Fund - U	3.60%(f)	2,139,496
2,139,496	JPMorgan US Government Money Market Fund - IM	3.60%(f)	2,139,496
2,139,496	MSILF Government Portfolio - Institutional	3.57%(f)	2,139,496
	Total Short Term Investments (Cost $6,418,488)		6,418,488
	Total Investments - 102.5% (Cost $59,093,293)		56,592,930
	Other Liabilities in Excess of Assets - (2.5)%		(1,375,520)
	NET ASSETS - 100.0%		$55,217,410

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Mortgage Backed Obligations	90.9%
Short Term Investments	11.6%
Other Assets and Liabilities	(2.5)%
Net Assets	100.0%

(a)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.
(b)
Principal only security.
(c)
Interest only security.
(d)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(f)
Seven-day yield as of period end.
(g)
Represents or includes a TBA transaction.
SOFR
Secured Overnight Financing Rate
TBA
To Be Announced
126	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026
Futures Contracts

Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/Value
10 Year U.S. Ultra Treasury Notes	Short	(136)	6/18/2026	$(15,438,125)	$240,598
U.S. Treasury 2 Year Notes	Short	(46)	6/30/2026	(9,542,484)	60,034
U.S. Treasury Long Bonds	Long	24	6/18/2026	2,733,000	(43,893)
U.S. Treasury 5 Year Note	Long	81	6/30/2026	8,762,555	(95,019)
U.S. Treasury Ultra Bonds	Long	191	6/18/2026	22,263,438	(499,720)
					$(338,000)

(1)
Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.
The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	127

Schedule of Investments (Consolidated) DoubleLine Strategic Commodity Fund	March 31, 2026

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
SHORT TERM INVESTMENTS - 90.8%
1,719,023	First American Government Obligations Fund - U	3.60% (a)(b)		1,719,023
1,719,024	JPMorgan US Government Money Market Fund - IM	3.60% (a)(b)		1,719,024
1,719,024	MSILF Government Portfolio - Institutional	3.57% (a)(b)		1,719,024
2,000,000	United States Treasury Bill	0.00%	05/26/2026	1,988,888
3,000,000	United States Treasury Bill	0.00%	05/28/2026	2,982,747
52,000,000	United States Treasury Bill	0.00%	06/04/2026	51,666,510
11,000,000	United States Treasury Bill	0.00%(a)	07/07/2026	10,893,189
5,000,000	United States Treasury Bill	0.00%	07/21/2026	4,944,577
	Total Short Term Investments (Cost $77,634,190)			77,632,982
	Total Investments - 90.8% (Cost $77,634,190)			77,632,982
	Other Assets in Excess of Liabilities - 9.2%			7,888,618
	NET ASSETS - 100.0%			$85,521,600

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Short Term Investments	90.8%
Other Assets and Liabilities	9.2%
Net Assets	100.0%

(a)
All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly owned subsidiary of the DoubleLine Strategic Commodity Fund.
(b)
Seven-day yield as of period end.
Swap Agreements
Excess Return Swaps

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Commodity Beta Basket Swap(1)(2)	Barclays Capital, Inc.	Long	0.20%	Termination	4/1/2026	$26,000,000	$2,612,407	$ —	$2,612,407
Commodity Beta Basket Swap(1)(2)	Canadian Imperial Bank of Commerce	Long	0.21%	Termination	4/1/2026	18,400,000	1,785,406	—	1,785,406
Commodity Beta Basket Swap(1)(2)	Bank of America Merrill Lynch	Long	0.23%	Termination	4/1/2026	17,600,000	1,767,980	—	1,767,980
Long Commodity Basket Swap(1)(3)	Canadian Imperial Bank of Commerce	Long	0.20%	Termination	4/1/2026	3,900,000	1,146,658	—	1,146,658
Long Commodity Basket Swap(1)(4)	Bank of America Merrill Lynch	Long	0.20%	Termination	4/1/2026	3,800,000	1,140,955	—	1,140,955
Short Commodity Basket Swap(1)(5)	Bank of America Merrill Lynch	Short	0.00%	Termination	4/1/2026	(3,800,000)	(280,302)	—	(280,302)
Short Commodity Basket Swap(1)(6)	Canadian Imperial Bank of Commerce	Short	0.00%	Termination	4/1/2026	(3,900,000)	(282,460)	—	(282,460)
							$7,890,644	$ —	$7,890,644

(1)
All or a portion of this security is owned by DoubleLine Strategic Commodity Ltd., which is a wholly-owned subsidiary of the DoubleLine Strategic Commodity Fund.
(2)
Commodity Beta Basket Swap represents a swap on a basket of commodity indices designed to approximate the broad commodity market. At March 31, 2026, all constituents and their weightings were as follows:

Index	Ticker	Contract Value(7)	Value of Index	Weightings
Soybean Future	S1	0.42	$150	18.7%
Electrolytic Copper Future	LP1	0.15	131	16.4%
Brent Crude Future	CO1	0.11	86	10.7%
Nickel Future	LN1	0.29	84	10.5%
Crude Oil Future	CL1	0.11	83	10.4%
Low Sulphur Gas Oil Future	QS1	0.08	70	8.8%
Gasoline RBOB Future	XB1	0.06	53	6.7%
NY Harbor ULSD Heating Oil Future	HO1	0.06	39	4.8%

128	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Index	Ticker	Contract Value(7)	Value of Index	Weightings
Sugar No. 11 Future	SB1	0.24	38	4.8%
Live Cattle Future	LC1	0.14	36	4.5%
Cotton No. 2 Future	CT1	0.55	29	3.7%
			$799	100.0%

(3)
Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At March 31, 2026, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(7)	Value of Index	Weightings
S&P GSCI 2 Month Forward GasOil Index ER	SG2MGOP	0.20	$43	20.8%
S&P GSCI 2 Month Forward Heating Oil Index ER	SG2MHOP	0.05	43	20.7%
S&P GSCI 2 Month Forward Crude Oil Index ER	SG2MCLP	0.05	41	19.9%
S&P GSCI 2 Month Forward Unleaded Gas Index ER	SG2MHUP	0.02	41	19.4%
S&P GSCI 2 Month Forward Brent Crude Index ER	SG2MBRP	0.03	41	19.2%
			$209	100.0%

(4)
Long Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At March 31, 2026, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(7)	Value of Index	Weightings
S&P GSCI 2 Month Forward GasOil Index ER	SG2MGOP	0.26	$57	20.8%
S&P GSCI 2 Month Forward Heating Oil Index ER	SG2MHOP	0.06	56	20.7%
S&P GSCI 2 Month Forward Crude Oil Index ER	SG2MCLP	0.07	54	19.9%
S&P GSCI 2 Month Forward Unleaded Gas Index ER	SG2MHUP	0.03	53	19.4%
S&P GSCI 2 Month Forward Brent Crude Index ER	SG2MBRP	0.03	52	19.2%
			$272	100.0%

(5)
Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At March 31, 2026, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Sugar Index ER	SG2MSBP	0.46	$40	21.3%
S&P GSCI 2 Month Forward Kansas Wheat Index ER	SG2MKWP	1.66	39	20.7%
S&P GSCI 2 Month Forward Cocoa Index ER	SG2MCCP	0.25	39	20.7%
S&P GSCI 2 Month Forward Cotton Index ER	SG2MCTP	1.01	38	20.2%
S&P GSCI 2 Month Forward Natural Gas Index ER	SG2MNGP	11.03	32	17.1%
			$188	100.0%

(6)
Short Commodity Basket Swap represents a swap on a basket of commodity sub-indices of the S&P GSCI index. At March 31, 2026, all constituents and their weightings were as follows:

Sub-Index	Ticker	Contract Value(7)	Value of Index	Weightings
S&P GSCI 2 Month Forward Sugar Index ER	SG2MSBP	0.50	$43	20.9%
S&P GSCI 2 Month Forward Kansas Wheat Index ER	SG2MKWP	1.82	42	20.4%
S&P GSCI 2 Month Forward Cocoa Index ER	SG2MCCP	0.27	42	20.4%
S&P GSCI 2 Month Forward Cotton Index ER	SG2MCTP	1.10	42	20.4%
S&P GSCI 2 Month Forward Natural Gas Index ER	SG2MNGP	12.05	37	17.9%
			$206	100.0%

(7)
Contract value represents the number of units of the underlying constituent’s index in one unit of the custom basket index at creation. The contract value is calculated by multiplying each constituent’s weight by the starting price of the custom basket index and dividing by the starting price of the constituent’s index. The contract value will differ depending on the date the swap is initiated.
The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	129

Schedule of Investments DoubleLine Global Bond Fund	March 31, 2026

Principal Amount	Security Description	Rate	Maturity	Value $
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 58.4%
AUSTRALIA - 4.6%
3,117,000 AUD	Australia Government Bond	1.50%	06/21/2031	1,835,473
16,200,000 AUD	Australia Government Bond	2.75%	06/21/2035	9,371,629
				11,207,102

BELGIUM - 2.5%
1,726,000 EUR	Kingdom of Belgium Government Bond	0.90% (a)	06/22/2029	1,877,523
3,800,000 EUR	Kingdom of Belgium Government Bond	2.85% (a)	10/22/2034	4,206,357
				6,083,880

CANADA - 1.0%
1,970,000 CAD	Canadian Government Bond	3.25%	12/01/2034	1,401,739
1,460,000 CAD	Canadian Government Bond	3.25%	06/01/2035	1,035,019
				2,436,758

CZECH REPUBLIC - 2.9%
29,600,000 CZK	Czech Republic Government Bond	2.75%	07/23/2029	1,328,631
112,600,000 CZK	Czech Republic Government Bond	6.20%	06/16/2031	5,715,963
				7,044,594

FRANCE - 5.0%
1,800,000 EUR	French Republic Government Bond OAT	0.50% (a)	05/25/2029	1,929,652
660,000 EUR	French Republic Government Bond OAT	0.00% (a)	11/25/2029	685,031
5,821,687 EUR	French Republic Government Bond OAT	0.70% (a)	07/25/2030	6,810,392
2,700,000 EUR	French Republic Government Bond OAT	1.50% (a)	05/25/2031	2,877,532
				12,302,607

GERMANY - 4.8%
5,600,000 EUR	Bundesrepublik Deutschland Bundesanleihe	0.00%	02/15/2031	5,686,040
5,600,000 EUR	Bundesrepublik Deutschland Bundesanleihe	1.70%	08/15/2032	6,067,989
				11,754,029

HUNGARY - 0.9%
750,000,000 HUF	Hungary Government Bond	7.00%	10/24/2035	2,232,519

IRELAND - 1.6%
680,000 EUR	Ireland Government Bond	0.90%	05/15/2028	758,201
2,910,000 EUR	Ireland Government Bond	1.10%	05/15/2029	3,201,905
				3,960,106

ISRAEL - 0.9%
7,300,000 ILS	Israel Government Bond - Fixed	4.15%	10/31/2035	2,329,132

ITALY - 1.4%
3,130,000 EUR	Italy Buoni Poliennali Del Tesoro	3.60%	10/01/2035	3,548,237

Principal Amount	Security Description	Rate	Maturity	Value $
JAPAN - 7.1%
361,000,000 JPY	Japan Government Ten Year Bond	0.10%	12/20/2026	2,259,790
812,500,000 JPY	Japan Government Ten Year Bond	0.10%	12/20/2027	5,015,942
500,000,000 JPY	Japan Government Twenty Year Bond	1.90%	03/20/2031	3,167,355
910,000,000 JPY	Japan Government Twenty Year Bond	0.50%	03/20/2038	4,495,069
560,000,000 JPY	Japan Government Twenty Year Bond	0.30%	09/20/2039	2,553,124
				17,491,280

MEXICO - 3.3%
56,000,000 MXN	Mexican Bonos	8.50%	02/28/2030	3,104,745
93,000,000 MXN	Mexican Bonos	7.75%	05/29/2031	4,948,607
				8,053,352

NEW ZEALAND - 1.7%
2,180,000 NZD	New Zealand Government Bond	1.50%	05/15/2031	1,095,684
5,590,000 NZD	New Zealand Government Bond	4.50%	05/15/2035	3,178,345
				4,274,029

PERU - 2.6%
13,900,000 PEN	Peru Government Bond	6.15%	08/12/2032	4,176,181
8,400,000 PEN	Peru Government Bond	5.40%	08/12/2034	2,291,513
				6,467,694

POLAND - 1.4%
14,000,000 PLN	Republic of Poland Government Bond	5.00%	10/25/2035	3,535,055

PORTUGAL - 3.0%
4,670,000 EUR	Portugal Obrigacoes do Tesouro OT	0.48% (a)	10/18/2030	4,864,090
2,140,000 EUR	Portugal Obrigacoes do Tesouro OT	3.00% (a)	06/15/2035	2,406,944
				7,271,034

SOUTH AFRICA - 2.8%
55,470,000 ZAR	Republic of South Africa Government Bond	8.88%	02/28/2035	3,223,594
56,300,000 ZAR	Republic of South Africa Government Bond	10.88%	03/31/2038	3,642,085
				6,865,679

SPAIN - 6.0%
1,470,000 EUR	Spain Government Bond	1.30% (a)	10/31/2026	1,688,322
4,440,000 EUR	Spain Government Bond	0.60% (a)	10/31/2029	4,747,039
7,870,000 EUR	Spain Government Bond	0.50% (a)	04/30/2030	8,278,127
				14,713,488

UNITED KINGDOM - 4.9%
4,800,000 GBP	United Kingdom Gilt	4.38%	03/07/2030	6,342,693
4,500,000 GBP	United Kingdom Gilt	4.25%	03/07/2036	5,634,391
				11,977,084
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $150,509,629)			143,547,659

130	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

March 31, 2026

Principal Amount	Security Description	Rate	Maturity	Value $
US GOVERNMENT AND AGENCY OBLIGATIONS - 35.2%
UNITED STATES - 35.2%
5,060,000 USD	United States Treasury Note/Bond	0.75%	05/31/2026	5,034,659
3,900,000 USD	United States Treasury Note/Bond	0.63%	03/31/2027	3,783,484
3,860,000 USD	United States Treasury Note/Bond	0.50%	10/31/2027	3,664,060
3,350,000 USD	United States Treasury Note/Bond	0.63%	11/30/2027	3,178,182
8,250,000 USD	United States Treasury Note/Bond	0.63%	12/31/2027	7,806,562
10,610,000 USD	United States Treasury Note/Bond	0.75%	01/31/2028	10,037,018
10,460,000 USD	United States Treasury Note/Bond	0.63%	05/15/2030	9,163,941
13,210,000 USD	United States Treasury Note/Bond	0.63%	08/15/2030	11,473,865
10,960,000 USD	United States Treasury Note/Bond	0.88%	11/15/2030	9,554,894
10,820,000 USD	United States Treasury Note/Bond	1.13%	05/15/2040	6,819,559
10,540,000 USD	United States Treasury Note/Bond	1.38%	11/15/2040	6,792,742
10,180,000 USD	United States Treasury Note/Bond	1.75%	08/15/2041	6,809,267
1,740,000 USD	United States Treasury Note/Bond	1.25%	05/15/2050	826,296
1,710,000 USD	United States Treasury Note/Bond	1.38%	08/15/2050	836,531
1,510,000 USD	United States Treasury Note/Bond	1.88%	02/15/2051	838,758
	Total US Government and Agency Obligations (Cost $86,932,394)			86,619,818

Shares	Security Description	Rate	Value $
SHORT TERM INVESTMENTS - 4.3%
3,559,836 USD	First American Government Obligations Fund - U	3.60%(b)	3,559,836
3,559,836 USD	JPMorgan US Government Money Market Fund - IM	3.60%(b)	3,559,836
3,559,836 USD	MSILF Government Portfolio - Institutional	3.57%(b)	3,559,836
	Total Short Term Investments (Cost $10,679,508)		10,679,508
	Total Investments - 97.9% (Cost $248,121,531)		240,846,985
	Other Assets in Excess of Liabilities - 2.1%		5,240,350
	NET ASSETS - 100.0%		$246,087,335

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	58.4%
US Government and Agency Obligations	35.2%
Short Term Investments	4.3%
Other Assets and Liabilities	2.1%
Net Assets	100.0%

COUNTRY BREAKDOWN as a % of Net Assets:
United States	39.5%
Japan	7.1%
Spain	6.0%
France	5.0%
United Kingdom	4.9%
Germany	4.8%
Australia	4.6%
Mexico	3.3%
Portugal	3.0%
Czech Republic	2.9%
South Africa	2.8%
Peru	2.6%
Belgium	2.5%
New Zealand	1.7%
Ireland	1.6%
Italy	1.4%
Poland	1.4%
Canada	1.0%
Israel	0.9%
Hungary	0.9%
Other Assets and Liabilities	2.1%
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	131

Schedule of Investments DoubleLine Global Bond Fund (Cont.)
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2026, the value of these securities total $40,371,009 or 16.4% of the Fund’s net assets.
(b)
Seven-day yield as of period end.
AUD
Australian Dollar
CAD
Canadian Dollar
CZK
Czech Republic Koruna
EUR
Euro
GBP
British Pound
HUF
Hungarian Forint
ILS
Israeli Shekel
JPY
Japanese Yen
MXN
Mexican Peso
NZD
New Zealand Dollar
PEN
Peruvian Sol
PLN
Polish Zloty
USD
United States Dollar
ZAR
South African Rand
Forward Currency Exchange Contracts

Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
04/10/2026	Goldman Sachs	5,138,983	USD	$5,138,983	26,800,000	BRL	$5,164,320	$25,337

BRL
Brazilian Real
USD
United States Dollar
132	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced International CAPE®	March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 7.4%
	Affirm, Inc.
150,000	Series 2025-1A-B	5.13%(a)	02/15/2033	150,534
66,509	Series 2025-X2-A	4.45%(a)	10/15/2030	66,565
	AmeriCredit Automobile Receivables Trust
100,000	Series 2026-1-A1	3.99%(a)	03/18/2027	100,009
	AutoNation Finance Trust
100,000	Series 2026-1A-A2	3.95%(a)	01/11/2029	99,936
	CarMax Auto Owner Trust
100,000	Series 2026-1-A3	4.04%	03/17/2031	99,724
	Commonbond Student Loan Trust
219,684	Series 2017-BGS-B	3.26%(a)	09/25/2042	183,402
	DigitalBridge Group, Inc.
250,000	Series 2023-1A-A2A	5.00%(a)	09/15/2048	249,483
	Mosaic Solar Loans LLC
300,005	Series 2021-3A-A	1.44%(a)	06/20/2052	248,381
	National Collegiate Student Loan Trust
142,491	Series 2006-1-A5 (1 mo. Term SOFR + 0.46%, 0.00% Floor)	4.14%	03/25/2033	141,940
	Navient Student Loan Trust
173,232	Series 2018-A-B	3.68%(a)	02/18/2042	170,797
	Pagaya AI Debt Selection Trust
54,574	Series 2025-7-A1	4.27%(a)	11/16/2026	54,568
	SoFi Consumer Loan Program Trust
80,252	Series 2025-1-A	4.80%(a)	02/27/2034	80,437
150,000	Series 2025-2-B	4.97%(a)	06/25/2034	150,955
150,000	Series 2025-4-B	4.60%(a)	08/25/2035	149,669
114,195	Series 2026-1-A	4.06%(a)	12/26/2035	114,102
	Switch Ltd.
100,000	Series 2026-1A-A21	5.61%(a)	03/27/2056	100,226
	Tesla Sustainable Energy Trust
90,283	Series 2024-1A-A2	5.08%(a)	06/21/2050	90,340
	Upstart Securitization Trust
27,877	Series 2025-4-A1	4.34%(a)	11/20/2026	27,879
150,000	Series 2026-1-A2	4.30%(a)	03/20/2036	149,567
	Total Asset Backed Obligations (Cost $2,444,453)			2,428,514

COLLATERALIZED LOAN OBLIGATIONS - 9.1%
	Apidos CLO
500,000	Series 2022-39A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)	4.90%(a)	10/21/2038	500,119
	Carlyle Global Market Strategies
500,000	Series 2023-3A-A1R (3 mo. Term SOFR + 1.23%, 1.23% Floor)	4.90%(a)	10/15/2038	500,125
	CBAM Ltd.
500,000	Series 2017-2A-AR (3 mo. Term SOFR + 1.45%, 1.19% Floor)	5.12%(a)	07/17/2034	500,341
	Highbridge Loan Management Ltd.
500,000	Series 3A-2014-CR (3 mo. Term SOFR + 3.86%, 0.00% Floor)	7.53%(a)	07/18/2029	500,153
	RR Ltd./Cayman Islands
500,000	Series 2021-14A-A1 (3 mo. Term SOFR + 1.38%, 1.38% Floor)	5.05%(a)	04/15/2036	500,301
	Sound Point CLO Ltd.
500,000	Series 2019-2A-AR (3 mo. Term SOFR + 1.43%, 1.17% Floor)	5.10%(a)	07/15/2034	500,314
	Total Collateralized Loan Obligations (Cost $3,000,886)			3,001,353

Principal Amount $	Security Description	Rate	Maturity	Value $
FOREIGN CORPORATE BONDS - 2.4%
62,000	ArcelorMittal SA	4.25%	07/16/2029	61,812
24,000	Avolon Holdings Funding Ltd.	6.38%(a)	05/04/2028	24,711
59,000	Avolon Holdings Funding Ltd.	5.38%(a)	05/30/2030	59,669
11,000	BAT Capital Corp.	4.91%	04/02/2030	11,122
25,000	BAT International Finance PLC	5.93%	02/02/2029	25,939
86,000	Canadian Imperial Bank of Commerce (SOFR + 0.60%)	4.24%	09/08/2028	85,806
63,000	Canadian Pacific Railway Co.	4.80%	03/30/2030	63,828
62,000	Cenovus Energy, Inc.	4.65%	03/20/2031	61,592
100,000	Element Fleet Management Corp.	5.04%(a)	03/25/2030	101,007
9,000	Element Fleet Management Corp.	4.64%(a)	11/24/2030	8,878
12,000	Enbridge, Inc.	6.00%	11/15/2028	12,454
37,000	Rio Tinto Finance USA PLC	4.88%	03/14/2030	37,592
45,000	Royal Bank of Canada (SOFR + 0.86%)	4.54%	10/18/2028	45,038
60,000	Suzano Austria GmbH	3.75%	01/15/2031	55,808
65,000	Triton Container International Ltd.	3.15%(a)	06/15/2031	58,822
60,000	Vale Overseas Ltd.	3.75%	07/08/2030	57,178
	Total Foreign Corporate Bonds (Cost $772,905)			771,256

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 12.7%
	280 Park Avenue Mortgage Trust
100,000	Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)	4.85%(a)	09/15/2034	99,525
	ACRES Commercial Realty Ltd.
100,000	Series 2025-FL3-A (1 mo. Term SOFR + 1.62%, 1.62% Floor)	5.30%(a)	08/18/2040	100,254
	Arbor Multifamily Mortgage Securities Trust
1,605,705	Series 2021-MF2-XA	1.09%(a)(b)(c)	06/15/2054	68,465
	ARDN Mortgage Trust
100,000	Series 2025-ARCP-A (1 mo. Term SOFR + 1.75%, 1.75% Floor)	5.42%(a)	06/15/2035	99,766
	AREIT Trust
38,808	Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)	4.92%(a)	01/20/2037	38,867
	BANK
2,678,626	Series 2021-BN36-XA	0.87%(b)(c)	09/15/2064	79,997
	BBCMS Trust
1,959,275	Series 2025-5C34-XA	1.17%(b)(c)	05/15/2058	83,797
	BDS Ltd.
20,862	Series 2021-FL10-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	5.14%(a)	12/16/2036	20,915
100,000	Series 2025-FL15-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)	5.08%(a)	03/19/2043	100,015
	Benchmark Mortgage Trust
4,142,194	Series 2018-B2-XA	0.43%(b)(c)	02/15/2051	23,738
2,271,000	Series 2021-B26-XB	0.64%(a)(b)(c)	06/15/2054	62,611
1,711,748	Series 2021-B28-XA	1.24%(b)(c)	08/15/2054	80,418
100,000	Series 2026-B42-A1	4.22%	03/15/2059	99,461
1,191,832	Series 2026-V20-XA	1.22%(b)(c)	02/15/2059	62,980
	BrightSpire Capital, Inc.
100,000	Series 2024-FL2-A (1 mo. Term SOFR + 1.95%, 1.95% Floor)	5.62%(a)	08/19/2037	100,247
	BX Trust
97,117	Series 2021-ACNT-C (1 mo. Term SOFR + 1.61%, 1.50% Floor)	5.29%(a)	11/15/2038	97,082

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	133

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
84,682	Series 2021-CIP-A (1 mo. Term SOFR + 1.04%, 0.92% Floor)	4.71%(a)	12/15/2038	84,645
101,439	Series 2021-RISE-C (1 mo. Term SOFR + 1.56%, 1.45% Floor)	5.24%(a)	11/15/2036	101,439
104,070	Series 2024-AIRC-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)	5.36%(a)	08/15/2041	104,300
100,000	Series 2026-ALOHA-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.05%(a)	04/15/2043	100,125
50,000	Series 2026-CSMO-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)	5.07%(a)	02/15/2043	50,075
40,000	Series 2026-XL6-A (1 mo. Term SOFR + 1.20%, 1.20% Floor)	4.87%(a)	03/15/2043	39,955
	BXP Trust
100,000	Series 2017-GM-A	3.38%(a)	06/13/2039	98,333
	CFCRE Commercial Mortgage Trust
100,000	Series 2016-C7-A3	3.84%	12/10/2054	99,414
	Citigroup Commercial Mortgage Trust
1,448,833	Series 2016-C1-XA	1.71%(b)(c)	05/10/2049	14
	Citigroup/Deutsche Bank Commercial Mortgage Trust
100,000	Series 2016-C1-B	4.20%(b)	05/10/2049	94,435
	Commercial Mortgage Pass Through Certificates
5,899,257	Series 2015-LC21-XD	1.00%(a)(b)(c)	07/10/2048	59
	Commercial Mortgage Trust
2,400,000	Series 2021-PF1-XD	1.11%(a)(b)(c)	11/15/2054	122,090
	Computershare Corporate Trust
223,026	Series 2015-NXS2-XA	0.00%(b)(c)	07/15/2058	2
153,196	Series 2018-C43-A3	3.75%	03/15/2051	151,772
2,339,677	Series 2018-C48-XA	0.93%(b)(c)	01/15/2052	46,105
85,249	Series 2019-C53-ASB	2.96%	10/15/2052	83,765
834,166	Series 2021-C59-XA	1.48%(b)(c)	04/15/2054	44,456
	Extended Stay America Trust
29,720	Series 2026-ESH2-A (1 mo. Term SOFR + 1.20%, 1.20% Floor)	4.87%(a)	02/15/2043	29,759
	Franklin BSP Realty Trust, Inc.
2,788	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	5.17%(a)	02/15/2037	2,792
100,000	Series 2026-FL13-A (1 mo. Term SOFR + 1.50%, 1.50% Floor)	5.15%(a)	10/18/2043	100,250
	FS Commercial Mortgage Trust
50,000	Series 2026-HULA-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.13%(a)	03/15/2041	50,064
	FS Rialto
19,726	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	5.01%(a)	05/16/2038	19,749
38,945	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	5.04%(a)	11/16/2036	39,028
100,000	Series 2026-FL11-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.12%(a)	01/19/2044	100,168
	Great Wolf Trust
100,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.21%(a)	03/15/2039	100,077
	GS Mortgage Securities Corp. II
3,639,609	Series 2016-GS4-XA	0.50%(b)(c)	11/10/2049	2,086
	JP Morgan Chase Commercial Mortgage Securities
100,000	Series 2016-NINE-A	2.85%(a)(b)	09/06/2038	99,317

Principal Amount $	Security Description	Rate	Maturity	Value $
	KREF
24,691	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	4.86%(a)	02/15/2039	24,750
	LoanCore
4,702	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	5.09%(a)	11/15/2038	4,714
17,097	Series 2022-CRE7-A (30 day avg SOFR US + 1.55%, 1.55% Floor)	5.22%(a)	01/17/2037	17,119
100,000	Series 2025-CRE9-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	5.13%(a)	08/18/2042	100,153
	MF1 Multifamily Housing Mortgage Loan Trust
37,489	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.03%(a)	02/19/2037	37,536
36,302	Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)	5.83%(a)	06/19/2037	36,358
100,000	Series 2024-FL14-A (1 mo. Term SOFR + 1.74%, 1.74% Floor)	5.41%(a)	03/19/2039	100,211
100,000	Series 2026-FL21-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	5.03%(a)	02/18/2041	100,298
	Morgan Stanley Bank of America Merrill Lynch Trust
4,953,748	Series 2017-C34-XE	0.86%(a)(b)(c)	11/15/2052	61,267
	Morgan Stanley Capital I, Inc.
5,033,482	Series 2017-ASHF-XCP	0.00%(a)(b)(c)	03/31/2028	5
	MTN Commercial Mortgage Trust
100,000	Series 2022-LPFL-A (1 mo. Term SOFR + 1.40%, 1.40% Floor)	5.08%(a)	03/15/2039	99,971
	SFO Commercial Mortgage Trust
100,000	Series 2021-555-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	4.94%(a)	05/15/2038	99,897
	SG Commercial Mortgage Securities LLC
1,537,069	Series 2016-C5-XA	1.76%(b)(c)	10/10/2048	1,075
	SLG Office Trust
18,169,000	Series 2021-OVA-X	0.26%(a)(b)(c)	07/15/2041	196,252
	SREIT Trust
100,000	Series 2021-MFP2-A (1 mo. Term SOFR + 0.94%, 0.82% Floor)	4.61%(a)	11/15/2036	99,953
	Starwood Property Trust, Inc.
10,367	Series 2021-FL2-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	4.99%(a)	04/18/2038	10,369
	TPG Real Estate Finance Issuer Ltd.
50,959	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	5.33%(a)	02/15/2039	51,023
100,000	Series 2025-FL6-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	5.22%(a)	09/18/2042	100,344
	UBS Commercial Mortgage Trust
5,378,000	Series 2017-C3-XB	0.40%(b)(c)	08/15/2050	31,864
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $5,691,447)			4,155,571

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 12.9%
	AJAX Mortgage Loan Trust
139,897	Series 2021-C-A	6.12%(a)(d)	01/25/2061	140,080
	Chase Mortgage Finance Corp.
511,157	Series 2006-A1-2A2	5.20%(b)	09/25/2036	455,911
	Citigroup Mortgage Loan Trust, Inc.
32,163	Series 2006-AR2-1A2	5.00%(b)	03/25/2036	31,741

134	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced International CAPE® (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	COLT Funding LLC
387,503	Series 2021-HX1-A1	1.11%(a)(b)	10/25/2066	335,267
	Countrywide Alternative Loan Trust
310,692	Series 2007-9T1-1A6	6.00%	05/25/2037	141,464
	Credit Suisse Mortgage Capital Certificates
566,119	Series 2022-NQM1-A1	3.27%(a)(b)	11/25/2066	513,451
	Deutsche ALT-A Securities, Inc.
255,229	Series 2006-AR6-A6 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap)	4.17%	02/25/2037	225,196
	Lehman XS Trust
113,611	Series 2007-6-2A1 (1 mo. Term SOFR + 0.53%, 0.42% Floor)	4.21%	05/25/2037	100,095
	Merrill Lynch Alternative Note Asset
742,692	Series 2007-OAR5-1A1	3.30%(b)	10/25/2047	180,784
	Merrill Lynch Mortgage Backed Securities Trust
735,252	Series 2007-2-1A1 (1 yr. CMT Rate + 2.40%, 2.40% Floor)	5.92%	08/25/2036	633,916
	Onslow Bay Mortgage Loan Trust
140,075	Series 2020-EXP2-A3	2.50%(a)(b)	05/25/2060	119,850
	RALI Trust
554,425	Series 2007-QS8-A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.39%	06/25/2037	411,331
	Starwood Mortgage Residential Trust
291,907	Series 2020-2-M1E	3.00%(a)	04/25/2060	289,561
279,723	Series 2021-5-A1	1.92%(a)(b)	09/25/2066	240,405
	Velocity Commercial Capital Loan Trust
106,783	Series 2018-2-A	4.05%(a)(b)	10/26/2048	104,592
355,848	Series 2021-2-M2	2.20%(a)(b)	08/25/2051	292,413
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $4,947,185)			4,216,057

US CORPORATE BONDS - 14.8%
27,000	Agree LP	2.90%	10/01/2030	24,949
12,000	Airbnb, Inc.	4.40%	03/16/2029	11,986
8,000	Altria Group, Inc.	6.20%	11/01/2028	8,347
24,000	Altria Group, Inc.	4.50%	08/06/2030	23,904
72,000	American Electric Power Co., Inc.	5.20%	01/15/2029	73,491
90,000	American Express Co. (SOFR + 1.26%)	4.73%	04/25/2029	90,590
34,000	American National Global Funding	4.88%(a)	01/23/2031	33,306
102,000	American Tower Corp.	4.90%	03/15/2030	102,957
62,000	Amgen, Inc.	4.20%	02/19/2031	61,166
55,000	APA Corp.	4.25%	01/15/2030	54,148
29,000	AppLovin Corp.	5.13%	12/01/2029	29,175
38,000	Arrow Electronics, Inc.	5.15%	08/21/2029	38,427
35,000	Athene Global Funding	4.72%(a)	10/08/2029	34,454
55,000	Athene Global Funding	5.03%(a)	07/17/2030	54,454
23,000	Atlassian Corp.	5.25%	05/15/2029	23,144
16,000	Augusta SpinCo Corp.	4.40%	03/23/2029	15,958
5,000	Avery Dennison Corp.	4.88%	12/06/2028	5,051
4,000	Aviation Capital Group LLC	6.25%(a)	04/15/2028	4,114
75,000	Aviation Capital Group LLC	4.80%(a)	10/24/2030	74,226
12,000	Bank of America Corp. (3 mo. Term SOFR + 1.32%)	3.56%	04/23/2027	11,994
53,000	Bank of America Corp. (SOFR + 0.83%)	4.98%	01/24/2029	53,429
58,000	Biogen, Inc.	5.05%	01/15/2031	59,154
75,000	Black Hills Corp.	4.55%	01/31/2031	74,233
16,000	Boardwalk Pipelines LP	4.45%	07/15/2027	15,990
20,000	Broadcom, Inc.	4.35%	02/15/2030	19,933
8,000	Brown & Brown, Inc.	4.70%	06/23/2028	8,025
7,000	Brown & Brown, Inc.	4.50%	03/15/2029	6,970
27,000	Bunge Ltd. Finance Corp.	4.20%	09/17/2029	26,751

Principal Amount $	Security Description	Rate	Maturity	Value $
25,000	Cardinal Health, Inc.	5.13%	02/15/2029	25,438
15,000	CenterPoint Energy, Inc.	5.40%	06/01/2029	15,379
62,000	Charles Schwab Corp. (SOFR + 0.94%)	4.34%	11/14/2031	61,339
42,000	Cheniere Energy Partners LP	4.50%	10/01/2029	41,829
31,000	Citigroup, Inc. (SOFR + 0.87%)	4.79%	03/04/2029	31,166
67,000	Citigroup, Inc. (SOFR + 1.34%)	4.54%	09/19/2030	66,781
62,000	CNH Industrial Capital LLC	4.50%	10/16/2030	61,230
42,000	Constellation Energy Generation LLC	3.90%	01/08/2028	41,682
99,000	CubeSmart LP	4.38%	02/15/2029	98,392
12,000	Darden Restaurants, Inc.	4.35%	10/15/2027	11,977
7,000	DCP Midstream Operating LP	5.13%	05/15/2029	7,124
45,000	Dell International LLC / EMC Corp.	4.50%	02/15/2031	44,485
54,000	Delta Air Lines, Inc.	4.95%	07/10/2028	54,210
7,000	Devon Energy Corp.	5.25%	10/15/2027	7,003
30,000	Dominion Energy, Inc.	5.00%	06/15/2030	30,415
8,000	DT Midstream, Inc.	4.13%(a)	06/15/2029	7,834
31,000	DTE Energy Co.	5.20%	04/01/2030	31,627
44,000	Energy Transfer LP	6.05%	12/01/2026	44,413
38,000	Equifax, Inc.	4.80%	09/15/2029	38,237
53,000	Equinix Europe 2 Financing Corp. LLC	4.60%	11/15/2030	52,529
55,000	Essential Properties LP	2.95%	07/15/2031	49,566
20,000	Essential Utilities, Inc.	4.80%	08/15/2027	20,082
2,000	Essential Utilities, Inc.	3.57%	05/01/2029	1,944
54,000	Evergy Kansas Central, Inc.	4.70%	03/13/2028	54,278
4,000	Evergy, Inc.	4.25%	03/15/2029	3,970
32,000	Exelon Corp.	5.15%	03/15/2029	32,620
104,000	Extra Space Storage LP	5.50%	07/01/2030	106,727
62,000	Ferguson Enterprises, Inc.	4.35%	03/15/2031	61,024
2,000	FirstEnergy Transmission LLC	4.55%	01/15/2030	1,999
76,000	Fiserv, Inc.	4.75%	03/15/2030	75,346
27,000	GATX Corp.	4.70%	04/01/2029	27,067
24,000	GATX Corp.	4.00%	06/30/2030	23,376
25,000	GE HealthCare Technologies, Inc.	4.15%	12/15/2028	24,842
72,000	GE HealthCare Technologies, Inc.	4.80%	08/14/2029	72,667
11,000	Global Payments, Inc.	5.30%	08/15/2029	11,086
23,000	Global Payments, Inc.	4.88%	11/15/2030	22,599
27,000	Goldman Sachs Group, Inc. (SOFR + 0.90%)	4.15%	10/21/2029	26,751
12,000	Goldman Sachs Group, Inc. (SOFR + 0.96%)	4.52%	01/21/2032	11,821
35,000	Hewlett Packard Enterprise Co.	4.05%	09/15/2027	34,786
63,000	Hewlett Packard Enterprise Co.	4.55%	10/15/2029	62,703
38,000	Hyundai Capital America	4.55%(a)	09/26/2029	37,850
48,000	Hyundai Capital America	5.40%(a)	06/24/2031	48,849
22,000	Illumina, Inc.	4.65%	09/09/2026	22,005
26,000	Jacobs Solutions, Inc.	4.75%	03/03/2031	25,646
63,000	JPMorgan Chase & Co. (SOFR + 0.92%)	4.60%	04/22/2028	63,207
38,000	JPMorgan Chase & Co. (SOFR + 0.80%)	4.92%	01/24/2029	38,337
25,000	Kinder Morgan, Inc.	5.00%	02/01/2029	25,381
38,000	Laboratory Corp. of America Holdings	4.35%	04/01/2030	37,679
67,000	Laboratory Corp. of America Holdings	2.70%	06/01/2031	61,005
24,000	LPL Holdings, Inc.	4.63%(a)	11/15/2027	23,834
16,000	M&T Bank Corp. (SOFR + 0.93%)	4.83%	01/16/2029	16,085
36,000	Marriott International, Inc./MD	4.80%	03/15/2030	36,340
63,000	Mars, Inc.	4.80%(a)	03/01/2030	63,675
21,000	Marvell Technology, Inc.	5.75%	02/15/2029	21,685
29,000	Marvell Technology, Inc.	4.75%	07/15/2030	29,110
56,000	MasTec, Inc.	4.50%(a)	08/15/2028	55,409
23,000	Meritage Homes Corp.	5.13%	06/06/2027	23,068
32,000	Molex Electronic Technologies LLC	4.75%(a)	04/30/2028	32,141
54,000	MPLX LP	4.80%	02/15/2029	54,460
25,000	National Fuel Gas Co.	5.50%	03/15/2030	25,583

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	135

March 31, 2026

Principal Amount $	Security Description	Rate	Maturity	Value $
4,000	New York Life Global Funding	4.70%(a)	01/29/2029	4,038
41,000	NGPL PipeCo LLC	4.88%(a)	08/15/2027	41,092
54,000	Niagara Mohawk Power Corp.	4.65%(a)	10/03/2030	53,809
53,000	NiSource, Inc.	5.20%	07/01/2029	54,068
58,000	Northrop Grumman Corp.	4.65%	07/15/2030	58,354
42,000	Northrop Grumman Systems Corp.	7.75%	02/15/2031	47,686
50,000	Omega Healthcare Investors, Inc.	4.75%	01/15/2028	49,977
22,000	Paychex, Inc.	5.10%	04/15/2030	22,207
54,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	5.25%(a)	02/01/2030	54,833
57,000	Phillips Edison Grocery Center Operating Partnership I LP	2.63%	11/15/2031	50,504
14,000	Pinnacle West Capital Corp.	4.90%	05/15/2028	14,112
25,000	Progressive Corp.	4.60%	03/26/2031	25,068
50,000	Public Service Enterprise Group, Inc.	5.88%	10/15/2028	51,629
51,000	Quanta Services, Inc.	4.50%	01/15/2031	50,639
16,000	Quest Diagnostics, Inc.	4.20%	06/30/2029	15,909
55,000	Republic Services, Inc.	4.75%	07/15/2030	55,729
15,000	Roper Technologies, Inc.	4.25%	09/15/2028	14,908
55,000	Royal Caribbean Cruises Ltd.	5.63%(a)	09/30/2031	55,556
62,000	Royalty Pharma PLC	4.45%	03/25/2031	61,255
50,000	Ryder System, Inc.	4.30%	12/01/2030	49,187
22,000	Sonoco Products Co.	4.45%	09/01/2026	22,015
6,000	Southern Co. Gas Capital Corp.	4.05%	09/15/2028	5,957
23,000	Southern Power Co.	4.25%	10/01/2030	22,713
45,000	Store Capital LLC	4.95%(a)	02/11/2031	44,630
24,000	Sysco Corp.	5.10%	09/23/2030	24,197
60,000	Targa Resources Corp.	4.35%	04/15/2031	58,756
48,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.50%	03/01/2030	48,463
10,000	Textron, Inc.	3.90%	09/17/2029	9,799
106,000	T-Mobile USA, Inc.	3.50%	04/15/2031	100,287
97,000	Truist Financial Corp. (SOFR + 2.45%)	7.16%	10/30/2029	103,133
30,000	Uber Technologies, Inc.	4.15%	01/15/2031	29,353
8,000	Verisk Analytics, Inc.	4.45%	03/15/2031	7,871
45,000	Wells Fargo & Co. (SOFR + 1.07%)	4.75%	04/22/2028	45,171
25,000	Wells Fargo & Co. (SOFR + 1.79%)	6.30%	10/23/2029	26,041
48,000	Wells Fargo & Co. (SOFR + 1.50%)	5.15%	04/23/2031	48,829
5,000	Western Midstream Operating LP	6.35%	01/15/2029	5,208
38,000	Western Midstream Operating LP	4.05%	02/01/2030	36,913
62,000	Westinghouse Air Brake Technologies Corp.	4.90%	05/29/2030	62,699
39,000	Williams Cos., Inc.	4.80%	11/15/2029	39,363
	Total US Corporate Bonds (Cost $4,854,711)			4,851,977

Principal Amount $	Security Description	Rate	Maturity	Value $
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 4.0%
	Federal Home Loan Mortgage Corp.
181,228	Pool SD8342	5.50%	07/01/2053	182,817
	Federal National Mortgage Association
1,126,144	Series 2013-92-FA (30 day avg SOFR US + 0.66%, 0.55% Floor, 6.50% Cap)	4.33%	09/25/2043	1,117,171
	Total US Government and Agency Mortgage Backed Obligations (Cost $1,273,453)			1,299,988

US GOVERNMENT AND AGENCY OBLIGATIONS - 21.8%
112,899	United States Treasury Inflation Indexed Bonds	2.38%	01/15/2027	114,888
161,274	United States Treasury Inflation Indexed Bonds	0.13%	04/15/2027	160,376
76,859	United States Treasury Inflation Indexed Bonds	1.63%	10/15/2027	78,076
1,800,000	United States Treasury Note/Bond	0.63%	03/31/2027	1,746,224
630,000	United States Treasury Note/Bond	0.50%	06/30/2027	604,849
2,700,000	United States Treasury Note/Bond	3.50%	10/31/2027	2,685,973
1,000,000	United States Treasury Note/Bond	3.50%(e)	11/15/2028	991,992
900,000	United States Treasury Note/Bond	0.88%(e)	11/15/2030	784,617
	Total US Government and Agency Obligations (Cost $7,181,070)			7,166,995

Shares
AFFILIATED MUTUAL FUNDS - 1.9%
72,135	American Beacon DoubleLine Floating Rate Fund - Class Y		639,113
	Total Affiliated Mutual Funds (Cost $686,722)		639,113

SHORT TERM INVESTMENTS - 5.1%
561,903	First American Government Obligations Fund - U	3.60%(f)	561,903
561,903	JPMorgan US Government Money Market Fund - IM	3.60%(f)	561,903
561,904	MSILF Government Portfolio - Institutional	3.57%(f)	561,904
	Total Short Term Investments (Cost $1,685,710)		1,685,710
	Total Investments - 92.1% (Cost $32,538,542)		30,216,534
	Other Assets in Excess of Liabilities - 7.9%		2,589,404
	NET ASSETS - 100.0%		$32,805,938

SECURITY TYPE BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	21.8%
US Corporate Bonds	14.8%
Non-Agency Residential Collateralized Mortgage Obligations	12.9%
Non-Agency Commercial Mortgage Backed Obligations	12.7%
Collateralized Loan Obligations	9.1%
Asset Backed Obligations	7.4%
Short Term Investments	5.1%
US Government and Agency Mortgage Backed Obligations	4.0%
Foreign Corporate Bonds	2.4%
Affiliated Mutual Funds	1.9%
Other Assets and Liabilities	7.9%
Net Assets	100.0%

136	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Shiller Enhanced International CAPE® (Cont.)

INVESTMENT BREAKDOWN as a % of Net Assets:
US Government and Agency Obligations	21.8%
Non-Agency Residential Collateralized Mortgage Obligations	12.9%
Non-Agency Commercial Mortgage Backed Obligations	12.7%
Collateralized Loan Obligations	9.1%
Asset Backed Obligations	7.4%
Short Term Investments	5.1%
US Government and Agency Mortgage Backed Obligations	4.0%
Banking	2.3%
Energy	2.0%
Affiliated Mutual Funds	1.9%
Technology	1.7%
Utilities	1.6%
Real Estate	1.3%
Transportation	1.0%
Finance	0.9%
Healthcare	0.9%
Telecommunications	0.6%
Pharmaceuticals	0.6%
Aerospace & Defense	0.5%
Insurance	0.5%
Mining	0.5%
Construction	0.4%
Industrial Equipment	0.4%
Food Products	0.3%
Automotive	0.3%
Beverage and Tobacco	0.2%
Diversified Manufacturing	0.2%
Pulp & Paper	0.2%
Environmental Control	0.2%
Leisure	0.2%
Commercial Services	0.1%
Hotels/Motels/Inns and Casinos	0.1%
Media	0.1%
Containers and Glass Products	0.1%
Food Service	0.0%(g)
Other Assets and Liabilities	7.9%
Net Assets	100.0%

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2026, the value of these securities total $11,371,205 or 34.7% of the Fund’s net assets.
(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)
Interest only security
(d)
Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e)
All or a portion of security has been pledged as collateral.
(f)
Seven-day yield as of period end.
(g)
Represents less than 0.05% of net assets.
CMT
Constant Maturity Treasury Rate
SOFR
Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	137

March 31, 2026
Swap Agreements
Excess Return Swaps

Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	BNP Paribas Securities Corp.	Long	0.20%	Termination	05/21/2026	14,400,000 EUR	$3,470,660	$ —	$3,470,660
Shiller Barclays CAPE® Europe Sector Net ER NoC Index(1)	BNP Paribas Securities Corp.	Long	0.20%	Termination	03/18/2027	11,500,000 EUR	66,816	—	66,816
							$3,537,476	$—	$3,537,476

(1)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index aims to provide notional long exposure to the top four European equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each European sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of March 31, 2026, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIIESAE.
EUR
Euro
Forward Currency Exchange Contracts

Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received	Value	Unrealized Appreciation (Depreciation)
06/10/2026	J.P. Morgan Securities, Inc.	1,700,000	EUR	$1,971,434	1,992,298 USD	$1,992,298	$20,864
06/10/2026	Goldman Sachs	1,000,000	EUR	1,159,667	1,173,814 USD	1,173,814	14,147
06/10/2026	Barclays Capital, Inc.	500,000	EUR	579,833	585,201 USD	585,201	5,368
06/10/2026	Barclays Capital, Inc.	584,328	USD	584,328	500,000 EUR	579,833	(4,495)
10/07/2026	Barclays Capital, Inc.	357,378	USD	357,378	300,000 EUR	349,468	(7,910)
06/10/2026	J.P. Morgan Securities, Inc.	593,770	USD	593,770	500,000 EUR	579,833	(13,937)
02/03/2027	J.P. Morgan Securities, Inc.	718,515	USD	718,515	600,000 EUR	701,630	(16,885)
10/07/2026	Goldman Sachs	1,787,817	USD	1,787,817	1,500,000 EUR	1,747,341	(40,476)
02/03/2027	Barclays Capital, Inc.	3,592,687	USD	3,592,687	3,000,000 EUR	3,508,150	(84,537)
06/10/2026	Goldman Sachs	12,643,384	USD	12,643,384	10,800,000 EUR	12,524,401	(118,983)
02/03/2027	Goldman Sachs	5,870,136	USD	5,870,136	4,900,000 EUR	5,729,978	(140,158)
10/07/2026	J.P. Morgan Securities, Inc.	8,339,391	USD	8,339,391	7,000,000 EUR	8,154,258	(185,133)
							$(572,135)

EUR
Euro
USD
United States Dollar
A summary of the DoubleLine Shiller Enhanced International CAPE®’s investments in affiliated mutual funds for the period ended March 31, 2026 is as follows:

Fund	Value at March 31, 2025	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended March 31, 2026	Change in Unrealized for the Period Ended March 31, 2026	Value at March 31, 2026	Shares Held at March 31, 2026	Dividend Income Earned for the Period Ended March 31, 2026
American Beacon DoubleLine Floating Rate Fund - Class Y*	$640,555	$ —	$ —	$ —	$(1,442)	$639,113	72,135	$39,794

*
This Fund was formerly known as DoubleLine Floating Rate Fund
138	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Emerging Markets Local Currency Bond Fund	March 31, 2026

Principal Amount	Security Description	Rate	Maturity	Value $
FOREIGN CORPORATE BONDS - 13.0%
BRAZIL - 0.0%(a)
550,000 BRL	Simpar Finance SARL	10.75%(b)	02/12/2028	85,498

CHINA - 0.1%
2,000,000 CNY	European Bank for Reconstruction & Development	2.75%	04/27/2032	307,363

COLOMBIA - 0.0%(a)
833,000,000 COP	Empresas Publicas de Medellin ESP	8.38%(b)	11/08/2027	208,217

INDIA - 6.6%
892,500,000 INR	Asian Development Bank	6.20%	10/06/2026	9,309,881
600,500,000 INR	European Investment Bank	6.95%(b)	03/01/2029	6,162,397
880,000,000 INR	Inter-American Development Bank	7.00%	01/25/2029	9,075,426
706,000,000 INR	International Bank for Reconstruction & Development	6.85%	04/24/2028	7,285,732
				31,833,436

INDONESIA - 2.5%
150,000,000,000 IDR	Asian Development Bank	7.80%	03/15/2034	9,519,730
48,800,000,000 IDR	European Bank for Reconstruction & Development	4.25%	02/07/2028	2,784,434
				12,304,164

MEXICO - 2.7%
4,500,000 MXN	America Movil SAB de CV	10.30%	01/30/2034	259,108
227,000,000 MXN	International Finance Corp.	7.50%	01/18/2028	12,594,365
				12,853,473

POLAND - 1.1%
20,900,000 PLN	European Investment Bank	3.00%	11/25/2029	5,249,688
	Total Foreign Corporate Bonds (Cost $67,071,429)			62,841,839

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 78.8%
BRAZIL - 11.7%
126,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%	01/01/2027	23,703,220
82,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%	01/01/2029	14,597,273
109,000,000 BRL	Brazil Notas de Tesouro Nacional - Serie F	10.00%	01/01/2031	18,387,707
				56,688,200

CHILE - 2.8%
12,290,000,000 CLP	Bonos de la Tesoreria de la Republica en pesos	5.80%(b)	10/01/2029	13,512,419

COLOMBIA - 3.7%
19,621,100,000 COP	Colombian TES	7.50%	08/26/2026	5,240,240
65,500,300,000 COP	Colombian TES	7.25%	10/18/2034	12,602,723
				17,842,963

Principal Amount	Security Description	Rate	Maturity	Value $
CZECH REPUBLIC - 3.4%
226,100,000 CZK	Czech Republic Government Bond	2.75%	07/23/2029	10,148,765
147,300,000 CZK	Czech Republic Government Bond	3.00%	03/03/2033	6,247,466
				16,396,231

HUNGARY - 3.6%
2,677,700,000 HUF	Hungary Government Bond	4.75%	11/24/2032	7,042,698
3,530,000,000 HUF	Hungary Government Bond	7.00%	10/24/2035	10,507,722
				17,550,420

INDIA - 0.0%(a)
12,000,000 INR	Export-Import Bank of Korea	8.10%	10/16/2030	127,875

INDONESIA - 5.2%
136,345,000,000 IDR	Indonesia Treasury Bond	8.25%	05/15/2029	8,421,024
105,250,000,000 IDR	Indonesia Treasury Bond	8.38%	03/15/2034	6,761,611
80,982,000,000 IDR	Indonesia Treasury Bond	7.50%	06/15/2035	4,965,327
85,950,000,000 IDR	Indonesia Treasury Bond	6.75%	07/15/2035	5,031,432
				25,179,394

ISRAEL - 0.8%
11,800,000 ILS	Israel Government Bond - Fixed	4.15%	10/31/2035	3,764,898

MALAYSIA - 4.9%
53,500,000 MYR	Malaysia Government Bond	3.58%	07/15/2032	13,245,509
41,700,000 MYR	Malaysia Government Bond	3.83%	07/05/2034	10,417,100
				23,662,609

MEXICO - 10.4%
297,980,000 MXN	Mexican Bonos	7.75%	05/29/2031	15,855,762
330,000,000 MXN	Mexican Bonos	7.50%	05/26/2033	16,882,211
346,600,000 MXN	Mexican Bonos	8.00%	02/21/2036	17,732,043
				50,470,016

PERU - 4.6%
47,070,000 PEN	Peru Government Bond	5.40%	08/12/2034	12,840,656
31,000,000 PEN	Peru Government Bond	7.60%(b)	08/12/2039	9,217,198
350,000 PEN	Peruvian Government International Bond	6.90%	08/12/2037	99,786
				22,157,640

PHILIPPINES - 0.0%(a)
4,500,000 PHP	Philippine Government Bond	6.88%	01/10/2029	74,936

POLAND - 4.4%
11,800,000 PLN	Republic of Poland Government Bond	4.50%	07/25/2030	3,100,605
36,675,000 PLN	Republic of Poland Government Bond	1.75%	04/25/2032	8,041,883
39,800,000 PLN	Republic of Poland Government Bond	5.00%	10/25/2034	10,210,808
				21,353,296

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	139

March 31, 2026

Principal Amount	Security Description	Rate	Maturity	Value $
ROMANIA - 3.1%
41,860,000 RON	Romania Government Bond	6.30%	04/26/2028	9,419,752
25,000,000 RON	Romania Government Bond	8.00%	04/29/2030	5,859,833
				15,279,585

SINGAPORE - 4.5%
12,300,000 SGD	Singapore Government Bond	2.75%	03/01/2035	9,949,444
15,200,000 SGD	Singapore Government Bond	2.38%	07/01/2039	11,857,821
				21,807,265

SOUTH AFRICA - 11.2%
351,160,000 ZAR	Republic of South Africa Government Bond	8.88%	02/28/2035	20,407,378
345,420,000 ZAR	Republic of South Africa Government Bond	8.50%	01/31/2037	19,090,953
228,200,000 ZAR	Republic of South Africa Government Bond	10.88%	03/31/2038	14,762,412
				54,260,743

Principal Amount	Security Description	Rate	Maturity	Value $
THAILAND - 4.5%
69,200,000 THB	Thailand Government Bond	2.40%	11/17/2027	2,138,962
318,350,000 THB	Thailand Government Bond	3.35%	06/17/2033	10,496,720
328,700,000 THB	Thailand Government Bond	1.59%	12/17/2035	9,433,574
				22,069,256
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $385,949,536)			382,197,746

Shares
SHORT TERM INVESTMENTS - 5.2%
8,470,566 USD	BlackRock Liquidity FedFund - Institutional	3.55%(c)	8,470,566
8,470,685 USD	Fidelity Government Portfolio - Institutional	3.53%(c)	8,470,685
8,471,504 USD	MSILF Government Portfolio - Institutional	3.57%(c)	8,471,504
	Total Short Term Investments (Cost $25,412,755)		25,412,755
	Total Investments - 97.0% (Cost $478,433,720)		470,452,340
	Other Assets in Excess of Liabilities - 3.0%		14,439,381
	NET ASSETS - 100.0%		$484,891,721

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	78.8%
Foreign Corporate Bonds	13.0%
Short Term Investments	5.2%
Other Assets and Liabilities	3.0%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	78.8%
Finance	12.8%
Short Term Investments	5.2%
Telecommunications	0.2%
Utilities	0.0%(a)
Transportation	0.0%(a)
Other Assets and Liabilities	3.0%
Net Assets	100.0%

140	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Schedule of Investments DoubleLine Emerging Markets Local Currency Bond Fund (Cont.)

COUNTRY BREAKDOWN as a % of Net Assets:
Mexico	13.1%
Brazil	11.7%
South Africa	11.2%
Indonesia	7.7%
India	6.6%
Poland	5.5%
United States	5.2%
Malaysia	4.9%
Peru	4.6%
Thailand	4.5%
Singapore	4.5%
Colombia	3.7%
Hungary	3.6%
Czech Republic	3.4%
Romania	3.1%
Chile	2.8%
Israel	0.8%
China	0.1%
Philippines	0.0%(a)
Other Assets and Liabilities	3.0%
Net Assets	100.0%

(a)
Represents less than 0.05% of net assets.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2026, the value of these securities total $29,185,729 or 6.0% of the Fund’s net assets.
(c)
Seven-day yield as of period end.
BRL
Brazilian Real
CLP
Chilean Peso
CNY
Chinese Yuan Renminbi
COP
Colombian Peso
CZK
Czech Republic Koruna
HUF
Hungarian Forint
IDR
Indonesian Rupiah
ILS
Israeli Shekel
INR
Indian Rupee
MXN
Mexican Peso
MYR
Malaysian Ringgit
PEN
Peruvian Sol
PHP
Philippine Peso
PLN
Polish Zloty
RON
Romanian Leu
SGD
Singapore Dollar
THB
Thai Baht
USD
United States Dollar
ZAR
South African Rand
The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	141

Statements of Assets and Liabilities	March 31, 2026

	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund
ASSETS:
Investments in Unaffiliated Securities, at Value*	$30,537,631,231	$5,689,602,300	$324,144,865	$6,411,829,251	$2,894,924,480	$1,207,511,501
Investments in Affiliated Mutual Funds, at Value*	—	644,014,285	—	—	—	66,572,775
Short Term Investments*	836,276,750	919,113,636	7,574,237	104,388,269	99,963,748	194,168,924
Cash	—	1,306,601	148,720	1	382,545	2,126,197
Interest and Dividends Receivable	149,500,335	40,349,909	4,575,166	40,011,410	20,065,139	9,754,068
Receivable for Fund Shares Sold	30,121,738	12,232,920	169,280	41,234,313	1,892,137	1,885,117
Variation Margin Receivable	11,904,398	2,007,839	—	—	—	—
Receivable for Investments Sold	5,157,032	26,560,453	2,862,654	12,324,601	10,519,326	7,177,642
Prepaid Expenses and Other Assets	150,905	37,803	46,286	63,411	48,042	54,290
Net Unrealized Appreciation on Unfunded Loan Commitments	—	1,531	—	—	—	1,039
Total Assets	31,570,742,389	7,335,227,277	339,521,208	6,609,851,256	3,027,795,417	1,489,251,553
LIABILITIES:
Payable for Investments Purchased	302,276,772	452,672,768	—	94,211,101	39,748,581	36,566,722
Payable for Fund Shares Redeemed	49,612,803	15,802,546	791,049	11,791,898	3,399,901	1,998,326
Distribution Payable	37,434,661	11,852,074	470,465	4,908,295	9,211,504	1,983,130
Investment Advisory Fees Payable	10,631,514	2,019,135	231,281	1,922,683	1,135,359	701,377
Sub-Transfer Agent Expenses Payable	2,518,245	568,579	52,487	608,350	301,759	107,823
Administration, Fund Accounting and Custodian Fees Payable	1,577,699	404,071	31,661	344,006	201,147	174,330
Transfer Agent Expenses Payable	1,218,830	267,742	16,285	252,318	133,520	53,555
Distribution Fees Payable	944,697	6,959	3,427	748,132	14,030	29,315
Trustees Fees Payable (See Note 8)	901,419	175,982	15,621	126,379	97,928	22,785
Accrued Expenses	374,956	36,574	20,799	54,475	59,798	19,896
Professional Fees Payable	238,994	106,763	81,509	101,607	109,941	63,636
Payable to Broker	286	18	—	—	—	—
Net Unrealized Depreciation on Swaps	—	—	—	—	132,434,930	—
Total Liabilities	407,730,876	483,913,211	1,714,584	115,069,244	186,848,398	41,720,895
Commitments and Contingencies (See Note 2)
Net Assets	$31,163,011,513	$6,851,314,066	$337,806,624	$6,494,782,012	$2,840,947,019	$1,447,530,658
NET ASSETS CONSISTS OF:
Paid-in Capital	$42,056,528,110	$8,552,410,187	$558,028,485	$6,918,965,148	$3,423,578,497	$1,645,993,235
Total Distributable Loss (See Note 6)	(10,893,516,597)	(1,701,096,121)	(220,221,861)	(424,183,136)	(582,631,478)	(198,462,577)
Net Assets	$31,163,011,513	$6,851,314,066	$337,806,624	$6,494,782,012	$2,840,947,019	$1,447,530,658
*Identified Cost:
Investments in Unaffiliated Securities	$33,961,589,392	$6,004,610,153	$353,176,903	$6,558,532,956	$3,098,500,155	$1,267,968,753
Investments in Affiliated Mutual Funds	—	697,005,155	—	—	—	66,600,000
Short Term Investments	836,276,750	919,116,697	7,574,237	104,388,269	99,985,365	194,155,256
Class I (unlimited shares authorized):
Net Assets	$25,765,001,741	$6,325,813,650	$310,789,830	$5,599,839,116	$2,682,730,918	$1,192,581,397
Shares Outstanding	2,922,950,646	687,803,355	34,786,271	582,767,164	178,868,240	137,429,832
Net Asset Value, Offering and Redemption Price per Share	$8.81	$9.20	$8.93	$9.61	$15.00	$8.68
Class I2 (unlimited shares authorized):
Net Assets	$64,391,444	$13,355,840	$12,167,509	$8,241,117	$102,511	$17,652,747
Shares Outstanding	7,301,334	1,452,451	1,362,147	857,302	6,829	2,035,722
Net Asset Value, Offering and Redemption Price per Share	$8.82	$9.20	$8.93	$9.61	$15.01	$8.67
Class N (unlimited shares authorized):
Net Assets	$3,804,225,126	$140,572,913	$14,849,285	$674,333,307	$147,345,939	$71,722,865
Shares Outstanding	431,807,172	15,298,827	1,660,456	70,233,418	9,833,893	8,271,711
Net Asset Value, Offering and Redemption Price per Share	$8.81	$9.19	$8.94	$9.60	$14.98	$8.67
Class R6 (unlimited shares authorized):
Net Assets	$1,529,393,202	$371,571,663	$—	$212,368,472	$10,767,651	$165,573,649
Shares Outstanding	173,482,736	40,381,289	—	22,091,009	717,470	19,066,040
Net Asset Value, Offering and Redemption Price per Share	$8.82	$9.20	$—	$9.61	$15.01	$8.68

142	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities (Cont.)

	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Shiller Enhanced International CAPE®	DoubleLine Emerging Markets Local Currency Bond Fund
ASSETS:
Investments in Unaffiliated Securities, at Value*	$122,310,694	$50,174,442	$—	$230,167,477	$27,891,711	$445,039,585
Investments in Affiliated Mutual Funds, at Value*	—	—	—	—	639,113	—
Short Term Investments*	8,490,595	6,418,488	77,632,982	10,679,508	1,685,710	25,412,755
Cash	—	—	—	—	—	398,291
Foreign Currency, at Value*	—	—	—	3,445,013	—	1,184,026
Interest and Dividends Receivable	1,506,075	161,385	35,521	1,938,094	223,153	8,654,523
Receivable for Fund Shares Sold	99,902	2,254	59,268	—	37,241	4,922
Prepaid Expenses and Other Assets	38,636	30,186	67,216	31,270	31,331	35,623
Receivable for Investments Sold	38,500	—	—	1,991,863	95,506	9,836,588
Net Unrealized Appreciation on Forward Currency Exchange Contracts	—	—	—	25,337	—	—
Net Unrealized Appreciation on Swaps	—	—	7,890,644	—	3,537,476	—
Deposit at Broker for Futures	—	954,317	—	—	—	—
Due from Advisor (See Note 3)	—	22,789	—	—	19,266	—
Variation Margin Receivable	—	18,203	—	—	—	—
Total Assets	132,484,402	57,782,064	85,685,631	248,278,562	34,160,507	490,566,313
LIABILITIES:
Payable for Fund Shares Redeemed	229,059	58,753	56,714	28,120	30,676	88,568
Distribution Payable	112,114	154,472	—	1,957,979	10,116	5,073,679
Professional Fees Payable	48,412	48,398	48,012	47,750	50,071	48,021
Sub-Transfer Agent Expenses Payable	15,903	3,379	12,727	3,731	4,558	—
Administration, Fund Accounting and Custodian Fees Payable	14,450	8,894	6,905	27,327	20,969	36,381
Investment Advisory Fees Payable	9,495	—	26,898	106,289	—	385,283
Transfer Agent Expenses Payable	5,290	2,166	3,792	9,819	1,326	13,807
Trustees Fees Payable (See Note 8)	4,355	1,960	3,738	9,817	1,686	2,898
Accrued Expenses	3,024	1,933	4,008	395	6,525	24,917
Payable for Investments Purchased	—	2,283,785	—	—	656,507	—
Net Unrealized Depreciation on Forward Currency Exchange Contracts	—	—	—	—	572,135	—
Distribution Fees Payable	—	914	1,237	—	—	1,038
Total Liabilities	442,102	2,564,654	164,031	2,191,227	1,354,569	5,674,592
Commitments and Contingencies (See Note 2)
Net Assets	$132,042,300	$55,217,410	$85,521,600	$246,087,335	$32,805,938	$484,891,721
NET ASSETS CONSISTS OF:
Paid-in Capital	$145,911,805	$81,973,520	$71,320,708	$286,481,222	$43,395,210	$494,209,878
Total Distributable Earnings (Loss) (See Note 6)	(13,869,505)	(26,756,110)	14,200,892	(40,393,887)	(10,589,272)	(9,318,157)
Net Assets	$132,042,300	$55,217,410	$85,521,600	$246,087,335	$32,805,938	$484,891,721
*Identified Cost:
Investments in Unaffiliated Securities	$122,296,313	$52,674,805	$—	$237,442,023	$30,166,110	$453,020,965
Investments in Affiliated Mutual Funds	—	—	—	—	686,722	—
Short Term Investments	8,490,595	6,418,488	77,634,190	10,679,508	1,685,710	25,412,755
Foreign Currency	—	—	—	3,446,141	—	1,172,225
Class I (unlimited shares authorized):
Net Assets	$127,245,014	$50,785,372	$80,430,405	$245,903,149	$28,844,896	$481,080,313
Shares Outstanding	13,202,771	8,191,443	9,131,465	28,574,262	1,995,659	51,635,815
Net Asset Value, Offering and Redemption Price per Share	$9.64	$6.20	$8.81	$8.61	$14.45	$9.32
Class I2 (unlimited shares authorized):
Net Assets	$98,744	$97,113	$123,450	$97,698	$110,079	$196,853
Shares Outstanding	10,246	15,674	14,033	11,351	7,616	21,154
Net Asset Value, Offering and Redemption Price per Share	$9.64	$6.20	$8.80	$8.61	$14.45	$9.31
Class N (unlimited shares authorized):
Net Assets	$4,698,542	$4,334,925	$4,967,745	$86,488	$3,850,963	$3,614,555
Shares Outstanding	486,587	701,068	572,017	10,141	266,456	389,049
Net Asset Value, Offering and Redemption Price per Share	$9.66	$6.18	$8.68	$8.53	$14.45	$9.29

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	143

Statements of Operations	For the Year Ended March 31, 2026

	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund
INVESTMENT INCOME
Income:
Interest	$1,442,820,876	$289,753,066	$23,260,812	$299,750,022	$136,059,373	$70,348,937
Dividends from Unaffiliated Securities	40,921,147	8,673,342	220,711	6,766,276	4,519,670	2,766,638
Dividends from Affiliated Mutual Funds	—	23,207,315	—	—	—	2,252,428
Total Investment Income	1,483,742,023	321,633,723	23,481,523	306,516,298	140,579,043	75,368,003
Expenses:
Investment Advisory Fees	121,679,835	26,500,463	2,961,408	22,026,836	15,299,505	8,179,782
Sub-Transfer Agent Expenses - Class I	16,813,858	3,921,364	326,669	3,525,023	1,898,773	669,165
Sub-Transfer Agent Expenses - Class I2	13,957	2,802	4,712	1,348	181	396
Sub-Transfer Agent Expenses - Class N	2,659,232	113,431	18,065	454,794	115,475	47,692
Distribution Fees - Class N	9,870,286	439,752	51,012	1,761,289	494,013	192,745
Administration, Fund Accounting and Custodian Fees	3,753,179	1,031,369	92,089	853,244	529,857	485,349
Transfer Agent Expenses	2,857,470	630,739	37,879	609,295	321,391	134,550
Shareholder Reporting Expenses	879,375	122,325	25,410	202,352	166,222	97,748
Trustees Fees	675,511	147,880	8,475	144,245	77,287	30,119
Insurance Expenses	587,094	136,930	10,486	125,812	79,546	27,643
Professional Fees	518,142	228,087	152,717	183,931	184,519	154,820
Registration Fees	401,672	128,780	47,616	167,834	69,485	79,406
Miscellaneous Expenses	206,527	54,543	2,513	57,357	33,492	18,965
Interest Expense	—	—	5,799	—	—	—
Total Expenses	160,916,138	33,458,465	3,744,850	30,113,360	19,269,746	10,118,380
Less: Investment Advisory Fees (Waived)	—	(2,838,359)	—	—	—	(323,886)
Net Expenses	160,916,138	30,620,106	3,744,850	30,113,360	19,269,746	9,794,494
Net Investment Income (Loss)	1,322,825,886	291,013,617	19,736,673	276,402,938	121,309,297	65,573,509
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities	(42,817,608)	(33,474,765)	(3,944,800)	7,408,637	(7,314,768)	(3,666,179)
Investments in Affiliated Mutual Funds	—	(2,315,451)	—	—	—	—
Futures	21,319,480	3,094,648	—	—	—	—
Swaps	—	—	—	—	166,145,464	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities	319,010,566	51,200,322	2,517,501	(5,730,615)	34,821,748	4,703,192
Investments in Affiliated Mutual Funds	—	(1,788,680)	—	—	—	(27,225)
Short Term Investments	—	14,418	—	—	(21,617)	17,196
Futures	(251,900,195)	(44,323,717)	—	—	—	—
Swaps	—	—	—	—	(195,518,665)	—
Unfunded Loan Commitments	—	3,164	—	—	—	2,052
Net Realized and Unrealized Gain (Loss) on Investments	45,612,243	(27,590,061)	(1,427,299)	1,678,022	(1,887,838)	1,029,036
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,368,438,128	$263,423,556	$18,309,374	$278,080,960	$119,421,459	$66,602,545

144	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Statements of Operations (Cont.)

	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Shiller Enhanced International CAPE®	DoubleLine Emerging Markets Local Currency Bond Fund
INVESTMENT INCOME
Income:
Interest	$6,781,201	$2,907,092	$2,953,298	$7,939,989	$1,238,632	$16,475,516
Dividends from Unaffiliated Securities	72,939	135,556	222,699	213,115	82,257	543,740
Dividends from Affiliated Mutual Funds	—	—	—	—	39,794	—
Total Investment Income	6,854,140	3,042,648	3,175,997	8,153,104	1,360,683	17,019,256
Expenses:
Investment Advisory Fees	650,292	187,736	709,107	1,109,836	161,704	1,877,252
Professional Fees	115,699	110,407	142,032	113,812	125,007	114,580
Sub-Transfer Agent Expenses - Class I	104,305	17,246	64,792	13,948	24,954	6,594
Sub-Transfer Agent Expenses - Class I2	50	49	53	50	52	254
Sub-Transfer Agent Expenses - Class N	4,707	1,753	4,539	7	3,004	68
Registration Fees	47,972	40,272	38,607	44,275	42,957	41,856
Administration, Fund Accounting and Custodian Fees	47,957	36,102	28,546	97,074	69,004	108,393
Shareholder Reporting Expenses	17,097	9,483	13,749	—	13,740	5,051
Distribution Fees - Class N	14,041	12,278	12,952	240	8,631	4,677
Transfer Agent Expenses	12,234	5,335	6,545	16,254	2,257	21,316
Miscellaneous Expenses	7,403	9,423	10,263	10,290	8,636	—
Insurance Expenses	4,368	2,343	3,894	4,522	1,987	869
Trustees Fees	2,573	873	1,588	4,524	654	5,284
Interest Expense	2,188	5	26	—	—	—
Total Expenses	1,030,886	433,305	1,036,693	1,414,832	462,587	2,186,194
Less: Investment Advisory Fees (Waived)	—	—	—	—	(3,231)	—
Less: Other Fees (Reimbursed)/Recouped	(249,472)	(152,810)	(157,028)	(3)	(243,698)	72,133
Net Expenses	781,414	280,495	879,665	1,414,829	215,658	2,258,327
Net Investment Income (Loss)	6,072,726	2,762,153	2,296,333	6,738,275	1,145,025	14,760,929
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities	1,412,144	(770,681)	3,099	38,317	(21,534)	(1,643,551)
Foreign Currency	—	—	—	(307,530)	(8,502)	60,299
Forwards	—	—	—	503,614	1,937,673	—
Futures	—	(607,628)	—	—	—	—
Swaps	—	—	8,112,192	—	1,445,640	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities	(488,937)	84,310	—	746,025	325,860	(7,024,546)
Investments in Affiliated Mutual Funds	—	—	—	—	(1,442)	—
Short Term Investments	—	(203)	457	—	—	—
Foreign Currency	—	—	—	(3,479)	—	11,822
Forwards	—	—	—	135,446	(549,601)	—
Futures	—	(445,000)	—	—	—	—
Swaps	—	—	6,171,955	—	3,700,514	—
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	—	—	(22,983)	—	(113,599)
Net Realized and Unrealized Gain (Loss) on Investments	923,207	(1,739,202)	14,287,703	1,089,410	6,828,608	(8,709,575)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,995,933	$1,022,951	$16,584,035	$7,827,685	$7,973,633	$6,051,354

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	145

Statements of Changes in Net Assets

	DoubleLine Total Return Bond Fund		DoubleLine Core Fixed Income Fund
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025
OPERATIONS
Net Investment Income (Loss)	$1,322,825,885	$1,338,208,613	$291,013,617	$319,634,031
Net Realized Gain (Loss) on Investments	(21,498,128)	(493,843,774)	(32,695,568)	(189,547,139)
Net Change in Unrealized Appreciation (Depreciation) on Investments	67,110,371	1,026,856,023	5,105,507	246,722,862
Net Increase (Decrease) in Net Assets Resulting from Operations	1,368,438,128	1,871,220,862	263,423,556	376,809,754
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(1,203,718,029)	(1,240,978,469)	(291,632,401)	(313,150,541)
Class I2(a)	(670,255)	—	(135,403)	—
Class N	(180,791,854)	(183,090,313)	(7,904,979)	(9,959,470)
Class R6	(78,064,551)	(77,505,392)	(17,962,545)	(19,587,175)
Total Distributions to Shareholders	(1,463,244,689)	(1,501,574,174)	(317,635,328)	(342,697,186)
NET SHARE TRANSACTIONS
Class I	1,403,817,101	(1,366,160,813)	293,389,219	(296,144,228)
Class I2(a)	65,180,588	—	13,594,318	—
Class N	(163,411,188)	(343,344,324)	(48,730,672)	(46,377,521)
Class R6	(157,692,304)	414,370,894	(46,512,399)	96,915,162
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	1,147,894,197	(1,295,134,243)	211,740,466	(245,606,587)
Total Increase (Decrease) in Net Assets	$1,053,087,636	$(925,487,555)	$157,528,694	$(211,494,019)
NET ASSETS:
Beginning of Year	$30,109,923,877	$31,035,411,432	$6,693,785,372	$6,905,279,391
End of Year	$31,163,011,513	$30,109,923,877	$6,851,314,066	$6,693,785,372

(a)
The I2 share class commenced operations on October 31, 2025.
146	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Cont.)

	DoubleLine Emerging Markets Fixed Income Fund		DoubleLine Low Duration Bond Fund
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025
OPERATIONS
Net Investment Income (Loss)	$19,736,673	$24,720,406	$276,402,938	$287,821,333
Net Realized Gain (Loss) on Investments	(3,944,800)	(20,281,721)	7,408,637	(12,489,362)
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,517,501	26,662,440	(5,730,615)	40,090,581
Net Increase (Decrease) in Net Assets Resulting from Operations	18,309,374	31,101,125	278,080,960	315,422,552
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(20,221,277)	(24,528,159)	(248,776,884)	(249,730,024)
Class I2(a)	(240,122)	—	(57,022)	—
Class N	(1,056,458)	(1,343,318)	(30,382,228)	(34,280,500)
Class R6	—	—	(6,852,130)	(6,272,556)
Total Distributions to Shareholders	(21,517,857)	(25,871,477)	(286,068,264)	(290,283,080)
NET SHARE TRANSACTIONS
Class I	(85,892,288)	(66,796,242)	294,512,254	501,878,066
Class I2(a)	12,466,658	—	8,290,743	—
Class N	(6,466,271)	(1,662,457)	(40,033,497)	(28,060,526)
Class R6	—	—	92,400,060	(7,556,176)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(79,891,901)	(68,458,699)	355,169,560	466,261,364
Total Increase (Decrease) in Net Assets	$(83,100,384)	$(63,229,051)	$347,182,256	$491,400,836
NET ASSETS:
Beginning of Year	$420,907,008	$484,136,059	$6,147,599,756	$5,656,198,920
End of Year	$337,806,624	$420,907,008	$6,494,782,012	$6,147,599,756

(a)
The I2 share class commenced operations on October 31, 2025.
The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	147

	DoubleLine Shiller Enhanced CAPE®		DoubleLine Flexible Income Fund
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025
OPERATIONS
Net Investment Income (Loss)	$121,309,297	$189,331,638	$65,573,509	$62,713,454
Net Realized Gain (Loss) on Investments	158,830,696	447,069,901	(3,666,180)	(15,096,936)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(160,718,534)	(307,483,461)	4,695,216	30,354,769
Net Increase (Decrease) in Net Assets Resulting from Operations	119,421,459	328,918,078	66,602,545	77,971,287
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(156,343,854)	(184,157,907)	(60,812,619)	(54,331,461)
Class I2(a)	(8,381)	—	(91,242)	—
Class N	(9,178,645)	(11,884,563)	(4,079,691)	(4,355,093)
Class R6	(848,789)	(1,110,843)	(9,107,429)	(5,923,709)
Total Distributions to Shareholders	(166,379,669)	(197,153,313)	(74,090,981)	(64,610,263)
NET SHARE TRANSACTIONS
Class I	(739,729,590)	(559,635,958)	214,487,053	170,212,718
Class I2(a)	84,432	—	17,722,304	—
Class N	(76,372,255)	(64,974,782)	(19,992,666)	21,256,315
Class R6	(16,433,135)	7,900,012	20,944,322	64,663,633
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(832,450,548)	(616,710,728)	233,161,013	256,132,666
Total Increase (Decrease) in Net Assets	$(879,408,758)	$(484,945,963)	$225,672,577	$269,493,690
NET ASSETS:
Beginning of Year	$3,720,355,777	$4,205,301,740	$1,221,858,081	$952,364,391
End of Year	$2,840,947,019	$3,720,355,777	$1,447,530,658	$1,221,858,081

(a)
The I2 share class commenced operations on October 31, 2025.
148	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Cont.)

	DoubleLine Low Duration Emerging Markets Fixed Income Fund		DoubleLine Long Duration Total Return Bond Fund
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025
OPERATIONS
Net Investment Income (Loss)	$6,072,726	$7,104,738	$2,762,153	$2,849,449
Net Realized Gain (Loss) on Investments	1,412,144	385,384	(1,378,309)	(4,391,879)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(488,937)	2,939,014	(360,893)	2,089,233
Net Increase (Decrease) in Net Assets Resulting from Operations	6,995,933	10,429,136	1,022,951	546,803
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(6,656,790)	(6,696,344)	(2,535,188)	(2,390,470)
Class I2(a)	(2,218)	—	(2,137)	—
Class N	(283,851)	(209,240)	(238,915)	(468,303)
Total Distributions to Shareholders	(6,942,859)	(6,905,584)	(2,776,240)	(2,858,773)
NET SHARE TRANSACTIONS
Class I	(8,818,828)	(20,631,691)	3,907,657	2,375,689
Class I2(a)	100,000	—	100,000	—
Class N	(1,076,710)	984,589	(1,817,176)	(5,203,898)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(9,795,538)	(19,647,102)	2,190,481	(2,828,209)
Total Increase (Decrease) in Net Assets	$(9,742,464)	$(16,123,550)	$437,192	$(5,140,179)
NET ASSETS:
Beginning of Year	$141,784,764	$157,908,314	$54,780,218	$59,920,397
End of Year	$132,042,300	$141,784,764	$55,217,410	$54,780,218

(a)
The I2 share class commenced operations on October 31, 2025.
The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	149

	DoubleLine Strategic Commodity Fund (Consolidated)		DoubleLine Global Bond Fund
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025
OPERATIONS
Net Investment Income (Loss)	$2,296,332	$5,021,669	$6,738,275	$4,199,968
Net Realized Gain (Loss) on Investments	8,115,291	(10,533,227)	234,401	(3,726,886)
Net Change in Unrealized Appreciation (Depreciation) on Investments	6,172,412	(3,370,359)	855,009	2,136,530
Net Increase (Decrease) in Net Assets Resulting from Operations	16,584,035	(8,881,917)	7,827,685	2,609,612
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(1,868,049)	(2,715,101)	(7,484,398)	(1,622,642)
Class I2(a)	(3,070)	—	(1,573)	—
Class N	(128,020)	(287,366)	(2,824)	(1,178)
Total Distributions to Shareholders	(1,999,139)	(3,002,467)	(7,488,795)	(1,623,820)
NET SHARE TRANSACTIONS
Class I	(41,733,048)	(16,653,423)	96,954,637	3,619,089
Class I2(a)	103,000	—	100,000	—
Class N	(3,218,644)	(4,825,192)	(17,928)	(54,253)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(44,848,692)	(21,478,615)	97,036,709	3,564,836
Total Increase (Decrease) in Net Assets	$(30,263,796)	$(33,362,999)	$97,375,599	$4,550,628
NET ASSETS:
Beginning of Year	$115,785,396	$149,148,395	$148,711,736	$144,161,108
End of Year	$85,521,600	$115,785,396	$246,087,335	$148,711,736

(a)
The I2 share class commenced operations on October 31, 2025.
150	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (Cont.)

	DoubleLine Shiller Enhanced International CAPE®		DoubleLine Emerging Markets Local Currency Bond Fund
	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025
OPERATIONS
Net Investment Income (Loss)	$1,145,025	$2,027,303	$14,760,929	$712,227
Net Realized Gain (Loss) on Investments	3,353,277	1,823,911	(1,583,252)	(497,582)
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,475,331	(3,254,397)	(7,126,323)	26,070
Net Increase (Decrease) in Net Assets Resulting from Operations	7,973,633	596,817	6,051,354	240,715
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings
Class I	(1,358,269)	(1,861,195)	(13,831,550)	(316,947)
Class I2(a)	(1,973)	—	(4,832)	—
Class N	(154,497)	(268,021)	(112,307)	(19,252)
Total Distributions to Shareholders	(1,514,739)	(2,129,216)	(13,948,689)	(336,199)
NET SHARE TRANSACTIONS
Class I	(2,006,358)	(10,613,654)	476,916,618	266,523
Class I2(a)	100,000	—	297,777	—
Class N	(91,167)	(5,620,936)	3,222,468	(453,945)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(1,997,525)	(16,234,590)	480,436,863	(187,422)
Total Increase (Decrease) in Net Assets	$4,461,369	$(17,766,989)	$472,539,528	$(282,906)
NET ASSETS:
Beginning of Year	$28,344,569	$46,111,558	$12,352,193	$12,635,099
End of Year	$32,805,938	$28,344,569	$484,891,721	$12,352,193

(a)
The I2 share class commenced operations on October 31, 2025.
The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	151

Financial Highlights
		Income (Loss) from Investment Operations:			Less Distributions:							Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Distribution in Excess	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000's)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)	Portfolio Turnover(b)
DoubleLine Total Return Bond Fund - Class I
3/31/2026	$8.84	0.39	0.01	0.40	(0.43)	—	—	(0.43)	$8.81	4.59%	$25,765,002	0.50%	0.50%	0.50%	4.38%	26%
3/31/2025	$8.72	0.39	0.17	0.56	(0.44)	—	—	(0.44)	$8.84	6.58%	$24,445,547	0.50%	0.50%	0.50%	4.45%	33%
3/31/2024	$8.97	0.36	(0.21)	0.15	(0.40)	—	—	(0.40)	$8.72	1.75%	$25,498,119	0.50%	0.50%	0.50%	4.19%	36%
3/31/2023	$9.82	0.30	(0.80)	(0.50)	(0.35)	—	—	(0.35)	$8.97	(5.08)%	$27,489,784	0.49%	0.49%	0.49%	3.28%	37%
3/31/2022	$10.46	0.29	(0.60)	(0.31)	(0.33)	—	—	(0.33)	$9.82	(3.14)%	$37,399,379	0.48%	0.48%	0.48%	2.75%	89%
DoubleLine Total Return Bond Fund - Class I2
3/31/2026(d)	$8.93	0.16	(0.10)	0.06	(0.17)	—	—	(0.17)	$8.82	0.71%	$64,391	0.54%	0.54%	0.54%	4.27%	26%
DoubleLine Total Return Bond Fund - Class N
3/31/2026	$8.83	0.37	0.02	0.39	(0.41)	—	—	(0.41)	$8.81	4.45%	$3,804,225	0.75%	0.75%	0.75%	4.13%	26%
3/31/2025	$8.72	0.37	0.16	0.53	(0.42)	—	—	(0.42)	$8.83	6.19%	$3,974,646	0.75%	0.75%	0.75%	4.20%	33%
3/31/2024	$8.97	0.34	(0.21)	0.13	(0.38)	—	—	(0.38)	$8.72	1.50%	$4,269,591	0.75%	0.75%	0.75%	3.94%	36%
3/31/2023	$9.82	0.28	(0.80)	(0.52)	(0.33)	—	—	(0.33)	$8.97	(5.32)%	$5,109,737	0.74%	0.74%	0.74%	3.08%	37%
3/31/2022	$10.46	0.26	(0.60)	(0.34)	(0.30)	—	—	(0.30)	$9.82	(3.38)%	$4,972,381	0.73%	0.73%	0.73%	2.50%	89%
DoubleLine Total Return Bond Fund - Class R6
3/31/2026	$8.84	0.40	0.02	0.42	(0.44)	—	—	(0.44)	$8.82	4.78%	$1,529,393	0.43%	0.43%	0.43%	4.45%	26%
3/31/2025	$8.73	0.39	0.17	0.56	(0.45)	—	—	(0.45)	$8.84	6.53%	$1,689,731	0.43%	0.43%	0.43%	4.49%	33%
3/31/2024	$8.98	0.37	(0.22)	0.15	(0.40)	—	—	(0.40)	$8.73	1.81%	$1,267,701	0.44%	0.44%	0.44%	4.27%	36%
3/31/2023	$9.83	0.31	(0.81)	(0.50)	(0.35)	—	—	(0.35)	$8.98	(5.02)%	$1,218,779	0.44%	0.44%	0.44%	3.35%	37%
3/31/2022	$10.46	0.29	(0.59)	(0.30)	(0.33)	—	—	(0.33)	$9.83	(2.99)%	$1,711,466	0.43%	0.43%	0.43%	2.81%	89%
DoubleLine Core Fixed Income Fund - Class I
3/31/2026	$9.26	0.41	(0.02)	0.39	(0.45)	—	—	(0.45)	$9.20	4.23%	$6,325,813	0.50%	0.46%	0.46%	4.40%	43%
3/31/2025	$9.20	0.44	0.09	0.53	(0.47)	—	—	(0.47)	$9.26	5.96%	$6,081,690	0.49%	0.46%	0.46%	4.78%	64%
3/31/2024	$9.41	0.42	(0.19)	0.23	(0.44)	—	—	(0.44)	$9.20	2.60%	$6,346,593	0.47%	0.44%	0.44%	4.59%	119%
3/31/2023	$10.33	0.36	(0.88)	(0.52)	(0.40)	—	—	(0.40)	$9.41	(5.03)%	$6,889,213	0.47%	0.44%	0.44%	3.75%	119%
3/31/2022	$11.01	0.28	(0.62)	(0.34)	(0.31)	(0.03)	—	(0.34)	$10.33	(3.19)%	$9,843,189	0.46%	0.42%	0.42%	2.55%	177%
DoubleLine Core Fixed Income Fund - Class I2
3/31/2026(d)	$9.36	0.16	(0.14)	0.02	(0.18)	—	—	(0.18)	$9.20	0.21%	$13,356	0.55%	0.50%	0.50%	4.09%	43%
DoubleLine Core Fixed Income Fund - Class N
3/31/2026	$9.26	0.39	(0.04)	0.35	(0.42)	—	—	(0.42)	$9.19	3.85%	$140,573	0.75%	0.71%	0.71%	4.15%	43%
3/31/2025	$9.20	0.42	0.09	0.51	(0.45)	—	—	(0.45)	$9.26	5.69%	$190,043	0.74%	0.71%	0.71%	4.53%	64%
3/31/2024	$9.40	0.40	(0.18)	0.22	(0.42)	—	—	(0.42)	$9.20	2.46%	$235,339	0.72%	0.69%	0.69%	4.34%	119%
3/31/2023	$10.32	0.33	(0.88)	(0.55)	(0.37)	—	—	(0.37)	$9.40	(5.27)%	$274,332	0.72%	0.69%	0.69%	3.48%	119%
3/31/2022	$11.00	0.25	(0.61)	(0.36)	(0.29)	(0.03)	—	(0.32)	$10.32	(3.43)%	$443,006	0.71%	0.67%	0.67%	2.30%	177%
DoubleLine Core Fixed Income Fund - Class R6
3/31/2026	$9.27	0.42	(0.04)	0.38	(0.45)	—	—	(0.45)	$9.20	4.18%	$371,572	0.44%	0.39%	0.39%	4.46%	43%
3/31/2025	$9.21	0.45	0.09	0.54	(0.48)	—	—	(0.48)	$9.27	6.01%	$422,053	0.44%	0.41%	0.41%	4.83%	64%
3/31/2024	$9.41	0.43	(0.19)	0.24	(0.44)	—	—	(0.44)	$9.21	2.74%	$323,347	0.44%	0.41%	0.41%	4.70%	119%
3/31/2023	$10.33	0.37	(0.89)	(0.52)	(0.40)	—	—	(0.40)	$9.41	(5.00)%	$118,663	0.44%	0.41%	0.41%	3.88%	119%
3/31/2022	$11.01	0.28	(0.61)	(0.33)	(0.32)	(0.03)	—	(0.35)	$10.33	(3.16)%	$93,509	0.44%	0.39%	0.39%	2.58%	177%
DoubleLine Emerging Markets Fixed Income Fund - Class I
3/31/2026	$9.02	0.46	(0.05)	0.41	(0.50)	—	—	(0.50)	$8.93	4.63%	$310,790	0.93%	0.93%	0.93%	5.01%	46%
3/31/2025	$8.91	0.50	0.13	0.63	(0.52)	—	—	(0.52)	$9.02	7.29%	$399,454	0.93%	0.93%	0.93%	5.53%	47%
3/31/2024	$8.46	0.48	0.47	0.95	(0.50)	—	—	(0.50)	$8.91	11.65%	$461,232	0.92%	0.92%	0.92%	5.62%	49%
3/31/2023	$9.71	0.42	(1.22)	(0.80)	(0.45)	—	—	(0.45)	$8.46	(8.22)%	$492,903	0.90%	0.90%	0.90%	4.80%	34%
3/31/2022	$10.55	0.39	(0.84)	(0.45)	(0.39)	—	—	(0.39)	$9.71	(4.46)%	$721,060	0.87%	0.87%	0.87%	3.76%	51%
DoubleLine Emerging Markets Fixed Income Fund - Class I2
3/31/2026(d)	$9.18	0.17	(0.23)	(0.06)	(0.19)	—	—	(0.19)	$8.93	(0.65)%	$12,168	0.97%	0.97%	0.97%	4.59%	46%
DoubleLine Emerging Markets Fixed Income Fund - Class N
3/31/2026	$9.02	0.43	(0.03)	0.40	(0.48)	—	—	(0.48)	$8.94	4.47%	$14,849	1.19%	1.19%	1.19%	4.77%	46%
3/31/2025	$8.92	0.47	0.13	0.60	(0.50)	—	—	(0.50)	$9.02	6.90%	$21,453	1.18%	1.18%	1.18%	5.27%	47%
3/31/2024	$8.46	0.46	0.48	0.94	(0.48)	—	—	(0.48)	$8.92	11.49%	$22,904	1.17%	1.17%	1.17%	5.37%	49%
3/31/2023	$9.71	0.40	(1.23)	(0.83)	(0.42)	—	—	(0.42)	$8.46	(8.45)%	$27,671	1.15%	1.15%	1.15%	4.56%	34%
3/31/2022	$10.55	0.37	(0.85)	(0.48)	(0.36)	—	—	(0.36)	$9.71	(4.70)%	$38,728	1.12%	1.12%	1.12%	3.51%	51%

152	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Financial Highlights (Cont.)
		Income (Loss) from Investment Operations:			Less Distributions:							Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Distribution in Excess	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000's)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)	Portfolio Turnover(b)
DoubleLine Low Duration Bond Fund - Class I
3/31/2026	$9.62	0.43	—(f)	0.43	(0.44)	—	—	(0.44)	$9.61	4.57%	$5,599,840	0.45%	0.45%	0.45%	4.42%	54%
3/31/2025	$9.58	0.48	0.04	0.52	(0.48)	—	—	(0.48)	$9.62	5.58%	$5,311,889	0.44%	0.44%	0.44%	4.97%	93%
3/31/2024	$9.46	0.45	0.12	0.57	(0.45)	—	—	(0.45)	$9.58	6.16%	$4,788,703	0.43%	0.43%	0.43%	4.71%	76%
3/31/2023	$9.67	0.28	(0.19)	0.09	(0.30)	—	—	(0.30)	$9.46	0.94%	$5,256,310	0.43%	0.43%	0.43%	2.98%	72%
3/31/2022	$9.97	0.15	(0.29)	(0.14)	(0.16)	—	—	(0.16)	$9.67	(1.42)%	$6,224,937	0.41%	0.41%	0.41%	1.55%	80%
DoubleLine Low Duration Bond Fund - Class I2
3/31/2026(d)	$9.67	0.17	(0.05)	0.12	(0.18)	—	—	(0.18)	$9.61	1.21%	$8,241	0.50%	0.50%	0.50%	4.21%	54%
DoubleLine Low Duration Bond Fund - Class N
3/31/2026	$9.61	0.40	0.01	0.41	(0.42)	—	—	(0.42)	$9.60	4.31%	$674,333	0.70%	0.70%	0.70%	4.17%	54%
3/31/2025	$9.57	0.45	0.05	0.50	(0.46)	—	—	(0.46)	$9.61	5.32%	$714,788	0.69%	0.69%	0.69%	4.73%	93%
3/31/2024	$9.45	0.42	0.12	0.54	(0.42)	—	—	(0.42)	$9.57	5.90%	$739,660	0.68%	0.68%	0.68%	4.46%	76%
3/31/2023	$9.67	0.26	(0.21)	0.05	(0.27)	—	—	(0.27)	$9.45	0.58%	$846,389	0.67%	0.67%	0.67%	2.73%	72%
3/31/2022	$9.96	0.13	(0.28)	(0.15)	(0.14)	—	—	(0.14)	$9.67	(1.57)%	$1,043,811	0.66%	0.66%	0.66%	1.30%	80%
DoubleLine Low Duration Bond Fund - Class R6
3/31/2026	$9.62	0.43	0.01	0.44	(0.45)	—	—	(0.45)	$9.61	4.64%	$212,368	0.39%	0.39%	0.39%	4.49%	54%
3/31/2025	$9.58	0.48	0.05	0.53	(0.49)	—	—	(0.49)	$9.62	5.64%	$120,923	0.38%	0.38%	0.38%	5.03%	93%
3/31/2024	$9.46	0.46	0.11	0.57	(0.45)	—	—	(0.45)	$9.58	6.20%	$127,836	0.39%	0.39%	0.39%	4.83%	76%
3/31/2023	$9.67	0.30	(0.21)	0.09	(0.30)	—	—	(0.30)	$9.46	0.97%	$54,035	0.39%	0.39%	0.39%	3.13%	72%
3/31/2022	$9.97	0.15	(0.29)	(0.14)	(0.16)	—	—	(0.16)	$9.67	(1.39)%	$41,366	0.39%	0.39%	0.39%	1.53%	80%
DoubleLine Shiller Enhanced CAPE® - Class I
3/31/2026	$15.37	0.57	(0.16)	0.41	(0.78)	—	—	(0.78)	$15.00	2.53%	$2,682,731	0.55%	0.55%	0.55%	3.58%	48%
3/31/2025	$14.86	0.73	0.54	1.27	(0.76)	—	—	(0.76)	$15.37	8.76%	$3,468,688	0.55%	0.55%	0.55%	4.81%	85%
3/31/2024	$12.66	0.64	2.23	2.87	(0.67)	—	—	(0.67)	$14.86	23.36%	$3,905,582	0.54%	0.54%	0.54%	4.75%	75%
3/31/2023	$16.79	0.49	(2.60)	(2.11)	(0.54)	(1.48)	—	(2.02)	$12.66	(12.06)%	$3,988,448	0.55%	0.55%	0.55%	3.48%	77%
3/31/2022	$19.62	0.26	2.00	2.26	(0.30)	(4.79)	—	(5.09)	$16.79	10.96%	$7,828,188	0.54%	0.53%	0.53%	1.29%	110%
DoubleLine Shiller Enhanced CAPE® - Class I2
3/31/2026(d)	$15.61	0.09	(0.38)	(0.29)	(0.31)	—	—	(0.31)	$15.01	(1.98)%	$102	0.61%	0.61%	0.61%	1.38%	48%
DoubleLine Shiller Enhanced CAPE® - Class N
3/31/2026	$15.35	0.53	(0.16)	0.37	(0.74)	—	—	(0.74)	$14.98	2.27%	$147,346	0.80%	0.80%	0.80%	3.35%	48%
3/31/2025	$14.85	0.69	0.53	1.22	(0.72)	—	—	(0.72)	$15.35	8.42%	$224,750	0.80%	0.80%	0.80%	4.56%	85%
3/31/2024	$12.65	0.60	2.24	2.84	(0.64)	—	—	(0.64)	$14.85	23.07%	$281,125	0.79%	0.79%	0.79%	4.50%	75%
3/31/2023	$16.78	0.46	(2.61)	(2.15)	(0.50)	(1.48)	—	(1.98)	$12.65	(12.29)%	$312,867	0.80%	0.80%	0.80%	3.26%	77%
3/31/2022	$19.61	0.21	1.99	2.20	(0.24)	(4.79)	—	(5.03)	$16.78	10.69%	$566,561	0.79%	0.78%	0.78%	1.03%	110%
DoubleLine Shiller Enhanced CAPE® - Class R6
3/31/2026	$15.38	0.60	(0.18)	0.42	(0.79)	—	—	(0.79)	$15.01	2.59%	$10,768	0.49%	0.49%	0.49%	3.80%	48%
3/31/2025	$14.87	0.74	0.54	1.28	(0.77)	—	—	(0.77)	$15.38	8.81%	$26,918	0.49%	0.49%	0.49%	4.87%	85%
3/31/2024	$12.67	0.65	2.23	2.88	(0.68)	—	—	(0.68)	$14.87	23.41%	$18,595	0.48%	0.48%	0.48%	4.82%	75%
3/31/2023	$16.80	0.50	(2.60)	(2.10)	(0.55)	(1.48)	—	(2.03)	$12.67	(12.00)%	$8,103	0.50%	0.50%	0.50%	3.58%	77%
3/31/2022	$19.62	0.27	2.01	2.28	(0.31)	(4.79)	—	(5.10)	$16.80	11.07%	$15,398	0.49%	0.49%	0.49%	1.35%	110%
DoubleLine Flexible Income Fund - Class I
3/31/2026	$8.72	0.44	0.01	0.45	(0.49)	—	—	(0.49)	$8.68	5.28%	$1,192,581	0.76%	0.74%	0.74%	4.98%	50%
3/31/2025	$8.60	0.51	0.13	0.64	(0.52)	—	—	(0.52)	$8.72	7.62%	$984,429	0.75%	0.75%	0.75%	5.81%	40%
3/31/2024	$8.42	0.50	0.21	0.71	(0.53)	—	—	(0.53)	$8.60	8.69%	$802,933	0.74%	0.74%	0.74%	5.97%	32%
3/31/2023	$9.21	0.41	(0.78)	(0.37)	(0.42)	—	—	(0.42)	$8.42	(3.99)%	$726,230	0.74%	0.74%	0.74%	4.74%	13%
3/31/2022	$9.65	0.35	(0.43)	(0.08)	(0.36)	—	—	(0.36)	$9.21	(0.91)%	$971,543	0.73%	0.71%	0.71%	3.65%	41%
DoubleLine Flexible Income Fund - Class I2
3/31/2026(d)	$8.77	0.28	(0.18)	0.10	(0.20)	—	—	(0.20)	$8.67	1.13%	$17,653	0.82%	0.79%	0.79%	7.04%	50%
DoubleLine Flexible Income Fund - Class N
3/31/2026	$8.71	0.42	0.01	0.43	(0.47)	—	—	(0.47)	$8.67	5.01%	$71,723	1.01%	0.99%	0.99%	4.75%	50%
3/31/2025	$8.60	0.48	0.13	0.61	(0.50)	—	—	(0.50)	$8.71	7.24%	$92,011	1.00%	1.00%	1.00%	5.57%	40%
3/31/2024	$8.42	0.48	0.20	0.68	(0.50)	—	—	(0.50)	$8.60	8.42%	$69,796	0.99%	0.99%	0.99%	5.70%	32%
3/31/2023	$9.20	0.39	(0.77)	(0.38)	(0.40)	—	—	(0.40)	$8.42	(4.13)%	$95,069	0.99%	0.99%	0.99%	4.47%	13%
3/31/2022	$9.65	0.33	(0.44)	(0.11)	(0.34)	—	—	(0.34)	$9.20	(1.26)%	$142,205	0.98%	0.96%	0.96%	3.39%	41%

The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	153

		Income (Loss) from Investment Operations:			Less Distributions:							Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Distribution in Excess	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000's)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)	Portfolio Turnover(b)
DoubleLine Flexible Income Fund - Class R6
3/31/2026	$8.72	0.44	0.02	0.46	(0.50)	—	—	(0.50)	$8.68	5.34%	$165,574	0.70%	0.67%	0.67%	5.03%	50%
3/31/2025	$8.61	0.51	0.12	0.63	(0.52)	—	—	(0.52)	$8.72	7.56%	$145,418	0.69%	0.69%	0.69%	5.87%	40%
3/31/2024	$8.43	0.51	0.20	0.71	(0.53)	—	—	(0.53)	$8.61	8.73%	$79,635	0.70%	0.70%	0.70%	5.98%	32%
3/31/2023	$9.21	0.42	(0.78)	(0.36)	(0.42)	—	—	(0.42)	$8.43	(3.84)%	$125,350	0.70%	0.70%	0.70%	4.86%	13%
3/31/2022	$9.66	0.34	(0.43)	(0.09)	(0.36)	—	—	(0.36)	$9.21	(0.98)%	$112,378	0.70%	0.68%	0.68%	3.55%	41%
DoubleLine Low Duration Emerging Markets Fixed Income Fund - Class I
3/31/2026	$9.64	0.45	0.07	0.52	(0.52)	—	—	(0.52)	$9.64	5.52%	$127,245	0.78%	0.78%	0.59%	4.68%	58%
3/31/2025	$9.41	0.45	0.22	0.67	(0.44)	—	—	(0.44)	$9.64	7.31%	$136,028	0.73%	0.73%	0.59%	4.74%	53%
3/31/2024	$9.05	0.37	0.36	0.73	(0.37)	—	—	(0.37)	$9.41	8.23%	$153,250	0.74%	0.74%	0.59%	4.04%	29%
3/31/2023	$9.40	0.26	(0.35)	(0.09)	(0.26)	—	—	(0.26)	$9.05	(0.90)%	$182,023	0.69%	0.69%	0.59%	2.81%	37%
3/31/2022	$9.90	0.16	(0.45)	(0.29)	(0.17)	(0.04)	—	(0.21)	$9.40	(3.00)%	$238,613	0.68%	0.68%	0.59%	1.67%	39%
DoubleLine Low Duration Emerging Markets Fixed Income Fund - Class I2
3/31/2026(d)	$9.76	0.18	(0.08)	0.10	(0.22)	—	—	(0.22)	$9.64	0.99%	$99	0.85%	0.85%	0.66%	4.46%	58%
DoubleLine Low Duration Emerging Markets Fixed Income Fund - Class N
3/31/2026	$9.66	0.43	0.07	0.50	(0.50)	—	—	(0.50)	$9.66	5.24%	$4,698	1.03%	1.03%	0.84%	4.43%	58%
3/31/2025	$9.43	0.43	0.22	0.65	(0.42)	—	—	(0.42)	$9.66	7.03%	$5,757	0.98%	0.98%	0.84%	4.51%	53%
3/31/2024	$9.06	0.35	0.37	0.72	(0.35)	—	—	(0.35)	$9.43	8.07%	$4,658	0.99%	0.99%	0.84%	3.82%	29%
3/31/2023	$9.41	0.23	(0.34)	(0.11)	(0.24)	—	—	(0.24)	$9.06	(1.18)%	$5,337	0.93%	0.93%	0.84%	2.51%	37%
3/31/2022	$9.91	0.14	(0.46)	(0.32)	(0.14)	(0.04)	—	(0.18)	$9.41	(3.24)%	$22,501	0.93%	0.93%	0.84%	1.42%	39%
DoubleLine Long Duration Total Return Bond Fund - Class I
3/31/2026	$6.40	0.33	(0.20)	0.13	(0.33)	—	—	(0.33)	$6.20	2.02%	$50,785	0.78%	0.78%	0.50%	5.17%	74%(e)
3/31/2025	$6.58	0.31	(0.18)	0.13	(0.31)	—	—	(0.31)	$6.40	2.05%	$48,458	0.77%	0.77%	0.50%	4.73%	86%(e)
3/31/2024	$7.15	0.26	(0.58)	(0.32)	(0.25)	—	—	(0.25)	$6.58	(4.39)%	$47,884	0.62%	0.62%	0.50%	3.88%	146%
3/31/2023	$8.84	0.22	(1.69)	(1.47)	(0.22)	—	—	(0.22)	$7.15	(16.66)%	$48,859	0.59%	0.59%	0.50%	2.97%	227%
3/31/2022	$9.37	0.28	(0.53)	(0.25)	(0.28)	—	—	(0.28)	$8.84	(2.89)%	$54,898	0.54%	0.54%	0.50%	2.87%	95%
DoubleLine Long Duration Total Return Bond Fund - Class I2
3/31/2026(d)	$6.38	0.14	(0.18)	(0.04)	(0.14)	—	—	(0.14)	$6.20	(0.71)%	$97	0.92%	0.92%	0.57%	5.17%	74%
DoubleLine Long Duration Total Return Bond Fund - Class N
3/31/2026	$6.39	0.31	(0.21)	0.10	(0.31)	—	—	(0.31)	$6.18	1.61%	$4,335	1.03%	1.03%	0.75%	4.92%	74%
3/31/2025	$6.56	0.29	(0.17)	0.12	(0.29)	—	—	(0.29)	$6.39	1.94%	$6,322	1.01%	1.01%	0.75%	4.47%	86%(e)
3/31/2024	$7.13	0.26	(0.59)	(0.33)	(0.24)	—	—	(0.24)	$6.56	(4.63)%	$12,036	0.92%	0.92%	0.75%	4.07%	146%
3/31/2023	$8.81	0.21	(1.69)	(1.48)	(0.20)	—	—	(0.20)	$7.13	(16.83)%	$1,693	0.83%	0.83%	0.75%	2.73%	227%
3/31/2022	$9.37	0.25	(0.56)	(0.31)	(0.25)	—	—	(0.25)	$8.81	(3.48)%	$5,364	0.77%	0.77%	0.75%	2.59%	95%
DoubleLine Strategic Commodity Fund - Class I (Consolidated)
3/31/2026	$7.14	0.21	1.68	1.89	(0.22)	—	—	(0.22)	$8.81	27.14%	$80,430	1.30%	1.30%	1.10%	2.93%	0%
3/31/2025	$7.79	0.29	(0.74)	(0.45)	(0.20)	—	—	(0.20)	$7.14	(5.70)%	$108,563	1.17%	1.17%	1.10%	3.88%	0%
3/31/2024	$7.54	0.31	0.18	0.49	(0.24)	—	—	(0.24)	$7.79	6.72%	$136,093	1.08%	1.08%	1.07%	4.05%	0%
3/31/2023	$12.56	0.07	(1.47)	(1.40)	(3.62)	—	—	(3.62)	$7.54	(11.83)%	$158,615	1.02%	1.02%	1.02%	0.64%	0%
3/31/2022	$9.61	(0.11)	4.41	4.30	(1.35)	—	—	(1.35)	$12.56	48.24%	$223,799	1.04%	1.04%	1.10%	(0.97)%	0%
DoubleLine Strategic Commodity Fund - Class I2 (Consolidated)
3/31/2026(d)	$7.34	0.13	1.56	1.69	(0.23)	—	—	(0.23)	$8.80	23.64%	$123	1.35%	1.35%	1.17%	3.94%	0%
DoubleLine Strategic Commodity Fund - Class N (Consolidated)
3/31/2026	$7.04	0.19	1.65	1.84	(0.20)	—	—	(0.20)	$8.68	26.68%	$4,968	1.55%	1.55%	1.35%	2.68%	0%
3/31/2025	$7.68	0.26	(0.72)	(0.46)	(0.18)	—	—	(0.18)	$7.04	(5.89)%	$7,222	1.42%	1.42%	1.35%	3.62%	0%
3/31/2024	$7.43	0.28	0.19	0.47	(0.22)	—	—	(0.22)	$7.68	6.50%	$13,055	1.33%	1.33%	1.32%	3.81%	0%
3/31/2023	$12.42	0.04	(1.44)	(1.40)	(3.59)	—	—	(3.59)	$7.43	(12.02)%	$16,743	1.27%	1.27%	1.27%	0.40%	0%
3/31/2022	$9.52	(0.13)	4.35	4.22	(1.32)	—	—	(1.32)	$12.42	47.78%	$23,906	1.29%	1.29%	1.35%	(1.22)%	0%
DoubleLine Global Bond Fund - Class I
3/31/2026	$8.44	0.27	0.19	0.46	(0.29)	—	—	(0.29)	$8.61	5.45%	$245,903	0.64%	0.64%	0.64%	3.04%	45%
3/31/2025	$8.39	0.24	(0.10)	0.14	(0.09)	—	—	(0.09)	$8.44	1.71%	$148,610	0.63%	0.63%	0.63%	2.90%	89%
3/31/2024	$8.46	0.22	(0.29)	(0.07)	—	—	—	—	$8.39	(0.83)%	$144,005	0.59%	0.59%	0.60%	2.61%	49%
3/31/2023	$9.26	0.11	(0.91)	(0.80)	—	—	—	—	$8.46	(8.64)%	$144,457	0.66%	0.66%	0.65%	1.26%	112%
3/31/2022	$10.21	0.04	(0.88)	(0.84)	(0.03)	(0.08)	—(f)	(0.11)	$9.26	(8.29)%	$276,559	0.56%	0.56%	0.56%	0.37%	83%
DoubleLine Global Bond Fund - Class I2
3/31/2026(d)	$8.81	0.10	(0.16)	(0.06)	(0.14)	—	—	(0.14)	$8.61	(0.71)%	$98	0.78%	0.78%	0.77%	2.85%	45%

154	DoubleLine Funds Trust	The accompanying notes are an integral part of these financial statements.

Financial Highlights (Cont.)
		Income (Loss) from Investment Operations:			Less Distributions:							Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Distribution in Excess	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000's)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)	Portfolio Turnover(b)
DoubleLine Global Bond Fund - Class N
3/31/2026	$8.37	0.24	0.19	0.43	(0.27)	—	—	(0.27)	$8.53	5.10%	$86	0.89%	0.89%	0.89%	2.78%	45%
3/31/2025	$8.31	0.22	(0.09)	0.13	(0.07)	—	—	(0.07)	$8.37	1.61%	$102	0.88%	0.88%	0.88%	2.66%	89%
3/31/2024	$8.41	0.19	(0.29)	(0.10)	—	—	—	—	$8.31	(1.19)%	$156	0.84%	0.84%	0.85%	2.34%	49%
3/31/2023	$9.23	0.08	(0.90)	(0.82)	—	—	—	—	$8.41	(8.88)%	$240	0.92%	0.92%	0.91%	0.95%	112%
3/31/2022	$10.18	0.01	(0.87)	(0.86)	(0.01)	(0.08)	—(f)	(0.09)	$9.23	(8.45)%	$416	0.81%	0.81%	0.81%	0.12%	83%
DoubleLine Shiller Enhanced International CAPE® - Class I
3/31/2026	$11.84	0.46	2.77	3.23	(0.62)	—	—	(0.62)	$14.45	27.90%	$28,845	1.40%	1.39%	0.64%	3.56%	58%
3/31/2025	$12.35	0.71	(0.46)	0.25	(0.76)	—	—	(0.76)	$11.84	2.15%	$25,085	1.27%	1.25%	0.63%	5.90%	66%
3/31/2024	$12.01	0.62	0.39	1.01	(0.67)	—	—	(0.67)	$12.35	8.88%	$36,996	0.92%	0.89%	0.62%	5.23%	85%
3/31/2023	$13.07	0.48	(0.99)	(0.51)	(0.55)	—	—	(0.55)	$12.01	(3.48)%	$45,489	0.93%	0.89%	0.61%	4.17%	91%
3/31/2022	$12.75	0.26	0.39	0.65	(0.33)	—	—	(0.33)	$13.07	5.05%	$94,443	0.79%	0.75%	0.61%	1.91%	125%
DoubleLine Shiller Enhanced International CAPE® - Class I2
3/31/2026(d)	$13.13	0.17	1.41	1.58	(0.26)	—	—	(0.26)	$14.45	12.10%	$110	1.50%	1.49%	0.71%	2.90%	58%
DoubleLine Shiller Enhanced International CAPE® - Class N
3/31/2026	$11.84	0.43	2.76	3.19	(0.58)	—	—	(0.58)	$14.45	27.59%	$3,851	1.66%	1.65%	0.89%	3.34%	58%
3/31/2025	$12.35	0.67	(0.45)	0.22	(0.73)	—	—	(0.73)	$11.84	1.86%	$3,260	1.46%	1.44%	0.88%	5.57%	66%
3/31/2024	$12.01	0.58	0.40	0.98	(0.64)	—	—	(0.64)	$12.35	8.59%	$9,116	1.17%	1.14%	0.87%	4.88%	85%
3/31/2023	$13.07	0.47	(1.01)	(0.54)	(0.52)	—	—	(0.52)	$12.01	(3.73)%	$9,111	1.20%	1.16%	0.86%	4.13%	91%
3/31/2022	$12.76	0.22	0.39	0.61	(0.30)	—	—	(0.30)	$13.07	4.70%	$6,011	1.03%	0.99%	0.86%	1.59%	125%
DoubleLine Emerging Markets Local Currency Bond Fund - Class I
3/31/2026	$8.63	0.57	0.60	1.17	(0.48)	—	—	(0.48)	$9.32	13.60%	$481,080	0.87%	0.87%	0.90%	5.90%	46%
3/31/2025	$8.69	0.50	(0.32)	0.18	(0.24)	—	—	(0.24)	$8.63	2.04%	$11,861	2.25%	2.25%	0.90%	5.81%	43%
3/31/2024	$8.55	0.46	(0.02)	0.44	(0.30)	—	—	(0.30)	$8.69	5.21%	$11,675	2.34%	2.34%	0.90%	5.32%	31%
3/31/2023	$8.91	0.35	(0.54)	(0.19)	(0.17)	—	—	(0.17)	$8.55	(1.92)%	$9,423	2.45%	2.45%	0.90%	4.21%	20%
3/31/2022	$9.38	0.32	(0.68)	(0.36)	(0.11)	—	—	(0.11)	$8.91	(3.90)%	$9,238	2.75%	2.75%	0.90%	3.51%	36%
DoubleLine Emerging Markets Local Currency Bond Fund - Class I2
3/31/2026(d)	$9.49	0.21	(0.16)	0.05	(0.23)	—	—	(0.23)	$9.31	0.50%	$197	1.00%	1.00%	0.97%	5.26%	46%
DoubleLine Emerging Markets Local Currency Bond Fund - Class N
3/31/2026	$8.62	0.54	0.59	1.13	(0.46)	—	—	(0.46)	$9.29	13.16%	$3,615	1.22%	1.22%	1.15%	5.60%	46%
3/31/2025	$8.68	0.48	(0.33)	0.15	(0.21)	—	—	(0.21)	$8.62	1.75%	$491	2.52%	2.52%	1.15%	5.56%	43%
3/31/2024	$8.53	0.45	(0.02)	0.43	(0.28)	—	—	(0.28)	$8.68	5.10%	$960	2.70%	2.70%	1.15%	5.16%	31%
3/31/2023	$8.90	0.33	(0.54)	(0.21)	(0.16)	—	—	(0.16)	$8.53	(2.21)%	$209	2.66%	2.66%	1.15%	3.99%	20%
3/31/2022	$9.37	0.30	(0.68)	(0.38)	(0.09)	—	—	(0.09)	$8.90	(4.08)%	$127	2.90%	2.90%	1.15%	3.27%	36%

(a)
Calculated based on average shares outstanding during the period.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Commencement of operations on October 31, 2025. Total return is based on operations for a period that is less than a year.
(e)
Includes mortgage dollar roll of TBA transactions. If TBA transactions were excluded, portfolio turnover would have been 26% as of March 31, 2026 and 78% as of March 31, 2025.
(f)
Less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.	Annual Financial Statements and Other Information	March 31, 2026	155

Notes to Financial Statements	March 31, 2026
1. Organization
DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 13 funds, the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Shiller Enhanced International CAPE®, and DoubleLine Emerging Markets Local Currency Bond Fund (each, a “Fund” and, collectively, the “Funds”), along with DoubleLine Selective Credit Fund. For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate annual report.
Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.
The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	I2 Shares	N Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	10/31/2025	4/6/2010	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	10/31/2025	6/1/2010	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	10/31/2025	4/6/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	10/31/2025	9/30/2011	7/31/2019
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	10/31/2013	10/31/2025	10/31/2013	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	10/31/2025	4/7/2014	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	10/31/2025	4/7/2014	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	10/31/2025	12/15/2014	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	10/31/2025	5/18/2015	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	10/31/2025	12/17/2015	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	10/31/2025	12/23/2016	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	10/31/2025	6/28/2019	—

The fiscal year end for the Funds is March 31, and the period covered by these financial statements is for the year ended March 31, 2026 (the “period end”).
2. Significant Accounting Policies
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services – Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).
A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation
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techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1—Unadjusted quoted market prices in active markets for identical securities
•
Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•
Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among data (collectively referred to as “standard inputs”) comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.
Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”)
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Notes to Financial Statements (Cont.)
(each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of March 31, 2026:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund
Investments in Securities
Level 1
Short Term Investments	$836,276,750	$525,571,496	$7,574,237	$104,388,269	$51,138,465	$42,992,235
Affiliated Mutual Funds	—	644,014,285	—	—	—	66,572,775
Total Level 1	836,276,750	1,169,585,781	7,574,237	104,388,269	51,138,465	109,565,010
Level 2
US Government and Agency Mortgage Backed Obligations	15,246,391,065	1,491,049,392	—	403,053,919	180,974,510	190,664,165
Non-Agency Residential Collateralized Mortgage Obligations	7,768,689,485	719,735,264	—	929,133,128	410,220,872	255,442,331
Non-Agency Commercial Mortgage Backed Obligations	2,513,867,352	453,663,619	—	960,226,557	363,848,779	179,312,928
Asset Backed Obligations	1,859,248,714	205,577,354	—	569,988,447	265,351,209	81,163,276
US Government and Agency Obligations	1,657,878,647	973,908,961	—	1,460,725,627	735,893,998	40,970,785
Collateralized Loan Obligations	1,466,031,784	194,094,895	—	592,082,217	302,009,634	179,891,753
US Corporate Bonds	—	997,553,506	—	822,171,363	385,100,081	62,662,834
Foreign Corporate Bonds	—	416,729,213	230,787,991	502,665,438	167,533,899	59,635,409
Short Term Investments	—	393,542,140	—	—	48,825,283	151,176,689
Bank Loans	—	166,805,837	—	—	60,659,414	130,330,297
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	64,516,420	93,236,164	155,589,212	20,614,919	23,371,625
Escrow Notes	—	47,250	45,500	—	—	5,250
Total Level 2	30,512,107,047	6,077,223,851	324,069,655	6,395,635,908	2,941,032,598	1,354,627,342
Level 3
Asset Backed Obligations	25,524,184	5,669,527	—	3,647,399	—	—
Common Stocks	—	208,702	—	—	—	95,543
Foreign Corporate Bonds	—	42,360	75,210	30,319	13,790	10,367
Bank Loans	—	—	—	—	—	—
US Government and Agency Mortgage Backed Obligations	—	—	—	12,515,625	2,703,375	3,954,938
Total Level 3	25,524,184	5,920,589	75,210	16,193,343	2,717,165	4,060,848
Total	$31,373,907,981	$7,252,730,221	$331,719,102	$6,516,217,520	$2,994,888,228	$1,468,253,200
Other Financial Instruments
Level 1
Futures	$(164,114,686)	$(29,570,759)	$—	$—	$—	$—
Total Level 1	(164,114,686)	(29,570,759)	—	—	—	—
Level 2
Unfunded Commitments	—	1,531	—	—	—	1,039
Excess Return Swaps	—	—	—	—	(132,434,930)	—
Total Level 2	—	1,531	—	—	(132,434,930)	1,039
Level 3	—	—	—	—	—	—
Total	$(164,114,686)	$(29,569,228)	$—	$—	$(132,434,930)	$1,039

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Category	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Shiller Enhanced International CAPE®	DoubleLine Emerging Markets Local Currency Bond Fund
Investments in Securities
Level 1
Short Term Investments	$8,490,595	$6,418,488	$5,157,071	$10,679,508	$1,685,710	$25,412,755
Affiliated Mutual Funds	—	—	—	—	639,113	—
Total Level 1	8,490,595	6,418,488	5,157,071	10,679,508	2,324,823	25,412,755
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	—	—	—	—	4,216,057	—
Collateralized Loan Obligations	—	—	—	—	3,001,353	—
US Government and Agency Mortgage Backed Obligations	—	50,174,442	—	—	1,299,988	—
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	4,155,571	—
Short Term Investments	—	—	72,475,911	—	—	—
Asset Backed Obligations	—	—	—	—	2,428,514	—
Foreign Corporate Bonds	74,887,414	—	—	—	771,256	62,841,839
US Corporate Bonds	—	—	—	—	4,851,977	—
US Government and Agency Obligations	—	—	—	86,619,818	7,166,995	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	47,414,364	—	—	143,547,659	—	382,197,746
Total Level 2	122,301,778	50,174,442	72,475,911	230,167,477	27,891,711	445,039,585
Level 3
Foreign Corporate Bonds	8,916	—	—	—	—	—
Total Level 3	8,916	—	—	—	—	—
Total	$130,801,289	$56,592,930	$77,632,982	$240,846,985	$30,216,534	$470,452,340
Other Financial Instruments
Level 1
Futures	$—	$(338,000)	$—	$—	$—	$—
Total Level 1	—	(338,000)	—	—	—	—
Level 2
Excess Return Swaps	—	—	7,890,644	—	3,537,476	—
Forward Currency Exchange Contracts	—	—	—	25,337	(572,135)	—
Total Level 2	—	—	7,890,644	25,337	2,965,341	—
Level 3	—	—	—	—	—	—
Total	$—	$(338,000)	$7,890,644	$25,337	$2,965,341	—

See the Schedule of Investments for further disaggregation of investment categories.
B. Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies. Therefore, no provision for U.S. federal income taxes has been made.
The Funds may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.
The Funds have adopted financial reporting rules that require the Funds to analyze all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. Open tax years 2023-2025 (Federal) and 2022-2025 (CA/DE/FL) for the Funds, are those that are open for exam by taxing authorities to the extent that each Fund operated within those respective tax years. As of March 31, 2026, the Funds have no examinations in progress.
The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disclosure of income taxes paid
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Notes to Financial Statements (Cont.)
by jurisdiction. During the year ended March 31, 2026, the Funds did not pay a significant amount of foreign or U.S. federal, state or local income taxes and therefore did not include any additional disclosures in these financial statements.
Management has analyzed the Funds’ tax positions, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal year ended March 31, 2026. The Funds identify their major tax jurisdictions as U.S. Federal, the State of Delaware and the State of Florida. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Each Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.
C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income, including non-cash interest, is recorded on an accrual basis. Discounts/premiums on debt securities purchased, which may include residual and subordinate notes, are accreted/amortized over the life of the respective securities using the effective interest method except for certain deep discount bonds where management does not expect the par value above the bond’s cost to be fully realized. Dividend income and corporate action transactions, if any, are recorded on the ex-date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income on the Statements of Operations.
D. Foreign Currency Translation. The Funds’ books and records are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against
U.S. dollars on the date of valuation. Investment securities transactions, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not isolate changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.
E. Dividends and Distributions to Shareholders. With the exception of the DoubleLine Strategic Commodity Fund, the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, dividends from net investment income will be declared and paid monthly. Dividends from the net investment income of the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund will be declared and paid quarterly. Dividends from the net investment income of the DoubleLine Strategic Commodity Fund will be declared and paid annually. The Funds will distribute any net realized long or short- term capital gains at least annually. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed (accumulated) net investment income (loss), and/or undistributed (accumulated) realized gain (loss).
Undistributed (accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.
Distributions from investment companies will be classified as investment income or realized gains in the Statements of Operations based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distributions are generally classified as investment income.
F. Use of Estimates. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
G. Share Valuation. The NAV per share of a class of shares of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, attributable to that class, minus all liabilities (including estimated accrued expenses),
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attributable to that class by the total number of shares of that class outstanding, rounded to the nearest cent. The Funds’ NAV is typically calculated on days when the New York Stock Exchange opens for regular trading.
H. Unfunded Loan Commitments. The Funds may enter into certain credit agreements, of which all or a portion may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion.
When unfunded loan commitments are outstanding at the end of the period, the Funds maintain with their custodian liquid investments having an aggregate value at least equal to the par value of their respective unfunded loan commitments and bridge loans.
As of March 31, 2026, the below Funds had the following unfunded positions:
DoubleLine Core Fixed Income Fund

Borrower	Par	Commitment Amount	Fair Value	Unrealized Appreciation (Depreciation)
Kaman Corporation	$97,381	$97,381	$97,530	$149
Savor Acquisition, Inc.	60,345	60,291	60,496	205
GC Ferry Acquisition I, Inc.	48,125	47,404	47,524	120
Signia Aerospace, LLC	57,231	57,088	57,445	357
Pinnacle Buyer, LLC	40,323	40,222	40,418	196
Pye-Barker Fire & Safety, LLC	65,650	65,322	65,826	504
		$367,708	$369,239	$1,531

DoubleLine Flexible Income Fund

Borrower	Par	Commitment Amount	Fair Value	Unrealized Appreciation (Depreciation)
Kaman Corporation	$21,521	$21,565	$21,554	$(11)
Savor Acquisition, Inc.	37,500	37,467	37,594	127
GC Ferry Acquisition I, Inc.	44,479	43,812	43,923	111
Signia Aerospace, LLC	32,538	32,457	32,660	203
Pinnacle Buyer, LLC	37,097	37,004	37,184	180
Pye-Barker Fire & Safety, LLC	55,900	55,621	56,050	429
		$227,926	$228,965	$1,039

I. Guarantees and Indemnifications. Under the Trust’s organizational documents, each Trustee and officer of the Funds is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.
J. Basis for Consolidation. The DoubleLine Strategic Commodity Fund may invest up to 25% of its total assets in the DoubleLine Strategic Commodity, Ltd. ( a “Subsidiary”). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the Fund. The Subsidiary invests in commodity-related investments and other investments. The consolidated financial statements include the accounts and balances of the Fund and its Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
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Notes to Financial Statements (Cont.)
As of March 31, 2026, the relationship of the Subsidiary to the Fund was as follows:

DoubleLine Strategic Commodity Fund (Consolidated)
Commencement of Operations	5/18/2015
Fund Net Assets	$85,521,600
Subsidiary % of Fund Net Assets	22.92%
Subsidiary Financial Statement Information
Net Assets	$19,603,216
Total Income	724,689
Net Realized Gain/(Loss)	8,112,707
K. Other. Each share class of a Fund is charged for those expenses that are directly attributable to that share class. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or in such a manner as the Funds’ Board may in its sole discretion consider fair and equitable to each Fund. Investment income, Fund expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net assets of the classes.
L. Mortgage Dollar Rolls. The Funds may enter into mortgage dollar roll transactions of TBA securities which the funds sell a TBA mortgage-backed security to a counterparty and simultaneously enter into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented on the Financial Highlights.
M. Segment Reporting. The Funds have adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires incremental disclosures relating to a public entity’s reportable segments. Each Fund operates as a single operating segment, which is an investment portfolio. The Trust’s president and principal executive officer and the Trust’s treasurer and principal financial and accounting officer together serve as each Fund’s chief operating decision maker (“CODM”). Each Fund’s total returns, expense ratios, and changes in net assets, which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment, are consistent with that presented within the Fund’s financial statements and financial highlights. Segment assets are reflected in each Fund’s Statement of Assets and Liabilities as “net assets,” which consist primarily of investment securities, at value, and significant segment expenses are listed in each Fund’s accompanying Statement of Operations.
3. Related and Other Party Transactions
The Advisers provide the Funds with investment management services under Investment Management Agreements (the “Agreements”). Under the Agreements, each Adviser manages the investment of the assets of the applicable Fund, places orders for the purchase and sale of its portfolio securities and is responsible for providing certain resources to assist with the day-to-day management of the Trust’s business affairs. As compensation for its services, each Adviser is entitled to a monthly fee at the annual rates of the average daily net assets of the Funds (the “Advisory Fee”) in the following table. Each Adviser has arrangements with DoubleLine Group LP to provide personnel and other resources to the Funds. Effective as of July 29, 2022, DoubleLine Alternatives became the investment adviser to DoubleLine Shiller Enhanced CAPE® and DoubleLine Capital became the sub-adviser to the Fund. Prior to July 29, 2022, DoubleLine Capital was the sole investment adviser to DoubleLine Shiller Enhanced CAPE®.
Each Adviser has contractually agreed to limit certain of the Funds’ ordinary operating expenses so that its ratio of such expenses to average net assets will not exceed the following ratios (the “Expense Caps”). For the purposes of the expense limitation agreement between each Adviser and the applicable Funds, “ordinary operating expenses” excludes taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, acquired fund fees and expenses, and any extraordinary expenses. Each applicable Fund’s expense limitation is expected to apply until at least August 1, 2027. Each applicable expense limitation may be terminated during the term only by a majority vote of the disinterested Trustees of the Board.
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	Advisory Fee	Expense Caps
		I Shares	I2 Shares	N Shares	R6 Shares
DoubleLine Total Return Bond Fund	0.40%	N/A	N/A	N/A	N/A
DoubleLine Core Fixed Income Fund	0.40%	N/A	N/A	N/A	N/A
DoubleLine Emerging Markets Fixed Income Fund	0.75%	0.95%	1.02%	1.20%	N/A
DoubleLine Low Duration Bond Fund	0.35%	0.47%	0.54%	0.72%	0.42%
DoubleLine Shiller Enhanced CAPE®	0.45%	0.65%	0.72%	0.90%	0.60%
DoubleLine Flexible Income Fund	0.62%	0.82%	0.89%	1.07%	0.77%
DoubleLine Low Duration Emerging Markets Fixed Income Fund	0.50%	0.59%	0.66%	0.84%	N/A
DoubleLine Long Duration Total Return Bond Fund	0.35%	0.50%	0.57%	0.75%	N/A
DoubleLine Strategic Commodity Fund (Consolidated)	0.90%	1.10%	1.17%	1.35%	N/A
DoubleLine Global Bond Fund	0.50%	0.70%	0.77%	0.95%	N/A
DoubleLine Shiller Enhanced International CAPE®	0.50%	0.65%	0.72%	0.90%	N/A
DoubleLine Emerging Markets Local Currency Bond Fund	0.75%	0.90%	0.97%	1.15%	N/A

Other than as described above, to the extent that an Adviser waives its investment advisory fee and/or reimburses a Fund for other ordinary operating expenses, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed. Each Fund must pay its current ordinary operating expenses before each Adviser is entitled to any recoupment. Any such recoupment would be subject to review by the Board and will be subject to the Fund’s expense limitations in place when the fees were waived or the expenses were reimbursed.
Each Adviser, as applicable, contractually waived a portion of its fees or reimbursed certain operating expenses and may recapture a portion of the amounts no later than the dates as stated in the following table:

	March 31,
	2027	2028	2029
DoubleLine Low Duration Emerging Markets Fixed Income Fund	$254,449	$213,363	$249,472
DoubleLine Long Duration Total Return Bond Fund	$66,826	$164,478	$152,811
DoubleLine Strategic Commodity Fund (Consolidated)	$18,057	$91,832	$157,028
DoubleLine Shiller Enhanced International CAPE®	$132,622	$211,597	$243,698
DoubleLine Emerging Markets Local Currency Fund	$171,745	$166,538	$51,725
DoubleLine Global Bond Fund	$0	$0	$3

For the period ended March 31, 2026, each Adviser recouped the amounts shown from the following Funds:

DoubleLine Emerging Markets Local Currency Fund	$123,858
If a Fund invested in other investment vehicles sponsored by an Adviser ("other DoubleLine Funds") during the period, such Adviser waived its advisory fee to the Fund in an amount equal to the advisory fees paid to the Adviser by the other DoubleLine Funds in respect of Fund assets so invested. Accordingly, the Adviser waived the following fees for the period ended March 31, 2026:

DoubleLine Core Fixed Income Fund	$2,838,359
DoubleLine Flexible Income Fund	$323,886
DoubleLine Shiller Enhanced International CAPE®	$3,231
Annual Financial Statements and Other Information	March 31, 2026	163

Notes to Financial Statements (Cont.)
As of March 31, 2026, greater than 5% of the following DoubleLine Funds was held by other DoubleLine Funds as follows:

Affiliated Fund Held	% Owned	Significant Owner
DoubleLine Emerging Markets Local Currency Bond Fund	14%	DoubleLine Flexible Income Fund
DoubleLine Emerging Markets Local Currency Bond Fund	40%	DoubleLine Core Fixed Income Fund
DoubleLine Global Bond Fund	65%	DoubleLine Core Fixed Income Fund
DoubleLine Long Duration Total Return Bond Fund	61%	DoubleLine Core Fixed Income Fund
DoubleLine Emerging Markets Local Currency Bond Fund	9%	DoubleLine Income Solutions Fund

DoubleLine Capital LP and certain DoubleLine affiliated advisors provide investment advisory, sub-advisory, or consulting services to a variety of investors, including investment program sponsors, separate accounts, and mutual funds sponsored by third parties (collectively “third-party accounts”). Those services may result, directly or indirectly, in investments by the third-party accounts in one or more of the Funds. At times, the third-party accounts’ investments, individually or in the aggregate, may represent material interests in one or more of the Funds. The third-party accounts’ transaction activity in a Fund may cause a Fund to incur material transaction costs, to realize taxable gains distributable to shareholders, and/or to buy or sell assets at a time when the Fund might not otherwise do so, each of which may adversely affect a Fund’s performance. See the description of Large Transaction Risk in the Principal Risks Note for more information. Records available to the Funds reflect that greater than 25% of the following Funds were held by third-party accounts as of March 31, 2026:

% Owned
DoubleLine Shiller Enhanced CAPE®	60%

4. Distribution, Sales Charge and Redemption Fees
Class N shares of the Funds make payments under a distribution plan (the “Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, each Fund compensates the Fund’s distributor for distribution and related services at an annual rate equal to 0.25% of the average daily net assets of the Fund attributable to its Class N shares. The fees may be used to pay the Fund’s distributor for distribution services and sales support services provided in connection with Class N shares.
5. Purchases and Sales of Securities
Investment transactions (excluding short-term investments and in-kind transactions) for the period ended March 31, 2026 were as follows:

	All Other		U.S. Government[1]
	Purchases at Cost	Sales or Maturity Proceeds	Purchases at Cost	Sales or Maturity Proceeds
DoubleLine Total Return Bond Fund	$8,106,509,710	$7,540,005,274	$763,941,649	$99,340,313
DoubleLine Core Fixed Income Fund	$2,730,715,048	$2,406,144,570	$64,142,135	$245,064,063
DoubleLine Emerging Markets Fixed Income Fund	$172,829,662	$259,217,421	$—	$—
DoubleLine Low Duration Bond Fund	$3,078,884,345	$2,556,614,818	$683,732,563	$755,507,848
Doubleline Shiller Enhanced CAPE®	$1,021,724,629	$1,309,944,565	$494,398,454	$862,595,289
DoubleLine Flexible Income Fund	$765,292,718	$546,091,082	$26,253,710	$41,530,914
DoubleLine Low Duration Emerging Markets Fixed Income Fund	$72,210,343	$91,322,243	$—	$—
DoubleLine Long Duration Total Return Bond Fund (TBAs Included)	$39,139,338	$37,586,565	$—	$—
DoubleLine Long Duration Total Return Bond Fund (TBAs Excluded)	$12,893,186	$21,306,079	$—	$—
DoubleLine Strategic Commodity Fund (Consolidated)	$—	$—	$—	$—
DoubleLine Global Bond Fund	$125,847,485	$67,492,745	$52,177,022	$26,996,197
Doubleline Shiller Enhanced International CAPE®	$10,538,405	$10,516,935	$7,836,508	$5,219,418
DoubleLine Emerging Markets Local Currency Bond Fund	$528,118,596	$102,592,506	$—	$—

[1]	U.S. Government transactions are defined as those involving long-term U.S. Treasury bills, bonds and notes.
164	DoubleLine Funds Trust

March 31, 2026
6. Income Tax Information and Distributions to Shareholders
The tax character of distributions for the Funds were as follows:

	Year Ended March 31, 2026		Year Ended March 31, 2025
	Ordinary Income	Long Term Capital Gain	Ordinary Income	Long Term Capital Gain
DoubleLine Total Return Bond Fund	$1,463,244,689	$ —	$1,501,574,174	$ —
DoubleLine Core Fixed Income Fund	$317,635,328	$—	$342,697,186	$—
DoubleLine Emerging Markets Fixed Income Fund	$21,517,857	$—	$25,871,477	$—
DoubleLine Low Duration Bond Fund	$286,068,264	$—	$290,283,080	$—
DoubleLine Shiller Enhanced CAPE®	$166,379,669	$—	$197,153,313	$—
DoubleLine Flexible Income Fund	$74,090,981	$—	$64,610,263	$—
DoubleLine Low Duration Emerging Markets Fixed Income Fund	$6,942,859	$—	$6,905,584	$—
DoubleLine Long Duration Total Return Bond Fund	$2,776,240	$—	$2,858,773	$—
DoubleLine Strategic Commodity Fund (Consolidated)	$1,999,139	$—	$3,002,467	$—
DoubleLine Global Bond Fund	$7,488,795	$—	$1,623,820	$—
DoubleLine Shiller Enhanced International CAPE®	$1,514,739	$—	$2,129,216	$—
DoubleLine Emerging Markets Local Currency Bond Fund	$13,948,689	$—	$336,199	$—

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero.
The cost basis of investments for U.S. federal income tax purposes as of March 31, 2026, was as follows:

	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund
Tax Cost of Investments	$35,204,904,901	$7,688,646,436	$359,740,256	$6,664,470,122	$3,240,258,724	$1,540,059,673
Gross Tax Unrealized Appreciation	236,077,769	50,032,550	8,905,418	19,849,355	17,337,336	6,141,687
Gross Tax Unrealized Depreciation	(4,067,074,689)	(485,948,765)	(36,926,572)	(168,101,957)	(395,142,762)	(77,948,160)
Net Tax Unrealized Appreciation (Depreciation)	(3,830,996,920)	(435,916,215)	(28,021,154)	(148,252,602)	(377,805,426)	(71,806,473)

	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Shiller Enhanced International CAPE®	DoubleLine Emerging Markets Local Currency Bond Fund
Tax Cost of Investments	$130,842,114	$59,093,293	$77,634,190	$248,914,589	$32,762,073	$478,785,127
Gross Tax Unrealized Appreciation	1,216,926	237,188	8,465,558	2,382,898	3,630,835	3,494,644
Gross Tax Unrealized Depreciation	(1,257,751)	(2,737,551)	(576,122)	(10,450,502)	(2,638,898)	(11,827,431)
Net Tax Unrealized Appreciation (Depreciation)	(40,825)	(2,500,363)	7,889,436	(8,067,604)	991,937	(8,332,787)
As of March 31, 2026, the components of accumulated earnings (losses) for income tax purposes were as follows:

	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund
Net Tax Unrealized Appreciation (Depreciation)	$(3,830,996,920)	$(435,916,215)	$(28,021,154)	$(148,252,602)	$(377,805,426)	$(71,806,473)
Undistributed Ordinary Income	40,109,876	12,538,969	1,630,366	6,069,857	9,429,176	2,377,853
Undistributed Long Term Capital Gains	—	—	—	—	—	—
Total Distributable Earnings	40,109,876	12,538,969	1,630,366	6,069,857	9,429,176	2,377,853
Other Accumulated Gains (Losses)	(7,102,629,553)	(1,277,718,875)	(193,831,073)	(282,000,391)	(214,255,228)	(129,033,957)
Total Distributable Earnings (Loss)	(10,893,516,597)	(1,701,096,121)	(220,221,861)	(424,183,136)	(582,631,478)	(198,462,577)
Annual Financial Statements and Other Information	March 31, 2026	165

Notes to Financial Statements (Cont.)

	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Shiller Enhanced International CAPE®	DoubleLine Emerging Markets Local Currency Bond Fund
Net Tax Unrealized Appreciation (Depreciation)	$(40,825)	$(2,500,363)	$7,889,436	$(8,067,604)	$991,937	$(8,332,787)
Undistributed Ordinary Income	144,681	156,284	6,761,747	2,015,256	10,801	4,946,058
Undistributed Long Term Capital Gains	—	—	—	—	—	—
Total Distributable Earnings	144,681	156,284	6,761,747	2,015,256	10,801	4,946,058
Other Accumulated Gains (Losses)	(13,973,361)	(24,412,031)	(450,291)	(34,341,539)	(11,592,010)	(5,931,428)
Total Distributable Earnings (Loss)	(13,869,505)	(26,756,110)	14,200,892	(40,393,887)	(10,589,272)	(9,318,157)
Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after January 1, 2011 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.
As of March 31, 2026, the following capital loss carryforwards were available:

	Capital Loss Carryforward	Expires
DoubleLine Total Return Bond Fund	$7,064,454,584	Indefinite
DoubleLine Core Fixed Income Fund	1,266,111,007	Indefinite
DoubleLine Emerging Markets Fixed Income Fund	193,621,890	Indefinite
DoubleLine Low Duration Bond Fund	277,017,071	Indefinite
DoubleLine Shiller Enhanced CAPE®	204,969,557	Indefinite
DoubleLine Flexible Income Fund	127,073,257	Indefinite
DoubleLine Low Duration Emerging Markets Fixed Income Fund	13,865,340	Indefinite
DoubleLine Long Duration Total Return Bond Fund	24,256,381	Indefinite
DoubleLine Strategic Commodity Fund (Consolidated)	447,695	Indefinite
DoubleLine Global Bond Fund	32,351,140	Indefinite
DoubleLine Shiller Enhanced International CAPE®	11,581,110	Indefinite
DoubleLine Emerging Markets Local Currency Bond Fund	757,188	Indefinite

Additionally, US GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to paydown losses, accretion of discount on certain debt instruments, foreign currency gains (losses), consent fee income, prior period adjustments, equalization, net operating losses and deconsolidation of foreign subsidiaries. For the period ended March 31, 2026, the following table shows the reclassifications made:

	Paid-in Capital	Total Distributable Earnings (Loss)
DoubleLine Total Return Bond Fund	$—	$—
DoubleLine Core Fixed Income Fund	—	—
DoubleLine Emerging Markets Fixed Income Fund	—	—
DoubleLine Low Duration Bond Fund	—	—
DoubleLine Shiller Enhanced CAPE®	—	—
DoubleLine Flexible Income Fund	—	—
DoubleLine Low Duration Emerging Markets Fixed Income Fund	—	—
DoubleLine Long Duration Total Return Bond Fund	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	2,243,302	(2,243,302)
DoubleLine Global Bond Fund	—	—
DoubleLine Shiller Enhanced International CAPE®	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	—	—

166	DoubleLine Funds Trust

March 31, 2026
If a Fund estimates that a portion of its regular distributions to shareholders may be comprised of amounts from sources other than net investment income, as determined in accordance with such Fund’s policies and practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, each Fund estimates the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its expected tax character. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with US GAAP, and recordkeeping practices under income tax regulations. It is possible that a Fund may not issue a Section 19 Notice in situations where such Fund’s financial statements prepared later and in accordance with US GAAP might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit for the most recent Section 19 Notice, if applicable. Information provided to you on a Section 19 notice is an estimate only and subject to change; final determination of a distribution’s tax character will be reported on Form 1099 DIV sent to shareholders for the calendar year.
7. Share Transactions
Transactions in each Fund’s shares were as follows:

	DoubleLine Total Return Bond Fund				DoubleLine Core Fixed Income Fund
	Year Ended March 31, 2026		Year Ended March 31, 2025		Year Ended March 31, 2026		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	698,009,857	$6,206,457,875	697,022,122	$6,117,784,559	179,240,491	$1,668,006,931	166,163,767	$1,534,021,195
Class I2	7,513,349	67,064,639	—	—	1,448,474	13,557,370	—	—
Class N	66,450,172	588,845,938	113,752,551	998,385,062	3,581,167	33,211,258	4,011,058	37,068,401
Class R6	33,797,490	300,043,840	95,980,730	852,960,343	8,510,432	79,121,663	16,593,211	153,833,593
Reinvested Dividends
Class I	94,989,697	843,070,883	99,768,546	873,634,581	19,822,516	184,449,926	22,881,746	210,857,564
Class I2	73,368	653,903	—	—	14,218	132,320	—	—
Class N	18,504,449	164,098,311	19,210,580	168,103,427	782,013	7,267,268	993,509	9,148,253
Class R6	5,104,666	45,306,076	4,309,331	37,798,422	697,489	6,493,547	959,384	8,856,148
Shares Redeemed
Class I	(636,477,082)	(5,645,711,657)	(952,828,663)	(8,357,579,953)	(167,754,672)	(1,559,067,638)	(222,027,740)	(2,041,022,987)
Class I2	(285,383)	(2,537,954)	—	—	(10,241)	(95,372)	—	—
Class N	(103,182,782)	(916,355,437)	(172,514,033)	(1,509,832,813)	(9,597,601)	(89,209,198)	(10,062,105)	(92,594,175)
Class R6	(56,610,650)	(503,042,220)	(54,371,921)	(476,387,871)	(14,368,431)	(132,127,609)	(7,126,158)	(65,774,579)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	127,887,151	$1,147,894,197	(149,670,757)	$(1,295,134,243)	22,365,855	$211,740,466	(27,613,328)	$(245,606,587)
Annual Financial Statements and Other Information	March 31, 2026	167

Notes to Financial Statements (Cont.)

	DoubleLine Emerging Markets Fixed Income Fund				DoubleLine Low Duration Bond Fund
	Year Ended March 31, 2026		Year Ended March 31, 2025		Year Ended March 31, 2026		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	13,094,178	$119,497,254	11,234,391	$100,685,460	180,263,119	$1,741,691,516	160,435,180	$1,542,728,693
Class I2	2,064,242	18,895,101	—	—	871,980	8,432,902	—	—
Class N	639,534	5,819,588	2,437,204	21,978,502	9,342,349	90,202,921	9,506,952	91,352,371
Class R6	—	—	—	—	14,114,404	136,781,158	6,221,007	59,763,571
Reinvested Dividends
Class I	1,496,578	13,569,393	1,958,889	17,520,627	20,642,535	199,272,131	20,511,920	196,977,127
Class I2	26,218	238,035	—	—	5,615	54,148	—	—
Class N	106,889	970,155	140,190	1,256,972	2,732,361	26,352,806	2,947,522	28,279,145
Class R6	—	—	—	—	225,275	2,174,765	72,138	692,936
Shares Redeemed
Class I	(24,111,808)	(218,958,935)	(20,659,678)	(185,002,329)	(170,393,580)	(1,646,451,393)	(128,734,359)	(1,237,827,754)
Class I2	(728,313)	(6,666,478)	—	—	(20,293)	(196,307)	—	—
Class N	(1,463,575)	(13,256,014)	(2,768,413)	(24,897,931)	(16,214,155)	(156,589,224)	(15,376,978)	(147,692,042)
Class R6	—	—	—	—	(4,816,039)	(46,555,863)	(7,069,237)	(68,012,683)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(8,876,057)	$(79,891,901)	(7,657,417)	$(68,458,699)	36,753,571	$355,169,560	48,514,145	$466,261,364

	DoubleLine Shiller Enhanced CAPE ®				DoubleLine Flexible Income Fund
	Year Ended March 31, 2026		Year Ended March 31, 2025		Year Ended March 31, 2026		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	25,582,933	$401,037,118	42,352,748	$639,552,816	49,715,788	$435,291,889	37,706,682	$328,060,025
Class I2	79,124	1,269,278	—	—	2,123,167	18,483,357	—	—
Class N	1,293,762	20,418,590	2,379,296	35,673,977	2,212,764	19,365,621	4,606,759	40,032,887
Class R6	98,871	1,575,105	1,054,010	16,335,846	5,547,266	48,583,557	10,910,046	95,068,367
Reinvested Dividends
Class I	2,774,721	43,896,985	3,745,171	56,587,282	5,324,520	46,554,009	4,833,458	41,953,718
Class I2	361	5,822	—	—	9,903	85,865	—	—
Class N	443,787	7,013,213	630,949	9,525,603	432,884	3,781,238	466,008	4,041,495
Class R6	21,735	342,476	32,071	494,360	374,406	3,276,357	151,823	1,321,058
Shares Redeemed
Class I	(75,216,599)	(1,184,663,693)	(83,206,379)	(1,255,776,056)	(30,533,990)	(267,358,845)	(22,944,262)	(199,801,025)
Class I2	(72,656)	(1,190,668)	—	—	(97,348)	(846,918)	—	—
Class N	(6,544,162)	(103,804,058)	(7,307,030)	(110,174,362)	(4,936,997)	(43,139,525)	(2,627,994)	(22,818,067)
Class R6	(1,153,569)	(18,350,716)	(586,167)	(8,930,194)	(3,525,051)	(30,915,592)	(3,642,789)	(31,725,792)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(52,691,692)	$(832,450,548)	(40,905,331)	$(616,710,728)	26,647,312	$233,161,013	29,459,731	$256,132,666
168	DoubleLine Funds Trust

March 31, 2026

	DoubleLine Low Duration Emerging Markets Fixed Income Fund				DoubleLine Long Duration Total Return Bond Fund
	Year Ended March 31, 2026		Year Ended March 31, 2025		Year Ended March 31, 2026		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	5,005,254	$48,575,565	3,879,022	$37,056,924	2,356,291	$14,831,791	5,870,289	$38,898,880
Class I2	10,246	100,000	—	—	15,674	100,000	—	—
Class N	154,441	1,502,147	248,700	2,382,425	199,643	1,253,698	746,630	4,826,922
Reinvested Dividends
Class I	522,132	5,063,955	542,956	5,167,616	136,432	858,375	120,586	780,112
Class I2	—	—	—	—	—	—	—	—
Class N	28,424	276,175	21,090	201,281	24,228	151,776	50,306	324,347
Shares Redeemed
Class I	(6,435,358)	(62,458,348)	(6,591,927)	(62,856,231)	(1,868,299)	(11,782,509)	(5,701,248)	(37,303,303)
Class I2	—	—	—	—	—	—	—	—
Class N	(292,428)	(2,855,032)	(167,669)	(1,599,117)	(512,772)	(3,222,650)	(1,640,933)	(10,355,167)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(1,007,289)	$(9,795,538)	(2,067,828)	$(19,647,102)	351,197	$2,190,481	(554,370)	$(2,828,209)

	DoubleLine Strategic Commodity Fund (Consolidated)				DoubleLine Global Bond Fund
	Year Ended March 31, 2026		Year Ended March 31, 2025		Year Ended March 31, 2026		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	2,348,029	$17,670,320	6,042,192	$43,940,487	11,189,030	$98,910,908	553,177	$4,618,206
Class I2	14,033	103,000	—	—	11,351	100,000	—	—
Class N	126,521	954,320	379,202	2,717,300	2,817	24,775	1,794	15,410
Reinvested Dividends
Class I	221,274	1,597,597	357,399	2,505,368	24,637	216,081	1,347	11,451
Class I2	—	—	—	—	—	—	—	—
Class N	17,110	121,821	40,304	278,501	312	2,711	129	1,091
Shares Redeemed
Class I	(8,644,601)	(61,000,969)	(8,668,171)	(63,099,278)	(244,792)	(2,172,352)	(120,362)	(1,010,568)
Class I2	—	—	—	—	—	—	—	—
Class N	(598,036)	(4,294,785)	(1,093,110)	(7,820,993)	(5,164)	(45,414)	(8,473)	(70,754)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(6,515,670)	$(44,848,692)	(2,942,184)	$(21,478,615)	10,978,191	$97,036,709	427,612	$3,564,836
Annual Financial Statements and Other Information	March 31, 2026	169

Notes to Financial Statements (Cont.)

	DoubleLine Shiller Enhanced International CAPE®				DoubleLine Emerging Markets Local Currency Bond Fund
	Year Ended March 31, 2026		Year Ended March 31, 2025		Year Ended March 31, 2026		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares Sold
Class I	596,992	$7,500,174	314,032	$3,751,104	51,216,212	$485,906,742	73,801	$631,079
Class I2	7,616	100,000	—	—	294,417	2,929,700	—	—
Class N	218,828	2,841,598	283,151	3,388,502	823,255	7,912,248	57,956	504,259
Reinvested Dividends
Class I	95,402	1,244,446	143,931	1,732,420	96,505	908,494	36,180	314,200
Class I2	—	—	—	—	253	2,403	—	—
Class N	11,097	145,179	21,041	253,857	11,444	108,032	1,935	16,800
Shares Redeemed
Class I	(814,932)	(10,750,978)	(1,334,616)	(16,097,178)	(1,050,622)	(9,898,618)	(79,098)	(678,756)
Class I2	—	—	—	—	(273,516)	(2,634,326)	—	—
Class N	(238,703)	(3,077,944)	(767,019)	(9,263,295)	(502,592)	(4,797,812)	(113,641)	(975,004)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	(123,700)	$(1,997,525)	(1,339,480)	$(16,234,590)	50,615,356	$480,436,863	(22,867)	$(187,422)
8. Remuneration Paid to Trustees, Officers and Others
Trustees who are not affiliated with each Adviser and its affiliates receive fees from the Trust. In prior years, certain trustees elected to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of Funds designated by each Trustee or other funds managed by each Adviser and its affiliates. These amounts represent general unsecured liabilities of each Fund and vary according to the total returns of the selected funds. Trustees Fees in the Statements of Operations include current fees (either paid in cash or deferred) and any increase (decrease) in the value of the deferred amounts. Certain trustees and officers of the Funds are also officers of each Adviser; such trustees and officers are not compensated by the Funds.
For the period ended March 31, 2026, the Trustees received as a group:

	Current Fees	Increase/(Decrease) in Value of Deferred Amount	Trustees Fees
DoubleLine Total Return Bond Fund	$639,160	$36,351	$675,511
DoubleLine Core Fixed Income Fund	$139,972	$7,908	$147,880
DoubleLine Emerging Markets Fixed Income Fund	$8,001	$474	$8,475
DoubleLine Low Duration Bond Fund	$136,719	$7,526	$144,245
DoubleLine Shiller Enhanced CAPE®	$73,176	$4,111	$77,287
DoubleLine Flexible Income Fund	$28,529	$1,590	$30,119
DoubleLine Low Duration Emerging Markets Fixed Income Fund	$2,419	$154	$2,573
DoubleLine Long Duration Total Return Bond Fund	$809	$64	$873
DoubleLine Strategic Commodity Fund (Consolidated)	$1,499	$89	$1,588
DoubleLine Global Bond Fund	$4,252	$272	$4,524
DoubleLine Shiller Enhanced International CAPE®	$614	$40	$654
DoubleLine Emerging Markets Local Currency Bond Fund	$4,999	$285	$5,284

9. Additional Disclosures about Derivative Instruments
The following disclosures provide information on the Funds’ use of derivatives and certain related risks. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following tables.
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The average volume of derivative activity for the period ended March 31, 2026, is as follows:

	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Shiller Enhanced CAPE®	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Shiller Enhanced International CAPE®
Average Market Value
Futures Contracts - Long	$36,853,266	$2,367,653	$—	$275,221	$—	$—	$—
Futures Contracts - Short	(16,229,858)	(418,274)	—	(215,276)	—	—	—
Average Notional Balance
Excess Return Swaps	$—	$—	$3,360,400,000	$—	$64,740,000	$—	$26,980,000
Forward Currency Exchange Contracts	—	—	—	—	—	7,480,841	41,526,846
Options Contracts The Funds may purchase or sell put and call options. When a Fund purchases an option it pays a premium in return for the potential to profit from the change in value of an underlying investment or index during the term of the option. The option premium is included on the Funds’ Statements of Assets and Liabilities as an investment and marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses and are recorded in net realized gain (loss) on investments on the Statements of Operations. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing options is limited to the loss of the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss and are recorded in net realized gain (loss) on investments on the Statements of Operations. When a Fund writes (i.e., sells) an option it receives a premium in return for bearing the risk of the change in value of an underlying instrument during the term off the option. Writing put options tends to increase a Fund’s exposure to the risk that the value of the underlying instrument will depreciate. Writing call options tends to decrease a Fund’s ability to benefit from appreciation in the value in the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded as a liability on the Fund’s Statement of Assets and Liabilities and marked-to-market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains and are recorded in net realized gain (loss) on written options on the Statements of Operations. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss when the underlying instrument is sold and are recorded in net realized gain (loss) on written options on the Statements of Operations. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put), and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk that the market for options contracts may be illiquid and that a Fund may not be able to close out or sell an option at a particular time or at an anticipated price.
Futures Contracts Futures contracts typically involve a contractual commitment to buy or sell a particular instrument or index unit at a specified price on a future date. Risks associated with the use of futures contracts include the potential for imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices determined by the relevant exchange. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash in accordance with the initial margin requirements of the broker or exchange. Such collateral is recorded in deposit at broker for futures in the Statements of Assets and Liabilities. Futures contracts are marked-to-market daily and an appropriate payment reflecting the change in value (“variation margin”) is made or received by or for the accounts of the Funds. The variation margin is recorded on the Statements of Assets and Liabilities. The cumulative change in value of futures contracts is recorded in net unrealized appreciation (depreciation) on futures on the Statements of Assets and Liabilities. Gains or losses are recognized but not considered realized until the contracts expire or are closed and are recorded in net realized gain (loss) on futures on the Statements of Operations. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
Forward Foreign Currency Contracts Forward foreign currency contracts are agreements between two parties to buy and sell a currency at a set exchange rate on a future date. Unless a Fund’s registration statement expressly states otherwise, each Fund may enter into forward foreign currency contracts for any investment purpose. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded in net unrealized appreciation (depreciation) on forwards on the Statements of Assets and Liabilities. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed on the Statements of Operations. The use of foreign currency exchange contracts involves the risk that
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Notes to Financial Statements (Cont.)
the value of a foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform its obligations under the agreement.
Credit Default Swap Agreements Credit default swap agreements typically involve one party making a stream of payments (generally referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event in respect of a referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund generally will receive from the buyer of protection a fixed rate of income throughout the term of the swap. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund typically will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or the affected securities in the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the affected securities in the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund typically will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or the affected securities in the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the affected securities in the referenced index. Recovery values are typically estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. An index credit default swap references all the names in the index, and if there is a default with respect to a single name in the index, the credit event is generally settled based on that name’s weight in the index.
Credit default swaps are considered to have credit risk related contingent features since they require payment by the protection seller to the protection buyer upon occurrence of a defined credit event. A Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract, which may be mitigated by the posting of collateral by the counterparty to a Fund to cover a Fund’s exposure to the counterparty. Upfront premiums (received) paid including accretion (amortization) less any collateral held at the counterparty are reflected in deposit at broker for swaps on the Statements of Assets and Liabilities. The marked-to-market value less a financing rate, if any, is included in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities. At termination or maturity of the swap, the cumulative marked-to-market on the value less a financing rate, if any, is recorded in realized gain (loss) on swaps on the Statements of Operations.
Interest Rate Swap Agreements The Funds may enter into interest rate swap agreements. Interest rate swap agreements involve an exchange with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The value is marked-to-market and is recorded in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities. At termination or maturity date, the interest on the notional amount of principal is exchanged and is recorded in net realized gain (loss) on swaps on the Statements of Operations.
Excess Return Swap Agreements The Funds may enter into excess return swaps for investment purposes. Excess return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, a Fund will receive a payment from the counterparty. To the extent it is less, a Fund will make a payment to the counterparty. The marked-to-market value less a financing rate, if any, is recorded in net unrealized appreciation (depreciation) on swaps on the Statements of Assets and Liabilities. At termination or maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any, and is recorded in net realized gain (loss) on swaps on the Statements of Operations. To the extent the marked-to- market value of an excess return swap appreciates to the benefit of a Fund and exceeds certain contractual
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thresholds, a Fund’s counterparty may be contractually required to provide collateral. If the marked-to-market value of an excess return swap depreciates in value to the benefit of a counterparty and exceeds certain contractual thresholds, a Fund would generally be required to provide collateral for the benefit of its counterparty. Assets provided by the Funds as collateral are reflected as a component of investments in unaffiliated securities at value on the Statements of Assets and Liabilities and are noted on the Schedules of Investments. Assets provided to a Fund by a counterparty as collateral are not assets of the Fund and are not a component of a Fund’s NAV.
The Funds’ derivative instrument holdings are summarized in the following tables.
The effect of derivative instruments on the Statements of Assets and Liabilities for the period ended March 31, 2026 was as follows:

	Derivatives not accounted for as hedging instruments
Statements of Assets and Liabilities Location	Commodity Risk	Equity Risk	Foreign Exchange Rate Risk	Interest Rate Risk	Total
Net Unrealized Appreciation (Depreciation) on:
Forwards
DoubleLine Global Bond Fund	$—	$—	$25,337	$—	$25,337
DoubleLine Shiller Enhanced International CAPE®	—	—	(572,135)	—	(572,135)
Futures
DoubleLine Total Return Bond Fund	$—	$—	$—	$(164,114,686)	$(164,114,686)
DoubleLine Core Fixed Income Fund	—	—	—	(29,570,759)	(29,570,759)
DoubleLine Long Duration Total Return Bond Fund	—	—	—	(338,000)	(338,000)
Swaps
DoubleLine Shiller Enhanced CAPE®	$—	$(132,434,930)	$—	$—	$(132,434,930)
DoubleLine Strategic Commodity Fund (Consolidated)	7,890,644	—	—	—	7,890,644
DoubleLine Shiller Enhanced International CAPE®	—	3,537,476	—	—	3,537,476

The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2026 was as follows:

	Derivatives not accounted for as hedging instruments
Statements of Operations Location	Commodity Risk	Equity Risk	Foreign Exchange Rate Risk	Interest Rate Risk	Total
Net Realized Gain (Loss) on:
Forwards
DoubleLine Global Bond Fund	$—	$—	$503,614	$—	$503,614
DoubleLine Shiller Enhanced International CAPE®	—	—	1,937,673	—	1,937,673
Futures
DoubleLine Total Return Bond Fund	$—	$—	$—	$21,319,480	$21,319,480
DoubleLine Core Fixed Income Fund	—	—	—	3,094,648	3,094,648
DoubleLine Long Duration Total Return Bond Fund	—	—	—	(607,628)	(607,628)
Swaps
DoubleLine Shiller Enhanced CAPE®	$—	$166,145,464	$—	$—	$166,145,464
DoubleLine Strategic Commodity Fund (Consolidated)	8,112,192	—	—	—	8,112,192
DoubleLine Shiller Enhanced International CAPE®	—	1,445,640	—	—	1,445,640

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Notes to Financial Statements (Cont.)

	Derivatives not accounted for as hedging instruments
Statements of Operations Location	Commodity Risk	Equity Risk	Foreign Exchange Rate Risk	Interest Rate Risk	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Forwards
DoubleLine Global Bond Fund	$—	$—	$135,446	$—	$135,446
DoubleLine Shiller Enhanced International CAPE®	—	—	(549,601)	—	(549,601)
Futures
DoubleLine Total Return Bond Fund	$—	$—	$—	$(251,900,195)	$(251,900,195)
DoubleLine Core Fixed Income Fund	—	—	—	(44,323,717)	(44,323,717)
DoubleLine Long Duration Total Return Bond Fund	—	—	—	(445,000)	(445,000)
Swaps
DoubleLine Shiller Enhanced CAPE®	$—	$(195,518,665)	$—	$—	$(195,518,665)
DoubleLine Strategic Commodity Fund (Consolidated)	6,171,955	—	—	—	6,171,955
DoubleLine Shiller Enhanced International CAPE®	—	3,700,514	—	—	3,700,514

10. Offsetting Assets and Liabilities
The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements are intended to allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.
As of March 31, 2026, the Funds held the following derivative instruments that were subject to offsetting on the Statements of Assets and Liabilities:
DoubleLine Shiller Enhanced CAPE®
Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received
Swap Contracts	$8,646,888	$(8,646,888)	$—	$—	$—	$—

Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged
Swap Contracts	$141,081,818	$(8,646,888)	$132,434,930	$132,434,930	$—	$—

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DoubleLine Strategic Commodity Fund (Consolidated)
Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received
Swap Contracts	$8,453,406	$(562,762)	$7,890,644	$5,151,857	$—	$2,738,787

Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged
Swap Contracts	$562,762	$(562,762)	$—	$—	$—	$—

DoubleLine Global Bond Fund
Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received
Forwards	$25,337	$—	$25,337	$—	$—	$25,337

DoubleLine Shiller Enhanced International CAPE®
Assets:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received
Forwards	$40,379	$(40,379)	$—	$—	$—	$—
Swap Contracts	3,537,476	—	3,537,476	3,522,847	—	14,629
	$3,577,855	$(40,379)	$3,537,476	$3,522,847	$—	$14,629

Liabilities:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged
Forwards	$612,514	$(40,379)	$572,135	$480,561	$—	$91,574

11. Bank Loans
The Funds may make loans directly to borrowers and may acquire or invest in loans made by others (“loans”). The Funds may acquire a loan interest directly by acting as a member of the original lending syndicate. Alternatively, the Funds may acquire some or all of the interest of a bank or other lending institution in a loan to a particular borrower by means of a novation, an assignment or a participation. The loans in which the Funds may invest include those that pay fixed rates of interest and those that pay floating rates—i.e., rates that adjusted periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (SOFR) and secondarily, the prime rate offered by one or more United States banks (the Prime Rate). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3 month tenors and may also be subject to a credit spread adjustment. The Funds may purchase and sell interests in bank loans on a when-issued and delayed delivery basis, with payment delivery scheduled for a future date.
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Notes to Financial Statements (Cont.)
Securities purchased on a delayed delivery basis are marked-to-market daily and no income accrues to the Funds prior to the date the Funds actually take delivery of such securities. These transactions are subject to market fluctuations and are subject, among other risks, to the risk that the value at delivery may be more or less than the trade purchase price.
12. Credit Facility
During the period ended March 31, 2026, U.S. Bank, N.A. (the “Bank”) has made available to the Trust, excluding the DoubleLine Emerging Markets Local Currency Bond Fund, (the “DoubleLine Funds”) an uncommitted $500,000,000 credit facility for short term liquidity in connection with shareholder redemptions. Under the terms of the credit facility, borrowings for each DoubleLine Fund are limited to one-third of the total assets (including the amount borrowed) of such DoubleLine Fund. Fifty percent of the credit facility is available to all of the DoubleLine Funds, on a first come, first served basis. The remaining 50% of the credit facility is allocated among the DoubleLine Funds in accordance with procedures adopted by the Board. Borrowings under this credit facility bear interest at the greater of 0.00% or the Bank’s prime rate less 1.00%. Under the Credit Agreement, the Bank has been granted a security interest in each Fund’s investments in consideration of that Fund’s borrowings under the credit facility.
For the period ended March 31, 2026, the Funds’ credit facility activity is as follows:

	Average Borrowings	Maximum Amount Outstanding	Interest Expense	Average Interest Rate
DoubleLine Emerging Markets Fixed Income Fund	$1,819,944	$9,607,000	$5,799	6.35%
DoubleLine Low Duration Emerging Markets Fixed Income Fund	$427,241	$1,402,000	$2,188	6.31%
DoubleLine Long Duration Total Return Bond Fund	$30,000	$30,000	$5	5.75%
DoubleLine Strategic Commodity Fund	$144,000	$144,000	$26	6.50%

13. Significant Shareholder Holdings
As of March 31, 2026, shareholders affiliated with the Funds and/or Advisers (other than other DoubleLine Funds) owned shares of the Funds as follows:

	Shares	% of Total Outstanding Shares - Per Class	% of Total Outstanding Shares - Total Fund
DoubleLine Shiller Enhanced Cape - Class I2	6,406	94%	0%
DoubleLine Low Duration Emerging Markets Fixed Income - Class I2	10,246	100%	0%
DoubleLine Long Duration Total Return Bond Fund - Class I2	15,674	100%	0%
DoubleLine Strategic Commodity - Class I2	13,624	97%	0%
DoubleLine Global Bond Fund - Class I2	11,351	100%	0%
DoubleLine Shiller Enhanced International Cape - Class I2	6,406	100%	0%
DoubleLine Emerging Markets Local Currency Bond Fund - Class I2	10,537	50%	0%

Investment activities of these shareholders could have a material effect on each Fund. See the description of Large Transactions Risk in the following Principal Risks Note. For information on greater than 5% holders of certain Funds by other DoubleLine Funds, see Note 3.
14. To-Be-Announced Securities
The Funds may invest in to-be-announced securities (“TBAs”). TBAs is a term that is generally used to describe forward-settling mortgage-backed securities. These TBAs are generally issued by U.S. Government Agencies or U.S. Government Sponsored Entities such as Freddie Mac, Fannie Mae and Ginnie Mae. The actual mortgage-backed security that will be delivered to the buyer at the time TBAs trades are entered is not known, however, the terms of the acceptable pools of loans that will comprise the mortgage-backed security are determined at the time the trade is entered into (coupon rate, maturity, credit quality, etc.). Investment in TBAs will generally increase the Fund’s exposure to interest rate risk and could also expose the Fund to counterparty default risk. In order to mitigate counterparty default risk, the Fund only enters TBAs with counterparties for which the risk of default is determined to be remote.
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15. Principal Risks
Below are summaries of some, but not all, of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s NAV, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read each Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.
•
active management risk: the risk that a Fund will fail to meet its investment objective and that the Fund’s investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, and/or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given investment strategy may fail to produce the intended results, and the Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.
•
asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset- backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which a Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.
•
cash position risk: the risk that to the extent that a Fund holds assets in cash, cash equivalents, and other short-term investments, the ability of the Fund to meet its objective may be limited.
•
collateralized debt obligations risk: the risks of an investment in a collateralized debt obligation (“CDO ”) depend largely on the quality and type of the collateral and the tranche of the CDO in which a Fund invests. Normally, collateralized bond obligations (“CBOs ”), collateralized loan obligations (“CLOs ”) and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that a Fund may invest in CDOs that are subordinate to other classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
•
commodities risk: the risk that the value of a Fund’s shares may be affected by changes in the values of the Fund’s investment exposures to commodities or commodity-related instruments, which may be extremely volatile and difficult to value. The value of commodities and commodity-related instruments may be affected by, among other factors, market movements, commodity index volatility, changes in interest rates, or factors affecting supply, demand and/or other market fundamentals with respect to a particular sector, industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. A Fund will likely at times have significant exposure to particular sectors through its commodities-related investments, including, for example, the energy, industrial metals precious metals, and agricultural and livestock sectors and may be exposed to greater risk associated with events affecting those sectors.
•
confidential information access risk: the risk that the intentional or unintentional receipt of material, non-public information (“Confidential Information”) by the Adviser could limit a Fund’s ability to sell certain investments held by the Fund or pursue certain investment opportunities on behalf of the Fund, potentially for a substantial period of time.
•
counterparty risk: the risk that a Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund; that the Fund’s counterparty will be unable or unwilling to perform its obligations; that the Fund will be unable to enforce contractual remedies if its counterparty defaults; that if a counterparty (or an affiliate of a counterparty) becomes bankrupt, the Fund may experience significant delays in obtaining any recovery or may obtain limited or no recovery in a bankruptcy or other insolvency proceeding. To the extent that a Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.
•
debt securities risks:
○
credit risk: the risk that an issuer, counterparty or other obligor to a Fund will fail to pay its obligations to the Fund when they are due, which may reduce the Fund’s income and/or reduce, in whole or in part, the value of the Fund’s investment. Actual or perceived changes in the financial condition of an obligor, changes in economic, social or political conditions that affect a particular type of security, instrument, or obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s
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Notes to Financial Statements (Cont.)
credit quality or value and an obligor’s ability to honor its obligations when due. The values of lower-quality debt securities (including debt securities commonly known as “high yield” securities or “junk bonds”), including floating rate loans, tend to be particularly sensitive to these changes. Certain debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. The values of securities or instruments also may decline for a number of other reasons that relate directly to the obligor, such as management performance, financial leverage, and reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets.
○
extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
○
interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration.
○
prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that a Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of a Fund.
•
defaulted securities risk: the significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or similar proceedings). Such investments entail high risk and have speculative characteristics.
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derivatives risk: the risk that an investment in derivatives will not perform as anticipated by an Adviser, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase a Fund’s transaction costs, or will increase a Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing a Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.
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emerging market country risk: the risk that investing in emerging markets, as compared to foreign developed markets, increases the likelihood that a Fund will lose money, due to more limited information about the issuer and/or the security; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems; fewer investor protections; less regulatory oversight; thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and expropriation, nationalization or other adverse political or economic developments.
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equity issuer risk: the risk that the market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting equity securities markets generally, particular industries represented in those markets, or the issuer itself.
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financial services risk: the risk that an investment in issuers in the financial services sector or transactions with one or more counterparties in the financial services sector may be adversely affected by, among other things: (i) changes in governmental regulation, which may limit both the amounts and the types of loans and other financial commitments financial services companies can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain; (ii) fluctuations, including as a result of interest rate changes or increased competition, in the availability and cost of capital of funds on which the profitability of financial services companies is largely dependent; (iii) deterioration of the credit markets; (iv) credit losses resulting from financial difficulties of borrowers, especially when financial services companies are exposed to non-diversified or concentrated loan portfolios; (v) financial losses associated with investment activities, especially when financial services companies are exposed to financial leverage; (vi) the risk that any financial services company experiences substantial declines in the valuations of its assets, takes action to raise capital, or ceases operations; (vii) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector; (viii) events leading to limited liquidity, defaults, non-performance or other adverse developments
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that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, leading to market-wide liquidity problems; and (ix) the interconnectedness or interdependence among financial services companies, including the risk that the financial distress or failure of one financial services company may materially and adversely affect a number of other financial services companies.
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focused investment risk: the risk that a Fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is, relative to a Fund that invests in a more diverse investment portfolio, more susceptible to any single economic, market, political, regulatory or other occurrence. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.
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foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of a Fund’s investments denominated in foreign currencies.
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foreign investing risk: the risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may be more vulnerable to economic, political, and social instability and subject to less government supervision, less protective custody practices, lack of transparency, inadequate regulatory and accounting standards, delayed or infrequent settlement of transactions, and foreign taxes. If a Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.
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high yield risk: the risk that debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as “junk bonds”, have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.
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index risk: the risk that the portion of a Fund invested in instruments based on an index or basket of commodities or that use an index or basket of commodities as the reference asset may not match or may underperform the return of the index or basket for a number of reasons, including, for example, (i) the performance of derivatives related to an index or basket in which a Fund invests may not correlate with the performance of the index or basket and/or may underperform the index or basket due to transaction costs, fees, or other aspects of the transaction’s pricing; (ii) the Fund may not be able to find counterparties willing to enter into derivative instruments whose returns are based on the return of the index or basket, or the Fund may be unable to find parties who are willing to do so at an acceptable cost or level of risk to the Fund; and (iii) errors may arise in carrying out an index’s methodology, or an index provider may incorrectly report information concerning the index. There can be no guarantee that any index, will be maintained indefinitely or that a Fund will be able to continue to utilize a specific index to implement the Fund’s principal investment strategies indefinitely.
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inflation-indexed bond risk: the risk that such bonds will change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by a Fund’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.
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investment company and exchange-traded fund risk: the risk that an investment company or other pooled investment vehicle, including any exchange-traded funds (“ETFs”) or money market funds, in which a Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of its shares. A Fund must pay its pro rata portion of an investment company’s fees and expenses. To the extent the Adviser determines to invest Fund assets in other investment companies, the Adviser will have an incentive to invest in other DoubleLine funds over investment companies sponsored or managed by others and to maintain such investments once made due to its own financial interest in those products and other business considerations.
Annual Financial Statements and Other Information	March 31, 2026	179

Notes to Financial Statements (Cont.)
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large transactions risk: the risk that certain account holders, including an Adviser or funds or accounts over which an Adviser (or related parties of an Adviser) has investment discretion, may from time to time own or control a significant percentage of a Fund’s shares. A Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by an Adviser (or related parties of an Adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. In addition, a large number of shareholders collectively may purchase or sell Fund shares in large amounts rapidly or unexpectedly. Redemptions of a large number of shares may affect the liquidity of a Fund’s portfolio, increase a Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.
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leveraging risk: the risk that certain investments by a Fund involving leverage may have the effect of increasing the volatility of value of the Fund’s portfolio, and the risk of loss in excess of invested capital.
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limited operating history risk: the risk that a recently formed fund has a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If a recently formed fund fails to achieve sufficient scale, it may be liquidated.
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liquidity risk: the risk that a Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment.
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loan risk: the risk that (i) if a Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution; (ii) any collateral securing a loan may be insufficient or unavailable to a Fund because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of a Fund to collect the principal and interest payments on that borrower’s loans or adversely affect the Fund’s rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan and the relevant borrower(s); (vi) the use of a particular interest rate benchmark may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may appreciate less than other instruments in response to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that may be found in loan agreements, the borrower may default in payment of the loan; (ix) if a Fund invests in loans that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant-lite” loans), it may have fewer rights against the borrowers of such loans, including fewer protections against the possibility of default and fewer remedies in the event of default; (x) the loan is unsecured; (xi) there is a limited secondary market; (xii) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans; and (xiii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund.
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market capitalization risk: the risk that investing substantially in issuers in one market capitalization category (large, medium or small) may adversely affect a Fund because of unfavorable market conditions particular to that category of issuers, such as larger, more established companies being unable to respond quickly to new competitive challenges or attain the high growth rates of successful smaller companies, or, conversely, stocks of smaller companies being more volatile than those of larger companies due to, among other things, narrower product lines, more limited financial resources, fewer experienced managers and there typically being less publicly available information about small capitalization companies.
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market risk: the risk that markets will perform poorly or that the returns from the securities in which a Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse, political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Market risk involves the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down. During periods of severe market stress, it is possible that the market for some or all of a Fund’s investments may become highly illiquid. The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to
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time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
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mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in a Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. A Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and repayment of principal to other classes of the issuer’s securities.
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operational and information security risks: an investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The rapid development and increasingly widespread use of artificial intelligence in the financial services industry, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks. The occurrence of any of these failures, errors or breaches could result in investment losses to a Fund, a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.
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portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.
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real estate sector risk: the risk that real estate-related investments may decline in value as a result of factors affecting the real estate sector, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local, regional, and general market conditions. Along with the risks common to different types of real estate-related investments, real estate investment trusts (“REITs ”), no matter the type, involve additional risk factors, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code, or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow earned on the property interests they hold.
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restricted securities risk: the risk that a Fund may be prevented or limited by law or the terms of an agreement from selling a security (a “restricted security ”). To the extent that a Fund is permitted to sell a restricted security, there can be no assurance that a trading market will exist at any particular time and a Fund may be unable to dispose of the security promptly at reasonable prices or at all. A Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.
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securities or sector selection risk: the risk that the securities held by a Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent a Fund allocates a higher percentage of its investment portfolio to a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors.
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short position risk: the risk that an increase in the value of an instrument, index or interest rate with respect to which a Fund has established a short position will result in a loss to the Fund.
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sovereign debt obligations risk: the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner.
Annual Financial Statements and Other Information	March 31, 2026	181

Notes to Financial Statements (Cont.)
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structured products and structured notes risk: the risk that an investment in a structured product, which includes, among other things, CDOs, mortgage-backed securities, other types of asset-backed securities and certain types of structured notes, may decline in value due to changes in the underlying instruments, indexes, interest rates or other factors on which the product is based (“reference measure ”). Depending on the reference measure used and the use of multipliers or deflators (if any), changes in interest rates and movement of the reference measure may cause significant price and cash flow fluctuations. In addition to the general risks associated with fixed income securities discussed herein, structured products carry additional risks including, but not limited to: (i) the possibility that distributions from underlying investments will not be adequate to make interest or other payments; (ii) the quality of the underlying investments may decline in value or default; (iii) the possibility that the security may be subordinate to other classes of the issuer’s securities; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) because the structured products are generally privately offered and sold, they may be thinly traded or have a limited trading market, which may increase a Fund’s illiquidity and reduce the Fund’s income and the value of the investment, and the Fund may be unable to find qualified buyers for these securities.
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tax risk: in order to qualify as a regulated investment company under the Internal Revenue Code, a Fund must meet requirements regarding, among other things, the source of its income. Certain investments in commodity-linked derivatives do not give rise to qualifying income for this purpose, and it is possible that certain investments in other commodity-linked instruments, ETFs and other investment pools will not give rise to qualifying income. Any income a Fund derives from investments in instruments that do not generate qualifying income must be limited to a maximum of 10% of a Fund’s annual gross income. If a Fund were to earn non-qualifying income in excess of 10% of its annual gross income, it could fail to qualify as a regulated investment company for that year. If a Fund were to fail to qualify as a regulated investment company, the Fund would be subject to tax and shareholders of the Fund would be subject to the risk of diminished returns.
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U.S. Government securities risk: the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.
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valuation risk: the risk that a Fund will not value its investments in a manner that accurately reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s NAV. The valuation of a Fund’s investments involves subjective judgment. Certain securities in which a Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of a Fund’s portfolio holdings could result in such Fund’s shareholder transactions being effected at a NAV that does not accurately reflect the underlying value of such Fund’s portfolio, resulting in the dilution of shareholder interests.
16. Subsequent Events
The U.S. Bank, N.A. Credit Facility terminated April 10, 2026. Effective as of April 14, 2026, The Bank of New York Mellon (the “Bank”) has made available to the Trust, including the DoubleLine Emerging Markets Local Currency Bond Fund, (the “DoubleLine Funds”) an uncommitted $500,000,000 advised line of credit for short-term working capital and other general purposes related thereto. Under the terms of the credit facility, borrowings for each DoubleLine Fund are limited to the least of (i) the maximum amount the Bank is permitted to loan to such DoubleLine Fund under applicable regulations, (ii) the maximum amount such DoubleLine Fund is permitted to borrow under its organizational documents, (iii) a prescribed percentage of such DoubleLine Fund’s net asset value, (iv) the maximum amount such DoubleLine Fund is permitted to borrow under its fundamental and non-fundamental operating policies then in effect, and (v) the maximum amount such DoubleLine Fund is permitted to borrow under the 1940 Act. Borrowings under the credit facility bear interest at a rate per annum equal to the Alternate Base Rate plus 1.25% (the applicable margin). The Alternate Base Rate is the highest of (a) the Federal Funds Effective Rate plus 0.50%, (b) Adjusted Daily Simple SOFR (which includes a 0.10% SOFR adjustment), and (c) 0.00%. This rate represents a floating rate of interest that may change over time. Unless canceled earlier, the credit facility will be available until April 13, 2027. The credit facility is cancelable by any party at any time and for any reason without penalty, and each advance is subject to the Bank’s satisfaction with the condition of the applicable DoubleLine Fund and will only be made in the Bank’s sole and absolute discretion.
182	DoubleLine Funds Trust

Report of Independent Registered Public Accounting Firm	March 31, 2026
The Board of Trustees and Shareholders of
DoubleLine Funds Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of DoubleLine Funds Trust (the “Trust”) comprising DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Global Bond Fund, DoubleLine Shiller Enhanced International CAPE®, and DoubleLine Emerging Markets Local Currency Bond Fund, including the schedules of investments, as of March 31, 2026, the related statements of operations, changes in net assets, and financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). Additionally, we have audited the consolidated statement of assets and liabilities of DoubleLine Strategic Commodity Fund, which is also a series of DoubleLine Funds Trust, including the consolidated schedule of investments as of March 31, 2026, the related consolidated statement of operations, consolidated statement of changes in net assets, and consolidated financial highlights for the year then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the DoubleLine Funds Trust as of March 31, 2026, and the results of their operations, the changes in their net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.
The statements of changes in net assets for the year ended March 31, 2025, and the financial highlights for the years ended March 31, 2025, 2024, 2023, and 2022 were audited by predecessor auditors whose report, dated May 21, 2025, expressed an unqualified opinion on such information.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of March 31, 2026, by correspondence with the custodian, agent banks, transfer agent, and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
May 28, 2026
We have served as the auditor of one or more affiliated investment companies of DoubleLine Funds investment companies since 2013.
Annual Financial Statements and Other Information	March 31, 2026	183

Evaluation of Advisory Agreement by the Board of Trustees	(Unaudited) March 31, 2026
At a meeting held on February 19, 2026 (the “February Meeting”), the Boards of Trustees (collectively, the “Board” or the “Trustees”) of the DoubleLine open-end mutual funds (“mutual funds”), exchange-traded funds (“ETFs”), and closed-end funds (“CEFs”) listed above (each, a “Fund” and collectively, the “Funds”) approved the continuation of the investment advisory and sub-advisory agreements, as applicable (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”), between DoubleLine and those Funds. That approval included approval by the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds (the “Independent Trustees”) voting separately. When used in this summary, “DoubleLine” or “Management” refers to DoubleLine Capital LP, DoubleLine ETF Adviser LP, and/or DoubleLine Alternatives LP, as appropriate in the context.
The Trustees’ determination to approve the continuation of each Advisory Agreement was made on the basis of each Trustee’s business judgment after an evaluation of all of the relevant information provided to the Trustees, including information provided for their consideration at their February Meeting and at meetings held in preparation for the February Meeting with management and representatives of ISS Market Intelligence, an independent third-party provider of investment company data (“ISS MI”), and additional information requested by the Independent Trustees. The Independent Trustees also met with Independent Trustee counsel outside the presence of management prior to the February Meeting to consider the materials and information related to the proposed continuation of the Advisory Agreements.
Throughout the year, the Trustees also met regularly with investment advisory, compliance, risk management, operational, capital markets (with respect to the ETFs) and other personnel from DoubleLine and regularly reviewed detailed information, presented both orally and in writing, regarding the services performed by DoubleLine for the benefit of the Funds, DoubleLine’s investment program for each Fund, the performance of each Fund, the fees and expenses of each Fund, and the operations of each Fund. In considering whether to approve the continuation of the Advisory Agreements, the Trustees took into account information presented to them over the course of the past year and not just that which was provided specifically in relation to the proposed renewal of the Advisory Agreements.
This summary describes a number, but not necessarily all, of the most important factors considered by the Board and the Independent Trustees. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive or controlling. In all their deliberations, the Independent Trustees were advised by independent counsel.
The Trustees also considered that, although the reorganizations of DoubleLine Floating Rate Fund and DoubleLine Select Income Fund (formerly, DoubleLine Infrastructure Income Fund) with and into corresponding series of American Beacon Funds were expected to close on or about February 20, 2026, the renewal of applicable advisory and other arrangements for each of DoubleLine Floating Rate Fund and DoubleLine Select Income Fund was proposed in order to ensure continuity of services to the extent that the reorganizations occur on a date later than currently anticipated.
Nature, Extent, and Quality of Services.
The Trustees considered the nature, extent, and quality of the services, including the expertise and experience of investment personnel, provided and expected to be provided by DoubleLine to each Fund. In this regard, the Trustees considered that DoubleLine provides a full investment program for each Fund, with an emphasis on risk management for the Funds. The Board considered, where applicable, the necessary skills and resources needed to manage debt-related portfolios, noting that managing such portfolios requires a portfolio management team to balance a number of factors, which may include, among others, securities of varying maturities and durations, actual and anticipated interest rate changes and market volatility, prepayments, collateral management, counterparty management, pay-downs, credit events, workouts, and net new issuances. In their evaluation of the services provided by DoubleLine and the Funds’ contractual relationships with DoubleLine, the Trustees considered generally the long-term performance record of the firm’s portfolio management personnel, including, among others, Mr. Jeffrey Gundlach, and the strong historical investor interest in products managed by DoubleLine.
The Trustees considered that DoubleLine provides a variety of other services to the Funds in addition to investment advisory services, which may include, among others, a number of back-office services, valuation services, derivatives risk management services, compliance services, liquidity monitoring services, certain forms of information technology services (such as internal reporting), assistance with accounting and distribution services, and supervision and monitoring of the Funds’ other service providers. The Trustees considered DoubleLine’s ongoing efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Trustees also considered the nature and structure of the Funds’ compliance program, including the policies and procedures of the Funds and their various service providers (including DoubleLine), and information regarding DoubleLine’s overall
184	DoubleLine Funds Trust

(Unaudited) March 31, 2026
risk management program. The Trustees considered the quality of the related services provided to the Funds as part of their overall consideration of the continuation of the Advisory Agreements. The Trustees considered information provided by DoubleLine relating to its historical and continuing commitment to hire the necessary personnel and to invest in technology enhancements to support DoubleLine’s ability to provide services to the Funds. The Trustees considered DoubleLine’s representations regarding the depth of DoubleLine’s personnel, resources, and investment methods in connection with the services DoubleLine provides to the Funds.
Performance and Fees and Expenses.
The Trustees reviewed reports prepared by ISS MI (the “ISS MI Reports”) that compared, among other information, each Fund’s net management fee rate and net total expense ratio (Class I shares with respect to the mutual funds) against the net management fee rate (with respect to the mutual funds and the closed-end funds) and net total expense ratio of a group of peers selected by ISS MI, and each Fund’s performance records (Class I shares with respect to the mutual funds) for the one-, three-, five-, and ten-year periods ended October 31, 2025, as applicable, against the performance records of those funds in each Fund’s Morningstar category and the performance of one or more of the Fund’s benchmark index(es), as selected by ISS MI. In preparation for the February Meeting, the Independent Trustees met with ISS MI representatives in January 2026 to review the comparative information set out in the ISS MI Reports, the methodologies used by ISS MI in compiling those reports and selecting the peer groups used within those reports, and the considerations for evaluating the comparative information presented in those reports. The Independent Trustees also considered the information ISS MI provided regarding the challenges ISS MI encountered in selecting or assembling peer groups for certain of the Funds due to, among other factors, the limited number of possible peer funds with substantially similar principal investment strategies or investment approaches. Where applicable, the Trustees also received information from DoubleLine, including regarding factors to consider in evaluating a Fund’s performance or management fees relative to its peer groups and factors that contributed to the relative underperformance of certain Funds relative to the index(es) shown or the median of their Morningstar categories.
The Trustees considered DoubleLine’s pricing policy for its advisory fees and that DoubleLine does not seek to be a low cost provider, nor does it have a policy to set its advisory fees below the median of a Fund’s peers, but rather seeks to set fees at a competitive level that reflects DoubleLine’s demonstrated significant expertise and experience in the investment strategies that it offers.
The Trustees also considered materials relating to the fees charged by DoubleLine to non-Fund clients for which DoubleLine employs investment strategies substantially similar to one or more Funds’ investment strategies, including other funds and institutional separate accounts advised by DoubleLine and mutual funds for which DoubleLine serves as sub-adviser. The Trustees noted the information DoubleLine provided regarding certain funds and institutional separate accounts advised by it and funds sub-advised by it that are subject to fee schedules that differ from, and are in most cases lower than, the rates paid by a Fund with substantially similar investment strategies. The Trustees considered DoubleLine’s representations that administrative, compliance, operational, legal, and other burdens of providing investment advice to registered investment companies (mutual funds, ETFs and closed-end funds) exceed in many respects those required to provide advisory services to non-registered investment company clients, such as institutional accounts for retirement or pension plans, which may have differing contractual requirements. The Trustees considered DoubleLine’s representations that DoubleLine also bears substantially greater legal and other responsibilities and risks in managing and sponsoring registered investment companies than in managing private accounts or in sub-advising funds, including registered investment companies, sponsored by others. The Trustees considered that the services and resources required of DoubleLine when it sub-advises registered investment companies by others generally are less extensive than those required of DoubleLine to serve the Funds, because, where DoubleLine serves as a sub-adviser, many of the sponsorship, operational, and compliance responsibilities related to the advisory function are retained by the primary adviser. In respect of the ETFs, the Trustees also considered the financial risks assumed by DoubleLine in respect of each ETF’s unitary fee, including that DoubleLine would generally bear, with limited exceptions, any increase in each ETF’s ordinary operating expenses.
Mutual Funds
With respect to the mutual funds, the Trustees considered that many of the mutual funds have achieved strong performance relative to the median of their Morningstar categories across all or most of the periods ended October 31, 2025 presented in the ISS MI Reports. They noted also that other mutual funds have achieved favorable long-term performance relative to the median of their Morningstar categories for the five- and/or ten-year periods, where applicable, ended October 31, 2025, notwithstanding, in some cases, more recent periods of relative underperformance for the one- and/or three-year periods. Those Funds included DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund, and DoubleLine Selective Credit Fund. The Trustees also considered that a number of the mutual funds had achieved strong relative performance more recently, such as over the one- and/or three-year periods ended October 31, 2025, notwithstanding, in some cases, other periods of longer-term unfavorable relative performance. Those mutual funds included DoubleLine Core Fixed Income Fund, DoubleLine Floating Rate Fund,
Annual Financial Statements and Other Information	March 31, 2026	185

Evaluation of Advisory Agreement by the Board of Trustees (Cont.)
and DoubleLine Long Duration Total Return Bond Fund. In each instance where a Fund exhibited relative underperformance over the one-, three-, five-, and/or ten-year periods, as applicable, the Trustees considered DoubleLine’s explanations for the periods of relative underperformance, including, in the cases of DoubleLine Shiller Enhanced CAPE® and DoubleLine Shiller Enhanced International CAPE®, where product design, investment positioning and/or differences in the Funds’ investment approach relative to their Morningstar categories, among other things, contributed to relative underperformance over different periods.
The Trustees noted that all but five of the mutual funds had net management fees either below the median of their peer group or within five basis points of the median of their peer group. The Trustees noted that DoubleLine Total Return Bond Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Flexible Income Fund, DoubleLine Select Income Fund, and DoubleLine Emerging Markets Local Currency Bond Fund each had net management fees more than five basis points above the median of its peer group. The Trustees discussed with management the reasons for the relative net management fees of these mutual funds. The Trustees noted that none of the mutual funds, other than DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine Select Income Fund, had the highest net management fee in its peer group. The Trustees also considered DoubleLine’s belief that differences between DoubleLine Select Income Fund and DoubleLine Emerging Markets Local Currency Bond Fund and their respective peer groups, together with and the limited number of close peers, should be taken into account in evaluating those Funds’ relative performance and net management fees. The Trustees considered each Fund’s net management fees in light of that Fund’s performance net of expenses, including in instances where the mutual fund had strong relative performance and net management fees above the median of its peer group. The Trustees noted that all of the mutual funds had net total expense ratios either below the median of their peer groups or within five basis points of the median of their peer groups, with the exception of DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Select Income Fund, and DoubleLine Strategic Commodity Fund. The Trustees discussed with management the reasons for each Fund’s relative total expenses compared to that Fund’s expense peers.
ETFs
With respect to the ETFs, the Trustees considered information in the ISS MI Reports regarding the ETFs’ performance records and net total expenses. The Trustees considered that performance since inception for each ETF was within Management’s expectations, and, in each instance where an ETF exhibited relative underperformance over the one- or three-year periods, as applicable, the Trustees considered DoubleLine’s explanations for the periods of relative underperformance. The Trustees noted that many of the ETFs had only recently, or have not yet, achieved three years of investment operations.
The Trustees considered the net total expenses of each ETF. The Trustees considered that under the ETFs’ unitary fee structure, DoubleLine, in addition to providing investment management services, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Trustees further considered that under the unitary fee structure, DoubleLine pays substantially all of the operating expenses of the Funds, except for, among other things, the management fees, taxes and transaction costs, distribution fees or expenses, and any extraordinary expenses (such as litigation expenses).
The Trustees considered that DoubleLine Commercial Real Estate Debt ETF, DoubleLine Fortune 500 Equal Weight ETF, DoubleLine Opportunistic Core Bond ETF, DoubleLine Mortgage ETF, and DoubleLine Multi-Sector Income ETF each had a net total expense ratio at or below the median of its peer group. In considering the net total expense ratios of DoubleLine Shiller CAPE® U.S. Equities ETF and DoubleLine Commodity Strategy ETF, the Trustees considered that while each Fund had a net total expense ratio that was above the median of its peer group, in each case, there were several peer funds with higher net total expense ratios and that the ETFs’ net total expense ratios were within six basis points of the median of their respective peer group.
The Trustees noted that DoubleLine Asset-Backed Securities ETF commenced investment operations on February 28, 2025 and that its Advisory Agreement had previously been approved for an initial two-year period. The Trustees noted that the Fund’s Advisory Agreement would be approved for only a stub period from February 28, 2027 through March 25, 2027, to generally align its term with the terms of the other Advisory Agreements for the Funds and that certain information included above was not provided given the ETF’s short operating history. In approving the Advisory Agreement for DoubleLine Asset-Backed Securities ETF, the Trustees considered the ETF’s short operating history and that the Advisory Agreement was only being approved for an additional month period.
CEFs
With respect to the CEFs, the Trustees considered the information in the ISS MI Reports regarding the Funds’ performance records and net management fees and net total expenses, based on each Fund’s net assets (excluding the principal amount of borrowings) and, separately, on each Fund’s total managed assets (including the principal amount of borrowings).
186	DoubleLine Funds Trust

(Unaudited) March 31, 2026
As to DoubleLine Income Solutions Fund (“DSL”), the Trustees considered that the Fund’s net management fees were in the third quartile of its peer group on both a net assets and total managed assets basis, though the Fund’s net total expenses (excluding investment related expenses) was below the median of its expense peer group on those bases. The Trustees considered DoubleLine’s explanations for the Fund’s longer term relative underperformance with the Fund falling in the third quartile of its Morningstar category for the five- and ten-year periods ended October 31, 2025 and considered the Fund’s stronger more recent performance, with the Fund performing in the second quartile and the first quartile of its Morningstar category for the one- and three-year periods ended October 31, 2025, respectively, and the Fund outperforming its index for the one-, three-, five-, and ten-year periods ended October 31, 2025.
As to DoubleLine Opportunistic Credit Fund (“DBL”), the Trustees considered that DBL’s net management fees were in the second quartile of the Fund’s expense group on a net assets basis and in the fourth quartile of the expense group on a total managed assets basis. The Trustees also considered that DBL’s net total expense ratio (excluding investment-related expenses) was shown in the ISS MI Reports to be in the third quartile of the Fund’s expense group on a net assets basis and in the fourth quartile on a total managed assets basis. The Trustees considered that the Fund’s longer term relative underperformance with the Fund falling in the fourth quartile of its Morningstar category for the one-, five- and ten-year periods ended October 31, 2025 and noted the Fund’s stronger performance in the second quartile of its Morningstar category for the three-year period ended October 31, 2025. In considering the Fund’s performance, the Trustees noted also that the Fund had outperformed its index for the one-, three-, five- and ten-year periods ended October 31, 2025.
As to DoubleLine Yield Opportunities Fund (“DLY”), the Trustees considered that the Fund’s relative performance for the three-year period ended October 31, 2025, was in the second quartile of its Morningstar category. They noted that the Fund performed in the fourth and third quartiles for the one- and five-year periods ended October 31, 2025, respectively, though it had outperformed its index over the one-, three-, and five-year periods ended October 31, 2025. The Trustees noted that the Fund’s net management fees and net total expenses (excluding investment related expenses), though above the medians and in the fourth quartile of its peers on a total managed assets basis, were in the second quartile and below the median of its peer group on a net assets basis. In considering the fees and expenses of the Fund, the Trustees took into account DoubleLine’s statement that the Fund’s terms at its initial offering differed from many closed-end funds that came to market before it in that DoubleLine, as the Fund’s sponsor, bore all of the Fund’s initial organizational and offering expenses and that the Fund has a limited life, and that funds offered pursuant to such arrangements tend to pay higher advisory fees than funds whose sponsors do not bear those organizational and offering expenses and the related risks. The Trustees considered that ISS MI had developed an expense group comprising Funds with similar fee and expense arrangements, as ISS MI reported that it had done for a number of other fund families.
The Trustees noted that each of DSL, DBL, and DLY had employed leverage during some or all of the periods shown in the ISS MI Reports, and considered information from DoubleLine that they receive quarterly regarding the estimated spread earned in respect of that leverage, after taking into account expenses related to the leverage, including incremental management fees.
Profitability.
The Trustees reviewed information as to general estimates of DoubleLine’s profitability with respect to each Fund, taking into account, among other things, information about both the direct and the indirect benefits to DoubleLine from managing the Funds. The Trustees considered information provided by DoubleLine as to the methods it uses, and the assumptions it makes, in calculating its profitability. The Trustees considered representations from DoubleLine that its compensation program, which is comprised of several components, including base salary, discretionary bonus and potential equity participation in DoubleLine, enables DoubleLine to attract, retain, and motivate highly qualified and experienced employees. The Trustees considered that DoubleLine was profitable in respect of certain of the Funds, but noted that in those cases it would be appropriate to consider that profitability in light of various other considerations such as the nature, extent, and quality of the services provided by DoubleLine, the relative long-term performance of the relevant Funds, the consistency of the Funds’ investment operations over time, and the competitiveness of the management fees (as applicable) and total operating expenses of the Funds. The Trustees separately considered in this respect information provided by DoubleLine regarding its reinvestment in its business to accommodate changing regulatory requirements and to maintain its ability to provide high-quality services to the Funds. The Trustees considered DoubleLine’s view that the levels of its profitability in respect of DSL, DBL, and DLY are appropriate in light of the investment it has made in these Funds, the quality of the investment management and other teams provided by it, and its continued investments in its own business.
Annual Financial Statements and Other Information	March 31, 2026	187

Evaluation of Advisory Agreement by the Board of Trustees (Cont.)
Economies of Scale.
In their evaluation of economies of scale, the Trustees considered, among other things, the pricing of the Funds and DoubleLine’s reported profitability, and that a number of the mutual funds had achieved significant size, though some of the largest funds have experienced significant outflows more recently. The Trustees considered also that none of the Funds have breakpoints in their advisory fee schedules. The Trustees considered management’s view that the fee schedules for the Funds remained consistent with DoubleLine’s original pricing philosophy of proposing an initial management fee rate that generally, when taking into account expense limitations (where applicable), reflects reasonably foreseeable economies of scale. In this regard, the Trustees considered also that the information provided by ISS MI supported the view that the net management fees of the largest mutual funds remained competitively priced against a peer group that was selected based on, in part, asset size. The Trustees separately considered that DoubleLine had agreed to continue the expense limitation arrangements (where applicable) for a number of the mutual funds at current levels for an additional one-year period, with the prospect of recouping any waived fees or reimbursed expenses at a later date. In evaluating economies of scale more generally, the Trustees also considered ongoing changes to the regulatory environment, which required DoubleLine to re-invest in its business and infrastructure.
With regard to DSL, DBL, and DLY, the Trustees considered that these Funds have not increased in assets significantly from their initial offerings due principally to their status as closed-end investment companies and that there were therefore no substantial increases in economies of scale realized with respect to these Funds since their inception.
With regard to the ETFs, the Trustees noted that the ETFs have recently begun operations and that none of the ETFs has achieved significant scale or scale that exceeded expectations for the ETFs at the time of their launch.
Other Benefits.
The Trustees considered other benefits that could potentially be received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds, including possible ancillary benefits to the Adviser’s retail and institutional investment management businesses due to the reputation and potential growth of the Funds.
On the basis of these considerations as well as others and in the exercise of their business judgment, the Trustees determined that they were satisfied with the nature, extent, and quality of the services provided to each Fund under its Advisory Agreement(s); that it appeared that the management fees paid by each Fund to DoubleLine were generally within the range of management fees paid by its peer funds, and generally reasonable in light of the services provided, the quality of the portfolio management teams, and each Fund’s performance to date; that the historical performance records of the Funds, and the factors cited by management in respect of the underperforming Funds, were consistent with the continuance of the Advisory Agreement(s) for each of the Funds; that the fees paid by each Fund did not appear inappropriate in light of the fee schedules charged to DoubleLine’s other clients with substantially similar investment strategies (where applicable) in light of the differences in the services provided and the risks borne by DoubleLine; that the profitability of each Fund to DoubleLine did not appear excessive or such as to preclude continuation of the Fund’s Advisory Agreement(s); that the extent to which the advisory fees paid by the Funds share economies of scale with investors generally supported the renewal of each Advisory Agreement; and that it would be appropriate to approve each Advisory Agreement for an additional one-year period or, with respect to DoubleLine Asset-Backed Securities ETF, an additional period beginning February 28, 2027 through March 25, 2027.
188	DoubleLine Funds Trust

Federal Tax Information	(Unaudited) March 31, 2026
For the fiscal year ended March 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

Qualified Dividend Income
DoubleLine Total Return Bond Fund	0.00%
DoubleLine Core Fixed Income Fund	0.00%
DoubleLine Emerging Markets Fixed Income Fund	0.00%
DoubleLine Low Duration Bond Fund	0.00%
DoubleLine Shiller Enhanced CAPE®	0.00%
DoubleLine Flexible Income Fund	0.00%
DoubleLine Low Duration Emerging Markets Fixed Income Fund	0.00%
DoubleLine Long Duration Total Return Bond Fund	0.00%
DoubleLine Strategic Commodity Fund (Consolidated)	0.00%
DoubleLine Global Bond Fund	0.00%
DoubleLine Shiller Enhanced International CAPE®	0.00%
DoubleLine Emerging Markets Local Currency Bond Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2026 was as follows:

Dividends Received Deduction
DoubleLine Total Return Bond Fund	0.00%
DoubleLine Core Fixed Income Fund	0.00%
DoubleLine Emerging Markets Fixed Income Fund	0.00%
DoubleLine Low Duration Bond Fund	0.00%
DoubleLine Shiller Enhanced CAPE®	0.00%
DoubleLine Flexible Income Fund	0.00%
DoubleLine Low Duration Emerging Markets Fixed Income Fund	0.00%
DoubleLine Long Duration Total Return Bond Fund	0.00%
DoubleLine Strategic Commodity Fund (Consolidated)	0.00%
DoubleLine Global Bond Fund	0.00%
DoubleLine Shiller Enhanced International CAPE®	0.00%
DoubleLine Emerging Markets Local Currency Bond Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the fiscal year ended March 31, 2026 for each Fund was as follows:

Qualified Short-Term Gains
DoubleLine Total Return Bond Fund	0.00%
DoubleLine Core Fixed Income Fund	0.00%
DoubleLine Emerging Markets Fixed Income Fund	0.00%
DoubleLine Low Duration Bond Fund	0.00%
DoubleLine Shiller Enhanced CAPE®	0.00%
DoubleLine Flexible Income Fund	0.00%
DoubleLine Low Duration Emerging Markets Fixed Income Fund	0.00%
DoubleLine Long Duration Total Return Bond Fund	0.00%
DoubleLine Strategic Commodity Fund (Consolidated)	0.00%
DoubleLine Global Bond Fund	0.00%
DoubleLine Shiller Enhanced International CAPE®	0.00%
DoubleLine Emerging Markets Local Currency Bond Fund	0.00%

Annual Financial Statements and Other Information	March 31, 2026	189

(Unaudited) March 31, 2026
The percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Code Section 871(k)(1)(c) for the fiscal year ended March 31, 2026 for each Fund was as follows:

Qualified Interest Income
DoubleLine Total Return Bond Fund	95.33%
DoubleLine Core Fixed Income Fund	82.53%
DoubleLine Emerging Markets Fixed Income Fund	29.46%
DoubleLine Low Duration Bond Fund	74.24%
DoubleLine Shiller Enhanced CAPE®	68.47%
DoubleLine Flexible Income Fund	63.42%
DoubleLine Low Duration Emerging Markets Fixed Income Fund	19.38%
DoubleLine Long Duration Total Return Bond Fund	98.43%
DoubleLine Strategic Commodity Fund (Consolidated)	45.39%
DoubleLine Global Bond Fund	46.04%
DoubleLine Shiller Enhanced International CAPE®	63.76%
DoubleLine Emerging Markets Local Currency Bond Fund	3.36%

For the fiscal year ended March 31, 2026, the DoubleLine Global Bond Fund and DoubleLine Emerging Markets Local Currency Bond Fund earned foreign source income and paid foreign taxes, which the Fund intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
DoubleLine Global Bond Fund	$4,908,599	$27,938
DoubleLine Emerging Markets Local Currency Bond Fund	16,232,868	215,334

Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds.
190	DoubleLine Funds Trust

Form N-CSR – Items 8-11	(Unaudited) March 31, 2026
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust (each, a “Fund”) for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each Fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.
The reports of PricewaterhouseCoopers LLP on the financial statements for the fiscal years ended March 31, 2024 and March 31, 2025 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.
During the Funds’ fiscal years ended March 31, 2024 and March 31, 2025, or for the period from April 1, 2025 through August 5, 2025, (the “Interim Period”): (i) there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their reports on the financial statements for such years or Interim Period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the fiscal years ended March 31, 2024 and March 31, 2025, and during the Interim Period, neither the Trust nor anyone acting on its behalf consulted with Deloitte & Touche LLP on behalf of the Trust on items that concerned the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds' financial statements, or any matter that was either (i) the subject of a disagreement (as defined in Item 304(a)(1)(iv) under Regulation S-K and related instructions) or (ii) a reportable event (as described in Item 304(a)(1)(v) under Regulation S-K).
The Funds have requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the SEC stating whether or not it agrees with the above statements.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
DoubleLine Floating Rate Fund and DoubleLine Select Income Fund (formerly known as the DoubleLine Infrastructure Income Fund) (for purposes of this section, each a “Target Fund,” and together, the “Target Funds”)
The Board of Trustees of the DoubleLine Funds Trust held a Special Meeting of the Shareholders of the Target Funds on January 14, 2026 for the purpose of approving an Agreement and Plan of Reorganization and Termination, pursuant to which the Target Funds would be reorganized into corresponding series of the American Beacon Funds. Each reorganization was completed on February 6, 2026.
For DoubleLine Floating Rate Fund, of the 6,434,718 shares present in person or by proxy at the shareholder meeting, 6,265,680 shares or 97% voted in favor (representing 52% of total outstanding shares), 65,166 shares voted against (representing 1% of total outstanding shares), and 103,872 shares abstained from voting (representing 1% of total outstanding shares).
For DoubleLine Select Income Fund, of the 31,805,071 shares present in person or by proxy at the shareholder meeting, 31,734,127 shares or 100% voted in favor (representing 86% of total outstanding shares), 23,661 shares voted against (representing 0% of total outstanding shares), and 47,283 shares abstained from voting (representing 0% of total outstanding shares).
DoubleLine Securitized Credit Fund (formerly known as the DoubleLine Income Fund) (for purposes of this section, the “Target Fund”)
The Board of Trustees of the DoubleLine Funds Trust held a Special Meeting of the Shareholders of the Target Fund on January 23, 2026, for the purpose of approving an Agreement and Plan of Reorganization, pursuant to which the Target Fund would be reorganized into the DoubleLine Securitized Credit ETF, a series of the DoubleLine ETF Trust. The reorganization was completed on January 30, 2026. Of the 9,885,716 shares present in person or by proxy at the shareholder meeting, 9,080,099 shares or 92% voted in favor (representing 48% of total outstanding shares), 614,933 shares voted against (representing 3% of total outstanding shares), and 190,685 shares abstained from voting (representing 1% of total outstanding shares).
Annual Financial Statements and Other Information	March 31, 2026	191

(Unaudited) March 31, 2026
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is included as part of the Financial Statements filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The information is included as part of the Financial Statements filed under Item 7 of this Form.
192	DoubleLine Funds Trust

Investment Advisers: DoubleLine Capital LP and DoubleLine Alternatives LP 2002 North Tampa Street Suite 200 Tampa, FL 33602
Distributor: Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202
Before April 13, 2026: Administrator and Transfer Agent: U.S. Bancorp Fund Services, LLC P.O. Box 219252 Kansas City, MO 64121-9252	Beginning April 13, 2026: Administrator and Transfer Agent: The Bank of New York Mellon 240 Greenwich Street New York, NY 10286
Before April 13, 2026: Custodians: U.S. Bank, N.A. 1555 North River Center Drive Suite 302 Milwaukee, WI 53212 State Street Bank and Trust Company Channel Center 1 Iron Street Boston, MA 02210	Beginning April 13, 2026: Custodian: The Bank of New York Mellon 240 Greenwich Street New York, NY 10286
Independent Registered Public Accounting Firm: Deloitte & Touche LLP 695 Town Center Drive, Suite 100 Costa Mesa, CA 92626
Legal Counsel: Ropes & Gray LLP 1211 Avenue of the Americas New York, NY 10036
Contact Information: doubleline.com fundinfo@doubleline.com (877) DLine11 or (877) 354-6311
DL-ARFINANCIALS-DFT

DoubleLine || 2002 North Tampa Street, Suite 200 || Tampa, FL 33602 || (813) 791-7333
fundinfo@doubleline.com || www.doubleline.com

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7a.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7a.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7a.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7a.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed. Not applicable.

(3) A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the Registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DoubleLine Funds Trust

By (Signature and Title)*	/s/ Ronald R. Redell
Ronald R. Redell, President and Principal Executive Officer

Date	06/02/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald R. Redell
Ronald R. Redell, President and Principal Executive Officer

Date	06/02/2026

By (Signature and Title)*	/s/ Henry V. Chase
Henry V. Chase, Treasurer and Principal Financial and Accounting Officer

Date	06/02/2026

* Print the name and title of each signing officer under his or her signature.